                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05686

                         AIM Investment Securities Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 7/31

Date of reporting period: 01/31/07

Item 1. Reports to Stockholders.

                                                                   AIM GLOBAL REAL ESTATE FUND
                                          Semiannual Report to Shareholders o January 31, 2007

SECTOR EQUITY

Real Estate

Table of Contents

Supplemental Information.........    2
Letters to Shareholders..........    3
Performance Summary..............    5
Management Discussion............    5
Long-term Fund Performance.......    7
Fund Expenses....................    8
Approval of Advisory Agreement...    9
Schedule of Investments..........  F-1
Financial Statements.............  F-4
Notes to Financial Statements....  F-7
Financial Highlights.............  F-13
Trustees and Officers............  F-17                               [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM GLOBAL REAL ESTATE FUND

AIM GLOBAL REAL ESTATE FUND'S INVESTMENT OBJECTIVE IS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          the climate for real estate, increases in    Exchange, whose sole business is the
                                             taxes, expenses and costs, changes in        creation and management of indexes and
o Class B shares are not available as an     laws, casualty and condemnation losses,      associated data services); NAREIT
investment for retirement plans maintained   rent control limitations and increases in    (National Association of Real Estate
pursuant to Section 401 of the Internal      interest rates.                              Investment Trusts) and EPRA (European
Revenue Code, including 401(k) plans,                                                     Public Real Estate Association). FTSE
money purchase pension plans and profit      o Because the Fund focuses its investments   --TRADEMARK--is a trade mark of London
sharing plans, except for plans that have    in REITs, real estate operating companies    Stock Exchange Plc and The Financial Times
existing accounts invested in Class B        and other companies related to the real      Limited, NAREIT is a trademark of the
shares.                                      estate industry, the value of your shares    National Association of Real Estate
                                             may rise and fall more than the value of     Investment Trusts --REGISTERED TRADEMARK--
o Class R shares are available only to       shares of a fund that invests in a broader   ("NAREIT") and EPRA --REGISTERED
certain retirement plans. Please see the     range of companies.                          TRADEMARK-- is the trademark of the
prospectus for more information.                                                          European Public Real Estate Association.
                                             o The prices of and the income generated     The FTSE EPRA/NAREIT Global Real Estate
PRINCIPAL RISKS OF INVESTING IN THE FUND     by securities held by the Fund may decline   Index Series is calculated by FTSE. All
                                             in response to certain factors, including    rights in the FTSE Indices vest in FTSE
o Foreign securities have additional         some directly involving the companies and    and/or its licensors. Neither FTSE nor its
risks, including exchange rate changes,      governments whose securities are owned by    licensors accept any liability for any
political and economic upheaval, the         the Fund. These factors include general      errors or omissions in the FTSE Indices or
relative lack of information about these     economic and market conditions, regional     underlying data.
companies, relatively low market liquidity   or global economic instability and
and the potential lack of strict financial   currency and interest rate fluctuations.     o The unmanaged LIPPER REAL ESTATE FUNDS
and accounting controls and standards.                                                    INDEX represents an average of the
                                             o The Fund may invest in obligations         performance of the largest real estate
o Investing in emerging markets involves     issued by agencies and instrumentalities     funds tracked by Lipper Inc., an
greater risks than investing in more         of the U.S. government that may vary in      independent mutual fund performance
established markets. Risks for emerging      the level of support they receive from the   monitor.
markets include risks relating to the        government. The government may choose not
relatively smaller size and lesser           to provide financial support to government   o The unmanaged STANDARD & POOR'S
liquidity of these markets, high inflation   sponsored agencies or instrumentalities if   COMPOSITE INDEX OF 500 STOCKS (the S&P 500
rates, adverse political developments and    it is not legally obligated to do so, in     --REGISTERED TRADEMARK-- Index) is an
lack of timely information.                  which case, if the issuer defaulted, the     index of common stocks frequently used as
                                             securities of the issuer might not be able   a general measure of U.S. stock market
o Prices of equity securities change in      to recover its investment from the U.S       performance.
response to many factors including the       government.
historical and prospective earnings of the                                                o The Fund is not managed to track the
issuer, the value of its assets, general     o There is no guarantee that the             performance of any particular index,
economic conditions, interest rates,         investment techniques and risk analyses      including the indexes defined here, and
investor perceptions and market liquidity.   used by the Fund's managers will produce     consequently, the performance of the Fund
                                             the desired results.                         may deviate significantly from the
o Debt securities are particularly                                                        performance of the indexes.
vulnerable to credit risk and interest       ABOUT INDEXES USED IN THIS REPORT
rate fluctuations.                                                                        o A direct investment cannot be made in an
                                             o The unmanaged MSCI World Index is a        index. Unless otherwise indicated, index
o The Fund could conceivably hold real       group of global securities tracked by        results include reinvested dividends, and
estate directly if a company defaults on     Morgan Stanley Capital International.        they do not reflect sales charges.
debt securities the underlying fund owns.                                                 Performance of an index of funds reflects
In that event, an investment in the          o The FTSE EPRA/NAREIT GLOBAL REAL ESTATE    fund expenses; performance of a market
underlying fund may have additional risks    INDEX is designed to track the performance   index does not.
relating to direct ownership in real         of listed real estate companies and REITs
estate, including difficulties in            worldwide. It is compiled by FTSE Group      OTHER INFORMATION
valuating and trading real estate,           (an independent company, originally a
declines in the value of the properties,     joint venture of the Financial Times and     o The returns shown in management's
risks relating to general and local          the London Stock                             discussion of Fund performance are based
economic conditions, changes in                                                           on net asset values calculated for
                                                                                          shareholder transactions. Generally
                                                                                          accepted accounting princi-
                                                                                                                 Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    AGREX
================================================================================          Class B Shares                    BGREX
                                                                                          Class C Shares                    CGREX
                                                                                          Class R Shares                    RGREX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM GLOBAL REAL ESTATE FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS--REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
    [TAYLOR
    PHOTO]                                      Major U.S. stock market indexes rose significantly during the second half of 2006, due to continued economic expansion and a cessation of interest rate increases by the
                                             U.S. Federal Reserve Board, among other factors. (1, 2) Major fixed-income indexes also
   PHILIP TAYLOR                             produced positive returns during the second half of 2006.1

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we
                                             believe investors can do two things to deal with short-term market fluctuations:
                                             maintain a long-term investment horizon and maintain a diversified portfolio. AIM
                                             Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds CEO,
                                             AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM GLOBAL REAL ESTATE FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

  [CROCKETT                                     The progress made to date is encouraging. Following the general trends of global
    PHOTO]                                   equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December
BRUCE L. CROCKETT                            31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar Inc. is a leading provider of independent mutual fund investment research)
                                             included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds'
                                             performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM GLOBAL REAL ESTATE FUND

MANAGEMENT'S DISCUSSION                                                                      We attempt to control risk by
OF FUND PERFORMANCE                                                                       diversifying property types and geographic
=======================================================================================   locations, as well as limiting the size of
PERFORMANCE SUMMARY                                                                       any one holding.
                                             ==========================================
We are pleased to report that AIM Global     FUND VS. INDEXES                                We will consider selling a holding
Real Estate Fund once again provided                                                      when:
shareholders with positive returns during    CUMULATIVE TOTAL RETURNS, 7/31/06-1/31/07,
the reporting period. The Fund               EXCLUDING APPLICABLE SALES CHARGES. IF       o Relative valuation falls below desired
significantly outperformed the broad         SALES CHARGES WERE INCLUDED, RETURNS WOULD   levels.
market, represented by the MSCI World        BE LOWER.
Index, and performed inline with its                                                      o Risk/return relationships change
style-specific index, the FTSE EPRA/NAREIT   Class A Shares                       27.24%  significantly.
Global Real Estate Index.(1, 2)              Class B Shares                       26.79
                                             Class C Shares                       26.69   o Company fundamentals change (property
   Our strong stock selection, and in some   Class R Shares                       27.09   type, geography or management changes).
instances our overweight positions, in the   MSCI World Index(1) (Broad Market
United States, United Kingdom, Singapore     Index)                               13.84   o A more attractive investment opportunity
and Australia contributed the most to Fund   FTSE EPRA/NAREIT Global Real Estate          is identified.
performance during the period. Conversely,   Index(2) (Style-Specific Index)      26.83
our underweight positions in Poland and      Lipper Real Estate Funds Index(1)            MARKET CONDITIONS AND YOUR FUND
Sweden along with our cash position          (Peer Group Index)                   23.52
detracted the most from our relative                                                      The reporting period started off on a
performance.                                 SOURCES:                                     positive note as U.S. markets, as
                                                                                          represented by the S&P 500 Index, were
                                             (1) LIPPER INC;                              encouraged by strong economic data.(1) The
                                                                                          U.S. Federal Reserve Board (the Fed) held
                                             (2) A I M MANAGEMENT GROUP INC., BLOOMBERG   interest rates steady after 17 consecutive
                                             L.P.                                         increases and a series of solid economic
                                                                                          reports, which indicated the economy's
                                             ==========================================   strength was slowing, yet intact, and
                                                                                          inflation was within manageable levels.(2)
                                                Your Fund's long-term performance         Additionally, global markets continued
                                             appears on page 7.                           their upward trend as demonstrated by the
                                                                                          MSCI World Index's solid gains during the
=======================================================================================   reporting period.(1)

HOW WE INVEST                                we believe will benefit from long-term          The global real estate markets as
                                             sector trends. We use a                      represented by the FTSE EPRA/NAREIT Global
Your Fund holds primarily real               fundamentals-driven investment process,      Real Estate Index, was among the top
estate-oriented securities from the U.S.     including property market cycle analysis,    performing markets for the reporting
and abroad. We focus on public companies     property evaluation, management and          period, easily outpacing the broad
whose value is driven by tangible assets.    structure review to identify securities      domestic and global markets as measured by
Our goal is to create a global Fund          with:                                        the S&P 500 Index and the MSCI World
focused on total return that will perform                                                 Index, respectively.(1, 2) The group's
at or above index levels with a comparable   o Quality underlying properties.             favorable relative performance was driven
level of risk. Our investment strategy                                                    by a number of recurring themes, including
focuses on identifying U.S. and non-U.S.     o Solid management teams.                    ongoing privatization activity, improving
property types                                                                            real
                                             o Attractive valuations relative to peer
                                             investment alternatives.
                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                         TOTAL NET ASSETS

By property type                             1. Sun Hung Kai Properties Ltd.              Total Net Assets           $582.28 million
Diversified                         25.8%       (Hong Kong)                    3.8%
Retail                              25.8     2. Westfield Group (Australia)    3.1        Total Number of Holdings*               97
Office                              21.8     3. Simon Property Group, Inc.     3.1
Residential                         14.7     4. Mitsubishi Estate Co. Ltd.                The Fund's holdings are subject to change,
Industrial                           4.6        (Japan)                        3.0        and there is no assurance that the Fund
Hotels                               3.8     5. ProLogis                       2.8        will continue to hold any particular
Money Market Funds                           6. Mitsui Fudosan Co., Ltd.                  security.
Plus Other Assets Less Liabilities   3.5        (Japan)                        2.8
                                             7. Land Securities Group PLC                 *   Excluding money market fund holdings.
                                                (United Kingdom)               2.6
                                             8. British Land Co. PLC
                                                (United Kingdom)               2.5
                                             9. Host Hotels & Resorts Inc.     2.3
                                             10. SL Green Realty Corp.         2.3

AIM GLOBAL REAL ESTATE FUND

estate operating fundamentals, growing          Apartment Investment and Management       [RODRIGUEZ PHOTO]    Joe V. Rodriguez, Jr.
demand for stable, income-producing assets   Co., one of the largest owner/operator of    Director of Securities Management, INVESCO
like real estate and a movement toward the   apartment homes in the United States,        Real Estate, is lead manager of AIM Global
globalization of real estate mandates.       performed inline with the general            Real Estate Fund. He oversees all phases
                                             apartment sector but not owning a position   of the unit including securities research
   Positive returns during the reporting     hurt the Fund's relative performance.        and administration. Mr. Rodriguez began
period resulted from overweight positions                                                 his investment career in 1983 and joined
in some instances and strong stock              During the reporting period, the Fund     INVESCO in 1990. He has served on the
selection in the United States, United       and real estate markets in general have      editorial boards of the National
Kingdom, Singapore and Australia. CAPITAL    experienced strong double-digit              Association of Real Estate Investment
& REGIONAL, a co-investing real estate       returns.(1) It would be imprudent for us     Trusts (NAREIT) as well as the
asset manager in the United Kingdom,         to suggest such a level of performance is    Institutional Real Estate Securities
gained momentum during the reporting         sustainable over the long term. We'd like    Newsletter. Mr. Rodriguez earned his
period after the retail property type        to thank you for continuing to invest in     B.B.A. in economics and finance as well as
underperformed in the first half. In         AIM Global Real Estate Fund and we'd like    his M.B.A. in finance from Baylor
addition, the holding benefited from sell    to welcome any new shareholders who          University.
side analysts increased valuation of the     invested with us during the reporting
company's fund management business. HILTON   period.                                      [BLACKBURN PHOTO]    Mark D. Blackburn
HOTELS, A leading global hospitality                                                      Chartered Financial Analyst, Director of
company that owns, manages or franchises     Sources:                                     Investments, INVESCO Real Estate, is
hotels in more than 80 countries, was the                                                 manager of AIM Global Real Estate Fund. He
second largest relative contributor to       (1) Lipper Inc.;                             joined INVESCO in 1998 and has
Fund performance versus the Fund's                                                        approximately 20 years of experience in
style-specific index. During the reporting   (2) U.S. Federal Reserve Board;              institutional investing and risk
period, Hilton Hotels stock gained                                                        management. Mr. Blackburn earned a B.S. in
momentum due to strong fundamentals. This    (3) FTSE International Limited (FTSE)        accounting from Louisiana State University
proved favorable to the Fund as Hilton                                                    and an M.B.A. from Southern Methodist
Hotels is not a constituent of the FTSE      THE VIEWS AND OPINIONS EXPRESSED IN          University. He is a certified public
EPRA/NAREIT Global Real Estate Index.(3)     MANAGEMENT'S DISCUSSION OF FUND              accountant.
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,
   Finally, Stockland, a leading             INC. THESE VIEWS AND OPINIONS ARE SUBJECT    [CURBO PHOTO]        Paul S. Curbo
Australian diversified property group,       TO CHANGE AT ANY TIME BASED ON FACTORS       Chartered Financial Analyst, portfolio
benefited from strong capital flows as       SUCH AS MARKET AND ECONOMIC CONDITIONS.      manager, INVESCO Real Estate, is a manager
investors in Australia moved away from       THESE VIEWS AND OPINIONS MAY NOT BE RELIED   of AIM Global Real Estate Fund. He joined
risky commodities and into more stable       UPON AS INVESTMENT ADVICE OR                 INVESCO in 1998 and has 13 years of real
listed property trusts (a REIT-like          RECOMMENDATIONS, OR AS AN OFFER FOR A        estate experience. Mr. Curbo earned a
structure in Australia).                     PARTICULAR SECURITY. THE INFORMATION IS      B.B.A. in finance from the University of
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   Texas.
   Conversely, despite positive              ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
performance by the property listed stocks    THE FUND. STATEMENTS OF FACT ARE FROM        [TROWBRIDGE PHOTO]   James W. Trowbridge
during the reporting period, a few           SOURCES CONSIDERED RELIABLE, BUT A I M       portfolio manager, INVESCO Real Estate, is
holdings detracted from our performance.     ADVISORS, INC. MAKES NO REPRESENTATION OR    manager of AIM Global Real Estate Fund.
MACQUARIE GOODMAN GROUP, an Australian       WARRANTY AS TO THEIR COMPLETENESS OR         Mr. Trowbridge joined INVESCO Real Estate
industrial property group, detracted the     ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    in 1989. With 32 years of real estate
most from relative performance during the    IS NO GUARANTEE OF FUTURE RESULTS, THESE     investment experience for major
reporting period. We sold our position in    INSIGHTS MAY HELP YOU UNDERSTAND OUR         institutional investors, Mr. Trowbridge is
Macquarie Goodman Group a few days into      INVESTMENT MANAGEMENT PHILOSOPHY.            responsible for integrating his knowledge
the reporting period as we believe,                                                       into INVESCO's publicly traded REIT
despite strong gains, the holding is            See important Fund and index              investments. Mr. Trowbridge earned his
unattractive on a valuation basis.           disclosures on the inside front cover.       B.S. in finance from Indiana University.
Additionally, not owning Centro
Properties, an Australian retail                                                          [WANG PHOTO]         Ping Ying Wang
investment organization specializing in                                                   Chartered Financial Analyst, portfolio
the ownership, management and development                                                 manager, INVESCO Real Estate, is manager
of retail shopping centers, detracted from                                                of AIM Global Real Estate Fund. She has 10
the Fund's relative performance.                                                          years of real estate experience. She
                                                                                          earned a B.S. in international finance
                                                                                          from the People's University of China and
                                                                                          a Ph.D. in finance from the University of
                                                                                          Texas at Dallas.

                                                                                          Assisted by the Real Estate Team

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM GLOBAL REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/07, including applicable sales    As of 12/31/06, the most recent calendar
charges                                      quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (4/29/05)     32.75%               Inception (4/29/05)     30.75%
   1 Year               31.87                   1 Year               33.21

CLASS B SHARES                               CLASS B SHARES
Inception (4/29/05)     34.31%               Inception (4/29/05)     32.32%
   1 Year               33.51                   1 Year               34.91

CLASS C SHARES                               CLASS C SHARES
Inception (4/29/05)     36.12%               Inception (4/29/05)     34.29%
   1 Year               37.40                   1 Year               38.80

CLASS R SHARES                               CLASS R SHARES
Inception (4/29/05)     36.81%               Inception (4/29/05)     34.95%
   1 Year               39.18                   1 Year               40.61
==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   INVESTMENT RETURN AND PRINCIPAL VALUE WILL   WAS 1.57%, 2.32%, 2.32% AND 1.82%,
PERFORMANCE AND CANNOT GUARANTEE             FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     RESPECTIVELY. THE EXPENSE RATIOS PRESENTED
COMPARABLE FUTURE RESULTS; CURRENT           LOSS WHEN YOU SELL SHARES.                   ABOVE MAY VARY FROM THE EXPENSE RATIOS
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE                                                PRESENTED IN OTHER SECTIONS OF THIS REPORT
VISIT AIMINVESTMENTS.COM FOR THE MOST           THE NET ANNUAL FUND OPERATING EXPENSE     THAT ARE BASED ON EXPENSES INCURRED DURING
RECENT MONTH-END PERFORMANCE. PERFORMANCE    RATIO SET FORTH IN THE MOST RECENT FUND      THE PERIOD COVERED BY THIS REPORT.
FIGURES REFLECT REINVESTED DISTRIBUTIONS,    PROSPECTUS AS OF THE DATE OF THIS REPORT
CHANGES IN NET ASSET VALUE AND THE EFFECT    FOR CLASS A, CLASS B, CLASS C AND CLASS R       CLASS A SHARE PERFORMANCE REFLECTS THE
OF THE MAXIMUM SALES CHARGE UNLESS           SHARES WAS 1.41%, 2.16%, 2.16% AND 1.66%,    MAXIMUM 5.50% SALES CHARGE, AND CLASS B
OTHERWISE STATED. PERFORMANCE FIGURES DO     RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       AND CLASS C SHARE PERFORMANCE REFLECTS THE
NOT REFLECT DEDUCTION OF TAXES A             OPERATING EXPENSE RATIO SET FORTH IN THE     APPLICABLE CONTINGENT DEFERRED SALES
SHAREHOLDER WOULD PAY ON FUND                MOST RECENT FUND PROSPECTUS AS OF THE DATE   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
DISTRIBUTIONS OR SALE OF FUND SHARES.        OF THIS REPORT FOR CLASS A, CLASS B, CLASS   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             C AND CLASS R SHARES                         BEGINNING AT THE TIME OF PURCHASE TO 0% AT
                                                                                          THE BEGINNING OF THE SEVENTH YEAR. THE
                                                                                          CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                                                                          YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                                                                          HAVE A FRONT-END SALES CHARGE; RETURNS
                                                                                          SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                                                                          ON A TOTAL REDEMPTION OF RETIREMENT PLAN
                                                                                          ASSETS WITHIN THE FIRST YEAR.

                                                                                             THE PERFORMANCE OF THE FUND'S SHARE
                                                                                          CLASSES WILL DIFFER PRIMARILY DUE TO
                                                                                          DIFFERENT SALES CHARGE STRUCTURES AND
                                                                                          CLASS EXPENSES.

                                                                                             A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                                                                          THE FUND WITHIN 30 DAYS OF PURCHASE.
                                                                                          EXCEPTIONS TO THE REDEMPTION FEE ARE
                                                                                          LISTED IN THE FUND'S PROSPECTUS.

(1) The advisor has contractually agreed to waive advisory fees and/or reimburse expense to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class R shares to
   1.40%, 2.15%, 2.15% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) interest, (ii) taxes; (iii) dividend expense on short sales; (iv)
   extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees, and (vi)
   expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefit are in the form of credits that the Fund receives from banks where the
   Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through at least June 30, 2007.

====================================================================================================================================
Continued from inside front cover

ples require adjustments to be made to the   for measuring the competence and integrity   about duplicating fee charges, by calling
net assets of the Fund at period end for     of investment professionals.                 202-942-8090 or 800-732-0330, or by
financial reporting purposes, and as such,                                                electronic request at the following e-mail
the net asset values for shareholder         The Fund provides a complete list of its     address: publicinfo@sec.gov. The SEC file
transactions and the returns based on        holdings four times in each fiscal year,     numbers for the Fund are 811-05686 and
those net asset values may differ from the   at the quarter-ends. For the second and      033-39519.
net asset values and returns reported in     fourth quarters, the lists appear in the
the Financial Highlights.                    Fund's semiannual and annual reports to      A description of the policies and
                                             shareholders. For the first and third        procedures that the Fund uses to determine
o Property type classifications used in      quarters, the Fund files the lists with      how to vote proxies relating to portfolio
this report are generally according to       the Securities and Exchange Commission       securities is available without charge,
FTSE EPRA/NAREIT Global Real Estate Index,   (SEC) on Form N-Q. The most recent list of   upon request, from our Client Services
which is exclusively owned by the FTSE       portfolio holdings is available at           department at 800-959-4246 or on the AIM
Group, the European Public Real Estate       AIMinvestments.com. From our home page,      Web site, AIMinvestments.com. On the home
Association (EPRA), the National             click on Products & Performance, then        page, scroll down and click on AIM Funds
Association of Real Estate Investment        Mutual Funds, then Fund Overview. Select     Proxy Policy. The information is also
Trusts (NAREIT) and Euronext Indices BV.     your Fund from the drop-down menu and        available on the SEC Web site, sec.gov.
                                             click on Complete Quarterly Holdings.
o The Chartered Financial Analyst            Shareholders can also look up the Fund's     Information regarding how the Fund voted
--REGISTERED TRADEMARK-- (CFA --REGISTERED   Forms N-Q on the SEC Web site at sec.gov.    proxies related to its portfolio
TRADEMARK--) designation is a globally       Copies of the Fund's Forms N-Q may be        securities during the 12 months ended June
recognized standard                          reviewed and copied at the SEC Public        30, 2006, is available at our Web site. Go
                                             Reference Room in Washington, D.C. You can   to AIMinvestments.com, access the About Us
                                             obtain information on the operation of the   tab, click on Required Notices and then
                                             Public Reference Room, including             click on Proxy Voting Activity. Next,
                                             information                                  select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

AIM GLOBAL REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       THE HYPOTHETICAL ACCOUNT VALUES AND
                                             estimate the expenses that you paid over     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      the period. Simply divide your account       ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments; contingent deferred       then multiply the result by the number in    OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions, and            the table under the heading entitled         TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            estimate the expenses you paid on your       THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service (12b-1) fees;    account during this period.                  THE OTHER FUNDS.
AND other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period August 1, 2006, through        of return of 5% per year before expenses,    hypothetical information is useful in
January 31, 2007.                            which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended January 31, 2007, appear in     addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (8/1/06)            (1/31/07)(1)            PERIOD(2)      (1/31/07)            PERIOD(2)         RATIO
   A               $1,000.00             $1,272.40               $ 7.79        $1,018.35             $ 6.92            1.36%
   B                1,000.00              1,267.90                12.06         1,014.57              10.71            2.11
   C                1,000.00              1,266.90                12.06         1,014.57              10.71            2.11
   R                1,000.00              1,270.90                 9.22         1,017.09               8.19            1.61

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM GLOBAL REAL ESTATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      officers and employees of AIM who will       o Expense limitations and fee waivers. The
Securities Funds (the "Board") oversees      provide investment advisory services to      Board noted that AIM has contractually
the management of AIM Global Real Estate     the Fund. In reviewing the qualifications    agreed to waive fees and/or limit expenses
Fund (the "Fund") and, as required by law,   of AIM to provide investment advisory        of the Fund through June 30, 2007 in an
determines annually whether to approve the   services, the Board considered such issues   amount necessary to limit total annual
continuance of the Fund's advisory           as AIM's portfolio and product review        operating expenses to a specified
agreement with A I M Advisors, Inc.          process, various back office support         percentage of average daily net assets for
("AIM"). Based upon the recommendation of    functions provided by AIM and AIM's equity   each class of the Fund. The Board
the Investments Committee of the Board, at   and fixed income trading operations. Based   considered the contractual nature of this
a meeting held on June 27, 2006, the         on the review of these and other factors,    fee waiver/expense limitation and noted
Board, including all of the independent      the Board concluded that the quality of      that it remains in effect through June 30,
trustees, approved the continuance of the    services to be provided by AIM was           2007. The Board considered the effect this
advisory agreement (the "Advisory            appropriate and that AIM currently is        fee waiver/expense limitation would have
Agreement") between the Fund and AIM for     providing satisfactory services in           on the Fund's estimated expenses and
another year, effective July 1, 2006.        accordance with the terms of the Advisory    concluded that the levels of fee
                                             Agreement.                                   waivers/expense limitations for the Fund
   The Board considered the factors                                                       were fair and reasonable.
discussed below in evaluating the fairness   o The performance of the Fund relative to
and reasonableness of the Advisory           comparable funds. Not applicable because     o Breakpoints and economies of scale. The
Agreement at the meeting on June 27, 2006    the Fund has not been in operation for a     Board reviewed the structure of the Fund's
and as part of the Board's ongoing           full calendar year.                          advisory fee under the Advisory Agreement,
oversight of the Fund. In their                                                           noting that it includes seven breakpoints.
deliberations, the Board and the             o The performance of the Fund relative to    The Board reviewed the level of the Fund's
independent trustees did not identify any    indices. Not applicable because the Fund     advisory fees, and noted that such fees,
particular factor that was controlling,      has not been in operation for a full         as a percentage of the Fund's net assets,
and each trustee attributed different        calendar year.                               would decrease as net assets increase
weights to the various factors.                                                           because the Advisory Agreement includes
                                             o Meetings with the Fund's portfolio         breakpoints. The Board noted that, due to
   One responsibility of the independent     managers and investment personnel. The       the Fund's asset levels at the end of the
Senior Officer of the Fund is to manage      Board is meeting periodically with the       past calendar year and the way in which
the process by which the Fund's proposed     Fund's portfolio managers and/or other       the advisory fee breakpoints have been
management fees are negotiated to ensure     investment personnel and believes that       structured, the Fund has yet to benefit
that they are negotiated in a manner which   such individuals are competent and able to   from the breakpoints. The Board concluded
is at arms' length and reasonable. To that   carry out their responsibilities under the   that the Fund's fee levels under the
end, the Senior Officer must either          Advisory Agreement.                          Advisory Agreement therefore would reflect
supervise a competitive bidding process or                                                economies of scale at higher asset levels
prepare an independent written evaluation.   o Overall performance of AIM. Not            and that it was not necessary to change
The Senior Officer has recommended an        applicable because the Fund has not been     the advisory fee breakpoints in the Fund's
independent written evaluation in lieu of    in operation for a full calendar year.       advisory fee schedule.
a competitive bidding process and, upon
the direction of the Board, has prepared     o Fees relative to those of clients of AIM   o Investments in affiliated money market
such an independent written evaluation.      with comparable investment strategies. The   funds. The Board also took into account
Such written evaluation also considered      Board reviewed the effective advisory fee    the fact that uninvested cash and cash
certain of the factors discussed below. In   rate (before waivers) for the Fund under     collateral from securities lending
addition, as discussed below, the Senior     the Advisory Agreement. The Board noted      arrangements, if any (collectively, "cash
Officer made a recommendation to the Board   that this rate was (i) below the effective   balances") of the Fund may be invested in
in connection with such written              advisory fee rate (before waivers) for a     money market funds advised by AIM pursuant
evaluation.                                  mutual fund advised by AIM with investment   to the terms of an SEC exemptive order.
                                             strategies comparable to those of the        The Board found that the Fund may realize
   The discussion below serves as a          Fund; (ii) below the effective advisory      certain benefits upon investing cash
summary of the Senior Officer's              fee rate (before waivers) for one variable   balances in AIM advised money market
independent written evaluation and           insurance fund advised by AIM and offered    funds, including a higher net return,
recommendation to the Board in connection    to insurance company separate accounts       increased liquidity, increased
therewith, as well as a discussion of the    with investment strategies comparable to     diversification or decreased transaction
material factors and the conclusions with    those of the Fund; and (iii) above the       costs. The Board also found that the Fund
respect thereto that formed the basis for    effective sub-advisory fee rate for a        will not receive reduced services if it
the Board's approval of the Advisory         variable insurance fund sub-advised by an    invests its cash balances in such money
Agreement. After consideration of all of     AIM affiliate and offered to insurance       market funds. The Board noted that, to the
the factors below and based on its           company separate accounts with investment    extent the Fund invests uninvested cash in
informed business judgment, the Board        strategies comparable to those of the        affiliated money market funds, AIM has
determined that the Advisory Agreement is    Fund, although the total advisory fees for   voluntarily agreed to waive a portion of
in the best interests of the Fund and its    such variable insurance fund were            the advisory fees it receives from the
shareholders and that the compensation to    comparable to those for the Fund. The        Fund attributable to such investment. The
AIM under the Advisory Agreement is fair     Board noted that AIM has agreed to limit     Board further determined that the proposed
and reasonable and would have been           the Fund's total annual operating            securities lending program and related
obtained through arm's length                expenses, as discussed below. Based on       procedures with respect to the lending
negotiations.                                this review, the Board concluded that the    Fund is in the best interests of the
                                             advisory fee rate for the Fund under the     lending Fund and its respective
   Unless otherwise stated, information      Advisory Agreement was fair and              shareholders. The Board therefore
presented below is as of June 27, 2006 and   reasonable.                                  concluded that the investment of cash
does not reflect any changes that may have                                                collateral received in connection with the
occurred since June 27, 2006, including      o Fees relative to those of comparable       securities lending program in the money
but not limited to changes to the Fund's     funds with other advisors. The Board         market funds according to the procedures
performance, advisory fees, expense          reviewed the advisory fee rate for the       is in the best interests of the lending
limitations and/or fee waivers.              Fund under the Advisory Agreement. The       Fund and its respective shareholders.
                                             Board noted that this rate was lower than
o The nature and extent of the advisory      (i) the advisory fee rates for half of the   o Independent written evaluation and
services to be provided by AIM. The Board    funds advised by other advisors with         recommendations of the Fund's Senior
reviewed the services to be provided by      investment strategies comparable to those    Officer. The Board noted that, upon their
AIM under the Advisory Agreement. Based on   of the Fund that the Board reviewed and      direction, the Senior Officer of the Fund,
this review, the Board concluded that the    (ii) the average and median management fee   who is independent of AIM and AIM's
range of services to be provided by AIM      rates for both non-proprietary funds and     affiliates, had prepared an independent
under the Advisory Agreement was             all funds within the Lipper Real Estate      written evaluation in order to assist the
appropriate and that AIM currently is        Fund category. The Board noted that AIM      Board in determining the reasonableness of
providing services in accordance with the    has agreed to limit the Fund's total         the proposed management fees of the AIM
terms of the Advisory Agreement.             annual operating expenses, as discussed
                                             below. Based on this review, the Board
o The quality of services to be provided     concluded that the advisory fee rate for
by AIM. The Board reviewed the credentials   the Fund under the Advisory Agreement was
and experience of the                        fair and reasonable.

                                                                                                                         (continued)

AIM GLOBAL REAL ESTATE FUND

Funds, including the Fund. The Board noted   compliance. The Board concluded that these   o The performance of the Fund relative to
that the Senior Officer's written            steps taken by AIM have improved, and are    indices. Not applicable because the Fund
evaluation had been relied upon by the       likely to continue to improve, the quality   has not been in operation for a full
Board in this regard in lieu of a            and efficiency of the services AIM and its   calendar year.
competitive bidding process. In              affiliates provide to the Fund in each of
determining whether to continue the          these areas, and support the Board's         o Meetings with the Fund's portfolio
Advisory Agreement for the Fund, the Board   approval of the continuance of the           managers and investment personnel. The
considered the Senior Officer's written      Advisory Agreement for the Fund.             Board is meeting periodically with the
evaluation.                                                                               Fund's portfolio managers and/or other
                                             APPROVAL OF SUB-ADVISORY AGREEMENT           investment personnel and believes that
o Profitability of AIM and its affiliates.                                                such individuals are competent and able to
The Board reviewed information concerning    The Board oversees the management of the     carry out their responsibilities under the
the profitability of AIM's (and its          Fund and, as required by law, determines     Sub-Advisory Agreement.
affiliates') investment advisory and other   annually whether to approve the
activities and its financial condition.      continuance of the Fund's sub-advisory       o Overall performance of the Sub-Advisor.
The Board considered the overall             agreement. Based upon the recommendation     Not applicable because the Fund has not
profitability of AIM, as well as the         of the Investments Committee of the Board,   been in operation for a full calendar
profitability of AIM in connection with      at a meeting held on June 27, 2006, the      year.
managing the Fund. The Board noted that      Board, including all of the independent
AIM's operations remain profitable,          trustees, approved the continuance of the    o Fees relative to those of clients of the
although increased expenses in recent        sub-advisory agreement (the "Sub-Advisory    Sub-Advisor with comparable investment
years have reduced AIM's profitability.      Agreement") between INVESCO Institutional    strategies. The Board reviewed the
Based on the review of the profitability     (N.A.), Inc. (the "Sub-Advisor") and AIM     sub-advisory fee rate for the Fund under
of AIM's and its affiliates' investment      with respect to the Fund for another year,   the Sub-Advisory Agreement and the
advisory and other activities and its        effective July 1, 2006.                      sub-advisory fees paid thereunder. The
financial condition, the Board concluded                                                  Board noted that this rate was (i)
that the compensation to be paid by the         The Board considered the factors          comparable to the sub-advisory fee rate
Fund to AIM under the Advisory Agreement     discussed below in evaluating the fairness   for one mutual fund sub-advised by the
was not excessive.                           and reasonableness of the Sub-Advisory       Sub-Advisor with investment strategies
                                             Agreement at the meeting on June 27, 2006    comparable to those of the Fund; (ii) the
o Benefits of soft dollars to AIM. The       and as part of the Board's ongoing           same as the sub-advisory fee rate for one
Board considered the benefits realized by    oversight of the Fund. In their              variable insurance fund sub-advised by the
AIM as a result of brokerage transactions    deliberations, the Board and the             Sub-Advisor and offered to insurance
executed through "soft dollar"               independent trustees did not identify any    company separate accounts with investment
arrangements. Under these arrangements,      particular factor that was controlling,      strategies comparable to those of the
brokerage commissions paid by the Fund       and each trustee attributed different        Fund; and (iii) below the sub-advisory fee
and/or other funds advised by AIM are used   weights to the various factors.              rate for one variable insurance fund
to pay for research and execution                                                         sub-advised by the Sub-Advisor and offered
services. This research may be used by AIM      The discussion below serves as a          to insurance company separate accounts
in making investment decisions for the       discussion of the material factors and the   with investment strategies comparable to
Fund. The Board concluded that such          conclusions with respect thereto that        those of the Fund. The Board noted that
arrangements were appropriate.               formed the basis for the Board's approval    AIM has agreed to limit the Fund's total
                                             of the Sub-Advisory Agreement. After         annual operating expenses. The Board also
o AIM's financial soundness in light of      consideration of all of the factors below    considered the services to be provided by
the Fund's needs. The Board considered       and based on its informed business           the Sub-Advisor pursuant to the
whether AIM is financially sound and has     judgment, the Board determined that the      Sub-Advisory Agreement and the services to
the resources necessary to perform its       Sub-Advisory Agreement is in the best        be provided by AIM pursuant to the
obligations under the Advisory Agreement,    interests of the Fund and its shareholders   Advisory Agreement, as well as the
and concluded that AIM has the financial     and that the compensation to the             allocation of fees between AIM and the
resources necessary to fulfill its           Sub-Advisor under the Sub-Advisory           Sub-Advisor pursuant to the Sub-Advisory
obligations under the Advisory Agreement.    Agreement is fair and reasonable.            Agreement. The Board noted that the
                                                                                          sub-advisory fees have no direct effect on
o Historical relationship between the Fund      Unless otherwise stated, information      the Fund or its shareholders, as they are
and AIM. In determining whether to approve   presented below is as of June 27, 2006 and   paid by AIM to the Sub-Advisor, and that
the Advisory Agreement for the Fund, the     does not reflect any changes that may have   AIM and the Sub-Advisor are affiliates.
Board also considered prior relationship     occurred since June 27, 2006, including      Based on this review, the Board concluded
between AIM and the Fund, as well as the     but not limited to changes to the Fund's     that the sub-advisory fee rate under the
Board's knowledge of AIM's operations, and   performance.                                 Sub-Advisory Agreement was fair and
concluded that it was beneficial to                                                       reasonable.
maintain the current relationship, in        o The nature and extent of the advisory
part, because of such knowledge. The Board   services to be provided by the               o Profitability of AIM and its affiliates.
also reviewed the general nature of the      Sub-Advisor. The Board reviewed the          The Board reviewed information concerning
non-investment advisory services currently   services to be provided by the Sub-Advisor   the profitability of AIM's (and its
performed by AIM and its affiliates, such    under the Sub-Advisory Agreement. Based on   affiliates') investment advisory and other
as administrative, transfer agency and       this review, the Board concluded that the    activities and its financial condition.
distribution services, and the fees          range of services to be provided by the      The Board considered the overall
received by AIM and its affiliates for       Sub-Advisor under the Sub-Advisory           profitability of AIM, as well as the
performing such services. In addition to     Agreement was appropriate and that the       profitability of AIM in connection with
reviewing such services, the trustees also   Sub-Advisor currently is providing           managing the Fund. The Board noted that
considered the organizational structure      services in accordance with the terms of     AIM's operations remain profitable,
employed by AIM and its affiliates to        the Sub-Advisory Agreement.                  although increased expenses in recent
provide those services. Based on the                                                      years have reduced AIM's profitability.
review of these and other factors, the       o The quality of services to be provided     Based on the review of the profitability
Board concluded that AIM and its             by the Sub-Advisor. The Board reviewed the   of AIM's and its affiliates' investment
affiliates were qualified to continue to     credentials and experience of the officers   advisory and other activities and its
provide non-investment advisory services     and employees of the Sub-Advisor who will    financial condition, the Board concluded
to the Fund, including administrative,       provide investment advisory services to      that the compensation to be paid by the
transfer agency and distribution services,   the Fund. Based on the review of these and   Fund to AIM under the Advisory Agreement
and that AIM and its affiliates currently    other factors, the Board concluded that      was not excessive.
are providing satisfactory non-investment    the quality of services to be provided by
advisory services.                           the Sub-Advisor was appropriate and that     o The Sub-Advisor's financial soundness in
                                             the Sub-Advisor currently is providing       light of the Fund's needs. The Board
o Other factors and current trends. The      satisfactory services in accordance with     considered whether the Sub-Advisor is
Board considered the steps that AIM and      the terms of the Sub-Advisory Agreement.     financially sound and has the resources
its affiliates have taken over the last                                                   necessary to perform its obligations under
several years, and continue to take, in      o The performance of the Fund relative to    the Sub-Advisory Agreement, and concluded
order to improve the quality and             comparable funds. Not applicable because     that the Sub-Advisor has the financial
efficiency of the services they provide to   the Fund has not been in operation for a     resources necessary to fulfill its
the Funds in the areas of investment         full calendar year.                          obligations under the Sub-Advisory
performance, product line diversification,                                                Agreement.
distribution, fund operations, shareholder
services and


Supplement to Semiannual Report dated 1/31/07
                                             ==========================================
AIM GLOBAL REAL ESTATE FUND                  AVERAGE ANNUAL TOTAL RETURNS                    PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
INSTITUTIONAL CLASS SHARES                   For periods ended 1/31/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
The following information has been           Inception (4/29/05)   37.48%                 REINVESTMENT OF DISTRIBUTIONS AT NAV.
prepared to provide Institutional Class      1 Year                39.82                  INVESTMENT RETURN AND PRINCIPAL VALUE WILL
shareholders with a performance overview     6 Months*             27.51                  FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
specific to their holdings. Institutional                                                 MAY BE WORTH MORE OR LESS THAN THEIR
Class shares are offered exclusively to      AVERAGE ANNUAL TOTAL RETURNS                 ORIGINAL COST. SEE FULL REPORT FOR
institutional investors, including defined                                                INFORMATION ON COMPARATIVE BENCHMARKS.
contribution plans that meet certain         For periods ended 12/31/06, most recent      PLEASE CONSULT YOUR FUND PROSPECTUS FOR
criteria.                                    calendar quarter-end                         MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             Inception (4/29/05)   35.65%                 800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             1 Year                41.37
                                             6 Months*             25.14                     A REDEMPTION FEE OF 2% WILL BE IMPOSED
                                                                                          ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
                                             * Cumulative total return that has not       THE FUND WITHIN 30 DAYS OF PURCHASE.
                                             been annualized                              EXCEPTIONS TO THE REDEMPTION FEE ARE
                                             ==========================================   LISTED IN THE FUND'S PROSPECTUS.

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

=====================
NASDAQ Symbol   IGREX
=====================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               GRE-INS-2              A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                       --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value        THE HYPOTHETICAL ACCOUNT VALUES AND
                                             by $1,000 (for example, an $8,600 account    EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then         ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
ongoing costs, including management fees     multiply the result by the number in the     YOU PAID FOR THE PERIOD. YOU MAY USE THIS
and other Fund expenses. This example is     table under the heading entitled "Actual     INFORMATION TO COMPARE THE ONGOING COSTS
intended to help you understand your         Expenses Paid During Period" to estimate     OF INVESTING IN THE FUND AND OTHER FUNDS.
ongoing costs (in dollars) of investing in   the expenses you paid on your account        TO DO SO, COMPARE THIS 5% HYPOTHETICAL
the Fund and to compare these costs with     during this period.                          EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
ongoing costs of investing in other mutual                                                THAT APPEAR IN THE SHAREHOLDER REPORTS OF
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          THE OTHER FUNDS.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period August 1, 2006, through        The table below also provides information    the table are meant to highlight your
January 31, 2007.                            about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return. The   costs of owning different funds.
actual account values and actual expenses.   Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    January 31, 2007, appears in the table on
estimate the expenses that you paid over     the front of this supplement.
the

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN
                                                           ACTUAL                          BEFORE EXPENSES)

                          BEGINNING                 ENDING        EXPENSES              ENDING        EXPENSES        ANNUALIZED
SHARE                   ACCOUNT VALUE           ACCOUNT VALUE   PAID DURING         ACCOUNT VALUE   PAID DURING         EXPENSE
CLASS                      (8/1/06)              (1/31/07)(1)    PERIOD(2)            (1/31/07)      PERIOD(2)           RATIO
Institutional             $1,000.00               $1,275.10        $5.56              $1,020.32        $4.94             0.97%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               GRE-INS-2              A I M Distributors, Inc.

AIM Global Real Estate Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                                 SHARES        VALUE
------------------------------------------------------------------------
FOREIGN REAL ESTATE INVESTMENT TRUSTS, COMMON
  STOCKS & OTHER EQUITY INTERESTS-55.12%

AUSTRALIA-9.25%

CFS Retail Property Trust (Retail)(a)           3,771,900   $  6,863,084
------------------------------------------------------------------------
GPT Group (Diversified)(a)                      2,004,700      8,550,859
------------------------------------------------------------------------
Mirvac Group (Diversified)(a)                     638,000      2,798,483
------------------------------------------------------------------------
Stockland (Diversified)(a)                      1,944,600     12,870,516
------------------------------------------------------------------------
Tishman Speyer Office Fund (Office)(a)            680,200      1,548,050
------------------------------------------------------------------------
Valad Property Group (Diversified)(a)           2,059,300      2,883,787
------------------------------------------------------------------------
Westfield Group (Retail)(a)                     1,058,100     18,371,907
========================================================================
                                                              53,886,686
========================================================================

CANADA-2.99%

Boardwalk Real Estate Investment Trust
  (Residential)                                   178,400      6,352,477
------------------------------------------------------------------------
Cominar Real Estate Investment Trust
  (Diversified)                                   107,900      2,209,901
------------------------------------------------------------------------
Dundee Real Estate Investment Trust (Office)       85,900      2,916,381
------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Retail)                                        122,500      2,042,534
------------------------------------------------------------------------
RioCan Real Estate Investment Trust (Retail)      180,900      3,867,973
========================================================================
                                                              17,389,266
========================================================================

CHINA-0.12%

Guangzhou R&F Properties Co. Ltd.
  (Residential)                                   369,000        712,651
========================================================================

FINLAND-0.67%

Citycon Oyj (Retail)                              311,200      2,177,918
------------------------------------------------------------------------
Sponda Oyj (Office)                                91,100      1,317,860
------------------------------------------------------------------------
Sponda Oyj (Office)(b)(c)(d)                       29,240        422,988
========================================================================
                                                               3,918,766
========================================================================

FRANCE-2.76%

Klepierre (Retail)(a)                              24,100      4,271,720
------------------------------------------------------------------------
Societe Immobiliere de Location pour
  I'Industrie et le Commerce (Office)(a)           15,300      2,499,465
------------------------------------------------------------------------
Unibail (Diversified)(a)                           36,600      9,270,192
========================================================================
                                                              16,041,377
========================================================================

HONG KONG-9.65%

China Overseas Land & Investment Ltd.
  (Office)                                      2,149,000      2,375,178
------------------------------------------------------------------------
China Resources Land Ltd. (Residential)(a)      1,531,900      1,548,972
------------------------------------------------------------------------

                                                 SHARES        VALUE
------------------------------------------------------------------------

HONG KONG-(CONTINUED)

Great Eagle Holdings Ltd. (Office)(a)             584,000   $  1,910,889
------------------------------------------------------------------------
Hang Lung Properties Ltd. (Retail)(a)           3,215,000      8,769,440
------------------------------------------------------------------------
Henderson Land Development Co. Ltd.
  (Residential)(a)                                638,000      3,717,054
------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Office)(a)         2,673,000     11,900,057
------------------------------------------------------------------------
Hysan Development Co. Ltd. (Diversified)          434,000      1,181,130
------------------------------------------------------------------------
Kerry Properties Ltd. (Diversified)               577,900      2,708,837
------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Residential)(a)   1,809,000     22,049,948
========================================================================
                                                              56,161,505
========================================================================

ITALY-0.96%

Beni Stabili S.p.A. (Office)(a)                 1,739,900      2,857,516
------------------------------------------------------------------------
Risanamento S.p.A (Diversified)                   270,700      2,712,953
========================================================================
                                                               5,570,469
========================================================================

JAPAN-12.37%

AEON Mall Co., Ltd. (Retail)                       56,000      3,150,812
------------------------------------------------------------------------
GOLDCREST Co., Ltd. (Residential)(a)               43,630      2,401,242
------------------------------------------------------------------------
Japan Prime Realty Investment Corp.
  (Office)(a)                                         602      2,249,577
------------------------------------------------------------------------
Japan Retail Fund Investment Corp. (Retail)           261      2,379,019
------------------------------------------------------------------------
JOINT Corp. (Residential)(a)                       30,100      1,106,372
------------------------------------------------------------------------
Mitsubishi Estate Co. Ltd. (Office)               606,000     17,324,329
------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Diversified)(a)         624,000     16,222,435
------------------------------------------------------------------------
Nippon Building Fund Inc. (Office)(a)                 406      6,023,698
------------------------------------------------------------------------
Nomura Real Estate Office Fund, Inc.
  (Office)(a)                                         196      2,111,344
------------------------------------------------------------------------
NTT Urban Development Corp. (Office)(a)             1,375      2,759,536
------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Diversified)                                   291,000     10,103,497
------------------------------------------------------------------------
Tokyo Tatemono Co., Ltd. (Diversified)            366,000      4,446,105
------------------------------------------------------------------------
TOKYU REIT, Inc. (Diversified)(a)                     187      1,717,888
========================================================================
                                                              71,995,854
========================================================================

NETHERLANDS-1.17%

Rodamco Europe N.V. (Retail)(a)                    50,400      6,836,381
========================================================================

NEW ZEALAND-0.23%

Macquarie Goodman Property Trust
  (Diversified)                                 1,347,900      1,364,995
========================================================================

NORWAY-0.25%

Norwegian Property ASA (Retail)(d)                127,500      1,435,224
========================================================================

AIM Global Real Estate Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

SINGAPORE-3.20%

Ascendas Real Estate Investment Trust
  (Industrial)(a)                                 840,000   $  1,356,044
------------------------------------------------------------------------
Capitacommercial Trust (Office)(a)                727,700      1,274,223
------------------------------------------------------------------------
Capitaland Ltd. (Residential)(a)                1,370,000      6,049,892
------------------------------------------------------------------------
CapitaMall Trust (Retail)(a)                    1,658,000      3,497,075
------------------------------------------------------------------------
Keppel Land Ltd. (Office)(a)                      583,800      2,849,472
------------------------------------------------------------------------
Mapletree Logistics Trust (Industrial)(a)       1,742,200      1,410,296
------------------------------------------------------------------------
Suntec Real Estate Investment Trust
  (Retail)(a)                                   1,843,000      2,217,643
========================================================================
                                                              18,654,645
========================================================================

SWEDEN-0.66%

Fabege A.B. (Diversified)(a)                      142,900      3,855,369
========================================================================

UNITED KINGDOM-10.84%

Big Yellow Group PLC (Industrial)(a)              111,100      1,368,129
------------------------------------------------------------------------
British Land Co. PLC (Diversified)(a)             462,900     14,342,181
------------------------------------------------------------------------
Brixton PLC (Industrial)(a)                       177,100      1,767,124
------------------------------------------------------------------------
Capital & Regional PLC (Retail)                   235,700      7,270,353
------------------------------------------------------------------------
Derwent London PLC (Office)(a)                    137,700      5,264,909
------------------------------------------------------------------------
Hammerson PLC (Retail)(a)                         136,100      3,944,144
------------------------------------------------------------------------
Land Securities Group PLC (Diversified)(a)        361,700     15,275,183
------------------------------------------------------------------------
Liberty International PLC (Retail)(a)              77,000      1,930,153
------------------------------------------------------------------------
Quintain Estates & Development PLC
  (Diversified)(a)                                152,400      2,605,321
------------------------------------------------------------------------
Shaftesbury PLC (Retail)(a)                       292,200      4,311,929
------------------------------------------------------------------------
Unite Group PLC (Residential)(a)                  360,000      3,550,627
------------------------------------------------------------------------
Workspace Group PLC (Office)(a)                   156,700      1,484,133
========================================================================
                                                              63,114,186
========================================================================
    Total Foreign Real Estate Investment
      Trusts, Common Stocks & Other Equity
      Interests (Cost $261,313,476)                          320,937,374
========================================================================

DOMESTIC REAL ESTATE INVESTMENT TRUST &
  COMMON STOCKS-41.37%

DIVERSIFIED-6.03%

Colonial Properties Trust                          73,900      3,632,185
------------------------------------------------------------------------
Digital Realty Trust, Inc.                         67,100      2,411,574
------------------------------------------------------------------------
Health Care Property Investors, Inc.              197,100      8,130,375
------------------------------------------------------------------------
Nationwide Health Properties, Inc.                 76,300      2,542,316
------------------------------------------------------------------------
Public Storage, Inc.                               92,700     10,082,052
------------------------------------------------------------------------
Ventas, Inc.                                      179,900      8,320,375
========================================================================
                                                              35,118,770
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------


HOTELS-3.78%

Hilton Hotels Corp.                               148,400   $  5,251,876
------------------------------------------------------------------------
Host Hotels & Resorts Inc.                        503,046     13,315,628
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          55,200      3,454,416
========================================================================
                                                              22,021,920
========================================================================

INDUSTRIAL-3.58%

AMB Property Corp.                                 73,600      4,478,560
------------------------------------------------------------------------
ProLogis                                          251,400     16,341,000
========================================================================
                                                              20,819,560
========================================================================

OFFICE-9.90%

Alexandria Real Estate Equities, Inc.              31,300      3,391,668
------------------------------------------------------------------------
Boston Properties, Inc.                            87,700     11,058,093
------------------------------------------------------------------------
Brandywine Realty Trust                           145,300      5,065,158
------------------------------------------------------------------------
Brookfield Properties Corp.                       151,600      7,053,709
------------------------------------------------------------------------
Douglas Emmett, Inc.                               52,600      1,439,136
------------------------------------------------------------------------
Equity Office Properties Trust                     68,700      3,816,285
------------------------------------------------------------------------
Mack-Cali Realty Corp.                             45,800      2,548,312
------------------------------------------------------------------------
SL Green Realty Corp.                              90,100     13,206,858
------------------------------------------------------------------------
Vornado Realty Trust                               82,300     10,069,405
========================================================================
                                                              57,648,624
========================================================================

RESIDENTIAL-6.57%

Archstone-Smith Trust                             185,900     11,750,739
------------------------------------------------------------------------
Camden Property Trust                              89,400      7,008,960
------------------------------------------------------------------------
Equity Residential                                220,800     12,426,624
------------------------------------------------------------------------
Essex Property Trust, Inc.                         49,100      7,087,094
========================================================================
                                                              38,273,417
========================================================================

RETAIL-11.51%

Developers Diversified Realty Corp.               153,700     10,316,344
------------------------------------------------------------------------
Federal Realty Investment Trust                    55,200      5,156,784
------------------------------------------------------------------------
General Growth Properties, Inc.                   139,900      8,606,648
------------------------------------------------------------------------
Kimco Realty Corp.                                160,200      7,945,920
------------------------------------------------------------------------
Macerich Co. (The)                                 92,300      8,817,419
------------------------------------------------------------------------
Regency Centers Corp.                              92,300      8,039,330
------------------------------------------------------------------------
Simon Property Group, Inc.                        158,700     18,153,693
========================================================================
                                                              67,036,138
========================================================================
    Total Domestic Real Estate Investment
      Trusts & Common Stocks (Cost
      $194,697,058)                                          240,918,536
========================================================================

AIM Global Real Estate Fund


                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-4.87%

Liquid Assets Portfolio-Institutional
  Class(e)                                     14,168,693   $ 14,168,693
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(e)       14,168,693     14,168,693
========================================================================
    Total Money Market Funds (Cost
      $28,337,386)                                            28,337,386
========================================================================
TOTAL INVESTMENTS-101.36% (Cost $484,347,920)                590,193,296
========================================================================
OTHER ASSETS LESS LIABILITIES-(1.36)%                         (7,908,597)
========================================================================
NET ASSETS-100.00%                                          $582,284,699
________________________________________________________________________
========================================================================

Investment Abbreviations:

REIT  - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $242,464,259, which represented 41.64% of the Fund's Net Assets. See Note 1A.
(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at January 31, 2007 represented 0.07% of the Fund's Net Assets. See Note 1A.
(c) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at January 31, 2007 represented 0.07% of the Fund's Net Assets.
(d) Non-income producing security.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $456,010,534)      $561,855,910
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $28,337,386)                             28,337,386
===========================================================
    Total investments (Cost $484,347,920)       590,193,296
===========================================================
Foreign currencies, at value (Cost $861,840)        888,664
-----------------------------------------------------------
Receivables for:
  Investments sold                                2,237,393
-----------------------------------------------------------
  Fund shares sold                               12,697,485
-----------------------------------------------------------
  Dividends                                         968,755
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,929
-----------------------------------------------------------
Other assets                                         42,749
===========================================================
    Total assets                                607,033,271
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          23,851,475
-----------------------------------------------------------
  Fund shares reacquired                            512,628
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  7,642
-----------------------------------------------------------
  Fund expenses advanced                             17,084
-----------------------------------------------------------
Accrued distribution fees                           192,157
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,343
-----------------------------------------------------------
Accrued transfer agent fees                          38,118
-----------------------------------------------------------
Accrued operating expenses                          127,125
===========================================================
    Total liabilities                            24,748,572
===========================================================
Net assets applicable to shares outstanding    $582,284,699
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $475,176,635
-----------------------------------------------------------
Undistributed net investment income              (6,344,638)
-----------------------------------------------------------
Undistributed net realized gain                   7,650,033
-----------------------------------------------------------
Unrealized appreciation                         105,802,669
===========================================================
                                               $582,284,699
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $417,787,577
___________________________________________________________
===========================================================
Class B                                        $ 50,743,182
___________________________________________________________
===========================================================
Class C                                        $ 97,448,266
___________________________________________________________
===========================================================
Class R                                        $  2,354,813
___________________________________________________________
===========================================================
Institutional Class                            $ 13,950,861
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          25,227,310
___________________________________________________________
===========================================================
Class B                                           3,066,426
___________________________________________________________
===========================================================
Class C                                           5,886,994
___________________________________________________________
===========================================================
Class R                                             142,228
___________________________________________________________
===========================================================
Institutional Class                                 842,852
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.56
-----------------------------------------------------------
  Offering price per share
  (Net asset value of $16.56 divided by
    94.50%)                                    $      17.52
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.55
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.55
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      16.56
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.55
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $305,403)      $ 5,487,202
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      387,402
=========================================================================
    Total investment income                                     5,874,604
=========================================================================

EXPENSES:

Advisory fees                                                   1,410,786
-------------------------------------------------------------------------
Administrative services fees                                       63,621
-------------------------------------------------------------------------
Custodian fees                                                    120,371
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         336,262
-------------------------------------------------------------------------
  Class B                                                         173,526
-------------------------------------------------------------------------
  Class C                                                         305,379
-------------------------------------------------------------------------
  Class R                                                           3,905
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              283,228
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  898
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          13,431
-------------------------------------------------------------------------
Other                                                             203,022
=========================================================================
    Total expenses                                              2,914,429
=========================================================================
Less: Fees waived and expense offset arrangements                 (20,961)
=========================================================================
    Net expenses                                                2,893,468
=========================================================================
Net investment income                                           2,981,136
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities                                        11,314,686
-------------------------------------------------------------------------
  Foreign currencies                                             (176,588)
=========================================================================
                                                               11,138,098
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        80,232,703
-------------------------------------------------------------------------
  Foreign currencies                                              (55,721)
=========================================================================
                                                               80,176,982
=========================================================================
Net realized and unrealized gain                               91,315,080
=========================================================================
Net increase in net assets resulting from operations          $94,296,216
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 2,981,136     $  1,393,239
------------------------------------------------------------------------------------------
  Net realized gain                                            11,138,098        1,584,254
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                        80,176,982       23,975,156
==========================================================================================
    Net increase in net assets resulting from operations       94,296,216       26,952,649
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (6,809,076)      (1,470,084)
------------------------------------------------------------------------------------------
  Class B                                                        (739,560)        (139,702)
------------------------------------------------------------------------------------------
  Class C                                                      (1,312,120)        (191,554)
------------------------------------------------------------------------------------------
  Class R                                                         (37,260)         (13,424)
------------------------------------------------------------------------------------------
  Institutional Class                                            (310,363)         (62,009)
==========================================================================================
    Total distributions from net investment income             (9,208,379)      (1,876,773)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (3,393,300)         (39,449)
------------------------------------------------------------------------------------------
  Class B                                                        (430,286)          (6,890)
------------------------------------------------------------------------------------------
  Class C                                                        (781,032)          (8,469)
------------------------------------------------------------------------------------------
  Class R                                                         (18,409)            (503)
------------------------------------------------------------------------------------------
  Institutional Class                                            (131,349)            (508)
==========================================================================================
    Total distributions from net realized gains                (4,754,376)         (55,819)
==========================================================================================
    Decrease in net assets resulting from distributions       (13,962,755)      (1,932,592)
==========================================================================================
Share transactions-net:
  Class A                                                     198,139,777      121,453,355
------------------------------------------------------------------------------------------
  Class B                                                      22,549,960       12,489,929
------------------------------------------------------------------------------------------
  Class C                                                      48,476,561       26,774,931
------------------------------------------------------------------------------------------
  Class R                                                         919,442          237,586
------------------------------------------------------------------------------------------
  Institutional Class                                           2,121,555        8,260,372
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                             272,207,295      169,216,173
==========================================================================================
    Net increase in net assets                                352,540,756      194,236,230
==========================================================================================

NET ASSETS:

  Beginning of period                                         229,743,943       35,507,713
==========================================================================================
  End of period (including undistributed net investment
    income of $(6,344,638) and $(117,395), respectively)      $582,284,699    $229,743,943
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Real Estate (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net

AIM Global Real Estate Fund

     investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM Global Real Estate Fund


       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65% and 1.15% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expense during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $2,055.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

AIM Global Real Estate Fund

limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $166,347 in front-end sales commissions from the sale of Class A shares and $763, $37,344, and $8,924 from Class A, Class B, and Class C, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 5,431,618      $ 66,467,026      $ (57,729,951)        $   --         $14,168,693     $194,075       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             5,431,618        66,467,026        (57,729,951)            --          14,168,693      193,327           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $10,863,236      $132,934,052      $(115,459,902)        $   --         $28,337,386     $387,402       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $18,906.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $2,497 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the

AIM Global Real Estate Fund

extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of July 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $329,359,441 and $72,586,182, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $102,993,793
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (77,936)
==============================================================================
Net unrealized appreciation of investment securities             $102,915,857
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $487,277,439.

AIM Global Real Estate Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 JANUARY 31, 2007(A)              JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     13,910,690    $208,824,349    10,972,233    $134,558,423
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,852,367      27,516,861     1,267,232      15,377,437
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      3,377,814      50,761,270     2,394,039      29,461,887
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         61,658         940,357        20,610         258,359
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            122,182       1,779,773       694,533       9,005,374
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        621,102       9,306,093       111,936       1,360,262
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         70,411       1,057,370        10,641         127,603
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        128,655       1,932,572        14,704         177,453
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          3,665          54,816         1,168          13,915
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             29,542         440,629         5,068          62,446
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         44,472         677,741        40,960         517,186
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (44,510)       (677,741)      (40,980)       (517,186)
======================================================================================================================
Reacquired:(b)
  Class A                                                     (1,379,045)    (20,668,406)   (1,213,882)    (14,982,516)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (357,884)     (5,346,530)     (201,119)     (2,497,925)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (282,017)     (4,217,281)     (226,378)     (2,864,409)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         (4,869)        (75,731)       (2,674)        (34,688)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (7,100)        (98,847)      (61,064)       (807,448)
======================================================================================================================
                                                              18,147,133    $272,207,295    13,787,027    $169,216,173
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 42% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $12,244, $1,591, $2,749, $73 and $558 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six month period ended January 31, 2007, and $11,157, $1,760, $2,411, $125 and $429 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended July 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Global Real Estate Fund

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              -------------------------------------------------------------
                                                                 SIX MONTHS                                APRIL 29, 2005
                                                                   ENDED                YEAR ENDED        (DATE OPERATIONS
                                                                JANUARY 31,              JULY 31,          COMMENCED) TO
                                                                    2007                   2006            JULY 31, 2005
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  13.50               $  10.99             $ 10.08
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.13(a)                0.18                0.03
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              3.48                   2.57                0.90
===========================================================================================================================
    Total from investment operations                                  3.61                   2.75                0.93
===========================================================================================================================
Less distributions:
  Dividends from net investment income                               (0.39)                 (0.23)              (0.02)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              (0.16)                 (0.01)                 --
===========================================================================================================================
    Total distributions                                              (0.55)                 (0.24)              (0.02)
===========================================================================================================================
Redemption fees added to shares of beneficial interest                0.00                   0.00                0.00
===========================================================================================================================
Net asset value, end of period                                    $  16.56               $  13.50             $ 10.99
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                      27.24%                 25.31%               9.27%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $417,788               $162,427             $23,285
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                      1.36%(c)               1.41%               1.45%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                   1.36%(c)               1.57%               4.22%(d)
===========================================================================================================================
Ratio of net investment income to average net assets                  1.75%(c)               1.39%               1.36%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                              20%                    31%                  3%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $266,816,369.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                 SIX MONTHS                         APRIL 29, 2005
                                                                   ENDED             YEAR ENDED    (DATE OPERATIONS
                                                                JANUARY 31,           JULY 31,      COMMENCED) TO
                                                                    2007                2006        JULY 31, 2005
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 13.49             $ 10.98           $10.08
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.08(a)             0.09             0.01
-------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             3.47                2.57             0.90
===================================================================================================================
    Total from investment operations                                 3.55                2.66             0.91
===================================================================================================================
Less distributions:
  Dividends from net investment income                              (0.33)              (0.14)           (0.01)
-------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.16)              (0.01)              --
===================================================================================================================
    Total distributions                                             (0.49)              (0.15)           (0.01)
===================================================================================================================
Redemption fees added to shares of beneficial interest               0.00                0.00             0.00
===================================================================================================================
Net asset value, end of period                                    $ 16.55             $ 13.49           $10.98
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                     26.79%              24.41%            9.06%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $50,743             $20,860           $5,603
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     2.11%(c)            2.16%            2.15%(d)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  2.11%(c)            2.32%            4.92%(d)
===================================================================================================================
Ratio of net investment income to average net assets                 1.00%(c)            0.64%            0.66%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                                             20%                 31%               3%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $34,422,309.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                                  CLASS C
                                                              ------------------------------------------------
                                                              SIX MONTHS                       APRIL 29, 2005
                                                                 ENDED          YEAR ENDED    (DATE OPERATIONS
                                                              JANUARY 31,        JULY 31,      COMMENCED) TO
                                                                 2007              2006        JULY 31, 2005
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.50          $ 10.98           $10.08
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.08(a)          0.09             0.01
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.46             2.58             0.90
==============================================================================================================
    Total from investment operations                               3.54             2.67             0.91
==============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.33)           (0.14)           (0.01)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.16)           (0.01)              --
==============================================================================================================
    Total distributions                                           (0.49)           (0.15)           (0.01)
==============================================================================================================
Redemption fees added to shares of beneficial interest             0.00             0.00             0.00
==============================================================================================================
Net asset value, end of period                                  $ 16.55          $ 13.50           $10.98
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                   26.69%           24.50%            9.06%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $97,448          $35,932           $5,274
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.11%(c)         2.16%            2.15%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.11%(c)         2.32%            4.92%(d)
==============================================================================================================
Ratio of net investment income to average net assets               1.00%(c)         0.64%            0.66%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           20%              31%               3%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $60,577,876.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  CLASS R
                                                              ------------------------------------------------
                                                              SIX MONTHS                       APRIL 29, 2005
                                                                 ENDED          YEAR ENDED    (DATE OPERATIONS
                                                              JANUARY 31,        JULY 31,      COMMENCED) TO
                                                                 2007              2006        JULY 31, 2005
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $13.50            $10.99           $10.08
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.11(a)           0.15             0.03
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          3.48              2.57             0.90
==============================================================================================================
    Total from investment operations                              3.59              2.72             0.93
==============================================================================================================
Less distributions:
  Dividends from net investment income                           (0.37)            (0.20)           (0.02)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.16)            (0.01)              --
==============================================================================================================
    Total distributions                                          (0.53)            (0.21)           (0.02)
==============================================================================================================
Redemption fees added to shares of beneficial interest            0.00              0.00             0.00
==============================================================================================================
Net asset value, end of period                                  $16.56            $13.50           $10.99
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  27.09%            25.00%            9.24%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,355            $1,104           $  689
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.61%(c)          1.66%            1.65%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.61%(c)          1.82%            4.42%(d)
==============================================================================================================
Ratio of net investment income to average net assets              1.50%(c)          1.14%            1.16%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                          20%               31%               3%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,549,146.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Global Real Estate Fund

                                                                            INSTITUTIONAL CLASS
                                                              ------------------------------------------------
                                                              SIX MONTHS                       APRIL 29, 2005
                                                                 ENDED          YEAR ENDED    (DATE OPERATIONS
                                                              JANUARY 31,        JULY 31,      COMMENCED) TO
                                                                 2007              2006        JULY 31, 2005
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 13.49           $10.99           $10.08
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16(a)          0.23             0.04
--------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           3.48             2.54             0.90
==============================================================================================================
    Total from investment operations                               3.64             2.77             0.94
==============================================================================================================
Less distributions:
  Dividends from net investment income                            (0.42)           (0.26)           (0.03)
--------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.16)           (0.01)              --
==============================================================================================================
    Total distributions                                           (0.58)           (0.27)           (0.03)
==============================================================================================================
Redemption fees added to shares of beneficial interest             0.00             0.00             0.00
==============================================================================================================
Net asset value, end of period                                  $ 16.55           $13.49           $10.99
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                   27.51%           25.57%            9.33%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $13,951           $9,422           $  656
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.97%(c)         1.09%            1.15%(d)
--------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.97%(c)         1.10%            3.73%(d)
==============================================================================================================
Ratio of net investment income to average net assets               2.14%(c)         1.71%            1.66%(d)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate(e)                                           20%              31%               3%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $11,440,984.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Global Real Estate Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Global Real Estate Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (NA), Inc.
                                                                                INVESCO Alternatives Group Division
                                                                                Three Galleria Tower, Suite 500
                                                                                13155 Noel Road
                                                                                Dallas, TX 75240-5042

                [EDELIVERY
               GO PAPERLESS
       AIMINVESTMENTS.COM/EDELIVERY
                 GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after April 20, 2007, this report
fund and account information via e-mail.     must be accompanied by a Fund Performance
Once your quarterly statements, tax forms,   & Commentary or by an AIM Quarterly
fund reports, and prospectuses are           Performance Review for the most recent
available, we will send you an e-mail        quarter-end. Mutual funds and
notification containing links to these       exchange-traded funds distributed by A I M
documents. For security purposes, you will   Distributors, Inc.
need to log in to your account to view
your statements and tax forms.               A I M Management Group Inc. has provided
                                             leadership in the investment management
WHY SIGN UP?                                 industry since 1976. AIM Investment
                                             Services, Inc. is the transfer agent for
Register for eDelivery to:                   the products and services represented by
                                             AIM Investments. AIM is a subsidiary of
o Save your Fund the cost of printing and    AMVESCAP PLC, one of the world's largest
postage.                                     independent financial services companies
                                             with $469 billion in assets under
o reduce the amount of paper you receive.    management as of January 31, 2007.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at
your convenience.

o save the documents to your personal
computer or print them out for your
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

                                                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

AIMinvestments.com               GRE-SAR-1              A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                           -- Registered Trademark --
==========================================================================================
         Exchange-                            College   Separately                                 [AIM INVESTMENTS LOGO]
Mutual     Traded    Retirement               Savings     Managed    Offshore      Cash         -- Registered Trademark --
 Funds     Funds      Products    Annuities    Plans     Accounts    Products   Management
==========================================================================================


                                                                           AIM HIGH YIELD FUND
                                          Semiannual Report to Shareholders - January 31, 2007

FIXED INCOME

Taxable Noninvestment Grade

Table of Contents

Supplemental Information ........     2
Letters to Shareholders .........     3
Performance Summary .............     5
Management Discussion ...........     5
Long-term Fund Performance ......     7
Fund Expenses ...................     8
Approval of Advisory Agreement ..     9
Schedule of Investments .........   F-1
Financial Statements ............   F-9
Notes to Financial Statements ...  F-11
Financial Highlights ............  F-19
Trustees and Officers ...........  F-24                                 [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

         [GRAPHIC]   [GRAPHIC]
         [DOMESTIC    [FIXED
          EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

     [GRAPHIC]      [GRAPHIC]
      [SECTOR    [INTERNATIONAL/
      EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--

AIM High Yield Fund

AIM HIGH YIELD FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o The Fund may engage in active and          the indexes defined here, and
                                             frequent trading of portfolio securities     consequently, the performance of the Fund
o Class B shares are not available as an     to achieve its investment objectives. If a   may deviate significantly from the
investment for retirement plans maintained   fund does trade in this way, it may incur    performance of the indexes.
pursuant to Section 401 of the Internal      increased costs, which can lower the
Revenue Code, including 401(k) plans,        actual return of the fund. Active trading    o A direct investment cannot be made in an
money purchase pension plans and profit      may also increase short-term gains and       index. Unless otherwise indicated, index
sharing plans. Plans that had existing       losses, which may affect taxes that must     results include reinvested dividends, and
accounts invested in Class B shares prior    be paid.                                     they do not reflect sales charges.
to September 30, 2003, will continue to be                                                Performance of an index of funds reflects
allowed to make additional purchases.        o There is no guarantee that the             fund expenses; performance of a market
                                             investment techniques and risk analysis      index does not.
o Investor Class shares are closed to most   used by the Fund's portfolio managers will
investors. For more information on who may   produce the desired results.                 OTHER INFORMATION
continue to invest in the Investor Class
shares, please see the prospectus.           o Reinvestment risk is the risk that a       o The returns shown in the management's
                                             fund's cash flows (coupon income and         discussion of Fund performance are based
PRINCIPAL RISKS OF INVESTING IN THE FUND     principal repayment) will be reinvested at   on net asset values calculated for
                                             an interest rate below that on the           shareholder transactions. Generally
o Foreign securities have additional         original bond. If interest rates decline,    accepted accounting principles require
risks, including exchange rate changes,      the underlying bond may rise in value, but   adjustments to be made to the net assets
political and economic upheaval, the         the cash flows received from that bond may   of the Fund at period end for financial
relative lack of information about these     have to be invested at a lower interest      reporting purposes, and as such, the net
companies, relatively low market liquidity   rate.                                        asset values for shareholder transactions
and the potential lack of strict financial                                                and the returns based on those net asset
and accounting controls and standards.       ABOUT INDEXES USED IN THIS REPORT            values may differ from the net asset
                                                                                          values and returns reported in the
o Prices of equity securities change in      o The unmanaged LEHMAN BROTHERS U.S.         Financial Highlights.
response to many factors including the       AGGREGATE BOND INDEX (the Lehman
historical and prospective earnings of the   Aggregate), which represents the U.S.        o Industry classifications used in this
issuer, the value of its assets, general     investment-grade fixed-rate bond market      report are generally according to the
economic conditions, interest rates,         (including government and corporate          Global Industry Classification Standard,
investor perceptions and market liquidity.   securities, mortgage pass-through            which was developed by and is the
                                             securities and asset-backed securities),     exclusive property and a service mark of
o Debt securities are particularly           is compiled by Lehman Brothers, a global     Morgan Stanley Capital International Inc.
vulnerable to credit risk and interest       investment bank.                             and Standard & Poor's.
rate fluctuations.
                                             o The unmanaged LEHMAN BROTHERS HIGH YIELD   The Fund provides a complete list of its
o The Fund may invest in lower quality       INDEX, which represents the performance of   holdings four times in each fiscal year,
debt securities, commonly known as "junk     high-yield debt securities, is compiled by   at the quarter-ends. For the second and
bonds." Compared to higher quality debt      Lehman Brothers, a global investment bank.   fourth quarters, the lists appear in the
securities, junk bonds involve greater                                                    Fund's semiannual and annual reports to
risk of default or price changes due to      o The unmanaged LIPPER HIGH CURRENT YIELD    shareholders. For the first and third
changes in credit quality of the issuer,     BOND FUNDS INDEX represents an average of    quarters, the Fund files the lists with
because they are generally unsecured and     the largest high-yield bond funds tracked    the Securities and Exchange Commission
because they may be subordinated to other    by Lipper Inc., an independent mutual fund   (SEC) on Form N-Q. The most recent list of
creditors' claims. Credit ratings of junk    performance monitor.                         portfolio holdings is available at
bonds do not necessarily reflect their                                                    AIMinvestments.com. From our home page,
actual market risk.                          o The Fund is not managed to track the       click on Products & Performance, then
                                             performance of any particular index,         Mutual Funds, then Fund Overview. Select
                                             including                                    your Fund from the drop-down menu and
                                                                                          click on Complete Quarterly Holdings.
                                                                                          Shareholders can also look up the Fund's
                                                                                          Forms N-Q on the SEC Web site at sec.gov.
                                                                                          Copies of the Fund's Forms N-Q may be
                                                                                          reviewed and copied at the SEC Public
                                                                                          Reference Room in Washington, D.C. You can
                                                                                          obtain information on the operation of the
                                                                                          Public Reference Room, including
                                                                                          information

                                                                                          Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    AMKAX
================================================================================          Class B Shares                    AMKBX
                                                                                          Class C Shares                    AMKCX
                                                                                          Investor Class Shares             HYINX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM High Yield Fund

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
    [TAYLOR
    PHOTO]                                      Major U.S. stock market indexes rose significantly during the second half of
                                             2006, due to continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve Board, among other factors.(1, 2) Major
   Philip Taylor                             fixed-income indexes also produced positive returns during the second half of
                                             2006.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments
                                             --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM
                                             Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence
                                             Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1)   Lipper Inc.;

                                             (2)   U.S. Federal Reserve Board

AIM High Yield Fund

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
  [CROCKETT
    PHOTO]                                      The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for
Bruce L. Crockett                            the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM
                                                 Fund in existence as of December 31, 2006, (excluding money market funds)
                                                 and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM High Yield Fund

MANAGEMENT'S DISCUSSION                                                                   the market to find securities that are
OF FUND PERFORMANCE                                                                       attractively valued.
=====================================================================================
PERFORMANCE SUMMARY                                                                          We consider selling a bond when:
                                             ========================================
For the six-month reporting period ended     FUND VS. INDEXES                             o It becomes fully valued.
January 31, 2007, AIM High Yield Fund,
Class A shares, excluding applicable sales   Cumulative total returns, 7/31/06-1/31/07,   o Overall market and economic trends
charges, outperformed its broad market and   excluding applicable sales charges. If       indicate that sector emphasis should be
style-specific indexes.(1) As lower          sales charges were included, returns would   changed.
quality bonds (CCC- and below rated)         be lower.
outperformed higher quality bonds (BB- and                                                o Fundamentals, such as credit quality
B-rated) within the high yield market, the   Class A Shares                        8.85%  ratings, deteriorate for an individual
Fund's strategy of underweighting BB-rated                                                issuer or a sector.
bonds and overweighting lower quality        Class B Shares                        8.68
securities benefited the Fund's                                                           o An unanticipated change occurs involving
performance relative to its style-specific   Class C Shares                        8.71   an individual issuer or a sector.
benchmark.(2) In addition, due to the
outperformance of high yield bonds           Investor Class Shares                 9.11   MARKET CONDITIONS AND YOUR FUND
relative to investment grade bonds in
general, the Fund outperformed its broad     Lehman Brothers U.S. Aggregate Bond          Following the deceleration of U.S. growth
market index.(2)                             Index(1) (Broad Market Index)         3.65   during the second and third quarters of
                                                                                          2006, economic data released in January
                                             Lehman Brothers High Yield Index(1)          2007 indicated that the softening in the
                                             (Style-Specific Index)                8.59   residential construction market and
                                                                                          weaknesses in the manufacturing sectors
                                             Lipper High Current Yield Bond               had not yet slowed the U.S. economy.(1)
                                             Funds Index(1) (Peer Group Index)     7.97   Growth in real gross domestic product
                                                                                          (GDP) increased to an annualized rate of
                                             SOURCES:                                     2.2% in the fourth quarter of 2006, up
                                                                                          from 2.0% in the third quarter.(1)
                                             (1) LIPPER INC.;
                                                                                             The U.S. economic outlook over the
                                             (2) LEHMAN BROTHERS INC.                     fourth quarter prompted the markets to
                                                                                          scale back their expectation for a
                                             ========================================     potential rate cut by the U.S. Federal
                                                                                          Reserve Board (the Fed) in the first-half
                                                Your Fund's long-term performance         of 2007. On January 31, as widely
                                             appears on page 7.                           anticipated by financial markets, the Fed
                                                                                          decided to keep the federal funds target
                                                                                          rate at 5.25%.(2) This was the fifth
                                                                                          consecutive meeting that the Fed left the
                                                                                          rate unchanged after 17 consecutive rate
                                                                                          increases.(2) While this pause has
                                                                                          benefited financial markets, members of
                                                                                          the Fed reiterated that some inflation
                                                                                          risks persist and that future target
                                                                                          interest rate actions would continue to
                                                                                          depend on incoming economic data.

                                                                                                                         (continued)

=====================================================================================

HOW WE INVEST                                down approach takes into account overall
                                             efforts evaluate individual bond issuers
Your Fund invests primarily in lower-rated   as well as market sectors.
credit quality corporate bonds. Our
investment discipline focuses on providing      In conducting our analysis, our team
attractive current income for shareholders   uses input from various sources including
and consistent performance within a          company financial statements, rating
framework designed to control volatility.    agencies, news services, Wall Street fixed
Additionally, we seek growth of              income and equity analysts, economists,
shareholders' principal without exposure     company management meetings and internally
to undue risk.                               generated credit analysis. Finally, we
                                             evaluate securities across
   Our security selection process uses
both top-down and bottom-up research. Our
top

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIVE INDUSTRIES*                         TOP 10 FIXED INCOME ISSUERS*

By credit quality                            1. Broadcasting & Cable                      1. Ford/Ford Motor Credit Co.        3.7%
BBB                                    0.8%     TV                                  6.5%
                                                                                          2. General Motors Acceptance
BB                                    23.3   2. Wireless                                     Corp.                             1.9
                                                Telecommunication
B                                     57.4      Services                            5.3   3. HCA, Inc.                         1.7

CCC                                    9.6   3. Consumer Finance                    4.3   4. General Motors Corp.              1.5

NR                                     1.8   4. Casinos & Gaming                    4.0   5. Goodyear Tire & Rubber Co.
                                                                                             (The)                             1.3
Equity                                 2.9   5. Oil & Gas Exploration
                                                & Production                        3.4   6. Kansas City Southern de
Money Market Funds Plus                                                                      Mexico, S.A. de C.V. (Mexico)     1.2
Other Assets Less Liabilities          4.2   Total Net Assets           $890.97 million
                                                                                          7. General Nutrition Centers Inc.    1.1
                                             Total Number of
                                             Holdings*                              249   8. Caraustar Industries, Inc.        1.1

                                                                                          9. MGM Mirage                        1.1

                                                                                          10. PHI Inc.                         1.1

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM High Yield Fund

   During the first half of the reporting       We increased our exposure to GM/GMAC      THE VIEWS AND OPINIONS EXPRESSED IN
period, U.S. government bonds benefited      and F/FMC throughout the period, but         MANAGEMENT'S DISCUSSION OF FUND
from a continued softening in the housing    maintained an underweight position           PERFORMANCE ARE THOSE OF A I M ADVISORS,
market and pronounced slowdown in the U.S.   relative to the Fund's style-specific        INC. THESE VIEWS AND OPINIONS ARE SUBJECT
economy.(2) However, by the end of the       index. Despite our relative underweight      TO CHANGE AT ANY TIME BASED ON FACTORS
period, the U.S. government bond market      positions, which we viewed as prudent        SUCH AS MARKET AND ECONOMIC CONDITIONS.
weakened in response to a more favorable     diversification measures, GM/GMAC and Ford   THESE VIEWS AND OPINIONS MAY NOT BE RELIED
outlook for economic growth supported by     were the Fund's largest holdings and         UPON AS INVESTMENT ADVICE OR
stronger-than-expected consumer confidence   contributed to performance for the           RECOMMENDATIONS, OR AS AN OFFER FOR A
and a rise in sales of existing and new      reporting period.                            PARTICULAR SECURITY. THE INFORMATION IS
homes.(2)                                                                                 NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
                                                IPCS, a wireless voice and data           ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
   The U.S. high yield market, as            provider company, was one of the top         THE FUND. STATEMENTS OF FACT ARE FROM
represented by the Lehman Brothers High      contributors to the Fund's performance.      SOURCES CONSIDERED RELIABLE, BUT A I M
Yield Index, continued to exhibit solid      iPCS, which uses the Sprint brand in its     ADVISORS, INC. MAKES NO REPRESENTATION OR
performance due to corporate                 operating territories, has benefited from    WARRANTY AS TO THEIR COMPLETENESS OR
profitability, low defaults and demand for   a legal ruling with Sprint, and the          ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
higher yield from investors.(3)              company continued to be subject to           IS NO GUARANTEE OF FUTURE RESULTS, THESE
                                             takeover speculation.                        INSIGHTS MAY HELP YOU UNDERSTAND OUR
   The record-breaking issuance volume in                                                 INVESTMENT MANAGEMENT PHILOSOPHY.
2006 was largely attributed to an increase      DELPHI, one of the world's largest auto
in acquisition-related activities.(3) The    parts companies, manufacturing virtually        See important Fund and index
leveraged buyout market provided the year    everything mechanical or electrical that     disclosures on the inside front cover.
with record-setting high yield deals,        goes into cars, also benefited the Fund's
including a $5.7 billion offering from       performance. The company has shown signs     [EHRET     Peter Ehret Chartered Financial
Hospital Corporation of AMERICA (HCA).(3)    of improvement due to its reorganization     PHOTO]     Analyst, senior portfolio
                                             efforts while in Chapter 11 bankruptcy                  manager, is co-lead manager of
   On a quality basis, CCC-rated bonds       protection. We sold the bond.                AIM High Yield Fund. Mr. Ehret joined AIM
continued to outperform higher quality                                                    in 2001. He graduated cum laude with a
debt instruments.(3) Moody's Investors          A position in GOODYEAR TIRE & RUBBER      B.S. in economics from the University of
Service global speculative-grade corporate   CO., one of the world's largest tire         Minnesota. He also earned an M.S. in real
default rate finished the year at 1.7%,      makers, also positively contributed to the   estate appraisal and investment analysis
the lowest year-end level since 1996.(4)     Fund's performance. The market positively    from the University of Wisconsin-Madison.
                                             received the company's announcement about
   During the period we maintained our       its strategic actions to improve the         [GIBBS     Carolyn Gibbs Chartered
focus on the B-rated segment of the high     company's operating performance.             PHOTO]     Financial Analyst, senior
yield market; that is the middle-quality                                                             portfolio manager, is co-lead
tier and the broadest part of the market.       While the portfolio remained              manager of AIM High Yield Fund. Ms. Gibbs
We were less focused on the BB-rated         well-diversified across industries and       has been in the investment business since
category, which is the highest quality       issues, some of the Fund's holdings          1983 and joined AIM in 1992. She graduated
segment of the high yield market. The        delivered weaker performance results.        magna cum laude from Texas Christian
lower yield and structure of BB-rated        Novelis, a Canadian corporation, is the      University, where she earned a B.A. in
bonds generally makes them more              world's leader in producing aluminum         English. She also earned an M.B.A. in
susceptible to price declines if U.S.        sheets and foil products, detracted from     finance from The Wharton School at the
Treasury security yields rise.               performance, as the company narrowly         University of Pennsylvania.
                                             avoided a bondholder attempt to force
   In addition, we held a relatively         repayment of the bonds above market          [HUGHES    Darren Hughes Chartered
neutral position in the lowest quality       levels.                                      PHOTO]     Financial Analyst, portfolio
tier (rated CCC and below), as we saw                                                                manager, is manager of AIM High
fewer opportunities in this high yield          Also detracting from performance was      Yield Fund. He joined AIM in 1992. Mr.
credit sector.                               PARAMOUNT RESOURCES, a Canadian energy       Hughes earned a B.B.A. in finance and
                                             company, which is a developer, producer      economics from Baylor University.
   Among the larger industry categories in   and distributor of petroleum and natural
the high yield market, media/cable and       gas. Declining energy prices and lessened    Assisted by Taxable High Yield Team
automotive were some of the best             expectations for early repayment
performing industry segments during the      negatively affected the company's bonds.
reporting period and in 2006, while health
care and railroads underperformed.(3)           Finally, LINENS 'N THINGS, one of the
Energy bonds underperformed because of       largest home goods chains which sells
lower energy prices. The lodging and         bedding, towels, housewares and other home
gaming sector underperformed due to its      accessories, detracted from performance in
concentrations in higher rated securities    early months of the reporting period.
(BB-rated). The automotive sector
continued to remain volatile, as it was         We value your trust and appreciate your
driven by the largest issuers in the high    continued participation in AIM High Yield
yield market, GENERAL MOTORS AND GENERAL     Fund.
MOTORS ACCEPTANCE CORP.(GM/GMAC) AND
FORD/FORD MOTOR CREDIT (F/FMC).              Sources:

                                             (1) Bureau of Economic Analysis;

                                             (2) U.S. Federal Reserve Board;

                                             (3) Lehman Brothers Inc.;
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                             (4) Moody's                                  LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM High Yield Fund

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/07, including applicable          As of 12/31/06, the most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (7/11/78)              7.94%       Inception (7/11/78)              7.93%
10 Years                         1.14        10 Years                         1.17
5 Years                          7.19        5 Years                          7.01
1 Year                           5.56        1 Year                           5.75

CLASS B SHARES                               CLASS B SHARES
Inception (9/1/93)               3.32%       Inception (9/1/93)               3.26%
10 Years                         1.05        10 Years                         1.07
5 Years                          7.18        5 Years                          6.94
1 Year                           5.26        1 Year                           5.26

CLASS C SHARES                               CLASS C SHARES
Inception (8/4/97)               0.36%       Inception (8/4/97)               0.24%
5 Years                          7.46        5 Years                          7.26
1 Year                           9.05        1 Year                           9.04

INVESTOR CLASS SHARES                        INVESTOR CLASS SHARES
10 Years                         1.67%       10 Years                         1.67%
5 Years                          8.31        5 Years                          8.06
1 Year                          11.12        1 Year                          11.11
========================================     ========================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     NET ASSET VALUE AND THE EFFECT OF THE        AND CLASS B AND CLASS C SHARE PERFORMANCE
SEPTEMBER 30, 2003. RETURNS SINCE THAT       MAXIMUM SALES CHARGE UNLESS OTHERWISE        REFLECTS THE APPLICABLE CONTINGENT
DATE ARE HISTORICAL RETURNS. ALL OTHER       STATED. PERFORMANCE FIGURES DO NOT REFLECT   DEFERRED SALES CHARGE (CDSC) FOR THE
RETURNS ARE BLENDED RETURNS OF HISTORICAL    DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   PERIOD INVOLVED. THE CDSC ON CLASS B
INVESTOR CLASS SHARE PERFORMANCE AND         ON FUND DISTRIBUTIONS OR SALE OF FUND        SHARES DECLINES FROM 5% BEGINNING AT THE
RESTATED CLASS A SHARE PERFORMANCE (FOR      SHARES. INVESTMENT RETURN AND PRINCIPAL      TIME OF PURCHASE TO 0% AT THE BEGINNING OF
PERIODS PRIOR TO THE INCEPTION DATE OF       VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    THE SEVENTH YEAR. THE CDSC ON CLASS C
INVESTOR CLASS SHARES) AT NET ASSET VALUE,   A GAIN OR LOSS WHEN YOU SELL SHARES.         SHARES IS 1% FOR THE FIRST YEAR AFTER
WHICH RESTATED PERFORMANCE WILL REFLECT                                                   PURCHASE. INVESTOR CLASS SHARES DO NOT
THE HIGHER RULE 12B-1 FEES APPLICABLE TO        THE TOTAL ANNUAL FUND OPERATING EXPENSE   HAVE A FRONT-END SALES CHARGE OR A CDSC;
CLASS A SHARES FOR THE PERIOD USING          RATIO SET FORTH IN THE MOST RECENT FUND      THEREFORE, PERFORMANCE IS AT NET ASSET
BLENDED RETURNS. CLASS A SHARES' INCEPTION   PROSPECTUS AS OF THE DATE OF THIS REPORT     VALUE.
DATE IS JULY 11, 1978.                       FOR CLASS A, CLASS B, CLASS C AND INVESTOR
                                             CLASS SHARES WAS 1.16%, 1.91%, 1.91% AND        THE PERFORMANCE OF THE FUND'S SHARE
   THE PERFORMANCE DATA QUOTED REPRESENT     1.14%, RESPECTIVELY. THE EXPENSE RATIOS      CLASSES WILL DIFFER PRIMARILY DUE TO
PAST PERFORMANCE AND CANNOT GUARANTEE        PRESENTED ABOVE MAY VARY FROM THE EXPENSE    DIFFERENT SALES CHARGE STRUCTURES AND
COMPARABLE FUTURE RESULTS; CURRENT           RATIOS PRESENTED IN OTHER SECTIONS OF THIS   CLASS EXPENSES.
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   REPORT THAT ARE BASED ON EXPENSES INCURRED
VISIT AIMINVESTMENTS.COM FOR THE MOST        DURING THE PERIOD COVERED BY THIS REPORT.       A REDEMPTION FEE OF 2% WILL BE IMPOSED
RECENT MONTH-END PERFORMANCE. PERFORMANCE                                                 ON CERTAIN REDEMPTIONS OR EXCHANGES OUT OF
FIGURES REFLECT REINVESTED DISTRIBUTIONS,       CLASS A SHARE PERFORMANCE REFLECTS THE    THE FUND WITHIN 30 DAYS OF PURCHASE.
CHANGES IN                                   MAXIMUM 4.75% SALES CHARGE,                  EXCEPTIONS TO THE REDEMPTION FEE ARE
                                                                                          LISTED IN THE FUND'S PROSPECTUS.

====================================================================================================================================

Continued from inside front cover

about duplicating fee charges, by calling    Client Services department at 800-959-4246   About Us tab, click on Required Notices
202-942-8090 or 800-732-0330, or by          or on the AIM Web site,                      and then click on Proxy Voting Activity.
electronic request at the following e-mail   AIMinvestments.com. On the home page,        Next, select the Fund from the drop-down
address: publicinfo@sec.gov. The SEC file    scroll down and click on AIM Funds Proxy     menu. The information is also available on
numbers for the Fund are 811-05686 and       Policy. The information is also available    the SEC Web site, sec.gov.
033-39519.                                   on the SEC Web site, sec.gov.

A description of the policies and            Information regarding how the Fund voted
procedures that the Fund uses to determine   proxies related to its portfolio
how to vote proxies relating to portfolio    securities during the 12 months ended June
securities is available without charge,      30, 2006, is available at our Web site. Go
upon request, from our                       to AIMinvestments.com, access the

AIM High Yield Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period August 1, 2006, through        of return of 5% per year before expenses,    hypothetical information is useful in
January 31, 2007.                            which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended January 31, 2007, appear in     addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (8/1/06)            (6/31/07)(1)            PERIOD(2)      (1/31/07)            PERIOD(2)         RATIO
   A               $1,000.00             $1,088.50              $ 6.05         $1,019.41             $5.85             1.15%
   B                1,000.00              1,086.80                9.99          1,015.63              9.65             1.90
   C                1,000.00              1,087.10               10.00          1,015.63              9.65             1.90
Investor            1,000.00              1,091.10                5.90          1,019.56              5.70             1.12

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM High Yield Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    o The nature and extent of the advisory      portfolio management team at this time.
                                             services to be provided by AIM. The Board    Although the independent written
The Board of Trustees of AIM Investment      reviewed the services to be provided by      evaluation of the Fund's Senior Officer
Securities Funds (the "Board") oversees      AIM under the Advisory Agreement. Based on   (discussed below) only considered Fund
the management of AIM High Yield Fund (the   such review, the Board concluded that the    performance through the most recent
"Fund") and, as required by law,             range of services to be provided by AIM      calendar year, the Board also reviewed
determines annually whether to approve the   under the Advisory Agreement was             more recent Fund performance, which did
continuance of the Fund's advisory           appropriate and that AIM currently is        not change their conclusions.
agreement with A I M Advisors, Inc.          providing services in accordance with the
("AIM"). Based upon the recommendation of    terms of the Advisory Agreement.             o Meetings with the Fund's portfolio
the Investments Committee of the Board, at                                                managers and investment personnel. With
a meeting held on June 27, 2006, the         o The quality of services to be provided     respect to the Fund, the Board is meeting
Board, including all of the independent      by AIM. The Board reviewed the credentials   periodically with such Fund's portfolio
trustees, approved the continuance of the    and experience of the officers and           managers and/or other investment personnel
advisory agreement (the "Advisory            employees of AIM who will provide            and believes that such individuals are
Agreement") between the Fund and AIM for     investment advisory services to the Fund.    competent and able to continue to carry
another year, effective July 1, 2006.        In reviewing the qualifications of AIM to    out their responsibilities under the
                                             provide investment advisory services, the    Advisory Agreement.
     The Board considered the factors        Board considered such issues as AIM's
discussed below in evaluating the fairness   portfolio and product review process,        o Overall performance of AIM. The Board
and reasonableness of the Advisory           various back office support functions        considered the overall performance of AIM
Agreement at the meeting on June 27, 2006    provided by AIM and AIM's equity and fixed   in providing investment advisory and
and as part of the Board's ongoing           income trading operations. Based on the      portfolio administrative services to the
oversight of the Fund. In their              review of these and other factors, the       Fund and concluded that such performance
deliberations, the Board and the             Board concluded that the quality of          was satisfactory.
independent trustees did not identify any    services to be provided by AIM was
particular factor that was controlling,      appropriate and that AIM currently is        o Fees relative to those of clients of AIM
and each trustee attributed different        providing satisfactory services in           with comparable investment strategies. The
weights to the various factors.              accordance with the terms of the Advisory    Board reviewed the effective advisory fee
                                             Agreement.                                   rate (before waivers) for the Fund under
     One responsibility of the independent                                                the Advisory Agreement. The Board noted
Senior Officer of the Fund is to manage      o The performance of the Fund relative to    that this rate was (i) below the effective
the process by which the Fund's proposed     comparable funds. The Board reviewed the     advisory fee rate (before waivers) for a
management fees are negotiated to ensure     performance of the Fund during the past      variable insurance fund advised by AIM and
that they are negotiated in a manner which   one, three and five calendar years against   offered to insurance company separate
is at arms' length and reasonable. To that   the performance of funds advised by other    accounts with investment strategies
end, the Senior Officer must either          advisors with investment strategies          comparable to those of the Fund; and (ii)
supervise a competitive bidding process or   comparable to those of the Fund. The Board   above the effective sub-advisory fee rate
prepare an independent written evaluation.   noted that the Fund's performance was        for an offshore fund advised and
The Senior Officer has recommended an        below the median performance of such         sub-advised by AIM affiliates with
independent written evaluation in lieu of    comparable funds for the one and five year   investment strategies comparable to those
a competitive bidding process and, upon      periods and above such median performance    of the Fund, although the total advisory
the direction of the Board, has prepared     for the three year period. Based on this     fees for such offshore fund were above
such an independent written evaluation.      review and after taking account of all of    those for the Fund. Based on this review,
Such written evaluation also considered      the other factors that the Board             the Board concluded that the advisory fee
certain of the factors discussed below. In   considered in determining whether to         rate for the Fund under the Advisory
addition, as discussed below, the Senior     continue the Advisory Agreement for the      Agreement was fair and reasonable.
Officer made a recommendation to the Board   Fund, the Board concluded that no changes
in connection with such written              should be made to the Fund and that it was   o Fees relative to those of comparable
evaluation.                                  not necessary to change the Fund's           funds with other advisors. The Board
                                             portfolio management team at this time.      reviewed the advisory fee rate for the
     The discussion below serves as a        Although the independent written             Fund under the Advisory Agreement. The
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      Board compared effective contractual
independent written evaluation and           (discussed below) only considered Fund       advisory fee rates at a common asset level
recommendation to the Board in connection    performance through the most recent          at the end of the past calendar year and
therewith, as well as a discussion of the    calendar year, the Board also reviewed       noted that the Fund's rate was below the
material factors and the conclusions with    more recent Fund performance, which did      median rate of the funds advised by other
respect thereto that formed the basis for    not change their conclusions.                advisors with investment strategies
the Board's approval of the Advisory                                                      comparable to those of the Fund that the
Agreement. After consideration of all of     o The performance of the Fund relative to    Board reviewed. Based on this review, the
the factors below and based on its           indices. The Board reviewed the              Board concluded that the advisory fee rate
informed business judgment, the Board        performance of the Fund during the past      for the Fund under the Advisory Agreement
determined that the Advisory Agreement is    one, three and five calendar years against   was fair and reasonable.
in the best interests of the Fund and its    the performance of the Lipper High Yield
shareholders and that the compensation to    Bond Fund Index. The Board noted that the    o Expense limitations and fee waivers. The
AIM under the Advisory Agreement is fair     Fund's performance was below the             Board noted that there were no fee waivers
and reasonable and would have been           performance of such Index for the one and    or expense limitations currently in effect
obtained through arm's length                five year periods and comparable to such     for the Fund. The Board concluded that no
negotiations.                                Index for the three year period. Based on    such waivers or limitations were necessary
                                             this review and after taking account of      at this time because the Fund's overall
     Unless otherwise stated, information    all of the other factors that the Board      expense ratio was comparable to the median
presented below is as of June 27, 2006 and   considered in determining whether to         expense ratio of the funds advised by
does not reflect any changes that may have   continue the Advisory Agreement for the      other advisors with investment strategies
occurred since June 27, 2006, including      Fund, the Board concluded that no changes    comparable to those of the Fund that the
but not limited to changes to the Fund's     should be made to the Fund and that it was   Board reviewed.
performance, advisory fees, expense          not necessary to change the Fund's
limitations and/or fee waivers.

                                                                     (continued)

AIM High Yield Fund

o Breakpoints and economies of scale. The    o Profitability of AIM and its affiliates.   o Other factors and current trends. The
Board reviewed the structure of the Fund's   The Board reviewed information concerning    Board considered the steps that AIM and
advisory fee under the Advisory Agreement,   the profitability of AIM's (and its          its affiliates have taken over the last
noting that it includes three breakpoints.   affiliates') investment advisory and other   several years, and continue to take, in
The Board reviewed the level of the Fund's   activities and its financial condition.      order to improve the quality and
advisory fees, and noted that such fees,     The Board considered the overall             efficiency of the services they provide to
as a percentage of the Fund's net assets,    profitability of AIM, as well as the         the Funds in the areas of investment
have decreased as net assets increased       profitability of AIM in connection with      performance, product line diversification,
because the Advisory Agreement includes      managing the Fund. The Board noted that      distribution, fund operations, shareholder
breakpoints. The Board noted that, due to    AIM's operations remain profitable,          services and compliance. The Board
the Fund's asset levels at the end of the    although increased expenses in recent        concluded that these steps taken by AIM
past calendar year and the way in which      years have reduced AIM's profitability.      have improved, and are likely to continue
the advisory fee breakpoints have been       Based on the review of the profitability     to improve, the quality and efficiency of
structured, the Fund has yet to fully        of AIM's and its affiliates' investment      the services AIM and its affiliates
benefit from the breakpoints. The Board      advisory and other activities and its        provide to the Fund in each of these
concluded that the Fund's fee levels under   financial condition, the Board concluded     areas, and support the Board's approval of
the Advisory Agreement therefore reflect     that the compensation to be paid by the      the continuance of the Advisory Agreement
economies of scale and that it was not       Fund to AIM under its Advisory Agreement     for the Fund.
necessary to change the advisory fee         was not excessive.
breakpoints in the Fund's advisory fee
schedule.                                    o Benefits of soft dollars to AIM. The
                                             Board considered the benefits realized by
o Investments in affiliated money market     AIM as a result of brokerage transactions
funds. The Board also took into account      executed through "soft dollar"
the fact that uninvested cash and cash       arrangements. Under these arrangements,
collateral from securities lending           brokerage commissions paid by the Fund
arrangements, if any (collectively, "cash    and/or other funds advised by AIM are used
balances") of the Fund may be invested in    to pay for research and execution
money market funds advised by AIM pursuant   services. This research may be used by AIM
to the terms of an SEC exemptive order.      in making investment decisions for the
The Board found that the Fund may realize    Fund. The Board concluded that such
certain benefits upon investing cash         arrangements were appropriate.
balances in AIM advised money market
funds, including a higher net return,        o AIM's financial soundness in light of
increased liquidity, increased               the Fund's needs. The Board considered
diversification or decreased transaction     whether AIM is financially sound and has
costs. The Board also found that the Fund    the resources necessary to perform its
will not receive reduced services if it      obligations under the Advisory Agreement,
invests its cash balances in such money      and concluded that AIM has the financial
market funds. The Board noted that, to the   resources necessary to fulfill its
extent the Fund invests uninvested cash in   obligations under the Advisory Agreement.
affiliated money market funds, AIM has
voluntarily agreed to waive a portion of     o Historical relationship between the Fund
the advisory fees it receives from the       and AIM. In determining whether to
Fund attributable to such investment. The    continue the Advisory Agreement for the
Board further determined that the proposed   Fund, the Board also considered the prior
securities lending program and related       relationship between AIM and the Fund, as
procedures with respect to the lending       well as the Board's knowledge of AIM's
Fund is in the best interests of the         operations, and concluded that it was
lending Fund and its respective              beneficial to maintain the current
shareholders. The Board therefore            relationship, in part, because of such
concluded that the investment of cash        knowledge. The Board also reviewed the
collateral received in connection with the   general nature of the non-investment
securities lending program in the money      advisory services currently performed by
market funds according to the procedures     AIM and its affiliates, such as
is in the best interests of the lending      administrative, transfer agency and
Fund and its respective shareholders.        distribution services, and the fees
                                             received by AIM and its affiliates for
o Independent written evaluation and         performing such services. In addition to
recommendations of the Fund's Senior         reviewing such services, the trustees also
Officer. The Board noted that, upon their    considered the organizational structure
direction, the Senior Officer of the Fund,   employed by AIM and its affiliates to
who is independent of AIM and AIM's          provide those services. Based on the
affiliates, had prepared an independent      review of these and other factors, the
written evaluation in order to assist the    Board concluded that AIM and its
Board in determining the reasonableness of   affiliates were qualified to continue to
the proposed management fees of the AIM      provide non-investment advisory services
Funds, including the Fund. The Board noted   to the Fund, including administrative,
that the Senior Officer's written            transfer agency and distribution services,
evaluation had been relied upon by the       and that AIM and its affiliates currently
Board in this regard in lieu of a            are providing satisfactory non-investment
competitive bidding process. In              advisory services.
determining whether to continue the
Advisory Agreement for the Fund, the Board
considered the Senior Officer's written
evaluation.

Supplement to Semiannual Report dated 1/31/07

AIM HIGH YIELD FUND

INSTITUTIONAL CLASS SHARES                   ==========================================   CLASS SHARES WILL DIFFER FROM PERFORMANCE
                                             AVERAGE ANNUAL TOTAL RETURNS                 OF OTHER SHARE CLASSES PRIMARILY DUE TO
The following information has been                                                        DIFFERING SALES CHARGES AND CLASS
prepared to provide Institutional Class      For periods ended 1/31/07                    EXPENSES.
shareholders with a performance overview
specific to their holdings. Institutional    10 Years                             1.77%        PLEASE NOTE THAT PAST PERFORMANCE IS
Class shares are offered exclusively to      5 Years                              8.52    NOT INDICATIVE OF FUTURE RESULTS. MORE
institutional investors, including defined   1 Year                              11.41    RECENT RETURNS MAY BE MORE OR LESS THAN
contribution plans that meet certain         6 Months*                            9.38    THOSE SHOWN. ALL RETURNS ASSUME
criteria.                                                                                 REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             AVERAGE ANNUAL TOTAL RETURNS                 INVESTMENT RETURN AND PRINCIPAL VALUE WILL
==========================================                                                FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
NASDAQ SYMBOL                        AHIYX   For periods ended 12/31/06, most recent      MAY BE WORTH MORE OR LESS THAN THEIR
==========================================   calendar quarter-end                         ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             10 Years                             1.76%   PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             5 Years                              8.26    MORE INFORMATION. FOR THE MOST CURRENT
                                             1 Year                              11.40    MONTH-END PERFORMANCE, PLEASE CALL
                                             6 Months*                            8.64    800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             *    Cumulative total return that has not         A REDEMPTION FEE OF 2% WILL BE
                                                  been annualized                         IMPOSED ON CERTAIN REDEMPTIONS OR
                                             ==========================================   EXCHANGES OUT OF THE FUND WITHIN 30 DAYS
                                                                                          OF PURCHASE. EXCEPTIONS TO THE REDEMPTION
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   FEE ARE LISTED IN THE FUND'S PROSPECTUS.
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS JULY 11,
                                             1978.

                                                  INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS AT
                                             NAV. PERFORMANCE OF INSTITUTIONAL

Over for information on your Fund's expenses.

=======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=======================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com                  HYI-INS-2           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                       --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value          The hypothetical account values and
                                             by $1,000 (for example, an $8,600 account    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then         actual ending account balance or expenses
ongoing costs, including management fees     multiply the result by the number in the     you paid for the period. You may use this
and other Fund expenses. This example is     table under the heading entitled "Actual     information to compare the ongoing costs
intended to help you understand your         Expenses Paid During Period" to estimate     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   the expenses you paid on your account        To do so, compare this 5% hypothetical
the Fund and to compare these costs with     during this period.                          example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                       Please note that the expenses shown
entire period August 1, 2006, through        The table below also provides information    in the table are meant to highlight your
January 31, 2007.                            about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return. The   costs of owning different funds.
actual account values and actual expenses.   Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    January 31, 2007, appears in the table on
estimate the expenses that you paid over     the front of this supplement.
the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (1/1/06)            (6/30/06)(1)            PERIOD(2)      (6/30/06)            PERIOD(2)         RATIO
Institutional      $1,000.00             $1,093.80               $3.38         $1,021.98             $3.26             0.64%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com                  HYI-INS-2           A I M Distributors, Inc.

AIM High Yield Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BONDS & NOTES-91.91%

AEROSPACE & DEFENSE-2.08%

Argo-Tech Corp., Sr. Unsec. Gtd. Global
  Notes, 9.25%, 06/01/11(a)                    $3,675,000   $  3,987,375
------------------------------------------------------------------------
Armor Holdings, Inc., Sr. Sub. Global Notes,
  8.25%, 08/15/13(a)(b)                         3,830,000      4,016,713
------------------------------------------------------------------------
DRS Technologies, Inc.,
  Sr. Gtd. Notes, 6.63%, 02/01/16(a)(b)         2,815,000      2,843,150
------------------------------------------------------------------------
  Sr. Unsec. Conv. Putable Notes,
  2.00%, 02/01/11 (Acquired 01/30/06; Cost
  $1,875,000)(a)(c)                             1,875,000      2,050,781
------------------------------------------------------------------------
Hexcel Corp., Sr. Unsec. Sub. Global Notes,
  6.75%, 02/01/15(a)                            5,725,000      5,624,812
========================================================================
                                                              18,522,831
========================================================================

AIRLINES-0.34%

Continental Airlines Inc., Unsec. Unsub.
  Notes, 8.75%, 12/01/11(a)(b)                    935,000        942,013
------------------------------------------------------------------------
Delta Air Lines Inc.-Series 2002-1, Class C,
  Pass Through Ctfs., 7.78%, 01/02/12(a)        2,086,842      2,089,450
========================================================================
                                                               3,031,463
========================================================================

ALTERNATIVE CARRIERS-0.88%

Level 3 Communications Inc., Sr. Unsec.
  Unsub. Global Notes, 11.50%, 03/01/10(a)(b)   2,795,000      3,032,575
------------------------------------------------------------------------
Level 3 Financing Inc., Sr. Notes, 9.25%,
  11/01/14 (Acquired 10/25/06-12/13/06; Cost
  $4,708,913)(a)(c)                             4,660,000      4,799,800
========================================================================
                                                               7,832,375
========================================================================

ALUMINUM-0.98%

Aleris International, Inc., Sr. Notes, 9.00%,
  12/15/14 (Acquired 01/17/07-01/26/07; Cost
  $3,843,225)(a)(c)                             3,720,000      3,859,500
------------------------------------------------------------------------
Century Aluminum Co., Sr. Unsec. Gtd. Global
  Notes, 7.50%, 08/15/14(a)                     1,855,000      1,899,056
------------------------------------------------------------------------
Novelis Inc. (Canada), Sr. Unsec. Gtd. Global
  Notes, 7.25%, 02/15/15(a)(b)                  2,910,000      3,011,850
========================================================================
                                                               8,770,406
========================================================================

APPAREL RETAIL-0.71%

Payless ShoeSource, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 08/01/13(a)(b)      6,065,000      6,337,925
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.36%

American Achievement Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 8.25%, 04/01/12(a)         2,795,000      2,878,850
------------------------------------------------------------------------
Broder Brothers Co.-Series B, Sr. Unsec. Gtd.
  Global Notes, 11.25%, 10/15/10(a)             6,151,000      6,197,132
------------------------------------------------------------------------
Levi Strauss & Co., Sr. Unsec. Unsub. Global
  Notes, 8.88%, 04/01/16(a)(b)                  4,670,000      4,897,663
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

APPAREL, ACCESSORIES & LUXURY GOODS-(CONTINUED)

Perry Ellis International, Inc.-Series B, Sr.
  Sub. Global Notes, 8.88%, 09/15/13(a)        $3,705,000   $  3,797,625
------------------------------------------------------------------------
Warnaco Inc., Sr. Unsec. Global Notes, 8.88%,
  06/15/13(a)                                   3,025,000      3,221,625
========================================================================
                                                              20,992,895
========================================================================

AUTO PARTS & EQUIPMENT-2.25%

Cooper-Standard Automotive Inc., Sr. Unsec.
  Gtd. Global Notes, 7.00%, 12/15/12(a)(b)      2,815,000      2,596,838
------------------------------------------------------------------------
Lear Corp.,-Series B, Sr. Unsec. Gtd. Global
  Notes,
  8.50%, 12/01/13(a)                            1,410,000      1,406,475
------------------------------------------------------------------------
  8.75%, 12/01/16(a)(b)                         1,880,000      1,870,600
------------------------------------------------------------------------
Tenneco Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.63%, 11/15/14(a)(b)                  2,815,000      2,924,081
------------------------------------------------------------------------
TRW Automotive Inc., Sr. Global Notes, 9.38%,
  02/15/13(a)                                   3,685,000      3,952,162
------------------------------------------------------------------------
Visteon Corp.,
  Sr. Unsec. Global Notes, 8.25%, 08/01/10(a)   2,325,000      2,333,719
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.00%, 03/10/14(a)(b)       5,595,000      4,958,569
========================================================================
                                                              20,042,444
========================================================================

AUTOMOBILE MANUFACTURERS-2.42%

Ford Motor Co.,
  Sr. Unsec. Conv. Putable Notes, 4.25%,
  12/20/16(a)                                   4,660,000      5,312,400
------------------------------------------------------------------------
  Unsec. Unsub. Global Notes, 7.45%,
  07/16/31(a)(b)                                4,660,000      3,786,250
------------------------------------------------------------------------
General Motors Corp.,
  Global Notes, 7.20%, 01/15/11(a)              5,605,000      5,485,894
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Global Deb., 8.38%,
  07/15/33(a)(b)                                7,425,000      6,998,062
========================================================================
                                                              21,582,606
========================================================================

BROADCASTING & CABLE TV-6.35%

Adelphia Communications Corp., Sr. Unsec.
  Unsub. Notes, 10.88%, 10/01/10(a)(b)(d)       4,990,000      5,139,700
------------------------------------------------------------------------
CCH I Holdings LLC/CCH I Holdings Capital
  Corp., Sr. Sec. Gtd. Global Notes, 11.00%,
  10/01/15(a)                                   6,535,000      6,763,725
------------------------------------------------------------------------
CSC Holdings Inc.-Series B, Sr. Unsec. Unsub.
  Notes, 7.63%, 04/01/11(a)                     6,510,000      6,737,850
------------------------------------------------------------------------
Echostar DBS Corp., Sr. Unsec. Gtd. Global
  Notes,
  6.38%, 10/01/11(a)                            4,685,000      4,679,144
------------------------------------------------------------------------
  7.00%, 10/01/13(a)                            1,865,000      1,867,331
------------------------------------------------------------------------
Hughes Network Systems LLC/HNS Finance Corp.,
  Sr. Unsec. Gtd. Global Notes, 9.50%,
  04/15/14(a)                                   1,880,000      1,999,850
------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.
  (Bermuda), Sr. Global Notes, 8.25%,
  01/15/13(a)                                   5,535,000      5,756,400
------------------------------------------------------------------------

AIM High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Mediacom Broadband LLC/Corp.,
  Sr. Notes, 8.50%, 10/15/15 (Acquired
  09/28/06; Cost $1,851,013)(a)(c)             $1,865,000   $  1,892,975
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 8.50%, 10/15/15(a)   2,780,000      2,828,650
------------------------------------------------------------------------
NTL Cable PLC, Sr. Unsec. Gtd. Global Notes,
  8.75%, 04/15/14(a)                            1,652,000      1,722,210
------------------------------------------------------------------------
Rainbow National Services LLC, Sr. Notes,
  8.75%, 09/01/12 (Acquired
  08/13/04-05/09/06; Cost $8,499,763)(a)(c)     8,255,000      8,812,212
------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Unsec.
  Gtd. Sub. Global Notes, 8.00%, 03/15/12(a)    2,695,000      2,782,587
------------------------------------------------------------------------
Videotron Ltee (Canada), Sr. Unsec. Gtd.
  Global Notes, 6.88%, 01/15/14(a)              3,715,000      3,733,575
------------------------------------------------------------------------
XM Satellite Radio Inc., Sr. Unsec. Gtd.
  Floating Rate Global Notes, 9.87%,
  05/01/13(a)(e)                                1,885,000      1,861,438
========================================================================
                                                              56,577,647
========================================================================

BUILDING PRODUCTS-1.22%

Associated Materials Inc.,
  Sr. Unsec. Disc. Global Notes, 11.25%,
  03/01/14(a)(b)(f)                             1,870,000      1,379,125
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Sub. Global Notes,
  9.75%, 04/15/12(a)(b)                         1,860,000      1,957,650
------------------------------------------------------------------------
Building Materials Corp. of America, Sr. Sec.
  Global Notes, 7.75%, 08/01/14(a)              1,395,000      1,325,250
------------------------------------------------------------------------
Goodman Global Holdings Inc.-Series B, Sr.
  Unsec. Gtd. Floating Rate Global Notes,
  8.36%, 06/15/12(a)(b)(e)                      2,710,000      2,743,875
------------------------------------------------------------------------
Indalex Holding Corp., Sr. Sec. Notes,
  11.50%, 02/01/14 (Acquired
  01/30/06-04/28/06; Cost
  $3,221,481)(a)(b)(c)                          3,265,000      3,489,469
========================================================================
                                                              10,895,369
========================================================================

CASINOS & GAMING-4.00%

Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
  Notes,
  6.50%, 06/01/16(a)                            5,590,000      5,098,080
------------------------------------------------------------------------
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd.
  Sub. Global Notes, 7.00%, 03/01/14(a)(b)      4,670,000      4,611,625
------------------------------------------------------------------------
MGM Mirage, Sr.
  Unsec. Gtd. Global Notes, 6.63%,
  07/15/15(a)                                   4,630,000      4,439,012
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.63%,
  01/15/17(a)(b)                                4,660,000      4,706,600
------------------------------------------------------------------------
Penn National Gaming, Inc., Sr. Unsec. Sub.
  Global Notes, 6.75%, 03/01/15(a)(b)           2,850,000      2,757,375
------------------------------------------------------------------------
Poster Financial Group Inc., Sr. Sec. Global
  Notes, 8.75%, 12/01/11(a)                     7,480,000      7,854,000
------------------------------------------------------------------------
Seneca Gaming Corp., Sr. Global Notes, 7.25%,
  05/01/12(a)                                   2,160,000      2,181,600
------------------------------------------------------------------------
Station Casinos, Inc.,
  Sr. Unsec. Global Notes, 6.00%, 04/01/12(a)   2,195,000      2,087,994
------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.75%, 08/15/16(a)          1,865,000      1,911,625
========================================================================
                                                              35,647,911
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


COAL & CONSUMABLE FUELS-0.52%

Massey Energy Co., Sr. Global Notes, 6.63%,
  11/15/10(a)                                  $4,665,000   $  4,682,494
========================================================================

COMMERCIAL PRINTING-0.48%

Quebecor World Capital Corp. (Canada), Sr.
  Notes, 8.75%, 03/15/16 (Acquired
  12/06/06-12/13/06; Cost $4,026,425)(a)(c)     4,190,000      4,242,375
========================================================================

COMMODITY CHEMICALS-1.10%

BCP Crystal US Holdings Corp., Sr. Sub.
  Global Notes, 9.63%, 06/15/14(a)              2,124,000      2,352,330
------------------------------------------------------------------------
Lyondell Chemical Co., Sr. Unsec. Gtd. Global
  Notes, 8.25%, 09/15/16(a)                     1,865,000      1,986,225
------------------------------------------------------------------------
Montell Finance Co. B.V. (Netherlands),
  Unsec. Gtd. Yankee Deb., 8.10%, 03/15/27
  (Acquired 01/06/05-05/04/05; Cost
  $5,421,700)(a)(c)                             5,520,000      5,437,200
========================================================================
                                                               9,775,755
========================================================================

COMMUNICATIONS EQUIPMENT-0.85%

MasTec, Inc.,
  Sr. Notes, 7.63%, 02/01/17 (Acquired
  01/24/07; Cost $930,000)(a)(c)                  930,000        941,625
------------------------------------------------------------------------
  Series B, Sr. Sub. Notes, 7.75%,
  02/01/08(a)                                   5,635,000      5,635,000
------------------------------------------------------------------------
Superior Essex Communications LLC/Essex Group
  Inc., Sr. Global Notes, 9.00%, 04/15/12(a)      955,000        986,038
========================================================================
                                                               7,562,663
========================================================================

CONSTRUCTION & ENGINEERING-0.32%

Great Lakes Dredge & Dock Corp., Sr. Unsec.
  Gtd. Sub. Global Notes, 7.75%, 12/15/13(a)    2,890,000      2,832,200
========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.51%

Esco Corp., Sr. Notes, 8.63%, 12/15/13
  (Acquired 12/13/06; Cost $963,900)(a)(c)        945,000        985,163
------------------------------------------------------------------------
Titan International Inc., Sr. Notes, 8.00%,
  01/15/12 (Acquired 12/19/06; Cost
  $1,865,000)(a)(c)                             1,865,000      1,888,312
------------------------------------------------------------------------
Wabtec Corp., Sr. Unsec. Gtd. Global Notes,
  6.88%, 07/31/13(a)                            1,670,000      1,670,000
========================================================================
                                                               4,543,475
========================================================================

CONSTRUCTION MATERIALS-0.57%

U.S. Concrete, Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.38%, 04/01/14(a)              5,080,000      5,092,700
========================================================================

CONSUMER FINANCE-4.28%

Ford Motor Credit Co.,
  Sr. Notes, 9.88%, 08/10/11(a)                 1,865,000      2,003,085
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.63%, 11/01/10(a)                            7,455,000      7,718,161
------------------------------------------------------------------------
  8.00%, 12/15/16(a)                            1,875,000      1,857,056
------------------------------------------------------------------------
  Unsub. Global Notes, 7.00%, 10/01/13(a)(b)   11,145,000     10,703,547
------------------------------------------------------------------------

AIM High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
CONSUMER FINANCE-(CONTINUED)

General Motors Acceptance Corp.,
  Global Bonds, 8.00%, 11/01/31(a)             $6,525,000   $  7,348,781
------------------------------------------------------------------------
  Global Notes, 6.75%, 12/01/14(a)(b)           5,590,000      5,709,961
------------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 6.00%, 12/15/11(a)   2,830,000      2,804,049
========================================================================
                                                              38,144,640
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.00%

Sungard Data Systems Inc., Sr. Unsec. Gtd.
  Global Notes, 9.13%, 08/15/13(a)                 40,000         42,400
========================================================================

DIVERSIFIED CHEMICALS-0.79%

Innophos Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/15/14(a)                     6,760,000      7,013,500
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.96%

Aramark Corp., Sr. Notes, 8.50%, 02/01/15
  (Acquired 01/17/07; Cost $1,860,000)(a)(c)    1,860,000      1,906,500
------------------------------------------------------------------------
Corrections Corp. of America, Sr. Unsec. Gtd.
  Sub. Global Notes, 6.25%, 03/15/13(a)         2,755,000      2,701,608
------------------------------------------------------------------------
GEO Group, Inc. (The), Sr. Unsec. Global
  Notes, 8.25%, 07/15/13(a)                     2,820,000      2,932,800
------------------------------------------------------------------------
Mobile Services Group Inc., Sr. Notes, 9.75%,
  08/01/14 (Acquired 07/20/06; Cost
  $935,000)(a)(c)                                 935,000        988,763
------------------------------------------------------------------------
Travelport Ltd.,
  Sr. Notes, 9.88%, 09/01/14 (Acquired
  08/11/06-09/20/06; Cost $4,604,388)(a)(c)     4,665,000      4,909,912
------------------------------------------------------------------------
  Sr. Sub. Notes, 11.88%, 09/01/16 (Acquired
  08/11/06; Cost $3,720,000)(a)(c)              3,720,000      4,040,850
========================================================================
                                                              17,480,433
========================================================================

DRUG RETAIL-0.93%

Jean Coutu Group (PJC) Inc. (Canada), Sr.
  Unsec. Global Notes, 7.63%, 08/01/12(a)       6,055,000      6,372,887
------------------------------------------------------------------------
Rite Aid Corp., Sr. Sec. Gtd. Global Second
  Lien Notes, 8.13%, 05/01/10(a)                1,855,000      1,906,013
========================================================================
                                                               8,278,900
========================================================================

ELECTRIC UTILITIES-2.33%

Edison Mission Energy, Sr. Unsec. Global
  Notes, 7.75%, 06/15/16(a)(b)                  2,825,000      2,994,500
------------------------------------------------------------------------
LSP Energy L.P./LSP Batesville Funding Corp.-
  Series C, Sr. Sec. Bonds, 7.16%,
  01/15/14(a)                                   2,948,985      2,982,161
------------------------------------------------------------------------
Midwest Generation, LLC, Sr. Sec. Second
  Priority Putable Global Notes, 8.75%,
  05/01/14(a)                                   2,525,000      2,736,469
------------------------------------------------------------------------
Mirant North America, LLC, Sr. Unsec. Gtd.
  Global Notes, 7.38%, 12/31/13(a)              2,790,000      2,863,237
------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(a)                      780,000        858,000
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

ELECTRIC UTILITIES-(CONTINUED)

Nevada Power Co.,
  Series M, Sr. General Refunding Mortgage
  Global Notes, 5.95%, 03/15/16(a)             $  935,000   $    938,675
------------------------------------------------------------------------
  Series O, Sr. General Refunding Mortgage
  Global Notes, 6.50%, 05/15/18(a)                940,000        973,257
------------------------------------------------------------------------
Reliant Energy, Inc., Sr. Sec. Gtd. Notes,
  6.75%, 12/15/14(a)                            2,805,000      2,769,937
------------------------------------------------------------------------
Tenaska Alabama Partners LP, Sr. Sec. Notes,
  7.00%, 06/30/21 (Acquired 12/12/06; Cost
  $3,637,258)(a)(c)                             3,623,670      3,623,670
========================================================================
                                                              20,739,906
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.49%

NXP BV/NXP Funding LLC, Sr. Notes, 9.50%,
  10/15/15 (Acquired 01/17/07; Cost
  $4,355,375)(a)(b)(c)                          4,205,000      4,373,200
========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.85%

Allied Waste North America, Inc.,-Series B,
  Sr. Sec. Gtd. Global Notes,
  8.50%, 12/01/08(a)                            3,665,000      3,829,925
------------------------------------------------------------------------
  7.13%, 05/15/16(a)(b)                         3,730,000      3,730,000
========================================================================
                                                               7,559,925
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.32%

Mosaic Co. (The), Sr. Notes,
  7.38%, 12/01/14 (Acquired 11/16/06; Cost
  $1,865,000)(a)(c)                             1,865,000      1,892,975
------------------------------------------------------------------------
  7.63%, 12/01/16 (Acquired 11/16/06; Cost
  $935,000)(a)(c)                                 935,000        958,375
========================================================================
                                                               2,851,350
========================================================================

FOOD RETAIL-0.11%

SUPERVALU INC., Sr. Medium Term Notes, 7.50%,
  11/15/14(a)(b)                                  930,000        970,688
========================================================================

FOREST PRODUCTS-0.39%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Global Notes, 7.75%, 11/15/13(a)   3,720,000      3,478,200
========================================================================

GAS UTILITIES-0.40%

SEMCO Energy, Inc.,
  Sr. Global Notes, 7.75%, 05/15/13(a)          1,890,000      1,927,800
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 7.13%, 05/15/08(a)   1,660,000      1,680,750
========================================================================
                                                               3,608,550
========================================================================

GENERAL MERCHANDISE STORES-0.29%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(a)                            2,535,000      2,579,363
========================================================================

HEALTH CARE EQUIPMENT-0.10%

Encore Medical Finance LLC/Encore Medical
  Finance Corp., Sr. Sub. Notes, 11.75%,
  11/15/14 (Acquired 10/30/06; Cost
  $930,000)(a)(c)                                 930,000        918,375
========================================================================

AIM High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

HEALTH CARE FACILITIES-3.35%

Concentra Operating Corp., Sr. Unsec. Gtd.
  Sub. Global Notes, 9.13%, 06/01/12(a)        $2,520,000   $  2,671,200
------------------------------------------------------------------------
HCA, Inc.,
  Sr. Sec. Notes, 9.13%, 11/15/14 (Acquired
  11/09/06-01/05/07; Cost $1,415,075)(a)(c)     1,355,000      1,449,850
------------------------------------------------------------------------
  9.25%, 11/15/16 (Acquired
  11/09/06-01/05/07; Cost $2,867,038)(a)(c)     2,750,000      2,949,375
------------------------------------------------------------------------
  Sr. Unsec. Bonds, 7.50%, 11/06/33(a)          2,815,000      2,350,525
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 6.38%, 01/15/15(a)   1,875,000      1,598,438
------------------------------------------------------------------------
  6.50%, 02/15/16(a)                            2,815,000      2,389,231
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.75%, 09/01/10(a)(b)       3,725,000      3,906,594
------------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.63%, 02/01/15(a)              3,005,000      2,708,256
------------------------------------------------------------------------
Tenet Healthcare Corp., Sr. Unsec. Notes,
  6.38%, 12/01/11(a)                            7,410,000      6,872,775
------------------------------------------------------------------------
  7.38%, 02/01/13(a)                               40,000         37,150
------------------------------------------------------------------------
Triad Hospitals, Inc., Sr. Unsec. Sub. Notes,
  7.00%, 11/15/13(a)(b)                         2,820,000      2,904,600
========================================================================
                                                              29,837,994
========================================================================

HEALTH CARE SERVICES-2.29%

AmeriPath, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 10.50%, 04/01/13(a)                    5,150,000      5,600,625
------------------------------------------------------------------------
Omnicare, Inc., Sr. Sub. Notes, 6.88%,
  12/15/15(a)(b)                                1,875,000      1,865,625
------------------------------------------------------------------------
Rural/Metro Corp., Sr. Gtd. Sub. Global
  Notes, 9.88%, 03/15/15(a)                       930,000        981,150
------------------------------------------------------------------------
Universal Hospital Services Inc., Sr. Unsec.
  Global Notes, 10.13%, 11/01/11(a)             6,245,000      6,682,150
------------------------------------------------------------------------
US Oncology, Inc., Sr. Unsec. Gtd. Global
  Notes, 9.00%, 08/15/12(a)                     4,975,000      5,323,250
========================================================================
                                                              20,452,800
========================================================================

HEALTH CARE SUPPLIES-0.33%

Inverness Medical Innovations, Inc., Sr. Sub.
  Global Notes, 8.75%, 02/15/12(a)              2,765,000      2,937,813
========================================================================

HOMEBUILDING-0.32%

Technical Olympic USA, Inc.,
  Sr. Unsec. Gtd. Global Notes, 9.00%,
  07/01/10(a)                                   2,875,000      2,842,656
========================================================================

HOMEFURNISHING RETAIL-0.42%

Rent-A-Center Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Global Notes, 7.50%, 05/01/10(a)         3,730,000      3,771,963
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.12%

Grupo Posadas S.A. de C.V. (Mexico), Sr.
  Notes, 8.75%, 10/04/11 (Acquired
  10/15/04-01/20/05; Cost $1,806,875)(a)(c)     1,750,000      1,833,125
------------------------------------------------------------------------
NCL Corp., Sr. Unsec. Unsub. Global Notes,
  10.63%, 07/15/14(a)                           7,935,000      8,113,537
========================================================================
                                                               9,946,662
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.66%

AES Corp. (The), Sr. Unsec. Unsub. Notes,
  7.75%, 03/01/14(a)(b)                        $2,585,000   $  2,740,100
------------------------------------------------------------------------
AES Red Oak LLC-Series A, Sr. Sec. Bonds,
  8.54%, 11/30/19(a)                            6,513,239      7,083,148
------------------------------------------------------------------------
Dynegy Holdings Inc., Sr. Unsec. Global
  Notes, 8.38%, 05/01/16(a)                     3,290,000      3,491,513
------------------------------------------------------------------------
Mirant Americas Generation LLC, Sr. Unsec.
  Notes, 8.30%, 05/01/11(a)                     1,865,000      1,913,956
------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Gtd. Notes,
  7.38%, 02/01/16(a)                            2,830,000      2,844,150
------------------------------------------------------------------------
  7.38%, 01/15/17(a)                            5,595,000      5,591,531
========================================================================
                                                              23,664,398
========================================================================

INDUSTRIAL CONGLOMERATES-0.43%

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 7.75%, 07/15/14(a)(b)                  3,765,000      3,849,713
========================================================================

INDUSTRIAL MACHINERY-0.98%

Columbus McKinnon Corp., Sr. Sub. Global
  Notes, 8.88%, 11/01/13(a)                     3,725,000      3,939,188
------------------------------------------------------------------------
RBS Global, Inc. & Rexnord Corp.,
  Sr. Notes, 8.88%, 09/01/16 (Acquired
  1/31/2007; Cost $1,405,000)(a)(c)             1,405,000      1,405,000
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes,
  9.50%, 08/01/14 (Acquired 01/31/2007; Cost
  $1,447,150)(a)(c)                             1,405,000      1,454,175
------------------------------------------------------------------------
Stewart & Stevenson LLC/Stewart & Stevenson
  Corp., Sr. Notes, 10.00%, 07/15/14
  (Acquired 12/06/06; Cost $1,964,625)(a)(c)    1,860,000      1,948,350
========================================================================
                                                               8,746,713
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.68%

Empresa Brasileira de Telecom S.A. (Brazil)-
  Series B, Gtd. Global Notes, 11.00%,
  12/15/08(a)                                   3,630,000      3,965,775
------------------------------------------------------------------------
Hawaiian Telcom Communications Inc.-Series B,
  Sr. Unsec. Gtd. Sub. Global Notes, 12.50%,
  05/01/15(a)(b)                                1,910,000      2,101,000
========================================================================
                                                               6,066,775
========================================================================

METAL & GLASS CONTAINERS-0.92%

Greif, Inc., Sr. Unsec. Gtd. Sub. Global
  Notes, 8.88%, 08/01/12(a)                     2,095,000      2,217,264
------------------------------------------------------------------------
Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes, 8.25%,
  05/15/13(a)                                   1,330,000      1,394,838
------------------------------------------------------------------------
Pliant Corp.,
  Sr. Sec. Global Notes, 11.63%, 06/15/09(a)    1,975,117      2,202,255
------------------------------------------------------------------------
Vitro S.A. de C.V. (Mexico), Sr. Unsec.
  Notes, 9.13%, 02/01/17 (Acquired 01/25/07;
  Cost $2,302,560)(a)(c)                        2,340,000      2,369,250
========================================================================
                                                               8,183,607
========================================================================

AIM High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

MOVIES & ENTERTAINMENT-1.45%

Cinemark Inc., Sr. Unsec. Disc. Global Notes,
  9.75%, 03/15/14(a)(f)                        $4,685,000   $  4,157,937
------------------------------------------------------------------------
Marquee Holdings Inc., Sr. Disc. Global
  Notes, 12.00%, 08/15/14(a)(f)                 3,730,000      3,207,800
------------------------------------------------------------------------
WMG Acquisition Corp., Sr. Sub. Global Notes,
  7.38%, 04/15/14(a)                            5,560,000      5,525,250
========================================================================
                                                              12,890,987
========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.09%

Allis-Chalmers Energy Inc.,
  Sr. Notes, 8.50%, 03/01/17 (Acquired
  01/24/07-01/25/07; Cost $5,603,513)(a)(c)     5,600,000      5,628,000
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes, 9.00%,
  01/15/14(a)                                     930,000        947,438
------------------------------------------------------------------------
Basic Energy Services Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 04/15/16(a)              2,105,000      2,041,850
------------------------------------------------------------------------
CHC Helicopter Corp. (Canada), Sr. Sub.
  Global Notes, 7.38%, 05/01/14(a)              5,110,000      5,014,187
------------------------------------------------------------------------
Complete Production Services Inc., Sr. Notes,
  8.00%, 12/15/16 (Acquired 11/29/06; Cost
  $935,000)(a)(c)                                 935,000        950,194
------------------------------------------------------------------------
Geokinetics Inc., Sr. Sec. Floating Rate
  Notes, 11.86%, 12/15/12 (Acquired 12/11/06;
  Cost $1,875,000)(a)(c)(e)                     1,875,000      1,907,812
------------------------------------------------------------------------
Hanover Compressor Co., Sr. Notes, 9.00%,
  06/01/14(a)                                   1,855,000      1,994,125
------------------------------------------------------------------------
PHI Inc., Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/13(a)                            9,410,000      9,033,600
========================================================================
                                                              27,517,206
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.38%

Clayton Williams Energy, Inc., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 08/01/13(a)         3,380,000      3,151,850
------------------------------------------------------------------------
Delta Petroleum Corp., Sr. Unsec. Gtd. Global
  Notes, 7.00%, 04/01/15(a)                     4,900,000      4,483,500
------------------------------------------------------------------------
Encore Acquisition Co., Sr. Unsec. Sub.
  Global Notes, 6.00%, 07/15/15(a)              4,195,000      3,775,500
------------------------------------------------------------------------
Paramount Resources Ltd. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.50%, 01/31/13(a)       7,806,000      7,727,940
------------------------------------------------------------------------
Quicksilver Resources Inc., Sr. Unsec. Gtd.
  Sub. Notes, 7.13%, 04/01/16(a)(b)             1,880,000      1,842,400
------------------------------------------------------------------------
Sabine Pass LNG L.P., Sr. Sec. Notes, 7.25%,
  11/30/13 (Acquired 11/01/06; Cost
  $6,475,000)(a)(c)                             6,475,000      6,377,875
------------------------------------------------------------------------
Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.00%, 02/01/14(a)              2,820,000      2,788,275
========================================================================
                                                              30,147,340
========================================================================

OIL & GAS REFINING & MARKETING-0.60%

United Refining Co., Sr. Unsec. Gtd. Global
  Notes, 10.50%, 08/15/12(a)                    5,065,000      5,318,250
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


OIL & GAS STORAGE & TRANSPORTATION-3.35%

Copano Energy LLC, Sr. Unsec. Gtd. Global
  Notes, 8.13%, 03/01/16(a)                    $6,295,000   $  6,515,325
------------------------------------------------------------------------
El Paso Production Holding Co., Sr. Unsec.
  Gtd. Global Notes, 7.75%, 06/01/13(a)         3,725,000      3,855,375
------------------------------------------------------------------------
MarkWest Energy Partners L.P./MarkWest Energy
  Finance Corp., Sr. Notes,
  8.50%, 07/15/16 (Acquired
  10/16/06-12/07/06; Cost $3,073,831)(a)(c)     3,035,000      3,145,019
------------------------------------------------------------------------
  Series B, Sr. Unsec. Global Notes,
  6.88%, 11/01/14(a)                            4,765,000      4,586,312
------------------------------------------------------------------------
Sonat Inc., Sr. Unsec. Notes, 7.63%,
  07/15/11(a)                                   8,340,000      8,757,000
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.50%, 04/01/17(a)(b)                         1,880,000      2,044,500
------------------------------------------------------------------------
Williams Partners L.P./Williams Partners
  Finance Corp., Bonds, 7.25%, 02/01/17
  (Acquired 12/06/06; Cost $930,000)(a)(c)        930,000        964,875
========================================================================
                                                              29,868,406
========================================================================

PACKAGED FOODS & MEATS-1.24%

Chiquita Brands International, Inc., Sr.
  Unsec. Global Notes, 7.50%, 11/01/14(a)       1,860,000      1,676,325
------------------------------------------------------------------------
Dole Foods Co. Inc., Sr. Unsec. Gtd. Global
  Notes, 7.25%, 06/15/10(a)(b)                  4,650,000      4,504,687
------------------------------------------------------------------------
Nutro Products Inc., Sr. Floating Rate Notes,
  9.40%, 10/15/13 (Acquired 04/13/06; Cost
  $470,000)(a)(c)(e)                              470,000        487,038
------------------------------------------------------------------------
  Sr. Sub. Notes, 10.75%, 04/15/14 (Acquired
  04/13/06-07/07/06; Cost $4,080,444)(a)(c)     3,965,000      4,361,500
========================================================================
                                                              11,029,550
========================================================================

PAPER PACKAGING-1.55%

Caraustar Industries, Inc., Unsec. Unsub.
  Notes, 7.38%, 06/01/09(a)                     9,580,000      9,412,350
------------------------------------------------------------------------
Jefferson Smurfit Corp., Sr. Unsec. Gtd.
  Unsub. Global Notes, 7.50%, 06/01/13(a)(b)    4,490,000      4,372,137
========================================================================
                                                              13,784,487
========================================================================

PAPER PRODUCTS-2.98%

Abitibi-Consolidated Finance L.P., Unsec.
  Gtd. Notes, 7.88%, 08/01/09(a)(b)             2,825,000      2,874,437
------------------------------------------------------------------------
Boise Cascade LLC, Sr. Unsec. Gtd. Sub.
  Global Notes, 7.13%, 10/15/14(a)              2,235,000      2,184,713
------------------------------------------------------------------------
Cellu Tissue Holdings, Inc., Sec. Gtd. Global
  Notes,
  9.75%, 03/15/10(a)                            2,975,000      2,971,281
------------------------------------------------------------------------
Domtar Inc. (Canada), Yankee Notes,
  5.38%, 12/01/13(a)                              945,000        864,675
------------------------------------------------------------------------
  7.13%, 08/15/15(a)(b)                         1,840,000      1,830,800
------------------------------------------------------------------------
Exopack Holding Corp., Sr. Unsec. Gtd. Global
  Notes, 11.25%, 02/01/14(a)                    2,335,000      2,510,125
------------------------------------------------------------------------

AIM High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
PAPER PRODUCTS-(CONTINUED)

Georgia-Pacific Corp., Sr. Gtd. Notes,
  7.00%, 01/15/15 (Acquired
  12/13/06-01/10/07; Cost $3,729,650)(a)(c)    $3,725,000   $  3,711,031
------------------------------------------------------------------------
  7.13%, 01/15/17 (Acquired 12/13/06; Cost
  $935,000)(a)(b)(c)                              935,000        932,663
------------------------------------------------------------------------
Mercer International Inc., Sr. Global Notes,
  9.25%, 02/15/13(a)                            2,760,000      2,773,800
------------------------------------------------------------------------
Neenah Paper, Inc., Sr. Unsec. Gtd. Global
  Notes, 7.38%, 11/15/14(a)                     3,015,000      2,920,781
------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper Inc.,
  Sr. Sec. Notes, 9.13%, 08/01/14 (Acquired
  07/26/06; Cost $2,800,000)(a)(c)              2,800,000      2,943,500
========================================================================
                                                              26,517,806
========================================================================

PERSONAL PRODUCTS-0.92%

DEL Laboratories Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 8.00%, 02/01/12(a)              3,740,000      3,548,325
------------------------------------------------------------------------
NBTY, Inc., Sr. Unsec. Sub. Global Notes,
  7.13%, 10/01/15(a)                            4,650,000      4,673,250
========================================================================
                                                               8,221,575
========================================================================

PHARMACEUTICALS-1.57%

Elan Finance PLC/Elan Finance Corp.
  (Ireland), Sr. Unsec. Gtd. Global Notes,
  7.75%, 11/15/11(a)                            2,795,000      2,700,669
------------------------------------------------------------------------
  Sr. Unsec. Notes,
  8.88%, 12/01/13 (Acquired 11/17/06; Cost
  $2,745,000)(a)(b)(c)                          2,745,000      2,765,587
------------------------------------------------------------------------
Leiner Health Products Inc., Sr. Sub. Global
  Notes, 11.00%, 06/01/12(a)(b)                 3,630,000      3,806,962
------------------------------------------------------------------------
Valeant Pharmaceuticals International, Sr.
  Unsec. Global Notes, 7.00%, 12/15/11(a)       4,875,000      4,686,094
========================================================================
                                                              13,959,312
========================================================================

PROPERTY & CASUALTY INSURANCE-0.23%

Crum & Forster Holdings Corp., Sr. Global
  Notes, 10.38%, 06/15/13(a)(b)                 1,865,000      2,028,188
========================================================================

PUBLISHING-2.14%

Dex Media Inc., Unsec. Disc. Global Notes,
  9.00%, 11/15/13(a)(b)(f)                      7,455,000      6,784,050
------------------------------------------------------------------------
Idearc Inc., Sr. Notes, 8.00%, 11/15/16
  (Acquired 11/01/06; Cost
  $3,725,000)(a)(b)(c)                          3,725,000      3,808,812
------------------------------------------------------------------------
MediMedia USA Inc., Sr. Sub. Notes, 11.38%,
  11/15/14 (Acquired 11/01/06; Cost
  $465,000)(a)(c)                                 465,000        489,994
------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., Sr.
  Notes, 10.00%, 08/01/14 (Acquired 11/30/06;
  Cost $4,951,250)(a)(c)                        4,660,000      5,120,175
------------------------------------------------------------------------
Vertis Inc.-Series B, Sr. Unsec. Gtd. Global
  Notes, 10.88%, 06/15/09(a)(b)                 2,790,000      2,856,263
========================================================================
                                                              19,059,294
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


RAILROADS-1.46%

Kansas City Southern de Mexico, S.A. de C.V.
  (Mexico), Sr. Global Notes, 9.38%,
  05/01/12(a)                                  $9,335,000   $  9,988,450
------------------------------------------------------------------------
Kansas City Southern Railway, Sr. Unsec. Gtd.
  Global Notes, 7.50%, 06/15/09(a)              2,980,000      3,028,425
========================================================================
                                                              13,016,875
========================================================================

RESTAURANTS-0.75%

Carrols Corp., Sr. Unsec. Gtd. Sub. Global
  Notes, 9.00%, 01/15/13(a)(b)                  5,555,000      5,763,312
------------------------------------------------------------------------
Sbarro, Inc., Sr. Notes, 10.38%, 02/01/15
  (Acquired 01/24/07; Cost $930,000)(a)(c)        930,000        947,438
========================================================================
                                                               6,710,750
========================================================================

SEMICONDUCTOR EQUIPMENT-1.01%

Amkor Technology Inc., Sr. Unsec. Global
  Notes, 7.13%, 03/15/11(a)                     7,465,000      7,147,738
------------------------------------------------------------------------
Sensata Technologies B.V. (Netherlands), Sr.
  Notes, 8.25%, 05/01/14 (Acquired
  04/21/06-04/25/06; Cost
  $1,890,575)(a)(b)(c)(f)                       1,880,000      1,868,250
========================================================================
                                                               9,015,988
========================================================================

SEMICONDUCTORS-1.01%

Freescale Semiconductor Inc.,
  Sr. Notes, 8.88%, 12/15/14 (Acquired
  11/16/06; Cost $935,000)(a)(c)                  935,000        935,000
------------------------------------------------------------------------
  Sr. Sub. Notes, 10.13%, 12/15/16 (Acquired
  11/16/06; Cost $935,000)(a)(b)(c)               935,000        936,169
------------------------------------------------------------------------
MagnaChip Semiconductor S.A./MagnaChip
  Semiconductor Finance Co. (South Korea),
  Sr. Sec. Deb. Global Notes,
  6.88%, 12/15/11(a)(b)                         5,465,000      4,508,625
------------------------------------------------------------------------
Viasystems Inc., Sr. Unsec. Sub. Global
  Notes, 10.50%, 01/15/11(a)                    2,573,000      2,611,595
========================================================================
                                                               8,991,389
========================================================================

SPECIALTY CHEMICALS-1.62%

Huntsman International LLC, Sr. Unsec. Gtd.
  Sub., 7.88%, 11/15/14 (Acquired 01/08/07;
  Cost $2,831,850)(a)(c)                        2,790,000      2,894,625
------------------------------------------------------------------------
Johnsondiversey Holdings Inc., Unsec. Disc.
  Global Notes, 10.67%, 05/15/13(a)(f)          3,604,000      3,658,060
------------------------------------------------------------------------
Johnsondiversey Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Global Notes, 9.63%, 05/15/12(a)    1,880,000      1,983,400
------------------------------------------------------------------------
NewMarket Corp., Sr. Notes, 7.13%, 12/15/16
  (Acquired 12/07/06; Cost $2,330,000)(a)(c)    2,330,000      2,341,650
------------------------------------------------------------------------
Polypore Inc., Sr. Sub. Global Notes, 8.75%,
  05/15/12(a)(b)                                1,865,000      1,909,294
------------------------------------------------------------------------
Polypore International Inc., Sr. Unsec. Disc.
  Global Notes, 10.50%, 10/01/12(a)(b)(f)       1,860,000      1,608,900
========================================================================
                                                              14,395,929
========================================================================

AIM High Yield Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

SPECIALTY STORES-2.03%

General Nutrition Centers Inc., Sr. Unsec.
  Sub. Global Notes, 8.50%, 12/01/10(a)        $9,015,000   $  9,420,675
------------------------------------------------------------------------
GNC Parent Corp., Floating Rate Notes,
  12.14%, 12/01/11 (Acquired 11/15/06; Cost
  $1,386,000)(a)(c)(e)                          1,400,000      1,424,500
------------------------------------------------------------------------
Linens 'n Things Inc., Sr. Sec. Gtd. Floating
  Rate Global Notes, 11.00%,
  01/15/14(a)(b)(e)                             7,410,000      7,215,487
========================================================================
                                                              18,060,662
========================================================================

STEEL-0.67%

AK Steel Corp., Sr. Unsec. Gtd. Global Notes,
  7.75%, 06/15/12(a)                            2,815,000      2,867,781
------------------------------------------------------------------------
Metals USA, Inc., Sr. Sec. Gtd. Global Notes,
  11.13%, 12/01/15(a)                           2,820,000      3,130,200
========================================================================
                                                               5,997,981
========================================================================

THRIFTS & MORTGAGE FINANCE-0.28%

Fremont General Corp.-Series B, Sr. Unsec.
  Notes, 7.88%, 03/17/09(a)                     2,520,000      2,532,600
========================================================================

TIRES & RUBBER-1.25%

Goodyear Tire & Rubber Co. (The), Sr. Unsec.
  Global Notes, 9.00%, 07/01/15(a)(b)          10,265,000     11,099,031
========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.04%

H&E Equipment Services Inc., Sr. Unsec. Gtd.
  Global Notes, 8.38%, 07/15/16(a)              1,865,000      1,981,563
------------------------------------------------------------------------
United Rentals North America, Inc., Sr.
  Unsec. Gtd. Global Notes, 6.50%,
  02/15/12(a)                                   3,395,000      3,352,562
------------------------------------------------------------------------
Wesco Distribution Inc., Sr. Unsec. Gtd. Sub.
  Global Notes, 7.50%, 10/15/17(a)              3,865,000      3,942,300
========================================================================
                                                               9,276,425
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-3.61%

American Cellular Corp.-Series B, Sr. Global
  Notes, 10.00%, 08/01/11(a)                    1,415,000      1,510,512
------------------------------------------------------------------------
Centennial Cellular Operating Co./Centennial
  Communications Corp., Sr. Unsec. Gtd.
  Global Notes, 10.13%, 06/15/13(a)(b)          5,520,000      5,961,600
------------------------------------------------------------------------
Dobson Cellular Systems, Inc.-Series B, Sr.
  Sec. Gtd. Global Notes, 8.38%, 11/01/11(a)    4,655,000      4,940,119
------------------------------------------------------------------------
Rogers Wireless Inc. (Canada), Sr. Sec.
  Global Notes, 6.38%, 03/01/14(a)              5,625,000      5,646,094
------------------------------------------------------------------------
Rural Cellular Corp.,
  Sr. Sec. Global Notes, 8.25%, 03/15/12(a)     1,420,000      1,483,900
------------------------------------------------------------------------
  Sr. Unsec. Global Notes, 9.88%, 02/01/10(a)   5,575,000      5,937,375
------------------------------------------------------------------------
Suncom Wireless, Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 06/01/13(a)(b)                  6,550,000      6,697,375
========================================================================
                                                              32,176,975
========================================================================
    Total Bonds & Notes (Cost $801,693,216)                  818,923,064
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


COMMON STOCKS & OTHER EQUITY INTERESTS-1.96%

BROADCASTING & CABLE TV-0.32%

NTL Inc.                                          103,800   $  2,828,550
------------------------------------------------------------------------
XM Satellite Radio Inc.-Wts., expiring
  03/15/10(g)                                       3,470         24,290
========================================================================
                                                               2,852,840
========================================================================

CONSTRUCTION MATERIALS-0.00%

Dayton Superior Corp.-Wts., expiring 06/15/09
  (Acquired 08/07/00-01/30/01; Cost
  $10,000)(c)(g)(h)(i)                             10,780              0
========================================================================

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/05/09 (Acquired
  06/13/00; Cost $0)(c)(g)(h)(i)                   21,155              0
------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/05/09 (Acquired 06/13/00; Cost
  $0)(c)(g)(h)(i)                                  21,155              0
========================================================================
                                                                       0
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost $214,160)I(g)(h)(i)      33,035              0
------------------------------------------------------------------------
XO Holdings Inc.(j)                                   609          2,619
------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(j)                                      23,135         15,038
------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(j)                                      17,351          6,594
------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(j)                                      17,351          3,470
========================================================================
                                                                  27,721
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.64%

American Tower Corp.-Class A(k)                    50,735      2,020,775
------------------------------------------------------------------------
iPCS, Inc.(k)                                     235,368     12,547,468
========================================================================
                                                              14,568,243
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $9,933,035)                             17,448,804
========================================================================
PREFERRED STOCKS-0.89%

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.87%

AES Trust VII, $3.00 Conv. Pfd.                   157,455      7,699,549
========================================================================

MULTI-UTILITIES-0.02%

NRG Energy, Inc., $14.38 Conv. Pfd.                   750        211,478
========================================================================
    Total Preferred Stocks (Cost $6,220,778)                   7,911,027
========================================================================



AIM High Yield Fund

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
ASSET-BACKED SECURITIES-0.35%

ELECTRIC UTILITIES-0.35%

Reliant Energy Mid-Atlantic Power Holdings,
  LLC- Series B, Sr. Unsec. Asset-Backed Pass
  Through Ctfs., 9.24%, 07/02/17 (Cost
  $2,795,448)(a)                               $2,781,556   $  3,117,081
========================================================================
SENIOR SECURED FLOATING RATE INTEREST-0.19%

AIRLINES-0.19%

Evergreen International Aviation, Inc., First
  Lien Term Loan, 8.82%, 10/31/11 (Cost
  $1,669,809)(a)                                1,685,798      1,677,369
========================================================================

                                                 SHARES

MONEY MARKET FUNDS-0.03%

Liquid Assets Portfolio-Institutional
  Class(l)                                        130,197        130,197
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(l)          130,197        130,197
========================================================================
    Total Money Market Funds (Cost $260,394)                     260,394
========================================================================
Total Investments (excluding investments
  purchased with cash collateral from
  securities loaned)-95.33% (Cost
  $822,572,680)                                              849,337,739
========================================================================

------------------------------------------------------------------------
                                                 SHARES        VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-13.42%

Liquid Assets Portfolio-Institutional
  Class(l)(m)                                  59,791,915   $ 59,791,915
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(l)(m)                                  59,791,915     59,791,915
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $119,583,830)                                    119,583,830
========================================================================
TOTAL INVESTMENTS-108.75% (Cost $942,156,510)                968,921,569
------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(8.75)%                        (77,953,539)
------------------------------------------------------------------------
NET ASSETS-100.00%                                          $890,968,030
________________________________________________________________________
========================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $823,717,514, which represented 92.45% of the Fund's Net Assets. See
    Note 1A.
(b) All or a portion of this security was out on loan at January 31, 2007.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $130,362,864, which represented 14.63% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Defaulted security. Adelphia Communications Corp. has filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The value of this security at January 31, 2007 represented 0.58% of the Fund's Net Assets.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(f) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 was $0, which represented 0% of the Fund's Net Assets. See Note 1A.
(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $0, which represented 0% of the Fund's Net Assets.
(j) Non-income producing security acquired through a corporate action.
(k) Non-income producing security.
(l) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(m) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

AIM High Yield Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $822,312,286)*   $   849,077,345
------------------------------------------------------------
Investments in affiliated money market
  funds (cost $119,844,224)                      119,844,224
============================================================
     Total Investments (Cost $942,156,510)       968,921,569
============================================================
Foreign currencies, at value (cost $14,650)           15,232
------------------------------------------------------------
Cash                                               2,579,806
------------------------------------------------------------
Receivables for:
  Investments sold                                30,768,210
------------------------------------------------------------
  Fund shares sold                                 2,038,518
------------------------------------------------------------
  Dividends and Interest                          16,464,126
------------------------------------------------------------
  Investments matured (Note 10)                    6,407,100
------------------------------------------------------------
Investment for trustee deferred
  compensation and retirement plans                  207,959
------------------------------------------------------------
Other assets                                          58,716
============================================================
     Total assets                              1,027,461,236
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           12,660,707
------------------------------------------------------------
  Fund shares reacquired                           1,537,128
------------------------------------------------------------
  Dividends                                        1,529,614
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                346,608
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      119,583,830
------------------------------------------------------------
Accrued distribution fees                            286,093
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,147
------------------------------------------------------------
Accrued transfer agent fees                          406,001
------------------------------------------------------------
Accrued operating expenses                           140,078
============================================================
     Total liabilities                           136,493,206
============================================================
Net assets applicable to shares outstanding  $   890,968,030
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                $ 2,794,908,211
------------------------------------------------------------
Undistributed net investment income                 (819,413)
------------------------------------------------------------
Undistributed net realized gain (loss)        (1,929,886,409)
------------------------------------------------------------
Unrealized appreciation                           26,765,641
============================================================
                                             $   890,968,030
____________________________________________________________
============================================================


NET ASSETS:

Class A                                      $   447,198,715
____________________________________________________________
============================================================
Class B                                      $   141,348,339
____________________________________________________________
============================================================
Class C                                      $    48,745,833
____________________________________________________________
============================================================
Investor Class                               $   145,844,653
____________________________________________________________
============================================================
Institutional Class                          $   107,830,490
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           98,404,247
____________________________________________________________
============================================================
Class B                                           31,006,630
____________________________________________________________
============================================================
Class C                                           10,737,361
____________________________________________________________
============================================================
Investor Class                                    32,055,410
____________________________________________________________
============================================================
Institutional Class                               23,737,527
____________________________________________________________
============================================================
Class A:
  Net asset value per share                  $          4.54
------------------------------------------------------------
  Offering price per share
     (Net asset value of $4.54 divided by
     95.25%)                                 $          4.77
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                   $          4.56
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                   $          4.54
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
     share                                   $          4.55
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
     share                                   $          4.54
____________________________________________________________
============================================================

* At January 31, 2007, securities with an aggregate value of $116,949,191 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $33,815,059
-------------------------------------------------------------------------
Dividends                                                         273,513
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $1,031,250)                      1,397,357
=========================================================================
     Total investment income                                   35,485,929
=========================================================================


EXPENSES:

Advisory fees                                                   2,397,674
-------------------------------------------------------------------------
Administrative services fees                                      121,182
-------------------------------------------------------------------------
Custodian fees                                                     59,680
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         539,187
-------------------------------------------------------------------------
  Class B                                                         785,597
-------------------------------------------------------------------------
  Class C                                                         241,375
-------------------------------------------------------------------------
  Investor Class                                                  157,779
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and Investor                     1,013,541
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  954
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          23,412
-------------------------------------------------------------------------
Other                                                             217,661
=========================================================================
     Total expenses                                             5,558,042
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (45,175)
=========================================================================
     Net expenses                                               5,512,867
=========================================================================
Net investment income                                          29,973,062
-------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN:

Net realized gain from investment securities (includes net
  gains from securities sold to affiliates of $150,925)        14,731,008
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        30,713,658
-------------------------------------------------------------------------
  Foreign currencies                                                  303
=========================================================================
                                                               30,713,961
=========================================================================
Net realized and unrealized gain                               45,444,969
=========================================================================
Net increase in net assets resulting from operations          $75,418,031
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Yield Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                     JANUARY 31,        JULY 31,
                                                        2007              2006
-----------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                             $ 29,973,062     $   61,893,887
-----------------------------------------------------------------------------------
  Net realized gain                                   14,731,008         18,224,657
-----------------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation)                                    30,713,961        (58,422,257)
===================================================================================
    Net increase in net assets resulting from
     operations                                       75,418,031         21,696,287
===================================================================================
Distributions to shareholders from net investment
  income:
  Class A                                            (15,147,108)       (30,403,195)
-----------------------------------------------------------------------------------
  Class B                                             (4,942,282)       (13,768,125)
-----------------------------------------------------------------------------------
  Class C                                             (1,520,319)        (3,214,245)
-----------------------------------------------------------------------------------
  Investor Class                                      (5,153,482)       (11,187,247)
-----------------------------------------------------------------------------------
  Institutional Class                                 (3,584,650)        (4,692,378)
===================================================================================
    Decrease in net assets resulting from
     distributions                                   (30,347,841)       (63,265,190)
===================================================================================
Share transactions-net:
  Class A                                             19,217,349        (77,595,642)
-----------------------------------------------------------------------------------
  Class B                                            (34,554,553)      (111,068,014)
-----------------------------------------------------------------------------------
  Class C                                              2,808,105        (14,087,724)
-----------------------------------------------------------------------------------
  Investor Class                                      (7,397,412)       (38,618,232)
-----------------------------------------------------------------------------------
  Institutional Class                                 16,829,348         44,997,623
===================================================================================
    Net increase (decrease) in net assets
     resulting from share transactions                (3,097,163)      (196,371,989)
===================================================================================
    Net increase (decrease) in net assets             41,973,027       (237,940,892)
===================================================================================

NET ASSETS:

  Beginning of period                                848,995,003      1,086,935,895
===================================================================================
  End of period (including undistributed net
    investment income of $(819,413) and
    $(444,634), respectively)                       $890,968,030     $  848,995,003
___________________________________________________________________________________
===================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Yield Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

AIM High Yield Fund


       Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

AIM High Yield Fund

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM High Yield Fund

M. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $200 million                                            0.625%
--------------------------------------------------------------------
Next $300 million                                             0.55%
--------------------------------------------------------------------
Next $500 million                                             0.50%
--------------------------------------------------------------------
Over $1 billion                                               0.45%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $2,016.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $2,841.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $72,241 in front-end sales commissions from the sale of Class A shares and $106, $27,132 and $1,391 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM High Yield Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 5,172,134      $102,493,595      $(107,535,532)        $   --        $    130,197     $  184,326       $   --
------------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             5,172,134       102,493,595       (107,535,532)            --             130,197        181,781           --
====================================================================================================================================
  Subtotal        $10,344,268      $204,987,190      $(215,071,064)        $   --        $    260,394     $  366,107       $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07         INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class          $ 45,552,897      $ 98,865,218      $ (84,626,200)        $   --        $ 59,791,915     $  514,796       $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            45,552,897        98,865,218        (84,626,200)            --          59,791,915        516,454           --
====================================================================================================================================
  Subtotal       $ 91,105,794      $197,730,436      $(169,252,400)        $   --        $119,583,830     $1,031,250       $   --
====================================================================================================================================
  Total
    Investments
    in
    Affiliates   $101,450,062      $402,717,626      $(384,323,464)        $   --        $119,844,224     $1,397,357       $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2007, the Fund engaged in securities sales of $7,596,187, which resulted in net realized gains of $150,925, and securities purchases of $0.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $40,318.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $3,625 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate

AIM High Yield Fund

available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2007, securities with an aggregate value of $116,949,191 were on loan to brokers. The loans were secured by cash collateral of $119,583,830 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended January 31, 2007, the Fund received dividends on cash collateral investments of $1,031,250 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of July 31, 2006 to utilizing $1,870,235,244 of capital loss carryforward in the fiscal year ended July 31, 2007.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                 CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
------------------------------------------------------------------------------
July 31, 2007                                                   $  297,433,797
------------------------------------------------------------------------------
July 31, 2008                                                      297,100,942
------------------------------------------------------------------------------
July 31, 2009                                                      131,908,743
------------------------------------------------------------------------------
July 31, 2010                                                      558,503,488
------------------------------------------------------------------------------
July 31, 2011                                                      576,739,786
------------------------------------------------------------------------------
July 31, 2012                                                       81,594,905
==============================================================================
Total capital loss carryforward                                 $1,943,281,661
______________________________________________________________________________
==============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO High Yield Fund into the Fund, are realized on securities held in each fund at such day, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM High Yield Fund

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $419,870,087 and $435,325,836, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

    Receivable for investments matured represents the estimated proceeds to the Fund by Century Communications Corp. which is in default with respect to the principal payments on $5,085,000 par value, Senior Unsecured Notes, 9.50%, which were due March 1, 2005. The estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation at January 31, 2007 was $717,131.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $31,490,965
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (6,861,848)
===============================================================================
Net unrealized appreciation of investment securities               $24,629,117
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $944,292,452.

AIM High Yield Fund

NOTE 11--SHARE INFORMATION

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                JANUARY 31, 2007(A)(B)              JULY 31, 2006
                                                              ---------------------------    ----------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      10,643,847    $ 47,092,767     10,931,373    $  47,724,030
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,958,725       8,678,610      2,862,990       12,563,918
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       2,037,014       8,946,437      2,203,870        9,620,444
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                1,425,328       6,347,294      2,572,214       11,300,559
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           4,282,539      18,981,935      9,481,115       41,521,977
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       2,160,183       9,614,498      4,167,750       18,248,612
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                         606,859       2,705,589      1,594,490        7,004,715
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                         232,272       1,032,545        474,570        2,076,776
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  966,825       4,305,377      2,141,070        9,382,415
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             805,352       3,584,599      1,074,083        4,692,282
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       4,755,912      21,118,429     11,589,289       50,729,798
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,739,810)    (21,118,429)   (11,553,523)     (50,729,798)
=========================================================================================================================
Reacquired:(c)
  Class A                                                     (13,212,367)    (58,608,345)   (44,306,444)    (194,298,082)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,588,013)    (24,820,323)   (18,170,622)     (79,906,849)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,615,351)     (7,170,877)    (5,902,795)     (25,784,944)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (4,069,437)    (18,050,083)   (13,473,198)     (59,301,206)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (1,317,224)     (5,737,186)      (279,680)      (1,216,636)
=========================================================================================================================
                                                                 (667,346)   $ (3,097,163)   (44,593,448)   $(196,371,989)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) In addition, 12% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by AIM.
(c) Amount is net of redemption fees of $7,053, $2,577, $791, $2,391 and $1,536 for Class A, Class B, Class C, Investor Class and Institutional Class shares, respectively, for the six months ended January 31, 2007 and $7,218, $3,557, $849, $2,636 and $1,147 for Class A, Class B, Class
     C, Investor Class and Institutional Class shares, respectively, for the year ended July 31, 2006.

NOTE 12--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM High Yield Fund


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                   YEAR ENDED JULY 31,
                                          JANUARY 31,         ------------------------------------------------------------------
                                             2007               2006        2005             2004             2003        2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   4.32           $   4.50    $   4.31         $   4.10         $   3.70    $   4.92
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.16               0.29(a)     0.29             0.33(a)          0.37(a)     0.49(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.22              (0.17)       0.19             0.23             0.40       (1.19)
================================================================================================================================
  Increase from payments by affiliates           --                 --          --             0.00               --          --
================================================================================================================================
    Total from investment operations           0.38               0.12        0.48             0.56             0.77       (0.70)
================================================================================================================================
Less dividends from net investment
  income                                      (0.16)             (0.30)      (0.29)           (0.35)           (0.37)      (0.52)
================================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00               0.00        0.00             0.00               --          --
================================================================================================================================
Net asset value, end of period             $   4.54           $   4.32    $   4.50         $   4.31         $   4.10    $   3.70
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                8.85%              2.79%      11.54%           13.92%           22.10%     (15.36)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $447,199           $405,858    $502,770         $555,042         $547,092    $417,974
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets        1.15%(d)           1.16%       1.07%(e)         1.05%(e)         1.16%       1.07%
================================================================================================================================
Ratio of net investment income to
  average net assets                           6.94%(d)           6.70%       6.47%            7.68%            9.64%      11.15%(b)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                       50%               102%         59%              89%             101%         59%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 11.22%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $427,833,022.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.08% and 1.06% for the years ended 2005 and 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund

                                                                                 CLASS B
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                  YEAR ENDED JULY 31,
                                          JANUARY 31,       --------------------------------------------------------------------
                                             2007             2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   4.33         $   4.52       $   4.33       $   4.12       $   3.71       $   4.93
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.14             0.26(a)        0.25           0.30(a)        0.34(a)        0.45(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.23            (0.18)          0.20           0.23           0.41          (1.18)
================================================================================================================================
  Increase from payments by affiliates           --               --             --           0.00             --             --
================================================================================================================================
    Total from investment operations           0.37             0.08           0.45           0.53           0.75          (0.73)
================================================================================================================================
Less dividends from net investment
  income                                      (0.14)           (0.27)         (0.26)         (0.32)         (0.34)         (0.49)
================================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00             0.00           0.00           0.00             --             --
================================================================================================================================
Net asset value, end of period             $   4.56         $   4.33       $   4.52       $   4.33       $   4.12       $   3.71
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                8.68%            1.80%         10.69%         13.06%(d)      21.44%        (15.99)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $141,348         $167,831       $289,189       $411,088       $530,239       $469,408
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets        1.90%(e)         1.91%          1.82%(f)       1.80%(f)       1.91%          1.82%
================================================================================================================================
Ratio of net investment income to
  average net assets                           6.19%(e)         5.95%          5.72%          6.93%          8.89%         10.40%(b)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(g)                       50%             102%            59%            89%           101%            59%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 12.80%.
(e) Ratios are annualized and based on average daily net assets of $155,838,540.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund

                                                                               CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                                YEAR ENDED JULY 31,
                                          JANUARY 31,       ---------------------------------------------------------------
                                             2007            2006          2005          2004          2003          2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  4.31         $  4.50       $  4.31       $  4.10       $  3.70       $  4.92
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.14            0.26(a)       0.25          0.30(a)       0.34(a)       0.45(b)
---------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.23           (0.18)         0.20          0.23          0.40         (1.18)
===========================================================================================================================
  Increase from payments by affiliates           --              --            --          0.00            --            --
===========================================================================================================================
    Total from investment operations           0.37            0.08          0.45          0.53          0.74         (0.73)
===========================================================================================================================
Less dividends from net investment
  income                                      (0.14)          (0.27)        (0.26)        (0.32)        (0.34)        (0.49)
===========================================================================================================================
Redemption fees added to shares of
  beneficial interest                          0.00            0.00          0.00          0.00            --            --
===========================================================================================================================
Net asset value, end of period              $  4.54         $  4.31       $  4.50       $  4.31       $  4.10       $  3.70
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(c)                                8.71%           1.80%        10.73%        13.12%        21.22%       (16.02)%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $48,746         $43,467       $59,865       $75,971       $72,086       $50,060
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets        1.90%(d)        1.91%         1.82%(e)      1.80%(e)      1.91%         1.82%
===========================================================================================================================
Ratio of net investment income to
  average net assets                           6.19%(d)        5.95%         5.72%         6.93%         8.89%        10.40%(b)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(f)                       50%            102%           59%           89%          101%           59%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.46 and the ratio of net investment income to average net assets would have been 10.47%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $47,881,450.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.83% and 1.81% for the years ended 2005 and 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund

                                                                                        INVESTOR CLASS
                                                              ------------------------------------------------------------------
                                                                                                              SEPTEMBER 30, 2003
                                                              SIX MONTHS              YEAR ENDED                 (DATE SALES
                                                                 ENDED                 JULY 31,                 COMMENCED) TO
                                                              JANUARY 31,       -----------------------            JULY 31,
                                                                 2007             2006           2005                2004
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   4.32         $   4.51       $   4.32            $   4.20
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16             0.30(a)        0.29                0.28(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.23            (0.19)          0.20                0.13
================================================================================================================================
  Increase from payments by affiliates                               --               --             --                0.00
================================================================================================================================
    Total from investment operations                               0.39             0.11           0.49                0.41
================================================================================================================================
Less dividends from net investment income                         (0.16)           (0.30)         (0.30)              (0.29)
================================================================================================================================
Redemption fees added to shares of beneficial interest             0.00             0.00           0.00                0.00
================================================================================================================================
Net asset value, end of period                                 $   4.55         $   4.32       $   4.51            $   4.32
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                    9.11%            2.58%         11.54%               9.93%(c)
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $145,845         $145,719       $191,508            $225,998
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                            1.12%(d)         1.14%          1.03%(e)            0.96%(e)(f)
================================================================================================================================
Ratio of net investment income to average net assets               6.97%(d)         6.72%          6.51%               7.77%(f)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(g)                                           50%             102%            59%                 89%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Total return is after reimbursement by the advisor for the economic loss on security rights that expired with value. Total return before reimbursement by the advisor was 9.67%.
(d) Ratios are annualized and based on average daily net assets of $145,143,390.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.04% and 1.03% (annualized) for the year ended 2005 and the period September 30, 2003 (date sales commenced) to July 31, 2004, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                  INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                                                            APRIL 30, 2004
                                                              SIX MONTHS             YEAR ENDED              (DATE SALES
                                                                 ENDED                JULY 31,              COMMENCED) TO
                                                              JANUARY 31,       ---------------------          JULY 31,
                                                                 2007            2006          2005              2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   4.31         $  4.50       $  4.31           $ 4.39
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17            0.32(a)       0.32             0.09(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.23           (0.19)         0.18            (0.08)
==========================================================================================================================
  Increase from payments by affiliates                               --              --            --             0.00
==========================================================================================================================
    Total from investment operations                               0.40            0.13          0.50             0.01
==========================================================================================================================
Less dividends from net investment income                         (0.17)          (0.32)        (0.31)           (0.09)
==========================================================================================================================
Redemption fees added to shares of beneficial interest             0.00            0.00          0.00             0.00
==========================================================================================================================
Net asset value, end of period                                 $   4.54         $  4.31       $  4.50           $ 4.31
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                    9.38%           3.06%        11.99%            0.16%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $107,830         $86,120       $43,605           $5,309
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                            0.64%(c)        0.66%         0.63%(d)         0.67%(e)
==========================================================================================================================
Ratio of net investment income to average net assets               7.45%(c)        7.20%         6.91%            8.06%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(f)                                           50%            102%           59%              89%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $94,554,838.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.64%.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Yield Fund


NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM High Yield Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              If used after April 20, 2007, this report must be accompanied by a Fund
                                                    Performance & Commentary or by an AIM Quarterly Performance Review for the most
eDelivery is the process of receiving your fund     recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
and account information via e-mail. Once your       Distributors, Inc.
quarterly statements, tax forms, fund reports,
and prospectuses are available, we will send you    A I M Management Group Inc. has provided leadership in the investment management
an e-mail notification containing links to these    industry since 1976. AIM Investment Services, Inc. is the transfer agent for the
documents. For security purposes, you will need     products and services represented by AIM Investments. AIM is a subsidiary of
to log in to your account to view your statements   AMVESCAP PLC, one of the world's largest independent financial services
and tax forms.                                      companies with $469 billion in assets under management as of January 31, 2007.

WHY SIGN UP?                                        ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
Register for eDelivery to:                          FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
o save your Fund the cost of printing and           ================================================================================
postage.

o reduce the amount of paper you receive.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at your convenience.

o save the documents to your personal computer or print them out for your records.

How do I sign up?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

AIMinvestments.com               HYI-SAR-1              A I M Distributors, Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]
                        --Registered Trademark--
===================================================================================
        Exchange-                         College  Separately                              [AIM INVESTMENTS LOGO]
Mutual    Traded   Retirement             Savings    Managed   Offshore     Cash          --Registered Trademark--
 Funds    Funds     Products   Annuities   Plans    Accounts   Products  Management
===================================================================================

                                 AIM INCOME FUND
              Semiannual Report to Shareholders o January 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

Table of Contents

Supplemental Information .................      2
Letters to Shareholders ..................      3
Performance Summary ......................      5
Management Discussion ....................      5
Long-term Fund Performance ...............      7
Fund Expenses ............................      8
Approval of Advisory Agreement ...........      9
Schedule of Investments ..................    F-1
Financial Statements .....................    F-9
Notes to Financial Statements ............   F-12
Financial Highlights .....................   F-20
Trustees and Officers ....................   F-25

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM INCOME FUND

AIM INCOME FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          lished markets. Risks for emerging markets   o The Lehman Brothers U.S. Credit Index
                                             include risks relating to the relatively     consists of publicly issued U.S. corporate
o Class B shares are not available as an     smaller size and lesser liquidity of these   and specified foreign debentures and
investment for retirement plans maintained   markets, high inflation rates, adverse       secured notes that meet the specified
pursuant to Section 401 of the Internal      political developments and lack of timely    maturity, liquidity, and quality
Revenue Code, including 401(k) plans,        information.                                 requirements. It is compiled by Lehman
money purchase pension plans and profit                                                   Brothers, a global investment bank. To
sharing plans. Plans that had existing       o Reinvestment risk is the risk that a       qualify, bonds must be SEC-registered.
accounts invested in Class B shares prior    bond's cash flows (coupon income and
to September 30, 2003, will continue to be   principal repayment) will be reinvested at   o The unmanaged Lipper BBB Rated Funds
allowed to make additional purchases.        an interest rate below that on the           Index represents an average of the largest
                                             original bond. If interest rates decline,    BBB-rated bond funds tracked by Lipper
o Class R shares are available only to       the underlying bond may rise in value, but   Inc., an independent mutual fund
certain retirement plans. Please see the     the cash flows received from that bond may   performance monitor.
prospectus for more information.             have to be invested at a lower interest
                                             rate.                                        o The Fund is not managed to track the
o Investor Class shares are closed to most                                                performance of any particular index,
investors. For more information on who may   o The Fund may use enhanced investment       including the indexes defined here, and
continue to invest in Investor Class         techniques such as leveraging and            consequently, the performance of the Fund
shares, please see the prospectus.           derivatives. Leveraging entails special      may deviate significantly from the
                                             risks such as magnifying changes in the      performance of the index.
PRINCIPAL RISKS OF INVESTING IN THE FUND     value of the portfolio's securities.
                                             Derivatives are subject to counter party     o A direct investment cannot be made in an
o Foreign securities have additional         risk-the risk that the other party will      index. Unless otherwise indicated, index
risks, including exchange rate changes,      not complete the transaction with the        results include reinvested dividends, and
political and economic upheaval, the         Fund.                                        they do not reflect sales charges.
relative lack of information about these                                                  Performance of an index of funds reflects
companies, relatively low market liquidity   o There is no guarantee that the             fund expenses; performance of a market
and the potential lack of strict financial   investment techniques and risk analyses      index does not.
and accounting controls and standards.       used by the Fund's portfolio managers will
                                             produce the desired results.                 OTHER INFORMATION
o Debt securities are particularly
vulnerable to credit risk and interest       o The Fund may invest in lower quality       o The returns shown in the management's
rate fluctuations.                           debt securities, commonly known as "junk     discussion of Fund performance are based
                                             bonds." Compared to higher quality debt      on net asset values calculated for
o The Fund may invest in obligations         securities, junk bonds involve greater       shareholder transactions. Generally
issued by agencies and instrumentalities     risk of default or price changes due to      accepted accounting principles require
of the U.S. government that may vary in      changes in credit quality of the issuer,     adjustments to be made to the net assets
the level of support they receive from the   because they are generally unsecured and     of the Fund at period end for financial
government. The government may choose not    because they may be subordinated to other    reporting purposes, and as such, the net
to provide financial support to government   creditors' claims. Credit ratings of junk    asset values for shareholder transactions
sponsored agencies or instrumentalities if   bonds do not necessarily reflect their       and the returns based on those net asset
it is not legally obligated to do so, in     actual market risk.                          values may differ from the net asset
which case, if the issuer defaulted, the                                                  values and returns reported in the
fund holding securities of the issuer        About indexes used in this report            Financial Highlights.
might not be able to recover its
investment from the U.S government.          o The unmanaged Lehman Brothers U.S.         o Industry classifications used in this
                                             Aggregate Bond Index (the Lehman             report are generally according to the
o The prices of securities held by the       Aggregate), which represents the U.S.        Global Industry Classification Standard,
Fund may decline in response to market       investment-grade fixed-rate bond market      which was developed by and is the
risks.                                       (including government and corporate          exclusive property and a service mark of
                                             securities, mortgage pass-through            Morgan Stanley Capital International Inc.
o Investing in emerging markets involves     securities and asset-backed securities),     and Standard & Poor's.
greater risks than investing in more         is compiled by Lehman Brothers, a global
estab-                                       investment bank.                             o The Chartered Financial Analyst
                                                                                          --REGISTERED TRADEMARK-- (CFA --REGISTERED
                                                                                          TRADEMARK--) designation is a globally
                                                                                          recognized standard

                                                                                          Continued on page 7

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares          AMIFX
=======================================================================================   Class B Shares          ABIFX
                                                                                          Class C Shares          ACIFX
                                                                                          Class R Shares          AMIRX
                                                                                          Investor Class Shares   AIIVX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM


AIM INCOME FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important
    [TAYLOR                                  information that answers questions you may have about your investment.
    PHOTO]
                                                Major U.S. stock market indexes rose significantly during the second half of
                                             2006, due to continued economic expansion and a cessation of interest rate
   Philip Taylor                             increases by the U.S. Federal Reserve Board, among other factors.(1, 2) Major fixed-income indexes also produced positive returns during the second half of
                                             2006.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments
                                             --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM
                                             Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence
                                             Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (1) Lipper Inc.; (2) U.S. Federal Reserve Board

AIM INCOME FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each
                                                  AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class.
                                                  The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges.
                                                  If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.


AIM INCOME FUND

MANAGEMENT'S DISCUSSION                                                                      In evaluating the credit quality of a
OF FUND PERFORMANCE                                                                       security, we use input from various rating
=======================================================================================   agencies and Wall Street fixed-income and
PERFORMANCE SUMMARY                                                                       equity analysts and conduct our own
                                                                                          internal credit analysis.
For the six months ended January 31, 2007, AIM Income Fund,excluding applicable sales
charges,underperformed its broad market and style-specific indexes.(1) Given the             We consider selling a bond when:
persistent flattening of the yield curve and strong performance of higher yielding
bonds during the past six months, the Fund's yield curve positioning, as well as its      o It becomes fully valued.
relative underweight in corporate bonds, contributed to underperformance during the
period.                                                                                   o Overall market and economic trends
                                                                                          indicate that sector emphasis should be
   Your Fund's long-term performance can be found on page 7.                              changed.

FUND VS. INDEXES                                                                          o Fundamentals, such as credit quality
                                                                                          ratings, deteriorate for an individual
Cumulative total returns, 07/31/06-01/31/07, excluding applicable sales charges. If       issuer or a sector.
applicable sales charges were included, returns would be lower.
                                                                                          o An unanticipated change occurs involving
Class A Shares                                                                   3.42%    an individual issuer or sector
Class B Shares                                                                   3.03
Class C Shares                                                                   3.04     MARKET CONDITIONS AND YOUR FUND
Class R Shares                                                                   3.29
Investors Class Shares                                                           3.42     Following the deceleration of U.S. growth
Lehman Brothers U.S. Aggregate Bond Index(1) (Broad Market Index)                3.65     during the second and third quarters of
Lehman Brothers U.S. Credit Index(1) (Style-specific Index)                      4.35     2006, economic data released in January
Lipper BBB Rated Funds Index(1) (Peer Group Index)                               4.58     2007 indicated that the softening in the
                                                                                          residential construction market and
SOURCE: (1)LIPPER INC.                                                                    weaknesses in the manufacturing sectors
                                                                                          had not yet significantly slowed down the
=======================================================================================   U.S. economy.(1) Growth in real gross
                                                                                          domestic product (GDP) increased to a 2.2%
HOW WE INVEST                                governments, U.S. corporate bonds,           annualized rate in the fourth quarter, up
                                             mortgages, asset-backed securities, money    from 2.0% and down from 2.6% in the third
We seek to provide consistent returns        markets, high yield debt and convertible     and second quarters, respectively.(1)
while minimizing risk. Our security          corporate bonds. We make allocation
selection process involves top-down          decisions based on performance and              The U.S. economic outlook over the
analysis, which takes account of overall     valuations among the different areas of      fourth quarter prompted the markets to
economic and market trends, and bottom-up    the bond market. Our focus is on bonds       scale back their expectation for a
analysis, which includes an evaluation of    that are attractively valued relative to     potential rate cut by the U.S. Federal
individual bond issuers.                     the rest of the bond market.                 Reserve Board (the Fed) in the first half
                                                                                          of 2007. On January 31, as widely
   We look for potential investments in                                                   anticipated by financial markets, the Fed
all sectors of the bond market: domestic                                                  decided to keep the federal funds target
and foreign                                                                               rate at 5.25%.(2) This was the fifth
                                                                                          consecutive meeting at which the Fed left
==========================================   ==========================================   interest rates unchanged after 17
                                                                                          consecutive rate increases.(2)
PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS*
                                                                                             During the second half of 2006, bonds
By industry                                                                               benefited from a continued softening in
                                                                                          the housing market.(2) However, by the end
Other Diversified Financial                                                               of the reporting period, specifically in
 Services                            14.3%   Ford Motor Credit Co.                 4.5%   December and January, the U.S. bond market
                                                                                          weakened in response to a more favorable
Consumer Finance                      9.1    Pemex Project Funding Master Trust    2.4    outlook for economic growth supported by
                                                                                          stronger-than-expected consumer confidence
Diversified Banks                     8.5    General Motors Acceptance Corp.       2.3    and a rise in sales of existing and new
                                                                                          homes.(2)
Broadcasting & Cable TV               7.5    Patrons' Legacy 2004-1                2.3
                                                                                             The fixed income markets were focused
Property & Casualty Insurance         5.1    Oil Insurance Ltd.                    1.9    on the benchmark 10-year Treasury note,
                                                                                          which finished the period with a slight
Integrated Telecommunication                 First American Capital Trust I        1.8    loss in response to concerns over growth
 Services                             4.6                                                 and inflation outcomes.(3) Reflective of
                                             Citicorp Lease Pass-Through Trust     1.6    our belief that the Fed would view the
Regional Banks                        3.4                                                 economy to be healthy enough to keep the
                                             CBS Corp.                             1.6    interest rates unchanged going into
Muni: Miscellaneous Revenue
 Streams                              3.2    Regional Diversified Funding                                                (continued)
                                              (Cayman Islands)                     1.5
Life & Health Insurance               3.1
                                             Industry (City of), California
Other Industries Less Than 3%        39.2     Urban Development Agency
                                              (Project 3); Series 2003             1.5
Money Market Funds Plus Other
 Assets Less Liabilities              2.0    Total Net Assets           $551.82 million

The Fund's holdings are subject to change,   Total Number of Holdings*              305
and there is no assurance that the Fund
will continue to hold any particular
security.

*    Excluding money market fund holdings.
==========================================   ==========================================

AIM INCOME FUND

2007, we tactically traded duration          market delivered excellent performance for              Jan H. Friedli
focusing on the shorter end of the yield     the period, the Fund's weight in mortgages   [FRIEDLI   Senior portfolio manager, is
curve. Duration is a measure of a bond's     had a positive effect on performance.(3)     PHOTO]     lead manager of AIM Income
sensitivity to interest rate changes.                                                                Fund. He began his investment
Shorter duration bonds tend to be less          In the international non-dollar sector,              career in 1990 and joined AIM
sensitive to interest-rate changes.          we had a small position in Europe via U.K.   in 1999. Mr. Friedli graduated cum laude
                                             government bonds and non-dollar futures.     from Villanova University with a Bachelor
   We used two- and five-year U.S.           As U.S. rates increased less than U.K.       of Science degree in computer science and
Treasury note futures to shorten the         rates during the reporting period, our       earned an M.B.A from the University of
Fund's duration as we viewed the yields on   holdings in the U.K. detracted from          Chicago
the 10-year U.S. Treasuries to be in the     performance.(4)
lower range. Our overall defensive to                                                                Peter Ehret
neutral stance toward duration benefited        Additionally, we kept our exposure in     [EHRET     Chartered Financial Analyst,
performance as Treasury yields fell across   Japan partially hedged. During the second    PHOTO]     senior portfolio manager, is
almost all maturities over the period.(3)    half of 2006, the Japanese yen fell                     manager of AIM Income Fund. He
In our view, gaining an exposure to the      against the U.S. dollar.(5) As a result,                joined AIM in 2001. Mr. Ehret
U.S. Treasury market through U.S. Treasury   our position in Japan had a negative         graduated cum laude with a B.S. in
futures is a more effective way to employ    impact on performance.                       economics from the University of
the Fund's cash for duration management                                                   Minnesota. He also earned an M.S. in real
purposes versus buying actual bonds. U.S.       Thank you for investing in AIM Income     estate appraisal and investment analysis
Treasury futures offer a variety of          Fund and for sharing our long-term           from the University of Wisconsin-Madison.
standardized contracts, are exchange         investment horizon.
traded and provide a high level of                                                                   Brendan D. Gau
liquidity.                                   Sources: (1) Bureau of Labor Statistics;     [GAU       Chartered Financial Analyst,
                                             (2) U.S. Federal Reserve Board; (3) Lehman   PHOTO]     portfolio manager, is manager
   The yield curve, which shows the yields   Brothers Inc.; (4) Bank of England; (5)                 of AIM Income Fund. He joined
of bonds of the same quality but differing   Bloomberg L.P.                                          AIM in 1996. Mr. Gau earned a
maturities, was inverted for much of 2006                                                 Bachelor of Arts degree in mathematics,
as the Fed raised short rates through        THE VIEWS AND OPINIONS EXPRESSED IN          physics and economics from Rice
June.(2) This meant that shorter maturity    MANAGEMENT'S DISCUSSION OF FUND              University.
bonds had higher yields than longer          PERFORMANCE ARE THOSE OF A I M ADVISORS,
maturity bonds--a reversal of the norm.      INC. THESE VIEWS AND OPINIONS ARE SUBJECT               Carolyn L. Gibbs
During the period, the Fund was positioned   TO CHANGE AT ANY TIME BASED ON FACTORS       [GIBBS     Chartered Financial Analyst,
in anticipation of a slight steepening of    SUCH AS MARKET AND ECONOMIC CONDITIONS.      PHOTO]     senior portfolio manager, is
the yield curve over the medium to long      THESE VIEWS AND OPINIONS MAY NOT BE RELIED              manager of AIM Income Fund. She
term. However, as longer-dated bond yields   UPON AS INVESTMENT ADVICE OR                            joined AIM in 1992. Ms. Gibbs
fell more than shorter-dated bond yields     RECOMMENDATIONS, OR AS AN OFFER FOR A        is a Phi Beta Kappa graduate of Texas
over the past six months, the Fund's yield   PARTICULAR SECURITY. THE INFORMATION IS      Christian University, where she earned a
curve structure detracted from               NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   B.A. in English. She also earned an M.B.A.
performance.(3)                              ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR   from The Wharton School at the University
                                             THE FUND. STATEMENTS OF FACT ARE FROM        of Pennsylvania.
   Investment grade corporate bonds posted   SOURCES CONSIDERED RELIABLE, BUT A I M
solid returns. They benefited from strong    ADVISORS, INC. MAKES NO REPRESENTATION OR               Darren S. Hughes
demand during the period due to strong       WARRANTY AS TO THEIR COMPLETENESS OR         [HUGHES    Chartered Financial Analyst,
corporate earnings, stable credit            ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    PHOTO]     portfolio manager, is manager
fundamentals and a low interest rate         IS NO GUARANTEE OF FUTURE RESULTS, THESE                of AIM Income Fund. He joined
environment.(3) The Fund's underweight       INSIGHTS MAY HELP YOU UNDERSTAND OUR                    AIM in 1992. Mr. Hughes earned
position in investment grade quality bonds   INVESTMENT MANAGEMENT PHILOSOPHY.            a B.B.A. in finance and economics from
and a few individual holdings in this                                                     Baylor University.
sector negatively affected to performance.   See important Fund and index disclosures
                                             on the inside front cover.                              Scot W. Johnson
   The U.S. high yield market continued to                                                [JOHNSON   Chartered Financial Analyst,
perform well, buoyed by a healthy credit                                                  PHOTO]     senior portfolio manager, is
environment, historically low default                                                                manager of AIM Income Fund. Mr.
rates and demand for higher yields from                                                              Johnson joined AIM in 1994. He
investors.(3) Our strategy of                                                             earned both a B.A. in economics and an
overweighting the high yield sector                                                       M.B.A. in finance from Vanderbilt
benefited performance for the period.                                                     University.

   The Fund maintained a small position in                                                Assisted by the Taxable Investment Grade
mortgage-backed securities, as we viewed                                                  Bond and Taxable High Yield Teams
mortgage bonds as offering attractive
yields and relatively small prepayment                                                    FOR A PRESENTATION OF YOUR FUND'S
risk by historical standards. Considering                                                 LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.
the MBS

AIM INCOME FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ==========================================   VARY FROM THE EXPENSE RATIOS PRESENTED IN
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 OTHER SECTIONS OF THIS REPORT THAT ARE
                                                                                          BASED ON EXPENSES INCURRED DURING THE
As of 01/31/07,including applicable sales    As of 12/31/06,the most recent calendar      PERIOD COVERED BY THIS REPORT.
charges                                      quarter-ended,including applicable sales
                                             charges                                         THE PERFORMANCE DATA QUOTED REPRESENT
CLASS A SHARES                                                                            PAST PERFORMANCE AND CANNOT GUARANTEE
Inception (5/3/68)       6.76%               CLASS A SHARES                               COMPARABLE FUTURE RESULTS; CURRENT
10 Years                 3.52                Inception (5/3/68)       6.78%               PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
 5 Years                 3.74                10 Years                 3.51                VISIT AIMINVESTMENTS.COM FOR THE MOST
 1 Year                 -1.20                 5 Years                 3.89                RECENT MONTH-END PERFORMANCE. PERFORMANCE
                                              1 Year                 -0.97                FIGURES REFLECT REINVESTED DISTRIBUTIONS,
CLASS B SHARES                                                                            CHANGES IN NET ASSET VALUE AND THE EFFECT
Inception (9/7/93)       3.92%               CLASS B SHARES                               OF THE MAXIMUM SALES CHARGE UNLESS
10 Years                 3.38                Inception (9/7/93)       3.96%               OTHERWISE STATED. PERFORMANCE FIGURES DO
 5 Years                 3.68                10 Years                 3.38                NOT REFLECT DEDUCTION OF TAXES A
 1 Year                 -1.88                 5 Years                 3.80                SHAREHOLDER WOULD PAY ON FUND
                                              1 Year                 -1.68                DISTRIBUTIONS OR SALE OF FUND SHARES.
CLASS C SHARES                                                                            INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Inception (8/4/97)       2.77%               CLASS C SHARES                               FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
 5 Years                 3.98                Inception (8/4/97)       2.82%               LOSS WHEN YOU SELL SHARES.
 1 Year                  2.03                 5 Years                 4.10
                                              1 Year                  2.24                   CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS R SHARES                                                                            MAXIMUM 4.75% SALES CHARGE, AND CLASS B
10 Years                 3.76%               CLASS R SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
 5 Years                 4.48                10 Years                 3.74%               APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                  3.67                 5 Years                 4.59                CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                              1 Year                  3.71                CDSC ON CLASS B SHARES DECLINES FROM 5%
INVESTOR CLASS SHARES                                                                     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
10 Years                 4.04%               INVESTOR CLASS SHARES                        THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                 4.77                10 Years                 4.03%               CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                  3.77                 5 Years                 4.92                YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
==========================================    1 Year                  3.98                HAVE A FRONT-END SALES CHARGE; RETURNS
                                             ==========================================   SHOWN ARE AT NET ASSET VALUE AND DO NOT
CLASS R SHARES' INCEPTION DATE IS JUNE 3,                                                 REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
2002. RETURNS SINCE THAT DATE ARE            PERFORMANCE AND RESTATED CLASS A SHARE       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    PERFORMANCE (FOR PERIODS PRIOR TO THE        ASSETS WITHIN THE FIRST YEAR. INVESTORS
BLENDED RETURNS OF HISTORICAL CLASS R        INCEPTION DATE OF INVESTOR CLASS SHARES)     CLASS SHARES DO NOT HAVE A FRONT-END SALES
SHARE PERFORMANCE AND RESTATED CLASS A       AT NET ASSET VALUE AND REFLECT THE RULE      CHARGE OR A CDSC; THEREFORE, PERFORMANCE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      12B-1 FEES APPLICABLE TO CLASS A             IS AT NET ASSET VALUE.
THE INCEPTION DATE OF CLASS R SHARES) AT     SHARES.CLASS A SHARES' INCEPTION DATE IS
NET ASSET VALUE, ADJUSTED TO REFLECT THE     MAY 3, 1968.                                    THE PERFORMANCE OF THE FUND'S SHARE
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS                                                CLASSES WILL DIFFER PRIMARILY DUE TO
R SHARES. CLASS A SHARES' INCEPTION DATE        THE TOTAL ANNUAL FUND OPERATING EXPENSE   DIFFERENT SALES CHARGE STRUCTURES AND
IS MAY 3, 1968.                              RATIO SET FORTH IN THE MOST RECENT FUND      CLASS EXPENSES.
                                             PROSPECTUS AS OF THE DATE OF THIS REPORT
   INVESTOR CLASS SHARES' INCEPTION DATE     FOR CLASS A, CLASS B, CLASS C, CLASS R AND
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    INVESTOR CLASS SHARES WAS 1.05%, 1.80%,
DATE ARE HISTORICAL RETURNS. ALL OTHER       1.80%, 1.30% AND 1.05%, RESPECTIVELY. THE
RETURNS ARE BLENDED RETURNS OF HISTORICAL    EXPENSE RATIOS PRESENTED ABOVE MAY
INVESTOR CLASS SHARE

====================================================================================================================================

Continued from inside front cover

for measuring the competence and integrity   menu and click on Complete Quarterly         proxies relating to portfolio securities
of investment professionals.                 Holdings. Shareholders can also look up      is available without charge, upon request,
                                             the Fund's Forms N-Q on the SEC Web site     from our Client Services department at
The Fund provides a complete list of its     at sec.gov. Copies of the Fund's Forms N-Q   800-959-4246 or on the AIM Web
holdings four times in each fiscal year,     may be reviewed and copied at the SEC        site,AIMinvestments.com. On the home
at the quarter-ends. For the second and      Public Reference Room in Washington,D.C.     page,scroll down and click on AIM Funds
fourth quarters, the lists appear in the     You can obtain information on the            Proxy Policy. The information is also
Fund's semiannual and annual reports to      operation of the Public Reference            available on the SEC Web site,sec.gov.
shareholders. For the first and third        Room,including information about
quarters, the Fund files the lists with      duplicating fee charges,by calling           Information regarding how the Fund voted
the Securities and Exchange Commission       202-942-8090 or 800-732-0330,or by           proxies related to its portfolio
(SEC) on Form N-Q. The most recent list of   electronic request at the following e-mail   securities during the 12 months ended June
portfolio holdings is available at           address: publicinfo@sec.gov. The SEC file    30, 2006, is available at our Web site. Go
AIMinvestments.com. From our home page,      numbers for the Fund are 811-05686 and       to AIMinvestments.com,access the About Us
click on Products & Performance, then        033-39519.                                   tab, click on Required Notices and then
Mutual Funds, then Fund Overview. Select                                                  click on Proxy Voting Activity.
your Fund from the drop-down                 A description of the policies and            Next,select the Fund from the drop-down
                                             procedures that the Fund uses to determine   menu. The information is also available on
                                             how to vote                                  the SEC Web site,sec.gov.

AIM INCOME FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period August 1, 2006, through        of return of 5% per year before expenses,    hypothetical information is useful in
January 31, 2007.                            which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended January 31, 2007, appear in     addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (8/1/06)             (1/31/07)(1)           PERIOD(2)      (1/31/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,034.20               $5.54        $1,019.76             $5.50             1.08%
   B                1,000.00               1,030.30                9.36         1,015.98              9.30             1.83
   C                1,000.00               1,030.40                9.37         1,015.98              9.30             1.83
   R                1,000.00               1,032.90                6.81         1,018.50              6.77             1.33
Investor            1,000.00               1,034.20                5.54         1,019.76              5.50             1.08

(1)  The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      services to be provided by AIM under the     o Meetings with the Fund's portfolio
Securities Funds (the "Board") oversees      Advisory Agreement was appropriate and       managers and investment personnel. With
the management of AIM Income Fund (the       that AIM currently is providing services     respect to the Fund, the Board is meeting
"Fund") and, as required by law,             in accordance with the terms of the          periodically with such Fund's portfolio
determines annually whether to approve the   Advisory Agreement.                          managers and/or other investment personnel
continuance of the Fund's advisory                                                        and believes that such individuals are
agreement with A I M Advisors, Inc.          o The quality of services to be provided     competent and able to continue to carry
("AIM"). Based upon the recommendation of    by AIM. The Board reviewed the credentials   out their responsibilities under the
the Investments Committee of the Board, at   and experience of the officers and           Advisory Agreement.
a meeting held on June 27, 2006, the         employees of AIM who will provide
Board, including all of the independent      investment advisory services to the Fund.    o Overall performance of AIM. The Board
trustees, approved the continuance of the    In reviewing the qualifications of AIM to    considered the overall performance of AIM
advisory agreement (the "Advisory            provide investment advisory services, the    in providing investment advisory and
Agreement") between the Fund and AIM for     Board considered such issues as AIM's        portfolio administrative services to the
another year, effective July 1, 2006.        portfolio and product review process,        Fund and concluded that such performance
                                             various back office support functions        was satisfactory.
   The Board considered the factors          provided by AIM and AIM's equity and fixed
discussed below in evaluating the fairness   income trading operations. Based on the      o Fees relative to those of clients of AIM
and reasonableness of the Advisory           review of these and other factors, the       with comparable investment strategies. The
Agreement at the meeting on June 27, 2006    Board concluded that the quality of          Board reviewed the effective advisory fee
and as part of the Board's ongoing           services to be provided by AIM was           rate (before waivers) for the Fund under
oversight of the Fund. In their              appropriate and that AIM currently is        the Advisory Agreement. The Board noted
deliberations, the Board and the             providing satisfactory services in           that this rate was (i) above the effective
independent trustees did not identify any    accordance with the terms of the Advisory    advisory fee rate (before waivers) for a
particular factor that was controlling,      Agreement.                                   mutual fund advised by AIM and used
and each trustee attributed different                                                     exclusively for separately managed
weights to the various factors.              o The performance of the Fund relative to    accounts/wrap accounts managed by AIM
                                             comparable funds. The Board reviewed the     affiliates with investment strategies
   One responsibility of the independent     performance of the Fund during the past      comparable to those of the Fund; and (ii)
Senior Officer of the Fund is to manage      one, three and five calendar years against   below the effective advisory fee rate
the process by which the Fund's proposed     the performance of funds advised by other    (before waivers) for a variable insurance
management fees are negotiated to ensure     advisors with investment strategies          fund advised by AIM and offered to
that they are negotiated in a manner which   comparable to those of the Fund. The Board   insurance company separate accounts with
is at arms' length and reasonable. To that   noted that the Fund's performance was        investment strategies comparable to those
end, the Senior Officer must either          above the median performance of such         of the Fund. Based on this review, the
supervise a competitive bidding process or   comparable funds for the one and three       Board concluded that the advisory fee rate
prepare an independent written evaluation.   year periods and below such median           for the Fund under the Advisory Agreement
The Senior Officer has recommended an        performance for the five year period.        was fair and reasonable.
independent written evaluation in lieu of    Based on this review and after taking
a competitive bidding process and, upon      account of all of the other factors that     o Fees relative to those of comparable
the direction of the Board, has prepared     the Board considered in determining          funds with other advisors. The Board
such an independent written evaluation.      whether to continue the Advisory Agreement   reviewed the advisory fee rate for the
Such written evaluation also considered      for the Fund, the Board concluded that no    Fund under the Advisory Agreement. The
certain of the factors discussed below. In   changes should be made to the Fund and       Board compared effective contractual
addition, as discussed below, the Senior     that it was not necessary to change the      advisory fee rates at a common asset level
Officer made a recommendation to the Board   Fund's portfolio management team at this     at the end of the past calendar year and
in connection with such written              time. Although the independent written       noted that the Fund's rate was below the
evaluation.                                  evaluation of the Fund's Senior Officer      median rate of the funds advised by other
                                             (discussed below) only considered Fund       advisors with investment strategies
   The discussion below serves as a          performance through the most recent          comparable to those of the Fund that the
summary of the Senior Officer's              calendar year, the Board also reviewed       Board reviewed. Based on this review, the
independent written evaluation and           more recent Fund performance, which did      Board concluded that the advisory fee rate
recommendation to the Board in connection    not change their conclusions.                for the Fund under the Advisory Agreement
therewith, as well as a discussion of the                                                 was fair and reasonable.
material factors and the conclusions with    o The performance of the Fund relative to
respect thereto that formed the basis for    indices. The Board reviewed the              o Expense limitations and fee waivers. The
the Board's approval of the Advisory         performance of the Fund during the past      Board noted that there were no fee waivers
Agreement. After consideration of all of     one, three and five calendar years against   or expense limitations currently in effect
the factors below and based on its           the performance of the Lipper BBB Rated      for the Fund. The Board concluded that no
informed business judgment, the Board        Fund Index. The Board noted that the         such waivers or limitations were necessary
determined that the Advisory Agreement is    Fund's performance was above the             at this time because the Fund's overall
in the best interests of the Fund and its    performance of such Index for the one year   expense ratio was comparable to the median
shareholders and that the compensation to    period, comparable to such Index for the     expense ratio of the funds advised by
AIM under the Advisory Agreement is fair     three year period, and below such Index      other advisors with investment strategies
and reasonable and would have been           for the five year period. Based on this      comparable to those of the Fund that the
obtained through arm's length                review and after taking account of all of    Board reviewed.
negotiations.                                the other factors that the Board
                                             considered in determining whether to         o Breakpoints and economies of scale. The
   Unless otherwise stated, information      continue the Advisory Agreement for the      Board reviewed the structure of the Fund's
presented below is as of June 27, 2006 and   Fund, the Board concluded that no changes    advisory fee under the Advisory Agreement,
does not reflect any changes that may have   should be made to the Fund and that it was   noting that it includes three breakpoints.
occurred since June 27, 2006, including      not necessary to change the Fund's           The Board reviewed the level of the Fund's
but not limited to changes to the Fund's     portfolio management team at this time.      advisory fees, and noted that such fees,
performance, advisory fees, expense          Although the independent written             as a percentage of the Fund's net assets,
limitations and/or fee waivers.              evaluation of the Fund's Senior Officer      have decreased as net assets increased
                                             (discussed below) only considered Fund       because the Advisory Agreement includes
o The nature and extent of the advisory      performance through the most recent          breakpoints. The Board noted that, due to
services to be provided by AIM. The Board    calendar year, the Board also reviewed       the Fund's asset levels at the end of the
reviewed the services to be provided by      more recent Fund performance, which did      past calendar year and the way in which
AIM under the Advisory Agreement. Based on   not change their conclusions.                the advisory fee breakpoints
such review, the Board concluded that the
range of
                                                                                                                         (continued)

AIM INCOME FUND

have been structured, the Fund has yet to    o Benefits of soft dollars to AIM. The
fully benefit from the breakpoints. The      Board considered the benefits realized by
Board concluded that the Fund's fee levels   AIM as a result of brokerage transactions
under the Advisory Agreement therefore       executed through "soft dollar"
reflect economies of scale and that it was   arrangements. Under these arrangements,
not necessary to change the advisory fee     brokerage commissions paid by the Fund
breakpoints in the Fund's advisory fee       and/or other funds advised by AIM are used
schedule.                                    to pay for research and execution
                                             services. This research may be used by AIM
o Investments in affiliated money market     in making investment decisions for the
funds. The Board also took into account      Fund. The Board concluded that such
the fact that uninvested cash and cash       arrangements were appropriate.
collateral from securities lending
arrangements, if any (collectively, "cash    o AIM's financial soundness in light of
balances") of the Fund may be invested in    the Fund's needs. The Board considered
money market funds advised by AIM pursuant   whether AIM is financially sound and has
to the terms of an SEC exemptive order.      the resources necessary to perform its
The Board found that the Fund may realize    obligations under the Advisory Agreement,
certain benefits upon investing cash         and concluded that AIM has the financial
balances in AIM advised money market         resources necessary to fulfill its
funds, including a higher net return,        obligations under the Advisory Agreement.
increased liquidity, increased
diversification or decreased transaction     o Historical relationship between the Fund
costs. The Board also found that the Fund    and AIM. In determining whether to
will not receive reduced services if it      continue the Advisory Agreement for the
invests its cash balances in such money      Fund, the Board also considered the prior
market funds. The Board noted that, to the   relationship between AIM and the Fund, as
extent the Fund invests uninvested cash in   well as the Board's knowledge of AIM's
affiliated money market funds, AIM has       operations, and concluded that it was
voluntarily agreed to waive a portion of     beneficial to maintain the current
the advisory fees it receives from the       relationship, in part, because of such
Fund attributable to such investment. The    knowledge. The Board also reviewed the
Board further determined that the proposed   general nature of the non-investment
securities lending program and related       advisory services currently performed by
procedures with respect to the lending       AIM and its affiliates, such as
Fund is in the best interests of the         administrative, transfer agency and
lending Fund and its respective              distribution services, and the fees
shareholders. The Board therefore            received by AIM and its affiliates for
concluded that the investment of cash        performing such services. In addition to
collateral received in connection with the   reviewing such services, the trustees also
securities lending program in the money      considered the organizational structure
market funds according to the procedures     employed by AIM and its affiliates to
is in the best interests of the lending      provide those services. Based on the
Fund and its respective shareholders.        review of these and other factors, the
                                             Board concluded that AIM and its
o Independent written evaluation and         affiliates were qualified to continue to
recommendations of the Fund's Senior         provide non-investment advisory services
Officer. The Board noted that, upon their    to the Fund, including administrative,
direction, the Senior Officer of the Fund,   transfer agency and distribution services,
who is independent of AIM and AIM's          and that AIM and its affiliates currently
affiliates, had prepared an independent      are providing satisfactory non-investment
written evaluation in order to assist the    advisory services.
Board in determining the reasonableness of
the proposed management fees of the AIM      o Other factors and current trends. The
Funds, including the Fund. The Board noted   Board considered the steps that AIM and
that the Senior Officer's written            its affiliates have taken over the last
evaluation had been relied upon by the       several years, and continue to take, in
Board in this regard in lieu of a            order to improve the quality and
competitive bidding process. In              efficiency of the services they provide to
determining whether to continue the          the Funds in the areas of investment
Advisory Agreement for the Fund, the Board   performance, product line diversification,
considered the Senior Officer's written      distribution, fund operations, shareholder
evaluation.                                  services and compliance. The Board
                                             concluded that these steps taken by AIM
o Profitability of AIM and its affiliates.   have improved, and are likely to continue
The Board reviewed information concerning    to improve, the quality and efficiency of
the profitability of AIM's (and its          the services AIM and its affiliates
affiliates') investment advisory and other   provide to the Fund in each of these
activities and its financial condition.      areas, and support the Board's approval of
The Board considered the overall             the continuance of the Advisory Agreement
profitability of AIM, as well as the         for the Fund.
profitability of AIM in connection with
managing the Fund. The Board noted that
AIM's operations remain profitable,
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

Supplement to Semiannual Report dated 1/31/07

AIM INCOME FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      INSTITUTIONAL CLASS SHARES HAVE NO
                                             AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGE; THEREFORE, PERFORMANCE IS AT
The following information has been                                                        NAV. PERFORMANCE OF INSTITUTIONAL CLASS
prepared to provide Institutional Class      For periods ended 1/31/07                    SHARES WILL DIFFER FROM PERFORMANCE OF
shareholders with a performance overview                                                  OTHER SHARE CLASSES PRIMARILY DUE TO
specific to their holdings. Institutional    10 Years     4.10%                           DIFFERING SALES CHARGES AND CLASS
Class shares are offered exclusively to       5 Years     4.89                            EXPENSES.
institutional investors, including defined    1 Year      4.23
contribution plans that meet certain          6 Months*   3.66                               PLEASE NOTE THAT PAST PERFORMANCE IS
criteria.                                                                                 NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             For periods ended 12/31/06, most recent      REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             calendar quarter-end                         INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                                                                          FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             10 Years     4.09%                           MAY BE WORTH MORE OR LESS THAN THEIR
                                              5 Years     5.03                            ORIGINAL COST. SEE FULL REPORT FOR
                                              1 Year      4.60                            INFORMATION ON COMPARATIVE BENCHMARKS.
                                              6 Months*   5.22                            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             * Cumulative total return that has not       MONTH-END PERFORMANCE, PLEASE CALL
                                             been annualized                              800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS OCTOBER 25, 2005. RETURNS SINCE THAT
                                             DATE ARE HISTORICAL RETURNS. ALL OTHER
                                             RETURNS ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS MAY 3,
                                             1968.

==========================================
NASDAQ Symbol                       AIIRX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com                 INC-INS-2            A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value        THE HYPOTHETICAL ACCOUNT VALUES AND
                                             by $1,000 (for example, an $8,600 account    EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then         ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
ongoing costs, including management fees     multiply the result by the number in the     YOU PAID FOR THE PERIOD. YOU MAY USE THIS
and other Fund expenses. This example is     table under the heading entitled "Actual     INFORMATION TO COMPARE THE ONGOING COSTS
intended to help you understand your         Expenses Paid During Period" to estimate     OF INVESTING IN THE FUND AND OTHER FUNDS.
ongoing costs (in dollars) of investing in   the expenses you paid on your account        TO DO SO, COMPARE THIS 5% HYPOTHETICAL
the Fund and to compare these costs with     during this period.                          EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
ongoing costs of investing in other mutual                                                THAT APPEAR IN THE SHAREHOLDER REPORTS OF
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          THE OTHER FUNDS.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period August 1, 2006, through        The table below also provides information    the table are meant to highlight your
January 31, 2007.                            about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return. The   costs of owning different funds.
actual account values and actual expenses.   Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    January 31, 2007, appears in the table on
estimate the expenses that you paid over     the front of this supplement.
the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (8/1/06)             (1/31/07)(1)           PERIOD(2)      (1/31/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,036.60               $2.98        $1,022.28             $2.96             0.58%

(1)  The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365
====================================================================================================================================

AIMinvestments.com                 INC-INS-2            A I M Distributors, Inc.

AIM Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
U.S. DOLLAR DENOMINATED BONDS & NOTES-82.51%

AEROSPACE & DEFENSE-0.71%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Pass Through
  Ctfs., (INS-MBIA Insurance Corp.) 6.66%,
  09/15/13 (Acquired 02/09/05-10/27/05; Cost
  $4,115,611)(a)(b)(c)                         $    3,747,626   $  3,906,582
============================================================================

AGRICULTURAL PRODUCTS-0.79%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.25%, 07/15/07(b)                         4,300,000      4,348,246
============================================================================

ALTERNATIVE CARRIERS-0.17%

Level 3 Financing Inc., Sr. Notes, 9.25%,
  11/01/14 (Acquired 01/16/07; Cost
  $949,900)(a)(b)                                     920,000        947,600
============================================================================

APPAREL RETAIL-0.28%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(b)                                       1,540,000      1,542,495
============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.55%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $3,715,292)(a)(b)        3,115,000      3,248,042
----------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(b)                         1,755,000      1,754,649
----------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Bonds, 8.00%, 01/15/27(b)         2,075,000      2,166,528
----------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(b)                         1,425,000      1,382,293
============================================================================
                                                                   8,551,512
============================================================================

AUTO PARTS & EQUIPMENT-0.25%

Lear Corp.-Series B, Sr. Unsec. Gtd. Global
  Notes, 8.75%, 12/01/16(b)                           920,000        915,400
----------------------------------------------------------------------------
Visteon Corp., Sr. Unsec. Global Notes,
  8.25%, 08/01/10(b)                                  460,000        461,725
============================================================================
                                                                   1,377,125
============================================================================

AUTOMOBILE MANUFACTURERS-0.73%

DaimlerChrysler North America Holding Corp.,
  Gtd. Floating Rate Global Notes,
  5.60%, 03/07/07(b)(d)                               500,000        500,079
----------------------------------------------------------------------------
  Notes, 4.13%, 03/07/07(b)                         3,525,000      3,521,228
============================================================================
                                                                   4,021,307
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------


BROADCASTING & CABLE TV-6.66%

Adelphia Communications Corp., Sr. Unsec.
  Unsub. Notes, 10.88%, 10/01/10(b)(e)         $      885,000   $    911,550
----------------------------------------------------------------------------
CBS Corp.,
  Class B, Sr. Unsec. Gtd. Global Notes,
  5.63%, 05/01/07(b)                                7,670,000      7,671,994
----------------------------------------------------------------------------
  Unsec. Gtd. Deb., 7.88%, 09/01/23(b)                920,000        961,501
----------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 3.13%, 02/01/07(b)                  2,065,000      2,065,021
----------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes, 9.46%,
  11/15/22(b)                                       5,030,000      6,569,834
----------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb.,
  10.63%, 07/15/12(b)                               5,660,000      6,837,563
----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes,
  8.00%, 02/15/07 (Acquired
  01/27/06-01/25/07; Cost $6,969,747)(a)(b)         6,810,000      6,813,950
----------------------------------------------------------------------------
  4.38%, 05/01/08 (Acquired 01/25/07; Cost
  $471,480)(a)(b)                                     480,000        471,681
----------------------------------------------------------------------------
CSC Holdings, Inc.,
  Series B, Sr. Unsec. Unsub. Notes,
  7.63%, 04/01/11(b)                                  645,000        667,575
----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.88%, 12/15/07(b)                                1,925,000      1,961,094
----------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(b)                  1,705,000      1,719,970
----------------------------------------------------------------------------
Univision Communications Inc., Sr. Unsec.
  Gtd. Notes, 3.50%, 10/15/07(b)                      100,000         98,783
============================================================================
                                                                  36,750,516
============================================================================

BUILDING PRODUCTS-0.33%

Building Materials Corp. of America, Sr. Sec.
  Global Notes, 7.75%, 08/01/14(b)                    460,000        437,000
----------------------------------------------------------------------------
Masco Corp., Unsec. Notes, 4.63%, 08/15/07(b)       1,370,000      1,363,890
============================================================================
                                                                   1,800,890
============================================================================

CASINOS & GAMING-0.76%

Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(b)                  4,145,000      4,187,486
============================================================================

COMMERCIAL PRINTING-0.17%

Quebecor World Capital Corp. (Canada), Sr.
  Notes, 8.75%, 03/15/16 (Acquired 01/11/07;
  Cost $906,200)(a)(b)                                920,000        931,500
============================================================================

COMPUTER & ELECTRONICS RETAIL-0.51%

RadioShack Corp., Unsec. Notes, 6.95%,
  09/01/07(b)                                       2,800,000      2,811,564
============================================================================

AIM Income Fund


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

CONSUMER FINANCE-7.98%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.92%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost $5,665,402)(a)(b)    $    5,600,000   $  5,646,984
----------------------------------------------------------------------------
Capital One Capital VI, Sub. Gtd. Bonds,
  6.75%, 02/17/37(b)                                1,130,000      1,137,661
----------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Notes, 8.75%, 02/01/07(b)                            51,000         50,992
----------------------------------------------------------------------------
Ford Motor Credit Co.,
  Floating Rate Medium Term Notes,
  6.19%, 09/28/07(b)(d)                             3,610,000      3,618,375
----------------------------------------------------------------------------
  Medium Term Notes,
  7.75%, 02/15/07(b)                                  550,000        550,264
----------------------------------------------------------------------------
  Notes,
  6.63%, 06/16/08(b)                                2,760,000      2,771,344
----------------------------------------------------------------------------
  Sr. Unsec. Notes,
  4.95%, 01/15/08(b)                               11,530,000     11,430,381
----------------------------------------------------------------------------
  8.00%, 12/15/16(b)                                2,770,000      2,743,491
----------------------------------------------------------------------------
  Unsec. Floating Rate Euro Medium Term
  Notes,
  5.56%, 03/13/07(b)(d)                             3,550,000      3,527,813
----------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Floating Rate Medium Term Notes,
  6.23%, 03/20/07(b)(d)                             4,245,000      4,249,977
----------------------------------------------------------------------------
  Global Notes,
  6.15%, 04/05/07(b)                                2,770,000      2,773,850
----------------------------------------------------------------------------
  Series GM, Sr. Medium Term Notes,
  6.31%, 11/30/07(b)                                5,540,000      5,553,961
============================================================================
                                                                  44,055,093
============================================================================

DEPARTMENT STORES-0.50%

JC Penney Corp. Inc.,
  Medium Term Notes,
  6.50%, 12/15/07(b)                                  900,000        906,822
----------------------------------------------------------------------------
  Unsec. Deb.,
  8.13%, 04/01/27(b)                                1,840,000      1,879,928
============================================================================
                                                                   2,786,750
============================================================================

DIVERSIFIED BANKS-8.45%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired
  04/21/05-05/11/06; Cost $5,496,246)(a)(b)         4,465,000      5,377,646
----------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Bonds, 8.07%, 12/31/26 (Acquired
  02/15/06-09/26/06; Cost $2,493,941)(a)(b)         2,380,000      2,485,482
----------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(b)              3,644,000      3,798,761
----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.59%, 08/08/07
  (Acquired 04/06/06; Cost
  $1,492,215)(a)(b)(d)                              1,500,000      1,500,525
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

DIVERSIFIED BANKS-(CONTINUED)

Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired
  05/22/03-11/22/04; Cost $6,116,283)(a)(b)    $    4,840,000   $  5,104,554
----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(b)                         3,790,000      3,962,710
----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.63%(b)(d)(f)                                    2,300,000      2,024,458
----------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%,(b)(f)                                      1,070,000      1,125,883
----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.63%, 08/29/87(b)(d)             2,700,000      2,209,588
----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.69%(b)(d)(f)                   3,270,000      2,827,978
----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(b)                                2,080,000      2,559,710
----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(b)(f)                                1,350,000      1,332,423
----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(b)(f)               3,200,000      3,304,970
----------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
  Sub. Notes, 7.13% (Acquired 01/19/07; Cost
  $3,105,673)(a)(b)(f)                              3,100,000      3,116,647
----------------------------------------------------------------------------
US Trust Capital Trust-Series A, Trust Pfd.
  Bonds, 8.41%, 02/01/27 (Acquired 02/15/06;
  Cost $3,185,666)(a)(b)                            2,990,000      3,115,341
----------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.12%, 09/21/07 (Acquired 12/14/05;
  Cost $2,790,000)(a)(b)(d)                         2,790,000      2,798,021
============================================================================
                                                                  46,644,697
============================================================================

DIVERSIFIED CHEMICALS-0.47%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  01/26/07; Cost $276,557)(a)(b)                      275,000        277,387
----------------------------------------------------------------------------
Hercules Inc., Unsec. Deb., 6.60%,
  08/01/27(b)                                       2,300,000      2,298,160
============================================================================
                                                                   2,575,547
============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.12%

Aramark Services Inc., Sr. Unsec. Gtd. Notes,
  7.00%, 05/01/07(b)                                  650,000        652,711
============================================================================

DIVERSIFIED METALS & MINING-0.30%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(b)                                1,650,000      1,677,208
============================================================================

ELECTRIC UTILITIES-1.39%

Commonwealth Edison Co.-Series 99, Sec.
  Bonds, 3.70%, 02/01/08(b)                           120,000        117,914
----------------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Global
  Notes, 13.50%, 07/15/08(b)                        1,840,000      2,024,000
----------------------------------------------------------------------------

AIM Income Fund


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
ELECTRIC UTILITIES-(CONTINUED)

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  6.88%, 12/15/07 (Acquired 01/12/07; Cost
  $929,568)(a)(b)                              $      920,000   $    924,803
----------------------------------------------------------------------------
  Unsec. Unsub. Notes, 7.38%, 12/15/28
  (Acquired 01/25/05-03/03/05; Cost
  $4,822,997)(a)(b)                                 4,225,000      4,606,306
============================================================================
                                                                   7,673,023
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.09%

NXP BV/NXP Funding LLC, Sr. Notes, 9.50%,
  10/15/15 (Acquired 01/17/07; Cost
  $476,388)(a)(b)                                     460,000        478,400
============================================================================

FOOD RETAIL-1.29%

Kroger Co. (The),
  Notes, 7.80%, 08/15/07(b)                         2,950,000      2,984,574
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.65%, 04/15/07(b)              3,020,000      3,031,446
----------------------------------------------------------------------------
Safeway Inc.,
  Sr. Sub. Deb., 9.88%, 03/15/07(b)                    77,000         77,339
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.00%, 09/15/07(b)                993,000      1,000,874
============================================================================
                                                                   7,094,233
============================================================================

FOREST PRODUCTS-0.33%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(b)                                1,850,000      1,851,332
============================================================================

GENERAL MERCHANDISE STORES-0.17%

Pantry, Inc. (The), Sr. Sub. Global Notes,
  7.75%, 02/15/14(b)                                  920,000        936,100
============================================================================

HEALTH CARE SERVICES-0.33%

Orlando Lutheran Towers Inc., Bonds, 7.75%,
  07/01/11(b)                                       1,830,000      1,815,067
============================================================================

HOME FURNISHINGS-0.20%

Mohawk Industries Inc.-Series C, Unsec.
  Global Notes, 6.50%, 04/15/07(b)                  1,120,000      1,121,904
============================================================================

HOME IMPROVEMENT RETAIL-0.17%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(b)                                         930,000        929,860
============================================================================

HOMEBUILDING-0.95%

D.R. Horton, Inc.,
  Sr. Unsec. Gtd. Notes, 8.00%, 02/01/09(b)         2,725,000      2,849,560
----------------------------------------------------------------------------
  Sr. Unsec. Notes, 7.88%, 08/15/11(b)              2,200,000      2,374,306
============================================================================
                                                                   5,223,866
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES-0.92%

Hilton Hotels Corp., Sr. Unsec. Notes, 7.95%,
  04/15/07(b)                                  $      683,000   $    686,558
----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.38%, 05/01/07(b)         4,358,000      4,368,895
============================================================================
                                                                   5,055,453
============================================================================

HOUSEWARES & SPECIALTIES-0.05%

Newell Rubbermaid Inc., Unsec. Notes, 6.00%,
  03/15/07(b)                                         300,000        300,126
============================================================================

INSURANCE BROKERS-1.01%

Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(b)                  5,550,000      5,549,833
============================================================================

INTEGRATED OIL & GAS-1.92%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(b)                                       4,185,000      4,326,034
----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(b)                                       6,000,000      6,300,000
============================================================================
                                                                  10,626,034
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-4.58%

CenturyTel, Inc.-Series F, Sr. Unsec. Notes,
  6.30%, 01/15/08(b)                                2,290,000      2,303,649
----------------------------------------------------------------------------
Embarq Corp., Sr. Unsec. Notes, 7.08%,
  06/01/16(b)                                       2,770,000      2,821,494
----------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(b)                    5,250,000      5,536,755
----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(b)                                       2,240,000      2,253,933
----------------------------------------------------------------------------
Verizon California Inc.-Series G, Unsec.
  Deb., 5.50%, 01/15/09(b)                          1,840,000      1,837,663
----------------------------------------------------------------------------
Verizon Florida Inc.-Series F, Sr. Unsec.
  Deb., 6.13%, 01/15/13(b)                          1,380,000      1,403,432
----------------------------------------------------------------------------
Verizon Global Funding Corp., Medium Term
  Notes, 7.60%, 03/15/07(b)                           105,000        105,256
----------------------------------------------------------------------------
Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(b)                                       1,990,000      2,045,242
----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(b)                          7,375,000      6,956,838
============================================================================
                                                                  25,264,262
============================================================================

INTERNET RETAIL-0.29%

Expedia, Inc., Putable Bonds, 7.46%, 08/15/13
  (Acquired 08/16/06; Cost $1,535,000)(a)(b)        1,535,000      1,588,618
============================================================================

AIM Income Fund


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-0.19%

Dryden Investor Trust, Bonds, 7.16%, 07/23/08
  (Acquired 04/10/06-01/16/07; Cost
  $468,224)(a)(b)                              $      461,578   $    466,968
----------------------------------------------------------------------------
Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(b)                           590,000        595,741
============================================================================
                                                                   1,062,709
============================================================================

LIFE & HEALTH INSURANCE-2.76%

Americo Life Inc., Notes, 7.88%, 05/01/13
  (Acquired 04/25/03; Cost $1,314,253)(a)(b)        1,330,000      1,333,219
----------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-01/29/04; Cost
  $7,072,349)(a)(b)(c)                              6,000,000      6,893,400
----------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired
  02/13/06-11/15/06; Cost
  $7,106,748)(a)(b)(f)                              6,670,000      7,009,436
============================================================================
                                                                  15,236,055
============================================================================

MANAGED HEALTH CARE-0.26%

Cigna Corp., Unsec. Notes, 7.40%, 05/15/07(b)       1,450,000      1,457,482
============================================================================

METAL & GLASS CONTAINERS-0.28%

Owens-Brockway Glass Container Inc., Sr.
  Unsec. Gtd. Global Notes,
  8.25%, 05/15/13(b)                                1,485,000      1,557,394
============================================================================

MOVIES & ENTERTAINMENT-1.89%

Time Warner Cos., Inc., Unsec. Deb., 9.15%,
  02/01/23(b)                                       5,470,000      6,827,982
----------------------------------------------------------------------------
Time Warner Inc.,
  Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36(b)                                2,760,000      2,754,149
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Global Notes,
  6.15%, 05/01/07(b)                                  822,000        823,381
============================================================================
                                                                  10,405,512
============================================================================

MULTI-UTILITIES-1.57%

Ameren Corp., Bonds, 4.26%, 05/15/07(b)             2,210,000      2,202,309
----------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Bonds, 7.83%, 12/01/27(b)              4,670,000      4,885,800
----------------------------------------------------------------------------
Duke Energy Indiana, Inc., Unsec. Deb.,
  7.85%, 10/15/07(b)                                  735,000        746,672
----------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(b)          820,000        818,352
============================================================================
                                                                   8,653,133
============================================================================

OIL & GAS EQUIPMENT & SERVICES-0.08%

PHI Inc., Sr. Unsec. Gtd. Global Notes,
  7.13%, 04/15/13(b)                                  460,000        441,600
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------


OIL & GAS EXPLORATION & PRODUCTION-2.36%

Pemex Project Funding Master Trust (Mexico),
  Unsec. Gtd. Unsub. Global Notes,
  5.75%, 12/15/15(b)                           $    3,785,000   $  3,682,048
----------------------------------------------------------------------------
  8.63%, 02/01/22(b)                                7,725,000      9,366,949
============================================================================
                                                                  13,048,997
============================================================================

OIL & GAS REFINING & MARKETING-.18%

Premcor Refining Group Inc. (The), Sr. Unsec.
  Global Notes,, 9.50%, 02/01/13(b)                   920,000        991,622
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-10.07%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Notes, 8.00%,
  12/15/26(b)                                       1,525,000      1,591,475
----------------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Notes, 5.93%, 01/15/27(b)(d)           4,860,000      4,772,714
----------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.13%,
  09/01/07(b)(d)                                      590,000        586,892
----------------------------------------------------------------------------
JPM Capital Trust I, Gtd. Trust Pfd. Notes,
  7.54%, 01/15/27(b)                                5,000,000      5,206,950
----------------------------------------------------------------------------
Mantis Reef Ltd. (Australia), Notes, 4.69%,
  11/14/08 (Acquired 08/31/06; Cost
  $540,166)(a)(b)                                     550,000        538,720
----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-03/03/06;
  Cost $8,173,107)(a)(b)(f)                         7,245,000      7,656,299
----------------------------------------------------------------------------
NB Capital Trust IV, Gtd. Trust Pfd. Bonds,
  8.25%, 04/15/27(b)                                3,420,000      3,574,584
----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes,
  8.02%, 05/15/07(b)                                  965,001        968,861
----------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(b)                                4,276,250      4,458,675
----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands),
  Sr. Notes,
  9.25%, 03/15/30 (Acquired
  01/10/03-09/22/04; Cost $5,704,016)(a)(b)         4,921,111      5,549,291
----------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes,
  5.69%, 01/25/36 (Acquired 03/21/05; Cost
  $2,993,405)(a)(b)(d)(g)                           2,993,405      2,908,455
----------------------------------------------------------------------------
Residential Capital LLC,
  Sr. Unsec. Floating Rate Global Notes,
  6.74%, 06/29/07(b)(d)                             2,850,000      2,862,608
----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Floating Rate Notes,
  5.85%, 06/09/08(b)(d)                             4,605,000      4,599,253
----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-04/03/06; Cost
  $3,504,980)(a)(b)(d)(f)                           3,500,000      3,512,289
----------------------------------------------------------------------------

AIM Income Fund


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.32%
  (Acquired 11/10/06; Cost
  $2,593,056)(a)(b)(d)(f)                      $    2,590,000   $  2,551,564
----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(b)(f)               3,000,000      3,153,249
----------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $1,110,277)(a)(b)                                 1,110,277      1,087,850
============================================================================
                                                                  55,579,729
============================================================================

PROPERTY & CASUALTY INSURANCE-5.10%

First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(b)                    9,160,000      9,662,243
----------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs., 5.81%, 12/15/24 (Acquired 12/08/04;
  Cost $4,327,916)(a)(b)                            4,300,000      4,248,873
----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-06/09/05; Cost $4,062,420)(a)(b)         3,805,000      3,746,060
----------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $10,000,000)(a)(b)(f)             10,000,000     10,476,700
============================================================================
                                                                  28,133,876
============================================================================

PUBLISHING-0.23%

Belo Corp., Sr. Unsec. Unsub. Notes, 7.13%,
  06/01/07(b)                                       1,290,000      1,297,211
============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.80%

Realogy Corp.,
  Sr. Floating Rate Notes,
  6.06%, 10/20/09 (Acquired 10/13/06; Cost
  $535,000)(a)(b)(d)                                  535,000        533,321
----------------------------------------------------------------------------
  Sr. Notes,
  6.50%, 10/15/16 (Acquired
  10/13/06-10/16/06; Cost $3,922,563)(a)(b)         3,915,000      3,873,658
============================================================================
                                                                   4,406,979
============================================================================

REGIONAL BANKS-3.40%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.92%, 03/01/34(b)(d)        6,550,000      6,695,541
----------------------------------------------------------------------------
Greater Bay Bancorp., Sr. Notes, 5.25%,
  03/31/08(b)                                       1,015,000      1,011,701
----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.94%, 06/01/28(b)(d)                 1,160,000      1,120,966
----------------------------------------------------------------------------
Popular North America Inc.-Series F, Medium
  Term Notes, 5.20%, 12/12/07(b)                    1,600,000      1,589,264
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

REGIONAL BANKS-(CONTINUED)

TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(b)                                  $    2,120,000   $  2,079,360
----------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(b)                                5,670,000      6,288,143
============================================================================
                                                                  18,784,975
============================================================================

REINSURANCE-0.94%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $5,441,480)(a)(b)         5,500,000      5,169,945
============================================================================

SOVEREIGN DEBT-0.73%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04; Cost $4,428,938)(a)(b)        3,950,000      4,027,025
============================================================================

SPECIALIZED CONSUMER SERVICES-0.03%

Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(b)                           145,000        145,763
============================================================================

SPECIALIZED REIT'S-1.21%

Health Care Property Investors, Inc.,
  Floating Rate Medium Term Notes,
  5.81%, 09/15/08(b)(d)                             2,760,000      2,767,659
----------------------------------------------------------------------------
  Notes,
  5.63%, 05/01/17(b)                                2,050,000      1,958,796
----------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Notes, 5.88%,
  05/15/15(b)                                       1,990,000      1,958,737
============================================================================
                                                                   6,685,192
============================================================================

STEEL-0.31%

Commercial Metals Co., Unsec. Unsub. Notes,
  6.80%, 08/01/07(b)                                1,705,000      1,714,787
============================================================================

THRIFTS & MORTGAGE FINANCE-1.63%

Dime Capital Trust I-Series A, Gtd. Trust
  Pfd. Notes, 9.33%, 05/06/27(b)                    1,255,000      1,324,765
----------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(b)                    3,305,000      3,491,105
----------------------------------------------------------------------------
Telebanc Capital Trust I, Gtd. Trust Pfd.
  Notes, 11.00%, 06/01/27(b)                        2,760,000      3,009,973
----------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(b)                    1,100,000      1,154,945
============================================================================
                                                                   8,980,788
============================================================================

TOBACCO-0.93%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(b)                                       4,645,000      4,644,257
----------------------------------------------------------------------------
Reynolds American Inc., Sr. Sec. Gtd. Global
  Notes, 6.50%, 06/01/07(b)                           500,000        501,250
============================================================================
                                                                   5,145,507
============================================================================

AIM Income Fund


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

TRUCKING-1.26%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(b)                           $    6,675,000   $  6,948,808
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.88%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(b)                                4,110,000      4,372,506
----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub.
  Global Notes,, 6.13%, 11/15/08(b)                 2,720,000      2,751,824
----------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(b)       2,710,000      3,243,138
============================================================================
                                                                  10,367,468
============================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $459,518,972)                                  455,319,497
============================================================================

ASSET-BACKED SECURITIES-4.94%

CONSUMER RECEIVABLES-0.46%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.79%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $2,525,243)(a)(d)(g)                              2,549,832      2,530,708
============================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-0.24%

Federal Home Loan Bank (FHLB)- Series
  TQ-2015, Class A, Pass Through Ctfs.,
  5.07%, 10/20/15(b)                                1,325,904      1,313,917
============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-4.24%

Citicorp Lease Pass-Through Trust- Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  06/01/00-01/26/06; Cost $8,956,427)(a)(b)         7,780,000      9,073,674
----------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 04/15/15 (Acquired 07/14/05;
  Cost $1,468,668)(a)(g)                            1,468,668      1,418,411
----------------------------------------------------------------------------
Patrons' Legacy 2003-III-Series A, Pass
  Through Ctfs., 5.65%, 04/17/18 (Acquired
  12/12/03-11/04/04; Cost $3,338,057)(a)(g)         3,325,984      3,272,801
----------------------------------------------------------------------------
Patrons' Legacy 2004-1-Series A, Pass Through
  Ctfs., 6.67%, 05/04/18 (Acquired 04/30/04;
  Cost $9,722,222)(a)(g)                            9,722,222      9,659,708
============================================================================
                                                                  23,424,594
============================================================================
    Total Asset-Backed Securities (Cost
      $27,326,681)                                                27,269,219
============================================================================

MUNICIPAL OBLIGATIONS-3.53%

Detroit (City of), Michigan; Series 2005 A-1,
  Taxable Capital Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.)
  4.96%, 04/01/20(b)(c)                             1,430,000      1,329,929
----------------------------------------------------------------------------
Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc.) Series 2006 B,
  Taxable RB, 7.50%, 05/15/17(b)                      725,000        708,180
----------------------------------------------------------------------------

                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS-(CONTINUED)

Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank; Series 2005 A,
  Taxable RB,
  4.87%, 07/15/16(b)                           $    1,185,000   $  1,129,696
----------------------------------------------------------------------------
  5.22%, 07/15/20(b)                                1,400,000      1,350,160
----------------------------------------------------------------------------
  5.28%, 01/15/22(b)                                  900,000        865,782
----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.)
  6.10%, 05/01/24(b)(c)                             7,800,000      7,987,122
----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB (INS-Financial Guaranty
  Insurance Co.),
  3.69%, 07/01/07(b)(c)                             2,500,000      2,482,850
----------------------------------------------------------------------------
  4.21%, 07/01/08(b)(c)                             3,700,000      3,642,465
============================================================================
    Total Municipal Obligations (Cost
      $19,817,753)                                                19,496,184
============================================================================

U.S. MORTGAGE-BACKED SECURITIES-2.30%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.24%

Pass Through Ctfs.,
  8.50%, 03/01/10(b)                                    6,837          6,897
----------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(b)                       55,059         56,633
----------------------------------------------------------------------------
  6.50%, 04/01/16 to 01/01/35(b)                    2,430,972      2,486,883
----------------------------------------------------------------------------
  5.50%, 09/01/16 to 12/01/33(b)                    2,977,478      2,949,096
----------------------------------------------------------------------------
  6.00%, 04/01/17 to 11/01/33(b)                    1,346,315      1,360,358
----------------------------------------------------------------------------
  7.50%, 06/01/30(b)                                    2,172          2,262
============================================================================
                                                                   6,862,129
============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.46%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 05/01/32(b)                      192,013        199,824
----------------------------------------------------------------------------
  7.00%, 02/01/16 to 09/01/32(b)                      453,176        466,444
----------------------------------------------------------------------------
  6.50%, 09/01/16 to 10/01/35(b)                      984,513      1,008,050
----------------------------------------------------------------------------
  5.00%, 01/01/18 to 09/01/18(b)                      619,956        607,935
----------------------------------------------------------------------------
  8.50%, 10/01/28(b)                                   83,159         89,054
----------------------------------------------------------------------------
  8.00%, 10/01/30 to 04/01/32(b)                      172,515        181,965
============================================================================
                                                                   2,553,272
============================================================================

AIM Income Fund


                                                 PRINCIPAL
                                                   AMOUNT          VALUE
----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.60%

Pass Through Ctfs.,
  7.50%, 06/15/23(b)                           $      235,163(h) $    245,354
----------------------------------------------------------------------------
  8.50%, 11/15/24(b)                                  130,205(h)      140,588
----------------------------------------------------------------------------
  8.00%, 09/20/26(b)                                   54,952         58,005
----------------------------------------------------------------------------
  6.50%, 03/15/31 to 09/15/32(b)                      426,119        437,622
----------------------------------------------------------------------------
  7.00%, 04/15/31 to 08/15/31(b)                       21,842         22,585
----------------------------------------------------------------------------
  6.00%, 12/15/31 to 11/15/32(b)                      139,865        141,474
----------------------------------------------------------------------------
  6.50%, 06/15/32(b)                                  320,190(h)      328,767
----------------------------------------------------------------------------
  6.00%, 11/15/32 to 02/15/33(b)                      707,313(h)      715,414
----------------------------------------------------------------------------
  5.50%, 02/15/34(b)                                1,201,970(h)    1,191,164
============================================================================
                                                                   3,280,973
============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $12,968,782)                                          12,696,374
============================================================================

                                                   SHARES
============================================================================

PREFERRED STOCKS-2.10%

LIFE & HEALTH INSURANCE-0.39%

Aegon N.V. (Netherlands), 6.38% Pfd.                   83,000      2,143,890
============================================================================

THRIFTS & MORTGAGE FINANCE-1.09%

Fannie Mae,
  Series J, 6.45% Floating Rate Pfd.,(d)               59,700      3,008,880
----------------------------------------------------------------------------
  Series K,
  5.40% Floating Rate Pfd.,(d)                         59,700      3,014,850
============================================================================
                                                                   6,023,730
============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.62%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                          136,000      3,405,440
============================================================================
    Total Preferred Stocks (Cost $11,568,805)                     11,573,060
============================================================================

                                                 PRINCIPAL
                                                   AMOUNT
============================================================================

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-1.12%

JAPAN-1.12%

Takefuji Corp. (Consumer Finance), Sr. Unsec.
  Medium Term Euro Notes, 1.00%, 03/01/34
  (Cost $7,206,236)(g)(i)               JPY     1,400,000,000      6,170,534
============================================================================

COMMERCIAL PAPER-0.83%

BROADCASTING & CABLE TV-0.83%

Cox Communications Inc., Floating Rate
  Commerial Paper, 5.62%, 08/15/07 (Acquired
  11/15/2006; Cost $4,600,000)(a)(d)           $    4,600,000      4,601,021
============================================================================

----------------------------------------------------------------------------
                                                 PRINCIPAL
                                                   AMOUNT          VALUE

U.S. GOVERNMENT AGENCY SECURITIES-0.62%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.62%

Unsec. Floating Rate Global Notes, 2.45%,
  02/17/09 (Cost $3,500,000)(b)(d)             $    3,500,000   $  3,429,720
============================================================================

                                                   SHARES
============================================================================

COMMON STOCKS & OTHER EQUITY INTERESTS-0.00%

HOME FURNISHINGS-0.00%

O'Sullivan Industries, Inc.-Series B,
  Pfd.-Wts., expiring 11/15/09 (Acquired
  06/13/00; Cost $0)(a)(g)(j)(k)                        3,845              0
----------------------------------------------------------------------------
O'Sullivan Industries, Inc.-Wts., expiring
  11/15/09 (Acquired 06/13/00; Cost
  $0)(a)(g)(j)(k)                                       3,845              0
============================================================================
                                                                           0
============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  07/21/00-11/15/00; Cost
  $48,673)(a)(g)(j)(k)                                  6,485              0
----------------------------------------------------------------------------
XO Holdings Inc.(l)                                       128            551
----------------------------------------------------------------------------
XO Holdings Inc.-Class A-Wts., expiring
  01/16/10(k)                                           3,302          2,146
----------------------------------------------------------------------------
XO Holdings Inc.-Class B-Wts., expiring
  01/16/10(k)                                           2,476            941
----------------------------------------------------------------------------
XO Holdings Inc.-Class C-Wts., expiring
  01/16/10(k)                                           2,476            495
============================================================================
                                                                       4,133
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $50,214)                                         4,133
============================================================================

MONEY MARKET FUNDS-0.45%

Liquid Assets Portfolio-Institutional
  Class(m)                                          1,227,521      1,227,521
----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(m)            1,227,521      1,227,521
============================================================================
    Total Money Market Funds (Cost
      $2,455,042)                                                  2,455,042
============================================================================
TOTAL INVESTMENTS-98.40% (Cost $549,012,485)                     543,014,784
============================================================================
OTHER ASSETS LESS LIABILITIES-1.60%                                8,806,624
============================================================================
NET ASSETS-100.00%                                              $551,821,408
____________________________________________________________________________
============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
JPY     - Japanese Yen
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
REIT    - Real Estate Investment Trust
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $155,479,465, which represented 28.18% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $501,329,367, which represented 90.85% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(e) Defaulted security. Currently, the issuer is in default with respect to interest payments. The value of this security at January 31, 2007 represented 0.17% of the Fund's Net Assets.
(f) Perpetual bond with no specified maturity date.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $25,960,617, which represented 4.70% of the Fund's Net Assets.
(h) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 10.
(i) Foreign denominated security. Principal amount is denominated in currency indicated.
(j) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at January 31, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(k) Non-income producing security acquired as a part of a unit with or in exchange for other securities.
(l) Non-income producing security.
(m) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $546,557,443)      $540,559,742
-----------------------------------------------------------
Investments in affiliates, at value (cost
  $2,455,042)                                     2,455,042
===========================================================
    Total investments (cost $549,012,485)       543,014,784
===========================================================
Foreign currencies, at value (cost $38)                  40
-----------------------------------------------------------
Receivables for:
  Investments sold                               10,158,725
-----------------------------------------------------------
  Variation margin                                  715,424
-----------------------------------------------------------
  Fund shares sold                                  457,802
-----------------------------------------------------------
  Dividends and Interest                          8,405,576
-----------------------------------------------------------
  Foreign currency contracts outstanding             40,532
-----------------------------------------------------------
  Principal paydowns                                 72,220
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              185,562
-----------------------------------------------------------
Other assets                                         27,427
===========================================================
    Total assets                                563,078,092
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           8,916,665
-----------------------------------------------------------
  Fund shares reacquired                            910,402
-----------------------------------------------------------
  Dividends                                         567,425
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                249,859
-----------------------------------------------------------
  Unrealized depreciation on swap agreements         31,083
-----------------------------------------------------------
Accrued distribution fees                           198,332
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,990
-----------------------------------------------------------
Accrued transfer agent fees                         275,990
-----------------------------------------------------------
Accrued operating expenses                          104,938
===========================================================
    Total liabilities                            11,256,684
===========================================================
Net assets applicable to shares outstanding    $551,821,408
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $854,026,356
-----------------------------------------------------------
Undistributed net investment income              (5,704,883)
-----------------------------------------------------------
Undistributed net realized gain (loss)         (285,725,889)
-----------------------------------------------------------
Unrealized appreciation (depreciation)          (10,774,176)
===========================================================
                                               $551,821,408
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $321,439,991
___________________________________________________________
===========================================================
Class B                                        $ 95,227,615
___________________________________________________________
===========================================================
Class C                                        $ 27,760,237
___________________________________________________________
===========================================================
Class R                                        $  3,887,969
___________________________________________________________
===========================================================
Investor Class                                 $100,121,158
___________________________________________________________
===========================================================
Institutional Class                            $  3,384,438
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          51,818,555
___________________________________________________________
===========================================================
Class B                                          15,334,701
___________________________________________________________
===========================================================
Class C                                           4,484,886
___________________________________________________________
===========================================================
Class R                                             627,539
___________________________________________________________
===========================================================
Investor Class                                   16,113,100
___________________________________________________________
===========================================================
Institutional Class                                 544,986
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       6.20
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $6.20 divided by
      95.25%)                                  $       6.51
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       6.21
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       6.19
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       6.20
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       6.21
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       6.21
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                                                                   $17,592,386
----------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                      446,835
----------------------------------------------------------------------------------------------------------------------
Dividends from affiliates                                                                                      259,924
======================================================================================================================
    Total investment income                                                                                 18,299,145
======================================================================================================================

EXPENSES:

Advisory fees                                                                                                1,236,487
----------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                    91,553
----------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                  26,391
----------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                      411,547
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      532,024
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      144,116
----------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                        9,672
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                               132,733
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                                                                 792,510
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                                               393
----------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                       17,891
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          219,527
======================================================================================================================
    Total expenses                                                                                           3,614,844
======================================================================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                                                                (31,231)
======================================================================================================================
    Net expenses                                                                                             3,583,613
======================================================================================================================
Net investment income                                                                                       14,715,532
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
----------------------------------------------------------------------------------------------------------------------
  Investment securities                                                                                      (166,743)
----------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                           (9,299)
----------------------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                                                   379,041
----------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                                          4,213,784
----------------------------------------------------------------------------------------------------------------------
  Option contracts written                                                                                      18,624
----------------------------------------------------------------------------------------------------------------------
  Swap agreements                                                                                             (14,152)
======================================================================================================================
                                                                                                             4,421,255
======================================================================================================================
Change in net unrealized appreciation (depreciation) of:
----------------------------------------------------------------------------------------------------------------------
  Investment securities                                                                                      5,840,963
----------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                           (1,297)
----------------------------------------------------------------------------------------------------------------------
  Foreign currency contracts                                                                                 (141,032)
----------------------------------------------------------------------------------------------------------------------
  Futures contracts                                                                                        (5,865,859)
----------------------------------------------------------------------------------------------------------------------
  Option contracts written                                                                                      23,970
----------------------------------------------------------------------------------------------------------------------
  Swap agreements                                                                                             (31,083)
======================================================================================================================
                                                                                                             (174,338)
======================================================================================================================
Net gain                                                                                                     4,246,917
======================================================================================================================
Net increase in net assets resulting from operations                                                       $18,962,449
______________________________________________________________________________________________________________________
======================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                              JANUARY 31,       JULY 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $14,715,532     $ 29,502,896
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                      4,421,255       (8,503,215)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           (174,338)     (15,664,612)
==========================================================================================
    Net increase in net assets resulting from operations       18,962,449        5,335,069
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                      (9,963,512)     (21,681,719)
------------------------------------------------------------------------------------------
  Class B                                                      (2,835,740)      (7,587,600)
------------------------------------------------------------------------------------------
  Class C                                                        (767,433)      (1,707,668)
------------------------------------------------------------------------------------------
  Class R                                                        (112,306)        (185,376)
------------------------------------------------------------------------------------------
  Investor Class                                               (3,214,058)      (7,622,619)
------------------------------------------------------------------------------------------
  Institutional Class                                             (77,790)         (39,105)
==========================================================================================
    Decrease in net assets resulting from distributions       (16,970,839)     (38,824,087)
==========================================================================================
Share transactions-net:
  Class A                                                      (6,882,008)     (11,351,516)
------------------------------------------------------------------------------------------
  Class B                                                     (19,454,668)     (34,902,695)
------------------------------------------------------------------------------------------
  Class C                                                      (1,569,534)      (1,458,655)
------------------------------------------------------------------------------------------
  Class R                                                         (80,850)       1,729,546
------------------------------------------------------------------------------------------
  Investor Class                                               (7,311,538)     (17,358,815)
------------------------------------------------------------------------------------------
  Institutional Class                                           1,704,959        1,709,040
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (33,593,639)     (61,633,095)
==========================================================================================
    Net increase (decrease) in net assets                     (31,602,029)     (95,122,113)
==========================================================================================

NET ASSETS:

  Beginning of period                                         583,423,437      678,545,550
==========================================================================================
  End of period (including undistributed net investment
    income of $(5,704,883) and $(3,449,576), respectively)    $551,821,408    $583,423,437
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Income Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Income Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market

AIM Income Fund

     prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a

AIM Income Fund

     written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $791.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $2,219.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $36,753 in front-end sales commissions from the sale of Class A shares and $108, $32,155, $1,164 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Income Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED                                    REALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND       GAIN
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07        INCOME       (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $397,840        $ 65,084,873      $ (64,255,192)        $   --         $1,227,521      $ 76,801      $   --
-------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             397,840          65,084,873        (64,255,192)            --          1,227,521        76,428          --
===============================================================================================================================
Subtotal           $795,680        $130,169,746      $(128,510,384)        $   --         $2,455,042      $153,229      $   --
===============================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended January 31, 2007

                                                                         CHANGE IN
                                                                         UNREALIZED                                    REALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND       GAIN
                   07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07        INCOME       (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-Series
  2001-1, Class
  A, Floating
  Rate Pfd.       $       --       $  1,250,000      $  (1,250,000)         $ --          $       --      $ 18,528     $    --
-------------------------------------------------------------------------------------------------------------------------------
Auction Pass
  Through
  Trust-Series
  2001-4, Class
  A, Floating
  Rate Pfd.        5,755,750                 --         (5,750,000)          958                  --        88,167      (6,708)
===============================================================================================================================
  Subtotal        $5,755,750       $  1,250,000      $  (7,000,000)         $958          $       --      $106,695     $(6,708)
===============================================================================================================================
  Total
    Investments
    in
    Affiliates    $6,551,430       $131,419,746      $(135,510,384)         $958          $2,455,042      $259,924     $(6,708)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended January 31, 2007, the Fund engaged in securities purchases of $6,521,095.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $28,221.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $3,082 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Income Fund

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--FOREIGN CURRENCY CONTRACTS

                                         OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------------
                                                                      CONTRACT TO
SETTLEMENT                                                 ---------------------------------        VALUE           UNREALIZED
DATE                                                            DELIVER            RECEIVE         01/31/07        APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
04/11/07                                                   JPY  365,500,000  USD   3,097,458      $3,056,926         $40,532
________________________________________________________________________________________________________________________________
================================================================================================================================

JPY  - Japanese Yen

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               94       $ 18,624
-----------------------------------------------------------------------------------
Expired                                                          (94)       (18,624)
===================================================================================
End of period                                                     --       $     --
___________________________________________________________________________________
===================================================================================

NOTE 10--FUTURES CONTRACTS

On January 31, 2007, $2,545,824 principal amount of U.S. Government Agency obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                                NUMBER OF       MONTH/           VALUE         APPRECIATION
                          CONTRACT                              CONTRACTS     COMMITMENT       01/31/07       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Long GILT Future                                                    110      Mar-07/Long     $ 22,964,592      $  (768,068)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                          706      Mar-07/Long      143,737,188         (859,499)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                          149      Mar-07/Long       15,575,156          (28,273)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                       1,615      Mar-07/Long      172,401,250       (2,592,448)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                         158      Mar-07/Long       17,399,750         (565,301)
============================================================================================================================
                                                                                              372,077,936       (4,813,589)
============================================================================================================================
Japanese Government 10 Year Bond                                     17      Mar-07/Short     (18,948,210)          28,736
============================================================================================================================
  Total open futures contracts                                                               $353,129,726      $(4,784,853)
____________________________________________________________________________________________________________________________
============================================================================================================================

AIM Income Fund

NOTE 11--CREDIT DEFAULT SWAPS

                                       OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                     NOTIONAL      UNREALIZED
                                             REFERENCE     BUY/SELL     PAY/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                                  ENTITY      PROTECTION    FIXED RATE        DATE        (000)      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Leman Brothers, Inc.                            CDX          Buy           0.40%        12/20/11     $12,500        $(31,083)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 12--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $25,933,590
-----------------------------------------------------------------------------
July 31, 2008                                                     40,380,261
-----------------------------------------------------------------------------
July 31, 2009                                                     36,238,439
-----------------------------------------------------------------------------
July 31, 2010                                                     96,935,672
-----------------------------------------------------------------------------
July 31, 2011                                                     67,966,234
-----------------------------------------------------------------------------
July 31, 2013                                                      1,850,846
-----------------------------------------------------------------------------
July 31, 2014                                                      5,758,047
=============================================================================
Total capital loss carryforward                                  275,063,089
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 23, 2003, the date of the reorganization of AIM Global Income Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 13--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $187,918,343 and $239,310,936, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $7,776,236 and $11,067,758, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  1,761,402
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (12,615,213)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                      (10,853,811)
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $553,868,595.

AIM Income Fund

NOTE 14--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 JANUARY 31, 2007(A)               JULY 31, 2006
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,272,055    $ 20,447,087       8,183,093    $ 51,920,339
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,002,210       6,267,820       3,426,769      21,725,576
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        435,338       2,717,302       1,403,387       8,862,763
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         90,435         564,286         389,723       2,442,564
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               1,025,715       6,417,278       2,528,593      16,084,473
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         310,031       1,940,772         277,759       1,740,099
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,209,563       7,571,389       2,575,685      16,272,076
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        332,513       2,084,681         876,307       5,535,083
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         95,319         595,652         211,453       1,332,666
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         17,394         108,754          28,386         178,501
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 452,164       2,838,678       1,073,946       6,796,451
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          12,416          77,796           6,289          39,051
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,643,373      10,279,098       2,832,022      17,832,096
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,641,994)    (10,279,098)     (2,823,890)    (17,832,096)
========================================================================================================================
Reacquired:
  Class A                                                     (7,229,664)    (45,179,582)    (15,408,831)    (97,376,027)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,803,072)    (17,528,071)     (7,008,881)    (44,331,258)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (782,977)     (4,882,488)     (1,845,543)    (11,654,084)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (120,304)       (753,890)       (142,507)       (891,519)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (2,644,241)    (16,567,494)     (6,373,158)    (40,239,739)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                         (50,304)       (313,609)        (11,205)        (70,110)
========================================================================================================================
                                                              (5,374,030)   $(33,593,639)     (9,800,603)   $(61,633,095)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b)  Institutional Class shares commenced on October 25, 2005.

NOTE 15--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Income Fund

NOTE 16--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                  ------------------------------------------------------------------------------
                                                                                           YEAR ENDED JULY 31,
                                                  SIX MONTHS ENDED       -------------------------------------------------------
                                                  JANUARY 31, 2007         2006        2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   6.18           $   6.52    $   6.54    $   6.51    $   6.20   $   6.91
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                0.17               0.31        0.28        0.28        0.34       0.44(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                              0.04              (0.25)       0.12        0.15        0.35      (0.70)
================================================================================================================================
    Total from investment operations                      0.21               0.06        0.40        0.43        0.69      (0.26)
================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.19)             (0.40)      (0.42)      (0.40)      (0.38)     (0.43)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                         --                 --          --          --          --      (0.02)
================================================================================================================================
    Total distributions                                  (0.19)             (0.40)      (0.42)      (0.40)      (0.38)     (0.45)
================================================================================================================================
Net asset value, end of period                        $   6.20           $   6.18    $   6.52    $   6.54    $   6.51   $   6.20
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                           3.42%              0.99%       6.27%       6.64%      11.36%     (4.05)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $321,440           $327,301    $356,661    $384,741    $446,526   $281,966
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net asset                    1.08%(d)           1.05%       1.01%(e)     0.99%(e)     1.02%    0.96%
================================================================================================================================
Ratio of net investment income to average net
  assets                                                  5.27%(d)           4.87%       4.27%       4.25%       5.19%      6.57%(b)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                  35%                83%         85%        155%        141%        70%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.45 and the ratio of net investment income to average net assets would have been 6.76%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $326,553,694.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.02% and 1.00% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund

                                                                                      CLASS B
                                                  ------------------------------------------------------------------------------
                                                                                           YEAR ENDED JULY 31,
                                                  SIX MONTHS ENDED       -------------------------------------------------------
                                                  JANUARY 31, 2007         2006        2005        2004        2003       2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  6.19            $   6.52    $   6.55    $   6.52    $   6.21   $   6.92
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                               0.14                0.26        0.23        0.23        0.29       0.39(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                             0.05               (0.24)       0.11        0.15        0.35      (0.70)
================================================================================================================================
    Total from investment operations                     0.19                0.02        0.34        0.38        0.64      (0.31)
================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.17)              (0.35)      (0.37)      (0.35)      (0.33)     (0.38)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                        --                  --          --          --          --      (0.02)
================================================================================================================================
    Total distributions                                 (0.17)              (0.35)      (0.37)      (0.35)      (0.33)     (0.40)
================================================================================================================================
Net asset value, end of period                        $  6.21            $   6.19    $   6.52    $   6.55    $   6.52   $   6.21
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                          3.03%               0.39%       5.32%       5.86%      10.53%     (4.76)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $95,228            $114,200    $156,363    $196,237    $256,642   $216,710
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets                  1.83%(d)            1.80%       1.76%(e)     1.74%(e)     1.77%    1.71%
================================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.52%(d)            4.12%       3.52%       3.50%       4.44%      5.82%(b)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                 35%                 83%         85%        155%        141%        70%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $105,537,446.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund

                                                                                        CLASS C
                                                       -------------------------------------------------------------------------
                                                                                              YEAR ENDED JULY 31,
                                                       SIX MONTHS ENDED       --------------------------------------------------
                                                       JANUARY 31, 2007        2006       2005       2004       2003      2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  6.17            $  6.50    $  6.53    $  6.51    $  6.19   $  6.91
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                    0.14               0.26       0.23       0.23       0.29      0.39(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.05              (0.24)      0.11       0.14       0.36     (0.71)
================================================================================================================================
    Total from investment operations                          0.19               0.02       0.34       0.37       0.65     (0.32)
================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.17)             (0.35)     (0.37)     (0.35)     (0.33)    (0.38)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                             --                 --         --         --         --     (0.02)
================================================================================================================================
    Total distributions                                      (0.17)             (0.35)     (0.37)     (0.35)     (0.33)    (0.40)
================================================================================================================================
Net asset value, end of period                             $  6.19            $  6.17    $  6.50    $  6.53    $  6.51   $  6.19
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                                               3.04%              0.39%      5.34%      5.72%     10.73%    (4.92)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $27,760            $29,236    $32,305    $36,947    $41,912   $37,769
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net asset                        1.83%(d)           1.80%      1.76%(e)    1.74%(e)    1.77%   1.71%
================================================================================================================================
Ratio of net investment income to average net assets          4.52%(d)           4.12%      3.52%      3.50%      4.44%     5.82%(b)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(f)                                      35%                83%        85%       155%       141%       70%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 6.01%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $28,588,210.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.77% and 1.75% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS R
                                               ---------------------------------------------------------------    JUNE 3, 2002
                                                                                YEAR ENDED JULY 31,                (DATE SALES
                                               SIX MONTHS ENDED       ----------------------------------------    COMMENCED) TO
                                               JANUARY 31, 2007         2006       2005      2004       2003      JULY 31, 2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  6.18            $   6.51    $ 6.53    $  6.51    $  6.20        $6.53
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                            0.16                0.29      0.26       0.26       0.32         0.06(b)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                          0.04               (0.24)     0.12       0.14       0.35        (0.32)
===============================================================================================================================
    Total from investment operations                  0.20                0.05      0.38       0.40       0.67        (0.26)
===============================================================================================================================
Less distributions:
  Dividends from net investment income               (0.18)              (0.38)    (0.40)     (0.38)     (0.36)       (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                     --                  --        --         --         --        (0.02)
===============================================================================================================================
    Total distributions                              (0.18)              (0.38)    (0.40)     (0.38)     (0.36)       (0.07)
===============================================================================================================================
Net asset value, end of period                     $  6.20            $   6.18    $ 6.51    $  6.53    $  6.51        $6.20
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                                       3.29%               0.88%     5.99%      6.20%     11.08%       (4.01)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $ 3,888            $  3,953    $2,371    $ 1,331    $   509        $  10
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets               1.33%(d)            1.30%     1.26%(e)    1.24%(e)    1.27%      1.21%(f)
===============================================================================================================================
Ratio of net investment income to average net
  assets                                              5.02%(d)            4.62%     4.02%      4.00%      4.94%        6.32%(b)(f)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(g)                              35%                 83%       85%       155%       141%          70%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses as adjustments to interest income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.07 and the ratio of net investment income to average net assets would have been 6.51%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $3,837,133.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.27% and 1.25% for the years ended July 31, 2005 and July 31, 2004, respectively.
(f)  Annualized.
(g) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund

                                                                                     INVESTOR CLASS
                                                            -----------------------------------------------------------------
                                                                                        YEAR ENDED         SEPTEMBER 30, 2003
                                                                                         JULY 31,             (DATE SALES
                                                            SIX MONTHS ENDED       --------------------      COMMENCED) TO
                                                            JANUARY 31, 2007         2006        2005        JULY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $   6.19           $   6.53    $   6.55         $   6.71
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                          0.17               0.31        0.28             0.24
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.04              (0.25)       0.12            (0.06)
=============================================================================================================================
    Total from investment operations                                0.21               0.06        0.40             0.18
=============================================================================================================================
Less distributions dividends from net investment income            (0.19)             (0.40)      (0.42)           (0.34)
=============================================================================================================================
Net asset value, end of period                                  $   6.21           $   6.19    $   6.53         $   6.55
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                     3.42%              0.98%       6.26%            2.67%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $100,121           $107,044    $130,845         $164,105
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.08%(c)           1.05%       1.01%            1.00%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.08%(c)           1.05%       1.02%            1.01%(d)
=============================================================================================================================
Ratio of net investment income to average net assets                5.27%(c)           4.87%       4.27%            4.24%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                            35%                83%         85%             155%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $105,320,884.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                        INSTITUTIONAL CLASS
                                                              ---------------------------------------
                                                                                     OCTOBER 25, 2005
                                                                                       (DATE SALES
                                                              SIX MONTHS ENDED        COMMENCED) TO
                                                              JANUARY 31, 2007        JULY 31, 2006
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  6.19                $  6.39
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                           0.19                   0.25
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.04                  (0.12)
=====================================================================================================
    Total from investment operations                                 0.23                   0.13
=====================================================================================================
Less distributions from net investment income                       (0.21)                 (0.33)
=====================================================================================================
Net asset value, end of period                                    $  6.21                $  6.19
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                      3.66%                  2.05%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 3,384                $ 1,689
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net asset                               0.58%(c)               0.63%(d)
=====================================================================================================
Ratio of net investment income to average net assets                 5.77%(c)               5.29%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate(e)                                             35%                    83%
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,395,276.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Income Fund


NOTE 17--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Income Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your fund     If used after April 20, 2007, this report must be accompanied by a Fund
and account information via e-mail. Once your       Performance & Commentary or by an AIM Quarterly Performance Review for the most
quarterly statements, tax forms, fund reports,      recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
and prospectuses are available, we will send you    Distributors, Inc.
an e-mail notification containing links to these
documents. For security purposes, you will need     A I M Management Group Inc. has provided leadership in the investment management
to log in to your account to view your statements   industry since 1976. AIM Investment Services, Inc. is the transfer agent for the
and tax forms.                                      products and services represented by AIM Investments. AIM is a subsidiary of
                                                    AMVESCAP PLC, one of the world's largest independent financial services
WHY SIGN UP?                                        companies with $469 billion in assets under management as of January 31, 2007.

Register for eDelivery to:                          ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
o  save your Fund the cost of printing and          FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
   postage.                                         FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================
o  reduce the amount of paper you receive.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at your convenience.

o save the documents to your personal computer or print them out for your records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

AIMinvestments.com               INC-SAR-1              A I M Distributors, Inc.

                               [YOUR GOALS. OUR SOLUTIONS.]
                                 --Registered Trademark--

===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash              [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management       --Registered Trademark--
        Funds                             Plans    Accounts
===================================================================================

                                                AIM INTERMEDIATE GOVERNMENT FUND
                            Semiannual Report to Shareholders o January 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

Table of Contents

Supplemental Information.........      2
Letters to Shareholders..........      4
Performance Summary..............      6
Management Discussion............      6
Long-term Fund Performance.......      8
Fund Expenses....................      9
Approval of Advisory Agreement...     10
Schedule of Investments..........    F-1
Financial Statements.............    F-3
Notes to Financial Statements....    F-7
Financial Highlights.............   F-14
Trustees and Officers............   F-20



[AIM INVESTMENT SOLUTIONS]

  [GRAPHIC]                 [GRAPHIC]
  [DOMESTIC                   [FIXED
   EQUITY]                   INCOME]

  [GRAPHIC]   [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET    [DIVERSIFIED
 SOLUTIONS]   MATURITY]    PORTFOLIOS]

 [GRAPHIC]                  [GRAPHIC]
  [SECTOR                [INTERNATIONAL/
  EQUITY]                 GLOBAL EQUITY]

  [AIM INVESTMENTS LOGO]
-- REGISTERED TRADEMARK --

AIM INTERMEDIATE GOVERNMENT FUND

AIM INTERMEDIATE GOVERNMENT FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH REASONABLE CONCERN FOR SAFETY OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          o The prices of securities held by the       o High-Coupon U. S. Government Agency
                                             Fund may decline in response to market       Mortgage-Backed Securities provide a
o Class B shares are not available as an     risks.                                       higher coupon at the time of purchase
investment for retirement plans                                                           than current prevailing market interest
maintained pursuant to Section 401 of        o Reinvestment risk is the risk that a       rates. The Fund may purchase such
the Internal Revenue Code, including         bond's cash flows (coupon income and         securities at a premium. If these
401(k) plans, money purchase pension         principal repayment) will be reinvested      securities experience a faster principal
plans and profit sharing plans. Plans        at an interest rate below that on the        repayment rate than expected, both the
that had existing accounts invested in       original bond. If interest rates             market value of and income from such
Class B shares prior to September 30,        decline, the underlying bond may rise in     securities will decrease. The prices of
2003, will continue to be allowed to         value, but the cash flows received from      high-coupon U.S. government agency
make additional purchases.                   that bond may have to be invested at a       mortgage-backed securities will fall
                                             lower interest rate.                         more slowly when interest rates rise
o Class R shares are available only to                                                    than do prices of traditional fixed-rate
certain retirement plans. Please see the     o The Fund may use enhanced investment       securities. Some of the securities
prospectus for more information.             techniques such as leveraging and            purchased by the Fund are not guaranteed
                                             derivatives. Leveraging entails special      by the U.S. government. The issuer of a
o Investor Class shares are closed to        risks such as magnifying changes in the      security may default or otherwise be
most investors. For more information on      value of the portfolio's securities.         unable to honor a financial obligation.
who may continue to invest in Investor       Derivatives are subject to counter party
Class shares, please see the prospectus.     risk--the risk that the other party will     o The Fund may engage in active and
                                             not complete the transaction with the        frequent trading of securities to
PRINCIPAL RISKS OF INVESTING IN THE FUND     Fund.                                        achieve its investment objectives. This
                                                                                          may cause it to incur increased costs,
o Debt securities are particularly           o In a dollar roll transaction, the Fund     which may lower the actual return of the
vulnerable to credit risk and interest       sells a mortgage-backed security held by     Fund. Active trading may also increase
rate fluctuations.                           the Fund to a financial institution such     short term gains and losses, which may
                                             as a bank or broker-dealer, and              affect the taxes that must be paid.
o The Fund may invest in obligations         simultaneously agrees to purchase a
issued by agencies and instrumentalities     substantially similar security (same         About indexes used in this report
of the U.S. government that may vary in      type, coupon and maturity) from the
the level of support they receive from       institution at an agreed upon price and      o The unmanaged LEHMAN BROTHERS U.S.
the government. The government may           future date. Dollar roll transactions        AGGREGATE BOND INDEX (the Lehman
choose not to provide financial support      involve the risk that the market value       Aggregate), which represents the U.S.
to government sponsored agencies or          of the securities retained by the Fund       investment-grade fixed-rate bond market
instrumentalities if it is not legally       may decline below the price of the           (including government and corporate
obligated to do so, in which case, if        securities that the Fund has sold but is     securities, mortgage pass-through
the issuer defaulted, the fund holding       obligated to repurchase under the            securities and asset-backed securities),
securities of the issuer might not be        agreement. In the event the buyer of         is compiled by Lehman Brothers, a global
able to recover its investment from the      securities under a dollar roll               investment bank.
U.S. government.                             transaction files for bankruptcy or
                                             becomes insolvent, the Fund's use of the     o The unmanaged LEHMAN BROTHERS
o Repurchase agreements carry the risk       proceeds from the sale of the securities     INTERMEDIATE U.S. GOVERNMENT AND
that the seller of the agreement could       may be restricted pending a                  MORTGAGE INDEX is a market-weighted
default on its obligation or declare         determination by the other party, or its     combination of the unmanaged LEHMAN
bankruptcy, which could cause the Fund       trustee or receiver, whether to enforce      BROTHERS INTERMEDIATE U.S. GOVERNMENT
to experience delays in selling the          the Fund's obligation to repurchase the      BOND INDEX and the unmanaged LEHMAN
securities underlying the repurchase         security.                                    BROTHERS MORTGAGE BACKED SECURITIES
agreement.                                                                                FIXED RATE INDEX.
                                             o There is no guarantee that the
o Many securities purchased by the Fund      investment techniques and risk analyses      Continued on page 3
are not guaranteed by the U.S.               used by the Fund's portfolio managers
government.                                  will produce the desired results.

=====================================================================================     ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                    AGOVX
=====================================================================================     Class B Shares                    AGVBX
                                                                                          Class C Shares                    AGVCX
                                                                                          Class R Shares                    AGVRX
                                                                                          Investor Class Shares             AGIVX
                                                                                          ==========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Intermediate Government Fund

It includes securities in the                The Fund provides a complete list of its
intermediate maturity range of the U.S.      holdings four times in each fiscal year,
Government Index that must have between      at the quarter-ends. For the second and
one year and 10 years to final maturity,     fourth quarters, the lists appear in the
regardless of call features, and             Fund's semiannual and annual reports to
fixed-rate mortgage-backed securities        shareholders. For the first and third
collateralized by 15-year, 30-year and       quarters, the Fund files the lists with
balloon mortgages issued by GNMA, FHLMC      the Securities and Exchange Commission
or FNMA.                                     (SEC) on Form N-Q. The most recent list
                                             of portfolio holdings is available at
o The LIPPER INTERMEDIATE U.S.               AIMinvestments.com. From our home page,
GOVERNMENT FUNDS INDEX represents an         click on Products & Performance, then
average of the largest intermediate-term     Mutual Funds, then Fund Overview. Select
U.S. government bond funds tracked by        your Fund from the drop-down menu and
Lipper Inc., an independent mutual fund      click on Complete Quarterly Holdings.
performance monitor.                         Shareholders can also look up the Fund's
                                             Forms N-Q on the SEC Web site at
o The Fund is not managed to track the       sec.gov. Copies of the Fund's Forms N-Q
performance of any particular index,         may be reviewed and copied at the SEC
including the indexes defined here, and      Public Reference Room in Washington,
consequently, the performance of the         D.C. You can obtain information on the
Fund may deviate significantly from the      operation of the Public Reference Room,
performance of the index.                    including information about duplicating
                                             fee charges, by calling 202-942-8090 or
o A direct investment cannot be made in      800-732-0330, or by electronic request
an index. Unless otherwise indicated,        at the following e-mail address:
index results include reinvested             publicinfo@sec.gov. The SEC file numbers
dividends, and they do not reflect sales     for the Fund are 811-05686 and
charges. Performance of an index of          033-39519.
funds reflects fund expenses;
performance of a market index does not.      A description of the policies and
                                             procedures that the Fund uses to
Other information                            determine how to vote proxies relating
                                             to portfolio securities is available
o The returns shown in the management's      without charge, upon request, from our
discussion of Fund performance are based     Client Services department at
on net asset values calculated for           800-959-4246 or on the AIM Web site,
shareholder transactions. Generally          AIMinvestments.com. On the home page,
accepted accounting principles require       scroll down and click on AIM Funds Proxy
adjustments to be made to the net assets     Policy. The information is also
of the Fund at period end for financial      available on the SEC Web site, sec.gov.
reporting purposes, and as such, the net
asset values for shareholder                 Information regarding how the Fund voted
transactions and the returns based on        proxies related to its portfolio
those net asset values may differ from       securities during the 12 months ended
the net asset values and returns             June 30, 2006, is available at our Web
reported in the Financial Highlights.        site. Go to AIMinvestments.com, access
                                             the About Us tab, click on Required
o The Chartered Financial Analyst            Notices and then click on Proxy Voting
--REGISTERED TRADEMARK-- (CFA                Activity. Next, select the Fund from the
--REGISTERED TRADEMARK--) designation is     drop-down menu. The information is also
a globally recognized standard for           available on the SEC Web site, sec.gov.
measuring the competence and integrity
of investment professionals.

AIM INTERMEDIATE GOVERNMENT FUND


                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important
   [TAYLOR                                   information that answers questions you may have about your investment.
    PHOTO]
                                                Major U.S. stock market indexes rose significantly during the second half of
                                             2006, due to continued economic expansion and a cessation of interest rate
Philip Taylor                                increases by the U.S. Federal Reserve Board, among other factors.(1, 2) Major fixed-income indexes also produced positive returns during the second half of
                                             2006.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments
                                             --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM
                                             Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence
                                             Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.


                                             Sincerely,

                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO,
                                             AIM Investments


                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (1) Lipper Inc.; (2) U.S. Federal Reserve Board

AIM INTERMEDIATE GOVERNMENT FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
  [CROCKETT                                  lowering shareholder expenses for the AIM Funds.
    PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /s/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each
                                                  AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class.
                                                  The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges.
                                                  If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM INTERMEDIATE GOVERNMENT FUND

MANAGEMENT'S DISCUSSION                                                                   benchmark--U.S. Treasuries, U.S. agency
OF FUND PERFORMANCE                                                                       bonds and U.S. agency mortgage backed
=====================================================================================     securities (MBS)--as well as to position
PERFORMANCE SUMMARY                                                                       the Fund's duration within a band of
                                             ========================================     plus or minus 1.50 years of its
For the six-month period ended January       FUND VS. INDEXES                             benchmark's duration. This duration band
31, 2007, AIM Intermediate Government                                                     places limits on how much principal risk
Fund, excluding applicable sales             Cumulative total returns,                    the Fund may take relative to its
charges, underperformed the Fund's broad     7/31/06-1/31/07, excluding applicable        benchmark.
market and style-specific indexes. In an     sales charges. If sales charges were
environment of falling yields across the     included, returns would be lower.               Fund management then identifies
entire yield curve,the Fund's                                                             securities believed to be undervalued,
underweight duration structure was a         Class A Shares                        2.83%  given the prevailing market environment
major detractor from performance. In                                                      or potential future developments.
addition, as lower-coupon                    Class B Shares                        2.44
mortgage-backed securities (MBS)                                                             Instances in which a security is
outperformed higher-coupon securities,       Class C Shares                        2.33   generally sold include, but are not
the Fund's overweight position in higher                                                  limited to, when:
coupon and low duration mortgage pools       Class R Shares                        2.70
negatively affected returns.                                                              o  A change in the economic or market
                                             Investor Class Shares                 2.85      outlook indicates assets should be
   Your Fund's long-term performance is                                                      reallocated.
shown on page 8.                             Lehman Brothers U.S. Aggregate
                                             Bond Index(1) (Broad Market Index)    3.65   o A mortgage security is prepaying
                                                                                          faster or slower than expected.
                                             Lehman Brothers Intermediate U.S.
                                             Government and Mortgage Index(2)             o A security is likely to be called, as
                                             (Style-Specific Index)                3.36   preference is given to securities with
                                             Lipper Intermediate U.S.                     longer maturity dates.
                                             Government Funds Index(1) (Peer
                                             Group Index)                          2.98   o A security has become fully valued.

                                             Sources:                                     MARKET CONDITIONS AND YOUR FUND

                                             (1) Lipper Inc.;                             Following the deceleration of U.S.
                                                                                          growth during the second and third
                                             (2) Lehman Brothers Inc.,                    quarters of 2006, economic data released
                                                                                          in January 2007 indicated that the
                                             A I M Management Group Inc.                  softening in the housing sector and
=====================================================================================     weaknesses in the manufacturing sectors
                                                                                          had not yet significantly slowed the
HOW WE INVEST                                   Fund management begins by assessing       U.S. economy.(1) Growth in real gross
                                             the overall economic environment and its     domestic product increased to an
The Fund seeks to enhance returns by         impact on the level and direction of         annualized rate of 2.2% in the fourth
using calculated risks in sector             interest rates. Next, we develop a           quarter of 2006, up from 2.0% and down
allocation, duration management and          short-term strategic outlook to take         from 2.6% in the third and second
security selection to take advantage of      advantage of available tactical              quarters, respectively.(1)
prevailing market conditions and future      opportunities. This strategic outlook
developments. Duration is a measure of a     helps to determine the Fund's allocation        The U.S. economic outlook over the
debt security's sensitivity to interest      strategy among the three sectors             fourth quarter prompted market
rate changes, expressed in terms of          represented in its style-specific            participants to scale back their
years.                                                                                    expectations for a potential rate cut by
                                                                                          the U.S. Federal Reserve Board (the Fed)
========================================     ========================================     in the first half of 2007. On January
                                                                                          31, as widely anticipated by financial
PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS*                    markets, the Fed decided to keep the
                                                                                          federal funds target rate at 5.25%.(2)
By sector                                    1. Federal National Mortgage                 This was the fifth consecutive meeting
                                                Association (FNMA)              57.6%     that the Fed left rates unchanged after
U.S. Mortgage-backed Obligations   86.3%                                                  17 consecutive rate increases.(2)
                                             2. Federal Home Loan Mortgage
U.S. Agency Obligations            33.6         Corp. (FHLMC)                   31.8         The yield curve, which depicts the
                                                                                          yields of bonds of the same credit
Repurchase Agreements               4.7      3. Government National Mortgage              quality but with varying maturities, was
                                                Association (GNMA)              11.1      inverted for much of 2006 as the Fed
U.S. Treasury Obligations           1.2                                                   raised short-term interest rates through
                                             4. Federal Farm Credit Bank         9.4      June.(2) This meant that shorter term
Foreign Sovereign Bonds             0.4                                                   bonds were yielding more than longer
                                             5. Federal Home Loan Bank (FHLB)    9.3      term
Other Assets Less Liabilities     -26.2
                                             6. U.S. Treasury Bonds              0.8                                   (continued)
The Fund's holdings are subject to
change, and there is no assurance that       7. Private Export Funding Corp.     0.7
the Fund will continue to hold any
particular security.                         8. Israel Government AID Bond
                                                (Israel)                         0.4
* Excluding money market fund holdings.
                                             9. U.S. Treasury STRIPS             0.4

                                             Total Net Assets         $547.49 million

                                             Total Number of Holdings*           607
========================================     ========================================

AIM INTERMEDIATE GOVERNMENT FUND

bonds, a departure from the norm. The        top performing securities in the MBS                    Scot W. Johnson Chartered
two- to 10-year spread was inverted by       market; therefore, an emphasis on the                   Financial Analyst, senior
10 basis points (0.10%) on January 31,       higher-coupon pools slightly detracted        [JOHNSON  portfolio manager, is lead
2007.(3)                                     from performance.(3)                           PHOTO]   manager of AIM Intermediate
                                                                                                     Government Fund. Mr. Johnson
   During the first half of the                 The Fund's assets were diversified        joined AIM in 1994. He earned both a
reporting period, bonds benefited from a     across different types of MBS issuers        B.A. in economics and an M.B.A. in
continued softening in the housing           such as the Government National Mortgage     finance from Vanderbilt University.
market. However, by the end of the           Association (GNMA), the Federal Home
period the U.S. bond market weakened in      Loan Mortgage Corporation (FHLMC) and
response to a more favorable outlook for     the Federal National Mortgage                           Clint W. Dudley Chartered
economic growth supported by                 Association (FNMA). The pools issued by                 Financial Analyst, portfolio
stronger-than-expected consumer              FNMA outperformed mortgages issued by         [DUDLEY   manager, is manager of AIM
confidence and a rise in sales of            GNMA and FHLMC.(3) Investing more than         PHOTO]   Intermediate Government Fund.
existing and new homes.                      50% of the Fund's assets in securities                  Mr. Dudley joined AIM in
                                             issued by FNMA helped performance.           1998. He earned both a B.B.A. and an
   The vast majority of the Fund's                                                        M.B.A from Baylor University.
holdings were MBS, although the Fund can        Throughout the reporting period, we
own all forms of government securities.      used mortgage dollar roll transactions       Assisted by the Taxable Investment Grade
We prefer the higher yields and              to take advantage of opportunities in        Bond Team
potential returns of MBS over U.S.           the mortgage market and enhance current
Treasury securities, as we believe that      income. In mortgage dollar roll
over longer periods greater yields may       transactions, we sell a MBS and
result in higher income and total return     simultaneously agree to later repurchase
for our shareholders. Considering the        a substantially similar MBS with the
MBS market delivered solid performance       same interest rate and maturity date.
for the reporting period, the Fund's         While giving up the right to receive
large weight in mortgages had a positive     interest and principal payments on the
effect on relative performance.(3)           security we sell, the Fund may benefit
                                             from the interest earned on investing
   Throughout the reporting period, the      the proceeds of the sale. However, the
Fund's duration was kept at levels below     Fund may lose money if these types of
that of its style-specific benchmark,        securities decline in value, due to
reflecting our belief that the Fed would     market conditions or prepayments of the
hike interest rates to slow the economy.     underlying mortgages. During the
However, at the August 2006 meeting,         reporting period, economic growth
monetary policymakers decided to pause       remained relatively stable, inflation
from their interest rate tightening          pressures subsided and real interest
campaign.(2) Although during the fourth      rates moved lower--trends which
quarter of 2006 the Fund's short             benefited the Fund's dollar roll
duration structure benefited                 holdings.
performance, our relatively more
aggressive duration underweight had a           We thank you for your investment in
negative impact on returns compared to       AIM Intermediate Government Fund.
the style-specific index.
                                             Sources:
   We began to implement a new strategy
of using derivatives in                      (1) Bureau of Economic Analysis;
2006--specifically U.S. Treasury
futures--to gain exposure to the U.S.        (2)  U.S. Federal Reserve Board;
Treasury market for purposes of managing
the Fund's duration. U.S. Treasury           (3) Lehman Brothers Inc.
futures offer a variety of standardized
contracts, are exchange traded and           THE VIEWS AND OPINIONS EXPRESSED IN
provide a high level of liquidity. This      MANAGEMENT'S DISCUSSION OF FUND
strategy offered us the opportunity to       PERFORMANCE ARE THOSE OF A I M ADVISORS,
use the Fund's cash more effectively,        INC. THESE VIEWS AND OPINIONS ARE
compared to buying actual bonds. During      SUBJECT TO CHANGE AT ANY TIME BASED ON
the period, we used two- and five-year       FACTORS SUCH AS MARKET AND ECONOMIC
U.S. Treasury note futures for purposes      CONDITIONS. THESE VIEWS AND OPINIONS MAY
of maintaining a relatively shorter          NOT BE RELIED UPON AS INVESTMENT ADVICE
duration, as we viewed the yields of         OR RECOMMENDATIONS, OR AS AN OFFER FOR A
10-year U.S. Treasuries to be in the         PARTICULAR SECURITY. THE INFORMATION IS
historically lower range.                    NOT A COMPLETE ANALYSIS OF EVERY ASPECT
                                             OF ANY MARKET, COUNTRY, INDUSTRY,
   Within the MBS market, we focused on      SECURITY OR THE FUND. STATEMENTS OF FACT
higher coupon, lower duration mortgage       ARE FROM SOURCES CONSIDERED RELIABLE,
pools to maximize yield. However,            BUT A I M ADVISORS, INC. MAKES NO
lower-coupon conventional 30-year            REPRESENTATION OR WARRANTY AS TO THEIR
mortgages were among the                     COMPLETENESS OR ACCURACY. ALTHOUGH
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE
                                             OF FUTURE RESULTS, THESE INSIGHTS MAY
                                             HELP YOU UNDERSTAND OUR INVESTMENT
                                             MANAGEMENT PHILOSOPHY.
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                See important Fund and index              LONG-TERM PERFORMANCE, PLEASE SEE PAGE
                                             disclosures on the inside front cover.       8.

AIM INTERMEDIATE GOVERNMENT FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/07, including applicable          As of 12/31/06, the most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges
CLASS A SHARES
Inception (4/28/87)              5.82%       CLASS A SHARES
10 Years                         4.33        Inception (4/28/87)              5.83%
 5 Years                         2.54        10 Years                         4.35
 1 Year                         -1.70         5 Years                         2.64
                                              1 Year                         -1.68
CLASS B SHARES
Inception (9/7/93)               4.20%       CLASS B SHARES
10 Years                        4.22         Inception (9/7/93)               4.21%
 5 Years                         2.43        10 Years                         4.23
 1 Year                         -2.38         5 Years                         2.54
                                              1 Year                         -2.49
CLASS C SHARES
Inception (8/4/97)               3.83%       CLASS C SHARES
 5 Years                         2.76        Inception (8/4/97)               3.86%
 1 Year                          1.44         5 Years                         2.86
                                              1 Year                          1.32
CLASS R SHARES
10 Years                         4.59%       Class R Shares
 5 Years                         3.30        10 Years                         4.61%
 1 Year                          3.04         5 Years                         3.41
                                              1 Year                          2.92
INVESTOR CLASS SHARES
10 Years                         4.86%       Investor Class Shares
 5 Years                         3.58        10 Years                         4.88%
 1 Year                          3.34         5 Years                         3.69
                                              1 Year                          3.23
========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       RECENT FUND PROSPECTUS AS OF THE DATE OF     GAIN OR LOSS WHEN YOU SELL SHARES.
3, 2002. RETURNS SINCE THAT DATE ARE         THIS REPORT FOR CLASS A, CLASS B, CLASS
HISTORICAL RETURNS. ALL OTHER RETURNS        C, CLASS R AND INVESTOR CLASS SHARES WAS        CLASS A SHARE PERFORMANCE REFLECTS
ARE BLENDED RETURNS OF HISTORICAL CLASS      1.23%, 1.98%, 1.98%, 1.48% AND 1.16%,        THE MAXIMUM 4.75% SALES CHARGE, AND
R SHARE PERFORMANCE AND RESTATED CLASS A     RESPECTIVELY. THE EXPENSE RATIOS             CLASS B AND CLASS C SHARE PERFORMANCE
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PRESENTED ABOVE MAY VARY FROM THE            REFLECTS THE APPLICABLE CONTINGENT
THE INCEPTION DATE OF CLASS R SHARES) AT     EXPENSE RATIOS PRESENTED IN OTHER            DEFERRED SALES CHARGE (CDSC) FOR THE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SECTIONS OF THIS REPORT THAT ARE BASED       PERIOD INVOLVED. THE CDSC ON CLASS B
HIGHER RULE 12B-1 FEES APPLICABLE TO         ON EXPENSES INCURRED DURING THE PERIOD       SHARES DECLINES FROM 5% BEGINNING AT THE
CLASS R SHARES. CLASS A SHARES'              COVERED BY THIS REPORT.                      TIME OF PURCHASE TO 0% AT THE BEGINNING
INCEPTION DATE IS APRIL 28, 1987.                                                         OF THE SEVENTH YEAR. THE CDSC ON CLASS C
                                                THE PERFORMANCE DATA QUOTED REPRESENT     SHARES IS 1% FOR THE FIRST YEAR AFTER
   INVESTOR CLASS SHARES' INCEPTION DATE     PAST PERFORMANCE AND CANNOT GUARANTEE        PURCHASE. CLASS R SHARES DO NOT HAVE A
IS SEPTEMBER 30, 2003. RETURNS SINCE         COMPARABLE FUTURE RESULTS; CURRENT           FRONT-END SALES CHARGE; RETURNS SHOWN
THAT DATE ARE HISTORICAL RETURNS. ALL        PERFORMANCE MAY BE LOWER OR HIGHER.          ARE AT NET ASSET VALUE AND DO NOT
OTHER RETURNS ARE BLENDED RETURNS OF         PLEASE VISIT AIMINVESTMENTS.COM FOR THE      REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
HISTORICAL INVESTOR CLASS SHARE              MOST RECENT MONTH-END PERFORMANCE.           ON A TOTAL REDEMPTION OF RETIREMENT PLAN
PERFORMANCE AND RESTATED CLASS A SHARE       PERFORMANCE FIGURES REFLECT REINVESTED       ASSETS WITHIN THE FIRST YEAR. INVESTOR
PERFORMANCE (FOR PERIODS PRIOR TO THE        DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS SHARES DO NOT HAVE A FRONT-END
INCEPTION DATE OF INVESTOR CLASS SHARES)     VALUE AND THE EFFECT OF THE MAXIMUM          SALES CHARGE OR A CDSC; THEREFORE,
AT NET ASSET VALUE, WHICH RESTATED           SALES CHARGE UNLESS OTHERWISE STATED.        PERFORMANCE IS AT NET ASSET VALUE.
PERFORMANCE WILL REFLECT THE HIGHER RULE     PERFORMANCE FIGURES DO NOT REFLECT
12B-1 FEES APPLICABLE TO CLASS A SHARES      DEDUCTION OF TAXES A SHAREHOLDER WOULD          THE PERFORMANCE OF THE FUND'S SHARE
FOR THE PERIOD USING BLENDED RETURN.         PAY ON FUND DISTRIBUTIONS OR SALE OF         CLASSES WILL DIFFER PRIMARILY DUE TO
CLASS A SHARES' INCEPTION DATE IS APRIL      FUND SHARES. INVESTMENT RETURN AND           DIFFERENT SALES CHARGE STRUCTURES AND
28, 1987.                                    PRINCIPAL VALUE WILL FLUCTUATE SO THAT       CLASS EXPENSES.
                                             YOU MAY HAVE A
   THE TOTAL ANNUAL FUND OPERATING
EXPENSE RATIO SET FORTH IN THE MOST

AIM INTERMEDIATE GOVERNMENT FUND

CALCULATING YOUR ONGOING FUND EXPENSES       together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE THE
EXAMPLE                                      over the period. Simply divide your          ACTUAL ENDING ACCOUNT BALANCE OR
                                             account value by $1,000 (for example, an     EXPENSES YOU PAID FOR THE PERIOD. YOU
As a shareholder of the Fund, you incur      $8,600 account value divided by $1,000 =     MAY USE THIS INFORMATION TO COMPARE THE
two types of costs: (1) transaction          8.6), then multiply the result by the        ONGOING COSTS OF INVESTING IN THE FUND
costs, which may include sales charges       number in the table under the heading        AND OTHER FUNDS. TO DO SO, COMPARE THIS
(loads) on purchase payments or              entitled "Actual Expenses Paid During        5% HYPOTHETICAL EXAMPLE WITH THE 5%
contingent deferred sales charges on         Period" to estimate the expenses you         HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
redemptions, and redemption fees, if         paid on your account during this period.     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
ANY; and (2) ongoing costs, including
management fees; distribution and/or         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
service (12b-1) fees; and other Fund         PURPOSES                                     in the table are meant to highlight your
expenses. This example is intended to                                                     ongoing costs only and do not reflect
help you understand your ongoing costs       The table below also provides                any transaction costs, such as sales
(in dollars) of investing in the Fund        information about hypothetical account       charges (loads) on purchase payments,
and to compare these costs with ongoing      values and hypothetical expenses based       contingent deferred sales charges on
costs of investing in other mutual           on the Fund's actual expense ratio and       redemptions, and redemption fees, if
funds. The example is based on an            an assumed rate of return of 5% per year     any. Therefore, the hypothetical
investment of $1,000 invested at the         before expenses, which is not the Fund's     information is useful in comparing
beginning of the period and held for the     actual return. The Fund's actual             ongoing costs only, and will not help
entire period August 1, 2006, through        cumulative total returns at net asset        you determine the relative total costs
January 31, 2007.                            value after expenses for the six months      of owning different funds. In addition,
                                             ended January 31, 2007, appear in the        if these transaction costs were
ACTUAL EXPENSES                              table "Fund vs. Indexes" on page 6.          included, your costs would have been
                                                                                          higher.
The table below provides information
about actual account values and actual
expenses. You may use the information in
this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
SHARE            ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (8/1/06)             (1/31/07)(1)           PERIOD(2)      (1/31/07)           PERIOD(2)           RATIO
  A                $1,000.00              $1,028.30               $5.42        $1,019.86             $5.40             1.06%
  B                 1,000.00               1,024.40                9.24         1,016.08              9.20             1.81
  C                 1,000.00               1,023.30                9.23         1,016.08              9.20             1.81
  R                 1,000.00               1,027.00                6.69         1,018.60              6.67             1.31
Investor            1,000.00               1,028.50                5.11         1,020.16              5.09             1.00

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 6.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM INTERMEDIATE GOVERNMENT FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT    o The nature and extent of the advisory      Senior Officer (discussed below) only
                                             services to be provided by AIM. The          considered Fund performance through the
The Board of Trustees of AIM Investment      Board reviewed the services to be            most recent calendar year, the Board
Securities Funds (the "Board") oversees      provided by AIM under the Advisory           also reviewed more recent Fund
the management of AIM Intermediate           Agreement. Based on such review, the         performance, which did not change their
Government Fund (the "Fund") and, as         Board concluded that the range of            conclusions.
required by law, determines annually         services to be provided by AIM under the
whether to approve the continuance of        Advisory Agreement was appropriate and       o Meetings with the Fund's portfolio
the Fund's advisory agreement with A I M     that AIM currently is providing services     managers and investment personnel. With
Advisors, Inc. ("AIM"). Based upon the       in accordance with the terms of the          respect to the Fund, the Board is
recommendation of the Investments            Advisory Agreement.                          meeting periodically with such Fund's
Committee of the Board, at a meeting                                                      portfolio managers and/or other
held on June 27, 2006, the Board,            o The quality of services to be provided     investment personnel and believes that
including all of the independent             by AIM. The Board reviewed the               such individuals are competent and able
trustees, approved the continuance of        credentials and experience of the            to continue to carry out their
the advisory agreement (the "Advisory        officers and employees of AIM who will       responsibilities under the Advisory
Agreement") between the Fund and AIM for     provide investment advisory services to      Agreement.
another year, effective July 1, 2006.        the Fund. In reviewing the
                                             qualifications of AIM to provide             o Overall performance of AIM. The Board
   The Board considered the factors          investment advisory services, the Board      considered the overall performance of
discussed below in evaluating the            considered such issues as AIM's              AIM in providing investment advisory and
fairness and reasonableness of the           portfolio and product review process,        portfolio administrative services to the
Advisory Agreement at the meeting on         various back office support functions        Fund and concluded that such performance
June 27, 2006 and as part of the Board's     provided by AIM and AIM's equity and         was satisfactory.
ongoing oversight of the Fund. In their      fixed income trading operations. Based
deliberations, the Board and the             on the review of these and other             o Fees relative to those of clients of
independent trustees did not identify        factors, the Board concluded that the        AIM with comparable investment
any particular factor that was               quality of services to be provided by        strategies. The Board noted that AIM
controlling, and each trustee attributed     AIM was appropriate and that AIM             does not serve as an advisor to other
different weights to the various             currently is providing satisfactory          mutual funds or other clients with
factors.                                     services in accordance with the terms of     investment strategies comparable to
                                             the Advisory Agreement.                      those of the Fund.
   One responsibility of the independent
Senior Officer of the Fund is to manage      o The performance of the Fund relative       o Fees relative to those of comparable
the process by which the Fund's proposed     to comparable funds. The Board reviewed      funds with other advisors. The Board
management fees are negotiated to ensure     the performance of the Fund during the       reviewed the advisory fee rate for the
that they are negotiated in a manner         past one, three and five calendar years      Fund under the Advisory Agreement. The
which is at arms' length and reasonable.     against the performance of funds advised     Board compared effective contractual
To that end, the Senior Officer must         by other advisors with investment            advisory fee rates at a common asset
either supervise a competitive bidding       strategies comparable to those of the        level at the end of the past calendar
process or prepare an independent            Fund. The Board noted that the Fund's        year and noted that the Fund's rate was
written evaluation. The Senior Officer       performance in such periods was below        below the median rate of the funds
has recommended an independent written       the median performance of such               advised by other advisors with
evaluation in lieu of a competitive          comparable funds. Based on this review       investment strategies comparable to
bidding process and, upon the direction      and after taking account of all of the       those of the Fund that the Board
of the Board, has prepared such an           other factors that the Board considered      reviewed. Based on this review, the
independent written evaluation. Such         in determining whether to continue the       Board concluded that the advisory fee
written evaluation also considered           Advisory Agreement for the Fund, the         rate for the Fund under the Advisory
certain of the factors discussed below.      Board concluded that no changes should       Agreement was fair and reasonable.
In addition, as discussed below, the         be made to the Fund and that it was not
Senior Officer made a recommendation to      necessary to change the Fund's portfolio     o Expense limitations and fee waivers.
the Board in connection with such            management team at this time. Although       The Board noted that there were no fee
written evaluation.                          the independent written evaluation of        waivers or expense limitations currently
                                             the Fund's Senior Officer (discussed         in effect for the Fund. The Board
   The discussion below serves as a          below) only considered Fund performance      concluded that no such waivers or
summary of the Senior Officer's              through the most recent calendar year,       limitations were necessary at this time
independent written evaluation and           the Board also reviewed more recent Fund     because the Fund's overall expense ratio
recommendation to the Board in               performance, which did not change their      was comparable to the median expense
connection therewith, as well as a           conclusions.                                 ratio of the funds advised by other
discussion of the material factors and                                                    advisors with investment strategies
the conclusions with respect thereto         o The performance of the Fund relative       comparable to those of the Fund that the
that formed the basis for the Board's        to indices. The Board reviewed the           Board reviewed.
approval of the Advisory Agreement.          performance of the Fund during the past
After consideration of all of the            one, three and five calendar years           o Breakpoints and economies of scale.
factors below and based on its informed      against the performance of the Lipper        The Board reviewed the structure of the
business judgment, the Board determined      Intermediate U.S. Government Fund Index.     Fund's advisory fee under the Advisory
that the Advisory Agreement is in the        The Board noted that the Fund's              Agreement, noting that it includes three
best interests of the Fund and its           performance in such periods was below        breakpoints. The Board reviewed the
shareholders and that the compensation       the performance of such Index. Based on      level of the Fund's advisory fees, and
to AIM under the Advisory Agreement is       this review and after taking account of      noted that such fees, as a percentage of
fair and reasonable and would have been      all of the other factors that the Board      the Fund's net assets, have decreased as
obtained through arm's length                considered in determining whether to         net assets increased because the
negotiations.                                continue the Advisory Agreement for the      Advisory Agreement includes breakpoints.
                                             Fund, the Board concluded that no            The Board noted that, due to the Fund's
   Unless otherwise stated, information      changes should be made to the Fund and       asset levels at the end of the last
presented below is as of June 27, 2006       that it was not necessary to change the      calendar year and the way in which the
and does not reflect any changes that        Fund's portfolio management team at this     advisory fee breakpoints have been
may have occurred since June 27, 2006,       time. Although the independent written       structured, the Fund has yet to fully
including but not limited to changes to      evaluation of the Fund's                     benefit from the breakpoints. The Board
the Fund's performance, advisory fees,                                                    concluded that the Fund's fee levels
expense limitations and/or fee waivers.                                                   under the Advisory Agreement there-


                                                                     (continued)

AIM INTERMEDIATE GOVERNMENT FUND

fore reflect economies of scale and that     o Benefits of soft dollars to AIM. The
it was not necessary to change the           Board considered the benefits realized
advisory fee breakpoints in the Fund's       by AIM as a result of brokerage
advisory fee schedule.                       transactions executed through "soft
                                             dollar" arrangements. Under these
o Investments in affiliated money market     arrangements, brokerage commissions paid
funds. The Board also took into account      by the Fund and/or other funds advised
the fact that uninvested cash and cash       by AIM are used to pay for research and
collateral from securities lending           execution services. This research may be
arrangements, if any (collectively,          used by AIM in making investment
"cash balances") of the Fund may be          decisions for the Fund. The Board
invested in money market funds advised       concluded that such arrangements were
by AIM pursuant to the terms of an SEC       appropriate.
exemptive order. The Board found that
the Fund may realize certain benefits        o AIM's financial soundness in light of
upon investing cash balances in AIM          the Fund's needs. The Board considered
advised money market funds, including a      whether AIM is financially sound and has
higher net return, increased liquidity,      the resources necessary to perform its
increased diversification or decreased       obligations under the Advisory
transaction costs. The Board also found      Agreement, and concluded that AIM has
that the Fund will not receive reduced       the financial resources necessary to
services if it invests its cash balances     fulfill its obligations under the
in such money market funds. The Board        Advisory Agreement.
noted that, to the extent the Fund
invests uninvested cash in affiliated        o Historical relationship between the
money market funds, AIM has voluntarily      Fund and AIM. In determining whether to
agreed to waive a portion of the             continue the Advisory Agreement for the
advisory fees it receives from the Fund      Fund, the Board also considered the
attributable to such investment. The         prior relationship between AIM and the
Board further determined that the            Fund, as well as the Board's knowledge
proposed securities lending program and      of AIM's operations, and concluded that
related procedures with respect to the       it was beneficial to maintain the
lending Fund is in the best interests of     current relationship, in part, because
the lending Fund and its respective          of such knowledge. The Board also
shareholders. The Board therefore            reviewed the general nature of the
concluded that the investment of cash        non-investment advisory services
collateral received in connection with       currently performed by AIM and its
the securities lending program in the        affiliates, such as administrative,
money market funds according to the          transfer agency and distribution
procedures is in the best interests of       services, and the fees received by AIM
the lending Fund and its respective          and its affiliates for performing such
shareholders.                                services. In addition to reviewing such
                                             services, the trustees also considered
o Independent written evaluation and         the organizational structure employed by
recommendations of the Fund's Senior         AIM and its affiliates to provide those
Officer. The Board noted that, upon          services. Based on the review of these
their direction, the Senior Officer of       and other factors, the Board concluded
the Fund, who is independent of AIM and      that AIM and its affiliates were
AIM's affiliates, had prepared an            qualified to continue to provide
independent written evaluation in order      non-investment advisory services to the
to assist the Board in determining the       Fund, including administrative, transfer
reasonableness of the proposed               agency and distribution services, and
management fees of the AIM Funds,            that AIM and its affiliates currently
including the Fund. The Board noted that     are providing satisfactory
the Senior Officer's written evaluation      non-investment advisory services.
had been relied upon by the Board in
this regard in lieu of a competitive         o Other factors and current trends. The
bidding process. In determining whether      Board considered the steps that AIM and
to continue the Advisory Agreement for       its affiliates have taken over the last
the Fund, the Board considered the           several years, and continue to take, in
Senior Officer's written evaluation.         order to improve the quality and
                                             efficiency of the services they provide
o Profitability of AIM and its               to the Funds in the areas of investment
affiliates. The Board reviewed               performance, product line
information concerning the profitability     diversification, distribution, fund
of AIM's (and its affiliates')               operations, shareholder services and
investment advisory and other activities     compliance. The Board concluded that
and its financial condition. The Board       these steps taken by AIM have improved,
considered the overall profitability of      and are likely to continue to improve,
AIM, as well as the profitability of AIM     the quality and efficiency of the
in connection with managing the Fund.        services AIM and its affiliates provide
The Board noted that AIM's operations        to the Fund in each of these areas, and
remain profitable, although increased        support the Board's approval of the
expenses in recent years have reduced        continuance of the Advisory Agreement
AIM's profitability. Based on the review     for the Fund.
of the profitability of AIM's and its
affiliates' investment advisory and
other activities and its financial
condition, the Board concluded that the
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/07

AIM INTERMEDIATE GOVERNMENT FUND

INSTITUTIONAL CLASS SHARES                   ========================================        INSTITUTIONAL CLASS SHARES HAVE NO
                                             AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGE; THEREFORE, PERFORMANCE IS
The following information has been                                                        AT NAV. PERFORMANCE OF INSTITUTIONAL
prepared to provide Institutional Class      For periods ended 1/31/07                    CLASS SHARES WILL DIFFER FROM
shareholders with a performance overview                                                  PERFORMANCE OF OTHER SHARE CLASSES
specific to their holdings.                  10 Years                           4.94%     PRIMARILY DUE TO DIFFERING SALES CHARGES
Institutional Class shares are offered        5 Years                           3.74      AND CLASS EXPENSES.
exclusively to institutional investors,       1 Year                            3.83
including defined contribution plans          6 Months*                         3.09         PLEASE NOTE THAT PAST PERFORMANCE IS
that meet certain criteria.                                                               NOT INDICATIVE OF FUTURE RESULTS. MORE
                                             AVERAGE ANNUAL TOTAL RETURNS                 RECENT RETURNS MAY BE MORE OR LESS THAN
                                                                                          THOSE SHOWN. ALL RETURNS ASSUME
                                             For periods ended 12/31/06,most recent       REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             calendar quarter-end                         INVESTMENT RETURN AND PRINCIPAL VALUE
                                                                                          WILL FLUCTUATE SO YOUR SHARES, WHEN
                                             10 Years                           4.95%     REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                              5 Years                           3.83      THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                              1 Year                            3.72      INFORMATION ON COMPARATIVE BENCHMARKS.
                                              6 Months*                         3.83      PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             * Cumulative total return that has not       MONTH-END PERFORMANCE, PLEASE CALL
                                             been annualized                              800-451-4246 OR VISIT
                                             ========================================     AIMINVESTMENTS.COM.

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 29, 2005. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12B-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS APRIL 28,
                                             1987.

========================================

NASDAQ SYMBOL                      AGOIX

========================================

Over for information on your Fund's expenses.

=====================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

=====================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               GOV-INS-2               A I M Distributors,Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value        THE HYPOTHETICAL ACCOUNT VALUES AND
                                             by $1,000 (for example, an $8,600            EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),      ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     then multiply the result by the number       EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     in the table under the heading entitled      MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         "Actual Expenses Paid During Period" to      ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      estimate the expenses you paid on your       AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs       account during this period.                  5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other                                                  HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON          SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown
entire period August 1, 2006, through        The table below also provides                in the table are meant to highlight your
January 31, 2007.                            information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended January 31,
invested, to estimate the expenses that      2007, appears in the table on the front
you paid over the                            of this supplement.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING                EXPENSES       ENDING              EXPENSES        ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS           (8/1/06)             (1/31/07)(1)           PERIOD(2)      (1/31/07)            PERIOD(2)          RATIO
Institutional      $1,000.00              $1,030.90               $2.82        $1,022.43            $2.80             0.55%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
   31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com               GOV-INS-2               A I M Distributors,Inc.

AIM Intermediate Government Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------
U.S. MORTGAGE-BACKED SECURITIES-86.31%(a)

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-31.24%

Pass Through Ctfs.,
  8.50%, 07/01/07 to 05/01/26                  $  387,514    $     408,113
--------------------------------------------------------------------------
  7.00%, 11/01/10 to 03/01/36                  20,570,105       21,248,540
--------------------------------------------------------------------------
  6.50%, 02/01/11 to 02/01/35                  38,369,631       39,239,300
--------------------------------------------------------------------------
  10.00%, 11/01/11 to 04/01/20                    630,192          692,128
--------------------------------------------------------------------------
  12.00%, 02/01/13                                  1,257            1,366
--------------------------------------------------------------------------
  8.00%, 12/01/15 to 02/01/35                  15,087,730       15,998,108
--------------------------------------------------------------------------
  6.00%, 06/01/17 to 05/01/33                  10,781,138       10,908,905
--------------------------------------------------------------------------
  10.50%, 08/01/19 to 01/01/21                    123,238          134,495
--------------------------------------------------------------------------
  9.50%, 11/01/20 to 04/01/25                     536,580          583,923
--------------------------------------------------------------------------
  9.00%, 06/01/21 to 04/01/25                   2,157,983        2,308,956
--------------------------------------------------------------------------
  7.05%, 05/20/27                                 864,887          887,541
--------------------------------------------------------------------------
  7.50%, 09/01/30 to 05/01/34                  10,941,961       11,383,385
--------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/22 to 03/01/37(b)(c)            26,544,540       25,668,827
--------------------------------------------------------------------------
  4.50%, 03/01/22(b)(c)                         7,969,735        7,643,474
--------------------------------------------------------------------------
  5.50%, 03/01/37(b)(c)                        25,645,186       25,236,466
--------------------------------------------------------------------------
  6.00%, 03/01/37(b)(c)                         8,642,000        8,674,407
==========================================================================
                                                               171,017,934
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-43.92%

Pass Through Ctfs.,
  8.50%, 03/01/07 to 12/01/36                  10,150,479       10,903,854
--------------------------------------------------------------------------
  7.50%, 07/01/10 to 08/01/36                  19,326,944       20,136,309
--------------------------------------------------------------------------
  7.00%, 05/01/11 to 06/01/36                  41,548,561       42,911,694
--------------------------------------------------------------------------
  8.00%, 02/01/12 to 12/01/36                  17,930,693       18,927,920
--------------------------------------------------------------------------
  6.00%, 10/01/13 to 04/01/24                  17,073,502       17,379,276
--------------------------------------------------------------------------
  6.50%, 06/01/14 to 10/01/35                  44,594,172       45,769,307
--------------------------------------------------------------------------
  9.50%, 07/01/16 to 08/01/22                     117,515          127,441
--------------------------------------------------------------------------
  9.00%, 12/01/16                                 207,725          225,656
--------------------------------------------------------------------------
  5.00%, 01/01/17 to 12/01/18                   4,833,487        4,739,915
--------------------------------------------------------------------------
  10.00%, 12/20/19 to 12/20/21                    669,958          737,886
--------------------------------------------------------------------------
  6.75%, 07/01/24                               1,841,990        1,889,754
--------------------------------------------------------------------------
  10.33%, 04/20/25                                281,837          313,652
--------------------------------------------------------------------------
  6.95%, 07/01/25 to 09/01/26                     354,651          367,435
--------------------------------------------------------------------------
  5.50%, 02/01/32 to 10/01/33                      29,308           28,911
--------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs., TBA,
  4.50%, 02/01/22(b)(c)                        $8,243,276    $   7,913,545
--------------------------------------------------------------------------
  5.00%, 02/01/22 to 03/01/22(b)               30,548,114       29,886,630
--------------------------------------------------------------------------
  6.00%, 03/01/22(b)(c)                        10,182,741       10,294,115
--------------------------------------------------------------------------
  5.50%, 02/01/37(b)                           28,382,000       27,920,792
==========================================================================
                                                               240,474,092
==========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-11.15%

Pass Through Ctfs.,
  6.00%, 10/15/08 to 08/15/33                   5,722,082        5,789,704
--------------------------------------------------------------------------
  6.50%, 10/15/08 to 02/15/36                  25,456,223       26,273,029
--------------------------------------------------------------------------
  7.00%, 10/15/08 to 12/15/36                   8,157,131        8,448,360
--------------------------------------------------------------------------
  9.00%, 10/15/08 to 04/15/21                      79,744           85,082
--------------------------------------------------------------------------
  9.50%, 06/15/09 to 03/15/23                     391,045          422,787
--------------------------------------------------------------------------
  10.00%, 11/15/09 to 07/15/24                    944,948        1,043,220
--------------------------------------------------------------------------
  11.00%, 12/15/09 to 10/15/15                      7,071            7,596
--------------------------------------------------------------------------
  12.50%, 11/15/10                                  4,647            5,103
--------------------------------------------------------------------------
  13.00%, 01/15/11 to 12/15/14                     46,492           51,988
--------------------------------------------------------------------------
  13.50%, 04/15/11 to 04/15/15                     80,566           90,098
--------------------------------------------------------------------------
  12.00%, 02/15/13 to 07/15/15                     59,803           67,170
--------------------------------------------------------------------------
  10.50%, 02/15/16                                  3,988            4,422
--------------------------------------------------------------------------
  8.50%, 08/20/16 to 01/15/37                     540,660          577,360
--------------------------------------------------------------------------
  8.75%, 10/20/16 to 01/20/17                      54,356           57,519
--------------------------------------------------------------------------
  8.00%, 03/20/17 to 08/15/36                   6,984,775        7,394,064
--------------------------------------------------------------------------
  6.95%, 07/20/25 to 11/20/26                   2,011,328        2,073,914
--------------------------------------------------------------------------
  7.50%, 03/15/26 to 10/15/36                   8,036,888        8,373,351
--------------------------------------------------------------------------
  7.00%, 06/15/32                                  32,429(d)        33,530
--------------------------------------------------------------------------
  6.00%, 11/15/32 to 07/15/33                     232,274(d)       234,870
==========================================================================
                                                                61,033,167
==========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $477,632,995)                                      472,525,193
==========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-33.65%(a)

FEDERAL FARM CREDIT BANK-9.41%

Bonds,
  5.70%, 12/08/15                              25,000,000       24,736,250
--------------------------------------------------------------------------
  6.15%, 10/05/20                               3,660,000        3,625,157
--------------------------------------------------------------------------
  5.75%, 01/18/22                              16,000,000       15,829,920
--------------------------------------------------------------------------
Medium Term Notes, 5.75%, 12/07/28              7,000,000        7,349,160
==========================================================================
                                                                51,540,487
==========================================================================

AIM Intermediate Government Fund


                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------

FEDERAL HOME LOAN BANK (FHLB)-9.31%

Unsec. Bonds,
  5.75%, 10/27/10                              $  300,000    $     300,453
--------------------------------------------------------------------------
  5.75%, 10/27/10                               1,200,000        1,201,812
--------------------------------------------------------------------------
  6.35%, 10/04/21                               3,400,000        3,382,456
--------------------------------------------------------------------------
  6.15%, 01/03/22 to 12/08/26                  36,000,000       35,396,160
--------------------------------------------------------------------------
Unsec. Disc. Bonds, 5.25%, 11/16/15(e)          2,700,000        2,689,983
--------------------------------------------------------------------------
Unsec. Global Bonds, 5.50%, 06/05/09            8,000,000        8,004,160
==========================================================================
                                                                50,975,024
==========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.55%

Unsec. Global Notes, 5.50%, 08/20/19            3,000,000        2,981,040
==========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-13.64%

Unsec. Notes,
  6.00%, 04/19/13                               4,600,000        4,600,138
--------------------------------------------------------------------------
  6.00%, 11/17/15                               6,900,000        6,877,299
--------------------------------------------------------------------------
  6.13%, 03/21/16                               7,000,000        6,989,220
--------------------------------------------------------------------------
  6.50%, 07/26/16                              35,600,000       35,744,536
--------------------------------------------------------------------------
  6.38%, 12/28/20                              17,000,000       16,981,980
--------------------------------------------------------------------------
  6.50%, 11/25/25                               3,500,000        3,481,065
==========================================================================
                                                                74,674,238
==========================================================================

PRIVATE EXPORT FUNDING CORP.-0.74%

Series G, Sec. Gtd. Notes, 6.67%, 09/15/09      3,900,000        4,043,910
==========================================================================
    Total U.S. Government Agency Securities
      (Cost $184,683,117)                                      184,214,699
==========================================================================

U.S. TREASURY SECURITIES-1.16%(a)

U.S. TREASURY BONDS-0.78%

7.50%, 11/15/24                                 3,300,000(d)     4,254,954
==========================================================================

                                                PRINCIPAL
                                                 AMOUNT          VALUE
--------------------------------------------------------------------------


U.S. TREASURY STRIPS-0.38%

6.79%, 11/15/18(f)                             $1,000,000    $     560,070
--------------------------------------------------------------------------
6.85%, 11/15/18(f)                              2,750,000        1,539,930
==========================================================================
                                                                 2,100,000
==========================================================================
    Total U.S. Treasury Securities (Cost
      $5,924,343)                                                6,354,954
==========================================================================

FOREIGN SOVEREIGN BONDS-0.38%(A)

Israel Government AID Bond (Israel), Gtd.
  Global Bonds, 5.13%, 11/01/24 (Cost
  $2,220,420)                                   2,200,000        2,107,445
==========================================================================
Total Investments (excluding Repurchase
  Agreements)-121.50% (Cost $670,460,875)                      665,202,291
==========================================================================

                                               REPURCHASE
                                                 AMOUNT
==========================================================================

REPURCHASE AGREEMENTS-4.66%(g)

Barclays Capital Inc., Joint agreement dated
  01/31/2007, aggregate maturing value
  $655,584,671 (collateralized by U.S.
  Government obligations
  valued at $668,598,995; 0%-5.70%,
  05/15/07-12/16/15) 5.26%, 02/01/07(h)        25,508,272       25,504,545
==========================================================================
TOTAL INVESTMENTS-126.16% (Cost $695,965,420)                  690,706,836
==========================================================================
OTHER ASSETS LESS LIABILITIES-(26.16)%                        (143,215,545)
==========================================================================
NET ASSETS-100.00%                                           $ 547,491,291
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Disc.   - Discount
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $665,202,292, which represented 121.50% of the Fund's Net Assets. See
    Note 1A.
(b) Security purchased on forward commitment basis.
(c) This security is subject to dollar roll transactions. See Note 1M.
(d) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 7.
(e) Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) Principal amount equals value at period end. See Note 1N.
(h) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1I.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $695,965,420)      $690,706,836
-----------------------------------------------------------
Receivables for:
  Investments sold                              130,725,852
-----------------------------------------------------------
  Fund shares sold                                  343,364
-----------------------------------------------------------
  Dividends and interest                          3,794,158
-----------------------------------------------------------
  Principal paydowns                                 49,115
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               93,595
-----------------------------------------------------------
Other assets                                         37,184
===========================================================
    Total assets                                825,750,104
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                         275,747,704
-----------------------------------------------------------
  Fund shares reacquired                          1,179,401
-----------------------------------------------------------
  Dividends                                         244,934
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                158,907
-----------------------------------------------------------
  Variation margin                                  200,437
-----------------------------------------------------------
Accrued distribution fees                           232,864
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            3,083
-----------------------------------------------------------
Accrued transfer agent fees                         384,475
-----------------------------------------------------------
Accrued operating expenses                          107,008
===========================================================
    Total liabilities                           278,258,813
===========================================================
Net assets applicable to shares outstanding    $547,491,291
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $649,002,181
-----------------------------------------------------------
Undistributed net investment income              (1,658,532)
-----------------------------------------------------------
Undistributed net realized gain (loss)          (95,486,119)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (4,366,239)
===========================================================
                                               $547,491,291
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $310,387,782
___________________________________________________________
===========================================================
Class B                                        $145,113,143
___________________________________________________________
===========================================================
Class C                                        $ 36,135,666
___________________________________________________________
===========================================================
Class R                                        $  4,948,321
___________________________________________________________
===========================================================
Investor Class                                 $ 42,904,229
___________________________________________________________
===========================================================
Institutional Class                            $  8,002,150
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          36,477,615
___________________________________________________________
===========================================================
Class B                                          16,998,117
___________________________________________________________
===========================================================
Class C                                           4,250,274
___________________________________________________________
===========================================================
Class R                                             581,091
___________________________________________________________
===========================================================
Investor Class                                    5,037,521
___________________________________________________________
===========================================================
Institutional Class                                 939,482
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.51
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $8.51 divided by
      95.25%)                                  $       8.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       8.54
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       8.50
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       8.52
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
    share                                      $       8.52
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       8.52
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $14,609,186
-------------------------------------------------------------------------
Dividends from affiliated money market funds                    1,099,651
=========================================================================
    Total investment income                                    15,708,837
=========================================================================

EXPENSES:

Advisory fees                                                   1,225,725
-------------------------------------------------------------------------
Administrative services fees                                       90,846
-------------------------------------------------------------------------
Custodian fees                                                     24,698
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         391,034
-------------------------------------------------------------------------
  Class B                                                         812,294
-------------------------------------------------------------------------
  Class C                                                         194,821
-------------------------------------------------------------------------
  Class R                                                          13,816
-------------------------------------------------------------------------
  Investor Class                                                   40,157
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                    809,844
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  667
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          19,067
-------------------------------------------------------------------------
Other                                                             183,936
=========================================================================
    Total expenses                                              3,806,905
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (63,107)
=========================================================================
    Net expenses                                                3,743,798
=========================================================================
Net investment income                                          11,965,039
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain from:
  Investment securities                                           514,422
-------------------------------------------------------------------------
  Futures contracts                                            (2,024,688)
=========================================================================
                                                               (1,510,266)
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                         3,018,722
-------------------------------------------------------------------------
  Futures contracts                                             1,361,763
=========================================================================
                                                                4,380,485
=========================================================================
Net realized and unrealized gain                                2,870,219
=========================================================================
Net increase in net assets resulting from operations          $14,835,258
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2007             2006
---------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 11,965,039     $  23,629,852
---------------------------------------------------------------------------------------------
  Net realized gain (loss)                                       (1,510,266)      (15,446,885)
---------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            4,380,485        (3,014,377)
=============================================================================================
    Net increase in net assets resulting from operations         14,835,258         5,168,590
=============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (7,953,441)      (16,559,092)
---------------------------------------------------------------------------------------------
  Class B                                                        (3,532,185)       (9,478,706)
---------------------------------------------------------------------------------------------
  Class C                                                          (847,932)       (2,075,251)
---------------------------------------------------------------------------------------------
  Class R                                                          (133,528)         (231,548)
---------------------------------------------------------------------------------------------
  Investor Class                                                 (1,138,791)       (2,805,922)
---------------------------------------------------------------------------------------------
  Institutional Class                                              (185,195)         (178,182)
=============================================================================================
    Decrease in net assets resulting from distributions         (13,791,072)      (31,328,701)
=============================================================================================
Share transactions-net:
  Class A                                                        (3,230,189)      (81,032,666)
---------------------------------------------------------------------------------------------
  Class B                                                       (30,886,005)      (85,280,046)
---------------------------------------------------------------------------------------------
  Class C                                                        (5,788,255)      (12,900,950)
---------------------------------------------------------------------------------------------
  Class R                                                          (381,496)        1,275,832
---------------------------------------------------------------------------------------------
  Investor Class                                                 (2,616,537)      (15,335,762)
---------------------------------------------------------------------------------------------
  Institutional Class                                             1,814,859         5,519,142
=============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (41,087,623)     (187,754,450)
=============================================================================================
    Net increase (decrease) in net assets                       (40,043,437)     (213,914,561)
=============================================================================================

NET ASSETS:

  Beginning of period                                           587,534,728       801,449,289
=============================================================================================
  End of period (including undistributed net investment
    income of $(1,658,532) and $167,501, respectively)         $547,491,291     $ 587,534,728
_____________________________________________________________________________________________
=============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

STATEMENT OF CASH FLOWS

For the six months ended January 31, 2007

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations          $  14,835,258
=============================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY OPERATIONS:

  Purchases of investments                                        (54,533,441)
-----------------------------------------------------------------------------
  Amortization of premium and accretion of discount on
    investment securities                                             323,013
-----------------------------------------------------------------------------
  Proceeds from disposition of investments and principal
    payments                                                       46,890,845
-----------------------------------------------------------------------------
  Realized gain (loss) on investment securities                      (514,422)
-----------------------------------------------------------------------------
  Change in unrealized gain (loss) on investment securities        (3,018,722)
-----------------------------------------------------------------------------
  Increase in variation margin payable                                194,515
-----------------------------------------------------------------------------
  Decrease in receivables and other assets                            727,810
-----------------------------------------------------------------------------
  Decrease in accrued expenses and other payables                     (16,276)
=============================================================================
    Net cash provided by operating activities                       4,888,580
=============================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                 48,655,018
-----------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                   (101,816,213)
-----------------------------------------------------------------------------
  Dividends paid to shareholders                                   (1,666,182)
=============================================================================
    Net cash provided by (used in) financing activities           (54,827,377)
=============================================================================
Net increase (decrease) in cash and cash equivalents              (49,938,797)
=============================================================================
Cash and cash equivalents at beginning of period                   75,443,342
=============================================================================
Cash and cash equivalents at end of period                      $  25,504,545
=============================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                              $  12,161,555
_____________________________________________________________________________
=============================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Intermediate Government Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Intermediate Government Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial

AIM Intermediate Government Fund

     guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds, repurchase agreements and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect

AIM Intermediate Government Fund

     to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

N. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $36,403.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $2,889.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course

AIM Intermediate Government Fund

of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $21,769 in front-end sales commissions from the sale of Class A shares and $74, $60,879, $1,123 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in an affiliated money market fund. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the six months ended January 31, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Government &
  Agency
  Portfolio-
  Institutional
  Class           $75,379,355      $120,653,565      $(196,032,920)        $   --           $   --        $1,099,651      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $23,815.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $3,085 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate

AIM Intermediate Government Fund

available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS

On January 31, 2007, $931,499 principal amount of U.S. Treasury and U.S. Government Agency obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                              NUMBER OF        MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS      COMMITMENT        01/31/07       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                        98       March-07/Long     $ 38,049,375       $ (119,372)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes                                       364       March-07/Long       19,952,188         (672,644)
============================================================================================================================
  Subtotal                                                                                   $ 58,001,563       $ (792,016)
============================================================================================================================
U.S. Treasury 10 Year Notes                                      904       March-07/Short     (96,502,000)       1,597,314
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                       25       March-07/Short      (2,753,125)          87,047
============================================================================================================================
  Subtotal                                                                                   $(99,255,125)      $1,684,361
============================================================================================================================
Total                                                                                        $(41,253,562)      $  892,345
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2007                                                    $20,298,822
-----------------------------------------------------------------------------
July 31, 2008                                                      9,400,360
-----------------------------------------------------------------------------
July 31, 2011                                                        377,217
-----------------------------------------------------------------------------
July 31, 2012                                                     15,762,988
-----------------------------------------------------------------------------
July 31, 2013                                                     15,201,178
-----------------------------------------------------------------------------
July 31, 2014                                                     17,513,799
=============================================================================
Total capital loss carryforward                                  $78,554,364
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO U.S. Government Securities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Intermediate Government Fund

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $175,998,869 and $158,861,008, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $2,248,781. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 1,690,636
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (6,949,220)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                       $(5,258,584)
_______________________________________________________________________________
===============================================================================
Investments have the same cost for tax and financial statement purposes.

AIM Intermediate Government Fund

NOTE 10--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 JANUARY 31, 2007(a)               JULY 31, 2006
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,795,031    $ 23,855,562      8,198,103    $  70,934,832
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        734,872       6,290,070      2,162,952       18,738,679
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        365,985       3,119,337        856,576        7,395,193
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        105,782         903,013        262,535        2,274,195
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 284,866       2,433,675        837,415        7,245,468
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            341,708       2,917,845        647,074        5,581,005
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        832,862       7,109,810      1,683,743       14,535,585
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        343,189       2,940,077        892,190        7,735,422
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         86,212         735,239        203,559        1,757,068
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         15,513         132,558         26,717          230,467
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 123,894       1,058,669        305,425        2,640,659
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             21,672         185,202         20,774          178,140
========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                      1,038,123       8,854,447      2,683,130       23,102,670
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,034,868)     (8,854,447)    (2,674,296)     (23,102,670)
========================================================================================================================
Reacquired:
  Class A                                                     (5,046,809)    (43,050,008)   (21,816,716)    (189,605,753)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (3,652,624)    (31,261,705)   (10,221,745)     (88,651,477)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (1,131,977)     (9,642,831)    (2,550,668)     (22,053,211)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (165,983)     (1,417,067)      (142,308)      (1,228,830)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (715,590)     (6,108,881)    (2,928,828)     (25,221,889)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (150,991)     (1,288,188)       (28,021)        (240,003)
========================================================================================================================
                                                              (4,809,133)   $(41,087,623)   (21,582,389)   $(187,754,450)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third part record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Intermediate Government Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                                     -------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                               YEAR ENDED JULY 31,
                                       JANUARY 31,          --------------------------------------------------------
                                           2007               2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                 $   8.49           $   8.83    $   9.01    $   9.15    $   9.28    $   9.08
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      0.19               0.33(a)     0.30        0.29(a)     0.33(a)     0.43(b)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           0.05              (0.24)      (0.06)       0.02       (0.04)       0.23
====================================================================================================================
    Total from investment
      operations                             0.24               0.09        0.24        0.31        0.29        0.66
====================================================================================================================
Less distributions from net
  investment income                         (0.22)             (0.43)      (0.42)      (0.45)      (0.42)      (0.46)
====================================================================================================================
Net asset value, end of period           $   8.51           $   8.49    $   8.83    $   9.01    $   9.15    $   9.28
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                              2.83%              1.10%       2.66%       3.45%       3.03%       7.39%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $310,388           $313,107    $407,096    $462,804    $639,002    $473,104
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           1.07%(d)           1.22%       1.19%       1.01%       0.90%       0.94%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements                   1.08%(d)           1.23%       1.20%       1.02%       0.90%       0.94%
====================================================================================================================
Ratio of net investment income to
  average net assets                         4.44%(d)           3.87%       3.55%       3.15%       3.47%       4.58%(b)
====================================================================================================================
Ratio of interest expense to
  average net assets                           --%              0.14%       0.20%       0.07%       0.01%       0.04%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                     31%               169%        124%        142%        275%        146%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.47 and the ratio of net investment income to average net assets would have been 5.09%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $310,276,754.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                           CLASS B
                                       -------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                               YEAR ENDED JULY 31,
                                         JANUARY 31,          --------------------------------------------------------
                                             2007               2006        2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   8.52           $   8.86    $   9.04    $   9.18    $   9.31    $   9.11
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.16               0.27(a)     0.23        0.22(a)     0.26(a)     0.37(b)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             0.05              (0.24)      (0.06)       0.02       (0.04)       0.22
======================================================================================================================
    Total from investment operations           0.21               0.03        0.17        0.24        0.22        0.59
======================================================================================================================
Less distributions from net
  investment income                           (0.19)             (0.37)      (0.35)      (0.38)      (0.35)      (0.39)
======================================================================================================================
Net asset value, end of period             $   8.54           $   8.52    $   8.86    $   9.04    $   9.18    $   9.31
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                2.44%              0.36%       1.89%       2.68%       2.30%       6.58%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $145,113           $175,638    $269,708    $376,960    $654,305    $613,306
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                             1.82%(d)           1.97%       1.94%       1.76%       1.65%       1.69%
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.83%(d)           1.98%       1.95%       1.77%       1.65%       1.69%
======================================================================================================================
Ratio of net investment income to
  average net assets                           3.69%(d)           3.12%       2.80%       2.40%       2.72%       3.83%(b)
======================================================================================================================
Ratio of interest expense to average
  net assets                                     --%              0.14%       0.20%       0.07%       0.01%       0.04%
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                       31%               169%        124%        142%        275%        146%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $161,134,404.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                         CLASS C
                                       ----------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                              YEAR ENDED JULY 31,
                                         JANUARY 31,          -----------------------------------------------------
                                             2007              2006       2005       2004        2003        2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  8.49            $  8.82    $  9.00    $  9.15    $   9.27    $   9.08
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.16               0.27(a)    0.23       0.22(a)     0.26(a)     0.37(b)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)            0.04              (0.23)     (0.06)      0.01       (0.03)       0.21
===================================================================================================================
    Total from investment operations          0.20               0.04       0.17       0.23        0.23        0.58
===================================================================================================================
Less distributions from net
  investment income                          (0.19)             (0.37)     (0.35)     (0.38)      (0.35)      (0.39)
===================================================================================================================
Net asset value, end of period             $  8.50            $  8.49    $  8.82    $  9.00    $   9.15    $   9.27
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                               2.33%              0.48%      1.90%      2.58%       2.42%       6.48%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                                 $36,136            $41,849    $56,650    $78,760    $137,213    $127,114
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                            1.82%(d)           1.97%      1.94%      1.76%       1.65%       1.69%
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                            1.83%(d)           1.98%      1.95%      1.77%       1.65%       1.69%
===================================================================================================================
Ratio of net investment income to
  average net assets                          3.69%(d)           3.12%      2.80%      2.40%       2.72%       3.83%(b)
===================================================================================================================
Ratio of interest expense to average
  net assets                                    --%              0.14%      0.20%      0.07%       0.01%       0.04%
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate(e)                      31%               169%       124%       142%        275%        146%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have been $0.40 and the ratio of net investment income to average net assets would have been 4.35%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $38,646,569.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                                   CLASS R
                                            -------------------------------------------------------------------------------------
                                                                                                                JUNE 3, 2002
                                               SIX MONTHS                                                       (DATE SALES
                                                 ENDED                     YEAR ENDED JULY 31,                 COMMENCED) TO
                                              JANUARY 31,          ------------------------------------           JULY 31,
                                                  2007              2006      2005      2004      2003              2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  8.50            $ 8.84    $ 9.01    $ 9.16    $ 9.27           $  9.13
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                            0.18              0.31(a)   0.29      0.27(a)   0.30(a)           0.07(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.05             (0.24)    (0.07)     0.01     (0.02)             0.14
=================================================================================================================================
    Total from investment operations               0.23              0.07      0.22      0.28      0.28              0.21
=================================================================================================================================
Less distributions from net investment
  income                                          (0.21)            (0.41)    (0.39)    (0.43)    (0.39)            (0.07)
=================================================================================================================================
Net asset value, end of period                  $  8.52            $ 8.50    $ 8.84    $ 9.01    $ 9.16           $  9.27
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    2.70%             0.86%     2.51%     3.08%     2.99%             2.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $ 4,948            $5,320    $4,231    $4,422    $4,057           $    34
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                 1.32%(d)          1.47%     1.44%     1.26%     1.15%             1.19%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                 1.33%(d)          1.48%     1.45%     1.26%     1.15%             1.27%(e)
=================================================================================================================================
Ratio of net investment income to average
  net assets                                       4.19%(d)          3.62%     3.30%     2.90%     3.22%             4.33%(b)(e)
=================================================================================================================================
Ratio of interest expense to average net
  assets                                             --%             0.14%     0.20%     0.07%     0.01%             0.04%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                           31%              169%      124%      142%      275%              146%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and recording paydown gains and losses on asset backed securities as adjustments to net investment income. Had the Fund not amortized premiums on debt securities or recorded paydown gains and losses as adjustments to investment income, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been 4.85%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $5,481,281.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund

                                                                                      INVESTOR CLASS
                                                              ---------------------------------------------------------------
                                                                                                           SEPTEMBER 30, 2003
                                                                 SIX MONTHS              YEAR ENDED           (DATE SALES
                                                                   ENDED                  JULY 31,           COMMENCED) TO
                                                                JANUARY 31,          ------------------         JULY 31,
                                                                    2007              2006       2005             2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.50            $  8.83    $  9.01         $  9.30
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.19               0.34(a)    0.31            0.24(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.05              (0.23)     (0.07)          (0.15)
=============================================================================================================================
    Total from investment operations                                 0.24               0.11       0.24            0.09
=============================================================================================================================
Less distributions from net investment income                       (0.22)             (0.44)     (0.42)          (0.38)
=============================================================================================================================
Net asset value, end of period                                    $  8.52            $  8.50    $  8.83         $  9.01
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                      2.85%              1.26%      2.69%           1.02%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $42,904            $45,437    $62,994         $76,771
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.00%(c)           1.15%      1.17%           0.98%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.01%(c)           1.16%      1.18%           1.00%(d)
=============================================================================================================================
Ratio of net investment income to average net assets                 4.51%(c)           3.94%      3.57%           3.18%(d)
=============================================================================================================================
Ratio of interest expense to average net assets                        --%              0.14%      0.20%           0.07%(d))
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                             31%               169%       124%            142%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,022,261.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   APRIL 29, 2005
                                                                 SIX MONTHS                         (DATE SALES
                                                                   ENDED             YEAR ENDED    COMMENCED) TO
                                                                JANUARY 31,           JULY 31,        JULY 31,
                                                                    2007                2006            2005
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  8.50              $ 8.84         $  8.90
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.22                0.38(a)         0.10
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.04               (0.24)          (0.04)
=================================================================================================================
    Total from investment operations                                 0.26                0.14            0.06
=================================================================================================================
Less distributions from net investment income                       (0.24)              (0.48)          (0.12)
=================================================================================================================
Net asset value, end of period                                    $  8.52              $ 8.50         $  8.84
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                      3.09%               1.63%           0.67%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $ 8,002              $6,183         $   771
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.55%(c)            0.70%           0.81%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.56%(c)            0.71%           0.82%(d)
=================================================================================================================
Ratio of net investment income to average net assets                 4.95%(c)            4.39%           3.94%(d)
=================================================================================================================
Ratio of interest expense to average net assets                        --%               0.14%           0.20%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                             31%                169%            124%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,571,559.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Intermediate Government Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Intermediate Government Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving           If used after April 20, 2007, this report must be accompanied by a Fund
your fund and account information via        Performance & Commentary or by an AIM Quarterly Performance Review for the most
e-mail. Once your quarterly statements,      recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
tax forms, fund reports, and                 Distributors, Inc.
prospectuses are available, we will send
you an e-mail notification containing        A I M Management Group Inc. has provided leadership in the investment management
links to these documents. For security       industry since 1976. AIM Investment Services, Inc. is the transfer agent for the
purposes, you will need to log in to         products and services represented by AIM Investments. AIM is a subsidiary of
your account to view your statements and     AMVESCAP PLC, one of the world's largest independent financial services
tax forms.                                   companies with $469 billion in assets under management as of January 31, 2007.

WHY SIGN UP?                                 ================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
Register for eDelivery to:                   FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
o save your Fund the cost of printing        ================================================================================
and postage.

o reduce the amount of paper you
receive.

o gain access to your documents faster
by not waiting for the mail.

o view your documents online anytime at
your convenience.

o save the documents to your personal
computer or print them out for your
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple
steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
   complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

AIMinvestments.com                  GOV-SAR-1            A I M Distributors,Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--
===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash                    [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management             --Registered Trademark--
        Funds                             Plans    Accounts
===================================================================================

                                                            AIM Limited Maturity Treasury Fund
                                          Semiannual Report to Shareholders - January 31, 2007

FIXED INCOME

Short-Term Taxable
Investment Grade

Table of Contents

Supplemental Information.........     2
Letters to Shareholders..........     3
Performance Summary..............     5
Management Discussion............     5
Long-term Fund Performance.......     7
Fund Expenses....................     8
Approval of Advisory Agreement...     9
Schedule of Investments..........   F-1
Financial Statements.............   F-2
Notes to Financial Statements....   F-5
Financial Highlights.............   F-9
Trustees and Officers............  F-13                               [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

        [GRAPHIC]   [GRAPHIC]
        [DOMESTIC    [FIXED
         EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

      [GRAPHIC]      [GRAPHIC]
       [SECTOR    [INTERNATIONAL/
       EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM Limited Maturity Treasury Fund

AIM LIMITED MATURITY TREASURY FUND'S INVESTMENT OBJECTIVE IS LIQUIDITY WITH MINIMUM FLUCTUATION OF PRINCIPAL VALUE AND, CONSISTENT WITH THIS OBJECTIVE, THE HIGHEST TOTAL RETURN ACHIEVABLE.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset
                                                                                          values may differ from the net asset
o As of close of business October 30,        o The unmanaged LEHMAN BROTHERS U.S.         values and returns reported in the
2002, Class A shares were closed to new      AGGREGATE BOND INDEX (the Lehman             Financial Highlights.
investors.                                   Aggregate), which represents the U.S.
                                             investment-grade fixed-rate bond market      - The Chartered Financial Analyst
PRINCIPAL RISKS OF INVESTING IN THE FUND     (including government and corporate          --REGISTERED TRADEMARK-- (CFA --REGISTERED
                                             securities, mortgage pass-through            TRADEMARK--) designation is a globally
o The Fund should not be confused with a     securities and asset-backed securities),     recognized standard for measuring the
money market fund, which attempts to         is compiled by Lehman Brothers, a global     competence and integrity of investment
maintain a net asset value of $1.00 per      investment bank.                             professionals.
share. Although Fund managers seek to
maintain a relatively stable net asset       o The unmanaged LEHMAN BROTHERS 1-2 YEAR     The Fund provides a complete list of its
value, the value of Fund shares will         U.S. GOVERNMENT BOND INDEX, which            holdings four times in each fiscal year,
fluctuate. Prices of equity securities       represents the performance of U.S.           at the quarter-ends. For the second and
change in response to many factors           Treasury and U.S. government agency issues   fourth quarters, the lists appear in the
including the historical and prospective     with maturities of one to two years, is      Fund's semiannual and annual reports to
earnings of the issuer, the value of its     compiled by Lehman Brothers, a global        shareholders. For the first and third
assets, general economic conditions,         investment bank.                             quarters, the Fund files the lists with
interest rates, investor perceptions and                                                  the Securities and Exchange Commission
market liquidity.                            o The unmanaged LIPPER SHORT U.S. TREASURY   (SEC) on Form N-Q. The most recent list of
                                             CATEGORY AVERAGE represents an average of    portfolio holdings is available at
o Interest rate increases can cause the      the short U.S. Treasury funds tracked by     AIMinvestments.com. From our home page,
price of debt securities to decrease; the    Lipper Inc., an independent mutual fund      click on Products & Performance, then
longer a debt security's duration, the       performance monitor.                         Mutual Funds, then Fund Overview. Select
more sensitive it is to risk.                                                             your Fund from the drop-down menu and
                                             o The Fund is not managed to track the       click on Complete Quarterly Holdings.
o The Fund may engage in active and          performance of any particular index,         Shareholders can also look up the Fund's
frequent trading of portfolio securities     including the indexes defined here, and      Forms N-Q on the SEC Web site at sec.gov.
to achieve its investment objectives. If a   consequently, the performance of the Fund    Copies of the Fund's Forms N-Q may be
fund does trade in this way, it may incur    may deviate significantly from the           reviewed and copied at the SEC Public
increased costs, which can lower the         performance of the indexes.                  Reference Room in Washington, D.C. You can
actual return of the Fund. Active trading                                                 obtain information on the operation of the
may also increase short-term gains and       o A direct investment cannot be made in an   Public Reference Room, including
losses, which may affect taxes that must     index. Unless otherwise indicated, index     information about duplicating fee charges,
be paid.                                     results include reinvested dividends, and    by calling 202-942-8090 or 800-732-0330,
                                             they do not reflect sales charges.           or by electronic request at the following
o There is no guarantee that the             Performance of an index of funds reflects    e-mail address: publicinfo@sec.gov. The
investment techniques and risk analysis      fund expenses; performance of a market       SEC file numbers for the Fund are
used by the Fund's portfolio managers will   index does not.                              811-05686 and 033-39519.
produce the desired results.
                                             OTHER INFORMATION                            A description of the policies and
o Reinvestment risk is the risk that a                                                    procedures that the Fund uses to determine
fund's cash flows (coupon income and         - The returns shown in the management's      how to vote proxies relating to portfolio
principal repayment) will be reinvested at   discussion of Fund performance are based     securities is available without charge,
an interest rate below that on the           on net asset values calculated for           upon request, from our Client Services
original bond. If interest rates decline,    shareholder transactions. Generally          department at 800-959-4246 or on the AIM
the underlying bond may rise in value, but   accepted accounting principles require       Web site, AIMinvestments.com. On the home
the cash flows received from that bond may   adjustments to be made to the net assets     page, scroll down and click on AIM Funds
have to be invested at a lower interest      of the Fund at period end for financial      Proxy Policy. The information is also
rate.                                        reporting purposes, and as such, the net     available on the SEC Web site, sec.gov.
                                             asset values for shareholder transactions
                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended June
                                                                                          30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    SHTIX
================================================================================          Class A3 Shares                   LMTAX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Limited Maturity Treasury Fund

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

    [TAYLOR                                     Major U.S. stock market indexes rose significantly during the second half of 2006,
    PHOTO]                                   due to continued economic expansion and a cessation of interest rate increases by the
                                             U.S. Federal Reserve Board, among other factors.(1,2) Major fixed-income indexes also produced positive returns during the second half of 2006.(1)

   PHILIP TAYLOR                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we
                                             believe investors can do two things to deal with short-term market fluctuations:
                                             maintain a long-term investment horizon and maintain a diversified portfolio. AIM
                                             Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                                While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1)   Lipper Inc.;

                                             (2)   U.S. Federal Reserve Board

AIM Limited Maturity Treasury Fund

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
  [CROCKETT
    PHOTO]                                      The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December
BRUCE L. CROCKETT                            31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar Inc. is a leading provider of independent mutual fund investment research)
                                             included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds'
                                             performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM Limited Maturity Treasury Fund

MANAGEMENT'S DISCUSSION                                                                   Fund will usually continue to have lower
OF FUND PERFORMANCE                                                                       yielding notes in the portfolio, which
=======================================================================================   results in the Fund earning slightly less
PERFORMANCE SUMMARY                                                                       than the two-year Treasury note. However,
                                             ==========================================   over a longer period, this strategy
For the six-month period ended January 31,   FUND VS. INDEXES                             generally results in relative share price
2007, AIM Limited Maturity Treasury Fund,                                                 stability, potentially producing an
excluding applicable sales charges,          CUMULATIVE TOTAL RETURNS, 7/31/06-           attractive yield over time.
underperformed both its broad market and     1/31/07, EXCLUDING APPLICABLE SALES
style-specific indexes.(1, 2)                CHARGES. IF SALES CHARGES WERE                  The Fund sells notes in the portfolio
                                             INCLUDED, RETURNS WOULD BE LOWER.            for either of two purposes:
   Within the Lehman Brothers U.S.
Aggregate Bond Index, the U.S. Treasuries    Class A Shares                        2.05%  o To maintain a monthly buy-sell process
component underperformed other investment    Class A3 Shares                       2.00   designed to manage its risk/return profile
components for the reporting period.(3) As   Lehman Brothers U.S. Aggregate Bond
a result, the Fund underperformed its        Index(1) (Broad Market Index)         3.65   o To meet shareholder redemptions, while
broad market index. In addition, the Fund    Lehman Brothers 1-2 Year U.S.                seeking to maintain a laddered portfolio
underperformed the Lehman Brothers 1-2       Government Bond Index(2)                     at all times.
Year U.S. Government Bond Index because      (Style-Specific Index)                2.43
the index includes U.S. government agency    Lipper Short U.S. Treasury Category          MARKET CONDITIONS AND YOUR FUND
bonds, which outperformed Treasury notes     Average(1) (Peer Group Index)         2.22
during the period.(3)                                                                     Following the deceleration of U.S. growth
                                                                                          during the second and third quarters of
                                             SOURCES:                                     2006, economic data released in January
                                                                                          2007 indicated that the softening in the
                                             (1) Lipper Inc.;                             residential construction market and
                                                                                          weaknesses in the manufacturing sectors
                                             (2) Lehman Brothers Inc. and A I M           had not yet slowed the U.S. economy.(1)
                                             Management Group Inc.;                       Growth in real gross domestic product
                                                                                          increased to an annualized rate of 2.2% in
                                             (3) Lehman Brothers                          the fourth quarter of 2006, up from 2.0%
                                                                                          in the third quarter.(1)
                                             =========================================
                                                                                             The U.S. economic outlook over the
                                                Your Fund's long-term performance         fourth quarter prompted the markets to
                                             appears on page 7.                           scale back their expectation for a
                                                                                          potential rate cut by the U.S. Federal
=======================================================================================   Reserve Board (the Fed) in the first half
                                                                                          of 2007. On January 31, as widely
HOW WE INVEST                                                                             anticipated by financial markets, the Fed
                                                                                          decided to keep the federal funds target
The Fund invests in two-year U.S. Treasury   portfolio of 12 notes ranging from 13        rate at 5.25%.2 This was the fifth
notes, maintaining a laddered                months to maturity to two years to           consecutive meeting that the Fed left
portfolio--one that is evenly weighted       maturity, there is typically a lag between   rates unchanged after 17 consecutive rate
among notes with differing                   the movements in the portfolio's yield and   increases.(2) While this pause has
maturities--that consists of 12 notes.       the current two-year Treasury. During        benefited financial markets, members of
Each month, Fund management sells the note   periods of falling interest rates, the       the Fed reiterated that some inflation
that has reached one year to maturity.       Fund's portfolio will generally have notes   risks persist and that future target
Then it replaces the note that has been      that have higher yields than those that      interest rate actions would continue to
sold with a newly issued Treasury note.      are currently available. This generally      depend on incoming economic data.
The Fund is managed by using the same        results in the Fund earning slightly more
strategy regardless of market conditions.    than the two-year Treasury note. The            During the first half of the reporting
Because it maintains a                       inverse is true as well--in periods of       period, bonds benefited from a continued
                                             rising interest rates, the                   softening in the housing market and
                                                                                          pronounced slowdown in the U.S.
                                                                                          economy.(2) However, by the end of the
                                                                                          period, the U.S. bond market weakened in
                                                                                          response to a more favorable outlook for
                                                                                          economic growth supported by
                                                                                          stronger-than-expected consumer confidence
                                                                                          and a rise in sales of existing and new
                                                                                          homes.(2)

                                                                                                                         (continued)

==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION

U.S. Treasury Notes

MATURITY   INTEREST           % OF TOTAL
  DATE       RATE             NET ASSETS

2/29/08      4.63%             8.3%
3/31/08      4.63              8.3
4/30/08      4.88              8.3
5/31/08      4.88              8.3
6/30/08      5.13              8.3
7/31/08      5.00              8.3
8/31/08      4.88              8.3
9/30/08      4.63              8.3
10/31/08     4.88              8.3
11/30/08     4.63              8.2
12/31/08     4.75              8.3
1/31/09      4.88              8.3

Other Assets Less
  Liabilities                  0.5

Total Net Assets           $197.37 million

Total Number of Holdings        12

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

==========================================   ==========================================   ==========================================

AIM Limited Maturity Treasury Fund

     The moderation in energy prices and          The Fund generally seeks to preserve    The views and opinions expressed in
concern over the weakening residential       principal and provide liquidity. To          management's discussion of Fund
housing market drove bond yields lower       preserve principal, it focuses on managing   performance are those of A I M Advisors,
across the yield curve, particularly at      undue risk. One of the Fund's risk           Inc. These views and opinions are subject
the longer maturity end. The yield curve     management strategies is to minimize         to change at any time based on factors
represents the difference in yields of       interest rate exposure by maintaining a      such as market and economic conditions.
Treasury securities of various maturities.   short duration portfolio. Duration           These views and opinions may not be relied
Over the reporting period the two-year       measures a portfolio's price sensitivity     upon as investment advice or
U.S. Treasury yield went from 4.97% to       to interest rate changes; a shorter          recommendations, or as an offer for a
4.92%, the five-year from 4.90% to 4.82%,    duration means less sensitivity. Every       particular security. The information is
and the 10-year from 4.99% to 4.82%.(3)      month, Fund management replaces the oldest   not a complete analysis of every aspect of
                                             note in the portfolio that has reached one   any market, country, industry, security or
     The yield curve was inverted            year to maturity, with a newly issued        the Fund. Statements of fact are from
throughout the reporting period, as the      two-year note. This process generally        sources considered reliable, but A I M
Fed raised short term interest rates         results in a short portfolio duration of     Advisors, Inc. makes no representation or
through June.2 That meant that short term    approximately 1.45 years.                    warranty as to their completeness or
Treasuries were generally yielding more                                                   accuracy. Although historical performance
than longer term Treasuries, a reversal of        In managing first for safety of         is no guarantee of future results, these
the norm. The inversion of the yield curve   principal, the Fund seeks to minimize        insights may help you understand our
traditionally has been an indicator of a     fluctuations in its share price, or net      investment management philosophy.
forthcoming recession. However, declining    asset value (NAV) per share. Over the
oil prices, a booming stock market and a     reporting period, the NAV for the Fund's          See important Fund and index
strong corporate sector provided vital       Class A3 shares fluctuated within a          disclosures on the inside front cover.
support for the economy despite              relatively narrow range of $9.99-$10.05--a
deterioration in the housing market.         difference of less than 1.0%. Nonetheless,              Scot W. Johnson
                                             the Fund should not be confused with a       [JOHNSON   Chartered Financial Analyst,
     The Fund remained invested in           money market fund, which attempts to         PHOTO]     senior portfolio manager, is
two-year Treasury notes. Because of their    maintain a per-share price of $1.00.                    lead manager of AIM Limited
relatively low risk, their rate of return    Although the Fund seeks to maintain a                   Maturity Treasury Fund. Mr.
is typically modest. As previously           relatively stable share price, the value     Johnson joined AIM in 1994. He earned both
mentioned, during periods of rising          of its shares will fluctuate.                a B.A. in economics and an M.B.A. in
interest rates, the Fund has historically                                                 finance from Vanderbilt University.
tended to lag the return of the two-year          Thank you for your investment in AIM
Treasury note as the Fund will continue to   Limited Maturity Treasury Fund.                         Clint Dudley
own notes carrying coupons with lower                                                                Chartered Financial Analyst,
interest rates than the current rate for     Sources:                                     [DUDLEY    portfolio manager, is manager
two-year Treasuries. However, during                                                      PHOTO]     of AIM Limited Maturity
periods of declining interest rates, the     (1)  Bureau of Economic Analysis;                       Treasury Fund. Mr. Dudley
Fund's yield has historically tended to                                                   joined AIM in 1998. He earned both a
exceed that of two-year Treasury notes.      (2)  U.S. Federal Reserve Board,             B.B.A. and an M.B.A. from Baylor
                                                                                          University.
                                             (3)  Lehman Brothers Inc.
                                                                                          Assisted by Taxable Investment Grade Bond
                                                                                          Team


WEEKLY YIELD ON TWO-YEAR TREASURY NOTES

7/28/06-1/26/07

07/28/06   5.06                              10/27/06   4.85
           4.96                                         4.73
           4.93                                         4.76
           4.92                                         4.78

08/25/06   4.87                              11/24/06   4.75
           4.83                                         4.64
           4.81                                         4.58
           4.83                                         4.69
           4.77                                          4.7

09/29/06   4.67                              12/29/06   4.78
           4.66                                         4.76
           4.85                                         4.82
           4.85                                          4.9

                                             01/26/07   4.95

Sources: A I M Management Group Inc.; U.S.                                                FOR A PRESENTATION OF YOUR FUND'S
Federal Reserve Board                                                                     LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM Limited Maturity Treasury Fund

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ======================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS

As of 1/31/07,including applicable sales     As of 12/31/06,the most recent calendar
charges                                      quarter-end,including applicable sales
                                             charges
CLASS A SHARES
Inception (12/15/87)   5.18%                 CLASS A SHARES
10 Years               3.85                  Inception (12/15/87)   5.19%
5 Years                1.97                  10 Years               3.88
1 Year                 2.45                  5 Years                1.96
                                             1 Year                 2.28
CLASS A3 SHARES
10 Years               3.77                  CLASS A3 SHARES
5 Years                2.00                  10 Years               3.79
1 Year                 3.37                  5 Years                1.98
                                             1 Year                 3.19
==========================================   ======================================

THE INCEPTION DATE OF CLASS A3 SHARES IS     THEREFORE, PERFORMANCE QUOTED IS AT
OCTOBER 31, 2002. RETURNS SINCE THAT DATE    NET ASSET VALUE. THE PERFORMANCE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    OF THE FUND'S SHARE CLASSES
ARE THE BLENDED RETURNS OF THE HISTORICAL    WILL DIFFER PRIMARILY DUE TO DIFFERENT
PERFORMANCE OF CLASS A3 SHARES SINCE THEIR   SALES CHARGE STRUCTURES AND CLASS
INCEPTION AND THE RESTATED HISTORICAL        EXPENSES.
PERFORMANCE OF CLASS A SHARES (FOR PERIODS
PRIOR TO THE INCEPTION OF CLASS A3 SHARES)        THE PERFORMANCE DATA QUOTED REPRESENT
AT NET ASSET VALUE, ADJUSTED TO REFLECT      PAST PERFORMANCE AND CANNOT GUARANTEE
THE HIGHER RULE 12B-1 FEES APPLICABLE TO     COMPARABLE FUTURE RESULTS; CURRENT
CLASS A3 SHARES. CLASS A SHARES' INCEPTION   PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE
DATE IS DECEMBER 15, 1987.                   VISIT AIMINVESTMENTS.COM FOR THE MOST
                                             RECENT MONTH-END PERFORMANCE. PERFORMANCE
     THE TOTAL ANNUAL FUND OPERATING         FIGURES REFLECT REINVESTED DISTRIBUTIONS,
EXPENSE RATIO SET FORTH IN THE MOST RECENT   CHANGES IN NET ASSET VALUE AND THE EFFECT
FUND PROSPECTUS AS OF THE DATE OF THIS       OF THE MAXIMUM SALES CHARGE UNLESS
REPORT FOR CLASS A AND CLASS A3 SHARES WAS   OTHERWISE STATED. PERFORMANCE FIGURES DO
0.66% AND 0.76%, RESPECTIVELY. THE EXPENSE   NOT REFLECT DEDUCTION OF TAXES A
RATIOS PRESENTED ABOVE MAY VARY FROM THE     SHAREHOLDER WOULD PAY ON FUND
EXPENSE RATIOS PRESENTED IN OTHER SECTIONS   DISTRIBUTIONS OR SALE OF FUND SHARES.
OF THIS REPORT THAT ARE BASED ON EXPENSES    INVESTMENT RETURN AND PRINCIPAL VALUE WILL
INCURRED DURING THE PERIOD COVERED BY THIS   FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
REPORT.                                      LOSS WHEN YOU SELL SHARES.

     CLASS A SHARE PERFORMANCE REFLECTS      HAD THE ADVISOR NOT WAIVED FEES
THE MAXIMUM 1.00% SALES CHARGE. CLASS A3     AND/OR REIMBURSED EXPENSES IN THE PAST,
SHARES DO NOT HAVE A FRONT-END SALES         PERFORMANCE WOULD HAVE BEEN LOWER.
CHARGE OR A CDSC;

AIM Limited Maturity Treasury Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
two types of costs: (1) transaction costs,   account value divided by $1,000 = 8.6),      you paid for the period. You may use this
which may include sales charges (loads) on   then multiply the result by the number in    information to compare the ongoing costs
purchase payments or contingent deferred     the table under the heading entitled         of investing in the Fund and other funds.
sales charges on redemptions, and            "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     estimate the expenses you paid on your       example with the 5% hypothetical examples
costs, including management fees;            account during this period.                  that appear in the shareholder reports of
distribution and/or service (12b-1) fees;                                                 the other funds.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                     Please note that the expenses shown in the
ongoing costs (in dollars) of investing in                                                table are meant to highlight your ongoing
the Fund and to compare these costs with     The table below also provides information    costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transaction costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period August 1, 2006, through        which is not the Fund's actual return. The   hypothetical information is useful in
January 31, 2007.                            Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended January 31, 2007, appear in     costs of owning different funds. In
                                             the table "Fund vs. Indexes" on page 5.      addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                                                HYPOTHETICAL
                                                                                (5% ANNUAL
                                               ACTUAL                      RETURN BEFORE EXPENSES)

                BEGINNING            ENDING           EXPENSES              ENDING           EXPENSES       ANNUALIZED
SHARE         ACCOUNT VALUE      ACCOUNT VALUE      PAID DURING         ACCOUNT VALUE      PAID DURING        EXPENSE
CLASS            (8/1/06)         (1/31/07)(1)       PERIOD(2)            (1/31/07)         PERIOD(2)          RATIO
A               $1,000.00          $1,020.50           $3.46              $1,021.78           $3.47            0.68%
A3               1,000.00           1,020.00            3.97               1,021.27            3.97            0.78

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January 31, 2007, after actual expenses and will differ from the hypothetical ending account value which, is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM Limited Maturity Treasury Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      Advisory Agreement for the Fund, the
Securities Funds (the "Board") oversees      services to be provided by AIM. The Board    Board concluded that no changes should be
the management of AIM Limited Maturity       reviewed the services to be provided by      made to the Fund and that it was not
Treasury Fund (the "Fund") and, as           AIM under the Advisory Agreement. Based on   necessary to change the Fund's portfolio
required by law, determines annually         such review, the Board concluded that the    management team at this time. Although the
whether to approve the continuance of the    range of services to be provided by AIM      independent written evaluation of the
Fund's advisory agreement with A I M         under the Advisory Agreement was             Fund's Senior Officer (discussed below)
Advisors, Inc. ("AIM").                      appropriate and that AIM currently is        only considered Fund performance through
Based upon the recommendation of the         providing services in accordance with the    the most recent calendar year, the Board
Investments Committee of the Board, at a     terms of the Advisory Agreement.             also reviewed more recent Fund
meeting held on June 27, 2006, the Board,                                                 performance, which did not change their
including all of the independent trustees,   o The quality of services to be provided     conclusions.
approved the continuance of the advisory     by AIM. The Board reviewed the credentials
agreement (the "Advisory Agreement")         and experience of the officers and           o Meetings with the Fund's portfolio
between the Fund and AIM for another year,   employees of AIM who will provide            managers and investment personnel. With
effective July 1, 2006.                      investment advisory services to the Fund.    respect to the Fund, the Board is meeting
                                             In reviewing the qualifications of AIM to    periodically with such Fund's portfolio
     The Board considered the factors        provide investment advisory services, the    managers and/or other investment personnel
discussed below in evaluating the fairness   Board considered such issues as AIM's        and believes that such individuals are
and reasonableness of the Advisory           portfolio and product review process,        competent and able to continue to carry
Agreement at the meeting on June 27, 2006    various back office support functions        out their responsibilities under the
and as part of the Board's ongoing           provided by AIM and AIM's equity and fixed   Advisory Agreement.
oversight of the Fund. In their              income trading operations. Based on the
deliberations, the Board and the             review of these and other factors, the       o Overall performance of AIM. The Board
independent trustees did not identify any    Board concluded that the quality of          considered the overall performance of AIM
particular factor that was controlling,      services to be provided by AIM was           in providing investment advisory and
and each trustee attributed different        appropriate and that AIM currently is        portfolio administrative services to the
weights to the various factors.              providing satisfactory services in           Fund and concluded that such performance
                                             accordance with the terms of the Advisory    was satisfactory.
     One responsibility of the independent   Agreement.
Senior Officer of the Fund is to manage                                                   o Fees relative to those of clients of AIM
the process by which the Fund's proposed     o The performance of the Fund relative to    with comparable investment strategies. The
management fees are negotiated to ensure     comparable funds. The Board reviewed the     Board noted that AIM does not serve as an
that they are negotiated in a manner which   performance of the Fund during the past      advisor to other mutual funds or other
is at arms' length and reasonable. To that   one, three and five calendar years against   clients with investment strategies
end, the Senior Officer must either          the performance of funds advised by other    comparable to those of the Fund.
supervise a competitive bidding process or   advisors with investment strategies
prepare an independent written evaluation.   comparable to those of the Fund. The Board   o Fees relative to those of comparable
The Senior Officer has recommended an        noted that the Fund's performance was at     funds with other advisors. The Board
independent written evaluation in lieu of    or above the median performance of such      reviewed the advisory fee rate for the
a competitive bidding process and, upon      comparable funds for the one and five year   Fund under the Advisory Agreement. The
the direction of the Board, has prepared     periods and below such median performance    Board compared effective contractual
such an independent written evaluation.      for the three year period. Based on this     advisory fee rates at a common asset level
Such written evaluation also considered      review and after taking account of all of    at the end of the past calendar year and
certain of the factors discussed below. In   the other factors that the Board             noted that the Fund's rate was below the
addition, as discussed below, the Senior     considered in determining whether to         median rate of the funds advised by other
Officer made a recommendation to the Board   continue the Advisory Agreement for the      advisors with investment strategies
in connection with such written              Fund, the Board concluded that no changes    comparable to those of the Fund that the
evaluation.                                  should be made to the Fund and that it was   Board reviewed. Based on this review, the
                                             not necessary to change the Fund's           Board concluded that the advisory fee rate
     The discussion below serves as a        portfolio management team at this time.      for the Fund under the Advisory Agreement
summary of the Senior Officer's              Although the independent written             was fair and reasonable.
independent written evaluation and           evaluation of the Fund's Senior Officer
recommendation to the Board in connection    (discussed below) only considered Fund       o Expense limitations and fee waivers. The
therewith, as well as a discussion of the    performance through the most recent          Board noted that there were no fee waivers
material factors and the conclusions with    calendar year, the Board also reviewed       or expense limitations currently in effect
respect thereto that formed the basis for    more recent Fund performance, which did      for the Fund. The Board concluded that no
the Board's approval of the Advisory         not change their conclusions.                such waivers or limitations were necessary
Agreement. After consideration of all of                                                  at this time because the Fund's overall
the factors below and based on its           o The performance of the Fund relative to    expense ratio was below the median expense
informed business judgment, the Board        indices. The Board reviewed the              ratio of the funds advised by other
determined that the Advisory Agreement is    performance of the Fund during the past      advisors with investment strategies
in the best interests of the Fund and its    one, three and five calendar years against   comparable to those of the Fund that the
shareholders and that the compensation to    the performance of the Lehman 1-2 Year       Board reviewed.
AIM under the Advisory Agreement is fair     Government Bond Index. The Board noted
and reasonable and would have been           that the Fund's performance was below the    o Breakpoints and economies of scale. The
obtained through arm's length                performance of such Index for the one and    Board reviewed the structure of the Fund's
negotiations.                                three year periods and comparable to such    advisory fee under the Advisory Agreement,
                                             Index for the five year period. The Board    noting that it includes one breakpoint.
     Unless otherwise stated, information    also noted that the performance of such      The Board reviewed the level of the Fund's
presented below is as of June 27, 2006 and   Index does not reflect fees, while the       advisory fees, and noted that such fees,
does not reflect any changes that may have   performance of the Fund does reflect fees.   as a percentage of the Fund's net assets,
occurred since June 27, 2006, including      Based on this review and after taking        would decrease as net assets increase
but not limited to changes to the Fund's     account of all of the other factors that     because the Advisory Agreement includes a
performance, advisory fees, expense          the Board considered in determining          breakpoint. The Board noted that, due to
limitations and/or fee waivers.              whether to continue the

                                                                                                                         (continued)

AIM Limited Maturity Treasury Fund

the Fund's asset levels at the end of the    the review of the profitability of AIM's
past calendar year and the way in which      and its affiliates' investment advisory
advisory breakpoint has been structured,     and other activities and its financial
the Fund has yet to benefit from the         condition, the Board concluded that the
breakpoint. The Board concluded that the     compensation to be paid by the Fund to AIM
Fund's fee levels under the Advisory         under its Advisory Agreement was not
Agreement therefore would reflect            excessive.
economies of scale at higher asset levels
and that it was not necessary to change      o Benefits of soft dollars to AIM. The
the advisory fee breakpoints in the Fund's   Board considered the benefits realized by
advisory fee schedule.                       AIM as a result of brokerage transactions
                                             executed through "soft dollar"
o Investments in affiliated money market     arrangements. Under these arrangements,
funds. The Board also took into account      brokerage commissions paid by the Fund
the fact that uninvested cash and cash       and/or other funds advised by AIM are used
collateral from securities lending           to pay for research and execution
arrangements, if any (collectively, "cash    services. This research may be used by AIM
balances") of the Fund may be invested in    in making investment decisions for the
money market funds advised by AIM pursuant   Fund. The Board concluded that such
to the terms of an SEC exemptive order.      arrangements were appropriate.
The Board found that the Fund may realize
certain benefits upon investing cash         o AIM's financial soundness in light of
balances in AIM advised money market         the Fund's needs. The Board considered
funds, including a higher net return,        whether AIM is financially sound and has
increased liquidity, increased               the resources necessary to perform its
diversification or decreased transaction     obligations under the Advisory Agreement,
costs. The Board also found that the Fund    and concluded that AIM has the financial
will not receive reduced services if it      resources necessary to fulfill its
invests its cash balances in such money      obligations under the Advisory Agreement.
market funds. The Board noted that, to the
extent the Fund invests uninvested cash in   o Historical relationship between the Fund
affiliated money market funds, AIM has       and AIM. In determining whether to
voluntarily agreed to waive a portion of     continue the Advisory Agreement for the
the advisory fees it receives from the       Fund, the Board also considered the prior
Fund attributable to such investment. The    relationship between AIM and the Fund, as
Board further determined that the proposed   well as the Board's knowledge of AIM's
securities lending program and related       operations, and concluded that it was
procedures with respect to the lending       beneficial to maintain the current
Fund is in the best interests of the         relationship, in part, because of such
lending Fund and its respective              knowledge. The Board also reviewed the
shareholders. The Board therefore            general nature of the non-investment
concluded that the investment of cash        advisory services currently performed by
collateral received in connection with the   AIM and its affiliates, such as
securities lending program in the money      administrative, transfer agency and
market funds according to the procedures     distribution services, and the fees
is in the best interests of the lending      received by AIM and its affiliates for
Fund and its respective shareholders.        performing such services. In addition to
                                             reviewing such services, the trustees also
o Independent written evaluation and         considered the organizational structure
recommendations of the Fund's Senior         employed by AIM and its affiliates to
Officer. The Board noted that, upon their    provide those services. Based on the
direction, the Senior Officer of the Fund,   review of these and other factors, the
who is independent of AIM and AIM's          Board concluded that AIM and its
affiliates, had prepared an independent      affiliates were qualified to continue to
written evaluation in order to assist the    provide non-investment advisory services
Board in determining the reasonableness of   to the Fund, including administrative,
the proposed management fees of the AIM      transfer agency and distribution services,
Funds, including the Fund. The Board noted   and that AIM and its affiliates currently
that the Senior Officer's written            are providing satisfactory non-investment
evaluation had been relied upon by the       advisory services.
Board in this regard in lieu of a
competitive bidding process. In              o Other factors and current trends. The
determining whether to continue the          Board considered the steps that AIM and
Advisory Agreement for the Fund, the Board   its affiliates have taken over the last
considered the Senior Officer's written      several years, and continue to take, in
evaluation.                                  order to improve the quality and
                                             efficiency of the services they provide to
o Profitability of AIM and its affiliates.   the Funds in the areas of investment
The Board reviewed information concerning    performance, product line diversification,
the profitability of AIM's (and its          distribution, fund operations, shareholder
affiliates') investment advisory and other   services and compliance. The Board
activities and its financial condition.      concluded that these steps taken by AIM
The Board considered the overall             have improved, and are likely to continue
profitability of AIM, as well as the         to improve, the quality and efficiency of
profitability of AIM in connection with      the services AIM and its affiliates
managing the Fund. The Board noted that      provide to the Fund in each of these
AIM's operations remain profitable,          areas, and support the Board's approval of
although increased expenses in recent        the continuance of the Advisory Agreement
years have reduced AIM's profitability.      for the Fund.
Based on

SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/07

AIM LIMITED MATURITY TREASURY FUND

                                             ==========================================
Institutional Class Shares                   AVERAGE ANNUAL TOTAL RETURNS                      PLEASE NOTE THAT PAST PERFORMANCE IS
                                                                                          NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 1/31/07                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (7/13/87)   5.47%                  REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings. Institutional    10 Years              4.22                   INVESTMENT RETURN AND PRINCIPAL VALUE WILL
Class shares are offered exclusively to      5 Years               2.45                   FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
institutional investors, including defined   1 Year                3.80                   MAY BE WORTH MORE OR LESS THAN THEIR
contribution plans that meet certain         6 Months*             2.31                   ORIGINAL COST. SEE FULL REPORT FOR
criteria.                                                                                 INFORMATION ON COMPARATIVE BENCHMARKS.
                                             AVERAGE ANNUAL TOTAL RETURNS                 PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             For periods ended 12/31/06,most recent       MONTH-END PERFORMANCE, PLEASE CALL
                                             calendar quarter-end                         800-451-4246 OR VISIT AIMINVESTMENTS.COM.

                                             Inception (7/13/87)   5.48%
                                             10 Years              4.24
                                             5 Years               2.45
                                             1 Year                3.72
                                             6 Months*             2.59

                                             * Cumulative total return that has not
                                             been annualized
                                             ==========================================

                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

=====================
NASDAQ Symbol   ALMIX
=====================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               LTD-INS-2              A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                       --REGISTERED TRADEMARK--

Information about your Fund's expenses

Calculating your ongoing Fund expenses

Example                                      period. Simply divide your account value          The hypothetical account values and
                                             by $1,000 (for example, an $8,600 account    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then         actual ending account balance or expenses
ongoing costs, including management fees     multiply the result by the number in the     you paid for the period. You may use this
and other Fund expenses. This example is     table under the heading entitled "Actual     information to compare the ongoing costs
intended to help you understand your         Expenses Paid During Period" to estimate     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   the expenses you paid on your account        To do so, compare this 5% hypothetical
the Fund and to compare these costs with     during this period.                          example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            Hypothetical example for comparison purposes the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides information         Please note that the expenses shown
entire period August 1, 2006, through        about hypothetical account values and        in the table are meant to highlight your
January 31, 2007.                            hypothetical expenses based on the Fund's    ongoing costs only. Therefore, the
                                             actual expense ratio and an assumed rate     hypothetical information is useful in
Actual expenses                              of return of 5% per year before expenses,    comparing ongoing costs only, and will not
                                             which is not the Fund's actual return. The   help you determine the relative total
The table below provides information about   Fund's actual cumulative total return        costs of owning different funds.
actual account values and actual expenses.   after expenses for the six months ended
You may use the information in this table,   January 31, 2007, appears in the table on
together with the amount you invested, to    the front of this supplement.
estimate the expenses that you paid over
the

====================================================================================================================================

                                                                                            HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN
                                                           ACTUAL                          BEFORE EXPENSES)

                          BEGINNING                 ENDING        EXPENSES              ENDING        EXPENSES        ANNUALIZED
SHARE                   ACCOUNT VALUE           ACCOUNT VALUE   PAID DURING         ACCOUNT VALUE   PAID DURING         EXPENSE
CLASS                      (8/1/06)              (1/31/07)(1)    PERIOD(2)            (1/31/07)      PERIOD(2)           RATIO
Institutional             $1,000.00               $1,023.10        $1.84              $1,023.39        $1.84             0.36%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

====================================================================================================================================

AIMinvestments.com               LTD-INS-2              A I M Distributors, Inc.

AIM Limited Maturity Treasury Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
U.S. TREASURY NOTES-99.48%(a)

  4.63%                                        02/29/08    $16,400    $ 16,330,792
----------------------------------------------------------------------------------
  4.63%                                        03/31/08     16,400      16,325,708
----------------------------------------------------------------------------------
  4.88%                                        04/30/08     16,400      16,371,792
----------------------------------------------------------------------------------
  4.88%                                        05/31/08     16,400      16,371,792
----------------------------------------------------------------------------------
  5.13%                                        06/30/08     16,400      16,428,208
----------------------------------------------------------------------------------
  5.00%                                        07/31/08     16,400      16,405,084
----------------------------------------------------------------------------------
  4.88%                                        08/31/08     16,400      16,371,792
----------------------------------------------------------------------------------
  4.63%                                        09/30/08     16,400      16,312,916
----------------------------------------------------------------------------------
  4.88%                                        10/31/08     16,400      16,374,416
----------------------------------------------------------------------------------
  4.63%                                        11/30/08     16,400      16,310,292
----------------------------------------------------------------------------------
  4.75%                                        12/31/08     16,400      16,348,668
----------------------------------------------------------------------------------
  4.88%                                        01/31/09     16,400      16,382,042
==================================================================================
TOTAL INVESTMENTS-99.48% (Cost $196,685,568)                           196,333,502
==================================================================================
OTHER ASSETS LESS LIABILITIES-0.52%                                      1,033,945
==================================================================================
NET ASSETS-100.00%                                                    $197,367,447
__________________________________________________________________________________
==================================================================================

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $196,333,502, which represented 99.48% of the Fund's Net Assets. See
    Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $196,685,568)      $196,333,502
-----------------------------------------------------------
Cash                                                230,222
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  109,111
-----------------------------------------------------------
  Interest                                        2,007,657
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               67,067
-----------------------------------------------------------
Other assets                                         22,134
===========================================================
    Total assets                                198,769,693
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            993,006
-----------------------------------------------------------
  Dividends                                         113,066
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                104,746
-----------------------------------------------------------
Accrued distribution fees                            26,536
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,568
-----------------------------------------------------------
Accrued transfer agent fees                          98,845
-----------------------------------------------------------
Accrued operating expenses                           64,479
===========================================================
    Total liabilities                             1,402,246
===========================================================
Net assets applicable to shares outstanding    $197,367,447
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $206,758,101
-----------------------------------------------------------
Undistributed net investment income                  (9,527)
-----------------------------------------------------------
Undistributed net realized gain (loss)           (9,029,061)
-----------------------------------------------------------
Unrealized appreciation (depreciation)             (352,066)
===========================================================
                                               $197,367,447
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $161,019,410
___________________________________________________________
===========================================================
Class A3                                       $ 27,284,740
___________________________________________________________
===========================================================
Institutional Class                            $  9,063,297
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          16,101,793
___________________________________________________________
===========================================================
Class A3                                          2,729,098
___________________________________________________________
===========================================================
Institutional Class                                 905,746
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.00
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.00 divided by
    99.00%)                                    $      10.10
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.00
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.01
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $4,983,966
========================================================================

EXPENSES:

Advisory fees                                                    212,103
------------------------------------------------------------------------
Administrative services fees                                      25,205
------------------------------------------------------------------------
Custodian fees                                                     5,955
------------------------------------------------------------------------

Distribution fees:

  Class A                                                        128,362
------------------------------------------------------------------------
  Class A3                                                        38,947
------------------------------------------------------------------------
Transfer agent fees -- A and A3                                  199,993
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               1,695
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,975
------------------------------------------------------------------------
Other                                                             96,217
========================================================================
    Total expenses                                               720,452
========================================================================
Less: Expenses reimbursed and expense offset arrangement          (6,625)
========================================================================
    Net expenses                                                 713,827
========================================================================
Net investment income                                          4,270,139
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from investment securities             (744,086)
========================================================================
Change in net unrealized appreciation of investment
  securities                                                     773,438
========================================================================
Net realized and unrealized gain                                  29,352
========================================================================
Net increase in net assets resulting from operations          $4,299,491
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  4,270,139     $  8,323,559
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         (744,086)      (4,035,630)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                             773,438        1,542,123
============================================================================================
    Net increase in net assets resulting from operations          4,299,491        5,830,052
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (3,446,225)      (6,670,343)
--------------------------------------------------------------------------------------------
  Class A3                                                         (612,027)      (1,189,994)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (211,887)        (465,056)
============================================================================================
    Decrease in net assets resulting from distributions          (4,270,139)      (8,325,393)
============================================================================================
Share transactions-net:
  Class A                                                       (17,339,352)     (61,194,146)
--------------------------------------------------------------------------------------------
  Class A3                                                       (6,204,887)      (6,684,799)
--------------------------------------------------------------------------------------------
  Institutional Class                                            (5,329,323)       3,097,269
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (28,873,562)     (64,781,676)
============================================================================================
    Net increase (decrease) in net assets                       (28,844,210)     (67,277,017)
============================================================================================

NET ASSETS:

  Beginning of period                                           226,211,657      293,488,674
============================================================================================
  End of period (including undistributed net investment
    income of $(9,527) and $(9,527), respectively)             $197,367,447     $226,211,657
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Limited Maturity Treasury Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Limited Maturity Treasury Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is liquidity with minimum fluctuation of principal value, and consistent with this objective, the highest total return achievable.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

AIM Limited Maturity Treasury Fund

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.20%
--------------------------------------------------------------------
Over $500 million                                             0.175%
 ___________________________________________________________________
====================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $2,069.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Class A3 shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.15% of the Fund's average daily net assets of Class A shares and 0.25% of the average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $1,658 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $4,556.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select

AIM Limited Maturity Treasury Fund

various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $2,413 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                    $  822,442
-----------------------------------------------------------------------------
July 31, 2014                                                     4,626,274
=============================================================================
Total capital loss carryforward                                  $5,448,716
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of U.S. Treasury obligations purchased and sold by the Fund during the six months ended January 31, 2007 was $109,874,938 and $139,314,448, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $  62,868
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (419,092)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $(356,224)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $196,689,726.

AIM Limited Maturity Treasury Fund

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A, Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 JANUARY 31, 2007(A)              JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        609,264    $  6,104,318     1,361,479    $ 13,663,379
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                       407,214       4,078,573     1,227,675      12,320,996
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             96,539         967,836       470,826       4,725,495
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        299,299       3,000,530       581,028       5,829,947
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                        53,927         540,446       102,177       1,024,950
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             18,929         189,879        42,507         426,405
======================================================================================================================
Reacquired:
  Class A                                                     (2,638,942)    (26,444,200)   (8,032,962)    (80,687,472)
----------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (1,080,071)    (10,823,906)   (1,996,247)    (20,030,745)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (647,976)     (6,487,038)     (204,963)     (2,054,631)
======================================================================================================================
                                                              (2,881,817)   $(28,873,562)   (6,448,480)   $(64,781,676)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are two entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 14% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Limited Maturity Treasury Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                           YEAR ENDED JULY 31,
                                                   JANUARY 31,          ---------------------------------------------------------
                                                      2007                2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $  10.00            $  10.10    $  10.25    $  10.46    $  10.53    $  10.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.20                0.33        0.20(a)     0.12        0.19        0.33(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                            0.00               (0.10)      (0.13)      (0.04)       0.03        0.27
=================================================================================================================================
    Total from investment operations                    0.20                0.23        0.07        0.08        0.22        0.60
=================================================================================================================================
Less distributions:
  Dividends from net investment income                 (0.20)              (0.33)      (0.20)      (0.12)      (0.19)      (0.33)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --                  --       (0.02)      (0.17)      (0.10)         --
=================================================================================================================================
    Total distributions                                (0.20)              (0.33)      (0.22)      (0.29)      (0.29)      (0.33)
=================================================================================================================================
Net asset value, end of period                      $  10.00            $  10.00    $  10.10    $  10.25    $  10.46    $  10.53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                         2.05%               2.31%       0.68%       0.75%       2.18%       5.89%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $161,019            $178,347    $241,553    $366,473    $577,993    $696,259
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                      0.68%(d)            0.66%       0.60%       0.59%       0.53%       0.48%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.68%(d)            0.66%       0.61%       0.60%       0.53%       0.48%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                4.03%(d)            3.26%       1.96%       1.13%       1.85%       3.12%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                52%                103%        142%        100%        124%        149%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.34 and the ratio of net investment income to average net assets would have been 3.29%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $169,753,722.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Limited Maturity Treasury Fund

                                                                                        CLASS A3
                                                        ------------------------------------------------------------------------
                                                                                                                OCTOBER 31, 2002
                                                                                                                  (DATE SALES
                                                        SIX MONTHS ENDED            YEAR ENDED JULY 31,          COMMENCED) TO
                                                          JANUARY 31,          -----------------------------        JULY 31,
                                                              2007              2006       2005       2004            2003
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 10.00            $ 10.09    $ 10.25    $ 10.46        $ 10.59
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                        0.20               0.32       0.18(a)    0.10           0.13
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                0.00              (0.09)     (0.14)     (0.04)         (0.04)
================================================================================================================================
    Total from investment operations                           0.20               0.23       0.04       0.06           0.09
================================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.20)             (0.32)     (0.18)     (0.10)         (0.12)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          --                 --      (0.02)     (0.17)         (0.10)
================================================================================================================================
    Total distributions                                       (0.20)             (0.32)     (0.20)     (0.27)         (0.22)
================================================================================================================================
Net asset value, end of period                              $ 10.00            $ 10.00    $ 10.09    $ 10.25        $ 10.46
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                2.00%              2.31%      0.39%      0.56%          0.88%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                    $27,285            $33,476    $40,524    $58,453        $94,409
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements               0.78%(c)           0.76%      0.79%      0.79%          0.73%(d)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements            0.78%(c)           0.76%      0.80%      0.80%          0.73%(d)
================================================================================================================================
Ratio of net investment income to average net assets           3.93%(c)           3.16%      1.77%      0.93%          1.65%(d)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                                       52%               103%       142%       100%           124%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $30,903,886.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Limited Maturity Treasury Fund

                                                                                  INSTITUTIONAL CLASS
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS ENDED                       YEAR ENDED JULY 31,
                                                         JANUARY 31,          ---------------------------------------------------
                                                             2007              2006       2005       2004      2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 10.00            $ 10.10    $ 10.25    $10.46    $10.53     $ 10.26
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.22               0.36       0.23(a)   0.14      0.22        0.34(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.01              (0.10)     (0.13)    (0.04)     0.03        0.27
=================================================================================================================================
    Total from investment operations                          0.23               0.26       0.10      0.10      0.25        0.61
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       (0.22)             (0.36)     (0.23)    (0.14)    (0.22)      (0.34)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         --                 --      (0.02)    (0.17)    (0.10)         --
=================================================================================================================================
    Total distributions                                      (0.22)             (0.36)     (0.25)    (0.31)    (0.32)      (0.34)
=================================================================================================================================
Net asset value, end of period                             $ 10.01            $ 10.00    $ 10.10    $10.25    $10.46     $ 10.53
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                               2.31%              2.63%      0.93%     1.01%     2.42%       6.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $ 9,063            $14,389    $11,412    $4,641    $3,913     $ 2,970
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.37%(d)           0.35%      0.31%     0.34%     0.30%       0.34%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           0.37%(d)           0.35%      0.32%     0.35%     0.30%       0.34%
=================================================================================================================================
Ratio of net investment income to average net assets          4.34%(d)           3.57%      2.25%     1.38%     2.08%       3.26%(b)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                      52%               103%       142%      100%      124%        149%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.35 and the ratio of net investment income to average net assets would have been 3.43%.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $9,716,000.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Limited Maturity Treasury Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Limited Maturity Treasury Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               The Bank of New York
Robert H. Graham                                                                2 Hanson Place
Vice Chair                        Lisa O. Brinkley                              Brooklyn, NY 11217-1431
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                [EDELIVERY
               GO PAPERLESS
       AIMINVESTMENTS.COM/EDELIVERY
                 GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after April 20, 2007, this report
fund and account information via e-mail.     must be accompanied by a Fund Performance
Once your quarterly statements, tax forms,   & Commentary or by an AIM Quarterly
fund reports, and prospectuses are           Performance Review for the most recent
available, we will send you an e-mail        quarter-end. Mutual funds and
notification containing links to these       exchange-traded funds distributed by A I M
documents. For security purposes, you will   Distributors, Inc.
need to log in to your account to view
your statements and tax forms.               A I M Management Group Inc. has provided
                                             leadership in the investment management
WHY SIGN UP?                                 industry since 1976. AIM Investment
                                             Services, Inc. is the transfer agent for
Register for eDelivery to:                   the products and services represented by
                                             AIM Investments. AIM is a subsidiary of
o save your Fund the cost of printing and    AMVESCAP PLC, one of the world's largest
postage.                                     independent financial services companies
                                             with $469 billion in assets under
o reduce the amount of paper you receive.    management as of January 31, 2007.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at
your convenience.

o save the documents to your personal
computer or print them out for your
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
   complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

                                                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

AIMinvestments.com               LTD-SAR-1              A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                           -- REGISTERED TRADEMARK --
==========================================================================================
         Exchange-                            College   Separately                                 [AIM INVESTMENTS LOGO]
Mutual     Traded    Retirement               Savings     Managed    Offshore      Cash         -- REGISTERED TRADEMARK --
 Funds     Funds      Products    Annuities    Plans     Accounts    Products   Management
==========================================================================================


                                             AIM MONEY MARKET FUND
                                             Semiannual Report to Shareholders - January 31, 2007

FIXED INCOME

Cash Equivalents

Table of Contents

Supplemental Information .........      2
Facts About Your Fund ............      3
Letters to Shareholders ..........      4
Fund Expenses ....................      6
Approval of Advisory Agreement ...      7
Schedule of Investments ..........    F-1
Financial Statements .............    F-5
Notes to Financial Statements ....    F-7
Financial Highlights .............   F-11
Trustees and Officers ............   F-15                              [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM MONEY MARKET FUND

AIM MONEY MARKET FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          ing investments in the banking industry,     frequently used as a general measure of
                                             such as interest rate risk and credit        U.S. stock market performance.
o Class B shares are not available as an     risk, as well as regulatory developments
investment for retirement plans maintained   relating to the banking and financial        o A direct investment cannot be made in an
pursuant to Section 401 of the Internal      services industries. They may also be        index. Unless otherwise indicated, index
Revenue Code, including 401(k) plans,        affected by risks associated with U.S.       results include reinvested dividends, and
money purchase pension plans and profit      dollar-denominated foreign investments,      they do not reflect sales charges.
sharing plans. Plans that had existing       including political and economic upheaval,
accounts invested in Class B shares prior    seizure or nationalization of deposits or    o The Fund is not managed to track the
to September 30, 2003, will continue to be   imposition of taxes or other restrictions    performance of any particular index,
allowed to make additional purchases.        on the payment of principal and interest.    including the indexes defined here, and
                                                                                          consequently, the performance of the Fund
o Class R shares are available only to       o The price of securities held by the Fund   may deviate significantly from the
certain retirement plans. Please see the     may decline in response to market risks.     performance of the indexes.
prospectus for more information.
                                             o A municipality may default or otherwise    The Fund provides a complete list of its
o Investor Class shares are closed to most   be unable to honor a financial obligation.   holdings four times in each fiscal year,
investors. For more information on who may   Revenue bonds are generally not backed by    at the quarter-ends. For the second and
continue to invest in Investor Class         the taxing power of the issuing              fourth quarters, the lists appear in the
shares, please see the prospectus.           municipality.                                Fund's semiannual and annual reports to
                                                                                          shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND     o Foreign securities have additional         quarters, the Fund files the lists with
                                             risks, including exchange rate changes,      the Securities and Exchange Commission
o The Fund may invest in obligations         political and economic upheaval, the         (SEC) on Form N-Q. The most recent list of
issued by agencies and instrumentalities     relative lack of information about these     portfolio holdings is available at
of the U.S. government that may vary in      companies, relatively low market liquidity   AIMinvestments.com. From our home page,
the level of support they receive from the   and the potential lack of strict financial   click on Products & Performance, then
U.S. government. The U.S. government may     and accounting controls and standards.       Mutual Funds, then Fund Overview. Select
choose not to provide financial support to                                                your Fund from the drop-down menu and
U.S. government sponsored agencies or        o There is no guarantee that the             click on Complete Quarterly Holdings.
instrumentalities if it is not legally       investment techniques and risk analyses      Shareholders can also look up the Fund's
obligated to do so, in which case, if the    used by the Fund's portfolio managers will   Forms N-Q on the SEC Web site at sec.gov.
issuer defaulted, the underlying fund        produce the desired result.                  Copies of the Fund's Forms N-Q may be
holding securities of such issuer might                                                   reviewed and copied at the SEC Public
not be able to recover its investment from   o The Fund may invest in debt securities     Reference Room in Washington, D.C. You can
the U.S. government.                         such as notes and bonds that carry           obtain information on the operation of the
                                             interest rate risk and credit risk.          Public Reference Room, including
o If the seller of a repurchase agreement                                                 information about duplicating fee charges,
in which the Fund invests defaults on its    ABOUT INDEXES USED IN THIS REPORT            by calling 202-942-8090 or 800-732-0330,
obligation or declares bankruptcy, the                                                    or by electronic request at the following
Fund may experience delays in selling the    o The unmanaged Lehman Brothers U.S.         e-mail address: publicinfo@sec.gov. The
securities underlying the repurchase         Aggregate Bond Index (the Lehman Aggregate   SEC file numbers for the Fund are
agreement.                                   Index), which represents the U.S.            811-05686 and 033-39519.
                                             investment-grade fixed-rate bond market
o The Fund's yield will vary as short-term   (including government and corporate          A description of the policies and
securities in its portfolio mature and the   securities, mortgage pass-through            procedures that the Fund uses to determine
proceeds are reinvested in securities with   securities and asset-backed securities),     how to vote proxies relating to portfolio
different interest rates.                    is compiled by Lehman Brothers, a global     securities is available without charge,
                                             investment bank.                             upon request, from our Client Services
o The Fund's income and/or share price may                                                department at 800-959-4246 or on the AIM
be affected by risks associated with         o The unmanaged Standard & Poor's            Web site, AIMinvestments.com. On the home
concentrat-                                  Composite Index of 500 Stocks (the S&P 500   page, scroll down and click on AIM Funds
                                             --REGISTERED TRADEMARK-- Index) is an        Proxy Policy. The information is also
                                             index of common stocks                       available on the SEC Web site, sec.gov.

                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended June
                                                                                          30, 2006, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        AIM Cash Reserve Shares              AIMXX
================================================================================          Investor Class Shares                INAXX
                                                                                          ==========================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM MONEY MARKET FUND

FACTS ABOUT YOUR FUND

==========================================   =======================================================================================

PORTFOLIO COMPOSITION BY MATURITY            AIM MONEY MARKET FUND SEVEN-DAY YIELD BY SHARE CLASS

Maturity distribution of Fund holdings in                              As of 1/31/07   As of 7/31/06
days, as of 1/31/07
                                             AIM Cash Reserve Shares       4.37%           4.38%
1-7                                  51.1%   Class B Shares                3.62            3.63
8-30                                 22.2    Class C Shares                3.62            3.63
31-90                                18.4    Class R Shares                4.12            4.13
91-120                                0.0    Investor Class Shares         4.62            4.63
121-180                               3.3
181+                                  5.0

The number of days to maturity of each
holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

==========================================   =======================================================================================

PERFORMANCE QUOTED IS PAST PERFORMANCE AND   AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CANNOT GUARANTEE COMPARABLE FUTURE           CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF,
RESULTS; CURRENT PERFORMANCE MAY BE LOWER    OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
OR HIGHER. VISIT AIMINVESTMENTS.COM FOR      VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING
THE MOST RECENT MONTH-END PERFORMANCE.       IN THE FUND.

                                             =======================================================================================

                                             TEAM MANAGED BY A I M ADVISORS, INC.

AIM MONEY MARKET FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             It is a pleasure to provide you with this semiannual report for AIM Money Market Fund.

   [TAYLOR                                        Yields on shares of AIM Money Market Fund generally held steady during the
    PHOTO]                                   six-month reporting period ended January 31, 2007. The seven-day SEC yields for all the
                                             Fund's share classes appear on page 3. As of January 31, 2007, the Fund's total net assets stood at $1.00 billion and the Fund's weighted average maturity was 35 days.
 Philip Taylor
                                                  While softness in the residential real estate market and weakness in the manufacturing sector remain, they have yet to slow down the U.S. economy significantly.
                                             Gross domestic product, a broad measure of overall economic activity, rose at an annualized rate of 2.0% in the third quarter and 2.2% in the fourth quarter of 2006.(1)

                                                  Continued strength in the economy prompted investors to scale back their expectations for a potential cut in the federal funds target rate by the U.S. Federal
                                             Reserve Board (the Fed) in the first half of 2007. On January 31, as widely anticipated by the financial markets, the Fed decided to keep that key rate at 5.25%.(2) This was the fifth consecutive meeting at which the Fed kept rates unchanged, following 17 consecutive rate increases.(2) In its January 31 statement, the Fed said that some inflation risks persist and that future target interest rate actions would continue to depend on incoming economic data.(2)

                                                  During the first half of the reporting period, bond markets, as represented by the
                                             Lehman Brothers U.S. Aggregate Bond Index, benefited from a weak housing market and a pronounced slowdown in the economy.(3) By the end of the reporting period, the bond market weakened in response to a more favorable outlook for economic growth, which was supported by stronger-than-expected consumer confidence and a rise in home sales.(3, 4)

                                                  A moderation in energy prices and concern about the housing market drove bond yields lower across the yield curve, particularly at the longer end. For the six-month reporting period, the two-year U.S. Treasury yield declined from 4.97% to 4.92%, the five-year from 4.90% to 4.82% and the 10-year from 4.99% to 4.82%.(3)

                                                  The yield curve was inverted throughout the reporting period--meaning that short term Treasuries generally yielded more than longer term Treasuries, a reversal of the norm.(3) An inverted yield curve traditionally is an indicator of a forthcoming recession. However, declining oil prices, a booming stock market and a strong corporate sector provided support for the economy.

                                                  Major stock and bond indexes rose for the six-month reporting period. The S&P 500
                                             Index rose by 13.76% and the Lehman Brothers U.S. Aggregate Bond Index rose by 3.65%
                                             for the six months ended January 31, 2007.(5)

                                             YOUR FUND

                                             Regardless of economic conditions or Fed policy, your Fund continues to focus on three objectives:

                                             o    Safety of principal

                                             o    Liquidity

                                             o    The highest possible yield consistent with safety of principal

                                                  Your Fund invests only in high quality U.S. dollar denominated short-term fixed-income obligations. Although a money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the
                                             Fund.

                                                  Thank you for your continued investment in AIM Money Market Fund.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO,  AIM Investments

                                             March 15, 2007

                                             The views and opinions expressed in this letter are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Capital Management, Inc. are the investment advisors, and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

                                             Sources:

                                             (1)  Bureau of Economic Analysis;

                                             (2)  U.S. Federal Reserve Board;

                                             (3)  Lehman Brothers Inc.;

                                             (4)  The Conference Board;

                                             (5)  Lipper Inc.

AIM MONEY MARKET FUND

                                             Dear Fellow AIM Fund Shareholders:

                                                  Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

    [CROCKETT                                     The progress made to date is encouraging. Following the general trends of global
     PHOTO]                                  equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December
Bruce L. Crockett                            31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                  In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                  On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                  Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                  While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar Inc. is a leading provider of independent mutual fund investment research)
                                             included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds'
                                             performance and governance ratings.

                                                  Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil
                                             Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                  I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM MONEY MARKET FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                   THE HYPOTHETICAL ACCOUNT VALUES AND
                                                                                          EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      The table below provides information about   ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   actual account values and actual expenses.   YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   You may use the information in this table,   INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments or contingent deferred     together with the amount you invested, to    OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions, and            estimate the expenses that you paid over     TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     the period. Simply divide your account       EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            value by $1,000 (for example, an $8,600      THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service (12b-1) fees;    account value divided by $1,000 = 8.6),      THE OTHER FUNDS.
and other Fund expenses. This example is     then multiply the result by the number in
intended to help you understand your         the table under the heading entitled              Please note that the expenses shown
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      in the table are meant to highlight your
the Fund and to compare these costs with     estimate the expenses you paid on your       ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   account during this period.                  transaction costs, such as sales charges
funds. The example is based on an                                                         (loads) on purchase payments, contingent
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON          deferred sales charges on redemptions, and
beginning of the period and held for the     PURPOSES                                     redemption fees, if any. Therefore, the
entire period August 1, 2006, through                                                     hypothetical information is useful in
January 31, 2007.                            The table below also provides information    comparing ongoing costs only, and will not
                                             about hypothetical account values and        help you determine the relative total
                                             hypothetical expenses based on the Fund's    costs of owning different funds. In
                                             actual expense ratio and an assumed rate     addition, if these transaction costs were
                                             of return of 5% per year before expenses,    included, your costs would have been
                                             which is not the Fund's actual return.       higher.

====================================================================================================================================
                                                                                             HYPOTHETICAL
                                                     ACTUAL                      (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING              EXPENSES              ENDING              EXPENSES         ANNUALIZED
  SHARE          ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING          EXPENSE
  CLASS             (8/1/06)            (1/31/07)(1)          PERIOD(2)            (1/31/07)            PERIOD(2)            RATIO

AIM Cash
 Reserve            $1,000.00            $1,022.30              $5.00               $1,020.27             $4.99              0.98%
    B                1,000.00             1,018.50               8.80                1,016.48              8.79               1.73
    C                1,000.00             1,018.50               8.80                1,016.48              8.79               1.73
    R                1,000.00             1,021.00               6.27                1,019.00              6.26               1.23
Investor             1,000.00             1,023.60               3.72                1,021.53              3.72               0.73

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January 31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated
     above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM MONEY MARKET FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      cussed below) only considered Fund
Securities Funds (the "Board") oversees      services to be provided by AIM. The Board    performance through the most recent
the management of AIM Money Market Fund      reviewed the services to be provided by      calendar year, the Board also reviewed
(the "Fund") and, as required by law,        AIM under the Advisory Agreement. Based on   more recent Fund performance, which did
determines annually whether to approve the   such review, the Board concluded that the    not change their conclusions.
continuance of the Fund's advisory           range of services to be provided by AIM
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             o Meetings with the Fund's portfolio
("AIM"). Based upon the recommendation of    appropriate and that AIM currently is        managers and investment personnel. With
the Investments Committee of the Board, at   providing services in accordance with the    respect to the Fund, the Board is meeting
a meeting held on June 27, 2006, the         terms of the Advisory Agreement.             periodically with such Fund's portfolio
Board, including all of the independent                                                   managers and/or other investment personnel
trustees, approved the continuance of the    o The quality of services to be provided     and believes that such individuals are
advisory agreement (the "Advisory            by AIM. The Board reviewed the credentials   competent and able to continue to carry
Agreement") between the Fund and AIM for     and experience of the officers and           out their responsibilities under the
another year, effective July 1, 2006.        employees of AIM who will provide            Advisory Agreement.
                                             investment advisory services to the Fund.
     The Board considered the factors        In reviewing the qualifications of AIM to    o Overall performance of AIM. The Board
discussed below in evaluating the fairness   provide investment advisory services, the    considered the overall performance of AIM
and reasonableness of the Advisory           Board considered such issues as AIM's        in providing investment advisory and
Agreement at the meeting on June 27, 2006    portfolio and product review process,        portfolio administrative services to the
and as part of the Board's ongoing           AIM's legal and compliance function, AIM's   Fund and concluded that such performance
oversight of the Fund. In their              use of technology, AIM's portfolio           was satisfactory.
deliberations, the Board and the             administration function and the quality of
independent trustees did not identify any    AIM's investment research. Based on the      o Fees relative to those of clients of AIM
particular factor that was controlling,      review of these and other factors, the       with comparable investment strategies. The
and each trustee attributed different        Board concluded that the quality of          Board reviewed the effective advisory fee
weights to the various factors.              services to be provided by AIM was           rate (before waivers) for the Fund under
                                             appropriate and that AIM currently is        the Advisory Agreement. The Board noted
     One responsibility of the independent   providing satisfactory services in           that this rate was (i) above the effective
Senior Officer of the Fund is to manage      accordance with the terms of the Advisory    advisory fee rate (before waivers) for a
the process by which the Fund's proposed     Agreement.                                   mutual fund advised by AIM with investment
management fees are negotiated to ensure                                                  strategies comparable to those of the Fund
that they are negotiated in a manner which   o The performance of the Fund relative to    (which mutual fund has an "all-in" fee
is at arms' length and reasonable. To that   comparable funds. The Board reviewed the     structure whereby AIM pays all of the
end, the Senior Officer must either          performance of the Fund during the past      fund's ordinary operating expenses); (ii)
supervise a competitive bidding process or   one, three and five calendar years against   the same as the effective advisory fee
prepare an independent written evaluation.   the performance of funds advised by other    rate (before waivers) for a variable
The Senior Officer has recommended an        advisors with investment strategies          insurance fund advised by AIM and offered
independent written evaluation in lieu of    comparable to those of the Fund. The Board   to insurance company separate accounts
a competitive bidding process and, upon      noted that the Fund's performance in such    with investment strategies comparable to
the direction of the Board, has prepared     periods was below the median performance     those of the Fund; and (iii) above the
such an independent written evaluation.      of such comparable funds. Based on this      effective advisory and sub-advisory fee
Such written evaluation also considered      review and after taking account of all of    rates for a Canadian mutual fund advised
certain of the factors discussed below. In   the other factors that the Board             by an AIM affiliate and sub-advised by AIM
addition, as discussed below, the Senior     considered in determining whether to         with investment strategies comparable to
Officer made a recommendation to the Board   continue the Advisory Agreement for the      those of the Fund. Based on this review,
in connection with such written              Fund, the Board concluded that no changes    the Board concluded that the advisory fee
evaluation.                                  should be made to the Fund and that it was   rate for the Fund under the Advisory
                                             not necessary to change the Fund's           Agreement was fair and reasonable.
     The discussion below serves as a        portfolio management team at this time.
summary of the Senior Officer's              Although the independent written             o Fees relative to those of comparable
independent written evaluation and           evaluation of the Fund's Senior Officer      funds with other advisors. The Board
recommendation to the Board in connection    (discussed below) only considered Fund       reviewed the advisory fee rate for the
therewith, as well as a discussion of the    performance through the most recent          Fund under the Advisory Agreement. The
material factors and the conclusions with    calendar year, the Board also reviewed       Board compared effective contractual
respect thereto that formed the basis for    more recent Fund performance, which did      advisory fee rates at a common asset level
the Board's approval of the Advisory         not change their conclusions.                at the end of the past calendar year and
Agreement. After consideration of all of                                                  noted that the Fund's rate was comparable
the factors below and based on its           o The performance of the Fund relative to    to the median rate of the funds advised by
informed business judgment, the Board        indices. The Board reviewed the              other advisors with investment strategies
determined that the Advisory Agreement is    performance of the Fund during the past      comparable to those of the Fund that the
in the best interests of the Fund and its    one, three and five calendar years against   Board reviewed. Based on this review, the
shareholders and that the compensation to    the performance of the Lipper Money Market   Board concluded that the advisory fee rate
AIM under the Advisory Agreement is fair     Fund Index. The Board noted that the         for the Fund under the Advisory Agreement
and reasonable and would have been           Fund's performance in such periods was       was fair and reasonable.
obtained through arm's length                below the performance of such Index. Based
negotiations.                                on this review and after taking account of   o Expense limitations and fee waivers. The
                                             all of the other factors that the Board      Board noted that there were no fee waivers
     Unless otherwise stated, information    considered in determining whether to         or expense limitations currently in effect
presented below is as of June 27, 2006 and   continue the Advisory Agreement for the      for the Fund. The Board concluded that no
does not reflect any changes that may have   Fund, the Board concluded that no changes    such waivers or limitations were necessary
occurred since June 27, 2006, including      should be made to the Fund and that it was   at this time.
but not limited to changes to the Fund's     not necessary to change the Fund's
performance, advisory fees, expense          portfolio management team at this time.
limitations and/or fee waivers.              Although the independent written
                                             evaluation of the Fund's Senior Officer
                                             (dis-

                                                                     (continued)

AIM MONEY MARKET FUND

o Breakpoints and economies of scale. The    remain profitable, although increased
Board reviewed the structure of the Fund's   expenses in recent years have reduced
advisory fee under the Advisory Agreement,   AIM's profitability. Based on the review
noting that it includes one breakpoint.      of the profitability of AIM's and its
The Board reviewed the level of the Fund's   affiliates' investment advisory and other
advisory fees, and noted that such fees,     activities and its financial condition,
as a percentage of the Fund's net assets,    the Board concluded that the compensation
have decreased as net assets increased       to be paid by the Fund to AIM under its
because the Advisory Agreement includes a    Advisory Agreement was not excessive.
breakpoint. The Board concluded that the
Fund's fee levels under the Advisory         o Benefits of soft dollars to AIM. The
Agreement therefore reflect economies of     Board considered the benefits realized by
scale and that it was not necessary to       AIM as a result of brokerage transactions
change the advisory fee breakpoints in the   executed through "soft dollar"
Fund's advisory fee schedule.                arrangements. Under these arrangements,
                                             brokerage commissions paid by other funds
o Investments in affiliated money market     advised by AIM are used to pay for
funds. The Board also took into account      research and execution services. This
the fact that uninvested cash and cash       research may be used by AIM in making
collateral from securities lending           investment decisions for the Fund. The
arrangements, if any (collectively, "cash    Board concluded that such arrangements
balances") of the Fund may be invested in    were appropriate.
money market funds advised by AIM pursuant
to the terms of an SEC exemptive order.      o AIM's financial soundness in light of
The Board found that the Fund may realize    the Fund's needs. The Board considered
certain benefits upon investing cash         whether AIM is financially sound and has
balances in AIM advised money market         the resources necessary to perform its
funds, including a higher net return,        obligations under the Advisory Agreement,
increased liquidity, increased               and concluded that AIM has the financial
diversification or decreased transaction     resources necessary to fulfill its
costs. The Board also found that the Fund    obligations under the Advisory Agreement.
will not receive reduced services if it
invests its cash balances in such money      o Historical relationship between the Fund
market funds. The Board noted that, to the   and AIM. In determining whether to
extent the Fund invests uninvested cash in   continue the Advisory Agreement for the
affiliated money market funds, AIM has       Fund, the Board also considered the prior
voluntarily agreed to waive a portion of     relationship between AIM and the Fund, as
the advisory fees it receives from the       well as the Board's knowledge of AIM's
Fund attributable to such investment. The    operations, and concluded that it was
Board further determined that the proposed   beneficial to maintain the current
securities lending program and related       relationship, in part, because of such
procedures with respect to the lending       knowledge. The Board also reviewed the
Fund is in the best interests of the         general nature of the non-investment
lending Fund and its respective              advisory services currently performed by
shareholders. The Board therefore            AIM and its affiliates, such as
concluded that the investment of cash        administrative, transfer agency and
collateral received in connection with the   distribution services, and the fees
securities lending program in the money      received by AIM and its affiliates for
market funds according to the procedures     performing such services. In addition to
is in the best interests of the lending      reviewing such services, the trustees also
Fund and its respective shareholders.        considered the organizational structure
                                             employed by AIM and its affiliates to
o Independent written evaluation and         provide those services. Based on the
recommendations of the Fund's Senior         review of these and other factors, the
Officer. The Board noted that, upon their    Board concluded that AIM and its
direction, the Senior Officer of the Fund,   affiliates were qualified to continue to
who is independent of AIM and AIM's          provide non-investment advisory services
affiliates, had prepared an independent      to the Fund, including administrative,
written evaluation in order to assist the    transfer agency and distribution services,
Board in determining the reasonableness of   and that AIM and its affiliates currently
the proposed management fees of the AIM      are providing satisfactory non-investment
Funds, including the Fund. The Board noted   advisory services.
that the Senior Officer's written
evaluation had been relied upon by the       o Other factors and current trends. The
Board in this regard in lieu of a            Board considered the steps that AIM and
competitive bidding process. In              its affiliates have taken over the last
determining whether to continue the          several years, and continue to take, in
Advisory Agreement for the Fund, the Board   order to improve the quality and
considered the Senior Officer's written      efficiency of the services they provide to
evaluation.                                  the Funds in the areas of investment
                                             performance, product line diversification,
o Profitability of AIM and its affiliates.   distribution, fund operations, shareholder
The Board reviewed information concerning    services and compliance. The Board
the profitability of AIM's (and its          concluded that these steps taken by AIM
affiliates') investment advisory and other   have improved, and are likely to continue
activities and its financial condition.      to improve, the quality and efficiency of
The Board considered the overall             the services AIM and its affiliates
profitability of AIM, as well as the         provide to the Fund in each of these
profitability of AIM in connection with      areas, and support the Board's approval of
managing the Fund. The Board noted that      the continuance of the Advisory Agreement
AIM's operations                             for the Fund.

AIM Money Market Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
COMMERCIAL PAPER-34.93%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-1.98%

Amstel Funding Corp. (Acquired 11/01/06; Cost
  $19,722,917) 5.25%(b)(c)                     02/06/07    $20,000    $ 19,985,417
==================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-4.93%

Concord Minutemen Capital Co., LLC- Series A,
  (Multi CEP's-Liberty Hampshire Co., LLC;
  agent) (Acquired 10/13/06; Cost
  $24,373,476) 5.22%(c)                        04/04/07     25,000      24,775,465
----------------------------------------------------------------------------------
Govco Inc. (Multi CEP's-Government sponsored
  entities) (Acquired 09/19/06; Cost
  $24,351,042) 5.25%(c)                        03/16/07     25,000      24,843,229
==================================================================================
                                                                        49,618,694
==================================================================================

ASSET-BACKED SECURITIES-
  MULTI-PURPOSE-11.74%

Atlantic Asset Securitization LLC (Acquired
  01/19/07; Cost $24,831,972)
  5.26%(c)                                     03/06/07     25,000      24,879,458
----------------------------------------------------------------------------------
Barton Capital LLC (Acquired 01/18/07; Cost
  $42,692,729) 5.25%(c)                        03/08/07     43,000      42,780,521
----------------------------------------------------------------------------------
Park Avenue Receivables Co., LLC (Acquired
  01/11/07; Cost $7,087,705)
  5.26%(c)                                     02/12/07      7,121       7,109,555
----------------------------------------------------------------------------------
Sheffield Receivables Corp. (Acquired
  01/17/07; Cost $43,418,298)
  5.28%(c)                                     02/16/07     43,610      43,514,149
==================================================================================
                                                                       118,283,683
==================================================================================

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-8.90%

Aquifer Funding Ltd./LLC (Acquired 01/05/07;
  Cost $19,905,956)
  5.29%(c)                                     02/06/07     20,000      19,985,305
----------------------------------------------------------------------------------
Beta Finance Corp./Inc. (Acquired 10/20/06;
  Cost $19,463,500) 5.22%(b)(c)                04/23/07     20,000      19,765,100
----------------------------------------------------------------------------------
Solitaire Funding Ltd./LLC (Acquired
  11/07/06; Cost $49,328,528)
  5.26%(b)(c)                                  02/08/07     50,000      49,948,910
==================================================================================
                                                                        89,699,315
==================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------


DIVERSIFIED BANKS-6.31%

CALYON North America Inc. 5.24%(b)             03/01/07    $40,000    $ 39,837,133
----------------------------------------------------------------------------------
HBOS Treasury Services PLC
  5.20%(b)                                     07/23/07      9,000       8,776,615
----------------------------------------------------------------------------------
  5.22%(b)                                     03/13/07     15,000      14,913,000
==================================================================================
                                                                        63,526,748
==================================================================================

LETTER OF CREDIT ENHANCED-1.07%

Alabama (State of) Industrial Development
  Authority (Commscope Project); Taxable
  Series 1995, Notes (LOC-Wachovia Bank,
  N.A.) 5.32%(d)                               02/22/07     10,800      10,800,000
==================================================================================
    Total Commercial Paper (Cost
      $351,913,857)                                                    351,913,857
==================================================================================

VARIABLE RATE DEMAND NOTES-13.56%(E)

INSURED-2.85%(F)

Aerospace Corp.; Series 2006, Bonds
  (INS-Financial Guaranty Insurance Co.)
  (Acquired 05/16/06; Cost $25,000,000)
  5.31%(c)(g)                                  06/01/36     25,000      25,000,000
----------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C, Taxable RB
  (INS-MBIA Insurance Corp.) 5.36%(g)          12/01/20      3,700       3,700,000
==================================================================================
                                                                        28,700,000
==================================================================================

LETTER OF CREDIT ENHANCED-10.71%(D)

ABAG Finance Authority for Nonprofit
  Corporations (YMCA of San Francisco);
  Series 2004 A, Refunding Taxable RB
  (LOC-Wells Fargo Bank, N.A.) 5.35%(g)        10/01/29      9,010       9,010,000
----------------------------------------------------------------------------------
Athens-Clarke (County of), Georgia Industrial
  Development Authority (Allen Properties,
  Inc. Project); Series 2003, Taxable RB
  (LOC-SunTrust Bank)
  5.36%(g)                                     12/01/24      6,880       6,880,000
----------------------------------------------------------------------------------
Chula Vista (City of), California (Teresina
  Apartments); Series 2006 A, Refunding
  Multi-Family Housing Taxable RB
  (LOC-Federal National Mortgage Association)
  5.31%(g)                                     05/15/36      5,100       5,100,000
----------------------------------------------------------------------------------
District of Columbia, (National Association
  of Realtors); Series 2003 B, Taxable RB
  (LOC-SunTrust Bank) 5.36%(g)                 04/01/24      9,000       9,000,000
----------------------------------------------------------------------------------

AIM Money Market Fund


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------
LETTER OF CREDIT ENHANCED-(CONTINUED)

EagleBend Affordable Housing Corp., Colorado
  (Multi-Family Housing Project); Series
  2006 A, Refunding Taxable Conv. RB
  (LOC-U.S. Bank, N.A.) 5.42%(g)               07/01/21    $ 4,380    $  4,380,000
----------------------------------------------------------------------------------
FE, LLC; Series A, Loan Program Notes
  (LOC-Fifth Third Bank) 5.33%                 04/01/28      6,760       6,760,000
----------------------------------------------------------------------------------
Food Supply Inc.; Notes
  (LOC-SunTrust Bank) 5.36%(g)                 05/01/24      4,135       4,135,000
----------------------------------------------------------------------------------
Gadsden (City of) Alabama Industrial
  Development Board (Rigid Building
  Systems-Alabama, LLC Project); Series 2006
  A, Taxable RB (LOC-Wachovia Bank, N.A.)
  5.37%(g)                                     10/01/26      2,000       2,000,000
----------------------------------------------------------------------------------
Los Lunas (City of), New Mexico (Fresenius
  Medical Care Project); Series 2005,
  Refunding Taxable IDR (LOC-Wells Fargo
  Bank, N.A.) 5.40%(g)                         02/01/25      1,200       1,200,000
----------------------------------------------------------------------------------
Massachusetts (State of) Housing Finance
  Authority (Avalon at Crane Brook Project);
  Series 2006 A, Taxable RB (LOC-JPMorgan
  Chase Bank, N.A.)
  5.30%                                        04/01/36     11,910      11,910,000
----------------------------------------------------------------------------------
Parma (City of), Ohio Economic Development
  (PRL Corp.); Series 2006, RB (LOC-JPMorgan
  Chase Bank, N.A.)
  5.32%(g)                                     11/01/30      8,970       8,970,000
----------------------------------------------------------------------------------
Santa Rosa (City of) California (Rancheria
  Tachi Yokut Tribe Enterprise); Series 2004,
  RB (LOC-JPMorgan Chase Bank, N.A.) 5.30%(g)  09/01/19     36,001      36,000,000
----------------------------------------------------------------------------------
Thomasville (City of), Georgia Payroll
  Development Authority (American Fresh Foods
  L.P.); Series 2005 B, Taxable RB
  (LOC-Wachovia Bank, N.A.) 5.37%(g)           09/01/17      2,500       2,500,000
==================================================================================
                                                                       107,845,000
==================================================================================
    Total Variable Rate Demand Notes (Cost
      $136,545,000)                                                    136,545,000
==================================================================================

ASSET-BACKED SECURITIES-9.51%

ASSET-BACKED SECURITIES- SECURITY INVESTMENT
  VEHICLES-2.48%

Sigma Finance Inc. (Acquired 11/28/06; Cost
  $25,000,000) 5.28%(b)(c)                     12/03/07     25,000      25,000,000
==================================================================================

FULLY BACKED-2.98%

RACERS Trust; Series 2004-6-MM, Floating Rate
  Notes (CEP-Lehman Brothers Holdings Inc.)
  (Acquired 04/13/04; Cost $30,000,000)
  5.34%(c)(h)                                  07/22/07     30,000      30,000,000
==================================================================================

                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------


FULLY SUPPORTED MONOLINE-2.08%

Wachovia Asset Securitization Issuance, LLC;
  Series 2004-HEMM2, Class AMM, Putable
  Floating Rate Bonds (CEP-Ambac Assurance
  Corp.) (Acquired 09/07/05; Cost
  $20,962,893)
  5.31%(c)(e)                                  12/25/34    $20,963    $ 20,962,893
==================================================================================

STRUCTURED-1.97%

Paragon Mortgages PLC; (United Kingdom)
  Series 13A, Class A1, Floating Rate Bonds
  (Acquired 10/20/06; Cost $9,847,415)
  5.31%(b)(c)(h)                               07/15/07      9,847       9,847,415
----------------------------------------------------------------------------------
Permanent Financing PLC; (United Kingdom)
  Series 9A, Class 1A, Floating Rate Bonds
  (Acquired 03/15/06; Cost $10,000,000)
  5.29%(b)(c)(h)                               03/10/07     10,000      10,000,000
==================================================================================
                                                                        19,847,415
==================================================================================
    Total Asset-Backed Securities
      (Cost $95,810,308)                                                95,810,308
==================================================================================

CERTIFICATES OF DEPOSIT-6.85%

Barclays Bank PLC 5.45%                        06/12/07     10,000      10,000,000
----------------------------------------------------------------------------------
Deutsche Bank A.G. (United Kingdom) Euro
  5.34%(b)                                     07/23/07     14,000      14,000,000
----------------------------------------------------------------------------------
Societe Generale S.A.; (United Kingdom)
  5.35%(b)                                     10/16/07     25,000      25,000,858
----------------------------------------------------------------------------------
Svenska Handelsbanken A.B. 4.95%               02/07/07     20,000      20,000,000
==================================================================================
    Total Certificates of Deposit (Cost
      $69,000,858)                                                      69,000,858
==================================================================================

MASTER NOTE AGREEMENT-4.96%

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 12/06/06; Cost $50,000,000)
  5.44%(c)(g)(h)(i)                            02/05/07     50,000      50,000,000
==================================================================================

MEDIUM-TERM NOTES-3.28%

Credit Agricole S.A. Floating Rate MTN
  (Acquired 06/23/06; Cost $10,000,000)
  5.33%(b)(c)(h)                               01/23/08     10,000      10,000,000
----------------------------------------------------------------------------------
Societe Generale S.A.; Unsec. Floating Rate
  MTN (Acquired 10/26/05; Cost $23,000,000)
  5.32%(b)(c)(h)                               02/01/08     23,000      23,000,000
==================================================================================
    Total Medium-Term Notes (Cost
      $33,000,000)                                                      33,000,000
==================================================================================

AIM Money Market Fund


                                                          PRINCIPAL
                                                           AMOUNT
                                               MATURITY    (000)         VALUE
----------------------------------------------------------------------------------

FUNDING AGREEMENTS-2.18%

MetLife Insurance Co. of Connecticut
  (Acquired 10/13/06; Cost $12,000,000)
  5.42%(c)(h)(j)                               10/12/07    $12,000    $ 12,000,000
----------------------------------------------------------------------------------
New York Life Insurance Co. (Acquired
  04/05/06; Cost $10,000,000)
  5.42%(c)(h)(j)                               04/05/07     10,000      10,000,000
==================================================================================
    Total Funding Agreements (Cost
      $22,000,000)                                                      22,000,000
==================================================================================
    Total Investments (excluding Repurchase
      Agreements)-75.27%
      (Cost $758,270,023)                                              758,270,023
==================================================================================

                                               REPURCHASE
                                                 AMOUNT
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS-24.05%(k)

Banc of America Securities LLC, Agreement
  dated 01/31/07, maturing value $50,007,444
  (collateralized by Corporate obligations
  valued at $52,500,001;
  4.38%-8.60%, 11/15/07-12/15/30)
  5.36%, 02/01/07                              50,007,444        50,000,000
---------------------------------------------------------------------------
BNP Paribas Securities Corp., Agreement dated
  01/31/07, maturing value $50,007,462
  (collateralized by Corporate obligations
  valued at $52,500,001; 0%-9.00%,
  03/15/08-06/10/42)
  5.37%, 02/01/07(b)                           50,007,462        50,000,000
---------------------------------------------------------------------------

                                               REPURCHASE
                                                 AMOUNT          VALUE
---------------------------------------------------------------------------
Citigroup Global Markets Inc., Joint
  agreement dated 01/31/07, aggregate
  maturing value $1,300,194,007
  (collateralized by Corporate obligations
  valued at $1,365,000,001; 0%-26.32%,
  07/15/187-09/20/51)
  5.37%, 02/01/07                              $45,006,716   $   45,000,000
---------------------------------------------------------------------------
Greenwich Capital Markets, Inc., Joint
  agreement dated 01/31/07, aggregate
  maturing value $800,117,333 (collateralized
  by U.S. Government obligations valued at
  $816,000,530; 3.81%-7.34%,
  11/01/28-10/01/46)
  5.28%, 02/01/07                              97,309,850        97,296,580
===========================================================================
    Total Repurchase Agreements (Cost
      $242,296,580)                                             242,296,580
===========================================================================
TOTAL INVESTMENTS-99.32% (Cost
  $1,000,566,603)(l)(m)                                       1,000,566,603
===========================================================================
OTHER ASSETS LESS LIABILITIES-0.68%                               6,850,290
===========================================================================
NET ASSETS-100.00%                                           $1,007,416,893
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

CEP     - Credit Enhancement Provider
Conv.   - Convertible
IDR     - Industrial Development Revenue Bonds
INS     - Insurer
LOC     - Letter of Credit
MTN     - Medium-Term Notes
RACERS  - Restructured Asset Certificates with Enhanced ReturnS(SM)
RB      - Revenue Bonds
Unsec.  - Unsecured

AIM Money Market Fund

Notes to Schedule of Investments:

(a) Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    United Kingdom: 16.6%; France: 12.2%; other countries less than 5%: 3.0%.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $503,397,417, which represented 49.97% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(f) Principal and/or interest payments are secured by the bond insurance company listed.
(g) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Interest rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(i) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice depending upon the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on January 31, 2007.
(j) Security considered to be illiquid. The Fund is limited to investing 10% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $22,000,000, which represented 2.18% of the Fund's Net Assets.
(k) Principal amount equals value at period end. See Note 1I.
(l) Also represents cost for federal income tax purposes.
(m) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

   ENTITIES                                                      PERCENTAGE
   ------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A                                         5.65%
   ________________________________________________________________________
   ========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, excluding repurchase
  agreements, at value (cost $758,270,023)    $  758,270,023
------------------------------------------------------------
Repurchase agreements (cost $242,296,580)        242,296,580
============================================================
    Total investments (cost $1,000,566,603)    1,000,566,603
============================================================
Receivables for:
  Investments sold                                 5,903,385
------------------------------------------------------------
  Fund shares sold                                 2,861,062
------------------------------------------------------------
  Interest                                         2,873,338
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               228,489
------------------------------------------------------------
Other assets                                          91,369
============================================================
    Total assets                               1,012,524,246
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                           3,782,956
------------------------------------------------------------
  Dividends                                           69,851
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 344,303
------------------------------------------------------------
Accrued distribution fees                            297,505
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,990
------------------------------------------------------------
Accrued transfer agent fees                          500,061
------------------------------------------------------------
Accrued operating expenses                           108,687
============================================================
    Total liabilities                              5,107,353
____________________________________________________________
============================================================
Net assets applicable to shares outstanding   $1,007,416,893
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,007,509,862
------------------------------------------------------------
Undistributed net investment income                  (76,467)
------------------------------------------------------------
Undistributed net realized gain (loss)               (16,502)
============================================================
                                              $1,007,416,893
____________________________________________________________
============================================================

NET ASSETS:

AIM Cash Reserve Shares                       $  510,512,186
____________________________________________________________
============================================================
Class B                                       $  138,820,113
____________________________________________________________
============================================================
Class C                                       $   67,687,454
____________________________________________________________
============================================================
Class R                                       $   19,286,865
____________________________________________________________
============================================================
Investor Class                                $  271,110,275
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

AIM Cash Reserve Shares                          510,737,085
____________________________________________________________
============================================================
Class B                                          138,892,706
____________________________________________________________
============================================================
Class C                                           67,721,478
____________________________________________________________
============================================================
Class R                                           19,292,825
____________________________________________________________
============================================================
Investor Class                                   271,213,547
____________________________________________________________
============================================================
Net asset value and offering price per share
  for each class                              $         1.00
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                                                                   $29,921,513
======================================================================================================================

EXPENSES:

Advisory fees                                                                                                2,203,648
----------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                   148,412
----------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                  42,564
----------------------------------------------------------------------------------------------------------------------
Distribution fees:
  AIM Cash Reserve Shares                                                                                      707,705
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      806,878
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      412,561
----------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                       44,397
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees                                                                                          1,433,829
----------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                       28,778
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          239,277
======================================================================================================================
    Total expenses                                                                                           6,068,049
======================================================================================================================
Less: Expenses reimbursed and expense offset arrangement                                                      (37,125)
======================================================================================================================
    Net expenses                                                                                             6,030,924
======================================================================================================================
Net investment income                                                                                       23,890,589
======================================================================================================================
Net increase in net assets resulting from operations                                                       $23,890,589
______________________________________________________________________________________________________________________
======================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Money Market Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                               JANUARY 31,         JULY 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   23,890,589    $   37,823,113
==============================================================================================
Distributions to shareholders from net investment income:
  AIM Cash Reserve Shares                                        (12,418,707)      (19,509,905)
----------------------------------------------------------------------------------------------
  Class B                                                         (2,936,622)       (5,129,917)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,500,830)       (1,982,877)
----------------------------------------------------------------------------------------------
  Class R                                                           (367,124)         (512,422)
----------------------------------------------------------------------------------------------
  Investor Class                                                  (6,666,978)      (10,676,861)
==============================================================================================
    Decrease in net assets resulting from distributions          (23,890,261)      (37,811,982)
==============================================================================================
Share transactions-net:
  AIM Cash Reserve Shares                                       (132,111,761)       72,681,977
----------------------------------------------------------------------------------------------
  Class B                                                        (66,385,288)      (14,118,077)
----------------------------------------------------------------------------------------------
  Class C                                                        (29,399,275)       25,639,016
----------------------------------------------------------------------------------------------
  Class R                                                          1,959,190         2,257,764
----------------------------------------------------------------------------------------------
  Investor Class                                                 (21,325,938)      (10,658,100)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (247,263,072)       75,802,580
==============================================================================================
    Net increase (decrease) in net assets                       (247,262,744)       75,813,711
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,254,679,637     1,178,865,926
==============================================================================================
  End of period (including undistributed net investment
    income of $(76,467) and $(76,795), respectively)          $1,007,416,893    $1,254,679,637
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Money Market Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net

AIM Money Market Fund

     investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund's investment objectives and may consist of U.S. Government Securities, U.S. Government Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.40%
===================================================================
Over $1 billion                                               0.35%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $3,303.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

AIM Money Market Fund


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the AIM Cash Reserve Shares, Class B, Class C, Class R and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's AIM Cash Reserve Shares, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of AIM Cash Reserve shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Contingent deferred sales charges ("CDSC") are not recorded as expenses of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $10,750, $209,400, $29,066 and $0 from AIM Cash Reserve Shares, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $33,822.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $4,152 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended January 31, 2007.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and

AIM Money Market Fund

other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2013                                                      $16,502
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--SHARE INFORMATION

The Fund currently consists of six different classes of shares: AIM Cash Reserve shares, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class B shares and Class C shares are sold with CDSC. AIM Cash Reserve Shares, Class R shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to AIM Cash Reserve Shares on or the about month-end which is at least eight years after the date of purchase.

    Institutional Class shares have not commenced operations.

                                               CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                    YEAR ENDED
                                                                    JANUARY 31, 2007                   JULY 31, 2006
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  AIM Cash Reserve Shares                                      318,617,449    $ 318,617,449     849,425,035    $ 849,425,035
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       36,011,627       36,011,627     161,075,592      161,075,592
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       33,660,021       33,660,021     134,168,006      134,168,006
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                        9,107,235        9,107,235      21,863,608       21,863,608
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                89,508,199       89,508,199     326,505,763      326,505,763
============================================================================================================================
Issued as reinvestment of dividends:
  AIM Cash Reserve Shares                                       11,847,979       11,847,979      18,769,587       18,769,587
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                        2,740,336        2,740,336       4,765,967        4,765,967
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        1,374,766        1,374,766       1,885,217        1,885,217
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                          365,441          365,441         510,305          510,305
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 6,470,231        6,470,231      10,357,470       10,357,470
============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  AIM Cash Reserve Shares                                        8,391,571        8,391,571      20,344,608       20,344,608
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (8,391,571)      (8,391,571)    (20,344,608)     (20,344,608)
============================================================================================================================
Reacquired:
  AIM Cash Reserve Shares                                     (470,968,760)    (470,968,760)   (815,857,253)    (815,857,253)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (96,745,680)     (96,745,680)   (159,615,028)    (159,615,028)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (64,434,062)     (64,434,062)   (110,414,207)    (110,414,207)
----------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (7,513,486)      (7,513,486)    (20,116,149)     (20,116,149)
----------------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (117,304,368)    (117,304,368)   (347,521,333)    (347,521,333)
============================================================================================================================
                                                              (247,263,072)   $(247,263,072)     75,802,580    $  75,802,580
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Money Market Fund


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              AIM CASH RESERVE SHARES
                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                              YEAR ENDED JULY 31,
                                                   JANUARY 31,       ------------------------------------------------------------
                                                      2007             2006        2005        2004         2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   1.00         $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                               0.0221           0.0342      0.0150      0.0056        0.0064        0.0141
=================================================================================================================================
Less distributions:
  Dividends from net investment income               (0.0221)         (0.0342)    (0.0150)    (0.0056)      (0.0064)      (0.0141)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                       --               --          --     (0.0000)           --            --
=================================================================================================================================
    Total distributions                              (0.0221)         (0.0342)    (0.0150)    (0.0056)      (0.0064)      (0.0141)
=================================================================================================================================
Net asset value, end of period                      $   1.00         $   1.00    $   1.00    $   1.00    $     1.00    $     1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                         2.23%            3.48%       1.51%       0.57%         0.64%         1.42%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)            $510,512         $642,623    $569,947    $724,567    $1,188,876    $1,121,879
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements        0.98%(b)         1.03%       0.92%       0.58%         0.88%         1.01%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                      0.98%(b)         1.03%       1.02%       1.14%         1.03%         1.01%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                4.39%(b)         3.42%       1.46%       0.55%         0.64%         1.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $561,548,437.

                                                                                        CLASS B
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2007             2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.0183           0.0267      0.0090      0.0006      0.0007      0.0065
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.0183)         (0.0267)    (0.0090)    (0.0006)    (0.0007)    (0.0065)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                           --               --          --     (0.0000)         --          --
=================================================================================================================================
    Total distributions                                  (0.0183)         (0.0267)    (0.0090)    (0.0006)    (0.0007)    (0.0065)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.85%            2.71%       0.91%       0.06%       0.07%       0.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $138,820         $205,206    $219,312    $335,866    $543,811    $717,967
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.73%(b)         1.78%       1.50%       1.08%       1.46%       1.76%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.73%(b)         1.78%       1.77%       1.89%       1.78%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets        3.64%(b)         2.67%       0.88%       0.05%       0.06%       0.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $160,059,975.

AIM Money Market Fund

                                                                                        CLASS C
                                                       --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                            YEAR ENDED JULY 31,
                                                       JANUARY 31,       --------------------------------------------------------
                                                          2007             2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.0183           0.0268      0.0113      0.0031      0.0008      0.0065
=================================================================================================================================
Less distributions:
  Dividends from net investment income                   (0.0183)         (0.0268)    (0.0113)    (0.0031)    (0.0008)    (0.0065)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                           --               --          --     (0.0000)         --          --
=================================================================================================================================
    Total distributions                                  (0.0183)         (0.0268)    (0.0113)    (0.0031)    (0.0008)    (0.0065)
=================================================================================================================================
Net asset value, end of period                          $   1.00         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                             1.85%            2.71%       1.14%       0.31%       0.09%       0.66%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $ 67,687         $ 97,087    $ 71,455    $ 93,457    $113,306    $118,947
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            1.73%(b)         1.78%       1.29%       0.83%       1.44%       1.76%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         1.73%(b)         1.78%       1.77%       1.89%       1.78%       1.76%
=================================================================================================================================
Ratio of net investment income to average net assets        3.64%(b)         2.67%       1.09%       0.30%       0.08%       0.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $81,839,626.

                                                                                      CLASS R
                                                  -------------------------------------------------------------------------------
                                                                                                                    JUNE 3, 2002
                                                  SIX MONTHS                                                         (DATE SALES
                                                     ENDED                      YEAR ENDED JULY 31,                 COMMENCED) TO
                                                  JANUARY 31,       --------------------------------------------      JULY 31,
                                                     2007             2006        2005        2004        2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                              0.0209           0.0317      0.0125      0.0031      0.0038        0.0010
=================================================================================================================================
Less distributions:
  Dividends from net investment income              (0.0209)         (0.0317)    (0.0125)    (0.0031)    (0.0038)      (0.0010)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                      --               --          --     (0.0000)         --            --
=================================================================================================================================
    Total distributions                             (0.0209)         (0.0317)    (0.0125)    (0.0031)    (0.0038)      (0.0010)
=================================================================================================================================
Net asset value, end of period                     $   1.00         $   1.00    $   1.00    $   1.00    $   1.00      $   1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                        2.10%            3.22%       1.26%       0.31%       0.38%         0.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)           $ 19,287         $ 17,328    $ 15,070    $ 15,516    $  6,280      $     10
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements       1.23%(b)         1.28%       1.17%       0.83%       1.13%         1.26%(c)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                     1.23%(b)         1.28%       1.27%       1.39%       1.28%         1.26%(c)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                               4.14%(b)         3.17%       1.21%       0.30%       0.39%         1.15%(c)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $17,614,245.
(c)  Annualized.

AIM Money Market Fund

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                        SEPTEMBER 30, 2003
                                                              SIX MONTHS             YEAR ENDED            (DATE SALES
                                                                 ENDED                JULY 31,            COMMENCED) TO
                                                              JANUARY 31,       --------------------         JULY 31,
                                                                 2007             2006        2005             2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   1.00         $   1.00    $   1.00         $   1.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.0234           0.0367      0.0175           0.0068
==========================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.0234)         (0.0367)    (0.0175)         (0.0068)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from realized gains                                  --               --          --          (0.0000)
==========================================================================================================================
    Total distributions                                         (0.0234)         (0.0367)    (0.0175)         (0.0068)
==========================================================================================================================
Net asset value, end of period                                 $   1.00         $   1.00    $   1.00         $   1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                    2.36%            3.74%       1.76%            0.68%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $271,110         $292,437    $303,082         $359,236
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.73%(b)         0.78%       0.67%            0.33%(c)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.73%(b)         0.78%       0.77%            0.86%(c)
==========================================================================================================================
Ratio of net investment income to average net assets               4.64%(b)         3.67%       1.71%            0.80%(c)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $285,042,396.
(c)  Annualized.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

AIM Money Market Fund

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Money Market Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               The Bank of New York
Robert H. Graham                                                                2 Hanson Place
Vice Chair                        Lisa O. Brinkley                              Brooklyn, NY 11217-1431
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your          If used after April 20, 2007, this report must be accompanied by a Fund
fund and account information via e-mail.            Performance & Commentary or by an AIM Quarterly Performance Review for the most
Once your quarterly statements, tax forms,          recent quarter-end. Mutual funds and exchange-traded funds distributed by A I M
fund reports, and prospectuses are                  Distributors, Inc.
available, we will send you an e-mail
notification containing links to these              A I M Management Group Inc. has provided leadership in the investment management
documents. For security purposes, you will          industry since 1976. AIM Investment Services, Inc. is the transfer agent for the
need to log in to your account to view              products and services represented by AIM Investments. AIM is a subsidiary of
your statements and tax forms.                      AMVESCAP PLC, one of the world's largest independent financial services companies with $469 billion in assets under management as of January 31, 2007.
WHY SIGN UP?
                                                    ================================================================================
Register for eDelivery to:                          CONSIDER THE INVESTMENT OBJECTIVES, RISKS,AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
o save your Fund the cost of printing               FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
and postage.                                        ================================================================================


o reduce the amount of paper you receive.

o gain access to your documents faster
by not waiting for the mail.

o view your documents online anytime at
your convenience.

o save the documents to your personal
computer or print them out for your
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3.   Select "Register for eDelivery" and
     complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

AIMinvestments.com                 MKT-SAR-1            A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --REGISTERED TRADEMARK--
===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore     Cash           [AIM INVESTMENTS LOGO]
Funds    Traded     Products              Savings   Managed    Products  Management       --REGISTERED TRADEMARK--
          Funds                            Plans    Accounts
===================================================================================

                                             AIM MUNICIPAL BOND FUND
                                             Semiannual Report to Shareholders - January 31, 2007

FIXED INCOME

Tax-Free
Investment Grade

Table of Contents

Supplemental Information .........      2
Letters to Shareholders ..........      3
Performance Summary ..............      5
Management Discussion ............      5
Long-term Fund Performance .......      7
Fund Expenses ....................      8
Approval of Advisory Agreement ...      9
Schedule of Investments ..........    F-1
Financial Statements .............   F-17
Notes to Financial Statements ....   F-20
Financial Highlights .............   F-24
Trustees and Officers ............   F-27                              [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--


AIM MUNICIPAL BOND FUND

AIM MUNICIPAL BOND FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE A HIGH LEVEL OF
CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAXES, CONSISTENT WITH THE
PRESERVATION OF PRINCIPAL.

o Unless otherwise stated, information presented in this report is as of January
31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management
Group Inc.

ABOUT SHARE CLASSES                          o There is no guarantee that the             bonds whose repayment is guaranteed by the
                                             investment techniques and risk analysis      funds from a second bond issue, which are
o Class B shares are not available as an     used by the Fund's portfolio managers will   usually invested in U.S. Treasury bonds.
investment for retirement plans maintained   produce the desired results.
pursuant to Section 401 of the Internal                                                   o The average credit quality of the Fund's
Revenue Code, including 401(k) plans,        ABOUT INDEXES USED IN THIS REPORT            holdings as of the close of the reporting
money purchase pension plans and profit                                                   period represents the weighted average
sharing plans. Plans that had existing       o The unmanaged Lehman Brothers Municipal    quality rating of the securities in the
accounts invested in Class B shares prior    Bond Index, which represents the             portfolio as assigned by Nationally
to September 30, 2003, will continue to be   performance of investment-grade municipal    Recognized Statistical Rating
allowed to make additional purchases.        bonds, is compiled by Lehman Brothers, a     Organizations based on assessment of the
                                             global investment bank.                      credit quality of the individual
o Investor Class shares are closed to most                                                securities.
investors. For more information on who may   o The unmanaged Lipper General Municipal
continue to invest in Investor Class         Debt Funds Index represents an average of    o Effective duration is a measure, as
shares, please see the prospectus.           the performance of the largest municipal     estimated by a fund's portfolio managers,
                                             bond funds tracked by Lipper Inc., an        of a bond fund's price sensitivity to
PRINCIPAL RISKS OF INVESTING IN THE FUND     independent mutual fund performance          changes in interest rates. Weighted
                                             monitor.                                     average effective maturity is a measure,
o Debt securities are particularly                                                        as estimated by the fund's portfolio
vulnerable to credit risk and interest       o The Fund is not managed to track the       managers, of the length of time until the
rate fluctuations.                           performance of any particular index,         average security in a bond fund will
                                             including the indexes defined here, and      mature or be redeemed by its issuer. Both
o The prices of and income generated by      consequently, the performance of the Fund    measures take into account mortgage
securities held by the Fund may decline in   may deviate significantly from the           prepayments, puts, adjustable coupons and
response to certain events, including        performance of the indexes.                  potential call dates.
those directly involving the issuers, or
in the case of industrial development        o A direct investment cannot be made in an   o The returns shown in management's
revenue bonds, the company for whose         index. Unless otherwise indicated, index     discussion of Fund performance are based
benefit the bonds are being issued;          results include reinvested dividends, and    on net asset values calculated for
general economic and market conditions;      they do not reflect sales charges.           shareholder transactions. Generally
regional or global economic instability      Performance of an index of funds reflects    accepted accounting principles require
and interest rate fluctuations.              fund expenses; performance of a market       adjustments to be made to the net assets
                                             index does not.                              of the Fund at period end for financial
o Reinvestment risk is the risk that a                                                    reporting purposes, and as such, the net
bond's cash flows (coupon income and         OTHER INFORMATION                            asset values for shareholder transactions
principal repayment) will be reinvested at                                                and the returns based on those net asset
an interest rate below that on the           o Revenue bonds are issued to finance        values may differ from the net asset
original bond. If interest rates decline,    public-works projects and are supported      values and returns reported in the
the underlying bond may rise in value, but   directly by the project's revenues.          Financial Highlights.
the cash flows received from that bond may   General obligation bonds are backed by the
have to be invested at a lower interest      full faith and credit (including the         o The Chartered Financial Analyst
rate.                                        taxing and further borrowing power) of a     --REGISTERED TRADEMARK-- (CFA --REGISTERED
                                             state or municipality. Revenue bonds often   TRADEMARK--) designation is a globally
o The value of investment, payment of        are considered more attractive, since many   recognized standard for measuring the
interest and repayment of principal may be   public-works projects (water and sewer       competence and integrity of investment
affected by constitutional amendments,       improvements, for example) are               professionals.
legislative enactments, executive orders,    necessities, and demand for them remains
administrative regulations, voter            constant regardless of economic              The Fund provides a complete list of its
initiatives, changes in tax codes, IRS       conditions. Shareholders may benefit from    holdings four times in each fiscal year,
rulings and the economies of the issuer's    their consistent income in the event of an   at the quarter-ends. For the second and
geographic location.                         economic slowdown. Escrowed and              fourth quarters, the lists appear in the
                                             pre-refunded bonds are                       Fund's semiannual and annual reports to
                                                                                          shareholders. For the first and third
                                                                                          quarters, the Fund files the lists with
                                                                                          the Securities and Exchange Commission
                                                                                          (SEC) on Form N-Q. The most recent list of
                                                                                          portfolio

                                                                                          Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares          AMBDX
================================================================================          Class B Shares          AMBBX
                                                                                          Class C Shares          AMBCX
                                                                                          Investor Class Shares   AMBIX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM MUNICIPAL BOND FUND

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the six months ended January 31, 2007, and what
   [TAYLOR                                   factors affected its performance. The following pages contain important
    PHOTO]                                   information that answers questions you may have about your investment.

                                             Major U.S. stock market indexes rose significantly during the second half of 2006, due to continued economic expansion and a cessation of interest rate increases by the U.S. Federal Reserve Board, among other factors.(1,2) Major
Philip Taylor                                fixed-income indexes also produced positive returns during the second half of
                                             2006.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments
                                             --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM
                                             Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence
                                             Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our
                                             Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /S/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1)  Lipper Inc.;

                                             (2)  U.S. Federal Reserve Board


AIM MUNICIPAL BOND FUND                      Dear Fellow AIM Fund Shareholders:

   [CROCKETT                                 Your AIM Funds Board started 2007 committed to continue working with management
     PHOTO]                                  at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.

Bruce L. Crockett                               The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more
                                             AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the
                                             AIM Funds in the past two years. An article in the November 21, 2006, issue of
                                             Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each
                                                  AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class.
                                                  The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges.
                                                  If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM MUNICIPAL BOND FUND

MANAGEMENT'S DISCUSSION                                                                   relatively short helps moderate the
OF FUND PERFORMANCE                                                                       volatility of the Fund's net asset value.
=====================================================================================
PERFORMANCE SUMMARY                                                                            In addition to limiting the risk to
                                             ========================================     net asset value by managing duration, we
AIM Municipal Bond Fund slightly             FUND VS. INDEXES                             also control other forms of risk by
underperformed the Lehman Brothers                                                        employing a strategy of laddered
Municipal Bond Index during the              Cumulative total returns,                    maturities in portfolio construction,
six-month reporting period ended January     7/31/06-1/31/07, excluding applicable        which allows us to reinvest the income at
31, 2007.(1) Our defensive duration          sales charges. If sales charges were         prevailing interest rate levels. We also
positioning and focus on higher quality      included, returns would be lower.            diversify the Fund's holdings and impose
bonds detracted from performance                                                          credit quality requirements. We keep the
relative to the index.                                                                    Fund well diversified by state, bond
                                             Class A Shares                        2.74%  sector and issuer to reduce performance
Your Fund's long-term performance            Class B Shares                        2.48   risk from any one state, sector or issuer.
appears on page 7.                           Class C Shares                        2.49   We tend to select securities of very high
                                             Investor Class Shares                 2.93   credit quality.
                                             Lehman Brothers Municipal Bond
                                             Index(1)                                     MARKET CONDITIONS AND YOUR FUND
                                             (Broad Market Index and Style-
                                             Specific Index)                       3.06   Following the deceleration of U.S. growth
                                             Lipper General Municipal Debt Funds          during the second and third quarters of
                                             Index(1) (Peer Group Index)           3.13   2006, economic data released in January
                                                                                          2007 indicated that the softening in the
                                             SOURCES:                                     residential construction market and
                                                                                          weaknesses in the manufacturing sectors
                                             (1) LIPPER INC.                              had not slowed the U.S. economy.(1) Growth
                                             ========================================     in real gross domestic product increased
                                                                                          to 2.2% on an annualized basis in the
=====================================================================================     fourth quarter, up from 2.0% in the third
How we invest                                of providing competitive income in all       quarter.(1)
                                             market environments. While we typically
To meet the Fund's objective of              hold bonds to maturity to avoid                   The improvement of the U.S. economic
achieving a high level of current income     selling-related capital gains, we may        outlook over the fourth quarter prompted
exempt from federal income taxes,            sell a holding if we see a degradation       the markets to scale back their
consistent with the preservation of          in the issuer's credit quality, to limit     expectation for a potential interest rate
principal, we invest the Fund's assets       or reduce exposure to a particular           cut by the U.S. Federal Reserve Board (the
primarily in investment-grade municipal      sector or issuer, or to shorten or           Fed) in the first half of 2007. On January
securities, including both revenue bonds     lengthen the Fund's duration.                31, as widely anticipated by financial
and general obligation bonds. The                                                         markets, the Fed decided to keep the
majority of assets are typically               Since the protection of principal is       federal funds target rate at 5.25%.(2)
invested in revenue bonds because we         the paramount concern for this Fund, we      This was
find that they offer a more predictable      typically lean toward conservatism in
cash flow structure.                         setting the Fund's duration, a measure                                      (continued)
                                             of a fund's sensitivity to interest rate
  We believe that active management of       changes. Keeping the duration
the portfolio can provide the additional
benefit

==========================================   =======================================================================================
PORTFOLIO COMPOSITION                        TOP FIVE FIXED INCOME HOLDINGS

By credit quality rating based on total
investments
                                                                                                                          % OF NET
                                             ISSUER                                                   COUPON   MATURITY    ASSETS

AAA   76.3%
AA     7.8                                   1. Oklahoma (County of) Finance Authority                 3.64%    7/15/30     4.0%
A      8.5                                   2. Petersburg (City of)                                   5.40      8/1/17     2.0
BBB    4.5                                   3. Massachusetts (State of) Development Finance Agency    6.00     5/15/59     1.2
BB     0.2                                   4. New York & New Jersey (States of) Port Authority       6.13      6/1/94     1.1
B      1.0                                   5. Boston (City of) Water & Sewer Commission              5.25     11/1/19     1.1
C      1.0
NR     0.7                                   Total Net Assets                                                    $561.55 million
                                             Total Number of Holdings                                                        338
                                             Average Credit Quality Rating                                                    AA
                                             Weighted Average Maturity                                               13.94 years
                                             Average Duration                                                         4.92 years

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
==========================================   =======================================================================================

AIM MUNICIPAL BOND FUND

the fifth consecutive meeting that the Fed   of projects have less cash-flow risk than                    Richard A. Berry
left interest rates unchanged after 17       those funded through general obligation      [BERRY          Chartered Financial
consecutive rate increases.(2)               bonds, as they are not as exposed to         PHOTO]          Analyst, senior portfolio
                                             macroeconomic trends that can cause large                    manager, is co-manager of
     Municipal bonds, as measured by the     fluctuations in tax receipts. In addition,                   AIM Municipal Bond Fund.
Lehman Brothers Municipal Bond Index,        we remained invested in different types of   Mr. Berry joined AIM in 1987 and has been
slightly outperformed U.S. Treasury          insured bonds. Insured bonds and revenue     in the investment industry since 1968. He
securities over the reporting period.(3)     bonds were the top-performing municipal      has served as president and director of
The rate of new issue supply remained high   bond groups for the period, enhancing Fund   the Dallas Association of Investment
entering 2007. New issue volume was $31.3    performance.                                 Analysts, chairman of the board of regents
billion during January, the largest ever                                                  of the Financial Analysis Seminar and a
for that month.(3) Historically low yields        We maintained our conservative credit   trustee of Lancaster Independent School
and a substantial drop in rates made it      selection strategy, looking for              District. He earned a B.B.A. and M.B.A.
attractive for state and local governments   opportunities in                             from Texas Christian University.
to issue new or refund existing bonds.       higher-rated/higher-coupon municipal bonds
                                             which, in general, exhibited lower price                     Stephen D. Turman
     As anticipated, the spreads or          volatility. During the period, the Fund                      Chartered Financial
difference in yield, between higher          held a significant portion of its assets     [TURMAN         Analyst, senior portfolio
quality and lower quality municipal bonds    in AAA-rated bonds. However, as the lower    PHOTO]          manager, is co-manager of
continued to tighten throughout the          rated municipal bonds outperformed the                       AIM Municipal Bond Fund.
reporting period as a result of              higher quality issues in 2006 and            Mr. Turman began his career in the
improvements in the fundamentals of the      throughout the reporting period, the         investment business in 1983 and joined AIM
municipal bond market.(3)                    Fund's significant exposure to the higher    in 1985. Prior to joining AIM, he worked
                                             quality sector had a negative impact on      in institutional sales. Mr. Turman earned
     During the period, we primarily         relative performance.                        a B.B.A. in finance from the University of
focused on longer term municipal                                                          Texas at Arlington.
securities, as their yields were                  With regard to the Fund's state
attractive on a tax-equivalent basis.        specific distribution strategy, it had its   Assisted by Municipal Bond Team
However, to mitigate the effects of rising   largest weighting in municipal bonds
interest rates, we kept a small exposure     issued by Texas entities. Texas-issued
to short-term securities. While long-term,   bonds generally performed in line with
tax-exempt bonds outperformed municipal      those issued in other states, so our
assets in the short portion of the yield     fairly sizable exposure to Texas-issued
curve during the period, our yield curve     bonds had no significant impact on Fund
strategy of maintaining exposures to the     performance relative to the Lehman
short-, medium-, and long-term municipal     Brothers Municipal Bond Index.
securities had no significant impact on
performance. The yield curve compares the         As always, we appreciate your
yields of bonds of the same quality, but     continued participation in AIM Municipal
differing maturities.                        Bond Fund.

     In terms of our duration management     Sources:
strategy, we continued to position the
Fund with a shorter effective duration       (1)  Bureau of Economic Analysis;
than its benchmark because we remained
cautious about the absolute level of         (2)  U.S. Federal Reserve Board;
interest rates and yield curve trends. By
the end of the period, the tax-exempt        (3)  Lehman Brothers Inc.
yield curve flattened further, with yields
at the short-end of the yield curve          The views and opinions expressed in
increasing slightly more than yields on      management's discussion of Fund
longer-maturity municipal bonds. As a        performance are those of A I M Advisors,
result, our defensive duration positioning   Inc. These views and opinions are subject
had a slightly negative impact on            to change at any time based on factors
performance.                                 such as market and economic conditions.
                                             These views and opinions may not be relied
     We continued to maintain a fairly       upon as investment advice or
diversified portfolio of municipal           recommendations, or as an offer for a
securities, recently focusing our research   particular security. The information is
and credit analysis on essential service     not a complete analysis of every aspect of
revenue bonds issued to finance projects     any market, country, industry, security or
in industries such as hospitals, water and   the Fund. Statements of fact are from
sewer facilities and electric utilities.     sources considered reliable, but A I M
We believe that these types                  Advisors, Inc. makes no representation or
                                             warranty as to their completeness or
                                             accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.

                                                  See important Fund and index            FOR A PRESENTATION OF YOUR FUND'S
                                             disclosures on the inside front cover.       LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM MUNICIPAL BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

=================================================================  =================================================================
AVERAGE ANNUAL TOTAL RETURNS                                       As of 12/31/06, the most recent calendar quarter-end, including applicable sales charges.
As of 1/31/07, including applicable sales charges
                                                                                                       AFTER        AFTER TAXES ON
                                    AFTER       AFTER TAXES ON                            BEFORE     TAXES ON     DISTRIBUTIONS AND
                       BEFORE     TAXES ON     DISTRIBUTIONS AND                           TAXES  DISTRIBUTIONS  SALE OF FUND SHARES
                        TAXES  DISTRIBUTIONS  SALE OF FUND SHARES
                                                                   CLASS A SHARES
CLASS A SHARES                                                     Inception (3/28/77)     6.07%      5.81%             5.82%
Inception (3/28/77)     6.04%       5.79%            5.80%         10 Years                4.26       4.26              4.32
10 Years                4.20        4.20             4.27          5 Years                 4.11       4.10              4.16
5 Years                 3.72        3.72             3.83          1 Year                 -0.45      -0.45              1.15
1 Year                 -0.84       -0.85             0.89
                                                                   CLASS B SHARES
CLASS B SHARES                                                     Inception (9/1/93)      4.20%      4.15%             4.20%
Inception (9/1/93)      4.15%       4.11%            4.16%         10 Years                4.15       4.14              4.15
10 Years                4.07        4.07             4.09          5 Years                 3.99       3.99              3.98
5 Years                 3.62        3.61             3.65          1 Year                 -1.17      -1.17              0.48
1 Year                 -1.69       -1.69             0.14
                                                                   CLASS C SHARES
CLASS C SHARES                                                     Inception (8/4/97)      3.81%      3.80%             3.83%
Inception (8/4/97)      3.74%       3.73%            3.77%         5 Years                 4.34       4.34              4.28
5 Years                 3.97        3.97             3.95          1 Year                  2.84       2.83              3.09
1 Year                  2.31        2.31             2.74
                                                                   INVESTOR CLASS SHARES
INVESTOR CLASS SHARES                                              10 Years                4.83%      4.82%             4.83%
10 Years                4.77%       4.76%            4.78%         5 Years                 5.22       5.22              5.15
5 Years                 4.85        4.84             4.83          1 Year                  4.61       4.61              4.56
1 Year                  4.21        4.21             4.30

==========================================   ==========================================   ==========================================

INVESTOR CLASS SHARES' INCEPTION DATE IS     DO NOT REFLECT DEDUCTION OF TAXES A          CDSC ON CLASS B SHARES DECLINES FROM 5%
SEPTEMBER 30, 2003. RETURNS SINCE THAT       SHAREHOLDER WOULD PAY ON FUND                BEGINNING AT THE TIME OF PURCHASE TO 0% AT
DATE ARE HISTORICAL RETURNS. ALL OTHER       DISTRIBUTIONS OR SALE OF FUND SHARES.        THE BEGINNING OF THE SEVENTH YEAR. THE
RETURNS ARE BLENDED RETURNS OF HISTORICAL    INVESTMENT RETURN AND PRINCIPAL VALUE WILL   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
INVESTOR CLASS SHARE PERFORMANCE AND         FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     YEAR AFTER PURCHASE. INVESTOR CLASS SHARES
RESTATED CLASS A SHARE PERFORMANCE (FOR      LOSS WHEN YOU SELL SHARES.                   DO NOT HAVE A FRONT-END SALES CHARGE OR A
PERIODS PRIOR TO THE INCEPTION DATE OF                                                    CDSC; THEREFORE, PERFORMANCE IS AT NET
INVESTOR CLASS SHARES) AT NET ASSET VALUE         THE TOTAL ANNUAL FUND OPERATING         ASSET VALUE.
AND REFLECT THE RULE 12B-1 FEES APPLICABLE   EXPENSE RATIO SET FORTH IN THE MOST RECENT
TO CLASS A SHARES. CLASS A SHARES'           FUND PROSPECTUS AS OF THE DATE OF THIS            THE PERFORMANCE OF THE FUND'S SHARE
INCEPTION DATE IS MARCH 28, 1977.            REPORT FOR CLASS A, CLASS B, CLASS C AND     CLASSES WILL DIFFER PRIMARILY DUE TO
                                             INVESTOR CLASS SHARES WAS 0.86%, 1.61%,      DIFFERENT SALES CHARGE STRUCTURES AND
     THE PERFORMANCE DATA QUOTED REPRESENT   1.61%, AND 0.72%, RESPECTIVELY. THE          CLASS EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE        EXPENSE RATIOS PRESENTED ABOVE MAY VARY
COMPARABLE FUTURE RESULTS; CURRENT           FROM THE EXPENSE RATIOS PRESENTED IN OTHER        AFTER-TAX RETURNS ARE CALCULATED
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SECTIONS OF THIS REPORT THAT ARE BASED ON    USING THE HISTORICAL HIGHEST INDIVIDUAL
VISIT AIMINVESTMENTS.COM FOR THE MOST        EXPENSES INCURRED DURING THE PERIOD          FEDERAL MARGINAL INCOME TAX RATE. THEY DO
RECENT MONTH-END PERFORMANCE. PERFORMANCE    COVERED BY THIS REPORT.                      NOT REFLECT THE EFFECT OF STATE AND LOCAL
FIGURES REFLECT REINVESTED DISTRIBUTIONS,                                                 TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
CHANGES IN NET ASSET VALUE AND THE EFFECT         CLASS A SHARE PERFORMANCE REFLECTS      THE INVESTOR'S TAX SITUATION AND MAY
OF THE MAXIMUM SALES CHARGE UNLESS           THE MAXIMUM 4.75% SALES CHARGE, AND CLASS    DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS
OTHERWISE STATED. PERFORMANCE FIGURES        B AND CLASS C SHARE PERFORMANCE REFLECTS     SHOWN ARE NOT RELEVANT TO INVESTORS WHO
                                             THE APPLICABLE CONTINGENT DEFERRED SALES     HOLD THEIR SHARES IN TAX-DEFERRED ACCOUNTS
                                             CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE   SUCH AS 401(K)S OR IRAS.
====================================================================================================================================

Continued from inside front cover            about duplicating fee charges, by calling    On the home page, scroll down and click on
                                             202-942-8090 or 800-732-0330, or by          AIM Funds Proxy Policy. The information is
holdings is available at                     electronic request at the following e-mail   also available on the SEC Web site,
AIMinvestments.com. From our home page,      address: publicinfo@sec.gov. The SEC file    sec.gov.
click on Products & Performance, then        numbers for the Fund are 811-05686 and
Mutual Funds, then Fund Overview. Select     033-39519.                                   Information regarding how the Fund voted
your Fund from the drop-down menu and                                                     proxies related to its portfolio
click on Complete Quarterly Holdings.        A description of the policies and            securities during the 12 months ended June
Shareholders can also look up the Fund's     procedures that the Fund uses to determine   30, 2006, is available at our Web site. Go
Forms N-Q on the SEC Web site at sec.gov.    how to vote proxies relating to portfolio    to AIMinvestments.com, access the About Us
Copies of the Fund's Forms N-Q may be        securities is available without charge,      tab, click on Required Notices and then
reviewed and copied at the SEC Public        upon request, from our Client Services       click on Proxy Voting Activity. Next,
Reference Room in Washington, D.C. You can   department at 800-959-4246 or on the AIM     select the Fund from the drop-down menu.
obtain information on the operation of the   Web site, AIMinvestments.com.                The information is also available on the
Public Reference Room, including                                                          SEC Web site, sec.gov.
information

AIM MUNICIPAL BOND FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             period. Simply divide your account value     EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600 account    ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
two types of costs: (1) transaction costs,   value divided by $1,000 = 8.6), then         YOU PAID FOR THE PERIOD. YOU MAY USE THIS
which may include sales charges (loads) on   multiply the result by the number in the     INFORMATION TO COMPARE THE ONGOING COSTS
purchase payments or contingent deferred     table under the heading entitled "Actual     OF INVESTING IN THE FUND AND OTHER FUNDS.
sales charges on redemptions, and            Expenses Paid During Period" to estimate     TO DO SO, COMPARE THIS 5% HYPOTHETICAL
redemption fees, if any; and (2) ongoing     the expenses you paid on your account        EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
costs, including management fees;            during this period.                          THAT APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service (12b-1) fees;                                                 THE OTHER FUNDS.
and other Fund expenses. This example is     HYPOTHETICAL EXAMPLE FOR COMPARISON
intended to help you understand your         PURPOSES                                          Please note that the expenses shown
ongoing costs (in dollars) of investing in                                                in the table are meant to highlight your
the Fund and to compare these costs with     The table below also provides information    ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transaction costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period August 1, 2006, through        which is not the Fund's actual return. The   hypothetical information is useful in
January 31, 2007.                            Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended January 31, 2007, appear in     costs of owning different funds. In
                                             the table "Fund vs. Indexes" on page 5.      addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together with the amount you invested, to
esti-

====================================================================================================================================
                                                                                           HYPOTHETICAL
                                                     ACTUAL                     (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING              EXPENSES              ENDING              EXPENSES         ANNUALIZED
SHARE            ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING          EXPENSE
CLASS              (8/1/06)             (1/31/07)(1)          PERIOD(2)            (1/31/07)             PERIOD(2)           RATIO

A                  $1,000.00             $1,027.40              $4.34              $1,020.92               $4.33             0.85%
B                   1,000.00              1,024.80               8.17               1,017.14                8.13             1.60
C                   1,000.00              1,024.90               8.17               1,017.14                8.13             1.60
Investor            1,000.00              1,029.30               3.58               1,021.68                3.57             0.70

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January 31, 2007, after actual expenses and will differ from the hypothetical ending account value which, is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM MUNICIPAL BOND FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      management team at this time. Although the
Securities Funds (the "Board") oversees      services to be provided by AIM. The          independent written evaluation of the
the management of AIM Municipal Bond         Board reviewed the services to be            Fund's Senior Officer (discussed below)
Fund (the "Fund") and, as required by        provided by AIM under the Advisory           only considered Fund performance through
law, determines annually whether to          Agreement. Based on such review, the         the most recent calendar year, the Board
approve the continuance of the Fund's        Board concluded that the range of            also reviewed more recent Fund
advisory agreement with A I M Advisors,      services to be provided by AIM under the     performance, which did not change their
Inc. ("AIM"). Based upon the                 Advisory Agreement was appropriate and       conclusions.
recommendation of the Investments            that AIM currently is providing services
Committee of the Board, at a meeting         in accordance with the terms of the          o Meetings with the Fund's portfolio
held on June 27, 2006, the Board,            Advisory Agreement.                          managers and investment personnel. With
including all of the independent                                                          respect to the Fund, the Board is meeting
trustees, approved the continuance of        o The quality of services to be provided     periodically with such Fund's portfolio
the advisory agreement (the "Advisory        by AIM. The Board reviewed the               managers and/or other investment personnel
Agreement") between the Fund and AIM for     credentials and experience of the            and believes that such individuals are
another year, effective July 1, 2006.        officers and employees of AIM who will       competent and able to continue to carry
                                             provide investment advisory services to      out their responsibilities under the
  The Board considered the factors           the Fund. In reviewing the                   Advisory Agreement.
discussed below in evaluating the            qualifications of AIM to provide
fairness and reasonableness of the           investment advisory services, the Board      o Overall performance of AIM. The Board
Advisory Agreement at the meeting on         considered such issues as AIM's              considered the overall performance of AIM
June 27, 2006 and as part of the Board's     portfolio and product review process,        in providing investment advisory and
ongoing oversight of the Fund. In their      various back office support functions        portfolio administrative services to the
deliberations, the Board and the             provided by AIM and AIM's equity and         Fund and concluded that such performance
independent trustees did not identify        fixed income trading operations. Based       was satisfactory.
any particular factor that was               on the review of these and other
controlling, and each trustee attributed     factors, the Board concluded that the        o Fees relative to those of clients of AIM
different weights to the various             quality of services to be provided by        with comparable investment strategies. The
factors.                                     AIM was appropriate and that AIM             Board noted that AIM does not serve as an
                                             currently is providing satisfactory          advisor to other mutual funds or other
  One responsibility of the independent      services in accordance with the terms of     clients with investment strategies
Senior Officer of the Fund is to manage      the Advisory Agreement.                      comparable to those of the Fund.
the process by which the Fund's proposed
management fees are negotiated to ensure     o The performance of the Fund relative       o Fees relative to those of comparable
that they are negotiated in a manner         to comparable funds. The Board reviewed      funds with other advisors. The Board
which is at arms' length and reasonable.     the performance of the Fund during the       reviewed the advisory fee rate for the
To that end, the Senior Officer must         past one, three and five calendar years      Fund under the Advisory Agreement. The
either supervise a competitive bidding       against the performance of funds advised     Board compared effective contractual
process or prepare an independent            by other advisors with investment            advisory fee rates at a common asset level
written evaluation. The Senior Officer       strategies comparable to those of the        at the end of the past calendar year and
has recommended an independent written       Fund. The Board noted that the Fund's        noted that the Fund's rate was below the
evaluation in lieu of a competitive          performance was below the median             median rate of the funds advised by other
bidding process and, upon the direction      performance of such comparable funds for     advisors with investment strategies
of the Board, has prepared such an           the one and five year periods and above      comparable to those of the Fund that the
independent written evaluation. Such         such median performance for the three        Board reviewed. Based on this review, the
written evaluation also considered           year period. Based on this review and        Board concluded that the advisory fee rate
certain of the factors discussed below.      after taking account of all of the other     for the Fund under the Advisory Agreement
In addition, as discussed below, the         factors that the Board considered in         was fair and reasonable.
Senior Officer made a recommendation to      determining whether to continue the
the Board in connection with such            Advisory Agreement for the Fund, the         o Expense limitations and fee waivers. The
written evaluation.                          Board concluded that no changes should       Board noted that there were no fee waivers
                                             be made to the Fund and that it was not      or expense limitations currently in effect
  The discussion below serves as a           necessary to change the Fund's portfolio     for the Fund. The Board concluded that no
summary of the Senior Officer's              management team at this time. Although       such waivers or limitations were necessary
independent written evaluation and           the independent written evaluation of        at this time because the Fund's overall
recommendation to the Board in               the Fund's Senior Officer (discussed         expense ratio was below the median expense
connection therewith, as well as a           below) only considered Fund performance      ratio of the funds advised by other
discussion of the material factors and       through the most recent calendar year,       advisors with investment strategies
the conclusions with respect thereto         the Board also reviewed more recent Fund     comparable to those of the Fund that the
that formed the basis for the Board's        performance, which did not change their      Board reviewed.
approval of the Advisory Agreement.          conclusions.
After consideration of all of the                                                         o Breakpoints and economies of scale. The
factors below and based on its informed      o The performance of the Fund relative       Board reviewed the structure of the Fund's
business judgment, the Board determined      to indices. The Board reviewed the           advisory fee under the Advisory Agreement,
that the Advisory Agreement is in the        performance of the Fund during the past      noting that it includes three breakpoints.
best interests of the Fund and its           one, three and five calendar years           The Board reviewed the level of the Fund's
shareholders and that the compensation       against the performance of the Lipper        advisory fees, and noted that such fees,
to AIM under the Advisory Agreement is       General Municipal Debt Index. The Board      as a percentage of the Fund's net assets,
fair and reasonable and would have been      noted that the Fund's performance in         have decreased as net assets increased
obtained through arm's length                such periods was comparable to the           because the Advisory Agreement includes
negotiations.                                performance of such Index. Based on this     breakpoints. The Board noted that, due to
                                             review and after taking account of all       the Fund's asset levels at the end of the
  Unless otherwise stated, information       of the other factors that the Board          past calendar year and the way in which
presented below is as of June 27, 2006       considered in determining whether to         the advisory fee breakpoints
and does not reflect any changes that        continue the Advisory Agreement for the
may have occurred since June 27, 2006,       Fund, the Board concluded that no
including but not limited to changes to      changes should be made to the Fund and
the Fund's performance, advisory fees,       that it was not necessary to change the
expense limitations and/or fee waivers.      Fund's portfolio

                                                                     (continued)

AIM MUNICIPAL BOND FUND

have been structured, the Fund has yet       investment advisory and other
to fully benefit from the breakpoints.       activities and its financial
The Board concluded that the Fund's fee      condition, the Board concluded that
levels under the Advisory Agreement          the compensation to be paid by the
therefore reflect economies of scale and     Fund to AIM under its Advisory
that it was not necessary to change the      Agreement was not excessive.
advisory fee breakpoints in the Fund's
advisory fee schedule.                       o Benefits of soft dollars to AIM.
                                             The Board considered the benefits
o Investments in affiliated money market     realized by AIM as a result of
funds. The Board also took into account      brokerage transactions executed
the fact that uninvested cash and cash       through "soft dollar" arrangements.
collateral from securities lending           Under these arrangements, brokerage
arrangements, if any (collectively,          commissions paid by the Fund and/or
"cash balances") of the Fund may be          other funds advised by AIM are used
invested in money market funds advised       to pay for research and execution
by AIM pursuant to the terms of an SEC       services. This research may be used
exemptive order. The Board found that        by AIM in making investment
the Fund may realize certain benefits        decisions for the Fund. The Board
upon investing cash balances in AIM          concluded that such arrangements
advised money market funds, including a      were appropriate.
higher net return, increased liquidity,
increased diversification or decreased       o AIM's financial soundness in
transaction costs. The Board also found      light of the Fund's needs. The
that the Fund will not receive reduced       Board considered whether AIM is
services if it invests its cash balances     financially sound and has the
in such money market funds. The Board        resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests uninvested cash in affiliated        Agreement, and concluded that AIM
money market funds, AIM has voluntarily      has the financial resources
agreed to waive a portion of the             necessary to fulfill its
advisory fees it receives from the Fund      obligations under the Advisory
attributable to such investment. The         Agreement.
Board further determined that the
proposed securities lending program and      o Historical relationship between
related procedures with respect to the       the Fund and AIM. In determining
lending Fund is in the best interests of     whether to continue the Advisory
the lending Fund and its respective          Agreement for the Fund, the Board
shareholders. The Board therefore            also considered the prior
concluded that the investment of cash        relationship between AIM and the
collateral received in connection with       Fund, as well as the Board's
the securities lending program in the        knowledge of AIM's operations, and
money market funds according to the          concluded that it was beneficial to
procedures is in the best interests of       maintain the current relationship,
the lending Fund and its respective          in part, because of such knowledge.
shareholders.                                The Board also reviewed the general
                                             nature of the non-investment
o Independent written evaluation and         advisory services currently
recommendations of the Fund's Senior         performed by AIM and its
Officer. The Board noted that, upon          affiliates, such as administrative,
their direction, the Senior Officer of       transfer agency and distribution
the Fund, who is independent of AIM and      services, and the fees received by
AIM's affiliates, had prepared an            AIM and its affiliates for
independent written evaluation in order      performing such services. In
to assist the Board in determining the       addition to reviewing such
reasonableness of the proposed               services, the trustees also
management fees of the AIM Funds,            considered the organizational
including the Fund. The Board noted that     structure employed by AIM and its
the Senior Officer's written evaluation      affiliates to provide those
had been relied upon by the Board in         services. Based on the review of
this regard in lieu of a competitive         these and other factors, the Board
bidding process. In determining whether      concluded that AIM and its
to continue the Advisory Agreement for       affiliates were qualified to
the Fund, the Board considered the           continue to provide non-investment
Senior Officer's written evaluation.         advisory services to the Fund,
                                             including administrative, transfer
o Profitability of AIM and its               agency and distribution services,
affiliates. The Board reviewed               and that AIM and its affiliates
information concerning the profitability     currently are providing
of AIM's (and its affiliates')               satisfactory non-investment
investment advisory and other activities     advisory services.
and its financial condition. The Board
considered the overall profitability of      o Other factors and current trends.
AIM, as well as the profitability of AIM     The Board considered the steps that
in connection with managing the Fund.        AIM and its affiliates have taken
The Board noted that AIM's operations        over the last several years, and
remain profitable, although increased        continue to take, in order to
expenses in recent years have reduced        improve the quality and efficiency
AIM's profitability. Based on the review     of the services they provide to the
of the profitability of AIM's and its        Funds in the areas of investment
affiliates'                                  performance, product line
                                             diversification, distribution, fund
                                             operations, shareholder services
                                             and compliance. The Board concluded
                                             that these steps taken by AIM have
                                             improved, and are likely to
                                             continue to improve, the quality
                                             and efficiency of the services AIM
                                             and its affiliates provide to the
                                             Fund in each of these areas, and
                                             support the Board's approval of the
                                             continuance of the Advisory
                                             Agreement for the Fund.

AIM Municipal Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
MUNICIPAL
  OBLIGATIONS-99.68%

ALABAMA-1.59%

Alabama (State of) Public
  School & College
  Authority; Series 1999
  C, Capital Improvement
  RB
  5.75%, 07/01/17(b)        AA     Aa2     $ 1,400    $  1,478,008
------------------------------------------------------------------
Baldwin (County of);
  Series 2006 A,
  Unlimited Tax GO Wts.
  (INS-XL Capital
  Assurance Inc.)
  5.00%, 01/01/21(b)(c)    AAA     Aaa       1,490       1,588,012
------------------------------------------------------------------
Birmingham (City of)
  Special Care Facilities
  Financing Authority
  (Children's Hospital of
  Alabama); Series 2002,
  Health Care Facility RB
  (INS-Ambac Assurance
  Corp.)
  5.38%, 06/01/23(b)(c)    AAA     Aaa       1,500       1,593,480
------------------------------------------------------------------
Jefferson (County of);
  Series 2000, School
  Limited Tax GO Wts.
  (INS-Financial Security
  Assurance Inc.)
  5.50%, 02/15/20(b)(c)    AAA     Aaa       1,250       1,303,312
------------------------------------------------------------------
  Series 2001 A Capital
  Improvement Sewer Wts.
  RB
  5.00%,
  02/01/11(b)(d)(e)        AAA     Aaa         775         816,083
------------------------------------------------------------------
Lauderdale (County of) &
  Florence (City of)
  Health Care Authority
  (Coffee Health Group);
  Series 2000 A, RB
  (INS-MBIA Insurance
  Corp.)
  6.00%, 07/01/29(b)(c)    AAA     Aaa       1,000       1,077,530
------------------------------------------------------------------
University of Alabama;
  Series 2004 A, RB
  (INS-MBIA
  Insurance Corp.)
  5.00%, 07/01/29(b)(c)    AAA     Aaa       1,000       1,049,780
==================================================================
                                                         8,906,205
==================================================================

ALASKA-0.38%

Alaska (State of) Housing
  Finance Corp. (State
  Building Lease); Series
  1999, RB
  5.75%,
  04/01/10(b)(d)(e)        AAA     Aaa       2,000       2,116,060
==================================================================

AMERICAN SAMOA-0.23%

American Samoa (Territory
  of); Series 2000,
  Refunding Unlimited Tax
  GO (INS-ACA Financial
  Guaranty Corp.)
  6.00%, 09/01/08(b)(c)     A      --        1,280       1,310,733
==================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------


ARIZONA-0.19%

Phoenix (City of) Civic
  Improvement Corp.
  (Waste Water System);
  Series 2000, Jr. Lien
  RB (INS-Financial
  Guaranty Insurance Co.)
  5.70%, 07/01/08(b)(c)    AAA     Aaa     $ 1,055    $  1,083,749
==================================================================

ARKANSAS-0.28%

North Little Rock (City
  of) Health Facilities
  Board (Baptist Health);
  Series 2001, Health
  Care RB
  5.70%, 07/01/22(b)        A+     --          500         518,470
------------------------------------------------------------------
Van Buren (County of)
  Public Facilities
  Board; Series 2000,
  Refunding &
  Construction Sales &
  Use Tax RB (INS-Ambac
  Assurance Corp.)
  5.60%, 12/01/25(b)(c)     --     Aaa       1,000       1,057,220
==================================================================
                                                         1,575,690
==================================================================

CALIFORNIA-4.09%

ABAG Finance Authority
  for Non-Profit Corps.
  (Lincoln Glen Manor for
  Senior Citizens);
  Series 2000, COP
  (CEP-Cal-Mortgage)
  6.10%, 02/15/25(b)        A+     --        1,000       1,034,530
------------------------------------------------------------------
ABAG Finance Authority
  for Non-Profit Corps.
  (Lytton Gardens Inc.);
  Series 1999, COP
  (CEP-Cal-Mortgage)
  6.00%, 02/15/19(b)        A+     --        1,585       1,637,162
------------------------------------------------------------------
ABAG Finance Authority
  for Non-Profit Corps.
  (Odd Fellows Home of
  California); Series
  1999, COP
  (CEP-Cal-Mortgage)
  6.00%, 08/15/24(b)        A+     --        1,000       1,022,020
------------------------------------------------------------------
Bell (City of) Community
  Housing Authority;
  Series 2005, Refunding
  Lease RB (INS-Ambac
  Assurance Corp.)
  5.00%, 10/01/30(b)(c)    AAA     --        1,000       1,044,940
------------------------------------------------------------------
Big Bear Lake (City of);
  Series 1996, Refunding
  Water RB (INS-MBIA
  Insurance Corp.)
  6.00%, 04/01/22(b)(c)    AAA     Aaa       2,000       2,336,300
------------------------------------------------------------------
California (State of)
  Series 2003, Unlimited
  Tax GO (INS-Ambac
  Assurance Corp.)
  5.00%, 02/01/33(b)(c)    AAA     Aaa       2,445       2,548,032
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
CALIFORNIA-(CONTINUED)

California (State of)
  Department of Water
  Resources; Series 2002
  A, Power Supply RB
  5.38%,
  05/01/12(b)(d)(e)        NRR     Aaa     $ 1,000    $  1,088,800
------------------------------------------------------------------
California (State of)
  Educational Facilities
  Authority (Fresno
  Pacific University);
  Series 2000 A, RB
  6.05%, 03/01/11(b)        --    Baa3       1,350       1,435,523
------------------------------------------------------------------
California State
  University
  (Systemwise); Series
  2005 A, RB (INS-Ambac
  Assurance Corp.)
  5.00%, 11/01/25(b)(c)    AAA     Aaa       2,100       2,229,381
------------------------------------------------------------------
Dinuba (City of)
  Redevelopment Agency
  (Merged City
  Redevelopment Project
  No. 2); Series 2006
  Refunding TAN
  (INS-Ambac Assurance
  Corp.)
  4.25%, 09/01/26(b)(c)    AAA     Aaa       1,000         975,300
------------------------------------------------------------------
  Series 2005 Refunding
  TAN (INS-Ambac
  Assurance Corp.)
  5.00%, 09/01/34(b)(c)    AAA     Aaa       1,000       1,045,340
------------------------------------------------------------------
El Centro (City of)
  Financing Authority;
  Series 2006 A, Water RB
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 10/01/26(b)(c)    AAA     Aaa       2,000       2,120,920
------------------------------------------------------------------
Foothill/Eastern Corridor
  Agency (California Toll
  Road Project); Series
  1995 A, Sr. Lien RB
  6.00%,
  01/01/10(b)(d)(e)        AAA     Aaa         400         425,676
------------------------------------------------------------------
Montclair (City of)
  Financing Authority
  (Public Facilities
  Project); Series 2005,
  Lease RB (INS-Ambac
  Assurance Corp.)
  4.60%, 10/01/25(b)(c)    AAA     --        1,150       1,172,241
------------------------------------------------------------------
Sacramento (City of)
  Financing Authority
  (Convention Center
  Hotel); Series 1999 A,
  Sr. RB
  6.25%, 01/01/30(b)(f)     --     --          660         685,839
------------------------------------------------------------------
Saugus (City of) Union
  School District; Series
  2005 B, Unlimited Tax
  GO
  5.00%,
  08/01/15(b)(d)(e)        AAA     Aaa       2,000       2,178,800
==================================================================
                                                        22,980,804
==================================================================

COLORADO-4.14%

Aurora (City of); Series
  2000, Public
  Improvement COP
  5.50%,
  12/01/10(b)(d)(e)        AAA     Aaa       3,330       3,535,528
------------------------------------------------------------------
Boulder (County of);
  Series 2005 A, Open
  Space Capital
  Improvement Trust Fund
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.00%, 01/01/24(b)(c)    AAA     Aaa       4,145       4,411,855
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
COLORADO-(CONTINUED)

Castlewood Ranch
  Metropolitan District
  Series 2006, Refunding
  Unlimited Tax GO
  (INS-XL Capital
  Assurance Inc.)
  4.25%, 12/01/29(b)(c)    AAA     --      $ 1,500    $  1,438,500
------------------------------------------------------------------
Colorado (State of) E-470
  Public Highway
  Authority; Series 2000
  A, Sr. RB
  5.75%,
  09/01/35(b)(d)(e)        AAA     Aaa       1,000       1,083,770
------------------------------------------------------------------
Colorado (State of)
  Educational & Cultural
  Facilities Authority
  (Charter School-Peak to
  Peak Project); Series
  2004, Refunding &
  Improvement RB (INS-XL
  Capital Assurance Inc.)
  5.25%, 08/15/24(b)(c)    AAA     Aaa       1,000       1,083,250
------------------------------------------------------------------
Colorado (State of)
  Health Facilities
  Authority (Exempla
  Inc.); Series 2002 A RB
  5.50%, 01/01/23(b)        A-     A1        2,850       3,011,167
------------------------------------------------------------------
  5.63%, 01/01/33(b)        A-     A1        2,000       2,103,820
------------------------------------------------------------------
Denver (City of) Health &
  Hospital Authority;
  Series 2004 A,
  Refunding Health Care
  RB
  6.25%, 12/01/33(b)       BBB    Baa3         750         825,300
------------------------------------------------------------------
Meridian Metropolitan
  District; Series 2001
  B, Refunding &
  Improvement Unlimited
  Tax GO (INS-Radian
  Asset Assurance, Inc.)
  5.00%, 12/01/25(b)(c)     AA     --        1,000       1,027,070
------------------------------------------------------------------
MidCities Metropolitan
  District No. 2; Series
  2006, Refunding &
  Improvement Unlimited
  Tax GO (INS-Radian
  Asset
  Assurance, Inc.)
  5.13%, 12/01/30(b)(c)     AA     --        2,000       2,106,340
------------------------------------------------------------------
Northwest Parkway Public
  Highway Authority;
  Series 2001 A, Sr. RB
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 06/15/41(b)(c)    AAA     Aaa       1,000       1,060,960
------------------------------------------------------------------
Superior (City of)
  Metropolitan District
  No. 1; Series 2006,
  Refunding RB (INS-Ambac
  Assurance Corp.)
  5.00%, 12/01/23(b)(c)    AAA     Aaa       1,450       1,549,035
==================================================================
                                                        23,236,595
==================================================================

CONNECTICUT-2.41%

Connecticut (State of)
  (Bradley International
  Airport); Series 2000
  A, Special Obligation
  Parking RB (INS-ACA
  Financial Guaranty
  Corp.)
  6.60%,
  07/01/24(b)(c)(g)         A      --        1,250       1,359,212
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
CONNECTICUT-(CONTINUED)

Connecticut (State of)
  (Transportation
  Infrastructure); Series
  1991 B, Special
  Obligation Tax RB
  6.50%, 10/01/10(b)        AA     A1      $   530    $    576,677
------------------------------------------------------------------
  6.50%, 10/01/12(b)        AA     A1        1,500       1,690,455
------------------------------------------------------------------
Connecticut (State of)
  Area Cooperative
  Educational Services
  (Staff
  Development/Administration
  Facilities); Series
  1999, Unlimited Tax GO
  (INS-ACA Financial
  Guaranty Corp.)
  5.63%, 07/15/19(b)(c)     A      --        1,060       1,086,405
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Bridgeport Hospital);
  Series 1992 A, RB
  (INS-MBIA Insurance
  Corp.) 6.63%,
  07/01/18(b)(c)           AAA     Aaa         500         500,450
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (Loomis Chaffee
  School); Series 2001 D,
  RB
  5.25%,
  07/01/11(b)(d)(e)        NRR     NRR       1,000       1,066,330
------------------------------------------------------------------
Connecticut (State of)
  Health & Educational
  Facilities Authority
  (William W. Backus
  Hospital); Series 1997
  D, RB
  5.75%,
  07/01/07(b)(d)(e)        AAA     Aaa       1,000       1,028,430
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority (Group Home
  Mortgage); Series 2000
  GH-5, Special
  Obligation RB
  (INS-Ambac Assurance
  Corp.)
  5.85%, 06/15/30(b)(c)    AAA     Aaa         500         527,770
------------------------------------------------------------------
Connecticut (State of)
  Housing Finance
  Authority (Housing
  Mortgage Finance
  Program); Series 1998
  C, RB
  5.50%, 11/15/35(b)(g)    AAA     Aaa       1,775       1,818,771
------------------------------------------------------------------
  Series 1996 C-1, RB
  6.30%, 11/15/17(b)       AAA     Aaa       1,015       1,038,112
------------------------------------------------------------------
Mansfield (City of);
  Series 1990, Unlimited
  Tax GO
  6.00%, 06/15/07(b)        --     Aa3         100         100,823
------------------------------------------------------------------
New Britain (City of);
  Series 1992, Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  6.00%, 02/01/11(b)(c)    AAA     Aaa         400         432,748
------------------------------------------------------------------
North Canaan (City of);
  Series 1991 Unlimited
  Tax GO
  6.50%, 01/15/10(b)        --     A3          125         133,955
------------------------------------------------------------------
  6.50%, 01/15/11(b)        --     A3          125         137,444
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------

CONNECTICUT-(CONTINUED)

Somers (City of); Series
  1990, Unlimited Tax GO
  6.00%, 12/01/10(b)        --     A1      $   190    $    203,959
------------------------------------------------------------------
University of
  Connecticut; Series
  2000 A, Student Fee RB
  6.00%,
  11/15/10(b)(d)(e)        NRR     NRR       1,325       1,440,527
------------------------------------------------------------------
Westbrook (City of);
  Series 1992, Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.)
  6.40%, 03/15/10(b)(c)    AAA     Aaa         380         409,176
==================================================================
                                                        13,551,244
==================================================================

DELAWARE-0.05%

Delaware (State of)
  Economic Development
  Authority (Osteopathic
  Hospital Association);
  Series 1993 A, RB
  6.75%, 01/01/13(b)(e)    NRR     Aaa         250         275,763
==================================================================

DISTRICT OF
  COLUMBIA-0.42%

District of Columbia
  (George Washington
  University); Series
  2001 A, RB (INS-MBIA
  Insurance Corp.)
  5.13%, 09/15/31(b)(c)    AAA     Aaa       1,000       1,039,640
------------------------------------------------------------------
District of Columbia
  (Gonzaga College High
  School); Series 1999,
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.38%, 07/01/19(b)(c)    AAA     Aaa       1,055       1,098,002
------------------------------------------------------------------
District of Columbia
  (Mandarin Oriental
  Hotel Project); Series
  2002, Tax Increment TAN
  (INS-Financial Security
  Assurance Inc.) 5.25%,
  07/01/22(b)(c)           AAA     Aaa         200         212,436
==================================================================
                                                         2,350,078
==================================================================

FLORIDA-1.66%

Brevard (County of)
  School Board; Series
  2006 A, COP (INS-Ambac
  Assurance Corp.)
  5.00%, 07/01/22(b)(c)     --     Aaa       1,000       1,057,370
------------------------------------------------------------------
Charlotte (County of);
  Series 2007, Capital
  Improvement RB
  (INS-MBIA Insurance
  Corp.)
  4.50%, 10/01/27(b)(c)     --     Aaa       1,000         997,280
------------------------------------------------------------------
Crossings at Fleming
  Island Community
  Development District;
  Series 2000 B,
  Refunding Special
  Assessment RB (INS-MBIA
  Insurance Corp.)
  5.80%, 05/01/16(b)(c)    AAA     Aaa       1,000       1,066,990
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
FLORIDA-(CONTINUED)

Jacksonville (City of)
  Health Facilities
  Authority (Ascension
  Health Credit Group);
  Series 2002 A, RB
  5.25%, 11/15/32(b)        AA     Aa2     $ 1,500    $  1,578,405
------------------------------------------------------------------
Miami-Dade (County of)
  (Miami International
  Airport); Series 2000
  B, Aviation RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.75%, 10/01/29(b)(c)    AAA     Aaa       2,000       2,149,960
------------------------------------------------------------------
Okaloosa (County of)
  Series 2006, Water &
  Sewer RB (INS-Financial
  Security Assurance
  Inc.) 4.50%,
  07/01/25(b)(c)           AAA     Aaa       1,370       1,374,124
------------------------------------------------------------------
Sunrise (City of) Utility
  System; Series 1998,
  Refunding RB (INS-Ambac
  Assurance Corp.)
  5.00%, 10/01/28(b)(c)    AAA     Aaa       1,000       1,074,040
==================================================================
                                                         9,298,169
==================================================================

GEORGIA-0.76%

Gilmer (County of)
  Building Authority
  (Courthouse Project);
  Series 2005 A, RB
  (INS-XL Capital
  Assurance Inc.)
  5.00%, 04/01/29(b)(c)    AAA     Aaa       2,000       2,108,000
------------------------------------------------------------------
Gwinnett (County of)
  Water & Sewer
  Authority; Series 2002,
  RB
  5.25%,
  08/01/12(b)(d)(e)        AAA     Aaa       2,000       2,145,520
==================================================================
                                                         4,253,520
==================================================================

ILLINOIS-6.13%

Bellwood (City of);
  Series 2002, Unlimited
  Tax GO
  5.25%,
  12/01/12(b)(d)(e)        NRR     Aaa       1,000       1,075,040
------------------------------------------------------------------
Chicago (City of)
  (Cottage View Terrace
  Apartments); Series2000
  A, FHA/GNMA
  Collateralized
  Multi-Family Housing RB
  (CEP-GNMA)
  6.13%, 02/20/42(b)(g)    AAA     --        1,545       1,611,976
------------------------------------------------------------------
Chicago (City of);
  Series 2001 A, Project
  & Refunding Unlimited
  Tax GO
  5.25%,
  01/01/11(b)(d)(e)        AAA     Aaa          65          68,974
------------------------------------------------------------------
  Series 2001, Special
  Transportation RB
  5.25%,
  01/01/27(b)(d)(e)        AAA     Aaa       1,000       1,060,770
------------------------------------------------------------------
  Series 2001 A Project &
  Refunding Unlimited Tax
  GO (INS-MBIA Insurance
  Corp.)
  5.25%, 01/01/33(b)(c)    AAA     Aaa       3,875       4,060,070
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
ILLINOIS-(CONTINUED)

  Series 2000 C, Project
  & Refunding Unlimited
  Tax GO
  5.50%,
  07/01/10(b)(d)(e)        AAA     Aaa     $ 1,755    $  1,865,986
------------------------------------------------------------------
  Series 2000 C Project &
  Refunding Unlimited Tax
  GO (INS-Financial
  Guaranty Insurance Co.)
  5.50%, 01/01/40(b)(c)    AAA     Aaa         995       1,047,486
------------------------------------------------------------------
Cook (County of); Series
  2004 B, Capital
  Improvement Unlimited
  Tax GO (INS-MBIA
  Insurance Corp.) 5.00%,
  11/15/29(b)(c)           AAA     Aaa       1,000       1,050,520
------------------------------------------------------------------
Freeport (City of);
  Series 2000, Sewer
  System Improvements
  Unlimited Tax GO 6.00%,
  12/01/10(b)(d)(e)        AAA     Aaa       1,000       1,085,060
------------------------------------------------------------------
Illinois (State of)
  Department of Central
  Management Services;
  Series 1999, COP
  (INS-MBIA Insurance
  Corp.)
  5.85%, 07/01/19(b)(c)    AAA     Aaa       1,750       1,835,942
------------------------------------------------------------------
Illinois (State of)
  Development Finance
  Authority (Adventist
  Health Systems
  Project); Series 1997
  A, RB (INS-MBIA
  Insurance Corp.)
  6.00%, 11/15/11(b)(c)    AAA     Aaa       2,500       2,700,525
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Northwestern
  University); Series
  1997, Adjustable Rate
  Medium Term RB
  5.25%,
  11/01/14(b)(d)(e)        NRR     Aaa       1,000       1,092,170
------------------------------------------------------------------
Illinois (State of)
  Educational Facilities
  Authority (Robert
  Morris College); Series
  2000 RB (INS-MBIA
  Insurance Corp.)
  5.75%, 06/01/20(b)(c)     --     Aaa       1,305       1,325,750
------------------------------------------------------------------
  5.80%, 06/01/30(b)(c)     --     Aaa       1,000       1,013,300
------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Blessing
  Hospital); Series 1999
  A, RB (INS-Financial
  Security Assurance
  Inc.)
  6.00%, 11/15/19(b)(c)    AAA     Aaa       1,000       1,050,140
------------------------------------------------------------------
Illinois (State of)
  Health Facilities
  Authority (Evangelical
  Hospital Corp.);
  Series 1992 A,
  Refunding RB
  6.25%, 04/15/22(b)(e)    NRR     Aaa       1,000       1,177,080
------------------------------------------------------------------
  Series 1992 C, RB
  6.25%, 04/15/22(b)(e)    NRR     NRR       1,150       1,383,243
------------------------------------------------------------------
Illinois (State of)
  Municipal Electric
  Agency; Series 2006,
  Power Supply RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 02/01/26(b)(c)    AAA     Aaa       4,000       4,231,360
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Metropolitan Pier &
  Exposition Authority
  (McCormick Place
  Expansion); Series 2002
  A Capital Appreciation
  Dedicated State Tax RB
  (INS-MBIA Insurance
  Corp.)
  5.25%, 06/15/42(b)(c)    AAA     Aaa     $ 1,000    $  1,056,890
------------------------------------------------------------------
  6.97%,
  06/15/30(b)(c)(h)        AAA     Aaa       1,000         355,220
------------------------------------------------------------------
Tazewell (County of)
  Community High School
  District No. 303
  (Pekin); Series 1996,
  Unlimited Tax GO
  (INS-Financial Guaranty
  Insurance Co.)
  5.63%, 01/01/14(b)(c)    AAA     Aaa         160         161,160
------------------------------------------------------------------
Will (County of) School
  District No. 086
  (Joliet); Series 2000 B
  Refunding Unlimited Tax
  GO (INS-Financial
  Security Assurance
  Inc.) 5.00%,
  03/01/20(b)(c)            --     Aaa       1,680       1,788,293
------------------------------------------------------------------
  5.00%, 03/01/24(b)(c)     --     Aaa       1,000       1,058,260
------------------------------------------------------------------
Will (County of) School
  District No. 122 (New
  Lenox); Series 2000 A
  Unlimited Tax GO
  6.50%,
  11/01/10(b)(d)(e)        NRR     Aaa          80          87,515
------------------------------------------------------------------
  6.50%,
  11/01/10(b)(d)(e)        NRR     Aaa         510         557,909
------------------------------------------------------------------
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.) 6.50%,
  11/01/14(b)(c)            --     Aaa         575         627,337
==================================================================
                                                        34,427,976
==================================================================

INDIANA-5.97%

East Allen (County of)
  Multi-School Building
  Corp.; Series 2000,
  First Mortgage RB
  5.75%,
  01/15/10(b)(d)(e)        AAA     Aaa         735         774,969
------------------------------------------------------------------
Hancock (County of) &
  Mount Vernon (City of)
  Multi-School Building
  Corp.; Series 2001 A,
  First Mortgage RB
  (CEP-State Aid
  Withholding)
  5.45%,
  07/15/11(b)(d)(e)        NRR     NRR       1,000       1,067,290
------------------------------------------------------------------
Indiana (State of) Bond
  Bank; Series 2000 A,
  Special Program RB
  5.90%,
  02/01/10(b)(d)(e)        AAA     Aaa       1,000       1,068,320
------------------------------------------------------------------
Indiana (State of)
  Transportation Finance
  Authority; Series 2000
  Highway RB
  5.38%,
  12/01/10(b)(d)(e)        NRR     NRR         435         458,660
------------------------------------------------------------------
  5.38%, 12/01/25(b)        AA     Aa2       1,565       1,654,111
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
INDIANA-(CONTINUED)

Indianapolis (City of)
  Local Public
  Improvement Bond Bank
  (Waterworks Project);
  Series 2002 A, RB
  5.25%,
  07/01/12(b)(d)(e)        AAA     Aaa     $ 1,000    $  1,070,220
------------------------------------------------------------------
Lafayette (City of);
  Series 2002, Sewer RB
  5.15%,
  07/01/12(b)(d)(e)        AAA     Aaa       1,000       1,073,530
------------------------------------------------------------------
Noblesville (City of)
  Redevelopment Authority
  (Lease Rental 146th
  Street Extension
  Project); Series 2006 A
  Economic Development RB
  5.25%, 08/01/21(b)        A+     --        1,000       1,066,950
------------------------------------------------------------------
  5.25%, 08/01/25(b)        A+     --        1,570       1,665,095
------------------------------------------------------------------
Northern Wells (City of)
  Community School
  Building Corp.; Series
  2002, First Mortgage RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.40%, 07/15/23(b)(c)    AAA     Aaa         500         533,425
------------------------------------------------------------------
Petersburg (City of)
  (Indiana Power & Light
  Co.); Series 1991,
  Refunding PCR
  5.75%, 08/01/21(b)       BBB-   Baa1       4,000       4,270,040
------------------------------------------------------------------
Petersburg (City of)
  (Indiana Power &
  Lighting Co.); Series
  1993 B, Refunding PCR
  (INS-MBIA Insurance
  Corp.)
  5.40%, 08/01/17(b)(c)    AAA     Aaa       9,850      11,057,807
------------------------------------------------------------------
Rockport (City of) (AEP
  Generating Co.); Series
  1995 A, Refunding PCR
  (INS-Ambac Assurance
  Corp.) 4.15%,
  07/01/11(b)(c)(d)        AAA     Aaa       2,000       2,023,440
------------------------------------------------------------------
Rockville (City of)
  School Building Corp.;
  Series 2006, First
  Mortgage RB
  (INS-Financial Security
  Assurance Inc.)
  5.00%, 07/15/26(b)(c)    AAA     Aaa       3,430       3,630,141
------------------------------------------------------------------
St. Joseph (County of)
  Hospital Authority
  (Memorial Health
  System); Series 2000,
  Health System RB
  5.63%,
  02/15/11(b)(d)(e)        AAA     Aaa       1,000       1,066,010
------------------------------------------------------------------
Wa-Nee Middle School
  Building Corp.; Series
  2001, First Mortgage
  Unlimited Tax GO
  5.50%,
  07/15/11(b)(d)(e)        AAA     Aaa       1,000       1,069,320
==================================================================
                                                        33,549,328
==================================================================

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------

KANSAS-0.49%

Overland Park Development
  Corp. (Overland Park
  Convention Center Hotel
  Project); Series 2001
  A, First Tier RB
  7.38%, 01/01/32(b)(f)     --     --      $ 1,635    $  1,784,962
------------------------------------------------------------------
University of Kansas
  Hospital Authority;
  Series 2006, Refunding
  & Improvement Health
  Facilities RB
  4.50%, 09/01/32(b)        A      --        1,000         977,670
==================================================================
                                                         2,762,632
==================================================================

LOUISIANA-4.01%

East Baton Rouge (Parish
  of) Sewer Commission;
  Series 2006 A Refunding
  RB (INS-Financial
  Security
  Assurance Inc.)
  5.00%, 02/01/25(b)(c)    AAA     Aaa       1,000       1,056,310
------------------------------------------------------------------
  5.00%, 02/01/26(b)(c)    AAA     Aaa       1,000       1,054,780
------------------------------------------------------------------
Jefferson (City of) Sales
  Tax District; Series
  2005, Special Sales Tax
  RB (INS-Ambac Assurance
  Corp.)
  5.00%, 12/01/21(b)(c)    AAA     Aaa       1,240       1,320,898
------------------------------------------------------------------
Lafayette (City of);
  Series 2000 A, Public
  Improvement Sales Tax
  RB
  5.50%,
  03/01/10(b)(d)(e)        AAA     Aaa       2,360       2,510,308
------------------------------------------------------------------
Louisiana (State of)
  Local Government
  Environmental
  Facilities & Community
  Development Authority
  (Parking Facilities
  Corp. Garage Project);
  Series 2001 A, RB
  (INS-Ambac Assurance
  Corp.)
  5.20%, 10/01/20(b)(c)    AAA     Aaa       1,760       1,850,341
------------------------------------------------------------------
Louisiana (State of)
  Local Government
  Environmental
  Facilities & Community
  Development Authority;
  Series 2000 A Capital
  Projects & Equipment
  Acquisitions RB
  (INS-Ambac Assurance
  Corp.)
  6.30%, 07/01/30(b)(c)    AAA     Aaa       2,000       2,368,560
------------------------------------------------------------------
  Capital Projects &
  Equipment Acquisitions
  RB (INS-ACA Financial
  Guaranty Corp.)
  6.55%, 09/01/25(b)(c)     A      --        5,290       5,984,101
------------------------------------------------------------------
Louisiana (State of)
  Public Facilities
  Authority (Ochsner
  Clinic Foundation
  Project); Series 2002
  B, RB
  5.50%, 05/15/32(b)        --     A3        1,000       1,050,180
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------

LOUISIANA-(CONTINUED)

Louisiana (State of)
  Public Facilities
  Authority (Tulane
  University); Series
  2002 A, RB (INS-Ambac
  Assurance Corp.)
  5.13%, 07/01/27(b)(c)    AAA     Aaa     $ 2,100    $  2,198,154
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service
  District No. 1
  (Glenwood Regional
  Medical Center); Series
  1996, Refunding
  Hospital RB
  (INS-Financial Security
  Assurance Inc.)
  5.70%, 05/15/16(b)(c)    AAA     Aaa       1,000       1,050,100
------------------------------------------------------------------
St. John Baptist (Parish
  of) Sales Tax District;
  Series 1987, RB
  7.60%, 01/01/08(b)(e)    NRR     NRR         500         517,280
------------------------------------------------------------------
  7.60%, 01/01/09(b)(e)    NRR     NRR         500         534,925
------------------------------------------------------------------
Tangipahoa (Parish of)
  Hospital Service
  District No. 1 (North
  Oaks Medical Center
  Project); Series 2003
  A, Refunding Hospital
  RB
  5.00%, 02/01/25(b)        A      --        1,000       1,027,830
==================================================================
                                                        22,523,767
==================================================================

MAINE-0.47%

Maine (State of) Housing
  Authority; Series 1997
  D-1 Mortgage RB
  4.90%, 11/15/07(b)       AA+     Aa1       1,300       1,309,516
------------------------------------------------------------------
  Series 1999 E-1
  Mortgage RB
  5.85%, 11/15/20(b)       AA+     Aa1       1,305       1,305,561
==================================================================
                                                         2,615,077
==================================================================

MARYLAND-0.18%

Maryland (State of)
  Health & Higher
  Educational Facilities
  Authority (University
  of Maryland Medical
  System); Series 2001,
  RB
  5.25%, 07/01/28(b)        A      A3        1,000       1,036,090
==================================================================

MASSACHUSETTS-2.87%

Boston (City of) Water &
  Sewer Commission;
  Series 1993 A, Sr. RB
  (INS-MBIA Insurance
  Corp.)
  5.25%, 11/01/19(b)(c)    AAA     Aaa       5,385       5,988,766
------------------------------------------------------------------
Massachusetts (State of)
  Bay Transportation
  Authority; Series 2002
  A, Sr. Sales Tax RB
  5.00%,
  07/01/12(b)(d)(e)        AAA     NRR       1,500       1,589,415
------------------------------------------------------------------
Massachusetts (State of)
  Development Finance
  Agency (Boston
  University); Series
  1999 P, RB
  6.00%, 05/15/59(b)       BBB+    A3        5,500       6,647,905
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
MASSACHUSETTS-(CONTINUED)

Massachusetts (State of)
  Development Finance
  Agency (College Issue);
  Series 2003 B, RB
  (CEP-XL Capital Ltd.)
  5.25%, 07/01/33(b)       AAA     Aaa     $ 1,000    $  1,063,010
------------------------------------------------------------------
Massachusetts (State of);
  Series 2000 A, Consumer
  Lien Limited Tax GO
  5.75%, 02/01/09(b)        AA     Aa2         785         814,665
==================================================================
                                                        16,103,761
==================================================================

MICHIGAN-5.40%

Allegan (City of) Public
  School District; Series
  2000, Unlimited Tax GO
  5.75%,
  05/01/10(b)(d)(e)        AAA     Aaa         500         529,730
------------------------------------------------------------------
Almont (City of)
  Community Schools;
  Series 2002, Refunding
  School Building & Site
  Unlimited Tax GO
  5.00%,
  11/01/12(b)(d)(e)        NRR     NRR       1,000       1,061,300
------------------------------------------------------------------
Bullock Creek School
  District; Series 2000,
  Unlimited Tax GO
  5.50%,
  05/01/10(b)(d)(e)        NRR     NRR       1,000       1,050,350
------------------------------------------------------------------
Caledonia (City of)
  Community Schools;
  Series 2005 Refunding
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 05/01/25(b)(c)    AAA     Aaa       1,000       1,057,310
------------------------------------------------------------------
  Series 2000 Unlimited
  Tax GO
  5.50%,
  05/01/10(b)(d)(e)        AAA     Aaa       1,000       1,051,910
------------------------------------------------------------------
Chippewa Valley Schools;
  Series 2005, Refunding
  Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.) 5.00%,
  05/01/24(b)(c)           AAA     Aaa       1,850       1,950,751
------------------------------------------------------------------
  Series 2002, Refunding
  Unlimited Tax GO
  5.13%,
  05/01/12(b)(d)(e)        NRR     NRR       1,000       1,062,350
------------------------------------------------------------------
Detroit (City of) Water
  Supply System; Series
  2001 A
  Sr. Lien RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 07/01/30(b)(c)    AAA     Aaa       5,000       5,163,200
------------------------------------------------------------------
  Sr. Lien RB 5.25%,
  07/01/11(b)(d)(e)        AAA     Aaa       1,655       1,748,689
------------------------------------------------------------------
  5.25%,
  07/01/11(b)(d)(e)        AAA     Aaa       1,845       1,953,283
------------------------------------------------------------------
Jackson (City of)
  Brownfield
  Redevelopment
  Authority; Series 2002,
  Tax Increment TAN
  (INS-Financial Guaranty
  Insurance Co.)
  5.13%, 06/01/24(b)(c)    AAA     Aaa       1,000       1,051,930
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Lake Orion (City of)
  Community School
  District; Series 2000
  A, Unlimited Tax GO
  6.00%,
  05/01/10(b)(d)(e)        AAA     Aaa     $   500    $    531,935
------------------------------------------------------------------
Michigan (State of)
  Hospital Finance
  Authority (Ascension
  Health Credit); Series
  1999 A, RB (INS-MBIA
  Insurance Corp.)
  5.50%, 11/15/07(b)(c)    AAA     Aaa       3,000       3,040,830
------------------------------------------------------------------
Michigan (State of)
  Municipal Bond
  Authority (Drinking
  Water Revolving Fund);
  Series 2000, RB
  5.50%,
  10/01/10(b)(d)(e)        AAA     Aaa       1,000       1,066,880
------------------------------------------------------------------
Michigan (State of)
  Public Power Agency
  (Combustion Turbine No.
  1 Project); Series 2001
  A, RB (INS-Ambac
  Assurance Corp.)
  5.25%, 01/01/24(b)(c)    AAA     Aaa       2,500       2,644,700
------------------------------------------------------------------
Newaygo (City of) Public
  Schools; Series 2000,
  Unlimited Tax GO
  5.50%,
  05/01/10(b)(d)(e)        NRR     NRR       1,000       1,050,350
------------------------------------------------------------------
Ypsilanti (City of)
  School District; Series
  1996, Refunding
  Unlimited Tax GO
  5.75%,
  05/01/07(b)(d)(e)        AAA     Aaa       2,100       2,110,521
------------------------------------------------------------------
  5.75%,
  05/01/07(b)(d)(e)        AAA     Aaa       2,175       2,185,897
==================================================================
                                                        30,311,916
==================================================================

MINNESOTA-0.19%

Minneapolis (City of);
  Series 2000 A, Parking
  Ramp Unlimited Tax GO
  5.90%, 12/01/20(b)       AAA     Aa1       1,000       1,071,420
==================================================================

MISSISSIPPI-1.08%

Mississippi (State of)
  Higher Education
  Assistance Corp.; Sub-
  Series 1994 C, RB
  (CEP-Gtd. Student
  Loans)
  7.50%, 09/01/09(b)(g)     --     A2        5,000       5,016,100
------------------------------------------------------------------
Mississippi (State of)
  Hospital Equipment &
  Facilities Authority
  (Forrest County General
  Hospital Project);
  Series 2000, RB
  (INS-Financial Security
  Assurance Inc.) 5.50%,
  01/01/27(b)(c)            --     Aaa       1,000       1,051,880
==================================================================
                                                         6,067,980
==================================================================

MISSOURI-2.08%

Gladstone (City of);
  Series 2006 A, COP
  (INS-XL Capital
  Assurance Inc.) 5.00%,
  06/01/22(b)(c)            --     Aaa       1,295       1,376,210
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
MISSOURI-(CONTINUED)

Jasper (County of)
  Reorganized School
  District No. R-9
  (Missouri Direct
  Deposit Program);
  Series 2006, Unlimited
  Tax GO (INS-Financial
  Security Assurance
  Inc.) 5.00%,
  03/01/22(b)(c)           AAA     --      $ 1,000    $  1,069,150
------------------------------------------------------------------
Miller (County of)
  Reorganized School
  District No. 2; Series
  2006, Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.) 5.00%,
  03/01/21(b)(c)           AAA     --        1,000       1,068,360
------------------------------------------------------------------
Missouri (State of)
  Environmental
  Improvement & Energy
  Resources Authority
  (State Revolving Fund);
  Series 1995 C, Water
  PCR
  5.85%, 01/01/10(b)        --     Aaa         270         270,289
------------------------------------------------------------------
Missouri (State of)
  Health & Educational
  Facilities Authority
  (Washington University
  Project); Series 2001
  A, Educational
  Facilities RB
  5.13%,
  06/15/11(b)(d)(e)        AAA     Aaa       4,000       4,217,560
------------------------------------------------------------------
Missouri (State of)
  Housing Development
  Commission; Series 2001
  II, Multi-Family
  Housing RB (CEP-FHA)
  5.38%, 12/01/18(b)        AA     --          465         482,614
------------------------------------------------------------------
Missouri (State of) Joint
  Municipal Electric
  Utility Commission
  (Iatan 2 Project);
  Series 2006 A, Power
  Project RB (INS-Ambac
  Assurance Corp.)
  5.00%, 01/01/34(b)(c)     --     Aaa       1,000       1,052,810
------------------------------------------------------------------
Neosho (City of)
  Reorganized School
  District No. R 05
  (Direct Deposit
  Program); Series 2006,
  School Building
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.) 5.00%,
  03/01/23(b)(c)           AAA     --        1,000       1,067,580
------------------------------------------------------------------
North Kansas City (City
  of) School District No.
  74 (Direct Deposit
  Program); Series 2006,
  Refunding & Improvement
  Unlimitied Tax GO
  5.00%, 03/01/25(b)       AA+     Aa1       1,000       1,063,430
==================================================================
                                                        11,668,003
==================================================================

NEBRASKA-0.18%

Omaha (City of) Public
  Power District; Series
  2002 A, Electric RB
  5.20%,
  02/01/10(b)(d)(e)        NRR     NRR       1,000       1,040,630
==================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------

NEVADA-3.17%

Clark (County of); Series
  2001 Bond Bank Limited
  Tax GO
  5.00%,
  06/01/11(b)(d)(e)        AAA     Aaa     $ 2,870    $  3,007,100
------------------------------------------------------------------
  Bond Bank Limited GO
  (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 06/01/31(b)(c)    AAA     Aaa       2,130       2,194,901
------------------------------------------------------------------
  Series 2001 B, Airport
  Sub.- Lien RB
  5.13%,
  07/01/11(b)(d)(e)        AAA     Aaa       2,250       2,370,735
------------------------------------------------------------------
  Series 2004 A-2,
  Airport Sub.-Lien RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.13%, 07/01/25(b)(c)    AAA     Aaa       1,000       1,060,270
------------------------------------------------------------------
  5.13%, 07/01/27(b)(c)    AAA     Aaa       1,000       1,057,660
------------------------------------------------------------------
  Series 2001 B, Airport
  Sub.- Lien RB
  5.25%,
  07/01/11(b)(d)(e)        AAA     Aaa       1,500       1,588,035
------------------------------------------------------------------
Reno (City of)
  Redevelopment Agency;
  Series 1995 A,
  Refunding Sub. TAN
  6.00%, 06/01/10(b)        --     Ba2       1,185       1,176,966
------------------------------------------------------------------
Truckee Meadows Water
  Authority; Series 2007
  Refunding Water RB
  (INS-XL Capital
  Assurance Inc.)
  4.50%, 07/01/26(b)(c)    AAA     Aaa       4,005       4,018,056
------------------------------------------------------------------
  Series 2001 A Water RB
  5.13%,
  07/01/11(b)(d)(e)        AAA     Aaa       1,250       1,301,625
==================================================================
                                                        17,775,348
==================================================================

NEW JERSEY-1.66%

New Jersey (State of)
  Economic Development
  Authority (Continental
  Airlines, Inc.
  Project);
  Series 1999 Special
  Facility RB
  6.40%, 09/15/23(b)(g)     B     Caa1       1,000       1,048,630
------------------------------------------------------------------
  Series 2000 Special
  Facility RB
  7.00%, 11/15/30(b)(g)     B     Caa1       4,000       4,348,360
------------------------------------------------------------------
New Jersey (State of)
  Health Care Facilities
  Financing Authority
  (St. Peters University
  Hospital); Series 2000
  A, RB
  6.88%, 07/01/20(b)       BBB    Baa1         500         548,320
------------------------------------------------------------------
New Jersey (State of)
  Tobacco Settlement
  Financing Corp.; Series
  2002, Asset-Backed RB
  5.38%,
  06/01/12(b)(d)(e)        AAA     Aaa       1,500       1,607,565
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
NEW JERSEY-(CONTINUED)

New Jersey (State of)
  Transportation Trust
  Fund Authority; Series
  1999 A Transportation
  System RB
  5.50%, 06/15/10(b)(e)    AAA     Aaa     $ 1,440    $  1,516,493
------------------------------------------------------------------
  5.50%, 06/15/10(b)       AA-     A1          230         241,401
==================================================================
                                                         9,310,769
==================================================================

NEW MEXICO-0.60%

New Mexico (State of)
  Finance Authority;
  Series 2006 B, Sr. Lien
  Public Project
  Revolving Fund RB
  (INS-MBIA Insurance
  Corp.)
  5.00%, 06/01/26(b)(c)    AAA     Aaa       2,000       2,112,760
------------------------------------------------------------------
Santa Fe (City of);
  Series 2006 B,
  Refunding Gross
  Receipts Tax RB
  (INS-Financial Security
  Assurance Inc.) 5.00%,
  06/01/22(b)(c)           AAA     Aaa       1,185       1,259,311
==================================================================
                                                         3,372,071
==================================================================

NEW YORK-4.88%

Metropolitan
  Transportation
  Authority (Dedicated
  Tax Fund); Series 2000
  A, RB
  5.88%,
  04/01/10(b)(d)(e)        AAA     Aaa       1,500       1,596,240
------------------------------------------------------------------
Metropolitan
  Transportation
  Authority (Service
  Contract); Series 2002
  A, Refunding RB
  5.13%, 01/01/29(b)       AA-     A1        1,000       1,046,250
------------------------------------------------------------------
New York & New Jersey
  (States of) Port
  Authority (Consolidated
  Ninety-Third); Series
  1994, RB
  6.13%, 06/01/94(b)       AA-     A1        5,250       6,339,375
------------------------------------------------------------------
New York (City of)
  Municipal Water Finance
  Authority; Series 1997
  B Water & Sewer System
  RB
  5.75%,
  06/15/07(b)(d)(e)        NRR     NRR       3,850       3,917,837
------------------------------------------------------------------
  Series 2000 B Water &
  Sewer System RB
  6.00%,
  06/15/10(b)(d)(e)        NRR     NRR         935       1,010,595
------------------------------------------------------------------
  6.00%, 06/15/33(b)       AA+     Aa2         565         606,601
------------------------------------------------------------------
New York (City of)
  Triborough Bridge &
  Tunnel Authority;
  Series 1993 B General
  Purpose RB
  5.00%, 01/01/20(b)(e)    AAA     NRR       1,935       2,105,667
------------------------------------------------------------------
  Series 2006 A General
  Purpose RB
  5.00%, 11/15/35(b)       AA-     Aa2       1,000       1,055,330
------------------------------------------------------------------
  Series 1992 Y General
  Purpose RB
  5.50%, 01/01/17(b)(e)    AAA     NRR       2,900       3,203,601
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
NEW YORK-(CONTINUED)

New York (City of);
  Series 2005 K,
  Unlimited Tax GO
  5.00%, 08/01/22(b)       AA-     A1      $ 3,000    $  3,161,100
------------------------------------------------------------------
New York (City of)
  Tobacco Settlement
  Asset-Backed Bonds
  Inc.; Series 2006 1, RB
  5.00%, 06/01/26(b)       BBB     --        2,500       2,563,525
------------------------------------------------------------------
New York (State of)
  Environmental
  Facilities Corp. (State
  Water Revolving
  Project); Series 1991
  E, PCR
  6.88%, 06/15/10(b)       AAA     Aaa         785         787,009
==================================================================
                                                        27,393,130
==================================================================

NORTH CAROLINA-0.46%

Burke (County of); Series
  2006 A, COP (INS-Ambac
  Assurance Corp.) 5.00%,
  04/01/25(b)(c)           AAA     Aaa         470         497,575
------------------------------------------------------------------
North Carolina (State of)
  Eastern Municipal Power
  Agency; Series 1993 A,
  Power System RB
  6.13%, 01/01/10(b)(e)    AAA     Aaa       1,500       1,597,140
------------------------------------------------------------------
North Carolina (State of)
  Housing Finance Agency;
  Series 1996 II, Single
  Family RB (CEP-FHA)
  6.20%, 03/01/16(b)        AA     Aa2         190         198,522
------------------------------------------------------------------
North Carolina (State of)
  Municipal Power Agency
  (No. 1 Catawba Electric
  Project); Series 1990,
  Refunding RB
  6.50%, 01/01/10(b)(e)    AAA     NRR         260         279,497
==================================================================
                                                         2,572,734
==================================================================

OHIO-2.84%

Cincinnati (City of)
  Board of Education City
  School District, Series
  2006, Refunding
  Classroom Facilities
  Construction &
  Improvement Unlimited
  Tax GO (INS-Financial
  Guaranty Insurance Co.)
  5.25%, 12/01/27(b)(c)    AAA     Aaa       1,500       1,726,170
------------------------------------------------------------------
Cleveland (City of)
  Waterworks; Series 1993
  G, Refunding First
  Mortgage RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/21(b)(c)    AAA     Aaa       3,300       3,727,251
------------------------------------------------------------------
Cuyahoga (County of);
  Series 2003 A,
  Refunding RB
  5.50%, 01/01/29(b)       AA-     Aa3       2,000       2,136,520
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
OHIO-(CONTINUED)

Eaton (City of) Community
  City School District;
  Series 2006, Refunding
  School Improvement
  Unlimited Tax GO
  (INS-Financial Guaranty
  Insurance Co.)
  4.25%, 12/01/22(b)(c)     --     Aaa     $ 1,715    $  1,680,065
------------------------------------------------------------------
Greater Cleveland
  Regional Transportation
  Authority; Series 2004,
  Refunding Capital
  Improvement Limited Tax
  GO (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/23(b)(c)     --     Aaa       1,220       1,288,588
------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital &
  Medical Center); Series
  1997, Refunding
  Hospital RB
  5.50%,
  12/01/09(b)(d)(e)        NRR     NRR       1,000       1,046,120
------------------------------------------------------------------
Plain (City of) Local
  School District; Series
  2000, Unlimited Tax GO
  6.00%,
  06/01/11(b)(d)(e)        NRR     Aaa         410         446,297
------------------------------------------------------------------
  Series 2000 Unlimited
  Tax GO (INS-Financial
  Guaranty Insurance Co.)
  6.00%, 12/01/25(b)(c)     --     Aaa          90          97,223
------------------------------------------------------------------
Stark (County of) Lake
  Ohio Local School
  District; Series 2000,
  Unlimited Tax GO
  5.75%,
  12/01/10(b)(d)(e)        AAA     Aaa       2,500       2,676,350
------------------------------------------------------------------
Sugarcreek (City of)
  Local School District;
  Series 2006, Refunding
  School Improvement
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  4.50%, 12/01/23(b)(c)     --     Aaa       1,120       1,125,242
==================================================================
                                                        15,949,826
==================================================================

OKLAHOMA-6.87%

Jenks (City of) Aquarium
  Authority; Series 2000,
  First Mortgage RB
  6.00%,
  07/01/10(b)(d)(e)        NRR     Aaa         800         864,064
------------------------------------------------------------------
Mustang (City of)
  Improvement Authority;
  Series 1999, Utility RB
  5.70%,
  10/01/09(b)(d)(e)        NRR     Aaa       1,500       1,601,955
------------------------------------------------------------------
Oklahoma (County of)
  Finance Authority
  (Oxford Oaks Apartments
  Projects); Series 2000,
  Refunding Multi-Family
  Housing VRD RB
  (CEP-Federal National
  Mortgage Association)
  3.64%, 07/15/30(i)(j)    A-1+    --       22,669      22,669,000
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
OKLAHOMA-(CONTINUED)

Oklahoma (State of)
  Development Finance
  Authority (St. John
  Health System); Series
  1999, Refunding RB
  5.75%, 02/15/18(b)        AA     Aa3     $   675    $    707,778
------------------------------------------------------------------
  Series 1999 Refunding
  RB
  5.75%, 02/15/25(b)        AA     Aa3       1,750       1,835,698
------------------------------------------------------------------
Oklahoma (State of) Water
  Resource Board; Series
  2006 B, Refunding State
  Loan Program RB
  5.00%, 10/01/19(b)       AAA     --        1,430       1,538,780
------------------------------------------------------------------
  Series 2006 B Refunding
  State Loan Program RB
  5.00%, 10/01/20(b)       AAA     --        1,235       1,327,922
------------------------------------------------------------------
  5.00%, 10/01/21(b)       AAA     --        1,285       1,379,563
------------------------------------------------------------------
  5.00%, 10/01/22(b)       AAA     --        1,745       1,870,535
------------------------------------------------------------------
  5.00%, 10/01/23(b)       AAA     --        1,000       1,070,290
------------------------------------------------------------------
  5.00%, 10/01/24(b)       AAA     --        1,000       1,068,640
------------------------------------------------------------------
Oklahoma City (City of)
  Airport Trust; Series
  2000 A, Jr. 27th Lien
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.13%, 07/01/20(b)(c)    AAA     Aaa       2,575       2,672,927
==================================================================
                                                        38,607,152
==================================================================

OREGON-1.01%

Clackamas (County of)
  School District No. 7J
  (Lake Oswego); Series
  2005, Refunding
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.)
  5.25%, 06/01/23(b)(c)     --     Aaa       1,920       2,168,486
------------------------------------------------------------------
Klamath Falls (City of)
  Intercommunity Hospital
  Authority (Merle West
  Medical Center
  Project); Series 2006,
  Refunding RB
  4.38%, 09/01/27(b)       AAA     --        2,000       1,993,220
------------------------------------------------------------------
  Series 2006 Refunding
  RB 4.50%, 09/01/33(b)    AAA     --        1,500       1,483,890
==================================================================
                                                         5,645,596
==================================================================

PENNSYLVANIA-1.33%

Allegheny (County of)
  Higher Education
  Building Authority
  (Carnegie Mellon
  University); Series
  2002, University RB
  5.25%, 03/01/32(b)       AA-     --        1,500       1,576,125
------------------------------------------------------------------
Allegheny (County of)
  Port Authority; Series
  1999, Special
  Transportation RB
  6.13%,
  03/01/09(b)(d)(e)        AAA     Aaa       1,000       1,056,980
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

East Allegheny (County
  of) School District;
  Series 2006, Refunding
  Unlimited Tax GO
  (INS-XL Capital
  Assurance Inc.)
  4.38%, 04/01/25(b)(c)    AAA     Aaa     $ 1,000    $    994,370
------------------------------------------------------------------
Norristown (City of) Area
  School District; Series
  2006, Refunding
  Unlimited Tax GO
  (INS-Financial Guaranty
  Insurance Corp.)
  4.25%, 09/01/24(b)(c)     --     Aaa       2,830       2,761,429
------------------------------------------------------------------
Pennsylvania (State of)
  Turnpike Commission;
  Series 2006 A, Turnpike
  RB (INS-Ambac Assurance
  Corp.)
  5.00%, 12/01/26(b)(c)    AAA     Aaa       1,000       1,061,130
==================================================================
                                                         7,450,034
==================================================================

PUERTO RICO-0.47%

Children's Trust Fund;
  Series 2000, Tobacco
  Settlement RB
  6.00%,
  07/01/10(b)(d)(e)        AAA     NRR       1,000       1,071,270
------------------------------------------------------------------
Government Development
  Bank for Puerto Rico;
  Series 2006 C, Sr.
  Notes RB
  5.25%, 01/01/15(b)(g)    BBB    Baa3       1,500       1,589,430
==================================================================
                                                         2,660,700
==================================================================

RHODE ISLAND-0.23%

Providence (City of)
  Public Building
  Authority; Series 2000
  A, RB (INS-Financial
  Security Assurance
  Inc.) 5.75%,
  12/15/16(b)(c)           AAA     Aaa       1,210       1,302,589
==================================================================

SOUTH CAROLINA-2.32%

Kershaw (County of)
  Public Schools
  Foundation (Kershaw
  County School District
  Project); Series 2006,
  Installment Purchase RB
  (INS-CIFG Assurance
  North America, Inc.)
  5.00%, 12/01/28(b)(c)    AAA     Aaa       3,500       3,682,910
------------------------------------------------------------------
Myrtle Beach (City of);
  Series 2004 A,
  Hospitality Fee RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.38%, 06/01/24(b)(c)    AAA     Aaa       1,150       1,252,488
------------------------------------------------------------------
South Carolina (State of)
  Jobs Economic
  Development Authority
  (Bon Secours-St.
  Francis Medical Center
  Inc.); Series 2002 A,
  Economic Development RB
  5.50%, 11/15/23(b)        A-     A3        2,000       2,119,400
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
SOUTH CAROLINA-(CONTINUED)

South Carolina (State of)
  Jobs Economic
  Development Authority
  (Palmetto Health
  Alliance); Series 2003
  A Refunding Hospital
  Facilities RB
  6.13%, 08/01/23(b)       BBB+   Baa1     $ 1,500    $  1,621,830
------------------------------------------------------------------
  6.25%, 08/01/31(b)       BBB+   Baa1       1,000       1,088,730
------------------------------------------------------------------
  Series 2000 A Hospital
  Facilities Improvement
  RB
  7.13%,
  12/15/10(b)(d)(e)        NRR     NRR       1,000       1,131,730
------------------------------------------------------------------
South Carolina (State of)
  Transportation
  Infrastructure Bank;
  Series 2001 A, RB
  5.00%,
  10/01/11(b)(d)(e)        NRR     Aaa       1,000       1,052,460
------------------------------------------------------------------
Tobacco Settlement
  Revenue Management
  Authority; Series 2001
  B, Tobacco Settlement
  RB
  6.38%, 05/15/28(b)       BBB    Baa3       1,000       1,074,350
==================================================================
                                                        13,023,898
==================================================================

SOUTH DAKOTA-0.74%

Aberdeen (City of) School
  District No. 6-1;
  Series 2000, Unlimited
  Tax GO 5.45%,
  01/01/11(b)(d)(e)        AAA     Aaa       3,940       4,179,631
==================================================================

TENNESSEE-1.36%

Knox (County of) First
  Utility District;
  Series 2006, Water &
  Sewer RB (INS-MBIA
  Insurance Corp.) 5.00%,
  12/01/20(b)(c)            --     Aaa       1,470       1,579,691
------------------------------------------------------------------
  Series 2006 Water &
  Sewer RB (INS-MBIA
  Insurance Corp.)
  5.00%, 12/01/23(b)(c)     --     Aaa       1,705       1,820,838
------------------------------------------------------------------
Robertson & Sumner
  (Counties of) White
  House Utility District;
  Series 2000, Water &
  Sewer RB
  6.00%,
  01/01/10(b)(d)(e)        NRR     Aaa       1,000       1,061,350
------------------------------------------------------------------
Shelby (County of)
  Health, Educational &
  Housing Facilities
  Board (Kirby Pines
  Retirement Community);
  Series 1997 A, Health
  Care Facilities RB
  6.25%, 11/15/16(b)(f)     --     --        1,000       1,026,190
------------------------------------------------------------------
Tennessee (State of)
  Energy Acquisition
  Corp.; Series 2006 A,
  Gas RB 5.00%,
  09/01/16(b)              AA-     Aa3       2,000       2,133,100
==================================================================
                                                         7,621,169
==================================================================

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------

TEXAS-18.89%

Allen (City of)
  Independent School
  District; Series 2000
  A, Unlimited Tax GO
  5.95%,
  02/15/10(b)(d)(e)        AAA     Aaa     $   960    $  1,019,059
------------------------------------------------------------------
  Series 2000, Unlimited
  Tax GO (CEP-Texas
  Permanent School Fund)
  5.95%, 02/15/25(b)       AAA     Aaa         640         676,934
------------------------------------------------------------------
Austin (City of); Series
  1999, Refunding Hotel
  Occupancy Tax Sub.-Lien
  RB
  5.80%,
  11/15/09(b)(d)(e)        AAA     Aaa       1,000       1,053,810
------------------------------------------------------------------
Bexar (County of) Housing
  Finance Corp. (Dymaxion
  & Marbach Park
  Apartments); Series
  2000 A, Multi-Family
  Housing RB (INS-MBIA
  Insurance Corp.)
  6.10%, 08/01/30(b)(c)     --     Aaa       1,000       1,055,930
------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development
  Corp. (Franciscan
  Services Corp.
  Obligated Group);
  Series 1997 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.38%, 01/01/22(b)(c)    AAA     Aaa       1,250       1,281,562
------------------------------------------------------------------
Carroll (City of)
  Independent School
  District; Series 2001
  Unlimited Tax GO 5.25%,
  02/15/11(b)(d)(e)        AAA     Aaa         955       1,006,618
------------------------------------------------------------------
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.25%, 02/15/33(b)       AAA     Aaa         395         412,001
------------------------------------------------------------------
Cisco (City of) Junior
  College District;
  Series 2002, Refunding
  Consolidated RB
  (INS-Ambac Assurance
  Corp.)
  5.25%, 07/01/26(b)(c)     --     Aaa       1,000       1,054,220
------------------------------------------------------------------
Cleveland (City of)
  Independent School
  District; Series 2001,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  5.13%, 02/01/31(b)       AAA     Aaa       2,000       2,066,540
------------------------------------------------------------------
Comal (County of)
  Independent School
  District; Series 2001,
  Refunding School
  Building Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 02/01/28(b)        --     Aaa       2,000       2,089,080
------------------------------------------------------------------
  Series 1999. Refunding
  Unlimited Tax GO 5.75%,
  08/01/09(b)(d)(e)        NRR     Aaa       1,000       1,046,130
------------------------------------------------------------------
Denton (City of) Utility
  System; Series 2000 A,
  RB
  5.40%,
  12/01/10(b)(d)(e)        AAA     Aaa       1,000       1,057,100
------------------------------------------------------------------
Duncanville (City of)
  Independent School
  District; Series 2006,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund) 4.63%,
  02/15/29(b)              AAA     Aaa       1,000       1,009,920
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------

TEXAS-(CONTINUED)

Galena Park (City of)
  Independent School
  District; Series 1996,
  Refunding Capital
  Appreciation Unlimited
  Tax GO (CEP-Texas
  Permanent School Fund)
  9.29%, 08/15/23(b)(h)     --     Aaa     $ 2,000    $    963,180
------------------------------------------------------------------
Grapevine (City of);
  Series 2000 GO, Limited
  Tax Ctfs.
  5.88%,
  08/15/10(b)(d)(e)        AAA     Aaa       1,610       1,720,398
------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Memorial Hermann
  Health Care); Series
  2001 A, Hospital RB
  6.38%,
  06/01/11(b)(d)(e)        NRR     NRR         750         831,367
------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (St. Luke's
  Episcopal Hospital);
  Series 2002, RB
  5.13%,
  08/15/12(b)(d)(e)        AAA     NRR       1,000       1,062,930
------------------------------------------------------------------
  Series 2001 A, RB
  5.38%,
  08/15/11(b)(d)(e)        AAA     NRR       1,000       1,063,230
------------------------------------------------------------------
Harris (County of) Health
  Facilities Development
  Corp. (Texas Children's
  Hospital Project);
  Series 1999 A, Hospital
  RB
  5.25%, 10/01/29(b)        AA     Aa2       2,000       2,074,640
------------------------------------------------------------------
Harris (County
  of)-Houston (City of)
  Sports Authority;
  Series 2001 B,
  Refunding Jr. Lien RB
  (INS-MBIA Insurance
  Corp.)
  5.25%, 11/15/40(b)(c)    AAA     Aaa       5,000       5,246,850
------------------------------------------------------------------
Harris (County of);
  Series 2002, Refunding
  Limited Tax GO
  5.13%,
  08/15/12(b)(d)(e)        NRR     NRR       2,000       2,125,860
------------------------------------------------------------------
Houston (City of) Airport
  System; Series 2000 B,
  Sub.-Lien RB
  (INS-Financial Security
  Assurance Inc.) 5.50%,
  07/01/30(b)(c)           AAA     Aaa       1,000       1,052,480
------------------------------------------------------------------
Houston (City of) Water &
  Sewer System; Series
  1997 C, Jr. Lien RB
  5.38%,
  12/01/07(b)(d)(e)        AAA     Aaa       2,495       2,554,032
------------------------------------------------------------------
Katy (City of)
  Independent School
  District; Series 1999,
  Limited Tax GO 6.13%,
  02/15/09(b)(d)(e)        AAA     Aaa       1,500       1,569,225
------------------------------------------------------------------
Keller (City of)
  Independent School
  District; Series 2001,
  Refunding Unlimited Tax
  GO
  5.25%,
  08/15/11(b)(d)(e)        AAA     Aaa       1,775       1,881,873
------------------------------------------------------------------
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund) 5.25%,
  08/15/26(b)              AAA     Aaa         225         236,540
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Laredo (City of)
  Community College
  District; Series 2002
  Limited Tax GO
  5.25%,
  08/01/12(b)(d)(e)        AAA     Aaa     $ 1,000    $  1,071,220
------------------------------------------------------------------
  Limited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.25%,
  08/01/12(b)(d)(e)        AAA     Aaa       1,000       1,071,220
------------------------------------------------------------------
Little Elm (City of)
  Independent School
  District; Series 1999,
  Unlimited Tax GO
  6.00%,
  08/15/09(b)(d)(e)        AAA     NRR       3,890       4,100,138
------------------------------------------------------------------
  Series 1999 Unlimited
  Tax GO (CEP-Texas
  Permanent School Fund)
  6.00%, 08/15/35(b)       AAA     --          110         115,454
------------------------------------------------------------------
  Series 2000 Unlimited
  Tax GO
  6.13%,
  08/15/10(b)(d)(e)        AAA     NRR         980       1,055,225
------------------------------------------------------------------
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund)
  6.13%, 08/15/35(b)       AAA     --           20          21,419
------------------------------------------------------------------
Lubbock (City of) Health
  Facilities Development
  Corp. (St. Joseph
  Health System); Series
  1998, RB
  5.25%, 07/01/13(b)       AA-     Aa3       1,000       1,027,450
------------------------------------------------------------------
Manor (City of)
  Independent School
  District; Series 2004,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.00%, 08/01/27(b)       AAA     Aaa       1,000       1,046,370
------------------------------------------------------------------
Montgomery (County of);
  Series 2000, Permanent
  Improvement Limited Tax
  GO
  5.25%,
  09/01/10(b)(d)(e)        AAA     Aaa       1,000       1,048,660
------------------------------------------------------------------
Nacogdoches (City of)
  Independent School
  District; Series 2001,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund) 5.30%,
  02/15/25(b)              AAA     Aaa       2,765       2,899,573
------------------------------------------------------------------
Northside Independent
  School District; Series
  1999 A, Unlimited Tax
  GO 5.50%,
  08/15/09(b)(d)(e)        AAA     Aaa       1,000       1,042,060
------------------------------------------------------------------
Nueces River Authority
  (Corpus Christi Lake
  Project); Series 1997,
  Water Supply Facilities
  RB
  5.50%,
  07/15/07(b)(d)(e)        AAA     Aaa       1,900       1,953,276
------------------------------------------------------------------
Pasadena (City of);
  Series 2002, Limited
  Tax GO Ctfs.
  5.25%,
  04/01/11(b)(d)(e)        AAA     Aaa       2,000       2,111,200
------------------------------------------------------------------
Pflugerville (City of)
  Independent School
  District; Series 2000,
  Unlimited Tax GO
  5.50%,
  08/15/10(b)(d)(e)        AAA     Aaa       1,615       1,705,924
------------------------------------------------------------------
Plano (City of); Series
  2000, Limited Tax GO
  5.88%,
  09/01/10(b)(d)(e)        AAA     Aaa         850         908,956
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
TEXAS-(CONTINUED)

Richardson (City of);
  Series 2001, Limited
  Tax GO Ctfs.
  5.00%, 02/15/19(b)       AA+     Aa1     $ 1,720    $  1,783,382
------------------------------------------------------------------
  Series 2000 A Hotel
  Occupancy Limited Tax
  GO Ctfs.
  5.75%,
  02/15/10(b)(d)(e)        AAA     Aaa       2,000       2,111,700
------------------------------------------------------------------
Rockwall (City of)
  Independent School
  District (School
  Building); Series 2003,
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund) 5.25%,
  02/15/29(b)              AAA     Aaa       1,000       1,061,400
------------------------------------------------------------------
San Angelo (City of)
  Waterworks & Sewer
  System; Series 2001,
  Refunding & Improvement
  RB (INS-Financial
  Security Assurance
  Inc.) 5.25%,
  04/01/19(b)(c)           AAA     Aaa       1,000       1,051,670
------------------------------------------------------------------
San Antonio (City of)
  Independent School
  District; Series 1999,
  Unlimited Tax GO
  5.50%,
  08/15/09(b)(d)(e)        AAA     Aaa       3,500       3,647,210
------------------------------------------------------------------
San Antonio (City of);
  Series 2000 A Limited
  Tax GO
  5.38%,
  02/01/11(b)(d)(e)        NRR     NRR       1,185       1,253,920
------------------------------------------------------------------
  Series 1999 Refunding
  Water RB
  5.88%,
  11/15/09(b)(d)(e)        NRR     NRR       1,000       1,054,420
------------------------------------------------------------------
Schertz-Cibolo-Universal
  City Independent School
  District; Series 2001,
  Refunding & Building
  Unlimited Tax GO
  (CEP-Texas Permanent
  School Fund) 5.13%,
  08/01/25(b)               --     Aaa       1,535       1,600,176
------------------------------------------------------------------
Southlake (City of);
  Series 2004, Refunding
  Limited Tax GO
  (INS-Ambac Assurance
  Corp.)
  5.20%, 02/15/26(b)(c)    AAA     Aaa       1,000       1,058,210
------------------------------------------------------------------
Spring Branch (City of)
  Independent School
  District; Series 2000,
  Limited Tax GO
  5.75%,
  02/01/10(b)(d)(e)        AAA     Aaa       5,000       5,275,900
------------------------------------------------------------------
Texas (State of) (Water
  Financial Assistance);
  Series 1999, Unlimited
  Tax GO
  5.50%, 08/01/24(b)        AA     Aa1       1,500       1,554,960
------------------------------------------------------------------
Texas (State of) North
  Central Health
  Facilities Development
  Corp. (Texas Health
  Resources System);
  Series 1997 B, RB
  (INS-MBIA Insurance
  Corp.)
  5.75%, 02/15/12(b)(c)    AAA     Aaa       2,000       2,076,580
------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health & Mental
  Retardation); Series
  1996, RB
  6.20%, 09/01/16(b)       BBB     --          215         217,580
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
TEXAS-(CONTINUED)

Texas (State of); Series
  2001 A, Refunding Water
  Development Unlimited
  Tax GO
  5.25%, 08/01/35(b)        AA     Aa1     $ 1,840    $  1,936,729
------------------------------------------------------------------
Town Center Improvement
  District; Series 2001,
  Sales & Hotel Occupancy
  Tax RB (INS-Financial
  Guaranty Insurance Co.)
  5.13%, 03/01/21(b)(c)    AAA     Aaa       2,500       2,601,800
------------------------------------------------------------------
  5.13%, 03/01/23(b)(c)    AAA     Aaa       1,000       1,037,670
------------------------------------------------------------------
  5.25%, 03/01/27(b)(c)    AAA     Aaa       2,800       2,919,560
------------------------------------------------------------------
United Independent School
  District; Series 2000,
  Unlimited Tax GO
  5.13%, 08/15/26(b)(e)    AAA     Aaa       1,000       1,045,200
------------------------------------------------------------------
University of Texas
  Financing System;
  Series 1999 B, RB
  5.70%,
  08/15/09(b)(d)(e)        AAA     Aaa       1,000       1,046,840
------------------------------------------------------------------
Waxahachie (City of)
  Independent School
  District; Series 2002,
  Refunding Unlimited Tax
  GO (CEP-Texas Permanent
  School Fund)
  5.25%, 08/15/26(b)        --     Aaa       3,400       3,574,386
------------------------------------------------------------------
  5.25%, 08/15/30(b)        --     Aaa       2,890       3,032,130
------------------------------------------------------------------
  5.38%, 08/15/27(b)        --     Aaa       2,000       2,115,380
------------------------------------------------------------------
West University Place
  (City of); Series 2000,
  Permanent Improvement
  Limited Tax GO
  5.30%,
  02/01/10(b)(d)(e)        AAA     Aaa       1,000       1,042,570
------------------------------------------------------------------
  5.35%,
  02/01/10(b)(d)(e)        AAA     Aaa       2,150       2,251,974
------------------------------------------------------------------
Ysleta (City of)
  Independent School
  District Public
  Facilities Corp.;
  Series 2001, Refunding
  Lease RB (INS-Ambac
  Assurance Corp.)
  5.38%, 11/15/24(b)(c)    AAA     Aaa       1,300       1,343,901
==================================================================
                                                       106,084,902
==================================================================

UTAH-0.36%

Salt Lake (County of)
  (Westminster College
  Project); Series 1997,
  RB
  5.75%, 10/01/27(b)       BBB     --        1,000       1,021,810
------------------------------------------------------------------
Utah (State of) Housing
  Finance Agency;
  Sub.-Series 2000 B-1,
  Single Family Mortgage
  RB (CEP-FHA/VA)
  6.00%, 07/01/10(b)(g)    AA-     Aa3          55          55,121
------------------------------------------------------------------
Washington City (City
  of); Series 2003, Sales
  Tax RB (INS-Ambac
  Assurance Corp.)
  5.00%, 11/15/23(b)(c)    AAA     Aaa         915         957,731
==================================================================
                                                         2,034,662
==================================================================

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------

VERMONT-0.19%

Vermont (State of)
  Educational & Health
  Buildings Financing
  Agency (Fletcher Allen
  Health Care); Series
  2000 A, Hospital RB
  (INS-Ambac Assurance
  Corp.)
  6.00%, 12/01/23(b)(c)    AAA     Aaa     $ 1,000    $  1,076,190
==================================================================

VIRGINIA-1.91%

Fauquier (County of)
  Industrial Development
  Authority; Series 2002,
  Hospital IDR
  (CEP-Radian Reinsurance
  Inc.)
  5.25%, 10/01/31(b)        AA     --        1,000       1,053,350
------------------------------------------------------------------
  5.50%, 10/01/17(b)        AA     --          500         546,125
------------------------------------------------------------------
Harrisonburg (City of)
  Industrial Development
  Authority (Rockingham
  Memorial Hospital)
  Series 2006, Hospital
  Facilities RB
  (INS-Ambac Assurance
  Corp.)
  4.25%, 08/15/23(b)(c)    AAA     Aaa       1,565       1,521,477
------------------------------------------------------------------
Henrico (County of)
  Economic Development
  Authority (Virginia
  United Methodist
  Homes); Series 2002 A,
  Refunding Residential
  Care Facility RB
  6.50%, 06/01/22(b)(f)     --     --        2,000       2,141,660
------------------------------------------------------------------
King George (County of)
  Industrial Development
  Authority; Series 2004,
  Lease RB (INS-Financial
  Security Assurance
  Inc.) 5.00%,
  03/01/25(b)(c)           AAA     Aaa       1,100       1,159,521
------------------------------------------------------------------
Norton (City of)
  Industrial Development
  Authority (Norton
  Community Hospital);
  Series 2001, Refunding
  & Improvement Hospital
  RB (INS-ACA Financial
  Guaranty Corp.) 6.00%,
  12/01/22(b)(c)            A      --        1,000       1,064,320
------------------------------------------------------------------
Richmond (City of) Public
  Utilities; Series 2004,
  RB (INS-Financial
  Security Assurance
  Inc.)
  5.00%, 01/15/27(b)       AAA     Aaa       1,560       1,647,844
------------------------------------------------------------------
Virginia (State of)
  Housing Development
  Authority; Series 2000
  D, RB
  5.70%, 04/01/11(b)(g)    AA+     Aa1       1,500       1,570,320
==================================================================
                                                        10,704,617
==================================================================

WASHINGTON-2.96%

King (County of); Series
  1999, Sewer RB
  5.50%,
  01/01/09(b)(d)(e)        AAA     Aaa       1,000       1,041,930
------------------------------------------------------------------

AIM Municipal Bond Fund


                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE
------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Klickitat (County of)
  Public Utility District
  No. 1; Series 2006 B
  Refunding Electric RB
  (INS-Financial Guaranty
  Insurance Co.)
  5.00%, 12/01/23(b)(c)     --     Aaa     $ 3,000    $  3,178,950
------------------------------------------------------------------
  5.00%, 12/01/24(b)(c)     --     Aaa       2,000       2,119,300
------------------------------------------------------------------
Pierce (County of) White
  River School District
  No. 416; Series 2000,
  Unlimited Tax GO
  5.35%, 12/01/09(b)        --     Aa1       1,550       1,614,062
------------------------------------------------------------------
Renton (City of); Series
  2006, Limited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/28(b)(c)    AAA     Aaa       2,000       2,116,020
------------------------------------------------------------------
Skagit (County of) Public
  Hospital District No.
  001 (Skagit Valley
  Hospital); Series 2005,
  RB
  5.38%, 12/01/22(b)        --    Baa2         500         523,375
------------------------------------------------------------------
Thurston (County of)
  School District No. 111
  (Olympia); Series 2005
  A, Unlimited Tax GO
  (INS-MBIA Insurance
  Corp.)
  5.00%, 12/01/22(b)(c)    AAA     Aaa       3,725       3,948,239
------------------------------------------------------------------
Washington (State of)
  Health Care Facilities
  Authority (Providence
  Health System Project);
  Series 2001 A, RB
  (INS-MBIA Insurance
  Corp.)
  5.25%, 10/01/21(b)(c)    AAA     Aaa       2,000       2,106,000
==================================================================
                                                        16,647,876
==================================================================

WISCONSIN-2.18%

Adams-Friendship (Cities
  of) School District;
  Series 1996, Refunding
  Unlimited Tax GO
  (INS-Ambac Assurance
  Corp.)
  6.50%, 04/01/15(b)(c)    AAA     Aaa       1,340       1,567,009
------------------------------------------------------------------

                                          PRINCIPAL
                            RATINGS(a)     AMOUNT
                           S&P   MOODY'S   (000)         VALUE

------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Kimberly (City of) Area
  School District; Series
  2005, Refunding
  Unlimited Tax GO
  5.00%,
  03/01/15(b)(d)(e)        NRR     Aaa     $ 2,295    $  2,474,905
------------------------------------------------------------------
Maple (City of) School
  District; Series 2007
  A, School Building
  Unlimited Tax GO
  (INS-Financial Security
  Assurance Inc.) 4.25%,
  04/01/25(b)(c)            --     Aaa       1,545       1,491,775
------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sinai Samaritan
  Medical Center Inc.);
  Series 1996, RB
  (INS-MBIA Insurance
  Corp.)
  5.75%, 08/15/16(b)(c)    AAA     Aaa       1,500       1,531,020
------------------------------------------------------------------
Wisconsin (State of)
  Health & Educational
  Facilities Authority
  (Sisters of the
  Sorrowful Mother
  Ministry Corp.); Series
  1997 A, RB (INS-MBIA
  Insurance Corp.)
  5.90%, 08/15/24(b)(c)    AAA     Aaa       2,500       2,551,500
------------------------------------------------------------------
Wisconsin (State of);
  Series 2000 C,
  Unlimited Tax GO
  5.50%,
  05/01/10(b)(d)(e)        NRR     NRR       2,500       2,628,225
==================================================================
                                                        12,244,434
==================================================================
TOTAL INVESTMENTS -99.68%
  (Cost $527,013,177)                                  559,774,518
==================================================================
OTHER ASSETS LESS
  LIABILITIES - 0.32%                                    1,772,330
==================================================================
NET ASSETS - 100.00%                                  $561,546,848
__________________________________________________________________
==================================================================

AIM Municipal Bond Fund

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificates of Participation
Ctfs. - Certificates
FHA   - Federal Housing Administration
GNMA  - Government National Mortgage Association
GO    - General Obligation Bonds
Gtd.  - Guaranteed
INS   - Insurer
Jr.   - Junior
LOC   - Letter of Credit
NRR   - Not Re-Rated
PCR   - Pollution Control Revenue Bonds
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
TAN   - Tax Anticipation Notes
VA    - Department of Veterans Affairs
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $537,105,518, which represented 95.65% of the Fund's Net Assets. See
    Note 1A.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(g) Security subject to the alternative minimum tax.
(h) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(i) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(j) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.

AIM Municipal Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $527,013,177)      $559,774,518
-----------------------------------------------------------
Receivables for:
  Investments sold                                    5,000
-----------------------------------------------------------
  Fund shares sold                                2,292,770
-----------------------------------------------------------
  Interest                                        7,469,056
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                              143,087
-----------------------------------------------------------
Other assets                                         43,559
===========================================================
     Total assets                               569,727,990
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           6,485,795
-----------------------------------------------------------
  Fund shares reacquired                            640,235
-----------------------------------------------------------
  Dividends                                         611,691
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                               188,279
-----------------------------------------------------------
Accrued distribution fees                           133,348
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,574
-----------------------------------------------------------
Accrued transfer agent fees                          56,452
-----------------------------------------------------------
Accrued operating expenses                           63,768
===========================================================
     Total liabilities                            8,181,142
===========================================================
Net assets applicable to shares outstanding    $561,546,848
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $535,957,385
-----------------------------------------------------------
Undistributed net investment income                  70,690
-----------------------------------------------------------
Undistributed net realized gain (loss)           (7,242,568)
-----------------------------------------------------------
Unrealized appreciation                          32,761,341
===========================================================
                                               $561,546,848
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $366,534,867
___________________________________________________________
===========================================================
Class B                                        $ 35,259,784
___________________________________________________________
===========================================================
Class C                                        $ 15,420,899
___________________________________________________________
===========================================================
Investor Class                                 $144,331,298
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          45,575,265
___________________________________________________________
===========================================================
Class B                                           4,376,664
___________________________________________________________
===========================================================
Class C                                           1,918,601
___________________________________________________________
===========================================================
Investor Class                                   17,929,172
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       8.04
-----------------------------------------------------------
  Offering price per share
     (Net asset value of $8.04 divided by
     95.25%)                                   $       8.44
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $       8.06
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $       8.04
___________________________________________________________
===========================================================
Investor Class:
  Net asset value and offering price per
     share                                     $       8.05
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $13,734,045
=========================================================================
EXPENSES:

Advisory fees                                                   1,187,721
-------------------------------------------------------------------------
Administrative services fees                                       78,266
-------------------------------------------------------------------------
Custodian fees                                                     10,748
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         432,179
-------------------------------------------------------------------------
  Class B                                                         191,733
-------------------------------------------------------------------------
  Class C                                                          82,955
-------------------------------------------------------------------------
  Investor Class                                                   73,766
-------------------------------------------------------------------------
Transfer agent fees                                               209,284
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          16,554
-------------------------------------------------------------------------
Other                                                             141,422
=========================================================================
    Total expenses                                              2,424,628
=========================================================================
Less: Expenses reimbursed and expense offset arrangement          (10,519)
=========================================================================
    Net expenses                                                2,414,109
=========================================================================
Net investment income                                          11,319,936
=========================================================================
REALIZED AND UNREALIZED GAIN:

Net realized gain from investment securities                      429,146
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    3,229,757
=========================================================================
Net realized and unrealized gain                                3,658,903
=========================================================================
Net increase in net assets resulting from operations          $14,978,839
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $ 11,319,936     $ 21,218,483
--------------------------------------------------------------------------------------------
  Net realized gain                                                 429,146          597,183
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            3,229,757      (10,899,465)
============================================================================================
    Net increase in net assets resulting from operations         14,978,839       10,916,201
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (7,129,738)     (12,079,652)
--------------------------------------------------------------------------------------------
  Class B                                                          (652,654)      (1,754,717)
--------------------------------------------------------------------------------------------
  Class C                                                          (282,578)        (656,984)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (3,166,063)      (6,979,831)
============================================================================================
    Decrease in net assets resulting from distributions         (11,231,033)     (21,471,184)
============================================================================================
Share transactions-net:
  Class A                                                        39,784,674       67,216,137
--------------------------------------------------------------------------------------------
  Class B                                                        (5,402,871)     (13,675,989)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,600,372)        (801,822)
--------------------------------------------------------------------------------------------
  Investor Class                                                 (4,735,148)      (9,517,949)
============================================================================================
    Net increase in net assets resulting from share
     transactions                                                27,046,283       43,220,377
============================================================================================
    Net increase in net assets                                   30,794,089       32,665,394
============================================================================================

NET ASSETS:

  Beginning of period                                           530,752,759      498,087,365
============================================================================================
  End of period (including undistributed net investment
    income of $70,690 and $(18,213), respectively)             $561,546,848     $530,752,759
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Municipal Bond Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income exempt from federal income taxes, consistent with the preservation of principal.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

AIM Municipal Bond Fund

     the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund may invest 20% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $200 million                                            0.50%
-------------------------------------------------------------------
Next $300 million                                             0.40%
-------------------------------------------------------------------
Next $500 million                                             0.35%
-------------------------------------------------------------------
Over $1 billion                                               0.30%
 __________________________________________________________________
===================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,804.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares. The Fund, pursuant to the Investor Class Plan, pays ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of the each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $20,017 in front-end sales commissions from the sale of Class A shares and $489, $7,333 and $1,397 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Municipal Bond Fund

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended January 31, 2007, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $8,715.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $2,978 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2008                                                    $7,604,932
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of INVESCO Tax-Free Bond Fund into the Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

AIM Municipal Bond Fund

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $60,864,951 and $39,056,828, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $32,931,403
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (221,407)
===============================================================================
Net unrealized appreciation of investment securities               $32,709,996
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $527,064,522.

NOTE 8--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                   JANUARY 31, 2007               JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,707,439    $ 62,181,779    13,792,352    $110,433,245
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        274,513       2,223,106       574,338       4,631,651
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        108,401         878,117       541,807       4,353,520
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 125,936       1,019,109       474,130       3,823,394
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        566,811       4,587,271       823,983       6,624,139
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         45,913         372,381       128,684       1,037,348
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         21,947         177,557        53,644         431,221
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 282,559       2,289,170       624,966       5,032,630
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        338,883       2,740,380       866,380       6,957,836
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (338,257)     (2,740,380)     (864,999)     (6,957,836)
======================================================================================================================
Reacquired:
  Class A                                                     (3,678,051)    (29,724,756)   (7,073,086)    (56,799,083)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (649,722)     (5,257,978)   (1,535,807)    (12,387,152)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (452,903)     (3,656,046)     (693,986)     (5,586,563)
----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (994,614)     (8,043,427)   (2,282,548)    (18,373,973)
======================================================================================================================
                                                               3,358,855    $ 27,046,283    (5,429,858)   $(43,220,377)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Municipal Bond Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED JULY 31,
                                          JANUARY 31,       --------------------------------------------------------------
                                             2007             2006        2005           2004           2003        2002
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $   7.99         $   8.16    $   8.01       $   7.96       $   8.06    $   8.06
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.17             0.35        0.36           0.37           0.37        0.38(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.05            (0.16)       0.16           0.04          (0.09)       0.00
==========================================================================================================================
    Total from investment operations           0.22             0.19        0.52           0.41           0.28        0.38
==========================================================================================================================
Less dividends from net investment
  income                                      (0.17)           (0.36)      (0.37)         (0.36)         (0.38)      (0.38)
==========================================================================================================================
Net asset value, end of period             $   8.04         $   7.99    $   8.16       $   8.01       $   7.96    $   8.06
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                2.74%            2.34%       6.55%          5.19%          3.43%       4.84%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $366,535         $324,531    $263,013       $282,430       $328,280    $339,545
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets        0.85%(c)         0.86%       0.84%(d)       0.85%(d)       0.82%       0.81%
==========================================================================================================================
Ratio of net investment income to
  average net assets                           4.16%(c)         4.36%       4.46%          4.53%          4.55%       4.79%(a)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                        7%              19%          7%            14%            20%         35%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $342,924,924.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 0.85% and 0.86%, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                            CLASS B
                                          ----------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31,       ----------------------------------------------------------
                                             2007            2006       2005          2004          2003        2002
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  8.00         $  8.17    $  8.02       $  7.98       $  8.07    $   8.07
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.14            0.29       0.30          0.31          0.31        0.32(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.06           (0.16)      0.16          0.03         (0.08)       0.00
======================================================================================================================
    Total from investment operations           0.20            0.13       0.46          0.34          0.23        0.32
======================================================================================================================
Less dividends from net investment
  income                                      (0.14)          (0.30)     (0.31)        (0.30)        (0.32)      (0.32)
======================================================================================================================
Net asset value, end of period              $  8.06         $  8.00    $  8.17       $  8.02       $  7.98    $   8.07
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                2.48%           1.58%      5.76%         4.28%         2.79%       4.05%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $35,260         $40,352    $55,112       $69,956       $97,030    $104,150
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets        1.60%(c)        1.61%      1.59%(d)      1.60%(d)      1.57%       1.56%
======================================================================================================================
Ratio of net investment income to
  average net assets                           3.41%(c)        3.61%      3.71%         3.78%         3.80%       4.04%(a)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                        7%             19%         7%           14%           20%         35%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $38,033,995.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Municipal Bond Fund

                                                                            CLASS C
                                          ---------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED JULY 31,
                                          JANUARY 31,       ---------------------------------------------------------
                                             2007            2006       2005          2004          2003       2002
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  7.98         $  8.16    $  8.00       $  7.96       $  8.06    $  8.05
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                        0.14            0.29       0.30          0.31          0.31       0.32(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   0.06           (0.17)      0.17          0.03         (0.09)      0.01
=====================================================================================================================
    Total from investment operations           0.20            0.12       0.47          0.34          0.22       0.33
=====================================================================================================================
Less dividends from net investment
  income                                      (0.14)          (0.30)     (0.31)        (0.30)        (0.32)     (0.32)
=====================================================================================================================
Net asset value, end of period              $  8.04         $  7.98    $  8.16       $  8.00       $  7.96    $  8.06
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                2.49%           1.45%      5.90%         4.29%         2.67%      4.19%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)    $15,421         $17,887    $19,084       $21,391       $25,425    $29,175
=====================================================================================================================
Ratio of expenses to average net assets        1.60%(c)        1.61%      1.59%(d)      1.60%(d)      1.57%      1.56%
=====================================================================================================================
Ratio of net investment income to
  average net assets                           3.41%(c)        3.61%      3.71%         3.78%         3.80%      4.04%(a)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                        7%             19%         7%           14%           20%        35%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) As required, effective August 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,455,851.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the years ended July 31, 2005 and 2004 was 1.60% and 1.61%, respectively.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      INVESTOR CLASS
                                                              ---------------------------------------------------------------
                                                                                                           SEPTEMBER 30, 2003
                                                              SIX MONTHS             YEAR ENDED               (DATE SALES
                                                                 ENDED                JULY 31,               COMMENCED) TO
                                                              JANUARY 31,       --------------------            JULY 31,
                                                                 2007             2006        2005                2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $   7.99         $   8.17    $   8.02            $   8.16
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17             0.36        0.37                0.32
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.06            (0.17)       0.16               (0.16)
=============================================================================================================================
    Total from investment operations                               0.23             0.19        0.53                0.16
=============================================================================================================================
Less dividends from net investment income                         (0.17)           (0.37)      (0.38)              (0.30)
=============================================================================================================================
Net asset value, end of period                                 $   8.05         $   7.99    $   8.17            $   8.02
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(a)                                                    2.93%            2.35%       6.70%               2.03%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $144,331         $147,982    $160,879            $167,571
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                            0.70%(b)         0.72%       0.74%(c)            0.65%(c)(d)
=============================================================================================================================
Ratio of net investment income to average net assets               4.31%(b)         4.50%       4.56%               4.73%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                            7%              19%          7%                 14%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $147,178,551.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for the year ended July 31, 2005 and the period September 30, 2003 (date sales commenced) to July 31, 2004 was 0.75% and 0.72% (annualized), respectively.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Municipal Bond Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Municipal Bond Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173

James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               The Bank of New York
Robert H. Graham                                                                2 Hanson Place
Vice Chair                        Lisa O. Brinkley                              Brooklyn, NY 11217-1431
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]


REGISTER FOR EDELIVERY

Register for eDelivery eDelivery is the      If used after April 20, 2007, this report
process of receiving your fund and account   must be accompanied by a Fund Performance
information via e-mail. Once your            & Commentary or by an AIM Quarterly
quarterly statements, tax forms, fund        Performance Review for the most recent
reports, and prospectuses are available,     quarter-end. Mutual funds and
we will send you an e-mail notification      exchange-traded funds distributed by A I M
containing links to these documents. For     Distributors, Inc.
security purposes, you will need to log in
to your account to view your statements      A I M Management Group Inc. has provided
and tax forms.                               leadership in the investment management
                                             industry since 1976. AIM Investment
WHY SIGN UP?                                 Services, Inc. is the transfer agent for
                                             the products and services represented by
Register for eDelivery to:                   AIM Investments. AIM is a subsidiary of
                                             AMVESCAP PLC, one of the world's largest
o save your Fund the cost of printing and    independent financial services companies
postage.                                     with $469 billion in assets under
                                             management as of January 31, 2007.
o reduce the amount of paper you receive.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at
your convenience.

o save the documents to your personal
computer or print them out for your
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

                                                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

AIMinvestments.com               MBD-SAR-1              A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--
==========================================================================================
         Exchange-                            College   Separately                               [AIM INVESTMENTS LOGO]
Mutual     Traded    Retirement               Savings     Managed    Offshore      Cash         --Registered Trademark--
 Funds     Funds      Products    Annuities    Plans     Accounts    Products   Management
==========================================================================================


                                                                              AIM REAL ESTATE FUND
                                              Semiannual Report to Shareholders - January 31, 2007

SECTOR EQUITY

Real Estate

Table of Contents

Supplemental Information ...........      2
Letters to Shareholders ............      4
Performance Summary ................      6
Management Discussion ..............      6
Long-term Fund Performance .........      8
Fund Expenses ......................      9
Approval of Advisory Agreement .....     10
Schedule of Investments ............    F-1
Financial Statements ...............    F-4
Notes to Financial Statements ......    F-7
Financial Highlights ...............   F-13
Trustees and Officers ..............   F-20                                  [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM REAL ESTATE FUND

AIM REAL ESTATE FUND'S INVESTMENT OBJECTIVE IS HIGH TOTAL RETURN THROUGH GROWTH OF CAPITAL AND CURRENT INCOME.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from AIM Management Group, Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     in real estate, including difficulties in    used as a general measure of U.S. stock
investment for retirement plans maintained   valuating and trading real estate,           market performance.
pursuant to Section 401 of the Internal      declines in the value of the properties,
Revenue Code, including 401(k) plans,        risks relating to general and local          o The unmanaged FTSE NATIONAL ASSOCIATION
money purchase pension plans and profit      economic conditions, changes in the          OF REAL ESTATE INVESTMENT TRUSTS (NAREIT)
sharing plans, except for plans that have    climate for real estate, increases in        EQUITY REITS INDEX tracks the performance
existing accounts invested in Class B        taxes, expenses and costs, changes in        of tax-qualified equity REITs listed on
shares.                                      laws, casualty and condemnation losses,      the New York Stock Exchange, the American
                                             rent control limitations and increases in    Stock Exchange and the Nasdaq National
o Class R shares are available only to       interest rates.                              Market System. Equity REITs have at least
certain retirement plans. Please see the                                                  75% of their gross invested book assets
prospectus for more information.             o Because the Fund focuses its investments   invested in the equity ownership of real
                                             in REITs, real estate operating companies    estate. FTSE --TRADEMARK-- is a trade mark
o Investor Class shares are closed to most   and other companies related to the real      of London Stock Exchange Plc and The
investors. For more information on who may   estate industry, the value of your shares    Financial Times Limited, NAREIT
continue to invest in Investor Class         may rise and fall more than the value of     --REGISTERED TRADEMARK-- is a trademark of
shares, please see the prospectus.           shares of a fund that invests in a broader   the National Association of Real Estate
                                             range of companies.                          Investment Trusts --REGISTERED TRADEMARK--
o The Fund has limited public sales of its                                                ("NAREIT") and both are used by FTSE under
shares to certain investors. For             o The prices of and the income generated     license. The FTSE NAREIT Equity REITs
information on who may continue to invest    by securities held by the Fund may decline   Index is calculated by FTSE. All rights in
in the Fund, please see the prospectus.      in response to certain factors, including    the Indices vest in FTSE and NAREIT.
                                             some directly involving the companies and    Neither FTSE nor NAREIT accept any
PRINCIPAL RISKS OF INVESTING IN THE FUND     governments whose securities are owned by    liability for any errors or omissions in
                                             the Fund. These factors include general      the FTSE Indices or underlying data.
o Prices of equity securities change in      economic and market conditions, regional
response to many factors including the       or global economic instability and           o The unmanaged LIPPER REAL ESTATE FUNDS
historical and prospective earnings of the   currency and interest rate fluctuations.     INDEX represents an average of the
issuer, the value of its assets, general                                                  performance of the largest real estate
economic conditions, interest rates,         o The Fund may invest in obligations         funds tracked by Lipper Inc., an
investor perceptions and market liquidity.   issued by agencies and instrumentalities     independent mutual fund performance
                                             of the U.S. government that may vary in      monitor.
o Debt securities are particularly           the level of support they receive from the
vulnerable to credit risk and interest       government. The government may choose not    o The MSCI US REIT INDEX is a total-return
rate fluctuations.                           to provide financial support to government   index composed of the most actively traded
                                             sponsored agencies or instrumentalities if   real estate investment trusts and is
o The Fund invests in synthetic              it is not legally obligated to do so, in     designed to be a measure of real estate
instruments, the value of which may not      which case, if the issuer defaulted, the     equity performance. The index was
correlate perfectly with the overall         securities of the issuer might not be able   developed with a base value of 200 as of
securities markets. Rising interest rates    to recover its investment from the U.S       December 31, 1994. It is compiled by
and market price fluctuations will affect    government.                                  Morgan Stanley Capital International.
the performance of the Fund's investments
in synthetic instruments.                    o There is no guarantee that the             o The Fund is not managed to track the
                                             investment techniques and risk analyses      performance of any particular index,
o The Fund could conceivably hold real       used by the Fund's managers will produce     including the indexes defined here, and
estate directly if a company defaults on     the desired results.                         consequently, the performance of the Fund
debt securities the underlying fund owns.                                                 may deviate significantly from the
In that event, an investment in the          ABOUT INDEXES USED IN THIS REPORT            performance of the indexes.
underlying fund may have additional risks
relating to direct ownership                 o The unmanaged Standard & Poor's            Continued on page 3
                                             Composite Index of 500 Stocks (the S&P 500
                                             --REGISTERED TRADEMARK-- Index) is an
                                             index of common stocks frequently

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares          IARAX
================================================================================          Class B Shares          AARBX
                                                                                          Class C Shares          IARCX
                                                                                          Class R Shares          IARRX
                                                                                          Investor Class Shares   REINX
                                                                                          ==========================================

NOT FDIC INSURED MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM


AIM REAL ESTATE FUND

o A direct investment cannot be made in an   A description of the policies and
index. Unless otherwise indicated, index     procedures that the Fund uses to determine
results include reinvested dividends, and    how to vote proxies relating to portfolio
they do not reflect sales charges.           securities is available without charge,
Performance of an index of funds reflects    upon request, from our Client Services
fund expenses; performance of a market       department at 800-959-4246 or on the AIM
index does not.                              Web site, AIMinvestments.com. On the home
                                             page, scroll down and click on AIM Funds
OTHER INFORMATION                            Proxy Policy.The information is also
                                             available on the SEC Web site, sec.gov.
o The returns shown in management's
discussion of Fund performance are based     Information regarding how the Fund voted
on net asset values calculated for           proxies related to its portfolio
shareholder transactions. Generally          securities during the 12 months ended June
accepted accounting principles require       30, 2006, is available at our Web site. Go
adjustments to be made to the net assets     to AIMinvestments.com, access the About Us
of the Fund at period end for financial      tab, click on Required Notices and then
reporting purposes, and as such, the net     click on Proxy Voting Activity. Next,
asset values for shareholder transactions    select the Fund from the drop-down menu.
and the returns based on those net asset     The information is also available on the
values may differ from the net asset         SEC Web site, sec.gov.
values and returns reported in the
Financial Highlights.

o Property type classifications used in
this report are generally according to the FTSE National Association of Real Estate
Investment Trusts (NAREIT) Equity REITs
Index, which is exclusively owned by
NAREIT.

o The Chartered Financial Analyst
--REGISTERED TRADEMARK-- (CFA --REGISTERED
TRADEMARK--) designation is a globally
recognized standard for measuring the
competence and integrity of investment
professionals.

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund's semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission
(SEC) on Form N-Q. The most recent list of portfolio holdings is available at
AIMinvestments.com. From our home page,
click on Products & Performance, then
Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings.
Shareholders can also look up the Fund's
Forms N-Q on the SEC Web site at sec.gov.
Copies of the Fund's Forms N-Q may be
reviewed and copied at the SEC Public
Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by electronic request at the following e-mail address: publicinfo@sec.gov. The
SEC file numbers for the Fund are
811-05686 and 033-39519.

AIM REAL ESTATE FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.

    [TAYLOR                                     Major U.S. stock market indexes rose significantly during the second half of 2006,
     PHOTO]                                  due to continued economic expansion and a cessation of interest rate increases by the
                                             U.S. Federal Reserve Board, among other factors.(1,2) Major fixed-income indexes also
   Philip taylor                             produced positive returns during the second half of 2006.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we
                                             believe investors can do two things to deal with short-term market fluctuations:
                                             maintain a long-term investment horizon and maintain a diversified portfolio. AIM
                                             Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM REAL ESTATE FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

  [CROCKETT                                  Your AIM Funds Board started 2007 committed to continue working with management at A I
    PHOTO]                                   M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
 BRUCE L. CROCKETT
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December
                                             31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar Inc. is a leading provider of independent mutual fund investment research)
                                             included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds'
                                             performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM REAL ESTATE FUND

MANAGEMENT'S DISCUSSION                                                                   a comparable level of risk. We use a
OF FUND PERFORMANCE                                                                       fundamentals-driven investment process,
=======================================================================================   including property market cycle analysis,
PERFORMANCE SUMMARY                                                                       property evaluation and management review
                                             ==========================================   to identify securities with:
                                             FUND VS. INDEXES
We are pleased to report that AIM Real                                                    - Quality underlying properties.
Estate Fund once again provided              CUMULATIVE TOTAL RETURNS, 7/31/06-1/31/07,
shareholders with positive returns during    EXCLUDING APPLICABLE SALES CHARGES. IF       - Solid management teams.
the reporting period. The Fund               SALES CHARGES WERE INCLUDED, RETURNS WOULD
significantly outperformed the broad         BE LOWER.                                    - Attractive valuations relative to peer
market, represented by the S&P 500 Index,                                                 investment alternatives.
and performed inline with its new            Class A Shares                       25.04%
style-specific index, the FTSE NAREIT        Class B Shares                       24.58      We attempt to control risk by
Equity REITs Index.(1)                       Class C Shares                       24.57   diversifying property types and geographic
                                             Class R Shares                       24.91   location, as well as limiting the size of
   Our strong positions and strong stock     Investor Class Shares                25.03   any one holding.
selection in the lodging & resorts, retail   S&P 500 Index(1) (Broad Market
shopping centers and retail regional malls   Index)                               13.76      We will consider selling a holding
property types contributed the most to       FTSE NAREIT Equity REITs Index(1)            when:
relative Fund performance during the         (Style-Specific Index)               25.45
reporting period. Conversely, underweight    MSCI US REIT Index(2)* (Former               - Relative valuation falls below desired
positions and weak stock selection in        Style-Specific Index)                25.71   levels.
healthcare REITs and residential apartment   Lipper Real Estate Funds Index(1)
property types, along with our cash          (Peer Group Index)                   23.52   - Risk/return relationships change
position, detracted the most from Fund                                                    significantly.
performance on a relative basis.             SOURCES:
                                                                                          - Company fundamentals change (property
                                             (1) LIPPER INC;                              type, geography or management changes).

                                             (2) A I M MANAGEMENT GROUP INC., BLOOMBERG   - A more attractive investment opportunity
                                             L.P.                                         is identified.

                                             *   The Fund has elected to use the FTSE     Market conditions and your Fund
                                                 NAREIT Equity REITs Index as its
                                                 style-specific index rather than the     The reporting period started off on a
                                                 MSCI US REIT Index because the Fund      positive note as U.S. markets, represented
                                                 believes the FTSE NAREIT Equity REITs    by the S&P 500 Index, were encouraged by
                                                 Index more closely reflects the          strong economic data.(1) The U.S. Federal
                                                 performance of the types of securities   Reserve Board (the Fed) held interest
                                                 in which the Fund invests.               rates steady after 17 consecutive
                                                                                          increases and a series of solid economic
                                             ==========================================   reports, which indicated the economy's
                                                                                          strength was slowing, yet intact, and
                                                Your Fund's long-term performance         inflation was within manageable levels.(2)
                                             appears on page 8.
                                                                                             The domestic real estate securities
=======================================================================================   market was among the top performing
                                                                                          markets for the reporting period, easily
HOW WE INVEST                                                                             outpacing the broad-based S&P 500
                                                                                          Index.(1) The real estate market
Your Fund holds primarily real               whose value is driven by tangible assets.
estate-oriented securities. We focus on      Our goal is to create a Fund focused on
public companies                             total return that will perform at or above
                                             index levels with
                                                                                                                         (continued)
==========================================   ==========================================   ==========================================

PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*                         TOTAL NET ASSETS

By property type                             1. Simon Property Group, Inc.          7.0%  Total Net Assets             $2.06 billion
Office Properties                    16.8%   2. ProLogis                            5.8   Total Number of Holdings*               93
Apartments                           15.4    3. Host Hotels & Resorts Inc.          4.9
Regional Malls                       15.2    4. SL Green Realty Corp.               4.8   The Fund's holdings are subject to
Shopping Centers                     10.9    5. Equity Residential                  4.2   change, and there is no assurance that the
Lodging-Resorts                      10.2    6. Boston Properties, Inc.             4.1   Fund will continue to hold any particular
Industrial Properties                 8.1    7. Archstone-Smith Trust               4.1   security.
Healthcare                            7.6    8. Vornado Realty Trust                4.0
Diversified                           5.6    9. Public Storage, Inc.                3.7   *  Excluding money market fund holdings.
Self Storage Facilities               4.7    10. General Growth Properties, Inc.    3.7
Developers                            1.0
Specialty Properties                  1.0
Industrial/Office Mixed               0.4
Money Market Funds
Plus Other Assets Less Liabilities    3.1

==========================================   ==========================================   ==========================================

AIM REAL ESTATE FUND

performance was driven by a number of        Index.(4) Its inclusion, along with our      [RODRIGUEZ PHOTO]    Joe V. Rodriguez,
recurring themes, including ongoing          underweight position and the strong                               Jr.Director of
privatization activity, improving real       performance of the apartment property        Securities Management, INVESCO Real
estate operating fundamentals, growing       type, detracted the most from Fund           Estate, is lead manager of AIM Real Estate
demand for stable, income-producing assets   performance on a relative basis.             Fund. He oversees all phases of the unit
like real estate and a movement toward the                                                including securities research and
globalization of real estate mandates.          APARTMENT INVESTMENT AND MANAGEMENT       administration. Mr. Rodriguez began his
                                             CO., one of the nation's largest             investment career in 1983 and joined
   Positive returns during the reporting     owner/operator of apartment homes,           INVESCO in 1990. He has served on the
period resulted from strong stock            performed inline with the general            editorial boards of the National
selection in the lodging & resorts, retail   apartment sector, but not owning a           Association of Real Estate Investment
shopping centers and retail regional mall    position hurt Fund performance on a          Trusts (NAREIT) as well as the
property types. HILTON HOTELS, a leading     relative basis. Finally, not owning DUKE     Institutional Real Estate Securities
global hospitality company that owns,        REALTY CORP., a large commercial real        Newsletter. Mr. Rodriguez earned his
manages or franchises hotels in more than    estate company, which benefited from the     B.B.A. in economics and finance as well as
80 countries, was the largest relative       overall improving fundamentals of the        his M.B.A. in finance from Baylor
contributor to Fund performance versus the   office property type, detracted from         University.
Fund's style-specific index. During the      relative Fund performance as Duke Realty
reporting period, Hilton Hotels stock        has a relatively large weight in the         [BLACKBURN PHOTO]    Mark D. Blackburn
gained momentum due to strong                Fund's style-specific index.(3)                                   Chartered Financial
fundamentals. This proved favorable to the                                                Analyst, Director of Investments, INVESCO
Fund as Hilton Hotels is not a constituent      During the reporting period, the Fund     Real Estate, is manager of AIM Real Estate
of the FTSE NAREIT Equity REITs Index.(3)    and real estate markets in general have      Fund. He joined INVESCO in 1998 and has
                                             experienced strong double-digit returns.     approximately 20 years of experience in
   SL GREEN REALTY, which owns and           It would be imprudent for us to suggest      institutional investing and risk
operates a portfolio of commercial office    such a level of performance is sustainable   management. Mr. Blackburn earned a B.S. in
properties in Midtown Manhattan, benefited   over the long term. We'd like to thank you   accounting from Louisiana State University
from a very strong office market in          for continuing to invest in AIM Real         and an M.B.A. from Southern Methodist
Midtown Manhattan and a solid inflow of      Estate Fund, and we'd like to welcome any    University. He is a certified public
capital into that space. MACERICH CO.,       new shareholders who invested with us        accountant.
which engages in the acquisition,            during the reporting period.
ownership, development, redevelopment,
management and leasing of regional and       Sources:                                     [CURBO PHOTO]        Paul Curbo Chartered
community shopping centers, continued to                                                                       Financial Analyst,
display strong fundamentals and had very     (1) Lipper Inc.;                             portfolio manager, INVESCO Real Estate, is
solid earnings during the period. HOST                                                    a manager of AIM Real Estate Fund. He
HOTELS & RESORTS, which primarily engages    (2) U.S. Federal Reserve Board;              joined INVESCO in 1998 and has 13 years of
in the ownership and operation of hotel                                                   real estate experience. Mr. Curbo earned a
properties in North America, gained          (3) FTSE International Limited ("FTSE").;    B.B.A. in finance from the The University
momentum throughout the year as it was                                                    of Texas.
undervalued early in the year but produced   (4) Standard & Poor's
solid earnings and fundamentals during the                                                [TROWBRIDGE PHOTO]   James W. Trowbridge
reporting period. Additionally, investors    THE VIEWS AND OPINIONS EXPRESSED IN                               portfolio manager,
became more comfortable with the lodging     MANAGEMENT'S DISCUSSION OF FUND              INVESCO Real Estate, is manager of AIM
property type throughout the reporting       PERFORMANCE ARE THOSE OF A I M ADVISORS,     Real Estate Fund. Mr. Trowbridge joined
period making lodging stocks some of the     INC. THESE VIEWS AND OPINIONS ARE SUBJECT    INVESCO Real Estate in 1989. With 32 years
larger contributors to the Fund's positive   TO CHANGE AT ANY TIME BASED ON FACTORS       of real estate investment experience for
relative performance during the reporting    SUCH AS MARKET AND ECONOMIC CONDITIONS.      major institutional investors, Mr.
period.                                      THESE VIEWS AND OPINIONS MAY NOT BE RELIED   Trowbridge is responsible for integrating
                                             UPON AS INVESTMENT ADVICE OR                 his knowledge into INVESCO's publicly
   Conversely, despite positive              RECOMMENDATIONS, OR AS AN OFFER FOR A        traded REIT investments. Mr. Trowbridge
performance by the REIT market during the    PARTICULAR SECURITY. THE INFORMATION IS      earned his B.S. in finance from Indiana
reporting period, a few holdings detracted   NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF   University.
from our relative performance. AVALONBAY     ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
CO., a company that primarily concentrates   THE FUND. STATEMENTS OF FACT ARE FROM        [WANG PHOTO]         Ping Ying Wang
on the development and redevelopment of      SOURCES CONSIDERED RELIABLE, BUT A I M                            Chartered Financial
multifamily communities in high              ADVISORS, INC. MAKES NO REPRESENTATION OR    Analyst, portfolio manager, INVESCO Real
barrier-to-entry markets in the U.S., was    WARRANTY AS TO THEIR COMPLETENESS OR         Estate, is manager of AIM Real Estate
included for the first time in the S&P 500   ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE    Fund. She has 10 years of real estate
                                             IS NO GUARANTEE OF FUTURE RESULTS, THESE     experience. She earned a B.S. in
                                             INSIGHTS MAY HELP YOU UNDERSTAND OUR         international finance from the People's
                                             INVESTMENT MANAGEMENT PHILOSOPHY.            University of China and a Ph.D. in finance
                                                                                          from the University of Texas at Dallas.
                                                See important Fund and index
                                             disclosures on the inside front cover.       Assisted by the Real Estate Team

                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE, PLEASE SEE PAGE 8.

AIM REAL ESTATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ==========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 WILL FLUCTUATE SO THAT YOU MAY HAVE A GAIN
                                                                                          OR LOSS WHEN YOU SELL SHARES.
As of 1/31/07, including applicable          As of 12/31/06, the most recent calendar
sales charges                                quarter-end, including applicable sales         THE NET ANNUAL FUND OPERATING EXPENSE
                                             charges                                      RATIO SET FORTH IN THE MOST RECENT FUND
CLASS A SHARES                                                                            PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (12/31/96)             15.30%      CLASS A SHARES                               FOR CLASS A, CLASS B, CLASS C, CLASS R AND
10 Years                         15.44       Inception (12/31/96)               14.54%    INVESTOR CLASS SHARES WAS 1.29%, 2.04%,
 5 Years                         26.58       10 Years                           14.54     2.04%, 1.54% AND 1.27%, RESPECTIVELY.(1)
 1 Year                          30.68        5 Years                           24.82     THE TOTAL ANNUAL FUND OPERATING EXPENSE
                                              1 Year                            28.78     RATIO SET FORTH IN THE MOST RECENT FUND
CLASS B SHARES                                                                            PROSPECTUS AS OF THE DATE OF THIS REPORT
Inception (3/3/98)               15.47%      CLASS B SHARES                               FOR CLASS A, CLASS B, CLASS C, CLASS R AND
 5 Years                         27.02       Inception (3/3/98)                 14.61%    INVESTOR CLASS SHARES WAS 1.46%, 2.21%,
 1 Year                          32.28        5 Years                           25.23     2.21%, 1.71% AND 1.44%, RESPECTIVELY. THE
                                              1 Year                            30.31     EXPENSE RATIOS PRESENTED ABOVE MAY VARY
CLASS C SHARES                                                                            FROM THE EXPENSE RATIOS PRESENTED IN OTHER
Inception (5/1/95)               16.74%      CLASS C SHARES                               SECTIONS OF THIS REPORT THAT ARE BASED ON
10 Years                         15.28       Inception (5/1/95)                 16.10%    EXPENSES INCURRED DURING THE PERIOD
 5 Years                         27.16       10 Years                           14.38     COVERED BY THIS REPORT.
 1 Year                          36.25        5 Years                           25.38
                                              1 Year                            34.28        CLASS A SHARE PERFORMANCE REFLECTS THE
CLASS R SHARES                                                                            MAXIMUM 5.50% SALES CHARGE, AND CLASS B
10 Years                         15.91%      CLASS R SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
 5 Years                         27.81       10 Years                           15.01%    APPLICABLE CONTINGENT DEFERRED SALES
 1 Year                          37.96        5 Years                           26.03     CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
                                              1 Year                            35.93     CDSC ON CLASS B SHARES DECLINES FROM 5%
INVESTOR CLASS SHARES                                                                     BEGINNING AT THE TIME OF PURCHASE TO 0% AT
10 Years                         16.11%      INVESTOR CLASS SHARES                        THE BEGINNING OF THE SEVENTH YEAR. THE
 5 Years                         28.07       10 Years                           15.21%    CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 1 Year                          38.33        5 Years                           26.27     YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
                                              1 Year                            36.31     HAVE A FRONT-END SALES CHARGE; RETURNS
========================================     ==========================================   SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS R SHARES' INCEPTION DATE IS APRIL      RESTATED PERFORMANCE WILL REFLECT THE        ON A TOTAL REDEMPTION OF RETIREMENT PLAN
30, 2004. RETURNS SINCE THAT DATE ARE        HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   ASSETS WITHIN THE FIRST YEAR. INVESTOR
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    A SHARES FOR THE PERIOD USING BLENDED        CLASS SHARES DO NOT HAVE A FRONT-END SALES
BLENDED RETURNS OF HISTORICAL CLASS R        RETURNS. CLASS A SHARES' INCEPTION DATE IS   CHARGE OR A CDSC; THEREFORE, PERFORMANCE
SHARE PERFORMANCE AND RESTATED CLASS A       DECEMBER 31, 1996.                           IS AT NET ASSET VALUE.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO
THE INCEPTION DATE OF CLASS R SHARES) AT        THE PERFORMANCE DATA QUOTED REPRESENT        THE PERFORMANCE OF THE FUND'S SHARE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     PAST PERFORMANCE AND CANNOT GUARANTEE        CLASSES WILL DIFFER PRIMARILY DUE TO
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   COMPARABLE FUTURE RESULTS; CURRENT           DIFFERENT SALES CHARGE STRUCTURES AND
R SHARES. CLASS A SHARES' INCEPTION DATE     PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CLASS EXPENSES.
IS DECEMBER 31, 1996.                        VISIT AIMINVESTMENTS.COM FOR THE MOST
                                             RECENT MONTH-END PERFORMANCE. PERFORMANCE       HAD THE ADVISOR NOT WAIVED FEES AND/OR
   INVESTOR CLASS SHARES' INCEPTION DATE     FIGURES REFLECT REINVESTED DISTRIBUTIONS,    REIMBURSED EXPENSES IN THE PAST,
IS SEPTEMBER 30, 2003. RETURNS SINCE THAT    CHANGES IN NET ASSET VALUE AND THE EFFECT    PERFORMANCE WOULD HAVE BEEN LOWER.
DATE ARE HISTORICAL RETURNS. ALL OTHER       OF THE MAXIMUM SALES CHARGE UNLESS
RETURNS ARE BLENDED RETURNS OF HISTORICAL    OTHERWISE STATED. PERFORMANCE FIGURES DO
INVESTOR CLASS SHARE PERFORMANCE AND         NOT REFLECT DEDUCTION OF TAXES A
RESTATED CLASS A SHARE PERFORMANCE (FOR      SHAREHOLDER WOULD PAY ON FUND
PERIODS PRIOR TO THE INCEPTION DATE OF       DISTRIBUTIONS OR SALE OF FUND SHARES.
INVESTOR CLASS SHARES) AT NET ASSET VALUE    INVESTMENT RETURN AND PRINCIPAL VALUE
WHICH

(1) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the advisory fees payable by the Fund do not exceed a specific maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

AIM REAL ESTATE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to estimate         The hypothetical account values and
                                             the expenses that you paid over the          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      period. Simply divide your account value     actual ending account balance or expenses
two types of costs: (1) transaction costs,   by $1,000 (for example, an $8,600 account    you paid for the period. You may use this
which may include sales charges (loads) on   value divided by $1,000 = 8.6), then         information to compare the ongoing costs
purchase payments; contingent deferred       multiply the result by the number in the     of investing in the Fund and other funds.
sales charges on redemptions, and            table under the heading entitled "Actual     To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     Expenses Paid During Period" to estimate     example with the 5% hypothetical examples
costs, including management fees;            the expenses you paid on your account        that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    during this period.                          the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES      PLEASE NOTE THAT THE EXPENSES SHOWN
ongoing costs (in dollars) of investing in                                                in the table are meant to highlight your
the Fund and to compare these costs with     The table below also provides information    ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transaction costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period August 1, 2006, through        which is not the Fund's actual return. The   hypothetical information is useful in
January 31, 2007.                            Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended January 31, 2007, appear in     costs of owning different funds. In
                                             the table "Fund vs. Indexes" on page 6.      addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,
together

====================================================================================================================================

                                                                                HYPOTHETICAL
                                                                                    (5% ANNUAL
                                                  ACTUAL                   RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING        EXPENSES              ENDING        EXPENSES       ANNUALIZED
  SHARE          ACCOUNT VALUE         ACCOUNT VALUE   PAID DURING         ACCOUNT VALUE   PAID DURING        EXPENSE
  CLASS             (8/1/06)            (1/31/07)(1)    PERIOD(2)            (1/31/07)      PERIOD(2)          RATIO
A                  $1,000.00             $1,250.40        $ 7.09             $1,018.90        $ 6.36           1.25%
B                   1,000.00              1,245.80         11.32              1,015.12         10.16           2.00
C                   1,000.00              1,245.70         11.32              1,015.12         10.16           2.00
R                   1,000.00              1,249.10          8.50              1,017.64          7.63           1.50
Investor            1,000.00              1,250.30          7.09              1,018.90          6.36           1.25

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 6.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM REAL ESTATE FUND

Approval of Investment Advisory Agreement

The Board of Trustees of AIM Investment      the performance of funds advised by other    the Board concluded that the advisory fee
Securities Funds (the "Board") oversees      advisors with investment strategies          rate for the Fund under the Advisory
the management of AIM Real Estate Fund       comparable to those of the Fund. The Board   Agreement was fair and reasonable.
(the "Fund") and, as required by law,        noted that the Fund's performance in such
determines annually whether to approve the   periods was above the median performance     o Expense limitations and fee waivers. The
continuance of the Fund's advisory           of such comparable funds. Based on this      Board noted that AIM has contractually
agreement with A I M Advisors, Inc.          review and after taking account of all of    agreed to waive advisory fees of the Fund
("AIM"). Based upon the recommendation of    the other factors that the Board             through December 31, 2009 to the extent
the Investments Committee of the Board, at   considered in determining whether to         necessary so that the advisory fees
a meeting held on June 27, 2006, the         continue the Advisory Agreement for the      payable by the Fund do not exceed a
Board, including all of the independent      Fund, the Board concluded that no changes    specified maximum advisory fee rate, which
trustees, approved the continuance of the    should be made to the Fund and that it was   maximum rate includes breakpoints and is
advisory agreement (the "Advisory            not necessary to change the Fund's           based on net asset levels. The Board
Agreement") between the Fund and AIM for     portfolio management team at this time.      considered the contractual nature of this
another year, effective July 1, 2006.        Although the independent written             fee waiver and noted that it remains in
                                             evaluation of the Fund's Senior Officer      effect until December 31, 2009. The Board
     The Board considered the factors        (discussed below) only considered Fund       considered the effect this fee waiver
discussed below in evaluating the fairness   performance through the most recent          would have on the Fund's estimated
and reasonableness of the Advisory           calendar year, the Board also reviewed       expenses and concluded that the levels of
Agreement at the meeting on June 27, 2006    more recent Fund performance, which did      fee waivers/expense limitations for the
and as part of the Board's ongoing           not change their conclusions.                Fund were fair and reasonable.
oversight of the Fund. In their
deliberations, the Board and the             o The performance of the Fund relative to    o Breakpoints and economies of scale. The
independent trustees did not identify any    indices. The Board reviewed the              Board reviewed the structure of the Fund's
particular factor that was controlling,      performance of the Fund during the past      advisory fee under the Advisory Agreement,
and each trustee attributed different        one, three and five calendar years against   noting that it does not include any
weights to the various factors.              the performance of the Lipper Real Estate    breakpoints. The Board considered whether
                                             Fund Index. The Board noted that the         it would be appropriate to add advisory
     One responsibility of the independent   Fund's performance in such periods was       fee breakpoints for the Fund or whether,
Senior Officer of the Fund is to manage      comparable to the performance of such        due to the nature of the Fund and the
the process by which the Fund's proposed     Index. Based on this review and after        advisory fee structures of comparable
management fees are negotiated to ensure     taking account of all of the other factors   funds, it was reasonable to structure the
that they are negotiated in a manner which   that the Board considered in determining     advisory fee without breakpoints. Based on
is at arms' length and reasonable. To that   whether to continue the Advisory Agreement   this review, the Board concluded that it
end, the Senior Officer must either          for the Fund, the Board concluded that no    was not necessary to add advisory fee
supervise a competitive bidding process or   changes should be made to the Fund and       breakpoints to the Fund's advisory fee
prepare an independent written evaluation.   that it was not necessary to change the      schedule. The Board reviewed the level of
The Senior Officer has recommended an        Fund's portfolio management team at this     the Fund's advisory fees, and noted that
independent written evaluation in lieu of    time. Although the independent written       such fees, as a percentage of the Fund's
a competitive bidding process and, upon      evaluation of the Fund's Senior Officer      net assets, would remain constant under
the direction of the Board, has prepared     (discussed below) only considered Fund       the Advisory Agreement because the
such an independent written evaluation.      performance through the most recent          Advisory Agreement does not include any
Such written evaluation also considered      calendar year, the Board also reviewed       breakpoints. The Board noted that AIM has
certain of the factors discussed below. In   more recent Fund performance, which did      contractually agreed to waive advisory
addition, as discussed below, the Senior     not change their conclusions.                fees of the Fund through December 31, 2009
Officer made a recommendation to the Board                                                to the extent necessary so that the
in connection with such written              o Meetings with the Fund's portfolio         advisory fees payable by the Fund do not
evaluation.                                  managers and investment personnel. With      exceed a specified maximum advisory fee
                                             respect to the Fund, the Board is meeting    rate, which maximum rate includes
     The discussion below serves as a        periodically with such Fund's portfolio      breakpoints and is based on net asset
summary of the Senior Officer's              managers and/or other investment personnel   levels. The Board concluded that the
independent written evaluation and           and believes that such individuals are       Fund's fee levels under the Advisory
recommendation to the Board in connection    competent and able to continue to carry      Agreement therefore would not reflect
therewith, as well as a discussion of the    out their responsibilities under the         economies of scale, although the advisory
material factors and the conclusions with    Advisory Agreement.                          fee waiver reflects economies of scale.
respect thereto that formed the basis for
the Board's approval of the Advisory         o Overall performance of AIM. The Board      o Investments in affiliated money market
Agreement. After consideration of all of     considered the overall performance of AIM    funds. The Board also took into account
the factors below and based on its           in providing investment advisory and         the fact that uninvested cash and cash
informed business judgment, the Board        portfolio administrative services to the     collateral from securities lending
determined that the Advisory Agreement is    Fund and concluded that such performance     arrangements, if any (collectively, "cash
in the best interests of the Fund and its    was satisfactory.                            balances") of the Fund may be invested in
shareholders and that the compensation to                                                 money market funds advised by AIM pursuant
AIM under the Advisory Agreement is fair     o Fees relative to those of clients of AIM   to the terms of an SEC exemptive order.
and reasonable and would have been           with comparable investment strategies. The   The Board found that the Fund may realize
obtained through arm's length                Board reviewed the effective advisory fee    certain benefits upon investing cash
negotiations.                                rate (before waivers) for the Fund under     balances in AIM advised money market
                                             the Advisory Agreement. The Board noted      funds, including a higher net return,
     Unless otherwise stated, information    that this rate was (i) above the effective   increased liquidity, increased
presented below is as of June 27, 2006 and   advisory fee rate (before waivers) for one   diversification or decreased transaction
does not reflect any changes that may have   mutual fund advised by AIM with investment   costs. The Board also found that the Fund
occurred since June 27, 2006, including      strategies comparable to those of the        will not receive reduced services if it
but not limited to changes to the Fund's     Fund; (ii) the same as the effective         invests its cash balances in such money
performance, advisory fees, expense          advisory fee rate (before waivers) for one   market funds. The Board noted that, to the
limitations and/or fee waivers.              variable insurance fund advised by AIM and   extent the Fund invests uninvested cash in
                                             offered to insurance company separate        affiliated money market funds, AIM has
o The nature and extent of the advisory      accounts with investment strategies          voluntarily agreed to waive a portion of
services to be provided by AIM. The Board    comparable to those of the Fund; and (iii)   the advisory fees it receives from the
reviewed the services to be provided by      above the effective sub-advisory fee rate    Fund attributable to such investment. The
AIM under the Advisory Agreement. Based on   for one variable insurance fund              Board further determined that the proposed
such review, the Board concluded that the    sub-advised by an AIM affiliate and          securities lending program and related
range of services to be provided by AIM      offered to insurance company separate        procedures with respect to the lending
under the Advisory Agreement was             accounts with investment strategies          Fund is in the best interests of the
appropriate and that AIM currently is        comparable to those of the Fund. The Board   lending Fund and its respective
providing services in accordance with the    noted that AIM has agreed to waive           shareholders. The Board therefore
terms of the Advisory Agreement.             advisory fees of the Fund, as discussed      concluded that the investment of cash
                                             below. Based on this review, the Board       collateral received in connection with the
o The quality of services to be provided     concluded that the advisory fee rate for     securities lending program in the money
by AIM. The Board reviewed the credentials   the Fund under the Advisory Agreement was    market funds according to the procedures
and experience of the officers and           fair and reasonable.                         is in the best interests of the lending
employees of AIM who will provide                                                         Fund and its respective shareholders.
investment advisory services to the Fund.    o Fees relative to those of comparable
In reviewing the qualifications of AIM to    funds with other advisors. The Board         o Independent written evaluation and
provide investment advisory services, the    reviewed the advisory fee rate for the       recommendations of the Fund's Senior
Board considered such issues as AIM's        Fund under the Advisory Agreement. The       Officer. The Board noted that, upon their
portfolio and product review process,        Board compared effective contractual         direction, the Senior Officer of the Fund,
various back office support functions        advisory fee rates at a common asset level   who is independent of AIM and AIM's
provided by AIM and AIM's equity and fixed   at the end of the past calendar year and     affiliates, had prepared an independent
income trading operations. Based on the      noted that the Fund's rate was comparable    written evaluation in order to assist the
review of these and other factors, the       to the median rate of the funds advised by   Board in determining the reasonableness of
Board concluded that the quality of          other advisors with investment strategies    the proposed management fees of the AIM
services to be provided by AIM was           comparable to those of the Fund that the     Funds, including the Fund. The Board noted
appropriate and that AIM currently is        Board reviewed. The Board noted that AIM     that the Senior Officer's written
providing satisfactory services in           has agreed to waive advisory fees of the     evaluation had been relied upon by the
accordance with the terms of the Advisory    Fund, as discussed below. Based on this      Board in this regard in lieu of
Agreement.                                   review,

o The performance of the Fund relative to comparable funds. The Board reviewed the performance of the Fund during the past one, three and five calendar years against

                                                                                                                         (continued)

AIM REAL ESTATE FUND

a competitive bidding process. In            required by law, determines annually         was comparable to the performance of such
determining whether to continue the          whether to approve the continuance of the    Index. Based on this review and after
Advisory Agreement for the Fund, the Board   Fund's sub-advisory agreement. Based upon    taking account of all of the other factors
considered the Senior Officer's written      the recommendation of the Investments        that the Board considered in determining
evaluation and the recommendation made by    Committee of the Board, at a meeting held    whether to continue the Advisory Agreement
the Senior Officer to the Board that the     on June 27, 2006, the Board, including all   for the Fund, the Board concluded that no
Board consider whether the advisory fee      of the independent trustees, approved the    changes should be made to the Fund and
waivers for certain equity AIM Funds,        continuance of the sub-advisory agreement    that it was not necessary to change the
including the Fund, should be simplified.    (the "Sub-Advisory Agreement") between       Fund's portfolio management team at this
The Board concluded that it would be         INVESCO Institutional (N.A.), Inc. (the      time. Although the independent written
advisable to consider this issue and reach   "Sub-Advisor") and AIM with respect to the   evaluation of the Fund's Senior Officer
a decision prior to the expiration date of   Fund for another year, effective July 1,     (discussed below) only considered Fund
such advisory fee waivers.                   2006.                                        performance through the most recent
                                                                                          calendar year, the Board also reviewed
o Profitability of AIM and its affiliates.        The Board considered the factors        more recent Fund performance, which did
The Board reviewed information concerning    discussed below in evaluating the fairness   not change their conclusions.
the profitability of AIM's (and its          and reasonableness of the Sub-Advisory
affiliates') investment advisory and other   Agreement at the meeting on June 27, 2006    o Meetings with the Fund's portfolio
activities and its financial condition.      and as part of the Board's ongoing           managers and investment personnel. The
The Board considered the overall             oversight of the Fund. In their              Board is meeting periodically with the
profitability of AIM, as well as the         deliberations, the Board and the             Fund's portfolio managers and/or other
profitability of AIM in connection with      independent trustees did not identify any    investment personnel and believes that
managing the Fund. The Board noted that      particular factor that was controlling,      such individuals are competent and able to
AIM's operations remain profitable,          and each trustee attributed different        continue to carry out their
although increased expenses in recent        weights to the various factors.              responsibilities under the Sub-Advisory
years have reduced AIM's profitability.                                                   Agreement.
Based on the review of the profitability          The discussion below serves as a
of AIM's and its affiliates' investment      discussion of the material factors and the   o Overall performance of the Sub-Advisor.
advisory and other activities and its        conclusions with respect thereto that        The Board considered the overall
financial condition, the Board concluded     formed the basis for the Board's approval    performance of the Sub-Advisor in
that the compensation to be paid by the      of the Sub-Advisory Agreement. After         providing investment advisory services to
Fund to AIM under its Advisory Agreement     consideration of all of the factors below    the Fund and concluded that such
was not excessive.                           and based on its informed business           performance was satisfactory.
                                             judgment, the Board determined that the
o Benefits of soft dollars to AIM. The       Sub-Advisory Agreement is in the best        o Fees relative to those of clients of the
Board considered the benefits realized by    interests of the Fund and its shareholders   Sub-Advisor with comparable investment
AIM as a result of brokerage transactions    and that the compensation to the             strategies. The Board reviewed the
executed through "soft dollar"               Sub-Advisor under the Sub-Advisory           sub-advisory fee rate for the Fund under
arrangements. Under these arrangements,      Agreement is fair and reasonable.            the Sub-Advisory Agreement and the
brokerage commissions paid by the Fund                                                    sub-advisory fees paid thereunder. The
and/or other funds advised by AIM are used        Unless otherwise stated, information    Board noted that this rate was (i)
to pay for research and execution            presented below is as of June 27, 2006 and   comparable to the sub-advisory fee rate
services. This research may be used by AIM   does not reflect any changes that may have   for one mutual fund sub-advised by the
in making investment decisions for the       occurred since June 27, 2006, including      Sub-Advisor with investment strategies
Fund. The Board concluded that such          but not limited to changes to the Fund's     comparable to those of the Fund; (ii)
arrangements were appropriate.               performance.                                 comparable to the sub-advisory fee rate
                                                                                          for one variable insurance fund
o AIM's financial soundness in light of      o The nature and extent of the advisory      sub-advised by the Sub-Advisor and offered
the Fund's needs. The Board considered       services to be provided by the               to insurance company separate accounts
whether AIM is financially sound and has     Sub-Advisor. The Board reviewed the          with investment strategies comparable to
the resources necessary to perform its       services to be provided by the Sub-Advisor   those of the Fund; and (iii) below the
obligations under the Advisory Agreement,    under the Sub-Advisory Agreement. Based on   sub-advisory fee rate for one variable
and concluded that AIM has the financial     such review, the Board concluded that the    insurance fund sub-advised by the
resources necessary to fulfill its           range of services to be provided by the      Sub-Advisor and offered to insurance
obligations under the Advisory Agreement.    Sub-Advisor under the Sub-Advisory           company separate accounts with investment
                                             Agreement was appropriate and that the       strategies comparable to those of the
o Historical relationship between the Fund   Sub-Advisor currently is providing           Fund. The Board noted that AIM has agreed
and AIM. In determining whether to           services in accordance with the terms of     to waive advisory fees of the Fund. The
continue the Advisory Agreement for the      the Sub-Advisory Agreement.                  Board also considered the services to be
Fund, the Board also considered the prior                                                 provided by the Sub-Advisor pursuant to
relationship between AIM and the Fund, as    o The quality of services to be provided     the Sub-Advisory Agreement and the
well as the Board's knowledge of AIM's       by the Sub-Advisor. The Board reviewed the   services to be provided by AIM pursuant to
operations, and concluded that it was        credentials and experience of the officers   the Advisory Agreement, as well as the
beneficial to maintain the current           and employees of the Sub-Advisor who will    allocation of fees between AIM and the
relationship, in part, because of such       provide investment advisory services to      Sub-Advisor pursuant to the Sub-Advisory
knowledge. The Board also reviewed the       the Fund. Based on the review of these and   Agreement. The Board noted that the
general nature of the non-investment         other factors, the Board concluded that      sub-advisory fees have no direct effect on
advisory services currently performed by     the quality of services to be provided by    the Fund or its shareholders, as they are
AIM and its affiliates, such as              the Sub-Advisor was appropriate, and that    paid by AIM to the Sub-Advisor, and that
administrative, transfer agency and          the Sub-Advisor currently is providing       AIM and the Sub-Advisor are affiliates.
distribution services, and the fees          satisfactory services in accordance with     Based on this review, the Board concluded
received by AIM and its affiliates for       the terms of the Sub-Advisory Agreement.     that the sub-advisory fee rate under the
performing such services. In addition to                                                  Sub-Advisory Agreement was fair and
reviewing such services, the trustees also   o The performance of the Fund relative to    reasonable.
considered the organizational structure      comparable funds. The Board reviewed the
employed by AIM and its affiliates to        performance of the Fund during the past      o Profitability of AM and its affiliates.
provide those services. Based on the         one, three and five calendar years against   The Board reviewed information concerning
review of these and other factors, the       the performance of funds advised by other    the profitability of AIM's (and its
Board concluded that AIM and its             advisors with investment strategies          affiliates') investment advisory and other
affiliates were qualified to continue to     comparable to those of the Fund. The Board   activities and its financial condition.
provide non-investment advisory services     noted that the Fund's performance in such    The Board considered the overall
to the Fund, including administrative,       periods was above the median performance     profitability of AIM, as well as the
transfer agency and distribution services,   of such comparable funds. Based on this      profitability of AIM in connection with
and that AIM and its affiliates currently    review and after taking account of all of    managing the Fund. The Board noted that
are providing satisfactory non-investment    the other factors that the Board             AIM's operations remain profitable,
advisory services.                           considered in determining whether to         although increased expenses in recent
                                             continue the Advisory Agreement for the      years have reduced AIM's profitability.
o Other factors and current trends. The      Fund, the Board concluded that no changes    Based on the review of the profitability
Board considered the steps that AIM and      should be made to the Fund and that it was   of AIM's and its affiliates' investment
its affiliates have taken over the last      not necessary to change the Fund's           advisory and other activities and its
several years, and continue to take, in      portfolio management team at this time.      financial condition, the Board concluded
order to improve the quality and             Although the independent written             that the compensation to be paid by the
efficiency of the services they provide to   evaluation of the Fund's Senior Officer      Fund to AIM under its Advisory Agreement
the Funds in the areas of investment         (discussed below) only considered Fund       was not excessive.
performance, product line diversification,   performance through the most recent
distribution, fund operations, shareholder   calendar year, the Board also reviewed       o The Sub-Advisor's financial soundness in
services and compliance. The Board           more recent Fund performance, which did      light of the Fund's needs. The Board
concluded that these steps taken by AIM      not change their conclusions.                considered whether the Sub-Advisor is
have improved, and are likely to continue                                                 financially sound and has the resources
to improve, the quality and efficiency of    o The performance of the Fund relative to    necessary to perform its obligations under
the services AIM and its affiliates          indices. The Board reviewed the              the Sub-Advisory Agreement, and concluded
provide to the Fund in each of these         performance of the Fund during the past      that the Sub-Advisor has the financial
areas, and support the Board's approval of   one, three and five calendar years against   resources necessary to fulfill its
the continuance of the Advisory Agreement    the performance of the Lipper Real Estate    obligations under the Sub-Advisory
for the Fund.                                Fund Index. The Board noted that the         Agreement.
                                             Fund's performance in such periods
Approval of Sub-Advisory Agreement

The Board oversees the management of the Fund and, as

AIM Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $1,209,913,556)   $1,994,911,605
------------------------------------------------------------
Investments in affiliated money market
  funds, at value (cost $62,249,550)              62,249,550
============================================================
    Total investments (cost $1,272,163,106)    2,057,161,155
============================================================
Receivables for:
  Investments sold                                22,393,301
------------------------------------------------------------
  Fund shares sold                                 4,417,261
------------------------------------------------------------
  Dividends                                        1,705,395
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                55,305
------------------------------------------------------------
Other assets                                          62,193
============================================================
    Total assets                               2,085,794,610
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           21,297,852
------------------------------------------------------------
  Fund shares reacquired                           3,498,941
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 111,863
------------------------------------------------------------
Accrued distribution fees                            705,358
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,090
------------------------------------------------------------
Accrued transfer agent fees                          964,820
------------------------------------------------------------
Accrued operating expenses                           142,408
============================================================
    Total liabilities                             26,724,332
============================================================
Net assets applicable to shares outstanding   $2,059,070,278
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,217,523,463
------------------------------------------------------------
Undistributed net investment income                4,358,242
------------------------------------------------------------
Undistributed net realized gain                   52,197,397
------------------------------------------------------------
Unrealized appreciation                          784,991,176
============================================================
                                              $2,059,070,278
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,445,692,591
____________________________________________________________
============================================================
Class B                                       $  251,744,015
____________________________________________________________
============================================================
Class C                                       $  226,630,085
____________________________________________________________
============================================================
Class R                                       $   34,933,348
____________________________________________________________
============================================================
Investor Class                                $   59,447,196
____________________________________________________________
============================================================
Institutional Class                           $   40,623,043
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           39,747,897
____________________________________________________________
============================================================
Class B                                            6,897,219
____________________________________________________________
============================================================
Class C                                            6,224,473
____________________________________________________________
============================================================
Class R                                              960,032
____________________________________________________________
============================================================
Investor Class                                     1,635,997
____________________________________________________________
============================================================
Institutional Class                                1,116,944
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        36.37
------------------------------------------------------------
  Offering price per share
    (Net asset value of $36.37 divided by
    94.50%)                                   $        38.49
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        36.50
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        36.41
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        36.39
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        36.34
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        36.37
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $229,586)      $ 32,414,373
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     2,527,877
==========================================================================
    Total investment income                                     34,942,250
==========================================================================

EXPENSES:

Advisory fees                                                    8,098,178
--------------------------------------------------------------------------
Administrative services fees                                       217,796
--------------------------------------------------------------------------
Custodian fees                                                      82,767
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,562,296
--------------------------------------------------------------------------
  Class B                                                        1,190,957
--------------------------------------------------------------------------
  Class C                                                        1,050,713
--------------------------------------------------------------------------
  Class R                                                           53,240
--------------------------------------------------------------------------
  Investor Class                                                    63,548
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,779,863
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 1,592
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           34,595
--------------------------------------------------------------------------
Other                                                              298,464
==========================================================================
    Total expenses                                              14,434,009
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,606,631)
==========================================================================
    Net expenses                                                12,827,378
==========================================================================
Net investment income                                           22,114,872
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities                                        122,217,951
--------------------------------------------------------------------------
  Foreign currencies                                              (131,689)
==========================================================================
                                                               122,086,262
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        260,487,627
--------------------------------------------------------------------------
  Foreign currencies                                               (17,802)
==========================================================================
                                                               260,469,825
==========================================================================
Net realized and unrealized gain                               382,556,087
==========================================================================
Net increase in net assets resulting from operations          $404,670,959
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                                 SHARES          VALUE
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-94.75%

APARTMENTS-15.37%

Archstone-Smith Trust                           1,332,317    $   84,215,758
---------------------------------------------------------------------------
Boardwalk Real Estate Investment Trust
  (Canada)                                        267,000         9,507,351
---------------------------------------------------------------------------
Camden Property Trust                             515,800        40,438,720
---------------------------------------------------------------------------
Canadian Apartment Properties Real Estate
  Investment Trust (Canada)                       256,200         4,156,419
---------------------------------------------------------------------------
Education Realty Trust, Inc.                      358,700         5,391,261
---------------------------------------------------------------------------
Equity Residential                              1,543,500        86,868,180
---------------------------------------------------------------------------
Essex Property Trust, Inc.                        364,900        52,669,666
---------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.           297,200        17,867,664
---------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                465,900        15,276,861
===========================================================================
                                                                316,391,880
===========================================================================

DEVELOPERS-1.03%

Capitaland Ltd. (Singapore)(a)                  1,072,000         4,733,930
---------------------------------------------------------------------------
Daikyo Inc. (Japan)(a)(b)                         488,000         2,682,280
---------------------------------------------------------------------------
GOLDCREST Co., Ltd. (Japan)(a)                     66,240         3,645,618
---------------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd. (China)         458,800           886,082
---------------------------------------------------------------------------
Hopson Development Holdings Ltd. (China)          771,700         1,838,275
---------------------------------------------------------------------------
Joint Corp. (Japan)(a)                             53,500         1,966,475
---------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Hong Kong)(a)       444,000         5,411,927
===========================================================================
                                                                 21,164,587
===========================================================================

DIVERSIFIED-5.46%

China Resources Land Ltd. (Hong Kong)(a)        1,024,000         1,035,412
---------------------------------------------------------------------------
Colonial Properties Trust                         291,000        14,302,650
---------------------------------------------------------------------------
Land Securities Group PLC (United Kingdom)(a)      71,000         2,998,446
---------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)(a)               190,000         4,939,524
---------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd.
  (Japan)                                         111,000         3,853,911
---------------------------------------------------------------------------
TOKYU REIT, Inc. (Japan)(a)                           229         2,103,723
---------------------------------------------------------------------------
Vornado Realty Trust                              679,600        83,149,060
===========================================================================
                                                                112,382,726
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


HEALTHCARE-7.62%

Health Care Property Investors, Inc.            1,373,700    $   56,665,125
---------------------------------------------------------------------------
Health Care REIT, Inc.                            441,800        20,680,658
---------------------------------------------------------------------------
Nationwide Health Properties, Inc.                465,500        15,510,460
---------------------------------------------------------------------------
Ventas, Inc.                                    1,384,700        64,042,375
===========================================================================
                                                                156,898,618
===========================================================================

INDUSTRIAL PROPERTIES-8.03%

AMB Property Corp.                                696,000        42,351,600
---------------------------------------------------------------------------
Macquarie Goodman Property Trust (New
  Zealand)                                      4,528,100         4,585,530
---------------------------------------------------------------------------
ProLogis                                        1,821,170       118,376,050
===========================================================================
                                                                165,313,180
===========================================================================

LODGING-RESORTS-9.93%

DiamondRock Hospitality Co.                       871,300        16,424,005
---------------------------------------------------------------------------
Equity Inns Inc.                                  773,675        12,765,637
---------------------------------------------------------------------------
Hilton Hotels Corp.                             1,079,300        38,196,427
---------------------------------------------------------------------------
Host Hotels & Resorts Inc.                      3,849,397       101,893,539
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         561,600        35,144,928
===========================================================================
                                                                204,424,536
===========================================================================

OFFICE PROPERTIES-16.47%

Alexandria Real Estate Equities, Inc.             293,400        31,792,824
---------------------------------------------------------------------------
American Financial Realty Trust                   546,700         6,112,106
---------------------------------------------------------------------------
Boston Properties, Inc.                           675,200        85,135,968
---------------------------------------------------------------------------
Brandywine Realty Trust                           973,757        33,945,169
---------------------------------------------------------------------------
Brookfield Properties Corp.                       100,900         4,695,886
---------------------------------------------------------------------------
Capitacommercial Trust (Singapore)(a)           1,417,340         2,481,802
---------------------------------------------------------------------------
Champion REIT (Hong Kong)(b)                    4,773,200         2,640,842
---------------------------------------------------------------------------
China Overseas Land & Investment Ltd. (Hong
  Kong)                                           822,000           908,514
---------------------------------------------------------------------------
Derwent London PLC (United Kingdom)(a)            103,100         3,941,990
---------------------------------------------------------------------------
Douglas Emmett, Inc.                              416,600        11,398,176
---------------------------------------------------------------------------
Equity Office Properties Trust                    576,500        32,024,575
---------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Hong Kong)(a)        898,000         3,997,849
---------------------------------------------------------------------------
Maguire Properties, Inc.                          221,000         9,602,450
---------------------------------------------------------------------------
SL Green Realty Corp.                             667,600        97,856,808
---------------------------------------------------------------------------
Tishman Speyer Office Fund (Australia)(a)       3,371,500         7,673,110
---------------------------------------------------------------------------
Valad Property Group (Australia)(a)             3,584,300         5,019,355
===========================================================================
                                                                339,227,424
===========================================================================

AIM Real Estate Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

REGIONAL MALLS-15.14%

AEON Mall Co., Ltd. (Japan)                        47,600    $    2,678,190
---------------------------------------------------------------------------
CapitaMall Trust (Singapore)(a)                 1,579,000         3,330,448
---------------------------------------------------------------------------
CFS Retail Property Trust (Australia)(a)        1,246,900         2,268,772
---------------------------------------------------------------------------
General Growth Properties, Inc.                 1,223,500        75,269,720
---------------------------------------------------------------------------
Hang Lung Properties Ltd. (Hong Kong)(a)        1,912,000         5,215,294
---------------------------------------------------------------------------
Macerich Co. (The)                                699,500        66,823,235
---------------------------------------------------------------------------
Primaris Retail Real Estate Investment Trust
  (Canada)                                        206,500         3,443,129
---------------------------------------------------------------------------
Simon Property Group, Inc.                      1,260,100       144,142,839
---------------------------------------------------------------------------
Westfield Group (Australia)(a)                    489,200         8,494,033
===========================================================================
                                                                311,665,660
===========================================================================

SELF STORAGE FACILITIES-4.21%

Extra Space Storage Inc.                          510,500        10,077,270
---------------------------------------------------------------------------
Public Storage, Inc.                              705,000        76,675,800
===========================================================================
                                                                 86,753,070
===========================================================================

SHOPPING CENTERS-10.83%

Capital & Regional PLC (United Kingdom)           225,700         6,961,895
---------------------------------------------------------------------------
Developers Diversified Realty Corp.               921,400        61,844,368
---------------------------------------------------------------------------
Federal Realty Investment Trust                   334,500        31,248,990
---------------------------------------------------------------------------
Kimco Realty Corp.                              1,048,300        51,995,680
---------------------------------------------------------------------------
Regency Centers Corp.                             551,800        48,061,780
---------------------------------------------------------------------------
Suntec Real Estate Investment Trust
  (Singapore)(a)                                1,390,000         1,672,557
---------------------------------------------------------------------------
Weingarten Realty Investors                       427,000        21,140,770
===========================================================================
                                                                222,926,040
===========================================================================

SPECIALTY PROPERTIES-0.66%

Digital Realty Trust, Inc.                        277,100         9,958,974
---------------------------------------------------------------------------
Spirit Finance Corp.                              299,200         3,745,984
===========================================================================
                                                                 13,704,958
===========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $1,166,871,426)                                   1,950,852,679
===========================================================================
PREFERRED STOCKS-2.14%

APARTMENTS-0.05%

Equity Residential Series N, 6.48% Pfd.            40,200         1,006,608
===========================================================================

DIVERSIFIED-0.13%

iStar Financial Inc. Series E, 7.88% Pfd.          50,000         1,290,000
---------------------------------------------------------------------------
Vornado Realty Trust Series E, 7.00% Pfd.          54,800         1,396,304
===========================================================================
                                                                  2,686,304
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INDUSTRIAL/OFFICE MIXED-0.37%

Duke Realty Corp.,
  Series J, 6.63% Pfd.                             27,400    $      690,754
---------------------------------------------------------------------------
  Series K, 6.50% Pfd.                             85,000         2,145,400
---------------------------------------------------------------------------
  Series N, 7.25% Pfd.                            183,800         4,830,264
===========================================================================
                                                                  7,666,418
===========================================================================

INDUSTRIAL PROPERTIES-0.07%

First Industrial Realty Trust, Inc. Series J,
  7.25% Pfd.                                       57,300         1,470,891
===========================================================================

OFFICE PROPERTIES-0.28%

BioMed Realty Trust, Inc. Series A, 7.38%
  Pfd.                                            160,000         3,990,400
---------------------------------------------------------------------------
HRPT Properties Trust Series D, $1.63 Conv.
  Pfd.                                             66,200         1,754,300
===========================================================================
                                                                  5,744,700
===========================================================================

LODGING-RESORTS-0.22%

Eagle Hospitality Properties Trust, Inc.
  Series A, 8.25% Pfd.                             36,000           910,080
---------------------------------------------------------------------------
LaSalle Hotel Properties,
  Series D, 7.50% Pfd.                             32,000           806,400
---------------------------------------------------------------------------
  Series E, 8.00% Pfd.                             72,400         1,860,680
---------------------------------------------------------------------------
Sunstone Hotel Investors, Inc. Series A,
  8.00% Pfd.                                       37,800           981,288
===========================================================================
                                                                  4,558,448
===========================================================================

REGIONAL MALLS-0.10%

Realty Income Corp. Series E, 6.75% Pfd.           80,000         2,000,000
===========================================================================

SELF STORAGE FACILITIES-0.46%

Public Storage, Inc.,
  7.13% Pfd.                                       73,100         1,883,056
---------------------------------------------------------------------------
  Series K, 7.25% Pfd.                             17,700           461,085
---------------------------------------------------------------------------
  Series L, 6.75% Pfd.                             85,000         2,139,450
---------------------------------------------------------------------------
  Series M, 6.63% Pfd.                            120,000         2,970,000
---------------------------------------------------------------------------
PS Business Parks, Inc. Series P, 6.70% Pfd.       80,000         1,971,200
===========================================================================
                                                                  9,424,791
===========================================================================

SHOPPING CENTERS-0.11%

Developers Diversified Realty Corp. 7.38%
  Pfd.                                             18,400           468,096
---------------------------------------------------------------------------
Regency Centers Corp. Series D, 7.25% Pfd.         73,100         1,878,670
===========================================================================
                                                                  2,346,766
===========================================================================

SPECIALTY PROPERTIES-0.35%

Entertainment Properties Trust Series C,
  $1.44 Conv. Pfd.                                280,000         7,154,000
===========================================================================
    Total Preferred Stocks (Cost $43,042,130)                    44,058,926
===========================================================================

AIM Real Estate Fund


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-3.02%

Liquid Assets Portfolio-Institutional
  Class(c)                                     31,124,775    $   31,124,775
---------------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       31,124,775        31,124,775
===========================================================================
    Total Money Market Funds (Cost
      $62,249,550)                                               62,249,550
===========================================================================
TOTAL INVESTMENTS-99.91% (Cost
  $1,272,163,106)                                             2,057,161,155
===========================================================================
OTHER ASSETS LESS LIABILITIES-0.09%                               1,909,123
===========================================================================
NET ASSETS-100.00%                                           $2,059,070,278
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

Conv.  - Convertible
Pfd.   - Preferred
REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2007 was $73,612,545, which represented 3.58% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $1,209,913,556)   $1,994,911,605
------------------------------------------------------------
Investments in affiliated money market
  funds, at value (cost $62,249,550)              62,249,550
============================================================
    Total investments (cost $1,272,163,106)    2,057,161,155
============================================================
Receivables for:
  Investments sold                                22,393,301
------------------------------------------------------------
  Fund shares sold                                 4,417,261
------------------------------------------------------------
  Dividends                                        1,705,395
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                55,305
------------------------------------------------------------
Other assets                                          62,193
============================================================
    Total assets                               2,085,794,610
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           21,297,852
------------------------------------------------------------
  Fund shares reacquired                           3,498,941
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 111,863
------------------------------------------------------------
Accrued distribution fees                            705,358
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,090
------------------------------------------------------------
Accrued transfer agent fees                          964,820
------------------------------------------------------------
Accrued operating expenses                           142,408
============================================================
    Total liabilities                             26,724,332
============================================================
Net assets applicable to shares outstanding   $2,059,070,278
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,217,523,463
------------------------------------------------------------
Undistributed net investment income                4,358,242
------------------------------------------------------------
Undistributed net realized gain                   52,197,397
------------------------------------------------------------
Unrealized appreciation                          784,991,176
============================================================
                                              $2,059,070,278
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,445,692,591
____________________________________________________________
============================================================
Class B                                       $  251,744,015
____________________________________________________________
============================================================
Class C                                       $  226,630,085
____________________________________________________________
============================================================
Class R                                       $   34,933,348
____________________________________________________________
============================================================
Investor Class                                $   59,447,196
____________________________________________________________
============================================================
Institutional Class                           $   40,623,043
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           39,747,897
____________________________________________________________
============================================================
Class B                                            6,897,219
____________________________________________________________
============================================================
Class C                                            6,224,473
____________________________________________________________
============================================================
Class R                                              960,032
____________________________________________________________
============================================================
Investor Class                                     1,635,997
____________________________________________________________
============================================================
Institutional Class                                1,116,944
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        36.37
------------------------------------------------------------
  Offering price per share
    (Net asset value of $36.37 divided by
    94.50%)                                   $        38.49
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        36.50
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        36.41
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        36.39
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        36.34
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        36.37
____________________________________________________________
============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $229,586)      $ 32,414,373
--------------------------------------------------------------------------
Dividends from affiliated money market funds                     2,527,877
==========================================================================
    Total investment income                                     34,942,250
==========================================================================

EXPENSES:

Advisory fees                                                    8,098,178
--------------------------------------------------------------------------
Administrative services fees                                       217,796
--------------------------------------------------------------------------
Custodian fees                                                      82,767
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        1,562,296
--------------------------------------------------------------------------
  Class B                                                        1,190,957
--------------------------------------------------------------------------
  Class C                                                        1,050,713
--------------------------------------------------------------------------
  Class R                                                           53,240
--------------------------------------------------------------------------
  Investor Class                                                    63,548
--------------------------------------------------------------------------
Transfer agent fees -- A, B, C, R and Investor                   1,779,863
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 1,592
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           34,595
--------------------------------------------------------------------------
Other                                                              298,464
==========================================================================
    Total expenses                                              14,434,009
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,606,631)
==========================================================================
    Net expenses                                                12,827,378
==========================================================================
Net investment income                                           22,114,872
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities                                        122,217,951
--------------------------------------------------------------------------
  Foreign currencies                                              (131,689)
==========================================================================
                                                               122,086,262
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        260,487,627
--------------------------------------------------------------------------
  Foreign currencies                                               (17,802)
==========================================================================
                                                               260,469,825
==========================================================================
Net realized and unrealized gain                               382,556,087
==========================================================================
Net increase in net assets resulting from operations          $404,670,959
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                                 JANUARY 31,         JULY 31,
                                                                     2007              2006
------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   22,114,872    $   11,473,867
------------------------------------------------------------------------------------------------
  Net realized gain                                                122,086,262       160,187,373
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                            260,469,825        78,454,598
================================================================================================
    Net increase in net assets resulting from operations           404,670,959       250,115,838
================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (10,615,051)      (13,410,139)
------------------------------------------------------------------------------------------------
  Class B                                                           (1,105,356)       (1,573,725)
------------------------------------------------------------------------------------------------
  Class C                                                             (982,311)       (1,313,938)
------------------------------------------------------------------------------------------------
  Class R                                                             (151,329)         (110,490)
------------------------------------------------------------------------------------------------
  Investor Class                                                      (428,153)         (579,384)
------------------------------------------------------------------------------------------------
  Institutional Class                                                 (327,039)         (428,167)
================================================================================================
    Total distributions from net investment income                 (13,609,239)      (17,415,843)
================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (133,669,391)      (40,733,902)
------------------------------------------------------------------------------------------------
  Class B                                                          (24,390,344)      (10,309,169)
------------------------------------------------------------------------------------------------
  Class C                                                          (21,790,264)       (8,533,725)
------------------------------------------------------------------------------------------------
  Class R                                                           (2,305,081)         (367,553)
------------------------------------------------------------------------------------------------
  Investor Class                                                    (5,411,654)       (1,749,046)
------------------------------------------------------------------------------------------------
  Institutional Class                                               (3,320,408)       (1,018,665)
================================================================================================
    Total distributions from net realized gains                   (190,887,142)      (62,712,060)
================================================================================================
    Decrease in net assets resulting from distributions           (204,496,381)      (80,127,903)
================================================================================================
Share transactions-net:
  Class A                                                          213,840,036        39,488,942
------------------------------------------------------------------------------------------------
  Class B                                                           (2,530,486)      (52,064,889)
------------------------------------------------------------------------------------------------
  Class C                                                            5,812,369       (33,805,514)
------------------------------------------------------------------------------------------------
  Class R                                                           16,328,165         7,553,468
------------------------------------------------------------------------------------------------
  Investor Class                                                    10,255,661        (2,791,645)
------------------------------------------------------------------------------------------------
  Institutional Class                                               12,682,221         2,885,433
================================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                            256,387,966       (38,734,205)
================================================================================================
    Net increase in net assets                                     456,562,544       131,253,730
================================================================================================

NET ASSETS:

  Beginning of period                                            1,602,507,734     1,471,254,004
================================================================================================
  End of period (including undistributed net investment
    income of $4,358,242 and $(4,147,391), respectively)        $2,059,070,278    $1,602,507,734
________________________________________________________________________________________________
================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Real Estate Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Real Estate Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is high total return through growth of capital and current income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and

AIM Real Estate Fund

     ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Real Estate Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the Fund's average daily net assets.

    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.75%
-------------------------------------------------------------------
Next $250 million                                             0.74%
-------------------------------------------------------------------
Next $500 million                                             0.73%
-------------------------------------------------------------------
Next $1.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.71%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.69%
-------------------------------------------------------------------
Over $10 billion                                              0.68%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. (INVESCO Real Estate) ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on the sub advised assets.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $1,545,438.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,759.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C, Class R and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses ADI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it

AIM Real Estate Fund

retained $34,773 in front-end sales commissions from the sale of Class A shares and $2,751 $65,928, and $1,792 Class A, Class B, and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2007.

                                                                            CHANGE IN
                                                                            UNREALIZED
                           VALUE         PURCHASES         PROCEEDS        APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                     07/31/06         AT COST         FROM SALES      (DEPRECIATION)     01/31/07        INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class                 $14,134,742     $149,660,256     $(132,670,223)       $   --        $31,124,775    $1,266,224     $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                  14,134,742      149,660,256      (132,670,223)           --         31,124,775     1,261,653         --
===================================================================================================================================
  Total
    Investments
    in
    Affiliates          $28,269,484     $299,320,512     $(265,340,446)       $   --        $62,249,550    $2,527,877     $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $59,434.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $5,058 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Real Estate Fund

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2009                                                    $1,285,936
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003 the date of the reorganization of INVESCO Real Estate Opportunity Fund are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of reorganization.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $485,756,585 and $435,579,310, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $783,356,791
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (459,198)
==============================================================================
Net unrealized appreciation of investment securities             $782,897,593
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,274,263,562.

AIM Real Estate Fund

NOTE 9--SHARE INFORMATION

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R, Investor Class and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or the about month-end which is at least eight years after the date of purchase.

    As of April 29, 2005, the Fund's shares are offered on a limited basis.

                                              CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                                  JANUARY 31, 2007(A)               JULY 31, 2006
                                                              ---------------------------    ----------------------------
                                                                SHARES         AMOUNT          SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,039,879    $ 245,731,399     10,405,774    $ 310,259,246
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        122,794        4,282,654        297,327        8,763,563
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        279,435        9,805,228        468,289       13,871,904
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                        514,674       17,772,453        376,173       11,263,891
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 293,036       10,307,337        417,406       12,532,704
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            281,735        9,877,752        430,616       12,777,364
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      4,164,284      139,741,029      1,822,449       51,593,720
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        697,792       23,512,204        384,724       10,858,392
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        624,210       20,982,797        319,577        9,000,471
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                         73,055        2,453,290         16,827          477,469
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 167,981        5,631,882         79,290        2,242,357
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            108,508        3,639,631         50,920        1,446,609
=========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        224,954        7,868,097        429,584       12,865,241
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (224,202)      (7,868,097)      (428,247)     (12,865,241)
=========================================================================================================================
Reacquired:
  Class A                                                     (5,173,900)    (179,500,489)   (11,424,102)    (335,229,265)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (643,903)     (22,457,247)    (2,004,505)     (58,821,603)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (717,472)     (24,975,656)    (1,940,228)     (56,677,889)
-------------------------------------------------------------------------------------------------------------------------
  Class R                                                       (112,943)      (3,897,578)      (142,131)      (4,187,892)
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                (163,927)      (5,683,558)      (596,360)     (17,566,706)
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (25,137)        (835,162)      (370,403)     (11,338,540)
=========================================================================================================================
                                                               7,530,853    $ 256,387,966     (1,407,020)   $ (38,734,205)
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and it owns 15% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are owned beneficially.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

AIM Real Estate Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                   ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                       ENDED                               YEAR ENDED JULY 31,
                                                    JANUARY 31,         ---------------------------------------------------------
                                                        2007               2006         2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    32.65         $    29.14    $  21.41    $  17.50    $  15.25    $ 13.56
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.46(a)            0.30(a)     0.38        0.44(a)     0.45(a)    0.47(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                            7.36               4.94        8.41        3.97        2.24       1.68
=================================================================================================================================
    Total from investment operations                       7.82               5.24        8.79        4.41        2.69       2.15
=================================================================================================================================
Less distributions:
  Dividends from net investment income                    (0.30)             (0.42)      (0.41)      (0.50)      (0.44)     (0.46)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (3.80)             (1.31)      (0.65)         --          --         --
=================================================================================================================================
    Total distributions                                   (4.10)             (1.73)      (1.06)      (0.50)      (0.44)     (0.46)
=================================================================================================================================
Net asset value, end of period                       $    36.37         $    32.65    $  29.14    $  21.41    $  17.50    $ 15.25
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           25.04%             18.96%      41.87%      25.46%      18.12%     16.10%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,445,691         $1,093,623    $940,003    $418,244    $177,901    $86,411
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements           1.25%(c)           1.29%       1.43%       1.65%       1.72%      1.77%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                         1.42%(c)           1.46%       1.57%       1.66%       1.72%      1.77%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   2.63%(c)           1.00%       1.52%       2.17%       2.97%      3.25%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                   25%                45%         38%         28%         87%        77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,239,647,700.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                       CLASS B
                                                     ----------------------------------------------------------------------------
                                                       SIX MONTHS
                                                         ENDED                              YEAR ENDED JULY 31,
                                                      JANUARY 31,         -------------------------------------------------------
                                                          2007              2006        2005        2004        2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  32.75          $  29.23    $  21.48    $  17.55    $  15.29    $ 13.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                     0.33(a)           0.07(a)     0.21        0.30(a)     0.36(a)    0.38(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                             7.39              4.96        8.44        3.99        2.24       1.68
=================================================================================================================================
    Total from investment operations                        7.72              5.03        8.65        4.29        2.60       2.06
=================================================================================================================================
Less distributions:
  Dividends from net investment income                     (0.17)            (0.20)      (0.25)      (0.36)      (0.34)     (0.36)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (3.80)            (1.31)      (0.65)         --          --         --
=================================================================================================================================
    Total distributions                                    (3.97)            (1.51)      (0.90)      (0.36)      (0.34)     (0.36)
=================================================================================================================================
Net asset value, end of period                          $  36.50          $  32.75    $  29.23    $  21.48    $  17.55    $ 15.29
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            24.58%            18.06%      40.91%      24.66%      17.37%     15.40%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $251,744          $227,459    $254,135    $174,672    $123,093    $69,557
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.00%(c)          2.04%       2.11%       2.30%       2.37%      2.41%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         2.17%(c)          2.21%       2.23%       2.31%       2.37%      2.41%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                    1.88%(c)          0.25%       0.84%       1.52%       2.32%      2.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                    25%               45%         38%         28%         87%        77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $236,249,544.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                             YEAR ENDED JULY 31,
                                                       JANUARY 31,         ------------------------------------------------------
                                                           2007              2006        2005        2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  32.68          $  29.17    $  21.44    $  17.52    $ 15.26    $ 13.57
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.33(a)           0.07(a)     0.21        0.30(a)    0.36(a)    0.38(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                              7.37              4.95        8.42        3.98       2.24       1.67
=================================================================================================================================
    Total from investment operations                         7.70              5.02        8.63        4.28       2.60       2.05
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.17)            (0.20)      (0.25)      (0.36)     (0.34)     (0.36)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     (3.80)            (1.31)      (0.65)         --         --         --
=================================================================================================================================
    Total distributions                                     (3.97)            (1.51)      (0.90)      (0.36)     (0.34)     (0.36)
=================================================================================================================================
Net asset value, end of period                           $  36.41          $  32.68    $  29.17    $  21.44    $ 17.52    $ 15.26
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             24.57%            18.07%      40.90%      24.64%     17.41%     15.35%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $226,630          $197,340    $209,723    $116,872    $64,648    $37,733
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             2.00%(c)          2.04%       2.11%       2.30%      2.37%      2.41%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          2.17%(c)          2.21%       2.23%       2.31%      2.37%      2.41%
=================================================================================================================================
Ratio of net investment income to average net assets         1.88%(c)          0.25%       0.84%       1.52%      2.32%      2.61%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     25%               45%         38%         28%        87%        77%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $208,429,539.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                        APRIL 30, 2004
                                                                SIX MONTHS            YEAR ENDED         (DATE SALES
                                                                  ENDED                JULY 31,         COMMENCED) TO
                                                               JANUARY 31,         -----------------       JULY 31,
                                                                   2007             2006       2005          2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 32.66           $ 29.15    $21.41        $19.34
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.42(a)           0.22(a)   0.35          0.11(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            7.37              4.94      8.41          2.07
======================================================================================================================
    Total from investment operations                                7.79              5.16      8.76          2.18
======================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.26)            (0.34)    (0.37)        (0.11)
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (3.80)            (1.31)    (0.65)           --
======================================================================================================================
    Total distributions                                            (4.06)            (1.65)    (1.02)        (0.11)
======================================================================================================================
Net asset value, end of period                                     36.39           $ 32.66    $29.15        $21.41
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                    24.91%            18.66%    41.69%        11.29%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $34,933           $15,850    $6,832        $   24
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.50%(c)          1.54%     1.61%         1.72%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.67%(c)          1.71%     1.73%         1.73%(d)
======================================================================================================================
Ratio of net investment income to average net assets                2.38%(c)          0.75%     1.34%         2.10%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                            25%               45%       38%           28%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,122,469.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                     INVESTOR CLASS
                                                              -------------------------------------------------------------
                                                                                                         SEPTEMBER 30, 2003
                                                                SIX MONTHS             YEAR ENDED           (DATE SALES
                                                                  ENDED                 JULY 31,           COMMENCED) TO
                                                               JANUARY 31,         ------------------         JULY 31,
                                                                   2007             2006       2005             2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 32.63           $ 29.12    $ 21.40         $ 18.18
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.46(a)           0.30(a)    0.40            0.39(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            7.35              4.94       8.41            3.25
===========================================================================================================================
    Total from investment operations                                7.81              5.24       8.81            3.64
===========================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.30)            (0.42)     (0.44)          (0.42)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (3.80)            (1.31)     (0.65)             --
===========================================================================================================================
    Total distributions                                            (4.10)            (1.73)     (1.09)          (0.42)
===========================================================================================================================
Net asset value, end of period                                   $ 36.34           $ 32.63    $ 29.12         $ 21.40
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                    25.03%            18.99%     41.98%          20.13%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $59,447           $43,684    $41,889         $29,896
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.25%(c)          1.27%      1.34%           1.51%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.42%(c)          1.44%      1.46%           1.54%(d)
===========================================================================================================================
Ratio of net investment income to average net assets                2.63%(c)          1.02%      1.61%           2.31%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                            25%               45%        38%             28%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $49,555,890.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Real Estate Fund

                                                                                 INSTITUTIONAL CLASS
                                                              ---------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                                SIX MONTHS             YEAR ENDED         (DATE SALES
                                                                  ENDED                 JULY 31,         COMMENCED) TO
                                                               JANUARY 31,         ------------------       JULY 31,
                                                                   2007             2006       2005           2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 32.66           $ 29.14    $ 21.42        $19.34
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.54(a)           0.44(a)    0.51          0.14(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            7.36              4.95       8.41          2.08
=======================================================================================================================
    Total from investment operations                                7.90              5.39       8.92          2.22
=======================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.39)            (0.56)     (0.55)        (0.14)
-----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (3.80)            (1.31)     (0.65)           --
=======================================================================================================================
    Total distributions                                            (4.19)            (1.87)     (1.20)        (0.14)
=======================================================================================================================
Net asset value, end of period                                   $ 36.37           $ 32.66    $ 29.14        $21.42
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                    25.30%            19.55%     42.56%        11.50%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $40,623           $24,552    $18,671        $1,021
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.81%(c)          0.82%      0.92%         1.12%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.98%(c)          0.99%      1.04%         1.13%(d)
=======================================================================================================================
Ratio of net investment income to average net assets                3.07%(c)          1.47%      2.03%         2.70%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                            25%               45%        38%           28%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $29,919,397.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM Real Estate Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Real Estate Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (NA), Inc.
                                                                                INVESCO Alternatives Group Division
                                                                                Three Galleria Tower, Suite 500
                                                                                13155 Noel Road
                                                                                Dallas, TX 75240-5042


               [EDELIVERY
              GO PAPERLESS
      AIMINVESTMENTS.COM/EDELIVERY
                GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after April 20, 2007, this report
fund and account information via e-mail.     must be accompanied by a Fund Performance
Once your quarterly statements, tax forms,   & Commentary or by an AIM Quarterly
fund reports, and prospectuses are           Performance Review for the most recent
available, we will send you an e-mail        quarter-end. Mutual funds and
notification containing links to these       exchange-traded funds distributed by A I M
documents. For security purposes, you will   Distributors, Inc.
need to log in to your account to view
your statements and tax forms.               A I M Management Group Inc. has provided
                                             leadership in the investment management
WHY SIGN UP?                                 industry since 1976. AIM Investment
                                             Services, Inc. is the transfer agent for
Register for eDelivery to:                   the products and services represented by
                                             AIM Investments. AIM is a subsidiary of
o save your Fund the cost of printing and    AMVESCAP PLC, one of the world's largest
postage.                                     independent financial services companies
                                             with $469 billion in assets under
o reduce the amount of paper you receive.    management as of January 31, 2007.

o gain access to your documents faster by not waiting for the mail.

o view your documents online anytime at
your convenience.

o save the documents to your personal
computer or print them out for your
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1.   Log in to your account.

2.   Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
   complete the consent process.                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
This AIM service is provided by AIM                 FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
Investment Services, Inc.                           FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================

AIMinvestments.com               REA-SAR-1              A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--
==========================================================================================
         Exchange-                            College   Separately                               [AIM INVESTMENTS LOGO]
Mutual     Traded    Retirement               Savings     Managed    Offshore      Cash         --Registered Trademark--
 Funds     Funds      Products    Annuities    Plans     Accounts    Products   Management
==========================================================================================


                                                                   AIM SHORT TERM BOND FUND
                                          Semiannual Report to Shareholders o June 30, 2006

FIXED INCOME

Short-Term Taxable
Investment Grade

Table of Contents

Supplemental Information ........      2
Letters to Shareholders .........      3
Performance Summary .............      5
Management Discussion ...........      5
Long-term Fund Performance ......      7
Fund Expenses ...................      8
Approval of Advisory Agreement ..      9
Schedule of Investments .........    F-1
Financial Statements ............    F-7
Notes to Financial Statements ...   F-10
Financial Highlights ............   F-17
Trustees and Officers ...........   F-21                               [COVER GLOBE IMAGE]

[AIM INVESTMENT SOLUTIONS]

 [GRAPHIC]   [GRAPHIC]
 [DOMESTIC    [FIXED
  EQUITY]     INCOME]

 [GRAPHIC]    [GRAPHIC]     [GRAPHIC]
[ALLOCATION    [TARGET     [DIVERSIFIED
 SOLUTIONS]   MATURITY]     PORTFOLIOS]

[GRAPHIC]      [GRAPHIC]
 [SECTOR    [INTERNATIONAL/
 EQUITY]     GLOBAL EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM SHORT TERM BOND FUND

AIM SHORT TERM BOND FUND'S INVESTMENT OBJECTIVE IS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES                          in value, but the cash flows received from   securities, is compiled by Lehman
                                             that bond may have to be invested at a       Brothers, a well-known global investment
o Class R shares are available only to       lower interest rate.                         bank.
certain retirement plans. Please see the
prospectus for more information.             o In a dollar roll transaction, the Fund     o The unmanaged Lipper Short Investment
                                             sells a mortgage-backed security held by     Grade Funds Index represents an average of
PRINCIPAL RISKS OF INVESTING IN THE FUND     the Fund to a financial institution such     the largest short investment grade bond
                                             as a bank or broker-dealer, and              funds tracked by Lipper Inc., an
o Foreign securities have additional         simultaneously agrees to purchase a          independent mutual fund performance
risks, including exchange rate changes,      substantially similar security (same type,   monitor.
political and economic upheaval, the         coupon and maturity) from the institution
relative lack of information about these     at an agreed upon price and future date.     o The Fund is not managed to track the
companies, relatively low market liquidity   Dollar roll transactions involve the risk    performance of any particular index,
and the potential lack of strict financial   that the market value of the securities      including the indexes defined here, and
and accounting controls and standards.       retained by the Fund may decline below the   consequently, the performance of the Fund
                                             price of the securities that the Fund has    may deviate significantly from the
o Debt securities are particularly           sold but is obligated to repurchase under    performance of the indexes.
vulnerable to credit risk and interest       the agreement. In the event the buyer of
rate fluctuations.                           securities under a dollar roll transaction   o A direct investment cannot be made in an
                                             files for bankruptcy or becomes insolvent,   index. Unless otherwise indicated, index
o The Fund may invest in obligations         the Fund's use of the proceeds from the      results include reinvested dividends, and
issued by agencies and instrumentalities     sale of the securities may be restricted     they do not reflect sales charges.
of the U.S. government that may vary in      pending a determination by the other         Performance of an index of funds reflects
the level of support they receive from the   party, or its trustee or receiver, whether   fund expenses; performance of a market
government. The government may choose not    to enforce the Fund's obligation to          index does not.
to provide financial support to government   repurchase the security.
sponsored agencies or instrumentalities if                                                OTHER INFORMATION
it is not legally obligated to do so, in     o The Fund may use enhanced investment
which case, if the issuer defaulted, the     techniques such as leveraging and            o The returns shown in the management's
underlying fund holding securities of the    derivatives. Leveraging entails special      discussion of Fund performance are based
issuer might not be able to recover its      risks such as magnifying changes in the      on net asset values calculated for
investment from the U.S. government.         value of the portfolio's securities.         shareholder transactions. Generally
                                             Derivatives are subject to counter party     accepted accounting principles require
o The Fund may invest a portion of its       risk--the risk that the other party will     adjustments to be made to the net assets
assets in mortgage-backed securities,        not complete the transaction with the        of the Fund at period end for financial
which may lose value if mortgages are        Fund.                                        reporting purposes, and as such, the net
prepaid in response to falling interest                                                   asset values for shareholder transactions
rates.                                       ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset
                                                                                          values may differ from the net asset
o The prices of securities held by the       o The unmanaged Lehman Brothers U.S.         values and returns reported in the
Fund may decline in response to market       Aggregate Bond Index (the Lehman             Financial Highlights.
risks.                                       Aggregate), which represents the U.S.
                                             investment-grade fixed-rate bond market      o Industry classifications used in this
o There is no guarantee that the             (including government and corporate          report are generally according to the
investment techniques and risk analysis      securities, mortgage pass-through            Global Industry Classification Standard,
used by the Fund's portfolio managers will   securities and asset-backed securities),     which was developed by and is the
produce the desired results.                 is compiled by Lehman Brothers, a global     exclusive property and a service mark of
                                             investment bank.                             Morgan Stanley Capital International Inc.
o Reinvestment risk is the risk that a                                                    and Standard & Poor's.
fund's cash flows (coupon income and         o The unmanaged Lehman Brothers 1-3 Year
principal repayment) will be reinvested at   Government/Credit Index, which represents    o The Chartered Financial Analyst(R)
an interest rate below that on the           the performance of short-term government     (CFA(R)) designation is a globally
original bond. If interest rates decline,    and investment-grade corporate debt          recognized standard for measuring the
the underlying bond may rise                                                              competence and integrity of investment
                                                                                          professionals.

                                                                                          Continued on page 7

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    STBAX
================================================================================          Class C Shares                    STBCX
                                                                                          Class R Shares                    STBRX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM SHORT TERM BOND FUND

                                             DEAR SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
  [TAYLOR
   PHOTO]                                       Major U.S. stock market indexes rose significantly during the second half of
                                             2006, due to continued economic expansion and a cessation of interest rate
PHILIP TAYLOR                                increases by the U.S. Federal Reserve Board, among other factors.(1,2) Major fixed-income indexes also produced positive returns during the second half of
                                             2006.1

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments
                                             --REGISTERED TRADEMARK--, we believe investors can do two things to deal with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM
                                             Independence Funds, six new target maturity funds that combine AIM retail mutual funds and PowerShares --REGISTERED TRADEMARK-- exchange-traded funds
                                             (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM
                                             Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change. While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                             While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,


                                             /s/ PHILIP TAYLOR

                                             Philip Taylor
                                             President - AIM Funds CEO,
                                             AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources:

                                             (1)  Lipper Inc.;

                                             (2)  U.S. Federal Reserve Board

AIM SHORT TERM BOND FUND

                                             DEAR FELLOW AIM FUND SHAREHOLDERS:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
   [CROCKETT
     PHOTO]                                     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the equity and fixed-income AIM Funds improved to 15.08%
                                             for the one-year period ended December 31, 2006, as compared to 9.13% for the one-year period ended December 31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23%
                                             for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit.
                                             Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the
                                             AIM Funds in the past two years. An article in the November 21, 2006, issue of
                                             Morningstar Report (Morningstar Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments, who retired from your Board in 2006. He has been succeeded on your
                                             Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /s/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair AIM
                                             Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2)  Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of December 31, 2006, and weighting the performance by the calendar year average net assets of that share class.
                                                  The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges.
                                                  If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM SHORT TERM BOND FUND

MANAGEMENT'S DISCUSSION                                                                      In evaluating the credit quality of a
OF FUND PERFORMANCE                                                                       security, we use input from various rating
                                                                                          agencies and Wall Street fixed-income and
=====================================================================================     equity analysts and conduct our own
PERFORMANCE SUMMARY                                                                       internal credit analysis.
                                             ========================================
For the six months ended January 31, 2007,   FUND VS. INDEXES                                We consider selling a bond when:
Class A Shares of AIM Short Term Bond
Fund, excluding applicable sales charges,    Cumulative total returns,                    o It becomes fully valued.
outperformed its style-specific index but    7/31/06-01/31/07, excluding applicable
underperformed its broad market index.1      sales charges. If applicable sales charges   o Overall market and economic trends
Given the market environment of the past     were included, returns would be lower.       indicate that sector emphasis should be
six months, which left medium to long-term                                                changed.
interest rates noticeably lower compared     Class A Shares                        2.70%
to mid-2006, the Fund's overall short        Class C Shares                        2.47   o Fundamentals, such as credit quality
duration position added value to relative    Class R Shares                        2.47   ratings, deteriorate for an individual
performance versus its style-specific        Lehman Brothers U.S. Aggregate Bond          issuer or a sector.
index. In addition, the Fund's               Index(1) (Broad-Market Index)         3.65
mortgage-backed securities (MBS) sector      Lehman Brothers 1-3 Year                     o An unanticipated change occurs involving
positioning benefited performance mainly     Government/Credit Index(1)                   an individual issuer or a sector.
due to the strong performance of MBS         (Style-Specific Index)   2.55
during the period. However, the Fund's       Lipper Short Investment Grade Bond           MARKET CONDITIONS AND YOUR FUND
smaller weighting in MBS in comparison to    Funds Index(1) (Peer Group Index)     2.67
its broad-market index detracted from                                                     Following the deceleration of U.S. growth
performance relative to this benchmark.      Source: (1) Lipper Inc.                      during the second and third quarters of
                                                                                          2006, economic data released in January
                                             ========================================     2007 indicated that the softening in the
                                                                                          residential construction market and
                                                Your Fund's long-term performance         weaknesses in the manufacturing sectors
                                             appears on page 7.                           had not yet slowed the U.S. economy.(1)
                                                                                          Growth in real gross domestic product
=====================================================================================     (GDP) increased to a 2.2% annualized rate
                                                                                          in the fourth quarter, up from 2.0% in the
HOW WE INVEST                                ment agency bonds, corporate bonds and       third quarter.(1)
                                             MBS. We make allocation decisions based on
Our goal is to provide investors with an     performance and valuations among the            The improvement of the U.S. economic
actively managed portfolio of                different areas in the bond market. Our      outlook over the fourth quarter prompted
investment-grade bonds that has the risk     focus is on bonds that we believe are        the markets to scale back their
characteristics of the Lehman Brothers 1-3   attractively valued relative to the rest     expectation for a potential rate cut by
Year Government/Credit Index and focuses     of the bond market.                          the U.S. Federal Reserve Board (the Fed)
on providing a competitive yield advantage                                                in the first half of 2007. On January 31,
over cash management vehicles, with             Our security selection process involves   as widely anticipated by financial
protection of principal.                     both top-down analysis, which takes into     markets, the Fed decided to keep the
                                             account overall economic and market          federal funds target rate at 5.25%.(2)
   We look for potential investments in      trends, and bottom-up analysis, which        This was the fifth consecutive meeting
all sectors of the investment-grade bond     involves an evaluation of individual bond    that the Fed left interest rates unchanged
market, including U.S. Treasury              issuers.                                     after 17 consecutive rate increases.(2)
securities, U.S. govern-
                                                                                                                         (continued)
========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 TOTAL NET ASSETS

By industry                                  1.  Federal National Mortgage                Total Net Assets           $172.24 million
U.S. Mortgage-Backed Securities       28.8%      Association (FNMA)                15.8%
Other Diversified Financial Services   8.7   2.  Government National Mortgage             Total Number of Holdings*         237
Broadcasting & Cable TV                6.7       Association (GNMA)                 7.5
Regional Banks                         4.0   3.  Federal Home Loan Mortgage Corp.
Diversified Banks                      3.8       (FHLMC)                            6.3
Thrifts & Mortgage Finance             3.6   4.  Cox Enterprises, Inc.              2.0
Integrated Telecommunication Services  3.5   5.  Western Financial Bank             1.8
Multi-Utilities                        3.1   6.  Pemex Financial Ltd. (Mexico)      1.7
Other Industries, Each Less Than             7.  CBS Corp.                          1.7
   3.0% of Total Net Assets           37.3   8   Safeway Inc.                       1.7
Other Assets Less Liabilities          0.5   9.  TELUS Corp. (Canada)               1.5
                                             10. JPM Capital Trust I                1.5

The Fund's holdings are subject to change, and there is no assurance that the
Fund will continue to hold any particular security.
========================================     ========================================     ========================================

* Excluding money market fund holdings.

AIM SHORT TERM BOND FUND

   During the second half of 2006, bonds        Investment grade corporate bonds posted              Jan H. Friedli Senior portfolio
benefited from a continued softening in      solid returns, as they benefited from                   manager is lead manager of
the housing market and a pronounced          strong demand during the period due to       [FRIEDLI   AIM Short Term Bond Fund. He
slowdown in the U.S. economy. However, by    strong corporate earnings, stable credit      PHOTO]    began his investment career in
the end of the period, specifically in       fundamentals and low interest rates.(3)                 1990 and joined AIM in 1999.
December and January, the U.S. bond market   Strategies that overweighted lower-rated     Mr. Friedli graduated cum laude from
weakened in response to a more favorable     investment grade corporate bonds             Villanova University with a Bachelor of
outlook for economic growth supported by     outperformed strategies focusing on higher   Science degree in computer science and
stronger-than-expected consumer confidence   quality securities. Throughout the           earned an M.B.A. from the University of
and a rise in sales of existing and new      reporting period, we gradually reduced the   Chicago.
homes.                                       Fund's positions in corporate bonds within
                                             the insurance industry by selling                       Brendan D. Gau Chartered
   Fixed income markets were focused on      underperforming issues. As a result,                    Financial Analyst, portfolio
the benchmark 10-year Treasury note, which   positive returns from corporate bonds in      [GAU      manager, is manager of AIM
finished the period with a slight loss in    general were offset by our security          PHOTO]     Short Term Bond Fund. He joined
response to concerns over growth and         selection in insurance-related bonds.                   AIM in 1996. Mr. Gau earned a
inflation outcomes. Reflective of our                                                     Bachelor of Arts degree in mathematics,
belief that the Fed would view the economy      The Fund maintained an out-of-benchmark   physics and economics from Rice
to be healthy enough to keep interest        position in MBS, as we viewed mortgage       University.
rates unchanged going into 2007, we          bonds as offering attractive yields and
tactically traded duration, focusing on      relatively small prepayment risk by                     Scot W. Johnson Chartered
the shorter end of the yield curve, which    historical standards.                                   Financial Analyst, senior
represents the yields of bonds of the same                                                [JOHNSON   portfolio manager, is manager
quality but differing maturities. Duration   Additionally, the recent drop in              PHOTO]    of AIM Short Term Bond Fund.
is a measure of a bond's sensitivity to      mortgage rates encouraged more                          Mr. Johnson joined AIM in 1994.
interest rate changes. Shorter duration      refinancing. This helped the MBS market to   He earned both a B.A. in economics and an
bonds tend to be less sensitive to           deliver solid returns, enhancing Fund        M.B.A. in finance from Vanderbilt
interest-rate changes.                       performance.                                 University.

   We used two-year U.S. Treasury note          Thank you for investing in AIM Short      Assisted by the Taxable Investment Grade
futures and short-term Chicago Mercantile    Term Bond Fund.                              Bond Team
Exchange (CME) Eurodollar futures
contracts to shorten the Fund's duration,    Sources:
as we viewed the yields on the longer
maturity U.S. Treasuries to be in the        (1)  Bureau of Economic Analysis;
relatively lower range. Our overall
defensive to neutral stance toward           (2)  U.S. Federal Reserve Board;
duration benefited performance, as
Treasury yields fell across almost all       (3)  Lehman Brothers Inc.
maturities over the period. In our view,
gaining an exposure to U.S. Treasury         The views and opinions expressed in
market through U.S. Treasury futures is a    management's discussion of Fund
more effective way to employ the Fund's      performance are those of A I M Advisors,
cash for duration management purposes        Inc. These views and opinions are subject
versus buying actual bonds. In addition,     to change at any time based on factors
we used the CME Eurodollar futures           such as market and economic conditions.
contract to hedge interest rate exposure     These views and opinions may not be relied
of the Fund. Traded at the Chicago           upon as investment advice or
Mercantile Exchange, each CME Eurodollar     recommendations, or as an offer for a
futures contract is denominated in U.S.      particular security. The information is
dollars and priced based on the market's     not a complete analysis of every aspect of
forecast of the three-month London           any market, country, industry, security or
Interbank Offered Rate (LIBOR). U.S.         the Fund. Statements of fact are from
Treasury and CME Eurodollar futures offer    sources considered reliable, but A I M
a variety of standardized contracts, are     Advisors, Inc. makes no representation or
exchange traded and provide a high level     warranty as to their completeness or
of liquidity.                                accuracy. Although historical performance
                                             is no guarantee of future results, these
                                             insights may help you understand our
                                             investment management philosophy.                    [RIGHT ARROW GRAPHIC]

                                                    See important Fund and index          FOR A PRESENTATION OF YOUR FUND'S
                                               disclosures on the inside front cover.     LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM SHORT TERM BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CANNOT GUARANTEE COMPARABLE FUTURE
                                                                                          RESULTS; CURRENT PERFORMANCE MAY BE LOWER
                                             As of 12/31/06, the most recent calendar     OR HIGHER. PLEASE VISIT AIMINVESTMENTS.COM
As of 1/31/07, including applicable sales    quarter-end, including applicable sales      FOR THE MOST RECENT MONTH-END PERFORMANCE.
charges                                      charges                                      PERFORMANCE FIGURES REFLECT REINVESTED
                                                                                          DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
CLASS A SHARES                               CLASS A SHARES                               AND THE EFFECT OF THE MAXIMUM SALES CHARGE
Inception               2.32%                Inception               2.30%                UNLESS OTHERWISE STATED. PERFORMANCE
   1 Year               1.70                    1 Year               1.72                 FIGURES DO NOT REFLECT DEDUCTION OF TAXES
                                                                                          A SHAREHOLDER WOULD PAY ON FUND
CLASS C SHARES                               CLASS C SHARES                               DISTRIBUTIONS OR SALE OF FUND SHARES.
Inception (8/30/02)     2.69%                Inception (8/30/02)     2.68%                INVESTMENT RETURN AND PRINCIPAL VALUE WILL
   1 Year               3.91                    1 Year               3.92                 FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR
                                                                                          LOSS WHEN YOU SELL SHARES.
CLASS R SHARES                               CLASS R SHARES
Inception               2.78%                Inception               2.77%                   CLASS A SHARE PERFORMANCE REFLECTS THE
   1 Year               4.02                    1 Year               3.94                 MAXIMUM 2.50% SALES CHARGE. CLASS C SHARES
========================================     ========================================     HAVE NO UPFRONT OR CONTINGENT DEFERRED
                                                                                          SALES CHARGE; THEREFORE, PERFORMANCE SHOWN
CLASS A SHARES' INCEPTION DATE IS APRIL      TO CLASS C SHARES. CLASS C SHARES'           IS AT NET ASSET VALUE. CLASS R SHARE
30, 2004. RETURNS SINCE THAT DATE ARE        INCEPTION DATE IS AUGUST 30, 2002.           RETURNS DO NOT INCLUDE A 0.75% CONTINGENT
HISTORICAL RETURNS. ALL OTHER RETURNS ARE                                                 DEFERRED SALES CHARGE THAT MAY BE IMPOSED
BLENDED RETURNS OF HISTORICAL CLASS A           THE NET ANNUAL FUND OPERATING EXPENSE     ON A TOTAL REDEMPTION OF RETIREMENT PLAN
SHARE PERFORMANCE AND RESTATED CLASS C       RATIO SET FORTH IN THE MOST RECENT FUND      ASSETS WITHIN THE FIRST YEAR.
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PROSPECTUS AS OF THE DATE OF THIS REPORT
THE INCEPTION DATE OF CLASS A SHARES) AT     FOR CLASS A, CLASS C AND CLASS R SHARES         THE PERFORMANCE OF THE FUND'S SHARE
NET ASSET VALUE, ADJUSTED TO REFLECT THE     WAS 0.86%, 1.11% AND 1.11%,                  CLASSES WILL DIFFER PRIMARILY DUE TO
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   RESPECTIVELY.(1) THE TOTAL ANNUAL FUND       DIFFERENT SALES CHARGE STRUCTURES AND
C SHARES. CLASS C SHARES' INCEPTION DATE     OPERATING EXPENSE RATIO SET FORTH IN THE     CLASS EXPENSES.
IS AUGUST 30, 2002.                          MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                             OF THIS REPORT FOR CLASS A, CLASS C AND         HAD THE ADVISOR NOT WAIVED FEES AND/OR
   CLASS R SHARES' INCEPTION DATE IS APRIL   CLASS R SHARES WAS 0.98%, 1.73% AND 1.23%,   REIMBURSED EXPENSES, PERFORMANCE OF CLASS
30, 2004. RETURNS SINCE THAT DATE ARE        RESPECTIVELY. THE EXPENSE RATIOS PRESENTED   C SHARES WOULD HAVE BEEN LOWER.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    ABOVE MAY VARY FROM THE EXPENSE RATIOS
BLENDED RETURNS OF HISTORICAL CLASS R        PRESENTED IN OTHER SECTIONS OF THIS REPORT
SHARE PERFORMANCE AND RESTATED CLASS C       THAT ARE BASED ON EXPENSES INCURRED DURING
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      THE PERIOD COVERED BY THIS REPORT.
THE INCEPTION DATE OF CLASS R SHARES) AT
NET ASSET VALUE, ADJUSTED TO REFLECT THE        THE PERFORMANCE DATA QUOTED REPRESENT
HIGHER RULE 12B-1 FEES APPLICABLE            PAST PERFORMANCE AND

(1)  Effective February 1, 2006, the distributor has contractually agreed to waive 0.50% of the Rule 12b-1 distribution payments on
     Class C shares. In addition, the Fund's advisor has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 0.85%, 1.10% and 1.10% on
     Class A, Class C and Class R shares of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual Fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv)
     extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi)
     expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through at least June 30, 2007. The Class C Fee Waiver and Net Annual
     Fund Operating Expenses have been restated to reflect the change in agreement.
====================================================================================================================================

Continued from inside front cover

The Fund provides a complete list of its     Forms N-Q on the SEC Web site at sec.gov.    able without charge, upon request, from
holdings four times in each fiscal year,     Copies of the Fund's Forms N-Q may be        our Client Services department at
at the quarter-ends. For the second and      reviewed and copied at the SEC Public        800-959-4246 or on the AIM Web site,
fourth quarters, the lists appear in the     Reference Room in Washington, D.C. You can   AIMinvestments.com. On the home page,
Fund's semiannual and annual reports to      obtain information on the operation of the   scroll down and click on AIM Funds Proxy
shareholders. For the first and third        Public Reference Room, including             Policy. The information is also available
quarters, the Fund files the lists with      information about duplicating fee charges,   on the SEC Web site, sec.gov.
the Securities and Exchange Commission       by calling 202-942-8090 or 800-732-0330,
(SEC) on Form N-Q. The most recent list of   or by electronic request at the following    Information regarding how the Fund voted
portfolio holdings is available at           e-mail address: publicinfo@sec.gov. The      proxies related to its portfolio
AIMinvestments.com. From our home page,      SEC file numbers for the Fund are            securities during the 12 months ended June
click on Products & Performance, then        811-05686 and 033-39519.                     30, 2006, is available at our Web site. Go
Mutual Funds, then Fund Overview. Select                                                  to AIMinvestments.com, access the About Us
your Fund from the drop-down menu and        A description of the policies and            tab, click on Required Notices and then
click on Complete Quarterly Holdings.        procedures that the Fund uses to determine   click on Proxy Voting Activity. Next,
Shareholders can also look up the Fund's     how to vote proxies relating to portfolio    select the Fund from the drop-down menu.
                                             securities is avail-                         The information is also available on the
                                                                                          SEC Web site, sec.gov.

AIM SHORT TERM BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period August 1, 2006, through        of return of 5% per year before expenses,    hypothetical information is useful in
January 31, 2007.                            which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended January 31, 2007, appear in     addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 5.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================
                                                                 HYPOTHETICAL
                                                                  (5% ANNUAL
                                      ACTUAL              RETURN BEFORE EXPENSES)

             BEGINNING         ENDING        EXPENSES        ENDING        EXPENSES    ANNUALIZED
SHARE      ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING   ACCOUNT VALUE   PAID DURING     EXPENSE
CLASS         (8/1/06)      (1/31/07)(1)    PERIOD(2)      (1/31/07)      PERIOD(2)       RATIO

A            $1,000.00       $1,027.00        $4.39        $1,020.87        $4.38         0.86%
C             1,000.00        1,024.70         5.66         1,019.61         5.65         1.11
R             1,000.00        1,024.70         5.66         1,019.61         5.65         1.11

(1)  The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 5.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM SHORT TERM BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      Senior Officer (discussed below) only
Securities Funds (the "Board") oversees      services to be provided by AIM. The Board    considered Fund performance through the
the management of AIM Short Term Bond Fund   reviewed the services to be provided by      most recent calendar year, the Board also
(the "Fund") and, as required by law,        AIM under the Advisory Agreement. Based on   reviewed more recent Fund performance,
determines annually whether to approve the   such review, the Board concluded that the    which did not change their conclusions.
continuance of the Fund's advisory           range of services to be provided by AIM
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             o Meetings with the Fund's portfolio
("AIM"). Based upon the recommendation of    appropriate and that AIM currently is        managers and investment personnel. With
the Investments Committee of the Board, at   providing services in accordance with the    respect to the Fund, the Board is meeting
a meeting held on June 27, 2006, the         terms of the Advisory Agreement.             periodically with such Fund's portfolio
Board, including all of the independent                                                   managers and/or other investment personnel
trustees, approved the continuance of the    o The quality of services to be provided     and believes that such individuals are
advisory agreement (the "Advisory            by AIM. The Board reviewed the credentials   competent and able to continue to carry
Agreement") between the Fund and AIM for     and experience of the officers and           out their responsibilities under the
another year, effective July 1, 2006.        employees of AIM who will provide            Advisory Agreement.
                                             investment advisory services to the Fund.
   The Board considered the factors          In reviewing the qualifications of AIM to    o Overall performance of AIM. The Board
discussed below in evaluating the fairness   provide investment advisory services, the    considered the overall performance of AIM
and reasonableness of the Advisory           Board considered such issues as AIM's        in providing investment advisory and
Agreement at the meeting on June 27, 2006    portfolio and product review process,        portfolio administrative services to the
and as part of the Board's ongoing           various back office support functions        Fund and concluded that such performance
oversight of the Fund. In their              provided by AIM and AIM's equity and fixed   was satisfactory.
deliberations, the Board and the             income trading operations. Based on the
independent trustees did not identify any    review of these and other factors, the       o Fees relative to those of clients of AIM
particular factor that was controlling,      Board concluded that the quality of          with comparable investment strategies. The
and each trustee attributed different        services to be provided by AIM was           Board reviewed the effective advisory fee
weights to the various factors.              appropriate and that AIM currently is        rate (before waivers) for the Fund under
                                             providing satisfactory services in           the Advisory Agreement. The Board noted
   One responsibility of the independent     accordance with the terms of the Advisory    that this rate was (i) comparable to the
Senior Officer of the Fund is to manage      Agreement.                                   effective advisory fee rate (before
the process by which the Fund's proposed                                                  waivers) for a mutual fund advised by AIM
management fees are negotiated to ensure     o The performance of the Fund relative to    with investment strategies comparable to
that they are negotiated in a manner which   comparable funds. The Board reviewed the     those of the Fund and the same as the
is at arms' length and reasonable. To that   performance of the Fund during the past      effective advisory fee rate (before
end, the Senior Officer must either          one and three calendar years against the     waivers) for a second mutual fund advised
supervise a competitive bidding process or   performance of funds advised by other        by AIM with investment strategies
prepare an independent written evaluation.   advisors with investment strategies          comparable to those of the Fund; (ii)
The Senior Officer has recommended an        comparable to those of the Fund. The Board   comparable to the effective sub-advisory
independent written evaluation in lieu of    noted that the Fund's performance in such    fee rate for a Canadian mutual fund
a competitive bidding process and, upon      periods was above the median performance     advised by an AIM affiliate and
the direction of the Board, has prepared     of such comparable funds. Based on this      sub-advised by AIM with investment
such an independent written evaluation.      review and after taking account of all of    strategies comparable to those of the
Such written evaluation also considered      the other factors that the Board             Fund, although the total advisory fees for
certain of the factors discussed below. In   considered in determining whether to         such Canadian mutual fund were above those
addition, as discussed below, the Senior     continue the Advisory Agreement for the      for the Fund; and (iii) below the total
Officer made a recommendation to the Board   Fund, the Board concluded that no changes    advisory fee rate for one separately
in connection with such written              should be made to the Fund and that it was   managed account/wrap account managed by an
evaluation.                                  not necessary to change the Fund's           AIM affiliate with investment strategies
                                             portfolio management team at this time.      comparable to those of the Fund and above
   The discussion below serves as a          Although the independent written             the total advisory fee rates for seven
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      separately managed accounts/wrap accounts
independent written evaluation and           (discussed below) only considered Fund       managed by an AIM affiliate with
recommendation to the Board in connection    performance through the most recent          investment strategies comparable to those
therewith, as well as a discussion of the    calendar year, the Board also reviewed       of the Fund. The Board noted that AIM has
material factors and the conclusions with    more recent Fund performance, which did      agreed to limit the Fund's total operating
respect thereto that formed the basis for    not change their conclusions.                expenses, as discussed below. Based on
the Board's approval of the Advisory                                                      this review, the Board concluded that the
Agreement. After consideration of all of     o The performance of the Fund relative to    advisory fee rate for the Fund under the
the factors below and based on its           indices. The Board reviewed the              Advisory Agreement was fair and
informed business judgment, the Board        performance of the Fund during the past      reasonable.
determined that the Advisory Agreement is    one and three calendar years against the
in the best interests of the Fund and its    performance of the Lipper Short Investment   o Fees relative to those of comparable
shareholders and that the compensation to    Grade Fund Index. The Board noted that the   funds with other advisors. The Board
AIM under the Advisory Agreement is fair     Fund's performance in such periods was       reviewed the advisory fee rate for the
and reasonable and would have been           comparable to the performance of such        Fund under the Advisory Agreement. The
obtained through arm's length                Index. Based on this review and after        Board compared effective contractual
negotiations.                                taking account of all of the other factors   advisory fee rates at a common asset level
                                             that the Board considered in determining     at the end of the past calendar year and
   Unless otherwise stated, information      whether to continue the Advisory Agreement   noted that the Fund's rate was below the
presented below is as of June 27, 2006 and   for the Fund, the Board concluded that no    median rate of the funds advised by other
does not reflect any changes that may have   changes should be made to the Fund and       advisors with investment strategies
occurred since June 27, 2006, including      that it was not necessary to change the      comparable to those of the Fund that the
but not limited to changes to the Fund's     Fund's portfolio management team at this     Board reviewed. The Board noted that AIM
performance, advisory fees, expense          time. Although the independent written       has agreed to limit the Fund's total
limitations and/or fee waivers.              evaluation of the Fund's                     operating expenses, as discussed below.
                                                                                          Based on this

                                                                     (continued)

AIM SHORT TERM BOND FUND

review, the Board concluded that the         ing Fund is in the best interests of the     rent relationship, in part, because of
advisory fee rate for the Fund under the     lending Fund and its respective              such knowledge. The Board also reviewed
Advisory Agreement was fair and              shareholders. The Board therefore            the general nature of the non-investment
reasonable.                                  concluded that the investment of cash        advisory services currently performed by
                                             collateral received in connection with the   AIM and its affiliates, such as
o Expense limitations and fee waivers. The   securities lending program in the money      administrative, transfer agency and
Board noted that AIM has contractually       market funds according to the procedures     distribution services, and the fees
agreed to waive fees and/or limit expenses   is in the best interests of the lending      received by AIM and its affiliates for
of the Fund through June 30, 2007 in an      Fund and its respective shareholders.        performing such services. In addition to
amount necessary to limit total annual                                                    reviewing such services, the trustees also
operating expenses to a specified            o Independent written evaluation and         considered the organizational structure
percentage of average daily net assets for   recommendations of the Fund's Senior         employed by AIM and its affiliates to
each class of shares of the Fund. The        Officer. The Board noted that, upon their    provide those services. Based on the
Board considered the contractual nature of   direction, the Senior Officer of the Fund,   review of these and other factors, the
this fee waiver/expense limitation and       who is independent of AIM and AIM's          Board concluded that AIM and its
noted that it remains in effect until June   affiliates, had prepared an independent      affiliates were qualified to continue to
30, 2007. The Board considered the effect    written evaluation in order to assist the    provide non-investment advisory services
this fee waiver/expense limitation would     Board in determining the reasonableness of   to the Fund, including administrative,
have on the Fund's estimated expenses and    the proposed management fees of the AIM      transfer agency and distribution services,
concluded that the levels of fee             Funds, including the Fund. The Board noted   and that AIM and its affiliates currently
waivers/expense limitations for the Fund     that the Senior Officer's written            are providing satisfactory non-investment
were fair and reasonable.                    evaluation had been relied upon by the       advisory services.
                                             Board in this regard in lieu of a
o Breakpoints and economies of scale. The    competitive bidding process. In              o Other factors and current trends. The
Board reviewed the structure of the Fund's   determining whether to continue the          Board considered the steps that AIM and
advisory fee under the Advisory Agreement,   Advisory Agreement for the Fund, the Board   its affiliates have taken over the last
noting that it does not include any          considered the Senior Officer's written      several years, and continue to take, in
breakpoints. The Board considered whether    evaluation.                                  order to improve the quality and
it would be appropriate to add advisory                                                   efficiency of the services they provide to
fee breakpoints for the Fund or whether,     o Profitability of AIM and its affiliates.   the Funds in the areas of investment
due to the nature of the Fund and the        The Board reviewed information concerning    performance, product line diversification,
advisory fee structures of comparable        the profitability of AIM's (and its          distribution, fund operations, shareholder
funds, it was reasonable to structure the    affiliates') investment advisory and other   services and compliance. The Board
advisory fee without breakpoints. Based on   activities and its financial condition.      concluded that these steps taken by AIM
this review, the Board concluded that it     The Board considered the overall             have improved, and are likely to continue
was not necessary to add advisory fee        profitability of AIM, as well as the         to improve, the quality and efficiency of
breakpoints to the Fund's advisory fee       profitability of AIM in connection with      the services AIM and its affiliates
schedule. The Board reviewed the level of    managing the Fund. The Board noted that      provide to the Fund in each of these
the Fund's advisory fees, and noted that     AIM's operations remain profitable,          areas, and support the Board's approval of
such fees, as a percentage of the Fund's     although increased expenses in recent        the continuance of the Advisory Agreement
net assets, would remain constant under      years have reduced AIM's profitability.      for the Fund.
the Advisory Agreement because the           Based on the review of the profitability
Advisory Agreement does not include any      of AIM's and its affiliates' investment
breakpoints. The Board concluded that the    advisory and other activities and its
Fund's fee levels under the Advisory         financial condition, the Board concluded
Agreement therefore would not reflect        that the compensation to be paid by the
economies of scale.                          Fund to AIM under its Advisory Agreement
                                             was not excessive.
o Investments in affiliated money market
funds. The Board also took into account      o Benefits of soft dollars to AIM. The
the fact that uninvested cash and cash       Board considered the benefits realized by
collateral from securities lending           AIM as a result of brokerage transactions
arrangements, if any (collectively, "cash    executed through "soft dollar"
balances") of the Fund may be invested in    arrangements. Under these arrangements,
money market funds advised by AIM pursuant   brokerage commissions paid by the Fund
to the terms of an SEC exemptive order.      and/or other funds advised by AIM are used
The Board found that the Fund may realize    to pay for research and execution
certain benefits upon investing cash         services. This research may be used by AIM
balances in AIM advised money market         in making investment decisions for the
funds, including a higher net return,        Fund. The Board concluded that such
increased liquidity, increased               arrangements were appropriate.
diversification or decreased transaction
costs. The Board also found that the Fund    o AIM's financial soundness in light of
will not receive reduced services if it      the Fund's needs. The Board considered
invests its cash balances in such money      whether AIM is financially sound and has
market funds. The Board noted that, to the   the resources necessary to perform its
extent the Fund invests uninvested cash in   obligations under the Advisory Agreement,
affiliated money market funds, AIM has       and concluded that AIM has the financial
voluntarily agreed to waive a portion of     resources necessary to fulfill its
the advisory fees it receives from the       obligations under the Advisory Agreement.
Fund attributable to such investment. The
Board further determined that the proposed   o Historical relationship between the Fund
securities lending program and related       and AIM. In determining whether to
procedures with respect to the lend-         continue the Advisory Agreement for the
                                             Fund, the Board also considered the prior
                                             relationship between AIM and the Fund, as
                                             well as the Board's knowledge of AIM's
                                             operations, and concluded that it was
                                             beneficial to maintain the cur-

Supplement to Semiannual Report dated 1/31/07

AIM SHORT TERM BOND FUND

INSTITUTIONAL CLASS SHARES                   ==========================================      INSTITUTIONAL CLASS SHARES HAVE NO
                                             AVERAGE ANNUAL TOTAL RETURNS                 SALES CHARGE; THEREFORE, PERFORMANCE IS AT
The following information has been                                                        NAV. PERFORMANCE OF INSTITUTIONAL CLASS
prepared to provide Institutional Class      For periods ended 1/31/07                    SHARES WILL DIFFER FROM PERFORMANCE OF
shareholders with a performance overview                                                  OTHER SHARE CLASSES PRIMARILY DUE TO
specific to their holdings. Institutional    Inception   3.09%                            DIFFERING SALES CHARGES AND CLASS
Class shares are offered exclusively to      1 Year      4.57                             EXPENSES.
institutional investors, including defined   6 Months*   2.74
contribution plans that meet certain                                                         PLEASE NOTE THAT PAST PERFORMANCE IS
criteria.                                    AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                                                          RECENT RETURNS MAY BE MORE OR LESS THAN
==========================================   For periods ended 12/31/06, most recent      THOSE SHOWN. ALL RETURNS ASSUME
NASDAQ Symbol ISTBX                          calendar quarter-end                         REINVESTMENT OF DISTRIBUTIONS AT NAV.
==========================================                                                INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             Inception   3.07%                            FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                             1 Year      4.49                             MAY BE WORTH MORE OR LESS THAN THEIR
                                             6 Months*   3.19                             ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             * Cumulative total return that has not       PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             been annualized                              MORE INFORMATION. FOR THE MOST CURRENT
                                             ==========================================   MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS C SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS C SHARES.
                                             CLASS C SHARES' INCEPTION DATE IS AUGUST
                                             30, 2002.

Over for information on your Fund's expenses.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                                                                    [AIM INVESTMENTS LOGO]
AIMinvestments.com               STB-INS-2              A I M Distributors, Inc.                   --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over     in the table on the front of this
                                             the period. Simply divide your account       supplement.
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      The hypothetical account values and
and other Fund expenses. This example is     then multiply the result by the number in    expenses may not be used to estimate the
intended to help you understand your         the table under the heading entitled         actual ending account balance or expenses
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      you paid for the period. You may use this
the Fund and to compare these costs with     estimate the expenses you paid on your       information to compare the ongoing costs
ongoing costs of investing in other mutual   account during this period.                  of investing in the Fund and other funds.
funds. The example is based on an                                                         To do so, compare this 5% hypothetical
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON          example with the 5% hypothetical examples
beginning of the period and held for the     PURPOSES                                     that appear in the shareholder reports of
entire period August 1, 2006, through                                                     the other funds.
January 31, 2007.                            The table below also provides information
                                             about hypothetical account values and        Please note that the expenses shown in the
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    table are meant to highlight your ongoing
                                             actual expense ratio and an assumed rate     costs only. Therefore, the hypothetical
The table below provides information about   of return of 5% per year before expenses,    information is useful in comparing ongoing
actual account values and actual expenses.   which is not the Fund's actual return. The   costs only, and will not help you
You may use the information in this table,   Fund's actual cumulative total return        determine the relative total costs of
together with the amount you invested, to    after expenses for the six months ended      owning different funds.
                                             January 31, 2007, appears

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS              (8/1/06)              (1/31/07)(1)           PERIOD(2)      (1/31/07)           PERIOD(2)           RATIO

Institutional      $1,000.00               $1,027.40              $2.91        $1,022.33             $2.91             0.57%

(1)  The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
     31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

AIMinvestments.com               STB-INS-2              A I M Distributors, Inc.

AIM Short Term Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
BONDS & NOTES-62.52%

AEROSPACE & DEFENSE-0.70%

Precision Castparts Corp., Unsec. Notes,
  6.75%, 12/15/07(a)                           $1,200,000   $  1,211,028
========================================================================

AGRICULTURAL PRODUCTS-0.94%

Corn Products International Inc., Sr. Unsec.
  Notes, 8.25%, 07/15/07(a)                     1,605,000      1,623,008
========================================================================

APPAREL RETAIL-0.27%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(a)                                     470,000        470,761
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.67%

Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $1,789,065)(a)(b)    1,500,000      1,564,065
------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(a)                       580,000        579,884
------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
  Trust Pfd. Bonds, 8.00%, 01/15/27(a)            700,000        730,877
========================================================================
                                                               2,874,826
========================================================================

AUTOMOBILE MANUFACTURERS-0.98%

DaimlerChrysler North America Holding Corp.,
  Gtd. Floating Rate Medium Term Notes,
  5.83%, 09/10/07(a)(c)                           250,000        250,566
------------------------------------------------------------------------
  Unsec. Notes, 4.13%, 03/07/07(a)              1,435,000      1,433,465
========================================================================
                                                               1,684,031
========================================================================

BROADCASTING & CABLE TV-4.85%

CBS Corp., Sr. Unsec. Gtd. Global Notes,
  5.63%, 05/01/07(a)                            2,915,000      2,915,758
------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 3.13%, 02/01/07(a)                865,000        865,009
------------------------------------------------------------------------
Comcast Cable Communications Holdings Inc.,
  Unsec. Unsub. Global Notes, 8.38%,
  05/01/07(a)                                     545,000        548,760
------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 11/09/05-11/14/05; Cost
  $3,612,560)(a)(b)                             3,500,000      3,502,030
------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(a)                520,000        524,566
========================================================================
                                                               8,356,123
========================================================================

BUILDING PRODUCTS-0.31%

Masco Corp., Unsec. Notes, 4.63%, 08/15/07(a)     530,000        527,636
========================================================================

CASINOS & GAMING-1.10%

Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(a)              1,875,000      1,894,219
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


COMMODITY CHEMICALS-0.32%

Chevron Phillips Chemical Co. LLC, Sr. Unsec.
  Global Notes, 5.38%, 06/15/07(a)             $  550,000   $    549,819
========================================================================

CONSUMER FINANCE-2.24%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.92%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost
  $1,853,500)(a)(b)(c)                          1,830,000      1,845,354
------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(a)                            2,040,000      2,022,374
========================================================================
                                                               3,867,728
========================================================================

DEPARTMENT STORES-0.69%

JC Penney Corp., Inc., Unsec. Deb., 8.13%,
  04/01/27(a)                                   1,060,000      1,083,002
------------------------------------------------------------------------
May Department Stores Co. (The), Unsec. Gtd.
  Deb., 7.90%, 10/15/07(a)                        100,000        101,550
========================================================================
                                                               1,184,552
========================================================================

DIVERSIFIED BANKS-3.79%

Bangkok Bank PCL (Hong Kong), Sub. Notes,
  8.75%, 03/15/07 (Acquired 01/08/07; Cost
  $754,133)(a)(b)                                 750,000        752,888
------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(a)          1,200,000      1,250,964
------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.59%, 08/08/07
  (Acquired 04/06/06; Cost $497,405)(a)(b)(c)     500,000        500,175
------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(a)                       650,000        679,621
------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(a)(d)                                     300,000        315,668
------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(a)(d)             555,000        573,206
------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
  Sub. Notes, 7.13% (Acquired 07/26/06; Cost
  $1,561,346)(a)(b)(d)                          1,550,000      1,558,323
------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.12%, 09/21/07 (Acquired 12/14/05;
  Cost $900,000)(a)(b)(c)                         900,000        902,587
========================================================================
                                                               6,533,432
========================================================================

DIVERSIFIED CHEMICALS-0.32%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06; Cost $543,796)(a)(b)                  540,000        544,687
========================================================================

DIVERSIFIED METALS & MINING-0.29%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(a)                              501,000        509,261
========================================================================

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

ELECTRIC UTILITIES-0.59%

Entergy Gulf States Inc., Floating Rate First
  Mortgage Bond, 6.10%, 12/08/08 (Acquired
  01/25/07; Cost $100,007)(a)(b)(c)            $  100,000   $    100,044
------------------------------------------------------------------------
Indianapolis Power & Light Co., First
  Mortgage Bond, 7.38%, 08/01/07(a)               150,000        151,357
------------------------------------------------------------------------
PP&L Capital Funding Inc.-Series D, Unsec.
  Gtd. Medium Term Notes, 8.38%, 06/15/07(a)      757,000        764,646
========================================================================
                                                               1,016,047
========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.68%

Potash Corp. of Saskatchewan Inc. (Canada),
  Unsec. Unsub. Yankee Notes, 7.13%,
  06/15/07(a)                                   1,160,000      1,165,301
========================================================================

FOOD RETAIL-1.74%

Kroger Co. (The), Notes, 7.80%, 08/15/07(a)       125,000        126,465
------------------------------------------------------------------------
Safeway Inc., Sr. Unsec. Notes, 4.80%,
  07/16/07(a)                                   2,880,000      2,870,582
========================================================================
                                                               2,997,047
========================================================================

FOREST PRODUCTS-1.06%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(a)                            1,822,000      1,823,312
========================================================================

GOLD-0.18%

Newmont Gold Corp.-Series A1, Pass Through
  Ctfs., 8.91%, 01/05/09(a)                       297,224        308,147
========================================================================

HOME IMPROVEMENT RETAIL-0.17%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(a)                                     300,000        299,955
========================================================================

HOMEBUILDING-0.83%

D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                            1,415,000      1,436,508
========================================================================

HOTELS, RESORTS & CRUISE LINES-0.96%

Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/09/07; Cost $693,105)(a)(b)        690,000        692,394
------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.38%, 05/01/07(a)       969,000        971,423
========================================================================
                                                               1,663,817
========================================================================

HOUSEWARES & SPECIALTIES-0.59%

Newell Rubbermaid Inc., Unsec. Notes,
  6.00%, 03/15/07(a)                              710,000        710,298
------------------------------------------------------------------------
  Series A, Unsec. Unsub. Putable Medium Term
  Notes, 6.35%, 07/15/08(a)                       300,000        303,447
========================================================================
                                                               1,013,745
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


INDUSTRIAL CONGLOMERATES-0.61%

Hutchison Whampoa Finance CI Ltd. (Cayman
  Islands)-Series A, Sr. Gtd. Unsec. Unsub.
  Notes, 6.95%, 08/01/07 (Acquired 01/09/07;
  Cost $201,426)(a)(b)                         $  200,000   $    201,366
------------------------------------------------------------------------
Tyco International Group S.A. Participation
  Certificate Trust, Unsec. Notes, 4.44%,
  06/15/07 (Acquired 10/26/06-11/27/07; Cost
  $854,150)(a)(b)                                 860,000        855,967
========================================================================
                                                               1,057,333
========================================================================

INSURANCE BROKERS-0.95%

Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(a)              1,630,000      1,629,951
========================================================================

INTEGRATED OIL & GAS-1.22%

Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(a)                                   2,000,000      2,100,000
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.51%

CenturyTel Inc.-Series J, Sr. Unsec. Notes,
  4.63%, 05/15/07(a)                              886,000        883,200
------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(a)                2,075,000      2,188,337
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(a)                                   2,646,000      2,662,458
------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  7.90%, 02/01/27(a)                              308,000        320,899
========================================================================
                                                               6,054,894
========================================================================

INVESTMENT BANKING & BROKERAGE-0.11%

Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(a)                       195,000        196,897
========================================================================

LIFE & HEALTH INSURANCE-1.23%

Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired
  02/13/06-11/15/06; Cost
  $2,144,023)(a)(b)(d)                          2,010,000      2,112,289
========================================================================

MOVIES & ENTERTAINMENT-1.71%

News America Inc., Sr. Global Notes, 6.63%,
  01/09/08(a)                                     485,000        490,248
------------------------------------------------------------------------
Time Warner Cos., Inc., Notes, 8.18%,
  08/15/07(a)                                     795,000        806,090
------------------------------------------------------------------------
  Unsec. Deb., 7.48%, 01/15/08(a)                 268,000        272,489
------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 6.15%, 05/01/07(a)                     1,374,000      1,376,308
========================================================================
                                                               2,945,135
========================================================================

MULTI-UTILITIES-3.05%

Ameren Corp., Bonds, 4.26%, 05/15/07(a)         1,230,000      1,225,720
------------------------------------------------------------------------
DTE Energy Co., Sr. Unsec. Notes, 5.63%,
  08/16/07(a)                                     545,000        545,578
------------------------------------------------------------------------
Duke Energy Indiana, Inc., Unsec. Deb.,
  7.85%, 10/15/07(a)                              245,000        248,891
------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(a)      270,000        269,457
------------------------------------------------------------------------

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------
MULTI-UTILITIES-(CONTINUED)

Tampa Electric Co., Unsec. Notes, 5.38%,
  08/15/07(a)                                  $1,260,000   $  1,259,496
------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(a)                              160,000        159,662
------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes, 5.38%, 02/01/07(a)       1,545,000      1,544,768
========================================================================
                                                               5,253,572
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.06%

Anadarko Petroleum Corp., Sr. Unsec. Notes,
  5.38%, 03/01/07(a)                              100,000         99,967
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.11%

Enterprise Products Operating LP-Series B,
  Sr. Unsec. Unsub. Global Notes, 4.00%,
  10/15/07(a)                                     185,000        183,148
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-8.70%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Notes, 8.00%,
  12/15/26(a)                                     350,000        365,256
------------------------------------------------------------------------
Barnett Capital II, Gtd. Trust Pfd. Bonds,
  7.95%, 12/01/26(a)                              410,000        427,876
------------------------------------------------------------------------
Countrywide Financial Corp.-Series A, Gtd.
  Floating Rate Global Medium Term Notes,
  5.52%, 04/11/07(a)(c)                            35,000         35,012
------------------------------------------------------------------------
Culligan Finance Corp., Medium Term Notes,
  5.35%, 05/15/07 (Acquired 10/24/06; Cost
  $249,600)(a)(b)(e)                              250,000        249,970
------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.13%,
  09/01/07(a)(c)                                  190,000        188,999
------------------------------------------------------------------------
JPM Capital Trust I, Gtd. Trust Pfd. Notes,
  7.54%, 01/15/27(a)                            2,440,000      2,540,992
------------------------------------------------------------------------
Mantis Reef Ltd. (Australia), Notes, 4.69%,
  11/14/08 (Acquired 08/11/06; Cost
  $195,854)(a)(b)                                 200,000        195,898
------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/14/05-07/28/05;
  Cost $1,980,715)(a)(b)(d)                     1,750,000      1,849,347
------------------------------------------------------------------------
NB Capital Trust II, Gtd. Sub. Trust Pfd.
  Capital Securities, 7.83%, 12/15/26(a)          165,000        172,083
------------------------------------------------------------------------
NB Capital Trust IV, Gtd. Trust Pfd. Capital
  Securities, 8.25%, 04/15/27(a)                1,040,000      1,087,008
------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico), Sr.
  Unsec. Global Notes,
  8.02%, 05/15/07(a)                              533,333        535,467
------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                            2,362,250      2,463,024
------------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Residential Capital LLC, Sr. Unsec. Floating
  Rate Global Notes,
  6.74%, 06/29/07(a)(c)                        $  940,000   $    944,159
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Floating Rate Notes,
  5.85%, 06/09/08(a)(c)                           790,000        789,014
------------------------------------------------------------------------
St. George Funding Co. LLC (Australia),
  Bonds, 8.49% (Acquired 10/19/06-01/26/07;
  Cost $1,399,335)(a)(b)(d)                     1,330,000      1,402,019
------------------------------------------------------------------------
Textron Financial Corp.-Series E, Gtd.
  Floating Rate Medium Term Notes, 6.94%,
  12/01/07(a)(c)                                  410,000        413,674
------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-12/01/06; Cost
  $799,125)(a)(b)(c)(d)                           800,000        802,809
------------------------------------------------------------------------
Two-Rock Pass Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.32%
  (Acquired 11/10/06; Cost
  $525,619)(a)(b)(c)(d)                           525,000        517,209
========================================================================
                                                              14,979,816
========================================================================

PACKAGED FOODS & MEATS-0.03%

General Mills, Inc., Global Notes, 5.13%,
  02/15/07(a)                                      45,000         44,992
========================================================================

PROPERTY & CASUALTY INSURANCE-2.53%

CNA Financial Corp., Sr. Unsec. Notes, 6.45%,
  01/15/08(a)                                   2,070,000      2,086,125
------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06-01/11/07; Cost
  $2,198,540)(a)(b)(d)                          2,170,000      2,273,444
========================================================================
                                                               4,359,569
========================================================================

PUBLISHING-0.54%

Belo Corp., Sr. Unsec. Notes, 7.13%,
  06/01/07(a)                                     920,000        925,143
========================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.35%

Realogy Corp., Sr. Floating Rate Notes,
  6.06%, 10/20/09 (Acquired 10/13/06; Cost
  $600,000)(a)(b)(c)                              600,000        598,117
========================================================================

REGIONAL BANKS-3.96%

Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.92%, 03/01/34(a)(c)    1,500,000      1,533,330
------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                              315,000        313,976
------------------------------------------------------------------------
Popular North America Inc.-Series F, Medium
  Term Notes, 5.20%, 12/12/07(a)                1,420,000      1,410,472
------------------------------------------------------------------------
Summit Capital Trust I-Series B, Gtd. Trust
  Pfd. Capital Securities, 8.40%, 03/15/27(a)     500,000        523,540
------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                            2,735,000      3,033,170
========================================================================
                                                               6,814,488
========================================================================

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

RETAIL REIT'S-1.57%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 7.00%, 03/19/07(a)        $1,200,000   $  1,202,232
------------------------------------------------------------------------
JDN Realty Corp., Unsec. Sub. Notes, 6.95%,
  08/01/07(a)                                   1,020,000      1,027,068
------------------------------------------------------------------------
National Retail Properties Inc., Sr. Unsec.
  Notes, 7.13%, 03/15/08(a)                       470,000        477,553
========================================================================
                                                               2,706,853
========================================================================

SOVEREIGN DEBT-0.75%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $1,440,281)(a)(b)                             1,275,000      1,299,863
========================================================================

SPECIALIZED CONSUMER SERVICES-0.24%

Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(a)                       410,000        412,157
========================================================================

SPECIALTY CHEMICALS-0.51%

ICI Wilmington Inc., Gtd. Notes, 7.05%,
  09/15/07(a)                                     870,000        874,037
========================================================================

SPECIALTY PROPERTIES-0.85%

Health Care Property Investors, Inc.,
  Floating Rate Medium Term Notes,
  5.81%, 09/15/08(a)(c)                           830,000        832,303
------------------------------------------------------------------------
  Series B, Medium Term Notes,
  7.62%, 04/04/07(a)                              250,000        250,765
------------------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07(a)                              385,000        388,839
========================================================================
                                                               1,471,907
========================================================================

STEEL-0.30%

Commercial Metals Co., Unsec. Unsub. Notes,
  6.80%, 08/01/07(a)                              520,000        522,985
========================================================================

THRIFTS & MORTGAGE FINANCE-0.87%

Bank United Corp., Unsec. Sub. Notes, 8.88%,
  05/01/07(a)                                     405,000        408,038
------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Capital Securities, 9.10%, 06/01/27(a)     630,000        665,475
------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Capital Securities, 8.38%, 06/01/27(a)     400,000        419,980
========================================================================
                                                               1,493,493
========================================================================

TOBACCO-0.57%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(a)                                     980,000        979,843
========================================================================

TRUCKING-1.65%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                            2,400,000      2,498,448
------------------------------------------------------------------------
Ryder System Inc., Medium Term Notes, 4.50%,
  12/10/07(a)                                     340,000        337,215
========================================================================
                                                               2,835,663
========================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------


WIRELESS TELECOMMUNICATION SERVICES-1.27%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(a)                           $1,245,000   $  1,324,518
------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 11/15/08(a)                850,000        859,945
========================================================================
                                                               2,184,463
========================================================================
    Total Bonds & Notes (Cost $108,159,944)                  107,691,565
========================================================================
U.S. MORTGAGE-BACKED SECURITIES-28.82%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-6.28%

Pass Through Ctfs.,
  8.00%, 11/20/12(a)                              523,122        540,689
------------------------------------------------------------------------
  9.00%, 05/01/15(a)                              349,391        375,760
------------------------------------------------------------------------
  7.50%, 06/01/16 to 07/01/24(a)                  997,059      1,030,743
------------------------------------------------------------------------
  7.00%, 12/01/16 to 10/01/34(a)                2,379,194      2,458,312
------------------------------------------------------------------------
  6.00%, 02/01/17 to 03/01/23(a)                3,674,296      3,692,755
------------------------------------------------------------------------
  8.50%, 02/01/19 to 08/17/26(a)                2,079,343      2,231,482
------------------------------------------------------------------------
  6.50%, 12/01/35(a)                              483,644        491,935
========================================================================
                                                              10,821,676
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-15.07%

Pass Through Ctfs.,
  7.50%, 02/01/15 to 02/01/31(a)                2,702,060      2,814,793
------------------------------------------------------------------------
  7.00%, 04/01/15 to 12/01/33(a)                8,966,937      9,241,538
------------------------------------------------------------------------
  8.50%, 09/01/15 to 07/01/30(a)                  849,618        917,140
------------------------------------------------------------------------
  6.50%, 11/01/16 to 10/01/35(a)                4,454,605      4,564,107
------------------------------------------------------------------------
  8.00%, 09/01/17 to 08/01/32(a)                3,050,953      3,213,449
------------------------------------------------------------------------
  7.00%, 02/01/20(a)                              952,008(f)      988,123
------------------------------------------------------------------------
  9.00%, 02/01/21 to 01/01/30(a)                  354,982        385,163
------------------------------------------------------------------------
  10.00%, 05/01/26(a)                              59,755         63,000
------------------------------------------------------------------------
  7.00%, 11/01/25(a)                            2,601,665      2,672,077
------------------------------------------------------------------------
  7.00%, 08/01/36(a)                            1,079,506      1,106,413
========================================================================
                                                              25,965,803
========================================================================

AIM Short Term Bond Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-7.47%

Pass Through Ctfs.,
  6.50%, 10/15/13 to 02/15/34(a)               $6,151,965   $  6,349,909
------------------------------------------------------------------------
  7.00%, 05/15/17 to 06/15/32(a)                1,945,417      2,018,520
------------------------------------------------------------------------
  7.00%, 12/15/17(a)                              820,313(f)      845,201
------------------------------------------------------------------------
  6.00%, 06/15/18 to 06/15/33(a)                1,319,250      1,336,976
------------------------------------------------------------------------
  7.75%, 09/15/19 to 02/15/21(a)                  457,550        481,085
------------------------------------------------------------------------
  7.50%, 12/20/25 to 07/15/32(a)                1,225,674      1,283,015
------------------------------------------------------------------------
  8.50%, 07/20/27(a)                              211,596        226,385
------------------------------------------------------------------------
  8.00%, 10/15/30(a)                              298,964        318,426
========================================================================
                                                              12,859,517
========================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $48,255,372)                                      49,646,996
========================================================================

                                                 SHARES
========================================================================
PREFERRED STOCKS-3.35%

THRIFTS & MORTGAGE FINANCE-2.78%

Fannie Mae, Series J,
  6.45% Floating Rate Pfd.(c)                      47,500      2,394,000
------------------------------------------------------------------------
  Series K,
  5.40% Floating Rate Pfd.(c)                      47,500      2,398,750
========================================================================
                                                               4,792,750
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.57%

Telephone & Data Systems, Inc.-Series A, Pfd.      39,000        976,560
========================================================================
    Total Preferred Stocks (Cost $5,780,250)                   5,769,310
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
========================================================================
COMMERCIAL PAPER-1.77%

BROADCASTING & CABLE TV-1.77%

Cox Communications Inc., Floating Rate,
  5.63%, 08/15/07 (Acquired 11/03/06; Cost
  $3,040,000)(b)(c)                            $3,040,000      3,040,675
========================================================================

------------------------------------------------------------------------
                                               PRINCIPAL
                                                 AMOUNT        VALUE
ASSET-BACKED SECURITIES-1.50%

ASSET-BACKED SECURITIES - CONSUMER
  RECEIVABLES-1.50%

Pacific Coast CDO Ltd. (Cayman Islands)-
  Series 1A, Class A, Floating Rate Bonds,
  5.79%, 10/25/36 (Acquired
  03/24/04-05/26/04; Cost
  $1,082,312)(b)(c)(e)                         $1,092,785   $  1,084,589
------------------------------------------------------------------------
Toyota Auto Receivables Owners Trust- Series
  2003-A, Class A4, 2.20%, 03/15/10(a)             71,713         71,664
------------------------------------------------------------------------
Wirefree Partners III CDO-Series 2005-1A,
  Notes, 6.00%, 11/17/19 (Acquired 10/12/06;
  Cost $1,449,952)(a)(b)                        1,465,638      1,431,929
========================================================================
    Total Asset-Backed Securities (Cost
      $2,603,777)                                              2,588,182
========================================================================
MUNICIPAL OBLIGATION-0.87%

Phoenix (City of), Arizona Civic Improvement
  Corp.; Series 2004, Taxable Rental Car
  Facility Charge RB, (INS-Financial Guaranty
  Insurance Co.) 3.69%, 07/01/07 (Cost
  $1,500,000)(a)(g)                             1,500,000      1,489,710
========================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.68%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.68%

Unsec. Floating Rate Global Notes, 2.45%,
  02/17/09 (Cost $1,200,000)(a)(c)              1,200,000      1,175,904
========================================================================
TOTAL INVESTMENTS - 99.51% (Cost
  $170,539,343)                                              171,402,342
========================================================================
OTHER ASSETS LESS LIABILITIES - 0.49%                            837,272
========================================================================
NET ASSETS - 100.00%                                        $172,239,614
________________________________________________________________________
========================================================================

AIM Short Term Bond Fund

Investments Abbreviations:

Ctfs    - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
Pfd.    - Preferred
RB      - Revenue Bonds
REGS    - Regulation S
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $161,507,768, which represented 93.77% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $29,878,038, which represented 17.35% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(d) Perpetual bond with no specified maturity date.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $1,334,559, which represented 0.77% of the Fund's Net Assets.
(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 8.
(g) Principal and/or interest payments are secured by the bond insurance company listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $170,539,343)      $171,402,342
-----------------------------------------------------------
Receivables for:
  Investments sold                                  959,910
-----------------------------------------------------------
  Variation margin                                   42,187
-----------------------------------------------------------
  Fund shares sold                                  423,977
-----------------------------------------------------------
  Dividends and Interest                          2,048,066
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               14,039
-----------------------------------------------------------
Other assets                                         19,108
===========================================================
    Total assets                                174,909,629
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,121,896
-----------------------------------------------------------
  Fund shares reacquired                            887,386
-----------------------------------------------------------
  Amount due custodian                              386,897
-----------------------------------------------------------
  Dividends                                          79,448
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 28,799
-----------------------------------------------------------
  Unrealized depreciation on swap agreements          6,465
-----------------------------------------------------------
  Fund expenses advanced                              9,940
-----------------------------------------------------------
Accrued distribution fees                            48,550
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,528
-----------------------------------------------------------
Accrued transfer agent fees                          33,016
-----------------------------------------------------------
Accrued operating expenses                           66,090
===========================================================
    Total liabilities                             2,670,015
===========================================================
Net assets applicable to shares outstanding    $172,239,614
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $179,982,678
-----------------------------------------------------------
Undistributed net investment income                  20,963
-----------------------------------------------------------
Undistributed net realized gain (loss)           (8,405,712)
-----------------------------------------------------------
Unrealized appreciation                             641,685
===========================================================
                                               $172,239,614
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 34,401,527
___________________________________________________________
===========================================================
Class C                                        $ 94,935,208
___________________________________________________________
===========================================================
Class R                                        $    484,263
___________________________________________________________
===========================================================
Institutional Class                            $ 42,418,616
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,510,749
___________________________________________________________
===========================================================
Class C                                           9,693,335
___________________________________________________________
===========================================================
Class R                                              49,354
___________________________________________________________
===========================================================
Institutional Class                               4,328,221
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.80
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.80 divided by
    97.50%)                                    $      10.05
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.79
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $       9.81
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.80
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $4,959,252
------------------------------------------------------------------------
Dividends                                                        237,868
------------------------------------------------------------------------
Dividends from affiliated money market funds                      66,087
------------------------------------------------------------------------
Securities lending                                                 7,002
========================================================================
    Total investment income                                    5,270,209
========================================================================

EXPENSES:

Advisory fees                                                    357,039
------------------------------------------------------------------------
Administrative services fees                                      25,205
------------------------------------------------------------------------
Custodian fees                                                     8,974
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         41,460
------------------------------------------------------------------------
  Class C                                                        513,168
------------------------------------------------------------------------
  Class R                                                          1,307
------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                100,039
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 211
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         11,341
------------------------------------------------------------------------
Other                                                            111,265
========================================================================
    Total expenses                                             1,170,009
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (341,702)
========================================================================
    Net expenses                                                 828,307
========================================================================
Net investment income                                          4,441,902
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities                                            7,408
------------------------------------------------------------------------
  Futures contracts                                             (469,133)
------------------------------------------------------------------------
  Option contracts written                                         6,126
------------------------------------------------------------------------
  Swap agreements                                                 (2,943)
========================================================================
                                                                (458,542)
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          459,394
------------------------------------------------------------------------
  Futures contracts                                              139,742
------------------------------------------------------------------------
  Option contracts written                                         7,905
------------------------------------------------------------------------
  Swap agreements                                                 (6,465)
========================================================================
                                                                 600,576
========================================================================
Net realized and unrealized gain                                 142,034
========================================================================
Net increase in net assets resulting from operations          $4,583,936
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                               JANUARY 31,        JULY 31,
                                                                   2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $  4,441,902     $  8,473,566
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         (458,542)      (2,095,395)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)              600,576         (458,248)
============================================================================================
    Net increase in net assets resulting from operations          4,583,936        5,919,923
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (877,259)      (1,231,708)
--------------------------------------------------------------------------------------------
  Class C                                                        (2,594,009)      (5,579,540)
--------------------------------------------------------------------------------------------
  Class R                                                           (13,197)         (11,260)
--------------------------------------------------------------------------------------------
  Institutional Class                                            (1,175,364)      (1,923,104)
============================================================================================
    Decrease in net assets resulting from distributions          (4,659,829)      (8,745,612)
============================================================================================
Share transactions-net:
  Class A                                                         1,575,824        3,971,828
--------------------------------------------------------------------------------------------
  Class C                                                       (14,648,167)     (92,256,177)
--------------------------------------------------------------------------------------------
  Class R                                                             7,974          321,887
--------------------------------------------------------------------------------------------
  Institutional Class                                            (9,545,213)      19,198,073
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (22,609,582)     (68,764,389)
============================================================================================
    Net increase (decrease) in net assets                       (22,685,475)     (71,590,078)
============================================================================================

NET ASSETS:

  Beginning of period                                           194,925,089      266,515,167
============================================================================================
  End of period (including undistributed net investment
    income of $20,963 and $238,890, respectively)              $172,239,614     $194,925,089
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Short Term Bond Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Short Term Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is a high level of current income consistent with the preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Short Term Bond Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option

AIM Short Term Bond Fund

     was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

AIM Short Term Bond Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of 0.40% the Fund's average daily net assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10%(after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $369 and reimbursed $76,436 of Class A, Class C and Class R expenses in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,647.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2007. Pursuant to the Plans, for the six months ended January 31, 2007, the Class A, Class C and Class R shares paid $41,460, $256,584 and $1,307, respectively after ADI waived plan fees of $256,584 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it retained $4,153 in front-end sales commissions from the sale of Class A shares and $8, $379 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Short Term Bond Fund

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $  705,544       $27,365,528       $(28,071,072)         $   --           $   --         $33,150       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class              705,544        27,365,528        (28,071,072)             --               --          32,937           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $1,411,088       $54,731,056       $(56,142,144)         $   --           $   --         $66,087       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $6,666.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $2,343 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Short Term Bond Fund

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At January 31, 2007, there were no securities on loan to brokers. For the six months ended January 31, 2007, the Fund received dividends on cash collateral investments of $7,002 for securities lending transactions, which are net of compensation to counterparties.

NOTE 8--FUTURES CONTRACTS

On January 31, 2007, 1,760,579 principal amount of U.S. Mortgage-Backed obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                              NUMBER OF      MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT       01/31/07       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                       270       Mar-07/Long     $54,970,313       $(214,849)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 9--OPTION CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               31       $ 6,142
-----------------------------------------------------------------------------------
Expired                                                          (31)       (6,142)
===================================================================================
End of period                                                     --       $    --
___________________________________________________________________________________
===================================================================================

NOTE 10--CREDIT DEFAULT SWAP AGREEMENTS

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NOTIONAL      UNREALIZED
                                                           BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                         REFERENCE ENTITY     PROTECTION     FIXED RATE         DATE        (000)      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
                                         Dow Jones CDX
Lehman Brothers, Inc.                  N.A. IG.7 Index       Buy            (0.40%)       12/20/11      $2,600        $(6,465)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 11--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

AIM Short Term Bond Fund


    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
07/31/2011                                                       $   20,292
-----------------------------------------------------------------------------
07/31/2012                                                        1,787,880
-----------------------------------------------------------------------------
07/31/2013                                                        1,424,485
-----------------------------------------------------------------------------
07/31/2014                                                        3,488,405
=============================================================================
Total capital loss carryforward                                  $6,721,062
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 12--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $68,914,464 and $94,689,239, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $3,565,758 and $5,476,060. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,607,043
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (832,315)
==============================================================================
Net unrealized appreciation of investment securities               $  774,728
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $170,627,614.

NOTE 13--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 JANUARY 31, 2007(A)               JULY 31, 2006
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        837,099    $  8,221,574      2,556,287    $  25,181,441
------------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,093,727      10,738,360      2,690,363       26,529,437
------------------------------------------------------------------------------------------------------------------------
  Class R                                                         18,388         180,838         37,291          367,331
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            595,426       5,847,826      2,121,757       20,912,062
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         59,807         587,437        104,854        1,033,113
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        218,435       2,144,927        470,098        4,631,508
------------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,333          13,115          1,136           11,189
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            119,582       1,174,803        195,278        1,922,641
========================================================================================================================
Reacquired:
  Class A                                                       (736,753)     (7,233,187)    (2,256,170)     (22,242,726)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                     (2,804,656)    (27,531,454)   (12,506,820)    (123,417,122)
------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (18,931)       (185,979)        (5,730)         (56,633)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (1,687,235)    (16,567,842)      (369,377)      (3,636,630)
========================================================================================================================
                                                              (2,303,778)   $(22,609,582)    (6,961,033)   $ (68,764,389)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping, and account servicing. The Trust has no knowledge as to whether all or a portion of the shares owned of record by this entity is also owned beneficially.
       In addition, 31% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.

AIM Short Term Bond Fund

NOTE 14--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

NOTE 15--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     CLASS A
                                                              ------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED         (DATE SALES
                                                                 ENDED               JULY 31,         COMMENCED) TO
                                                              JANUARY 31,       ------------------       JULY 31,
                                                                 2007            2006       2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.80         $  9.93    $ 10.01        $10.03
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.25            0.40       0.25(a)       0.05(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.01           (0.12)     (0.04)        (0.00)
====================================================================================================================
    Total from investment operations                               0.26            0.28       0.21          0.05
====================================================================================================================
Less distributions from net investment income                     (0.26)          (0.41)     (0.29)        (0.07)
====================================================================================================================
Net asset value, end of period                                  $  9.80         $  9.80    $  9.93        $10.01
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                    2.70%           2.92%      2.14%         0.46%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $34,402         $32,851    $29,250        $6,971
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.86%(c)        0.86%      0.86%         0.85%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.97%(c)        0.98%      1.00%         0.96%(d)
====================================================================================================================
Ratio of net investment income to average net assets               5.05%(c)        4.04%      2.53%         1.92%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(e)                                           42%             82%       103%          126%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,897,704.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Short Term Bond Fund

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                                                                                 AUGUST 30, 2002
                                                         SIX MONTHS                                              (DATE OPERATIONS
                                                           ENDED                   YEAR ENDED JULY 31,            COMMENCED) TO
                                                        JANUARY 31,          --------------------------------        JULY 31,
                                                            2007               2006        2005        2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  9.80            $   9.93    $  10.01    $  10.02        $  10.01
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.24                0.38        0.22(a)     0.16(a)         0.12(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          0.00               (0.13)      (0.04)       0.08            0.14
=================================================================================================================================
    Total from investment operations                         0.24                0.25        0.18        0.24            0.26
=================================================================================================================================
Less distributions:
  Dividends from net investment income                      (0.25)              (0.38)      (0.26)      (0.25)          (0.25)
---------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                            --                  --          --          --           (0.00)
=================================================================================================================================
    Total distributions                                     (0.25)              (0.38)      (0.26)      (0.25)          (0.25)
=================================================================================================================================
Net asset value, end of period                            $  9.79            $   9.80    $   9.93    $  10.01        $  10.02
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              2.47%               2.61%       1.79%       2.44%           2.58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $94,935            $109,622    $203,806    $318,282        $337,480
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.11%(c)            1.17%       1.21%       1.20%           1.20%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.72%(c)            1.73%       1.66%       1.61%           1.60%(d)
=================================================================================================================================
Ratio of net investment income to average net assets         4.80%(c)            3.73%       2.18%       1.57%           1.28%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                     42%                 82%        103%        126%             88%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $101,796,836.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS R
                                                              ---------------------------------------------------------
                                                                                                         APRIL 30, 2004
                                                                 SIX MONTHS             YEAR ENDED        (DATE SALES
                                                                   ENDED                 JULY 31,        COMMENCED) TO
                                                                JANUARY 31,          ----------------       JULY 31,
                                                                    2007              2006      2005          2004
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                               $ 9.82            $9.94     $10.02        $10.03
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.24             0.37       0.23(a)       0.04(a)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      0.00            (0.10)     (0.04)         0.01
=======================================================================================================================
    Total from investment operations                                 0.24             0.27       0.19          0.05
=======================================================================================================================
Less distributions from net investment income                       (0.25)           (0.39)     (0.27)        (0.06)
=======================================================================================================================
Net asset value, end of period                                     $ 9.81            $9.82     $ 9.94        $10.02
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                      2.47%            2.77%      1.88%         0.49%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $  484            $ 477     $  158        $   11
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.11%(c)         1.11%      1.11%         1.10%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.22%(c)         1.23%      1.16%         1.11%(d)
=======================================================================================================================
Ratio of net investment income to average net assets                 4.80%(c)         3.79%      2.28%         1.67%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate(e)                                             42%              82%       103%          126%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $518,760.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Short Term Bond Fund

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                                           APRIL 30, 2004
                                                                 SIX MONTHS              YEAR ENDED         (DATE SALES
                                                                   ENDED                  JULY 31,         COMMENCED) TO
                                                                JANUARY 31,          ------------------       JULY 31,
                                                                    2007              2006       2005           2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $  9.81            $  9.93    $ 10.01        $10.03
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                              0.27               0.42       0.28(a)       0.05(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (0.00)             (0.10)     (0.04)        (0.00)
=========================================================================================================================
    Total from investment operations                                 0.27               0.32       0.24          0.05
=========================================================================================================================
Less distributions from net investment income                       (0.28)             (0.44)     (0.32)        (0.07)
=========================================================================================================================
Net asset value, end of period                                    $  9.80            $  9.81    $  9.93        $10.01
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                      2.74%              3.31%      2.42%         0.52%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $42,419            $51,975    $33,301        $6,773
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     0.58%(c)           0.58%      0.57%         0.60%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  0.58%(c)           0.58%      0.58%         0.61%(d)
=========================================================================================================================
Ratio of net investment income to average net assets                 5.33%(c)           4.32%      2.82%         2.71%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                             42%                82%       103%          126%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $41,851,121.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 16--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

AIM Short Term Bond Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Short Term Bond Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after April 20, 2007, this report
fund and account information via e-mail.     must be accompanied by a Fund Performance
Once your quarterly statements, tax forms,   & Commentary or by an AIM Quarterly
fund reports, and prospectuses are           Performance Review for the most recent
available, we will send you an e-mail        quarter-end. Mutual funds and
notification containing links to these       exchange-traded funds distributed by A I M
documents. For security purposes, you will   Distributors, Inc.
need to log in to your account to view
your statements and tax forms.               A I M Management Group Inc. has provided
                                             leadership in the investment management
WHY SIGN UP?                                 industry since 1976. AIM Investment
                                             Services, Inc. is the transfer agent for
Register for eDelivery to:                   the products and services represented by
                                             AIM Investments. AIM is a subsidiary of
o save your Fund the cost of printing and    AMVESCAP PLC, one of the world's largest
postage.                                     independent financial services companies
                                             with $469 billion in assets under
o reduce the amount of paper you receive.    management as of January 31, 2007.

o gain access to your documents faster by    ==========================================
not waiting for the mail.                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS,
                                             AND CHARGES AND EXPENSES CAREFULLY. FOR
o view your documents online anytime at      THIS AND OTHER INFORMATION ABOUT AIM
your convenience.                            FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY
o save the documents to your personal        BEFORE INVESTING.
computer or print them out for your          ==========================================
records.

HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

AIMinvestments.com               STB-SAR-1              A I M Distributors, Inc.

                          [YOUR GOALS. OUR SOLUTIONS.]
                            --Registered Trademark--

                      [YOUR GOALS. OUR SOLUTIONS.]
                        --Registered Trademark--
===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Traded     Products               Savings  Managed     Products  Management               --Registered Trademark--
        Funds                             Plans    Accounts
===================================================================================

                                                      AIM TOTAL RETURN BOND FUND
                            Semiannual Report to Shareholders - January 31, 2007

                               [COVER GLOBE IMAGE]

FIXED INCOME

Intermediate-Term Taxable
Investment Grade

Table of Contents

Supplemental Information ........      2
Letters to Shareholders .........      4
Performance Summary .............      6
Management Discussion ...........      6
Long-term Fund Performance ......      8
Fund Expenses ...................      9
Approval of Advisory Agreement ..     10
Schedule of Investments .........    F-1
Financial Statements ............    F-9
Notes to Financial Statements ...   F-13
Financial Highlights ............   F-20
Trustees and Officers ...........   F-24

[AIM INVESTMENT SOLUTIONS]

       [GRAPHIC]               [GRAPHIC]
   [DOMESTIC EQUITY]         [FIXED INCOME]

       [GRAPHIC]                [GRAPHIC]                [GRAPHIC]
[ALLOCATION SOLUTIONS]     [TARGET MATURITY]     [DIVERSIFIED PORTFOLIOS]

       [GRAPHIC]               [GRAPHIC]
    [SECTOR EQUITY]      [INTERNATIONAL/GLOBAL
                                 EQUITY]

 [AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM TOTAL RETURN BOND FUND

AIM TOTAL RETURN BOND FUND'S INVESTMENT OBJECTIVE IS MAXIMUM TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of January 31, 2007, and is based on total net assets.

o Unless otherwise noted, all data in this report are from A I M Management Group Inc.

ABOUT SHARE CLASSES

o Class B shares are not available as an     Leveraging entails special risks such as     the sale of the securities may be
investment for retirement plans maintained   magnifying changes in the value of the       restricted pending a determination by the
pursuant to Section 401 of the Internal      portfolio's securities. Derivatives are      other party, or its trustee or receiver,
Revenue Code, including 401(k) plans,        subject to counter party risk--the risk      whether to enforce the Fund's obligation
money purchase pension plans and profit      that the other party will not complete the   to repurchase the security.
sharing plans. Plans that had existing       transaction with the Fund.
accounts invested in Class B shares prior                                                 o Reinvestment risk is the risk that a
to September 30, 2003, will continue to be   o There is no guarantee that the             bond's cash flows (coupon income and
allowed to make additional purchases.        investment techniques and risk analyses      principal repayment) will be reinvested at
                                             used by the Fund's portfolio managers will   an interest rate below that on the
o Class R shares are available only to       produce the desired results.                 original bond. If interest rates decline,
certain retirement plans. Please see the                                                  the underlying bond may rise in value, but
prospectus for more information.             o High-Coupon U.S. Government Agency         the cash flows received from that bond may
                                             Mortgage-Backed Securities provide a         have to be invested at a lower interest
PRINCIPAL RISKS OF INVESTING IN THE FUND     higher coupon at the time of purchase than   rate.
                                             current prevailing market interest rates.
o Foreign securities have additional         The Fund may purchase such securities at a   ABOUT INDEXES USED IN THIS REPORT
risks, including exchange rate changes,      premium. If these securities experience a
political and economic upheaval, the         faster principal repayment rate than         o The unmanaged LEHMAN BROTHERS U.S.
relative lack of information about these     expected, both the market value of and       AGGREGATE BOND INDEX (the Lehman
companies, relatively low market liquidity   income from such securities will decrease.   Aggregate), which represents the U.S.
and the potential lack of strict financial   The prices of high-coupon U.S. government    investment-grade fixed-rate bond market
and accounting controls and standards.       agency mortgage-backed securities will       (including government and corporate
                                             fall more slowly when interest rates rise    securities, mortgage pass-through
o Debt securities are particularly           than do prices of traditional fixed-rate     securities and asset-backed securities),
vulnerable to credit risk and interest       securities. Some of the securities           is compiled by Lehman Brothers, a global
rate fluctuations.                           purchased by the Fund are not guaranteed     investment bank.
                                             by the U.S. government. The issuer of a
o The Fund may invest in obligations         security may default or otherwise be         o The unmanaged LIPPER INTERMEDIATE
issued by agencies and instrumentalities     unable to honor a financial obligation.      INVESTMENT GRADE FUNDS INDEX represents an
of the U.S. government that may vary in                                                   average of the largest intermediate
the level of support they receive from the   o In a dollar roll transaction, the Fund     investment grade bond funds tracked by
government. The government may choose not    sells a mortgage-backed security held by     Lipper Inc., an independent mutual fund
to provide financial support to government   the Fund to a financial institution such     performance monitor.
sponsored agencies or instrumentalities if   as a bank or broker-dealer, and
it is not legally obligated to do so, in     simultaneously agrees to purchase a          o The Fund is not managed to track the
which case, if the issuer defaulted, the     substantially similar security (same type,   performance of any particular index,
underlying fund holding securities of the    coupon and maturity) from the institution    including the indexes defined here, and
issuer might not be able to recover its      at an agreed upon price and future date.     consequently, the performance of the Fund
investment from the U.S. government.         Dollar roll transactions involve the risk    may deviate significantly from the
                                             that the market value of the securities      performance of the index.
o The prices of securities held by the       retained by the Fund may decline below the
Fund may decline in response to market       price of the securities that the Fund has    o A direct investment cannot be made in an
risks.                                       sold but is obligated to repurchase under    index. Unless otherwise indicated, index
                                             the agreement. In the event the buyer of     results include reinvested dividends, and
o The Fund may use enhanced investment       securities under a dollar roll transaction   they do not reflect sales charges.
techniques such as leveraging and            files for bankruptcy or becomes insolvent,   Performance of an index of funds reflects
derivatives.                                 the Fund's use of the proceeds from          fund expenses; performance of a market
                                                                                          index does not.

                                                                                          Continued on page 3

================================================================================          ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                    TBRAX
================================================================================          Class B Shares                    TBRDX
                                                                                          Class C Shares                    TBRCX
                                                                                          Class R Shares                    TBRRX
                                                                                          ==========================================

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIMINVESTMENTS.COM


AIM TOTAL RETURN BOND FUND

OTHER INFORMATION

o The returns shown in the management's      The Fund provides a complete list of its
discussion of Fund performance are based     holdings four times in each fiscal year,
on net asset values calculated for           at the quarter-ends. For the second and
shareholder transactions. Generally          fourth quarters, the lists appear in the
accepted accounting principles require       Fund's semiannual and annual reports to
adjustments to be made to the net assets     shareholders. For the first and third
of the Fund at period end for financial      quarters, the Fund files the lists with
reporting purposes, and as such, the net     the Securities and Exchange Commission
asset values for shareholder transactions    (SEC) on Form N-Q. The most recent list of
and the returns based on those net asset     portfolio holdings is available at
values may differ from the net asset         AIMinvestments.com. From our home page,
values and returns reported in the           click on Products & Performance, then
Financial Highlights.                        Mutual Funds, then Fund Overview. Select
                                             your Fund from the drop-down menu and
o Industry classifications used in this      click on Complete Quarterly Holdings.
report are generally according to the        Shareholders can also look up the Fund's
Global Industry Classification Standard,     Forms N-Q on the SEC Web site at sec.gov.
which was developed by and is the            Copies of the Fund's Forms N-Q may be
exclusive property and a service mark of     reviewed and copied at the SEC Public
Morgan Stanley Capital International Inc.    Reference Room in Washington, D.C. You can
and Standard & Poor's.                       obtain information on the operation of the
                                             Public Reference Room, including
o The Chartered Financial Analyst            information about duplicating fee charges,
--REGISTERED TRADEMARK-- (CFA --REGISTERED   by calling 202-942-8090 or 800-732-0330,
TRADEMARK--) designation is a globally       or by electronic request at the following
recognized standard for measuring the        e-mail address: publicinfo@sec.gov. The
competence and integrity of investment       SEC file numbers for the Fund are
professionals.                               811-05686 and 033-39519.

                                             A description of the policies and
                                             procedures that the Fund uses to determine
                                             how to vote proxies relating to portfolio
                                             securities is available without charge,
                                             upon request, from our Client Services
                                             department at 800-959-4246 or on the AIM
                                             Web site, AIMinvestments.com. On the home
                                             page, scroll down and click on AIM Funds
                                             Proxy Policy. The information is also
                                             available on the SEC Web site, sec.gov.

                                             Information regarding how the Fund voted
                                             proxies related to its portfolio
                                             securities during the 12 months ended June
                                             30, 2006, is available at our Web site. Go
                                             to AIMinvestments.com, access the About Us
                                             tab, click on Required Notices and then
                                             click on Proxy Voting Activity. Next,
                                             select the Fund from the drop-down menu.
                                             The information is also available on the
                                             SEC Web site, sec.gov.

AIM TOTAL RETURN BOND FUND

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the six months ended January 31, 2007, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
  [TAYLOR
   PHOTO]                                       Major U.S. stock market indexes rose significantly during the second half of 2006, due to continued economic expansion and a cessation of interest rate increases by the
                                             U.S. Federal Reserve Board, among other factors.(1, 2) Major fixed-income indexes also produced positive returns during the second half of 2006.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden changes based on geopolitical or economic developments. At AIM Investments --REGISTERED TRADEMARK--, we
                                             believe investors can do two things to deal with short-term market fluctuations:
                                             maintain a long-term investment horizon and maintain a diversified portfolio. AIM
Philip Taylor                                Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK-- exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                                While we're committed to maintaining a comprehensive, easy-to-navigate Web site, we're even more committed to providing excellent customer service. Our highly trained, courteous client services representatives are eager to answer your questions, provide you with product information or assist you with account transactions. I encourage you to give us an opportunity to serve you by calling us at 800-959-4246.

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             March 15, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM TOTAL RETURN BOND FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
  [CROCKETT
    PHOTO]                                      The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the equity and fixed-income AIM Funds improved to 15.08% for the one-year period
Bruce L. Crockett                            ended December 31, 2006, as compared to 9.13% for the one-year period ended December
                                             31, 2005, and 11.20% for the one-year period ended December 31, 2004.(1) The asset-weighted absolute performance for the AIM money market funds was 4.84% for the one-year period ended December 31, 2006, as compared to 3.04% for the one-year period ended December 31, 2005, and 1.23% for the one-year period ended December 31, 2004.(2)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar Inc. is a leading provider of independent mutual fund investment research)
                                             included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds'
                                             performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             March 15, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1) Past performance is no guarantee of future results. The asset-weighted absolute performance for the equity and fixed-income AIM Funds is derived by taking the one-year cumulative total return for each share class of each AIM Fund in existence as of
                                             December 31, 2006, (excluding money market funds) and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

                                             (2) Past performance is no guarantee of future results. The asset-weighted absolute performance for the AIM money market funds is derived by taking the one-year cumulative total return for each share class of each AIM money market fund in existence as of
                                             December 31, 2006, and weighting the performance by the calendar year average net assets of that share class. The one-year cumulative total return includes reinvested distributions, fund expenses and management fees, but excludes applicable sales charges. If sales charges were included, the one-year cumulative total return and the asset-weighted performance would be lower.

AIM TOTAL RETURN BOND FUND

MANAGEMENT'S DISCUSSION OF FUND                                                           all economic and market trends, and
PERFORMANCE                                                                               bottom-up analysis, which involves an
=====================================================================================     evaluation of individual bond issuers.
PERFORMANCE SUMMARY
                                             ========================================        In evaluating the credit quality of a
For the six months ended January 31, 2007,   FUND VS. INDEXES                             security, we use input from various rating
AIM Total Return Bond Fund, excluding                                                     agencies and Wall Street fixed income and
applicable sales charges, underperformed     Cumulative total returns,                    equity analysts and conduct our own
its broad market and style-specific index.   07/31/06-01/31/07, excluding                 internal credit analysis.
Given the persistent flattening of the       applicable sales charges. If
yield curve during the period, the Fund's    applicable sales charges were                   We consider selling a bond when:
yield curve positioning negatively           included, returns would be lower.
impacted performance. In addition, our                                                    o It becomes fully valued.
security selection in investment grade       Class A Shares                        3.27%
corporate bonds within the insurance                                                      o Overall market and economic trends
industry detracted from returns.             Class B Shares                        2.89   indicate that sector emphasis should be
                                                                                          changed.
   Your Fund's long-term performance is      Class C Shares                        2.89
shown on page 8.                                                                          o Fundamentals, such as credit quality
                                             Class R Shares                        3.14   ratings, deteriorate for an individual
                                                                                          issuer or a sector.
                                             Lehman Brothers U.S. Aggregate Bond
                                             Index(1) (Broad Market and                   o An unanticipated change occurs involving
                                             Style-Specific Index)                 3.65   an individual issuer or sector.

                                             Lipper Intermediate Investment               MARKET CONDITIONS AND YOUR FUND
                                             Grade Funds Index(1) (Peer Group
                                             Index)                                3.64   Following the deceleration of U.S. growth
                                                                                          during the second and third quarters of
                                             Source:                                      2006, economic data released in January
                                                                                          2007 indicated that the softening in the
                                             (1) Lipper Inc.                              residential construction market and
                                                                                          weaknesses in the manufacturing sectors
                                                                                          had not yet significantly slowed down the
                                             ========================================     U.S. economy.(1) Growth in real gross
                                                                                          domestic product increased to a 2.2%
                                                                                          annualized rate in the fourth quarter, up
=====================================================================================     from 2.0% and down from 2.6% in the third
                                                                                          and second quarters, respectively.(1)
How we invest                                invest in a mix of domestic
                                             investment-grade bonds including U.S.
Our goal is to provide investors with an     Treasury, government agency, corporate          The U.S. economic outlook over the
actively managed portfolio of                bonds and mortgage-backed securities         fourth quarter prompted the markets to
investment-grade bonds that has the risk     (MBS). We make allocation decisions based    scale back their expectation for a
characteristics of the Lehman Brothers       on performance and valuations among the      potential rate cut by the U.S. Federal
U.S. Aggregate Bond Index. We focus on       different areas of the bond market. Our      Reserve Board (the Fed) in the first half
total return with protection of principal    focus is on bonds that are attractively      of 2007. On January 31, as widely
and strive to provide consistent returns     valued relative to the rest of the bond      anticipated by financial markets, the Fed
while minimizing risk.                       market.                                      decided to keep the federal funds target
                                                                                          rate at 5.25%.(2) This was the fifth
   We look for potential investments in         Our security selection process involves   consecutive meeting at which the Fed left
all sectors of the investment-grade bond     top-down analysis, which takes into          rates unchanged after 17 consecutive rate
market. We                                   account over-                                increases.(2)

                                                                                             During the second half of 2006, bonds
                                                                                          benefited from a continued softening in
                                                                                          the housing market.(2) However, by the end
                                                                                          of the reporting period, specifically in
                                                                                          December and January, the U.S. bond market
                                                                                          weakened in response to a more favorable
                                                                                          outlook for economic growth supported by
                                                                                          stronger-than-expected consumer confidence
                                                                                          and a rise in sales of existing and new
                                                                                          homes.(2)

                                                                                             The fixed income markets were focused
                                                                                          on the benchmark 10-year Treasury note,
                                                                                          which finished the period with a slight
                                                                                          loss in response

                                                                                                                         (continued)

========================================     ========================================

PORTFOLIO COMPOSITION                        TOP FIXED INCOME ISSUERS*

By industry                                  1. Federal National Mortgage
                                                Association (FNMA)                 18.5%
U.S. Mortgage-Backed Securities       29.8%
                                             2. Federal Home Loan Mortgage Corp.
Other Diversified Financial                     (FHLMC)                             8.9
   Services                           13.1
                                             3. Government National Mortgage
Diversified Banks                      6.6      Association (GNMA)                  2.4

Broadcasting & Cable TV                6.4   4. NB Capital Trust                    2.1

Integrated Telecommunication                 5. TCI Communications Financing III    2.0
   Services                            5.5
                                             6. Svenska Handelsbanken A.B.
Property & Casualty Insurance          4.5      (Sweden)                            2.0

Regional Banks                         4.2   7. Safeway Inc.                        1.9

Multi-Utilities                        3.4   8. Cox Enterprises, Inc.               1.9

Other Industries, Each with Less             9. Corn Products International Inc.    1.8
   Than 3% Of Total Net Assets        47.9
                                             10. JPM Capital Trust I                1.7
Money Market Funds Plus Other
   Assets Less Liabilities           -21.4

The Fund's holdings are subject to change,   Total Net Assets           $335.89 million
and there is no assurance that the Fund
will continue to hold any particular         Total Number of Holdings*              353
security.

* Excluding money market fund holdings.

========================================     ========================================

AIM TOTAL RETURN BOND FUND

to concerns over growth and inflation        period, we gradually reduced the Fund's                 Jan H. Friedli
outcomes.(3) Reflective of our belief that   positions in corporate bonds within the                 Senior portfolio manager, is
the Fed would view the economy to be         insurance industry by selling                [FRIEDLI   lead manager of AIM Total
healthy enough to keep interest rates        underperforming issues. As a result, a        PHOTO]    Return Bond Fund. He began his
unchanged going into 2007, we tactically     positive contribution from relatively                   investment career in 1990 and
traded duration focusing on the shorter      attractive returns from the corporate bond   joined  AIM in 1999. Mr. Friedli graduated
end of the yield curve. Duration is a        market, in terms of its historical norm,     cum laude from Villanova University with a
measure of a bond's sensitivity to           over this period was offset by losses        Bachelor of Science degree in computer
interest rate changes. Shorter duration      generated from our security selection in     science and earned an M.B.A from the
bonds tend to be less sensitive to           insurance-related bonds.                     University of Chicago.
interest-rate changes.
                                                The Fund remained invested in MBS as we              Brendan D. Gau
   We used two- and five-year U.S.           viewed mortgage bonds as offering                       Chartered Financial Analyst,
Treasury note futures and short-term         attractive yields and relatively small        [GAU      portfolio manager, is manager
Chicago Mercantile Exchange (CME)            prepayment risk by historical standards.     PHOTO]     of AIM Total Return Bond Fund.
Eurodollar futures contracts to shorten      Additionally, the recent drop in mortgage               He joined AIM in 1996.
the Fund's duration as we viewed the         rates encouraged more refinancing. This      Mr. Gau earned a Bachelor of Arts degree
yields on the longer maturity U.S.           helped the MBS market deliver solid          in mathematics, physics and economics from
treasuries to be in the relatively lower     returns. Considering MBS provided            Rice University.
range. Our overall defensive to neutral      excellent performance for the period, the
stance toward duration had no significant    Fund's weight in mortgages had a positive               Scot W. Johnson
impact on performance as Treasury yields     effect on performance.(3)                               Chartered Financial Analyst,
fell across almost all maturities over the                                                [JOHNSON   senior portfolio manager, is
period.(3) In our view, gaining exposure        Thank you for sharing our long-term        PHOTO]    manager of AIM Total Return
to the U.S. Treasury market through U.S.     investment horizon and for your continued               Bond Fund. Mr. Johnson
Treasury futures is a more effective way     investment in AIM Total Return Bond Fund.    joined AIM in 1994. He earned both a B.A.
to employ the Fund's cash for duration                                                    in economics and an M.B.A. in finance from
management purposes versus buying actual     Sources:                                     Vanderbilt University.
bonds. In addition, we used the CME
Eurodollar futures contracts to hedge        (1) Bureau of Economic Analysis;             Assisted by the Taxable Investment Grade
interest rate exposure of the Fund. Traded                                                Bond Team
at the Chicago Mercantile Exchange, each     (2) U.S. Federal Reserve Board;
CME Eurodollar futures contract is
denominated in U.S. dollars and priced       (3) Lehman Brothers Inc.
based on the market's forecast of the
three-month London Interbank Offered Rate.   THE VIEWS AND OPINIONS EXPRESSED IN
U.S. Treasury and CME Eurodollar futures     MANAGEMENT'S DISCUSSION OF FUND
offer a variety of standardized contracts,   PERFORMANCE ARE THOSE OF A I M ADVISORS,
are exchange traded and provide a high       INC. THESE VIEWS AND OPINIONS ARE SUBJECT
level of liquidity.                          TO CHANGE AT ANY TIME BASED ON FACTORS
                                             SUCH AS MARKET AND ECONOMIC CONDITIONS.
   The yield curve was inverted for much     THESE VIEWS AND OPINIONS MAY NOT BE RELIED
of 2006 as the Fed raised short rates        UPON AS INVESTMENT ADVICE OR
through June.(2) During the period, the      RECOMMENDATIONS, OR AS AN OFFER FOR A
Fund was positioned in anticipation of a     PARTICULAR SECURITY. THE INFORMATION IS
slight steepening of the yield curve over    NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
the medium to long term. However, as         ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
longer-dated bond yields fell more than      THE FUND. STATEMENTS OF FACT ARE FROM
shorter-dated bond yields over the past      SOURCES CONSIDERED RELIABLE, BUT A I M
six months, the Fund's yield curve           ADVISORS, INC. MAKES NO REPRESENTATION OR
structure detracted from performance.(3)     WARRANTY AS TO THEIR COMPLETENESS OR
                                             ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
   Investment grade corporate bonds posted   IS NO GUARANTEE OF FUTURE RESULTS, THESE
solid returns. They benefited from strong    INSIGHTS MAY HELP YOU UNDERSTAND OUR
demand during the period due to healthy      INVESTMENT MANAGEMENT PHILOSOPHY.
corporate earnings, stable credit
fundamentals and a low interest rate            See important Fund and index
environment.(3) Strategies that              disclosures on the inside front cover.
overweighted lower rated investment grade
corporate bonds outperformed strategies of
higher quality segments. Throughout the
reporting

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGE 8.

AIM TOTAL RETURN BOND FUND

YOUR FUND'S LONG-TERM PERFORMANCE

========================================     ========================================
AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 B, CLASS C AND CLASS R VISIT SHARES WAS
                                                                                          1.16%, 1.91%, 1.91% AND 1.41%,
As of 01/31/07,including applicable          As of 12/31/06,the most recent calendar      RESPECTIVELY.(1),(2) THE TOTAL ANNUAL FUND
sales charges                                quarter-end, including applicable sales      OPERATING EXPENSE RATIO SET FORTH IN THE
                                             charges                                      MOST RECENT FUND PROSPECTUS AS OF THE DATE
                                                                                          OF THIS REPORT FOR CLASS A, CLASS B, CLASS
CLASS A SHARES                               CLASS A SHARES                               C AND CLASS R SHARES WAS 1.31%, 2.06%,
Inception (12/31/01)                  3.88%  Inception (12/31/01)                  3.96%  2.06% AND 1.56%, RESPECTIVELY. THE EXPENSE
5 Years                               3.76    5 Years                              3.96   RATIOS PRESENTED ABOVE MAY VARY FROM THE
 1 Year                              -1.00    1 Year                              -0.77   EXPENSE RATIOS PRESENTED IN OTHER SECTIONS
                                                                                          OF THIS REPORT THAT ARE BASED ON EXPENSES
CLASS B SHARES                               Class B Shares                               INCURRED DURING THE PERIOD COVERED BY THIS
Inception (12/31/01)                  3.93%  Inception (12/31/01)                  3.84%  REPORT.
 5 Years                              3.64    5 Years                              3.84
 1 Year                              -1.66    1 Year                              -1.63      CLASS A SHARE PERFORMANCE REFLECTS THE
                                                                                          MAXIMUM 4.75% SALES CHARGE, AND CLASS B
CLASS C SHARES                               CLASS C SHARES                               AND CLASS C SHARE PERFORMANCE REFLECTS THE
Inception (12/31/01)                  4.10%  Inception (12/31/01)                  4.18%  APPLICABLE CONTINGENT DEFERRED SALES
 5 Years                              3.99    5 Years                              4.18   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                               2.30    1 Year                               2.34   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                                                                          BEGINNING AT THE TIME OF PURCHASE TO 0% AT
CLASS R SHARES                               CLASS R SHARES                               THE BEGINNING OF THE SEVENTH YEAR. THE
Inception                             4.65%  Inception                             4.73%  CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
 5 Years                              4.53    5 Years                              4.73   YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
 1 Year                               3.80    1 Year                               3.84   HAVE A FRONT-END SALES CHARGE; RETURNS
========================================     ========================================     SHOWN ARE AT NET ASSET VALUE AND DO NOT
                                                                                          REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
CLASS R SHARES' INCEPTION DATE IS APRIL      AIMINVESTMENTS.COM FOR THE MOST RECENT       ON A TOTAL REDEMPTION OF RETIREMENT PLAN
30, 2004. RETURNS SINCE THAT DATE ARE        MONTH-END PERFORMANCE. PERFORMANCE FIGURES   ASSETS WITHIN THE FIRST YEAR.
HISTORICAL RETURNS. ALL OTHER RETURNS ARE    REFLECT REINVESTED DISTRIBUTIONS, CHANGES
BLENDED RETURNS OF HISTORICAL CLASS R        IN NET ASSET VALUE AND THE EFFECT OF THE        THE PERFORMANCE OF THE FUND'S SHARE
SHARE PERFORMANCE AND RESTATED CLASS A       MAXIMUM SALES CHARGE UNLESS OTHERWISE        CLASSES WILL DIFFER PRIMARILY DUE TO
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      STATED. PERFORMANCE FIGURES DO NOT REFLECT   DIFFERENT SALES CHARGE STRUCTURES AND
THE INCEPTION DATE OF CLASS R SHARES) AT     DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY   CLASS EXPENSES.
NET ASSET VALUE, ADJUSTED TO REFLECT THE     ON FUND DISTRIBUTIONS OR SALE OF FUND
HIGHER RULE 12B-1 FEES APPLICABLE TO CLASS   SHARES. INVESTMENT RETURN AND PRINCIPAL         HAD THE ADVISOR NOT WAIVED FEES AND/OR
R SHARES. CLASS A SHARES' INCEPTION DATE     VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    REIMBURSED EXPENSES, PERFORMANCE WOULD
IS DECEMBER 31, 2001.                        A GAIN OR LOSS WHEN YOU SELL SHARES.         HAVE BEEN LOWER.

THE PERFORMANCE DATA QUOTED REPRESENT PAST   THE NET ANNUAL FUND OPERATING EXPENSE
PERFORMANCE AND CANNOT GUARANTEE             RATIO SET FORTH IN THE MOST RECENT FUND
COMPARABLE FUTURE RESULTS; CURRENT           PROSPECTUS AS OF THE DATE OF THIS REPORT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   FOR CLASS A, CLASS

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed below) to 1.15%, 1.90%, 1.90% and 1.40% of Class A, Class B,
Class C and Class R shares of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
(v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agents has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreements are in effect through at least June 30, 2007.

(2) The Fund's advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding certain items discussed above) to 1.00%, 1.75%, 1.75% and 1.25% of Class A, Class B,
Class C and Class R shares of average daily net assets, respectively. This expense limitation agreement may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

AIM TOTAL RETURN BOND FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to       The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions, and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transaction costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period August 1, 2006, through        of return of 5% per year before expenses,    hypothetical information is useful in
January 31, 2007.                            which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended January 31, 2007, appear in     addition, if these transaction costs were
The table below provides information about   the table "Fund vs. Indexes" on page 6.      included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================
                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES        ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS              (8/1/06)            (1/31/07)(1)            PERIOD(2)      (1/31/07)           PERIOD(2)           RATIO
   A               $1,000.00             $1,032.70                $5.17        $1,020.11             $5.14             1.01%
   B                1,000.00              1,028.90                 9.00         1,016.33              8.94             1.76
   C                1,000.00              1,028.90                 9.00         1,016.33              8.94             1.76
   R                1,000.00              1,031.40                 6.45         1,018.85              6.41             1.26

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2007, appear in the table "Fund vs. Indexes" on page 6.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.
====================================================================================================================================

AIM TOTAL RETURN BOND FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Investment      o The nature and extent of the advisory      portfolio management team at this time.
Securities Funds (the "Board") oversees      services to be provided by AIM. The Board    Although the independent written
the management of AIM Total Return Bond      reviewed the services to be provided by      evaluation of the Fund's Senior Officer
Fund (the "Fund") and, as required by law,   AIM under the Advisory Agreement. Based on   (discussed below) only considered Fund
determines annually whether to approve the   such review, the Board concluded that the    performance through the most recent
continuance of the Fund's advisory           range of services to be provided by AIM      calendar year, the Board also reviewed
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             more recent Fund performance, which did
("AIM"). Based upon the recommendation of    appropriate and that AIM currently is        not change their conclusions.
the Investments Committee of the Board, at   providing services in accordance with the
a meeting held on June 27, 2006, the         terms of the Advisory Agreement.
Board, including all of the independent                                                   o Meetings with the Fund's portfolio
trustees, approved the continuance of the    o The quality of services to be provided     managers and investment personnel. With
advisory agreement (the "Advisory            by AIM. The Board reviewed the credentials   respect to the Fund, the Board is meeting
Agreement") between the Fund and AIM for     and experience of the officers and           periodically with such Fund's portfolio
another year, effective July 1, 2006.        employees of AIM who will provide            managers and/or other investment personnel
                                             investment advisory services to the Fund.    and believes that such individuals are
   The Board considered the factors          In reviewing the qualifications of AIM to    competent and able to continue to carry
discussed below in evaluating the fairness   provide investment advisory services, the    out their responsibilities under the
and reasonableness of the Advisory           Board considered such issues as AIM's        Advisory Agreement.
Agreement at the meeting on June 27, 2006    portfolio and product review process,
and as part of the Board's ongoing           various back office support functions        o Overall performance of AIM. The Board
oversight of the Fund. In their              provided by AIM and AIM's equity and fixed   considered the overall performance of AIM
deliberations, the Board and the             income trading operations. Based on the      in providing investment advisory and
independent trustees did not identify any    review of these and other factors, the       portfolio administrative services to the
particular factor that was controlling,      Board concluded that the quality of          Fund and concluded that such performance
and each trustee attributed different        services to be provided by AIM was           was satisfactory.
weights to the various factors.              appropriate and that AIM currently is
                                             providing satisfactory services in           o Fees relative to those of clients of AIM
   One responsibility of the independent     accordance with the terms of the Advisory    with comparable investment strategies. The
Senior Officer of the Fund is to manage      Agreement.                                   Board noted that AIM does not serve as an
the process by which the Fund's proposed                                                  advisor to other mutual funds or other
management fees are negotiated to ensure     o The performance of the Fund relative to    clients with investment strategies
that they are negotiated in a manner which   comparable funds. The Board reviewed the     comparable to those of the Fund.
is at arms' length and reasonable. To that   performance of the Fund during the past
end, the Senior Officer must either          one and three calendar years against the     o Fees relative to those of comparable
supervise a competitive bidding process or   performance of funds advised by other        funds with other advisors. The Board
prepare an independent written evaluation.   advisors with investment strategies          reviewed the advisory fee rate for the
The Senior Officer has recommended an        comparable to those of the Fund. The Board   Fund under the Advisory Agreement. The
independent written evaluation in lieu of    noted that the Fund's performance in such    Board compared effective contractual
a competitive bidding process and, upon      periods was above the median performance     advisory fee rates at a common asset level
the direction of the Board, has prepared     of such comparable funds. Based on this      at the end of the past calendar year and
such an independent written evaluation.      review and after taking account of all of    noted that the Fund's rate was below the
Such written evaluation also considered      the other factors that the Board             median rate of the funds advised by other
certain of the factors discussed below. In   considered in determining whether to         advisors with investment strategies
addition, as discussed below, the Senior     continue the Advisory Agreement for the      comparable to those of the Fund that the
Officer made a recommendation to the Board   Fund, the Board concluded that no changes    Board reviewed. The Board noted that AIM
in connection with such written              should be made to the Fund and that it was   has agreed to limit the Fund's total
evaluation.                                  not necessary to change the Fund's           annual operating expenses, as discussed
                                             portfolio management team at this time.      below. Based on this review, the Board
   The discussion below serves as a          Although the independent written             concluded that the advisory fee rate for
summary of the Senior Officer's              evaluation of the Fund's Senior Officer      the Fund under the Advisory Agreement was
independent written evaluation and           (discussed below) only considered Fund       fair and reasonable.
recommendation to the Board in connection    performance through the most recent
therewith, as well as a discussion of the    calendar year, the Board also reviewed       o Expense limitations and fee waivers. The
material factors and the conclusions with    more recent Fund performance, which did      Board noted that AIM has contractually
respect thereto that formed the basis for    not change their conclusions.                agreed to waive fees and/or limit expenses
the Board's approval of the Advisory                                                      of the Fund through June 30, 2007 in an
Agreement. After consideration of all of     o The performance of the Fund relative to    amount necessary to limit total annual
the factors below and based on its           indices. The Board reviewed the              operating expenses to a specified
informed business judgment, the Board        performance of the Fund during the past      percentage of average daily net assets for
determined that the Advisory Agreement is    one and three calendar years against the     each class of the Fund. In addition, the
in the best interests of the Fund and its    performance of the Lipper Intermediate       Board noted that AIM has voluntarily
shareholders and that the compensation to    Investment Grade Index. The Board noted      agreed to waive fees and/or limit expenses
AIM under the Advisory Agreement is fair     that the Fund's performance was above the    of the Fund in an amount necessary to
and reasonable and would have been           performance of such Index for the one year   limit total annual operating expenses to a
obtained through arm's length                period and comparable to such Index for      specified percentage of average daily net
negotiations.                                the three year period. Based on this         assets for each class of the Fund that is
                                             review and after taking account of all of    lower than the contractual agreement. The
   Unless otherwise stated, information      the other factors that the Board             Board considered the contractual and
presented below is as of June 27, 2006 and   considered in determining whether to         voluntary nature of these fee
does not reflect any changes that may have   continue the Advisory Agreement for the      waivers/expense limitations and noted that
occurred since June 27, 2006, including      Fund, the Board concluded that no changes    the contractual agreement remains in
but not limited to changes to the Fund's     should be made to the Fund and that it was   effect through June 30, 2007 and the
performance, advisory fees, expense          not necessary to change the Fund's           voluntary agreement can be terminated at
limitations and/or fee waivers.                                                           any time by AIM without further notice to
                                                                                          investors.

                                                                                                                         (Continued)

AIM TOTAL RETURN BOND FUND

The Board considered the effect these fee    upon by the Board in this regard in lieu     o Other factors and current trends. The
waivers/expense limitations would have on    of a competitive bidding process. In         Board considered the steps that AIM and
the Fund's estimated expenses and            determining whether to continue the          its affiliates have taken over the last
concluded that the levels of fee             Advisory Agreement for the Fund, the Board   several years, and continue to take, in
waivers/expense limitations for the Fund     considered the Senior Officer's written      order to improve the quality and
were fair and reasonable.                    evaluation.                                  efficiency of the services they provide to
                                                                                          the Funds in the areas of investment
o Breakpoints and economies of scale. The    o Profitability of AIM and its affiliates.   performance, product line diversification,
Board reviewed the structure of the Fund's   The Board reviewed information concerning    distribution, fund operations, shareholder
advisory fee under the Advisory Agreement,   the profitability of AIM's (and its          services and compliance. The Board
noting that it includes two breakpoints.     affiliates') investment advisory and other   concluded that these steps taken by AIM
The Board reviewed the level of the Fund's   activities and its financial condition.      have improved, and are likely to continue
advisory fees, and noted that such fees,     The Board considered the overall             to improve, the quality and efficiency of
as a percentage of the Fund's net assets,    profitability of AIM, as well as the         the services AIM and its affiliates
would decrease as net assets increase        profitability of AIM in connection with      provide to the Fund in each of these
because the Advisory Agreement includes      managing the Fund. The Board noted that      areas, and support the Board's approval of
breakpoints. The Board noted that, due to    AIM's operations remain profitable,          the continuance of the Advisory Agreement
the Fund's asset levels at the end of the    although increased expenses in recent        for the Fund.
past calendar year and the way in which      years have reduced AIM's profitability.
the advisory fee breakpoints have been       Based on the review of the profitability
structured, the Fund has yet to benefit      of AIM's and its affiliates' investment
from the breakpoints. The Board concluded    advisory and other activities and its
that the Fund's fee levels under the         financial condition, the Board concluded
Advisory Agreement therefore would reflect   that the compensation to be paid by the
economies of scale at higher asset levels    Fund to AIM under its Advisory Agreement
and that it was not necessary to change      was not excessive.
the advisory fee breakpoints in the Fund's
advisory fee schedule.                       o Benefits of soft dollars to AIM. The
                                             Board considered the benefits realized by
o Investments in affiliated money market     AIM as a result of brokerage transactions
funds. The Board also took into account      executed through "soft dollar"
the fact that uninvested cash and cash       arrangements. Under these arrangements,
collateral from securities lending           brokerage commissions paid by the Fund
arrangements, if any (collectively, "cash    and/or other funds advised by AIM are used
balances") of the Fund may be invested in    to pay for research and execution
money market funds advised by AIM pursuant   services. This research may be used by AIM
to the terms of an SEC exemptive order.      in making investment decisions for the
The Board found that the Fund may realize    Fund. The Board concluded that such
certain benefits upon investing cash         arrangements were appropriate.
balances in AIM advised money market
funds, including a higher net return,        o AIM's financial soundness in light of
increased liquidity, increased               the Fund's needs. The Board considered
diversification or decreased transaction     whether AIM is financially sound and has
costs. The Board also found that the Fund    the resources necessary to perform its
will not receive reduced services if it      obligations under the Advisory Agreement,
invests its cash balances in such money      and concluded that AIM has the financial
market funds. The Board noted that, to the   resources necessary to fulfill its
extent the Fund invests uninvested cash in   obligations under the Advisory Agreement.
affiliated money market funds, AIM has
voluntarily agreed to waive a portion of     o Historical relationship between the Fund
the advisory fees it receives from the       and AIM. In determining whether to
Fund attributable to such investment. The    continue the Advisory Agreement for the
Board further determined that the proposed   Fund, the Board also considered the prior
securities lending program and related       relationship between AIM and the Fund, as
procedures with respect to the lending       well as the Board's knowledge of AIM's
Fund is in the best interests of the         operations, and concluded that it was
lending Fund and its respective              beneficial to maintain the current
shareholders. The Board therefore            relationship, in part, because of such
concluded that the investment of cash        knowledge. The Board also reviewed the
collateral received in connection with the   general nature of the non-investment
securities lending program in the money      advisory services currently performed by
market funds according to the procedures     AIM and its affiliates, such as
is in the best interests of the lending      administrative, transfer agency and
Fund and its respective shareholders.        distribution services, and the fees
                                             received by AIM and its affiliates for
o Independent written evaluation and         performing such services. In addition to
recommendations of the Fund's Senior         reviewing such services, the trustees also
Officer. The Board noted that, upon their    considered the organizational structure
direction, the Senior Officer of the Fund,   employed by AIM and its affiliates to
who is independent of AIM and AIM's          provide those services. Based on the
affiliates, had prepared an independent      review of these and other factors, the
written evaluation in order to assist the    Board concluded that AIM and its
Board in determining the reasonableness of   affiliates were qualified to continue to
the proposed management fees of the AIM      provide non-investment advisory services
Funds, including the Fund. The Board noted   to the Fund, including administrative,
that the Senior Officer's written            transfer agency and distribution services,
evaluation had been relied                   and that AIM and its affiliates currently
                                             are providing satisfactory non-investment
                                             advisory services.

Supplement to Semiannual Report dated 1/31/07

AIM TOTAL RETURN BOND FUND

INSTITUTIONAL CLASS SHARES                                                                   INSTITUTIONAL CLASS SHARES HAVE NO
                                             ==========================================   SALES CHARGE; THEREFORE, PERFORMANCE IS AT
The following information has been           AVERAGE ANNUAL TOTAL RETURNS                 NAV. PERFORMANCE OF INSTITUTIONAL CLASS
prepared to provide Institutional Class                                                   SHARES WILL DIFFER FROM PERFORMANCE OF
shareholders with a performance overview     For periods ended 1/31/07                    OTHER SHARE CLASSES PRIMARILY DUE TO
specific to their holdings. Institutional                                                 DIFFERING SALES CHARGES AND CLASS
Class shares are offered exclusively to      Inception                            5.05%   EXPENSES.
institutional investors, including defined   5 Years                              4.94
contribution plans that meet certain         1 Year                               4.37       PLEASE NOTE THAT PAST PERFORMANCE IS
criteria.                                    6 Months*                            3.53    NOT INDICATIVE OF FUTURE RESULTS. MORE
                                                                                          RECENT RETURNS MAY BE MORE OR LESS THAN
                                             AVERAGE ANNUAL TOTAL RETURNS                 THOSE SHOWN. ALL RETURNS ASSUME
                                                                                          REINVESTMENT OF DISTRIBUTIONS AT NAV.
                                             For periods ended 12/31/06, most recent      INVESTMENT RETURN AND PRINCIPAL VALUE WILL
                                             calendar quarter-end                         FLUCTUATE SO YOUR SHARES, WHEN REDEEMED,
                                                                                          MAY BE WORTH MORE OR LESS THAN THEIR
                                             Inception                            5.13%   ORIGINAL COST. SEE FULL REPORT FOR
                                             5 Years                              5.13    INFORMATION ON COMPARATIVE BENCHMARKS.
                                             1 Year                               4.40    PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             6 Months*                            4.85    MORE INFORMATION. FOR THE MOST CURRENT
                                                                                          MONTH-END PERFORMANCE, PLEASE CALL
                                             * Cumulative total return that has not       800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             been annualized
                                             ==========================================      HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                          REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             INSTITUTIONAL CLASS SHARES' INCEPTION DATE   HAVE BEEN LOWER.
                                             IS APRIL 30, 2004. RETURNS SINCE THAT DATE
                                             ARE HISTORICAL RETURNS. ALL OTHER RETURNS
                                             ARE BLENDED RETURNS OF HISTORICAL
                                             INSTITUTIONAL CLASS SHARE PERFORMANCE AND
                                             RESTATED CLASS A SHARE PERFORMANCE (FOR
                                             PERIODS PRIOR TO THE INCEPTION DATE OF
                                             INSTITUTIONAL CLASS SHARES) AT NET ASSET
                                             VALUE (NAV) AND REFLECT THE HIGHER RULE
                                             12B-1 FEES APPLICABLE TO CLASS A SHARES.
                                             CLASS A SHARES' INCEPTION DATE IS DECEMBER
                                             31, 2001.
==========================================
NASDAQ SYMBOL                        TBRIX
==========================================

Over for information on your Fund's expenses.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMinvestments.com               TRB-INS-2              A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --Registered Trademark--

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value        The hypothetical account values and
                                             by $1,000 (for example, an $8,600 account    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value divided by $1,000 = 8.6), then         actual ending account balance or expenses
ongoing costs, including management fees     multiply the result by the number in the     you paid for the period. You may use this
and other Fund expenses. This example is     table under the heading entitled "Actual     information to compare the ongoing costs
intended to help you understand your         Expenses Paid During Period" to estimate     of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   the expenses you paid on your account        To do so, compare this 5% hypothetical
the Fund and to compare these costs with     during this period.                          example with the 5% hypothetical examples
ongoing costs of investing in other mutual                                                that appear in the shareholder reports of
funds. The example is based on an            HYPOTHETICAL EXAMPLE FOR COMPARISON          the other funds
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown in
entire period August 1, 2006, through        The table below also provides information    the table are meant to highlight your
January 31, 2007.                            about hypothetical account values and        ongoing costs only. Therefore, the
                                             hypothetical expenses based on the Fund's    hypothetical information is useful in
ACTUAL EXPENSES                              actual expense ratio and an assumed rate     comparing ongoing costs only, and will not
                                             of return of 5% per year before expenses,    help you determine the relative total
The table below provides information about   which is not the Fund's actual return. The   costs of owning different funds.
actual account values and actual expenses.   Fund's actual cumulative total return
You may use the information in this table,   after expenses for the six months ended
together with the amount you invested, to    January 31, 2007, appears in the table on
estimate the expenses that you paid over     the front of this supplement.
the

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING               ENDING               EXPENSES         ENDING             EXPENSES        ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS              (8/1/06)            (1/31/07)(1)            PERIOD(2)      (1/31/07)            PERIOD(2)         RATIO

Institutional      $1,000.00              $1,035.30               $3.49        $1,021.78              $3.47           0.68%

(1) The actual ending account value is based on the actual total return of the Fund for the period August 1, 2006, through January
    31, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2007, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIMinvestments.com               TRB-INS-2              A I M Distributors, Inc.

AIM Total Return Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2007
(Unaudited)

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------
BONDS & NOTES-85.03%

AEROSPACE & DEFENSE-1.14%

Precision Castparts Corp., Unsec. Notes,
  6.75%, 12/15/07(a)                           $ 2,570,000       $  2,593,618
=============================================================================
Systems 2001 Asset Trust LLC (United
  Kingdom)- Series 2001, Class G, Pass
  Through Ctfs., (INS-MBIA Insurance Corp.)
  6.66%, 09/15/13 (Acquired
  02/09/05-10/27/05; Cost
  $1,279,896)(a)(b)(c)                           1,178,689          1,228,683
=============================================================================
                                                                    3,822,301
=============================================================================

AGRICULTURAL PRODUCTS-1.76%

Corn Products International Inc.,
  Sr. Unsec. Notes,
    8.25%, 07/15/07(a)                           3,760,000          3,802,187
-----------------------------------------------------------------------------
    8.45%, 08/15/09(a)                           2,000,000          2,123,000
=============================================================================
                                                                    5,925,187
=============================================================================

APPAREL RETAIL-0.25%

Gap Inc. (The), Unsec. Notes, 6.90%,
  09/15/07(a)                                      850,000            851,377
=============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.20%

Bank of New York Co. Inc. (The), Sr. Unsec.
  Sub. Notes, 4.25%, 09/04/12(a)                   355,000            352,590
-----------------------------------------------------------------------------
Bank of New York Institutional Capital Trust-
  Series A, Trust Pfd. Bonds, 7.78%, 12/01/26
  (Acquired 06/12/03; Cost $238,542)(a)(b)         200,000            208,542
-----------------------------------------------------------------------------
GAMCO Investors, Inc., Sr. Unsec. Unsub.
  Notes, 5.22%, 02/17/07(a)                        725,000            724,855
-----------------------------------------------------------------------------
Mellon Capital II-Series B, Jr. Gtd. Sub.
  Trust Pfd. Bonds, 8.00%, 01/15/27(a)           2,170,000          2,265,719
-----------------------------------------------------------------------------
Nuveen Investments, Inc., Sr. Unsec. Sub.
  Notes, 5.50%, 09/15/15(a)                        485,000            470,464
=============================================================================
                                                                    4,022,170
=============================================================================

AUTOMOBILE MANUFACTURERS-1.17%

DaimlerChrysler North America Holding Corp.,
  Gtd. Floating Rate Global Notes,
  5.60%, 03/07/07(a)(d)                          1,110,000          1,110,175
-----------------------------------------------------------------------------
  Notes, 4.13%, 03/07/07(a)                      2,600,000          2,597,218
-----------------------------------------------------------------------------
  Series D, Gtd. Floating Rate Medium Term
  Notes, 5.83%, 09/10/07(a)(d)                     220,000            220,498
=============================================================================
                                                                    3,927,891
=============================================================================

BROADCASTING & CABLE TV-5.35%

CBS Corp., Sr. Unsec. Gtd. Global Notes,
  5.63%, 05/01/07(a)                             4,130,000          4,131,074
-----------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr.
  Unsec. Notes, 3.13%, 02/01/07(a)               1,389,000          1,389,014
-----------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------
BROADCASTING & CABLE TV-(CONTINUED)

Comcast Cable Communications Holdings Inc.,
  Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(a)                           $ 1,600,000       $  2,089,808
-----------------------------------------------------------------------------
  Unsec. Unsub. Global Notes,
  8.38%, 05/01/07(a)                               950,000            956,555
-----------------------------------------------------------------------------
Comcast Corp., Sr. Sub. Deb., 10.63%,
  07/15/12(a)                                    1,650,000          1,993,282
-----------------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 10/03/05-11/13/06; Cost
  $6,576,998)(a)(b)                              6,420,000          6,423,724
-----------------------------------------------------------------------------
Hearst-Argyle Television Inc., Sr. Unsec.
  Unsub. Notes, 7.00%, 11/15/07(a)                 980,000            988,604
=============================================================================
                                                                   17,972,061
=============================================================================

BUILDING PRODUCTS-0.23%

Masco Corp., Unsec. Notes, 4.63%, 08/15/07(a)      780,000            776,521
=============================================================================

CASINOS & GAMING-0.97%

Harrah's Operating Co., Inc., Sr. Unsec. Gtd.
  Global Notes, 7.13%, 06/01/07(a)               3,224,000          3,257,046
=============================================================================

COMMODITY CHEMICALS-0.31%

Chevron Phillips Chemical Co. LLC, Sr. Unsec.
  Global Notes, 5.38%, 06/15/07(a)               1,030,000          1,029,660
=============================================================================

CONSUMER FINANCE-1.75%

Capital One Capital I, Sub. Floating Rate
  Trust Pfd. Bonds, 6.92%, 02/01/27 (Acquired
  09/15/04-04/12/06; Cost
  $2,587,792)(a)(b)(d)                           2,560,000          2,581,479
-----------------------------------------------------------------------------
Capital One Capital VI, Sub. First Tier, Gtd.
  Global Bonds, 6.75%, 02/17/37(a)                 685,000            689,644
-----------------------------------------------------------------------------
Ford Motor Credit Co., Sr. Unsec. Notes,
  4.95%, 01/15/08(a)                             2,440,000          2,418,918
-----------------------------------------------------------------------------
MBNA Capital-Series A, Gtd. Trust Pfd. Notes,
  8.28%, 12/01/26(a)                               170,000            177,774
=============================================================================
                                                                    5,867,815
=============================================================================

DEPARTMENT STORES-1.24%

JC Penney Corp., Inc., Unsec. Deb., 8.13%,
  04/01/27(a)                                    3,845,000          3,928,437
-----------------------------------------------------------------------------
May Department Stores Co. (The), Global
  Notes, 3.95%, 07/15/07(a)                        255,000            253,276
=============================================================================
                                                                    4,181,713
=============================================================================

DIVERSIFIED BANKS-6.62%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29 (Acquired 04/22/05;
  Cost $939,015)(a)(b)                  HKD        750,000            903,300
-----------------------------------------------------------------------------
BankAmerica Institutional-Series A, Gtd.
  Trust Pfd. Bonds, 8.07%, 12/31/26 (Acquired
  09/26/06-01/29/07; Cost $1,857,753)(a)(b)      1,780,000          1,858,890
-----------------------------------------------------------------------------

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

BankAmerica Institutional Capital-Series B,
  Gtd. Trust Pfd. Bonds, 7.70%, 12/31/26
  (Acquired 12/12/06; Cost $831,520)(a)(b)(e)  $   800,000       $    833,192
-----------------------------------------------------------------------------
BankBoston Capital Trust II-Series B, Gtd.
  Trust Pfd. Bonds, 7.75%, 12/15/26(a)           3,520,000          3,669,494
-----------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Floating
  Rate Global Notes, 4.59%, 08/08/07
  (Acquired 04/06/06; Cost $696,367)(a)(b)(d)      700,000            700,245
-----------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.85%, 06/01/27 (Acquired 05/22/03;
  Cost $379,629)(a)(b)                             300,000            316,398
-----------------------------------------------------------------------------
First Empire Capital Trust I, Gtd. Trust Pfd.
  Notes, 8.23%, 02/01/27(a)                        195,000            203,886
-----------------------------------------------------------------------------
First Union Institutional Capital I, Gtd.
  Trust Pfd. Bonds, 8.04%, 12/01/26(a)           1,200,000          1,252,656
-----------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
  Unsec. Sub. Floating Rate Euro Notes,
  5.63%(a)(d)(f)                                   300,000            264,060
-----------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Gtd. Sub. Second Tier Euro Bonds,
  8.38%(a)(f)                                    1,335,000          1,404,723
-----------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 5.63%, 08/29/87(a)(d)             70,000             57,286
-----------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 5.69%(a)(d)(f)                  100,000             86,483
-----------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Sub. Deb.,
  8.25%, 11/01/24(a)                               205,000            252,279
-----------------------------------------------------------------------------
RBS Capital Trust III, Sub. Trust Pfd. Global
  Notes, 5.51%(a)(f)                               330,000            325,703
-----------------------------------------------------------------------------
Republic New York Corp., Gtd. Trust Pfd.
  Bonds, 7.53%, 12/04/26(a)                        650,000            676,552
-----------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Japan), Sub.
  Second Tier Euro Notes, 8.15%(a)(f)            1,700,000          1,755,765
-----------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden), Unsec.
  Sub. Notes, 7.13% (Acquired
  07/26/06-01/19/07; Cost
  $6,594,910)(a)(b)(f)                           6,560,000          6,595,227
-----------------------------------------------------------------------------
VTB Capital S.A. (Russia), Sr. Floating Rate
  Notes, 6.12%, 09/21/07 (Acquired 12/14/05;
  Cost $1,090,000)(a)(b)(d)                      1,090,000          1,093,134
=============================================================================
                                                                   22,249,273
=============================================================================

DIVERSIFIED CHEMICALS-0.46%

Bayer Corp., Bonds, 6.20%, 02/15/08 (Acquired
  08/01/06-01/16/07; Cost $1,001,894)(a)(b)        995,000          1,003,637
-----------------------------------------------------------------------------
Hercules Inc., Unsec. Putable Deb., 6.60%,
  08/01/07(a)                                      540,000            539,568
=============================================================================
                                                                    1,543,205
=============================================================================

DIVERSIFIED METALS & MINING-0.28%

Reynolds Metals Co., Medium Term Notes,
  7.00%, 05/15/09(a)                               909,000            923,989
=============================================================================

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

ELECTRIC UTILITIES-0.44%

DPL Inc., Sr. Unsec. Notes, 8.25%,
  03/01/07(a)                                  $   605,000       $    605,060
-----------------------------------------------------------------------------
Portland General Electric Co.-Series 4, Sec.
  First Mortgage Medium Term Notes, 7.15%,
  06/15/07(a)                                      300,000            301,254
-----------------------------------------------------------------------------
PP&L Capital Funding Inc.-Series D, Unsec.
  Gtd. Medium Term Notes, 8.38%, 06/15/07(a)       575,000            580,808
=============================================================================
                                                                    1,487,122
=============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.41%

Thomas & Betts Corp., Medium Term Notes,
  6.63%, 05/07/08(a)                             1,350,000          1,365,862
=============================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.55%

Potash Corp. of Saskatchewan Inc. (Canada),
  Unsec. Unsub. Yankee Notes, 7.13%,
  06/15/07(a)                                    1,840,000          1,848,409
=============================================================================

FOOD RETAIL-1.92%

Safeway Inc., Sr. Unsec. Notes, 4.80%,
  07/16/07(a)                                    6,475,000          6,453,827
=============================================================================

FOREST PRODUCTS-1.48%

Weyerhaeuser Co., Unsec. Unsub. Global Notes,
  6.13%, 03/15/07(a)                             4,984,000          4,987,588
=============================================================================

GAS UTILITIES-0.21%

CenterPoint Energy Resources Corp., Unsec.
  Deb., 6.50%, 02/01/08(a)                         700,000            706,573
=============================================================================

GOLD-0.27%

Barrick Gold Finance Co. (Canada), Unsec.
  Gtd. Yankee Deb, 7.50%, 05/01/07(a)              305,000            306,330
-----------------------------------------------------------------------------
Newmont Gold Corp.-Series A1, Pass Through
  Ctfs., 8.91%, 01/05/09(a)                        564,726            585,479
=============================================================================
                                                                      891,809
=============================================================================

HOME IMPROVEMENT RETAIL-0.27%

Sherwin-Williams Co. (The), Sr. Notes, 6.85%,
  02/01/07(a)                                      900,000            899,865
=============================================================================

HOMEBUILDING-0.30%

Centex Corp.-Series E, Sr. Floating Rate
  Medium Term Notes, 5.62%, 08/01/07(a)(d)         220,000            220,161
-----------------------------------------------------------------------------
D.R. Horton, Inc., Sr. Unsec. Gtd. Notes,
  7.50%, 12/01/07(a)                               775,000            786,780
=============================================================================
                                                                    1,006,941
=============================================================================

HOTELS, RESORTS & CRUISE LINES-2.08%

Carnival PLC (United Kingdom), Global Notes,
  7.30%, 06/01/07(a)                               360,000            362,084
-----------------------------------------------------------------------------
Hyatt Equities LLC, Notes, 6.88%, 06/15/07
  (Acquired 01/09/07; Cost $1,315,895)(a)(b)     1,310,000          1,314,546
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
  Sr. Gtd. Global Notes, 7.38%, 05/01/07(a)      5,295,000          5,308,238
=============================================================================
                                                                    6,984,868
=============================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

HOUSEWARES & SPECIALTIES-0.75%

Newell Rubbermaid Inc.,
  Unsec. Notes, 6.00%, 03/15/07(a)             $ 2,000,000       $  2,000,840
-----------------------------------------------------------------------------
  Series A, Unsec. Unsub. Putable Medium Term
  Notes, 6.35%, 07/15/08(a)                        500,000            505,745
=============================================================================
                                                                    2,506,585
=============================================================================

INDUSTRIAL CONGLOMERATES-0.39%

Hutchison Whampoa Finance CI Ltd. (Cayman
  Islands)-Series A, Sr. Unsec. Gtd. Unsub.
  Notes, 6.95%, 08/01/07 (Acquired 01/09/07;
  Cost $302,139)(a)(b)                             300,000            302,049
-----------------------------------------------------------------------------
Tyco International Group S.A. Participation
  Certificate Trust, Unsec. Notes, 4.44%,
  06/15/07 (Acquired 10/26/06-12/15/06; Cost
  $1,012,558)(a)(b)                              1,020,000          1,015,216
=============================================================================
                                                                    1,317,265
=============================================================================

INDUSTRIAL REIT'S-0.01%

First Industrial L.P., Unsec. Notes, 7.60%,
  05/15/07(a)                                       20,000             20,111
=============================================================================

INSURANCE BROKERS-1.23%

Marsh & McLennan Cos., Inc., Sr. Unsec.
  Global Notes, 5.38%, 03/15/07(a)               4,140,000          4,139,876
=============================================================================

INTEGRATED OIL & GAS-1.02%

ConocoPhillips, Unsec. Deb., 7.13%,
  03/15/28(a)                                      115,000            118,875
-----------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
  08/15/28(a)                                    3,025,000          3,176,250
-----------------------------------------------------------------------------
Occidental Petroleum Corp., Notes, 4.00%,
  11/30/07(a)                                      120,000            118,577
=============================================================================
                                                                    3,413,702
=============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-5.46%

AT&T Corp.,
  Notes,
  4.21%, 06/05/21 (Acquired 09/29/06; Cost
  $198,078)(a)(b)                                  200,000            199,642
-----------------------------------------------------------------------------
  Unsec. Notes, 7.75%, 03/01/07(a)                 140,000            140,237
-----------------------------------------------------------------------------
Central Telephone Co.-Series 2, Sec. First
  Mortgage Medium Term Notes, 7.04%,
  09/21/07(a)                                    1,985,000          2,002,468
-----------------------------------------------------------------------------
Southwestern Bell Telephone Co., Unsec.
  Notes, 6.38%, 11/15/07(a)                        102,000            102,604
-----------------------------------------------------------------------------
TCI Communications Financing III, Gtd. Trust
  Pfd. Bonds, 9.65%, 03/31/27(a)                 6,450,000          6,802,299
-----------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 7.50%,
  06/01/07(a)                                    5,383,000          5,416,482
-----------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
  7.90%, 02/01/27(a)                             1,400,000          1,458,632
-----------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon New York Inc., Unsec. Deb., 7.00%,
  12/01/33(a)                                  $   670,000       $    688,599
-----------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Unsec. Global
  Deb., 4.63%, 03/15/13(a)                       1,616,000          1,524,373
=============================================================================
                                                                   18,335,336
=============================================================================

INTERNET RETAIL-0.26%

Expedia, Inc., Putable Bonds, 7.46%, 08/15/13
  (Acquired 08/16/06; Cost $835,000)(a)(b)         835,000            864,167
=============================================================================

INVESTMENT BANKING & BROKERAGE-0.48%

Jefferies Group, Inc.-Series B, Sr. Unsec.
  Notes, 7.50%, 08/15/07(a)                      1,105,000          1,115,752
-----------------------------------------------------------------------------
Merrill Lynch & Co. Inc. Series C, Floating
  Rate Medium Term Notes, 5.69%,
  07/21/09(a)(d)                                   500,000            500,889
=============================================================================
                                                                    1,616,641
=============================================================================

LIFE & HEALTH INSURANCE-2.07%

Nationwide Life Global Funding I, Floating
  Rate Notes, 5.46%, 05/15/07 (Acquired
  12/20/06; Cost $149,934)(a)(b)(d)                150,000            150,064
-----------------------------------------------------------------------------
Prudential Holdings, LLC-Series B, Bonds,
  (INS-Financial Security Assurance Inc.)
  7.25%, 12/18/23 (Acquired
  01/22/04-02/17/06; Cost
  $2,964,709)(a)(b)(c)                           2,510,000          2,883,739
-----------------------------------------------------------------------------
Sun Life Canada (U.S.) Capital Trust, Gtd.
  Trust Pfd. Notes, 8.53% (Acquired
  02/13/06-11/15/06; Cost
  $3,974,451)(a)(b)(f)                           3,740,000          3,930,328
=============================================================================
                                                                    6,964,131
=============================================================================

MANAGED HEALTH CARE-0.15%

Cigna Corp., Unsec. Notes, 7.40%, 05/15/07(a)      490,000            492,528
=============================================================================

METAL & GLASS CONTAINERS-0.06%

Pactiv Corp., Unsec. Notes, 8.00%,
  04/15/07(a)                                      215,000            215,912
=============================================================================

MORTGAGE REIT'S-0.12%

iStar Financial Inc.-Series B, Sr. Floating
  Rate Global Notes, 6.61%, 03/12/07(a)(d)         400,000            400,484
=============================================================================

MOVIES & ENTERTAINMENT-2.35%

News America Inc., Sr. Global Notes, 6.63%,
  01/09/08(a)                                      617,000            623,676
-----------------------------------------------------------------------------
Time Warner Cos., Inc.,
  Notes, 8.18%, 08/15/07(a)                      2,065,000          2,093,806
-----------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23(a)                1,400,000          1,747,564
-----------------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Global
  Notes, 6.15%, 05/01/07(a)                      3,413,000          3,418,734
=============================================================================
                                                                    7,883,780
=============================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

MULTI-LINE INSURANCE-1.39%

Liberty Mutual Insurance Co., Notes, 8.20%,
  05/04/07 (Acquired 03/21/06-11/14/06; Cost
  $3,609,415)(a)(b)                            $ 3,530,000       $  3,552,698
-----------------------------------------------------------------------------
Unitrin Inc., Sr. Unsec. Notes, 5.75%,
  07/01/07(a)                                    1,121,000          1,121,426
=============================================================================
                                                                    4,674,124
=============================================================================

MULTI-UTILITIES-3.37%

Ameren Corp., Bonds, 4.26%, 05/15/07(a)          3,905,000          3,891,410
-----------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec. Gtd.
  Trust Pfd. Bonds, 7.83%, 12/01/27(a)           1,430,000          1,496,080
-----------------------------------------------------------------------------
Duke Energy Indiana, Inc., Unsec. Deb.,
  7.85%, 10/15/07(a)                               370,000            375,876
-----------------------------------------------------------------------------
Sempra Energy, Sr. Notes, 4.62%, 05/17/07(a)       420,000            419,156
-----------------------------------------------------------------------------
Tampa Electric Co., Unsec. Unsub. Notes,
  5.38%, 08/15/07(a)                             2,350,000          2,349,060
-----------------------------------------------------------------------------
TE Products Pipeline Co., Sr. Unsec. Notes,
  6.45%, 01/15/08(a)                               300,000            299,367
-----------------------------------------------------------------------------
Virginia Electric and Power Co.-Series A, Sr.
  Unsec. Unsub. Notes, 5.38%, 02/01/07(a)        2,495,000          2,494,626
=============================================================================
                                                                   11,325,575
=============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.29%

Ocean Energy Inc., Sr. Unsec. Gtd. Notes,
  4.38%, 10/01/07(a)                               398,000            395,146
-----------------------------------------------------------------------------
Pemex Project Funding Master Trust,
  Unsec. Gtd. Unsub. Global Notes,
    5.75%, 12/15/15(a)                           1,335,000          1,298,688
-----------------------------------------------------------------------------
    8.63%, 02/01/22(a)                           1,075,000          1,303,491
-----------------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07(a)                  250,000            251,078
-----------------------------------------------------------------------------
Varco International Inc., Sr. Unsec. Gtd.
  Notes, 7.50%, 02/15/08(a)                      1,080,000          1,098,792
=============================================================================
                                                                    4,347,195
=============================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.83%

Enterprise Products Operating LP-Series B,
  Sr. Unsec. Gtd. Unsub. Global Notes, 4.00%,
  10/15/07(a)                                    2,828,000          2,799,692
=============================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-10.83%

BankAmerica Capital II-Series 2, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Notes, 8.00%,
  12/15/26(a)                                      819,000            854,700
-----------------------------------------------------------------------------
BankAmerica Capital III, Gtd. Floating Rate
  Trust Pfd. Notes, 5.93%, 01/15/27(a)(d)        1,450,000          1,423,958
-----------------------------------------------------------------------------
BankBoston Capital Trust IV-Series B, Trust
  Pfd. Gtd. Bonds, 8.25%, 12/15/26(a)              500,000            522,665
-----------------------------------------------------------------------------
Barnett Capital II, Gtd. Trust Pfd. Bonds,
  7.95%, 12/01/26(a)                             1,210,000          1,262,756
-----------------------------------------------------------------------------
General Electric Capital Corp., Unsec.
  Floating Rate Putable Deb., 5.13%,
  09/01/07(a)(d)                                 1,115,000          1,109,127
-----------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

JPM Capital Trust I, Gtd. Trust Pfd. Notes,
  7.54%, 01/15/27(a)                           $ 5,314,000       $  5,533,947
-----------------------------------------------------------------------------
Mantis Reef Ltd. (Australia), Notes, 4.69%,
  11/14/08 (Acquired 08/11/06-08/31/06; Cost
  $2,106,699)(a)(b)                              2,150,000          2,105,904
-----------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Sub.
  Bonds, 9.87% (Acquired 06/16/04-12/19/06;
  Cost $3,896,520)(a)(b)(f)                      3,525,000          3,725,114
-----------------------------------------------------------------------------
NB Capital Trust II, Gtd. Sub. Trust Pfd.
  Notes, 7.83%, 12/15/26(a)                      1,377,000          1,436,115
-----------------------------------------------------------------------------
NB Capital Trust IV, Gtd. Trust Pfd. Bonds,
  8.25%, 04/15/27(a)                             5,210,000          5,445,492
-----------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico),
  Sr. Unsec. Global Notes, 8.02%, 05/15/07(a)      465,833            467,697
-----------------------------------------------------------------------------
  Series 1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(a)                             2,563,000          2,672,338
-----------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes,
  9.25%, 03/15/30 (Acquired
  01/10/03-02/02/06; Cost $1,645,840)(a)(b)      1,433,333          1,616,298
-----------------------------------------------------------------------------
  Class A-1a, Sr. Floating Rate Notes,
  5.69%, 01/25/36 (Acquired 03/21/05; Cost
  $467,720)(a)(b)(d)(e)                            467,720            454,446
-----------------------------------------------------------------------------
Residential Capital LLC,
  Sr. Unsec. Floating Rate Global Notes,
  6.74%, 06/29/07(a)(d)                          1,880,000          1,888,317
-----------------------------------------------------------------------------
  Sr. Unsec. Gtd. Floating Rate Notes,
  5.85%, 06/09/08(a)(d)                          1,700,000          1,697,879
-----------------------------------------------------------------------------
St. George Funding Co. LLC (Australia),
  Bonds, 8.49% (Acquired 10/20/06; Cost
  $354,095)(a)(b)(f)                               335,000            353,140
-----------------------------------------------------------------------------
Textron Financial Corp.-Series E, Floating
  Rate Medium Term Notes, 6.94%,
  12/01/07(a)(d)                                   650,000            655,824
-----------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 6.32% (Acquired
  12/07/04-10/03/06; Cost
  $1,294,600)(a)(b)(d)(f)                        1,300,000          1,304,564
-----------------------------------------------------------------------------
Two-Rock Pass Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 6.32%
  (Acquired 11/10/06; Cost
  $971,145)(a)(b)(d)(f)                            970,000            955,605
-----------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub.
  Second Tier Euro Bonds, 8.75%(a)(f)              400,000            420,433
-----------------------------------------------------------------------------
Windsor Financing LLC, Sr. Gtd. Notes, 5.88%,
  07/15/17 (Acquired 02/07/06; Cost
  $464,133)(a)(b)                                  464,133            454,757
=============================================================================
                                                                   36,361,076
=============================================================================

PACKAGED FOODS & MEATS-0.03%

General Mills, Inc., Global Notes, 5.13%,
  02/15/07(a)                                      111,000            110,980
=============================================================================

PAPER PRODUCTS-0.46%

Union Camp Corp., Notes, 6.50%, 11/15/07(a)      1,540,000          1,551,843
=============================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-4.50%

ACE Ltd., Sr. Unsec. Yankee Notes, 6.00%,
  04/01/07(a)                                  $   870,000       $    869,400
-----------------------------------------------------------------------------
CNA Financial Corp., Sr. Unsec. Notes, 6.45%,
  01/15/08(a)                                    3,955,000          3,985,809
-----------------------------------------------------------------------------
First American Capital Trust I, Gtd. Trust
  Pfd. Notes, 8.50%, 04/15/12(a)                 2,445,000          2,579,059
-----------------------------------------------------------------------------
North Front Pass-Through Trust, Pass Through
  Ctfs., 5.81%, 12/15/24 (Acquired 12/08/04;
  Cost $900,000)(a)(b)                             900,000            889,299
-----------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda), Unsec.
  Sub. Deb., 8.00%, 09/15/34 (Acquired
  04/29/05-01/05/07; Cost $2,279,875)(a)(b)      2,197,000          2,162,969
-----------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (Acquired
  06/15/06; Cost $4,100,000)(a)(b)(f)            4,100,000          4,295,447
-----------------------------------------------------------------------------
Safeco Corp., Unsec. Notes, 6.88%,
  07/15/07(a)                                      320,000            321,968
=============================================================================
                                                                   15,103,951
=============================================================================

PUBLISHING-1.29%

Belo Corp., Sr. Unsec. Unsub. Notes, 7.13%,
  06/01/07(a)                                    1,546,000          1,554,642
-----------------------------------------------------------------------------
New York Times Co., Medium Term Notes, 4.63%,
  06/25/07(a)                                    2,800,000          2,789,416
=============================================================================
                                                                    4,344,058
=============================================================================

RAILROADS-0.26%

CSX Corp., Sr. Unsec. Deb., 7.45%,
  05/01/07(a)                                      750,000            753,630
-----------------------------------------------------------------------------
Norfolk Southern Corp., Sr. Notes, 7.35%,
  05/15/07(a)                                      133,000            133,688
=============================================================================
                                                                      887,318
=============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.38%

Realogy Corp.,
  Sr. Floating Rate Notes,
  6.06%, 10/20/09 (Acquired 10/13/06; Cost
  $295,000)(a)(b)(d)                               295,000            294,074
-----------------------------------------------------------------------------
  Sr. Notes,
  6.50%, 10/15/16 (Acquired
  10/13/06-10/16/06; Cost $986,069)(a)(b)          985,000            974,599
=============================================================================
                                                                    1,268,673
=============================================================================

REGIONAL BANKS-4.23%

Allfirst Financial Inc., Jr. Unsec. Sub.
  Notes, 7.20%, 07/01/07(a)                        778,000            783,609
-----------------------------------------------------------------------------
Cullen/Frost Capital Trust I, Unsec. Sub.
  Floating Rate Notes, 6.92%, 03/01/34(a)(d)       925,000            945,553
-----------------------------------------------------------------------------
Fifth Third Capital Trust I-Series A, Gtd.
  Trust Pfd. Notes, 8.14%, 03/15/27(a)             350,000            365,904
-----------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes,
  5.25%, 03/31/08(a)                               890,000            887,108
-----------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Trust
  Pfd. Bonds, 5.94%, 06/01/28(a)(d)                125,000            120,794
-----------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------
REGIONAL BANKS-(CONTINUED)

Popular North America Inc.,
  Series F, Floating Rate Medium Term Notes,
  5.71%, 12/12/07(a)                           $   725,000       $    726,447
-----------------------------------------------------------------------------
  Medium Term Notes, 5.20%, 12/12/07(a)          2,060,000          2,046,177
-----------------------------------------------------------------------------
Summit Capital Trust I-Series B, Gtd. Trust
  Pfd. Bonds, 8.40%, 03/15/27(a)                 3,300,000          3,455,364
-----------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(a)                                      125,000            122,604
-----------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub. Deb.,
  9.63%, 05/15/12(a)                             4,286,000          4,753,260
=============================================================================
                                                                   14,206,820
=============================================================================

REINSURANCE-0.42%

Stingray Pass-Through Trust, Pass Through
  Ctfs., 5.90%, 01/12/15 (Acquired
  01/07/05-11/03/05; Cost $1,466,120)(a)(b)      1,500,000          1,409,985
=============================================================================

RETAIL REIT'S-1.32%

Developers Diversified Realty Corp., Sr.
  Medium Term Notes, 7.00%, 03/19/07(a)          1,580,000          1,582,939
-----------------------------------------------------------------------------
JDN Realty Corp., Unsec. Sub. Notes, 6.95%,
  08/01/07(a)                                    1,910,000          1,923,236
-----------------------------------------------------------------------------
National Retail Properties Inc., Sr. Unsec.
  Notes, 7.13%, 03/15/08(a)                        900,000            914,463
=============================================================================
                                                                    4,420,638
=============================================================================

SOVEREIGN DEBT-0.10%

Russian Federation (Russia)-REGS, Unsec.
  Unsub. Euro Bonds, 10.00%, 06/26/07
  (Acquired 05/14/04-05/18/04; Cost
  $388,744)(a)(b)                                  345,000            351,727
=============================================================================

SPECIALIZED CONSUMER SERVICES-0.85%

Block Financial Corp., Sr. Unsec. Gtd. Unsub.
  Notes, 8.50%, 04/15/07(a)                      2,835,000          2,849,912
=============================================================================

SPECIALIZED REIT'S-1.76%

Health Care Property Investors, Inc.,
  Floating Rate Medium Term Notes,
  5.81%, 09/15/08(a)(d)                          1,550,000          1,554,301
-----------------------------------------------------------------------------
  Notes, 5.63%, 05/01/17(a)                        270,000            257,988
-----------------------------------------------------------------------------
  Sr. Medium Term Notes, 6.30%, 09/15/16(a)        870,000            883,154
-----------------------------------------------------------------------------
Health Care REIT, Inc.,
  Sr. Notes, 5.88%, 05/15/15(a)                    830,000            816,961
-----------------------------------------------------------------------------
  Sr. Unsec. Notes,
    7.50%, 08/15/07(a)                           1,300,000          1,312,961
-----------------------------------------------------------------------------
    7.63%, 03/15/08(a)                           1,070,000          1,092,406
=============================================================================
                                                                    5,917,771
=============================================================================

SPECIALTY CHEMICALS-0.64%

ICI Wilmington Inc., Gtd. Notes, 7.05%,
  09/15/07(a)                                    2,129,000          2,138,879
=============================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

STEEL-0.29%

Commercial Metals Co., Unsec. Unsub. Notes,
  6.80%, 08/01/07(a)                           $   980,000       $    985,625
=============================================================================

THRIFTS & MORTGAGE FINANCE-1.39%

Countrywide Home Loans, Inc.-Series K, Gtd.
  Medium Term Global Notes, 5.50%,
  02/01/07(a)                                       89,000             88,987
-----------------------------------------------------------------------------
Dime Capital Trust I-Series A, Gtd. Trust
  Pfd. Notes, 9.33%, 05/06/27(a)                   675,000            712,523
-----------------------------------------------------------------------------
Greenpoint Capital Trust I, Gtd. Sub. Trust
  Pfd. Notes, 9.10%, 06/01/27(a)                 1,280,000          1,352,077
-----------------------------------------------------------------------------
PMI Capital I Series A, Gtd. Trust Pfd.
  Notes, 8.31%, 02/01/27(a)                      1,000,000          1,044,830
-----------------------------------------------------------------------------
Washington Mutual Capital I, Gtd. Sub. Trust
  Pfd. Notes, 8.38%, 06/01/27(a)                 1,400,000          1,469,930
=============================================================================
                                                                    4,668,347
=============================================================================

TOBACCO-0.83%

Altria Group, Inc., Unsec. Notes, 7.20%,
  02/01/07(a)                                    2,775,000          2,774,556
=============================================================================

TRADING COMPANIES &
  DISTRIBUTORS-0.15%

Western Power Distribution Holdings Ltd.
  (United Kingdom), Unsec. Unsub. Notes,
  7.38%, 12/15/28 (Acquired
  01/25/05-03/03/05; Cost $506,456)(a)(b)          450,000            490,612
=============================================================================

TRUCKING-1.06%

Roadway Corp., Sr. Sec. Gtd. Global Notes,
  8.25%, 12/01/08(a)                             3,425,000          3,565,493
=============================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-2.35%

Alamosa Delaware Inc., Sr. Gtd. Global Notes,
  8.50%, 01/31/12(a)                             2,310,000          2,457,540
-----------------------------------------------------------------------------
New Cingular Wireless Services Inc., Sr.
  Unsec. Global Notes, 7.50%, 05/01/07(a)          700,000            703,367
-----------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Unsub.
  Global Notes, 6.13%, 11/15/08(a)               1,640,000          1,659,188
-----------------------------------------------------------------------------
Sprint Nextel Corp., Deb., 9.25%, 04/15/22(a)    1,674,000          2,003,326
-----------------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Sec. Gtd.
  Second Priority Global Notes, 10.00%,
  06/15/12(a)                                      987,000          1,082,897
=============================================================================
                                                                    7,906,318
=============================================================================
    Total Bonds & Notes
      (Cost $286,376,990)                                         285,614,759
=============================================================================

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

U.S. MORTGAGE-BACKED
  SECURITIES-29.79%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-8.91%

Pass Through Ctfs.,
  6.00%, 08/01/14 to 02/01/34(a)               $ 2,955,403       $  2,981,911
-----------------------------------------------------------------------------
  5.50%, 05/01/16 to 02/01/17(a)                    96,317             96,125
-----------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/34(a)                   177,862            181,778
-----------------------------------------------------------------------------
  7.00%, 06/01/16 to 10/01/34(a)                   142,680            146,901
-----------------------------------------------------------------------------
  7.50%, 04/01/17 to 03/01/32(a)                    28,908             30,052
-----------------------------------------------------------------------------
  6.50%, 10/01/17 to 08/01/34(a)                   652,438(g)         665,551
-----------------------------------------------------------------------------
  5.00%, 07/01/34(a)                             1,827,037          1,758,777
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  4.50%, 03/01/22(a)(h)(i)                       3,102,000          2,975,012
-----------------------------------------------------------------------------
  5.00%, 03/01/37(a)(h)(i)                       8,470,000          8,136,494
-----------------------------------------------------------------------------
  5.50%, 03/01/37(a)(h)(i)                       9,642,751          9,489,070
-----------------------------------------------------------------------------
  6.00%, 03/01/37(a)(h)(i)                       3,441,000          3,453,904
=============================================================================
                                                                   29,915,575
=============================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.46%

Pass Through Ctfs.,
  7.50%, 11/01/15 to 08/01/36(a)                 1,852,407          1,926,638
-----------------------------------------------------------------------------
  7.00%, 12/01/15 to 10/01/32(a)                   343,445            353,509
-----------------------------------------------------------------------------
  6.50%, 05/01/16 to 10/01/35(a)                 1,630,349          1,672,571
-----------------------------------------------------------------------------
  6.00%, 05/01/17 to 03/01/22(a)                   396,625            398,082
-----------------------------------------------------------------------------
  5.00%, 03/01/18 to 02/01/19(a)                 1,671,743          1,638,409
-----------------------------------------------------------------------------
  5.50%, 11/01/18(a)                               924,451            922,503
-----------------------------------------------------------------------------
  8.00%, 08/01/21 to 08/01/31(a)                    31,836             33,437
-----------------------------------------------------------------------------
  8.00%, 04/01/32(a)                                23,827(g)          25,138
-----------------------------------------------------------------------------
  7.00%, 02/01/33(a)                               225,369(g)         231,767
-----------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 02/01/22(a)(h)(i)                      14,447,776         14,136,246
-----------------------------------------------------------------------------
  5.00%, 03/01/22(a)(h)                          6,440,000          6,299,125
-----------------------------------------------------------------------------
  6.00%, 03/01/22(a)(h)(i)                         871,388            880,919
-----------------------------------------------------------------------------
  5.50%, 02/01/37 to 03/01/37(a)(h)(i)          32,403,700         31,869,953
-----------------------------------------------------------------------------
  6.50%, 02/01/37(a)(h)(i)                       1,592,000          1,618,865
=============================================================================
                                                                   62,007,162
=============================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-2.42%

Pass Through Ctfs.,
  7.50%, 06/15/23 to 05/15/32(a)               $   157,162       $    163,975
-----------------------------------------------------------------------------
  8.50%, 02/15/25(a)                                30,778             33,249
-----------------------------------------------------------------------------
  8.00%, 08/15/25(a)                                 6,341              6,712
-----------------------------------------------------------------------------
  7.00%, 04/15/28 to 08/15/36(a)                 1,113,408          1,159,526
-----------------------------------------------------------------------------
  6.00%, 11/15/28 to 02/15/33(a)                   583,040            589,606
-----------------------------------------------------------------------------
  6.50%, 01/15/29 to 06/15/36(a)                 3,497,103          3,602,420
-----------------------------------------------------------------------------
  5.50%, 12/15/33 to 06/15/35(a)                 1,947,301          1,929,085
-----------------------------------------------------------------------------
  5.00%, 07/15/35 to 08/15/35(a)                   667,165            644,570
=============================================================================
                                                                    8,129,143
=============================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $100,005,331)                                         100,051,880
=============================================================================

ASSET-BACKED SECURITIES-3.27%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.76%

Wirefree Partners III CDO-Series 2005-1A,
  Notes, 6.00%, 11/17/19 (Acquired 10/12/06;
  Cost $2,598,614)(a)(b)                         2,626,729          2,566,314
=============================================================================

COLLATERALIZED MORTGAGE
  OBLIGATIONS-0.26%

Federal Home Loan Bank (FHLB)-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(a)                                      869,445            861,585
=============================================================================

OTHER DIVERSIFIED FINANCIAL
  SERVICES-2.25%

Citicorp Lease Pass-Through Trust-Series
  1999-1, Class A2, Pass Through Ctfs.,
  8.04%, 12/15/19 (Acquired
  08/20/02-01/26/06; Cost $3,438,936)(a)(b)      2,810,000          3,277,253
-----------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A, Sr. Sec.
  Notes, 5.14%, 01/15/64 (Acquired 07/14/05;
  Cost $1,468,668)(b)(e)                         1,468,668          1,418,411
-----------------------------------------------------------------------------
Patrons' Legacy, 2003-III-Series A, Ctfs.,
  5.65%, 04/17/18 (Acquired
  11/04/04-06/28/06; Cost $1,406,991)(b)(e)      1,425,422          1,402,629
-----------------------------------------------------------------------------
Patrons' Legacy, 2004-1-Series A, Ctfs.,
  6.67%, 05/04/18 (Acquired
  04/30/04-07/14/05; Cost $1,487,962)(b)(e)      1,458,333          1,448,956
=============================================================================
                                                                    7,547,249
=============================================================================
    Total Asset-Backed Securities (Cost
      $11,218,384)                                                 10,975,148
=============================================================================

                                                 SHARES
PREFERRED STOCKS-1.27%

LIFE & HEALTH INSURANCE-0.20%

Aegon N.V. (Netherlands), 6.38% Pfd.                25,600            661,248
=============================================================================

-----------------------------------------------------------------------------
                                                 SHARES             VALUE

THRIFTS & MORTGAGE FINANCE-0.60%

Fannie Mae,
  Series J, 6.45% Floating Rate Pfd.(d)             32,000       $  1,612,800
-----------------------------------------------------------------------------
  Series K, 5.40% Floating Rate Pfd.(d)              8,000            404,000
=============================================================================
                                                                    2,016,800
=============================================================================

WIRELESS TELECOMMUNICATION
  SERVICES-0.47%

Telephone & Data Systems, Inc.-Series A,
  7.60% Pfd.                                        63,000          1,577,520
=============================================================================
    Total Preferred Stocks
      (Cost $4,261,375)                                             4,255,568
=============================================================================

                                                PRINCIPAL
                                                 AMOUNT
COMMERCIAL PAPER-1.09%

BROADCASTING & CABLE TV-1.09%

Cox Communications Inc., Floating Rate
  Commercial Paper, 5.62%, 08/15/07 (Acquired
  11/03/06; Cost $3,650,000)(b)(d)             $ 3,650,000          3,650,810
=============================================================================

MUNICIPAL OBLIGATIONS-0.69%

Detroit (City of), Michigan;
  Series 2005 A-1, Taxable Capital
  Improvement Limited Tax GO (INS-Ambac
  Assurance Corp.),
  4.96%, 04/01/20(a)(c)                            390,000            362,708
-----------------------------------------------------------------------------
  Series 2005, Taxable COP (INS-Financial
  Guaranty Insurance Co.),
  4.95%, 06/15/25(a)(c)                            500,000            455,560
-----------------------------------------------------------------------------
Indianapolis (City of), Indiana Local Public
  Improvement Bond Bank;
  Series 2005 A, Taxable RB,
    4.87%, 07/15/16(a)                             250,000            238,333
-----------------------------------------------------------------------------
    5.22%, 07/15/20(a)                             325,000            313,430
-----------------------------------------------------------------------------
    5.28%, 01/15/22(a)                             275,000            264,545
-----------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3); Series
  2003, Taxable Allocation RB, (INS-MBIA
  Insurance Corp.)
  6.10%, 05/01/24(a)(c)                            450,000            460,795
-----------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
  Corp.;
  Series 2004, Taxable Rental Car Facility
  Charge RB (INS-Financial Guaranty Insurance
  Co.),
    3.69%, 07/01/07(a)(c)                          100,000             99,314
-----------------------------------------------------------------------------
    4.21%, 07/01/08(a)(c)                          125,000            123,056
=============================================================================
    Total Municipal Obligations (Cost
      $2,425,288)                                                   2,317,741
=============================================================================

AIM Total Return Bond Fund

                                                PRINCIPAL
                                                 AMOUNT             VALUE
-----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  SECURITIES-0.23%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.07%

Unsec. Floating Rate Global Notes, 2.45%,
  02/17/09(a)(d)                               $   250,000       $    244,980
=============================================================================

TENNESSEE VALLEY AUTHORITY-0.16%

Unsec. Bonds, 7.14%, 05/23/12(a)                   500,000            550,300
=============================================================================
    Total U.S. Government Agency Securities
      (Cost $790,136)                                                 795,280
=============================================================================

                                                 SHARES             VALUE
-----------------------------------------------------------------------------
MONEY MARKET FUNDS-0.34%

Liquid Assets Portfolio-Institutional
  Class(j)(k)                                      580,386       $    580,386
-----------------------------------------------------------------------------
Premier Portfolio-Institutional Class(j)(k)        580,386            580,386
=============================================================================
    Total Money Market Funds
      (Cost $1,160,772)                                             1,160,772
=============================================================================
TOTAL INVESTMENTS-121.71% (Cost $409,888,276)                     408,821,958
=============================================================================
OTHER ASSETS LESS LIABILITIES-(21.71)%                            (72,936,100)
=============================================================================
NET ASSETS-100.00%                                               $335,885,858
_____________________________________________________________________________
=============================================================================

Investment Abbreviations:

COP     - Certificates of Participation
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
GO      - General Obligation Bonds
Gtd.    - Guaranteed
INS     - Insurer
Jr.     - Junior
LILACS  - Life Insurance and Life Annuities Backed Charitable Securities
Pfd.    - Preferred

RB       - Revenue Bonds
REGS     - Regulation S
REIT     - Real Estate Investment Trust
Sec.     - Secured
Sr.      - Senior
TBA      - To Be Announced
Sub.     - Subordinated
Unsec.   - Unsecured
Unsub.   - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at January 31, 2007 was $395,484,812, which represented 117.74% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at January 31, 2007 was $73,561,813, which represented 21.90% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and/or interest payments are secured by the bond insurance company listed.
(d) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2007.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at January 31, 2007 was $5,557,634, which represented 1.65% of the Fund's Net Assets.
(f) Perpetual bond with no specified maturity date.
(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 7.
(h) Security purchased on forward commitment basis.
(i) This security is subject to dollar roll transactions. See Note 1J.
(j) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(k) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007
(Unaudited)

ASSETS:

Investments, at value (cost $408,727,504)      $407,661,186
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $1,160,772)                               1,160,772
===========================================================
     Total investments (cost $409,888,276)      408,821,958
===========================================================
Receivables for:
  Investments sold                               83,841,853
-----------------------------------------------------------
  Variation margin                                  282,797
-----------------------------------------------------------
  Fund shares sold                                  864,511
-----------------------------------------------------------
  Dividends and Interest                          5,397,648
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               15,320
-----------------------------------------------------------
Other assets                                         34,681
===========================================================
     Total assets                               499,258,768
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                         162,700,837
-----------------------------------------------------------
  Fund shares reacquired                            324,521
-----------------------------------------------------------
  Dividends                                          44,464
-----------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                24,005
-----------------------------------------------------------
  Unrealized depreciation on swap agreements         17,406
-----------------------------------------------------------
Accrued distribution fees                            60,377
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            2,626
-----------------------------------------------------------
Accrued transfer agent fees                          99,361
-----------------------------------------------------------
Accrued operating expenses                           99,313
===========================================================
     Total liabilities                          163,372,910
===========================================================
Net assets applicable to shares outstanding    $335,885,858
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $340,540,867
-----------------------------------------------------------
Undistributed net investment income                  94,069
-----------------------------------------------------------
Undistributed net realized gain (loss)           (2,208,830)
-----------------------------------------------------------
Unrealized appreciation (depreciation)           (2,540,248)
===========================================================
                                               $335,885,858
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                        $101,119,186
___________________________________________________________
===========================================================
Class B                                        $ 34,762,233
___________________________________________________________
===========================================================
Class C                                        $ 10,379,016
___________________________________________________________
===========================================================
Class R                                        $    894,172
___________________________________________________________
===========================================================
Institutional Class                            $188,731,251
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           9,852,279
___________________________________________________________
===========================================================
Class B                                           3,387,873
___________________________________________________________
===========================================================
Class C                                           1,011,560
___________________________________________________________
===========================================================
Class R                                              87,241
___________________________________________________________
===========================================================
Institutional Class                              18,383,845
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.26
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.26 divided by
     95.25%)                                   $      10.77
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
     share                                     $      10.26
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
     share                                     $      10.26
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
     share                                     $      10.25
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
     share                                     $      10.27
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF OPERATIONS

For the six months ended January 31, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $ 9,428,719
-------------------------------------------------------------------------
Dividends                                                         232,713
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      137,043
=========================================================================
     Total investment income                                    9,798,475
=========================================================================


EXPENSES:

Advisory fees                                                     806,812
-------------------------------------------------------------------------
Administrative services fees                                       57,278
-------------------------------------------------------------------------
Custodian fees                                                     28,315
-------------------------------------------------------------------------
Distribution fees:

  Class A                                                         122,329
-------------------------------------------------------------------------
  Class B                                                         180,791
-------------------------------------------------------------------------
  Class C                                                          51,442
-------------------------------------------------------------------------
  Class R                                                           2,051
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              205,490
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                2,188
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          14,260
-------------------------------------------------------------------------
Other                                                             186,784
=========================================================================
     Total expenses                                             1,657,740
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (158,183)
=========================================================================
     Net expenses                                               1,499,557
=========================================================================
Net investment income                                           8,298,918
=========================================================================


REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities                                         1,928,546
-------------------------------------------------------------------------
  Futures contracts                                             1,517,896
-------------------------------------------------------------------------
  Option contracts written                                          9,708
-------------------------------------------------------------------------
  Swap agreements                                                  (7,925)
=========================================================================
                                                                3,448,225
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                           429,881
-------------------------------------------------------------------------
  Futures contracts                                            (1,844,391)
-------------------------------------------------------------------------
  Option contracts written                                         12,495
-------------------------------------------------------------------------
  Swap agreements                                                 (17,406)
=========================================================================
                                                               (1,419,421)
=========================================================================
Net realized and unrealized gain                                2,028,804
=========================================================================
Net increase in net assets resulting from operations          $10,327,722
_________________________________________________________________________
=========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended January 31, 2007 and the year ended July 31, 2006 (Unaudited)

                                                               JANUARY 31,       JULY 31,
                                                                  2007             2006
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  8,298,918     $ 11,462,923
-------------------------------------------------------------------------------------------
  Net realized gain (loss)                                       3,448,225       (5,808,276)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)          (1,419,421)        (960,531)
===========================================================================================
    Net increase in net assets resulting from operations        10,327,722        4,694,116
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,568,900)      (3,504,797)
-------------------------------------------------------------------------------------------
  Class B                                                         (815,250)      (1,390,043)
-------------------------------------------------------------------------------------------
  Class C                                                         (231,918)        (320,290)
-------------------------------------------------------------------------------------------
  Class R                                                          (20,556)         (19,111)
-------------------------------------------------------------------------------------------
  Institutional Class                                           (4,936,603)      (6,024,924)
===========================================================================================
    Total distributions from net investment income              (8,573,227)     (11,259,165)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                               --           (9,386)
-------------------------------------------------------------------------------------------
  Class B                                                               --           (4,795)
-------------------------------------------------------------------------------------------
  Class C                                                               --           (1,030)
-------------------------------------------------------------------------------------------
  Class R                                                               --              (50)
-------------------------------------------------------------------------------------------
  Institutional Class                                                   --          (14,169)
===========================================================================================
    Total distributions from net realized gains                         --          (29,430)
===========================================================================================
    Decrease in net assets resulting from distributions         (8,573,227)     (11,288,595)
===========================================================================================
Share transactions-net:
  Class A                                                        8,168,592       19,266,480
-------------------------------------------------------------------------------------------
  Class B                                                       (2,216,315)      (6,051,586)
-------------------------------------------------------------------------------------------
  Class C                                                          513,567        1,468,800
-------------------------------------------------------------------------------------------
  Class R                                                          197,904          386,115
-------------------------------------------------------------------------------------------
  Institutional Class                                           15,820,147       77,961,655
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                               22,483,895       93,031,464
===========================================================================================
    Net increase in net assets                                  24,238,390       86,436,985
===========================================================================================

NET ASSETS:

  Beginning of period                                          311,647,468      225,210,483
===========================================================================================
  End of period (including undistributed net investment
    income of $94,069 and $368,378, respectively)             $335,885,858     $311,647,468
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

STATEMENT OF CASH FLOWS

For the six months ended January 31, 2007
(Unaudited)


CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $  10,327,722
===========================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS TO NET
  CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES:

  Purchases of investments                                     (145,265,927)
---------------------------------------------------------------------------
  Purchases of short-term investments, net                       (3,650,000)
---------------------------------------------------------------------------
  Increase in variation margin receivable                          (265,713)
---------------------------------------------------------------------------
  Decrease in call options written                                  (22,203)
---------------------------------------------------------------------------
  Increase in swap agreements                                        17,406
---------------------------------------------------------------------------
  Proceeds from disposition of investments                      127,548,070
---------------------------------------------------------------------------
  Amortization of premiums and discounts                          1,008,249
---------------------------------------------------------------------------
  Decrease in dividends and interest receivable                      44,706
---------------------------------------------------------------------------
  Decrease in other assets                                           76,606
---------------------------------------------------------------------------
  Increase in accrued expenses and other payables                    88,941
---------------------------------------------------------------------------
  Unrealized appreciation on investment securities                 (429,881)
---------------------------------------------------------------------------
  Net realized gain from investment securities                   (1,928,546)
===========================================================================
    Net cash provided by (used in) operating activities         (12,450,570)
===========================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold               47,156,448
---------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (33,376,870)
---------------------------------------------------------------------------
  Dividends paid to shareholders                                   (263,044)
===========================================================================
    Net cash provided by financing activities                    13,516,534
===========================================================================
Net increase in cash and cash equivalents                         1,065,964
---------------------------------------------------------------------------
Cash and cash equivalents at beginning of period                     94,808
===========================================================================
Cash and cash equivalents at end of period                    $   1,160,772
___________________________________________________________________________
===========================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of shares of beneficial interest issued in
    reinvestment of dividends paid to shareholders            $   8,300,336
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Total Return Bond Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Total Return Bond Fund (the "Fund") is a series portfolio of AIM Investment Securities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of ten separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is maximum total return consistent with the preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net

AIM Total Return Bond Fund

     gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position).

AIM Total Return Bond Fund

     During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. COVERED CALL OPTIONS -- The Fund may write call options, including options on futures. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       An option on a futures contract gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying futures contract on the exercise date. The value of a futures contract fluctuates with changes in the market values of the securities underlying the futures contract. In writing futures contract options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of underlying portfolio securities. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. PUT OPTIONS PURCHASED AND WRITTEN -- The Fund may purchase and write put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

N. SWAP AGREEMENTS -- The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

AIM Total Return Bond Fund

O. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $500 million                                            0.50%
-------------------------------------------------------------------
Next $500 million                                             0.45%
-------------------------------------------------------------------
Over $1 billion                                               0.40%
 __________________________________________________________________
===================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.00%, 1.75%, 1.75%, 1.25% and 0.75% of average daily net assets, respectively. Also, AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.15%, 1.90%, 1.90%, 1.40% and 0.90% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the Fund may also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended January 31, 2007, AIM waived advisory fees of $731 and reimbursed $143,567 of class level expenses of Class A, Class B, Class C and Class R shares in proportion to the net assets of each class.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended January 31, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $1,330.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended January 31, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended January 31, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended January 31, 2007, ADI advised the Fund that it

AIM Total Return Bond Fund

retained $15,551 in front-end sales commissions from the sale of Class A shares and $0, $13,344, $1,658 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               07/31/06          AT COST          FROM SALES       (DEPRECIATION)      01/31/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $47,404        $ 56,171,218      $ (55,638,236)        $   --         $  580,386      $ 68,704       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class              47,404          56,171,218        (55,638,236)            --            580,386        68,339           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $94,808        $112,342,436      $(111,276,472)        $   --         $1,160,772      $137,043       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions, (ii) custodian credits which result from periodic overnight cash balances at the custodian and (iii) a one time custodian fee credit to be used to offset future custodian fees. For the six months ended January 31, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $12,555.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended January 31, 2007, the Fund paid legal fees of $2,567 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended January 31, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

AIM Total Return Bond Fund

NOTE 7--FUTURES CONTRACTS

On January 31, 2007, $887,623 principal amount of U.S. Government obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                              NUMBER OF      MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS    COMMITMENT       01/31/07       (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 year Notes                                        56       Mar-07/Long    $ 11,401,250      $   (67,874)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 5 year Notes                                        65       Mar-07/Long       6,794,531          (12,334)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 year Notes                                      821       Mar-07/Long      87,641,750       (1,273,399)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 year Bonds                                       29       Mar-07/Long       3,193,625         (102,917)
=========================================================================================================================
                                                                                          $109,031,156      $(1,456,524)
_________________________________________________________________________________________________________________________
=========================================================================================================================

NOTE 8--OPTIONS CONTRACTS WRITTEN

                          TRANSACTIONS DURING THE PERIOD
-----------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS
                                                              ---------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
-----------------------------------------------------------------------------------
Beginning of period                                               49       $ 9,708
-----------------------------------------------------------------------------------
Expired                                                          (49)       (9,708)
===================================================================================
End of period                                                     --       $    --
___________________________________________________________________________________
===================================================================================

NOTE 9--CREDIT DEFAULT SWAP AGREEMENTS

                                       OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NOTIONAL      UNREALIZED
                                              REFERENCE     BUY/SELL     PAY/RECEIVE    EXPIRATION     AMOUNT      APPRECIATION
COUNTERPARTY                                   ENTITY      PROTECTION    FIXED RATE        DATE        (000)      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
Leman Brothers, Inc.                          CDX NA.IG       Buy           0.40%       12/20/2011     $7,000        $(17,406)
________________________________________________________________________________________________________________________________
================================================================================================================================

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of July 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
July 31, 2014                                                    $1,145,028
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM Total Return Bond Fund

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended January 31, 2007 was $201,774,738 and $193,090,796, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $   854,240
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,029,779)
===============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                      $(1,175,539)
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $409,997,497.

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                 JANUARY 31, 2007(A)              JULY 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      1,372,978    $ 14,175,032     2,946,881    $ 30,331,218
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        474,568       4,892,524       965,796       9,940,418
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        162,336       1,671,817       451,426       4,649,519
----------------------------------------------------------------------------------------------------------------------
  Class R                                                         28,760         296,159        43,640         448,652
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          2,565,618      26,468,344     7,398,018      76,129,832
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        234,664       2,424,852       324,182       3,335,054
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         68,985         712,633       117,094       1,205,308
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         19,930         205,843        28,327         291,272
----------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,978          20,405         1,866          19,144
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            477,625       4,936,603       587,723       6,039,349
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        117,718       1,215,520       281,524       2,892,228
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (117,738)     (1,215,520)     (281,682)     (2,892,228)
======================================================================================================================
Reacquired:
  Class A                                                       (934,917)     (9,646,812)   (1,681,038)    (17,292,020)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (640,771)     (6,605,952)   (1,389,491)    (14,305,084)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (132,263)     (1,364,093)     (337,396)     (3,471,991)
----------------------------------------------------------------------------------------------------------------------
  Class R                                                        (11,477)       (118,660)       (7,961)        (81,681)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (1,516,813)    (15,584,800)     (410,864)     (4,207,526)
======================================================================================================================
                                                               2,171,181    $ 22,483,895     9,038,045    $ 93,031,464
______________________________________________________________________________________________________________________
======================================================================================================================

(a) 60% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.

AIM Total Return Bond Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending July 31, 2008.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    CLASS A
                                               ----------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                               SIX MONTHS                                                       (DATE OPERATIONS
                                                  ENDED                    YEAR ENDED JULY 31,                    COMMENCED) TO
                                               JANUARY 31,       ----------------------------------------           JULY 31,
                                                  2007            2006       2005       2004       2003               2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $  10.20         $ 10.47    $ 10.45    $ 10.35    $ 10.19            $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.26            0.44       0.32       0.31       0.32(a)           0.18(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.07           (0.28)      0.15       0.25       0.26              0.23
=================================================================================================================================
    Total from investment operations                0.33            0.16       0.47       0.56       0.58              0.41
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.27)          (0.43)     (0.33)     (0.36)     (0.40)            (0.22)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --           (0.00)     (0.12)     (0.10)     (0.02)               --
=================================================================================================================================
    Total distributions                            (0.27)          (0.43)     (0.45)     (0.46)     (0.42)            (0.22)
=================================================================================================================================
Net asset value, end of period                  $  10.26         $ 10.20    $ 10.47    $ 10.45    $ 10.35            $10.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     3.27%           1.62%      4.57%      5.45%      5.77%             4.09%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $101,119         $92,434    $75,264    $35,948    $30,336            $9,325
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.01%(c)        1.01%      1.01%      1.00%      1.00%             1.00%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.21%(c)        1.31%      1.48%      1.57%      1.54%             3.21%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            5.06%(c)        4.32%      3.04%      2.87%      3.07%             3.10%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            61%             95%       180%       338%       284%              215%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $97,065,479.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund

                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                               SIX MONTHS                                                       (DATE OPERATIONS
                                                  ENDED                    YEAR ENDED JULY 31,                    COMMENCED) TO
                                               JANUARY 31,       ----------------------------------------           JULY 31,
                                                  2007            2006       2005       2004       2003               2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $ 10.20         $ 10.47    $ 10.45    $ 10.35    $ 10.19            $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.22            0.37       0.24       0.22       0.24(a)            0.14(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                        0.07           (0.28)      0.15       0.26       0.27               0.22
=================================================================================================================================
    Total from investment operations                0.29            0.09       0.39       0.48       0.51               0.36
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.23)          (0.36)     (0.25)     (0.29)     (0.33)             (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains               --           (0.00)     (0.12)     (0.09)     (0.02)                --
=================================================================================================================================
    Total distributions                            (0.23)          (0.36)     (0.37)     (0.38)     (0.35)             (0.17)
=================================================================================================================================
Net asset value, end of period                   $ 10.26         $ 10.20    $ 10.47    $ 10.45    $ 10.35            $ 10.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     2.89%           0.86%      3.80%      4.67%      4.98%              3.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)         $34,762         $36,741    $43,865    $44,047    $47,655            $14,678
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                                  1.76%(c)        1.76%      1.76%      1.75%      1.75%              1.75%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                  1.96%(c)        2.06%      2.14%      2.22%      2.19%              3.86%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                            4.31%(c)        3.57%      2.29%      2.12%      2.32%              2.35%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                            61%             95%       180%       338%       284%               215%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $35,863,479.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                       CLASS C
                                                    -----------------------------------------------------------------------------
                                                                                                                DECEMBER 31, 2001
                                                     SIX MONTHS                                                 (DATE OPERATIONS
                                                       ENDED                  YEAR ENDED JULY 31,                 COMMENCED) TO
                                                    JANUARY 31,     ----------------------------------------        JULY 31,
                                                        2007         2006       2005       2004       2003            2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $ 10.20       $10.47     $10.45     $10.35     $10.19          $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  0.22         0.37       0.24       0.22       0.24(a)         0.14(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      0.07        (0.28)      0.15       0.26       0.27            0.22
=================================================================================================================================
    Total from investment operations                     0.29         0.09       0.39       0.48       0.51            0.36
=================================================================================================================================
Less distributions:
  Dividends from net investment income                  (0.23)       (0.36)     (0.25)     (0.29)     (0.33)          (0.17)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    --        (0.00)     (0.12)     (0.09)     (0.02)             --
=================================================================================================================================
    Total distributions                                 (0.23)       (0.36)     (0.37)     (0.38)     (0.35)          (0.17)
=================================================================================================================================
Net asset value, end of period                        $ 10.26       $10.20     $10.47     $10.45     $10.35          $10.19
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                          2.89%        0.86%      3.80%      4.67%      4.98%           3.65%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $10,379       $9,805     $8,573     $8,649     $9,185          $3,045
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         1.76%(c)     1.76%      1.76%      1.75%      1.75%           1.75%(d)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                                       1.96%(c)     2.06%      2.14%      2.22%      2.19%           3.86%(d)
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                 4.31%(c)     3.57%      2.29%      2.12%      2.32%           2.35%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                 61%          95%       180%       338%       284%            215%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $10,204,441.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund

                                                                                     CLASS R
                                                              ------------------------------------------------------
                                                                                                      APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED         (DATE SALES
                                                                 ENDED               JULY 31,         COMMENCED) TO
                                                              JANUARY 31,       ------------------       JULY 31,
                                                                 2007            2006       2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.19          $10.45     $10.44         $10.42
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.25            0.41       0.29           0.08
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.07           (0.26)      0.14           0.02
====================================================================================================================
    Total from investment operations                              0.32            0.15       0.43           0.10
====================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.26)          (0.41)     (0.30)         (0.08)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --           (0.00)     (0.12)            --
====================================================================================================================
    Total distributions                                          (0.26)          (0.41)     (0.42)         (0.08)
====================================================================================================================
Net asset value, end of period                                  $10.25          $10.19     $10.45         $10.44
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                   3.14%           1.47%      4.21%          0.92%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  894          $  692     $  318         $  108
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.26%(b)        1.26%      1.26%          1.25%(c)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.46%(b)        1.56%      1.64%          1.39%(c)
====================================================================================================================
Ratio of net investment income to average net assets              4.81%(b)        4.07%      2.79%          2.62%(c)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate(d)                                          61%             95%       180%           338%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $813,728.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                                                       APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED          (DATE SALES
                                                                 ENDED               JULY 31,          COMMENCED) TO
                                                              JANUARY 31,       -------------------       JULY 31,
                                                                 2007             2006       2005           2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  10.20         $  10.47    $ 10.45       $ 10.42
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.28             0.47       0.34          0.09
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.08            (0.28)      0.15          0.03
=====================================================================================================================
    Total from investment operations                               0.36             0.19       0.49          0.12
=====================================================================================================================
Less distributions:
  Dividends from net investment income                            (0.29)           (0.46)     (0.35)        (0.09)
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --            (0.00)     (0.12)           --
=====================================================================================================================
    Total distributions                                           (0.29)           (0.46)     (0.47)        (0.09)
=====================================================================================================================
Net asset value, end of period                                 $  10.27         $  10.20    $ 10.47       $ 10.45
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(a)                                                    3.53%            1.91%      4.84%         1.15%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $188,731         $171,975    $97,190       $13,415
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.68%(b)         0.72%      0.75%         0.51%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.68%(b)         0.72%      0.79%         0.63%(c)
=====================================================================================================================
Ratio of net investment income to average net assets               5.39%(b)         4.61%      3.30%         3.36%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(d)                                           61%              95%       180%          338%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $176,152,624.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Total Return Bond Fund


NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Total Return Bond Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173

James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Karen Dunn Kelley                             Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.                                                            1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

                                   [EDELIVERY
                                  GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY

eDelivery is the process of receiving your   If used after April 20, 2007, this report
fund and account information via e-mail.     must be accompanied by a Fund Performance
Once your quarterly statements, tax forms,   & Commentary or by an AIM Quarterly
fund reports, and prospectuses are           Performance Review for the most recent
available, we will send you an e-mail        quarter-end. Mutual funds and
notification containing links to these       exchange-traded funds distributed by A I M
documents. For security purposes, you will   Distributors, Inc.
need to log in to your account to view
your statements and tax forms.               A I M Management Group Inc. has provided
                                             leadership in the investment management
WHY SIGN UP?                                 industry since 1976. AIM Investment
                                             Services, Inc. is the transfer agent for
Register for eDelivery to:                   the products and services represented by
                                             AIM Investments. AIM is a subsidiary of
o save your Fund the cost of printing and    AMVESCAP PLC, one of the world's largest
postage.                                     independent financial services companies
                                             with $469 billion in assets under
o reduce the amount of paper you receive.    management as of January 31, 2007.

o gain access to your documents faster by    ==========================================
not waiting for the mail.
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS,
o view your documents online anytime at      AND CHARGES AND EXPENSES CAREFULLY. FOR
your convenience.                            THIS AND OTHER INFORMATION ABOUT AIM
                                             FUNDS, OBTAIN A PROSPECTUS FROM YOUR
o save the documents to your personal        FINANCIAL ADVISOR AND READ IT CAREFULLY
computer or print them out for your          BEFORE INVESTING.
records.
                                             ==========================================
HOW DO I SIGN UP?

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and
complete the consent process.

This AIM service is provided by AIM
Investment Services, Inc.

AIMinvestments.com               TRB-SAR-1               A I M Distributors,Inc.

                      [YOUR GOALS. OUR SOLUTIONS.]
                        --Registered Trademark--
====================================================================================
Mutual  Exchange-   Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Traded      Products               Savings  Managed     Products  Management          --Registered Trademark--
        Funds                              Plans    Accounts
====================================================================================

ITEM 2. CODE OF ETHICS.

     The Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 4, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ----------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: April 4, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: April 4, 2007

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.